UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-01944

Principal Variable Contracts Funds, Inc.
(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-248-0156

Date of fiscal year end:	December 31, 2020

Date of reporting period:	June 30, 2020

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Variable Contracts Funds, Inc.
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary.
Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-247-
9988 if you have a life insurance policy or 1-800-852-4450 if you have an annuity. Your election to receive reports in paper will apply to all portfolio companies available under your contract.
Sign up for eDelivery!
Safe, secure and ready when you are,
sign up for eDelivery today.
Two ways to sign up (some restrictions may apply):
Visit Principal.com > Log in, select “My Profile”, then
select “Manage Delivery Preferences”
Telephone: > Call us at 1-800-247-9988 if you have a life
insurance policy or 1-800-852-4450 if you have an annuity.

Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Financial Statements 1
Notes to Financial Statements 40
Schedules of Investments 65
Financial Highlights (Includes performance information) 188
Shareholder Expense Example 208
Supplemental Information 212

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Bond Market Index
Account
Core Plus Bond
Account
Diversified Balanced
Account
Investment in securities--at cost ..........................................................
$ 2,310,854 $ 269,645 $ –
Investment in affiliated securities--at cost ................................................
$ 185,618 $ 7,169 $ 713,124
Assets
Investment in securities--at value  .......................................................... $ 2,485,581
(a)
$ 281,305
(a)
$ –
Investment in affiliated securities--at value ................................................. 185,618 7,169 967,067
Cash ......................................................................................... 264 1 –
Deposits with counterparty .................................................................. 318 8 –
Receivables:
Dividends and interest ................................................................. 12,428 1,666 –
Fund shares sold ....................................................................... 372 2,015 4
Investment securities sold ............................................................. 17,556 1,445 2,380
Variation margin on futures ........................................................... – 2 –
Total Assets   2,702,137 293,611 969,451
Liabilities
Accrued management and investment advisory fees ........................................ 282 97 40
Accrued distribution fees .................................................................... – – 191
Accrued directors' expenses ................................................................. 11 1 6
Accrued other expenses ..................................................................... 19 3 7
Deposits from counterparty ................................................................. 264 – –
Payables:
Fund shares redeemed ................................................................. 6,634 18 2,384
Investment securities purchased ...................................................... 161,947 31,699 –
Variation margin on futures ........................................................... – 11 –
Variation margin on swaps ............................................................ – 10 –
Collateral obligation on securities loaned, at value ......................................... 3,521 1,123 –
Total Liabilities   172,678 32,962 2,628
Net Assets Applicable to Outstanding Shares ............................................
$ 2,529,459 $ 260,649 $ 966,823
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 2,258,565 $ 234,638 $ 640,282
Total distributable earnings (accumulated loss) ............................................. 270,894 26,011 326,541
Total Net Assets
$ 2,529,459 $ 260,649 $ 966,823
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 300,000 400,000 450,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 2,529,459 $ 260,649 $ 38,765
Shares issued and outstanding ........................................................ 222,531 21,379 2,327
Net Asset Value per share .............................................................
$ 11.37 $ 12.19 $ 16.66
Class 2 : Net Assets .......................................................................... N/A N/A $ 928,058
Shares issued and outstanding ........................................................ 55,685
Net Asset Value per share .............................................................
$ 16.67
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Balanced
Managed Volatility
Account
Diversified Balanced
Volatility Control
Account
Diversified Growth
Account
Investment in affiliated securities--at cost ................................................
$ 147,988 $ 151,374 $ 2,625,984
Assets
Investment in affiliated securities--at value ................................................. $ 170,151 $ 157,539 $ 3,549,107
Deposits with counterparty .................................................................. – 216 –
Receivables:
Fund shares sold ....................................................................... 128 – –
Investment securities sold ............................................................. – 46 10,591
Total Assets   170,279 157,801 3,559,698
Liabilities
Accrued management and investment advisory fees ........................................ 7 15 146
Accrued distribution fees .................................................................... 35 32 731
Accrued chief compliance officer fees ...................................................... – – 1
Accrued directors' expenses ................................................................. 2 2 17
Accrued other expenses ..................................................................... 7 8 8
Payables:
Fund shares redeemed ................................................................. 95 57 10,590
Investment securities purchased ...................................................... 34 – –
Variation margin on futures ........................................................... – 38 –
Total Liabilities   180 152 11,493
Net Assets Applicable to Outstanding Shares ............................................
$ 170,099 $ 157,649 $ 3,548,205
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 137,354 $ 147,696 $ 2,391,032
Total distributable earnings (accumulated loss) ............................................. 32,745 9,953 1,157,173
Total Net Assets
$ 170,099 $ 157,649 $ 3,548,205
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 200,000 300,000
Net Asset Value Per Share:
Class 2 : Net Assets .......................................................................... $ 170,099 $ 157,649 $ 3,548,205
Shares issued and outstanding ........................................................ 13,081 13,530 192,225
Net Asset Value per share .............................................................
$ 13.00 $ 11.65 $ 18.46

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Growth
Managed Volatility
Account
Diversified Growth
Volatility Control
Account
Diversified Income
Account
Investment in affiliated securities--at cost ................................................
$ 295,391 $ 794,494 $ 239,859
Assets
Investment in affiliated securities--at value ................................................. $ 342,083 $ 820,858 $ 285,119
Deposits with counterparty .................................................................. – 5,544 –
Receivables:
Fund shares sold ....................................................................... 66 – 764
Investment securities sold ............................................................. 3,001 1,505 –
Total Assets   345,150 827,907 285,883
Liabilities
Accrued management and investment advisory fees ........................................ 14 80 11
Accrued distribution fees .................................................................... 71 168 58
Accrued directors' expenses ................................................................. 3 5 3
Accrued other expenses ..................................................................... 7 5 7
Payables:
Fund shares redeemed ................................................................. 3,066 1,881 509
Investment securities purchased ...................................................... – – 255
Variation margin on futures ........................................................... – 982 –
Total Liabilities   3,161 3,121 843
Net Assets Applicable to Outstanding Shares ............................................
$ 341,989 $ 824,786 $ 285,040
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 271,444 $ 778,476 $ 228,455
Total distributable earnings (accumulated loss) ............................................. 70,545 46,310 56,585
Total Net Assets
$ 341,989 $ 824,786 $ 285,040
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 200,000 50,000
Net Asset Value Per Share:
Class 2 : Net Assets .......................................................................... $ 341,989 $ 824,786 $ 285,040
Shares issued and outstanding ........................................................ 25,572 70,548 20,121
Net Asset Value per share .............................................................
$ 13.37 $ 11.69 $ 14.17

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified
International Account Equity Income Account
Government & High
Quality Bond Account
Investment in securities--at cost ..........................................................
$ 201,823 $ 431,356 $ 226,217
Investment in affiliated securities--at cost ................................................
$ 623 $ 13,745 $ 20,544
Foreign currency--at cost ..................................................................
$ 42 $ – $ –
Assets
Investment in securities--at value  .......................................................... $ 234,215
(a)
$ 636,748 $ 231,981
Investment in affiliated securities--at value ................................................. 623 13,745 20,544
Foreign currency--at value .................................................................. 41 – –
Deposits with counterparty .................................................................. – – 209
Receivables:
Dividends and interest ................................................................. 840 1,587 704
Fund shares sold ....................................................................... 145 224 1,084
Investment securities sold ............................................................. 494 12,842 3,121
Variation margin on futures ........................................................... – – 19
Total Assets   236,358 665,146 257,662
Liabilities
Accrued management and investment advisory fees ........................................ 162 259 99
Accrued distribution fees .................................................................... – 5 –
Accrued directors' expenses ................................................................. 3 6 3
Accrued other expenses ..................................................................... 45 20 7
Cash overdraft ............................................................................... – 1 –
Payables:
Fund shares redeemed ................................................................. 268 317 107
Investment securities purchased ...................................................... 577 12,730 15,718
Collateral obligation on securities loaned, at value ......................................... 3,079 – –
Total Liabilities   4,134 13,338 15,934
Net Assets Applicable to Outstanding Shares ............................................
$ 232,224 $ 651,808 $ 241,728
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 202,301 $ 401,254 $ 237,877
Total distributable earnings (accumulated loss) ............................................. 29,923 250,554 3,851
Total Net Assets
$ 232,224 $ 651,808 $ 241,728
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 300,000 200,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 232,224 $ 626,137 $ 241,728
Shares issued and outstanding ........................................................ 16,264 26,031 24,060
Net Asset Value per share .............................................................
$ 14.28 $ 24.05 $ 10.05
Class 2 : Net Assets .......................................................................... N/A $ 25,671 N/A
Shares issued and outstanding ........................................................ 1,079
Net Asset Value per share .............................................................
$ 23.80
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
International Emerging
Markets Account
LargeCap Growth
Account I
LargeCap S&P 500
Index Account
Investment in securities--at cost ..........................................................
$ 66,266 $ 340,950 $ 1,579,071
Investment in affiliated securities--at cost ................................................
$ 1,445 $ 11,023 $ 35,799
Foreign currency--at cost ..................................................................
$ 61 $ – $ –
Assets
Investment in securities--at value  .......................................................... $ 74,517
(a)
$ 534,821
(a)
$ 2,533,373
(a)
Investment in affiliated securities--at value ................................................. 1,445 11,032 35,799
Foreign currency--at value .................................................................. 60 – –
Cash ......................................................................................... – 2 8
Deposits with counterparty .................................................................. – 336 –
Receivables:
Dividends and interest ................................................................. 250 117 2,027
Expense reimbursement from Manager ............................................... – 5 –
Fund shares sold ....................................................................... 15 158 84
Investment securities sold ............................................................. 1,471 351 –
Variation margin on futures ........................................................... – 51 495
Total Assets   77,758 546,873 2,571,786
Liabilities
Accrued management and investment advisory fees ........................................ 69 306 534
Accrued distribution fees .................................................................... – – 4
Accrued directors' expenses ................................................................. 2 2 14
Accrued other expenses ..................................................................... 25 9 23
Payables:
Fund shares redeemed ................................................................. 40 670 6,858
Investment securities purchased ...................................................... 1,506 501 –
Collateral obligation on securities loaned, at value ......................................... 53 2,132 2,866
Total Liabilities   1,695 3,620 10,299
Net Assets Applicable to Outstanding Shares ............................................
$ 76,063 $ 543,253 $ 2,561,487
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 69,672 $ 293,035 $ 1,271,706
Total distributable earnings (accumulated loss) ............................................. 6,391 250,218 1,289,781
Total Net Assets
$ 76,063 $ 543,253 $ 2,561,487
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 200,000 300,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 76,063 $ 543,253 $ 2,542,734
Shares issued and outstanding ........................................................ 4,914 13,056 130,145
Net Asset Value per share .............................................................
$ 15.48 $ 41.61 $ 19.54
Class 2 : Net Assets .......................................................................... N/A N/A $ 18,753
Shares issued and outstanding ........................................................ 972
Net Asset Value per share .............................................................
$ 19.30
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
LargeCap S&P 500
Managed Volatility
Index Account MidCap Account
Principal Capital
Appreciation Account
Investment in securities--at cost ..........................................................
$ 142,565 $ 368,426 $ 75,831
Investment in affiliated securities--at cost ................................................
$ 13,007 $ 923 $ 2,159
Assets
Investment in securities--at value  .......................................................... $ 201,786
(a)
$ 541,269
(a)
$ 141,675
Investment in affiliated securities--at value ................................................. 13,007 923 2,159
Cash ......................................................................................... – 328 –
Deposits with counterparty .................................................................. 67 – –
Receivables:
Dividends and interest ................................................................. 161 94 117
Fund shares sold ....................................................................... 12 5 –
Investment securities sold ............................................................. – 918 175
Variation margin on futures ........................................................... 40 – –
Total Assets   215,073 543,537 144,126
Liabilities
Accrued management and investment advisory fees ........................................ 80 245 74
Accrued distribution fees .................................................................... – 4 3
Accrued directors' expenses ................................................................. 2 5 3
Accrued other expenses ..................................................................... 13 9 9
Cash overdraft ............................................................................... 3 – –
Payables:
Fund shares redeemed ................................................................. 1,351 2,365 987
Investment securities purchased ...................................................... – 271 41
Options and swaptions contracts written  (premiums received $ 1483 , $ 0 and $ 0 ) .... 880 – –
Collateral obligation on securities loaned, at value ......................................... 248 197 –
Total Liabilities   2,577 3,096 1,117
Net Assets Applicable to Outstanding Shares ............................................
$ 212,496 $ 540,441 $ 143,009
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 148,613 $ 281,785 $ 68,688
Total distributable earnings (accumulated loss) ............................................. 63,883 258,656 74,321
Total Net Assets
$ 212,496 $ 540,441 $ 143,009
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 100,000 105,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 212,496 $ 521,494 $ 129,880
Shares issued and outstanding ........................................................ 14,537 9,148 4,378
Net Asset Value per share .............................................................
$ 14.62 $ 57.01 $ 29.66
Class 2 : Net Assets .......................................................................... N/A $ 18,947 $ 13,129
Shares issued and outstanding ........................................................ 336 449
Net Asset Value per share .............................................................
$ 56.45 $ 29.24
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime 2010
Account
Principal LifeTime 2020
Account
Principal LifeTime 2030
Account
Investment in affiliated securities--at cost ................................................
$ 30,959 $ 155,963 $ 176,778
Assets
Investment in affiliated securities--at value ................................................. $ 33,524 $ 169,929 $ 190,051
Receivables:
Dividends and interest ................................................................. 26 96 67
Fund shares sold ....................................................................... 26 100 478
Investment securities sold ............................................................. – 598 –
Total Assets   33,576 170,723 190,596
Liabilities
Accrued directors' expenses ................................................................. 1 2 2
Accrued professional fees ................................................................... 7 – –
Accrued other expenses ..................................................................... – 7 7
Payables:
Fund shares redeemed ................................................................. 11 698 252
Investment securities purchased ...................................................... 41 96 294
Total Liabilities   60 803 555
Net Assets Applicable to Outstanding Shares ............................................
$ 33,516 $ 169,920 $ 190,041
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 29,119 $ 144,718 $ 168,933
Total distributable earnings (accumulated loss) ............................................. 4,397 25,202 21,108
Total Net Assets
$ 33,516 $ 169,920 $ 190,041
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 100,000 200,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 33,516 $ 169,920 $ 190,041
Shares issued and outstanding ........................................................ 2,587 12,290 14,849
Net Asset Value per share .............................................................
$ 12.96 $ 13.83 $ 12.80

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime 2040
Account
Principal LifeTime 2050
Account
Principal LifeTime 2060
Account
Investment in affiliated securities--at cost ................................................
$ 79,212 $ 35,965 $ 8,478
Assets
Investment in affiliated securities--at value ................................................. $ 84,843 $ 38,966 $ 8,656
Receivables:
Dividends and interest ................................................................. 17 4 –
Fund shares sold ....................................................................... 174 46 13
Total Assets   85,034 39,016 8,669
Liabilities
Accrued directors' expenses ................................................................. 2 2 2
Accrued professional fees ................................................................... – 7 6
Accrued other expenses ..................................................................... 7 – –
Payables:
Fund shares redeemed ................................................................. 67 11 –
Investment securities purchased ...................................................... 124 39 13
Total Liabilities   200 59 21
Net Assets Applicable to Outstanding Shares ............................................
$ 84,834 $ 38,957 $ 8,648
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 75,391 $ 34,240 $ 8,175
Total distributable earnings (accumulated loss) ............................................. 9,443 4,717 473
Total Net Assets
$ 84,834 $ 38,957 $ 8,648
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 200,000 100,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 84,834 $ 38,957 $ 8,648
Shares issued and outstanding ........................................................ 5,451 2,636 627
Net Asset Value per share .............................................................
$ 15.56 $ 14.78 $ 13.79

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Strategic Income
Account
Real Estate Securities
Account
SAM Balanced
Portfolio
Investment in securities--at cost ..........................................................
$ – $ 113,023 $ –
Investment in affiliated securities--at cost ................................................
$ 25,041 $ 42 $ 532,703
Assets
Investment in securities--at value  .......................................................... $ – $ 130,434 $ –
Investment in affiliated securities--at value ................................................. 26,952 42 633,815
Receivables:
Dividends and interest ................................................................. 24 491 272
Fund shares sold ....................................................................... 444 60 75
Investment securities sold ............................................................. – 220 492
Total Assets   27,420 131,247 634,654
Liabilities
Accrued management and investment advisory fees ........................................ – 91 121
Accrued distribution fees .................................................................... – 1 24
Accrued directors' expenses ................................................................. 2 3 4
Accrued professional fees ................................................................... – 8 –
Accrued other expenses ..................................................................... 7 – 8
Payables:
Fund shares redeemed ................................................................. – 35 567
Investment securities purchased ...................................................... 468 – 271
Total Liabilities   477 138 995
Net Assets Applicable to Outstanding Shares ............................................
$ 26,943 $ 131,109 $ 633,659
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 24,051 $ 98,513 $ 496,573
Total distributable earnings (accumulated loss) ............................................. 2,892 32,596 137,086
Total Net Assets
$ 26,943 $ 131,109 $ 633,659
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 100,000 300,000 300,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 26,943 $ 125,019 $ 516,836
Shares issued and outstanding ........................................................ 2,213 6,748 34,413
Net Asset Value per share .............................................................
$ 12.17 $ 18.53 $ 15.02
Class 2 : Net Assets .......................................................................... N/A $ 6,090 $ 116,823
Shares issued and outstanding ........................................................ 328 7,888
Net Asset Value per share .............................................................
$ 18.56 $ 14.81

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
SAM Flexible Income
Portfolio
Investment in affiliated securities--at cost ................................................
$ 158,707 $ 280,559 $ 162,045
Assets
Investment in affiliated securities--at value ................................................. $ 176,871 $ 328,557 $ 173,850
Receivables:
Dividends and interest ................................................................. 113 53 153
Fund shares sold ....................................................................... 157 4 19
Investment securities sold ............................................................. – 112 163
Total Assets   177,141 328,726 174,185
Liabilities
Accrued management and investment advisory fees ........................................ 34 62 33
Accrued distribution fees .................................................................... 5 27 7
Accrued directors' expenses ................................................................. 2 3 2
Accrued other expenses ..................................................................... 7 8 7
Payables:
Fund shares redeemed ................................................................. 45 116 182
Investment securities purchased ...................................................... 226 53 152
Total Liabilities   319 269 383
Net Assets Applicable to Outstanding Shares ............................................
$ 176,822 $ 328,457 $ 173,802
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 151,429 $ 269,980 $ 153,278
Total distributable earnings (accumulated loss) ............................................. 25,393 58,477 20,524
Total Net Assets
$ 176,822 $ 328,457 $ 173,802
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 200,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 150,889 $ 195,683 $ 142,266
Shares issued and outstanding ........................................................ 12,670 10,441 11,481
Net Asset Value per share .............................................................
$ 11.91 $ 18.74 $ 12.39
Class 2 : Net Assets .......................................................................... $ 25,933 $ 132,774 $ 31,536
Shares issued and outstanding ........................................................ 2,210 7,204 2,576
Net Asset Value per share .............................................................
$ 11.73 $ 18.43 $ 12.24

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Strategic Growth
Portfolio
Short-Term Income
Account SmallCap Account
Investment in securities--at cost ..........................................................
$ – $ 132,781 $ 161,446
Investment in affiliated securities--at cost ................................................
$ 259,499 $ 2,165 $ 5,059
Assets
Investment in securities--at value  .......................................................... $ – $ 136,018
(a)
$ 166,358
(a)
Investment in affiliated securities--at value ................................................. 289,027 2,165 5,059
Receivables:
Dividends and interest ................................................................. – 617 198
Expense reimbursement from Manager ............................................... – 1 –
Fund shares sold ....................................................................... 6 3,083 15
Investment securities sold ............................................................. 92 – 1,441
Total Assets   289,125 141,884 173,071
Liabilities
Accrued management and investment advisory fees ........................................ 55 55 113
Accrued distribution fees .................................................................... 28 – 1
Accrued directors' expenses ................................................................. 3 2 3
Accrued other expenses ..................................................................... 7 8 9
Payables:
Fund shares redeemed ................................................................. 98 54 1,255
Investment securities purchased ...................................................... – 963 2,046
Collateral obligation on securities loaned, at value ......................................... – 1,594 5,634
Total Liabilities   191 2,676 9,061
Net Assets Applicable to Outstanding Shares ............................................
$ 288,934 $ 139,208 $ 164,010
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 249,583 $ 131,799 $ 145,550
Total distributable earnings (accumulated loss) ............................................. 39,351 7,409 18,460
Total Net Assets
$ 288,934 $ 139,208 $ 164,010
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 400,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 154,388 $ 139,208 $ 157,935
Shares issued and outstanding ........................................................ 7,608 52,905 11,525
Net Asset Value per share .............................................................
$ 20.30 $ 2.63 $ 13.70
Class 2 : Net Assets .......................................................................... $ 134,546 N/A $ 6,075
Shares issued and outstanding ........................................................ 6,734 446
Net Asset Value per share .............................................................
$ 19.98 $ 13.63
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands
Bond Market Index
Account
Core Plus Bond
Account
Diversified
Balanced Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 250 $ 36 $ –
Dividends .................................................................................. 194 42 –
Interest ..................................................................................... 29,477 3,853 –
Securities lending - net .................................................................... 27 4 –
Total Income 29,948 3,935 –
Expenses:
Management and investment advisory fees ............................................... 1,731 580 240
Distribution fees - Class 2 ................................................................. N/A N/A 1,156
Chief compliance officer expenses ........................................................ 1 – 1
Custodian fees ............................................................................. 22 10 –
Directors' expenses ........................................................................ 25 4 12
Professional fees .......................................................................... 3 3 3
Other expenses ............................................................................ 1 – –
Total Expenses 1,783 597 1,412
Net Investment Income (Loss) 28,165 3,338 (1,412)
Net Realized and Unrealized Gain (Loss) on investments, futures contracts and swap agreements
Net realized gain (loss) from:
Investment transactions ................................................................... 24,611 3,445 3
Investment transactions in affiliated securities ............................................ – – 19,942
Futures contracts .......................................................................... – 525 –
Swap agreements .......................................................................... – 2,024 –
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ 89,979 5,573 5
Investments in affiliated securities ........................................................ – – (13,728)
Futures contracts .......................................................................... – 70 –
Swap agreements .......................................................................... – (149) –
Net Realized and Unrealized Gain (Loss) on investments, futures contracts and swap agreements 114,590 11,488 6,222
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 142,755 $ 14,826 $ 4,810

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands
Diversified
Balanced Managed
Volatility Account
Diversified
Balanced Volatility
Control Account
Diversified Growth
Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ – $ 35 $ –
Dividends .................................................................................. – 22 –
Total Income – 57 –
Expenses:
Management and investment advisory fees ............................................... 42 90 875
Distribution fees - Class 2 ................................................................. 210 187 4,375
Chief compliance officer expenses ........................................................ – – 2
Directors' expenses ........................................................................ 3 3 37
Professional fees .......................................................................... 3 3 3
Other expenses ............................................................................ – – 2
Total Expenses 258 283 5,294
Net Investment Income (Loss) (258) (226) (5,294)
Net Realized and Unrealized Gain (Loss) on investments and futures contracts
Net realized gain (loss) from:
Investment transactions ................................................................... – 1,433 –
Investment transactions in affiliated securities ............................................ 1,060 4 49,456
Futures contracts .......................................................................... – (1,744) –
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ – (2,221) –
Investments in affiliated securities ........................................................ 242 2,076 (96,362)
Futures contracts .......................................................................... – 29 –
Net Realized and Unrealized Gain (Loss) on investments and futures contracts 1,302 (423) (46,906)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 1,044 $ (649) $ (52,200)

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands
Diversified Growth
Managed Volatility
Account
Diversified Growth
Volatility Control
Account
Diversified Income
Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ – $ 184 $ –
Interest ..................................................................................... – 1 –
Total Income – 185 –
Expenses:
Management and investment advisory fees ............................................... 83 466 69
Distribution fees - Class 2 ................................................................. 417 971 345
Directors' expenses ........................................................................ 5 8 4
Professional fees .......................................................................... 3 3 3
Other expenses ............................................................................ – 1 –
Total Expenses 508 1,449 421
Net Investment Income (Loss) (508) (1,264) (421)
Net Realized and Unrealized Gain (Loss) on investments and futures contracts
Net realized gain (loss) from:
Investment transactions ................................................................... – 7,371 –
Investment transactions in affiliated securities ............................................ 2,002 164 1,059
Futures contracts .......................................................................... – (13,584) –
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ – (11,429) –
Investments in affiliated securities ........................................................ (5,667) (1,105) 6,366
Futures contracts .......................................................................... – 734 –
Net Realized and Unrealized Gain (Loss) on investments and futures contracts (3,665) (17,849) 7,425
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (4,173) $ (19,113) $ 7,004

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands
Diversified
International
Account
Equity Income
Account
Government &
High Quality Bond
Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 8 $ 58 $ 29
Dividends .................................................................................. 3,238 10,106 –
Withholding tax ........................................................................... (297) (358) –
Interest ..................................................................................... – – 2,182
Securities lending - net .................................................................... 4 17 3
Total Income 2,953 9,823 2,214
Expenses:
Management and investment advisory fees ............................................... 981 1,577 614
Distribution fees - Class 2 ................................................................. N/A 34 N/A
Custodian fees ............................................................................. 59 6 3
Directors' expenses ........................................................................ 4 9 4
Professional fees .......................................................................... 19 3 3
Total Expenses 1,063 1,629 624
Net Investment Income (Loss) 1,890 8,194 1,590
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures contracts
Net realized gain (loss) from:
Investment transactions ................................................................... (7,814) (2,222) 591
Foreign currency transactions ............................................................. (145) – –
Futures contracts .......................................................................... – – (813)
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ (18,093) (117,535) 4,657
Futures contracts .......................................................................... – – (214)
Translation of assets and liabilities in foreign currencies ................................. 3 – –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures contracts (26,049) (119,757) 4,221
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (24,159) $ (111,563) $ 5,811

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands
International
Emerging Markets
Account
LargeCap Growth
Account I
LargeCap S&P 500
Index Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 4 $ 28 $ 119
Dividends .................................................................................. 820 1,437 25,244
Withholding tax ........................................................................... (70) (7) –
Securities lending - net .................................................................... – 7 28
Total Income 754 1,465 25,391
Expenses:
Management and investment advisory fees ............................................... 460 1,728 3,140
Distribution fees - Class 2 ................................................................. N/A N/A 20
Chief compliance officer expenses ........................................................ – – 1
Custodian fees ............................................................................. 33 11 6
Directors' expenses ........................................................................ 2 6 27
Professional fees .......................................................................... 14 4 3
Other expenses ............................................................................ – – 16
Total Gross Expenses 509 1,749 3,213
Less: Reimbursement from Manager ..................................................... 39 39 –
Less: Reimbursement from Manager - Class 1 ........................................... 11 7 –
Total Net Expenses 459 1,703 3,213
Net Investment Income (Loss) 295 (238) 22,178
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures contracts
Net realized gain (loss) from:
Investment transactions ................................................................... (3,341) 25,619 106,204
Investment transactions in affiliated securities ............................................ – 50 –
Foreign currency transactions ............................................................. (118) – –
Futures contracts .......................................................................... – 389 8,001
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ (5,515) 25,307 (190,383)
Investments in affiliated securities ........................................................ – (64) –
Futures contracts .......................................................................... – 22 172
Translation of assets and liabilities in foreign currencies ................................. (9) – –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures contracts (8,983) 51,323 (76,006)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (8,688) $ 51,085 $ (53,828)

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands
LargeCap S&P 500
Managed Volatility
Index Account MidCap Account
Principal Capital
Appreciation
Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 43 $ 3 $ 11
Dividends .................................................................................. 1,986 2,194 1,266
Withholding tax ........................................................................... – (59) (5)
Securities lending - net .................................................................... 2 22 1
Total Income 2,031 2,160 1,273
Expenses:
Management and investment advisory fees ............................................... 467 1,463 440
Distribution fees - Class 2 ................................................................. N/A 23 16
Custodian fees ............................................................................. 7 1 1
Directors' expenses ........................................................................ 3 7 3
Professional fees .......................................................................... 3 3 3
Other expenses ............................................................................ 1 1 –
Total Expenses 481 1,498 463
Net Investment Income (Loss) 1,550 662 810
Net Realized and Unrealized Gain (Loss) on investments, futures contracts and options and swaptions
Net realized gain (loss) from:
Investment transactions ................................................................... 16,037 27,200 (590)
Futures contracts .......................................................................... 905 – –
Options and swaptions .................................................................... (13,144) – –
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ (9,768) (57,558) (5,711)
Futures contracts .......................................................................... 18 – –
Options and swaptions .................................................................... 487 – –
Net Realized and Unrealized Gain (Loss) on investments, futures contracts and options and swaptions (5,465) (30,358) (6,301)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (3,915) $ (29,696) $ (5,491)

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
2010 Account
Principal LifeTime
2020 Account
Principal LifeTime
2030 Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 232 $ 1,005 $ 686
Total Income 232 1,005 686
Expenses:
Directors' expenses ........................................................................ 2 3 3
Professional fees .......................................................................... 3 3 3
Total Expenses 5 6 6
Net Investment Income (Loss) 227 999 680
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated securities ............................................ 242 2,550 (59)
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities ........................................................ 102 (6,270) (5,996)
Net Realized and Unrealized Gain (Loss) on investments 344 (3,720) (6,055)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 571 $ (2,721) $ (5,375)

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
2040 Account
Principal LifeTime
2050 Account
Principal LifeTime
2060 Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 231 $ 70 $ 12
Total Income 231 70 12
Expenses:
Directors' expenses ........................................................................ 2 2 2
Professional fees .......................................................................... 3 3 2
Total Expenses 5 5 4
Net Investment Income (Loss) 226 65 8
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated securities ............................................ 34 12 (50)
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities ........................................................ (3,759) (2,154) (533)
Net Realized and Unrealized Gain (Loss) on investments (3,725) (2,142) (583)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (3,499) $ (2,077) $ (575)

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
Strategic Income
Account
Real Estate
Securities Account
SAM Balanced
Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 217 $ 3 $ 3,113
Dividends .................................................................................. – 1,807 –
Total Income 217 1,810 3,113
Expenses:
Management and investment advisory fees ............................................... – 572 735
Distribution fees - Class 2 ................................................................. N/A 8 143
Custodian fees ............................................................................. – 1 –
Directors' expenses ........................................................................ 2 3 8
Professional fees .......................................................................... 3 3 3
Total Expenses 5 587 889
Net Investment Income (Loss) 212 1,223 2,224
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................................... – 3,297 2
Investment transactions in affiliated securities ............................................ 99 – 1,178
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ – (26,686) –
Investments in affiliated securities ........................................................ 200 – (33,684)
Net Realized and Unrealized Gain (Loss) on investments 299 (23,389) (32,504)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 511 $ (22,166) $ (30,280)

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
SAM Flexible
Income Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 1,288 $ 915 $ 1,727
Total Income 1,288 915 1,727
Expenses:
Management and investment advisory fees ............................................... 205 373 205
Distribution fees - Class 2 ................................................................. 31 163 38
Directors' expenses ........................................................................ 3 5 3
Professional fees .......................................................................... 3 3 3
Total Expenses 242 544 249
Net Investment Income (Loss) 1,046 371 1,478
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated securities ............................................ (83) (414) 53
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities ........................................................ (6,068) (21,875) (4,903)
Net Realized and Unrealized Gain (Loss) on investments (6,151) (22,289) (4,850)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (5,105) $ (21,918) $ (3,372)

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2020 (unaudited)

See accompanying notes.
Amounts in thousands
SAM Strategic
Growth Portfolio
Short-Term Income
Account SmallCap Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 239 $ 12 $ 9
Dividends .................................................................................. – – 1,036
Withholding tax ........................................................................... – – (1)
Interest ..................................................................................... – 1,581 –
Securities lending - net .................................................................... – 1 70
Total Income 239 1,594 1,114
Expenses:
Management and investment advisory fees ............................................... 326 325 670
Distribution fees - Class 2 ................................................................. 164 N/A 7
Custodian fees ............................................................................. – 5 2
Directors' expenses ........................................................................ 4 3 3
Professional fees .......................................................................... 3 3 3
Total Gross Expenses 497 336 685
Less: Reimbursement from Manager - Class 1 ........................................... – 6 –
Total Net Expenses 497 330 685
Net Investment Income (Loss) (258) 1,264 429
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................................... – 411 273
Investment transactions in affiliated securities ............................................ (1,050) – –
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ – 1,631 (20,651)
Investments in affiliated securities ........................................................ (21,332) – –
Net Realized and Unrealized Gain (Loss) on investments (22,382) 2,042 (20,378)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (22,640) $ 3,306 $ (19,949)

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Bond Market Index Account Core Plus Bond Account
Period Ended
June 30, 2020
Year Ended
December 31,
2019
Period Ended
June 30, 2020
Year Ended
December 31,
2019
(a)
Operations
Net investment income (loss) ............................................................................ $ 28,165 $ 63,413 $ 3,338 $ 8,756
Net realized gain (loss) on investments , futures contracts and swap agreements ....................... 24,611 15,149 5,994 4,484
Change in unrealized appreciation/depreciation of investments , futures contracts and swap agreements ............................................................................................... 89,979 120,981 5,494 15,149
Net Increase (Decrease) in Net Assets Resulting from Operations 142,755 199,543 14,826 28,389
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (63,629) – (10,172)
Class 2 .............................................................................................. N/A N/A N/A –
Total Dividends and Distributions – (63,629) – (10,172)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 323,926 629,823 26,978 50,731
Class 2 .............................................................................................. N/A N/A N/A 678
Dollars issued in acquisition:
Class 1 .............................................................................................. N/A N/A N/A 13,863
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 63,629 – 10,172
Dollars redeemed:
Class 1 .............................................................................................. (476,682) (503,261) (34,029) (120,810)
Class 2 .............................................................................................. N/A N/A N/A (1,497)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (152,756) 190,191 (7,051) (46,863)
Total Increase (Decrease) (10,001) 326,105 7,775 (28,646)
Net Assets
Beginning of period ...................................................................................... 2,539,460 2,213,355 252,874 281,520
End of period ............................................................................................
$ 2,529,459 $ 2,539,460 $ 260,649 $ 252,874
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 28,945 59,835 2,276 4,480
Class 2 .............................................................................................. N/A N/A N/A 61
Shares issued in acquisition:
Class 1 .............................................................................................. N/A N/A N/A 1,210
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 5,969 – 891
Shares redeemed:
Class 1 .............................................................................................. (43,268) (47,091) (2,891) (10,571)
Class 2 .............................................................................................. N/A N/A N/A (132)
Net Increase (Decrease) ..................................................................................
(14,323) 18,713 (615) (4,061)
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Diversified Balanced Account
Diversified Balanced Managed
Volatility Account
Period Ended
June 30, 2020
Year Ended
December 31,
2019
Period Ended
June 30, 2020
Year Ended
December 31,
2019
Operations
Net investment income (loss) ............................................................................ $ (1,412) $ 20,392 $ (258) $ 3,259
Net realized gain (loss) on investments .................................................................. 19,945 41,502 1,060 6,547
Change in unrealized appreciation/depreciation of investments ......................................... (13,723) 110,315 242 17,624
Net Increase (Decrease) in Net Assets Resulting from Operations 4,810 172,209 1,044 27,430
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (2,466) N/A N/A
Class 2 .............................................................................................. – (58,890) – (5,335)
Total Dividends and Distributions – (61,356) – (5,335)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 1,143 1,350 N/A N/A
Class 2 .............................................................................................. 2,520 9,218 3,786 8,008
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 2,466 N/A N/A
Class 2 .............................................................................................. – 58,890 – 5,335
Dollars redeemed:
Class 1 .............................................................................................. (3,309) (4,004) N/A N/A
Class 2 .............................................................................................. (67,299) (155,027) (10,966) (21,369)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (66,945) (87,107) (7,180) (8,026)
Total Increase (Decrease) (62,135) 23,746 (6,136) 14,069
Net Assets
Beginning of period ...................................................................................... 1,028,958 1,005,212 176,235 162,166
End of period ............................................................................................
$ 966,823 $ 1,028,958 $ 170,099 $ 176,235
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 73 83 N/A N/A
Class 2 .............................................................................................. 154 565 304 648
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 155 N/A N/A
Class 2 .............................................................................................. – 3,699 – 429
Shares redeemed:
Class 1 .............................................................................................. (209) (248) N/A N/A
Class 2 .............................................................................................. (4,192) (9,604) (876) (1,721)
Net Increase (Decrease) ..................................................................................
(4,174) (5,350) (572) (644)

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Diversified Balanced Volatility
Control Account Diversified Growth Account
Period Ended
June 30, 2020
Year Ended
December 31,
2019
Period Ended
June 30, 2020
Year Ended
December 31,
2019
Operations
Net investment income (loss) ............................................................................ $ (226) $ 2,521 $ (5,294) $ 69,980
Net realized gain (loss) on investments and futures contracts ........................................... (307) 2,216 49,456 139,147
Change in unrealized appreciation/depreciation of investments and futures contracts .................. (116) 9,421 (96,362) 495,618
Net Increase (Decrease) in Net Assets Resulting from Operations (649) 14,158 (52,200) 704,745
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 2 .............................................................................................. – (2,000) – (198,223)
Total Dividends and Distributions – (2,000) – (198,223)
Capital Share Transactions
Dollars sold:
Class 2 .............................................................................................. 16,830 68,215 9,187 21,912
Dollars issued in reinvestment of dividends and distributions:
Class 2 .............................................................................................. – 2,000 – 198,223
Dollars redeemed:
Class 2 .............................................................................................. (3,903) (3,985) (180,927) (442,824)
Net Increase (Decrease) in Net Assets from Capital Share Transactions 12,927 66,230 (171,740) (222,689)
Total Increase (Decrease) 12,278 78,388 (223,940) 283,833
Net Assets
Beginning of period ...................................................................................... 145,371 66,983 3,772,145 3,488,312
End of period ............................................................................................
$ 157,649 $ 145,371 $ 3,548,205 $ 3,772,145
Increase (Decrease) in Capital Shares
Shares sold:
Class 2 .............................................................................................. 1,461 6,096 516 1,219
Shares issued in reinvestment of dividends and distributions:
Class 2 .............................................................................................. – 178 – 11,142
Shares redeemed:
Class 2 .............................................................................................. (342) (357) (10,159) (24,574)
Net Increase (Decrease) ..................................................................................
1,119 5,917 (9,643) (12,213)

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Diversified Growth Managed
Volatility Account
Diversified Growth Volatility
Control Account
Period Ended
June 30, 2020
Year Ended
December 31,
2019
Period Ended
June 30, 2020
Year Ended
December 31,
2019
Operations
Net investment income (loss) ............................................................................ $ (508) $ 6,246 $ (1,264) $ 13,065
Net realized gain (loss) on investments and futures contracts ........................................... 2,002 16,172 (6,049) 12,029
Change in unrealized appreciation/depreciation of investments and futures contracts .................. (5,667) 40,824 (11,800) 64,354
Net Increase (Decrease) in Net Assets Resulting from Operations (4,173) 63,242 (19,113) 89,448
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 2 .............................................................................................. – (10,642) – (10,290)
Total Dividends and Distributions – (10,642) – (10,290)
Capital Share Transactions
Dollars sold:
Class 2 .............................................................................................. 6,978 8,119 84,173 296,797
Dollars issued in reinvestment of dividends and distributions:
Class 2 .............................................................................................. – 10,642 – 10,290
Dollars redeemed:
Class 2 .............................................................................................. (14,503) (42,902) (5,691) (5,534)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (7,525) (24,141) 78,482 301,553
Total Increase (Decrease) (11,698) 28,459 59,369 380,711
Net Assets
Beginning of period ...................................................................................... 353,687 325,228 765,417 384,706
End of period ............................................................................................
$ 341,989 $ 353,687 $ 824,786 $ 765,417
Increase (Decrease) in Capital Shares
Shares sold:
Class 2 .............................................................................................. 542 633 7,264 26,239
Shares issued in reinvestment of dividends and distributions:
Class 2 .............................................................................................. – 825 – 901
Shares redeemed:
Class 2 .............................................................................................. (1,111) (3,332) (491) (478)
Net Increase (Decrease) ..................................................................................
(569) (1,874) 6,773 26,662

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Diversified Income Account
Diversified International
Account
Period Ended
June 30, 2020
Year Ended
December 31,
2019
Period Ended
June 30, 2020
Year Ended
December 31,
2019
(a)
Operations
Net investment income (loss) ............................................................................ $ (421) $ 5,720 $ 1,890 $ 4,743
Net realized gain (loss) on investments and foreign currencies ......................................... 1,059 5,094 (7,959) 421
Change in unrealized appreciation/depreciation of investments ......................................... 6,366 26,128 (18,090) 46,445
Net Increase (Decrease) in Net Assets Resulting from Operations 7,004 36,942 (24,159) 51,609
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. N/A N/A – (16,680)
Class 2 .............................................................................................. – (10,164) N/A –
Total Dividends and Distributions – (10,164) – (16,680)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. N/A N/A 7,295 16,466
Class 2 .............................................................................................. 20,205 49,724 N/A 282
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. N/A N/A – 16,680
Class 2 .............................................................................................. – 10,164 N/A –
Dollars redeemed:
Class 1 .............................................................................................. N/A N/A (17,680) (34,685)
Class 2 .............................................................................................. (22,057) (48,109) N/A (2,536)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (1,852) 11,779 (10,385) (3,793)
Total Increase (Decrease) 5,152 38,557 (34,544) 31,136
Net Assets
Beginning of period ...................................................................................... 279,888 241,331 266,768 235,632
End of period ............................................................................................
$ 285,040 $ 279,888 $ 232,224 $ 266,768
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. N/A N/A 542 1,091
Class 2 .............................................................................................. 1,491 3,693 N/A 19
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. N/A N/A – 1,154
Class 2 .............................................................................................. – 756 N/A –
Shares redeemed:
Class 1 .............................................................................................. N/A N/A (1,262) (2,292)
Class 2 .............................................................................................. (1,620) (3,573) N/A (165)
Net Increase (Decrease) ..................................................................................
(129) 876 (720) (193)
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Equity Income Account
Government & High Quality
Bond Account
Period Ended
June 30, 2020
Year Ended
December 31,
2019
Period Ended
June 30, 2020
Year Ended
December 31,
2019
(a)
Operations
Net investment income (loss) ............................................................................ $ 8,194 $ 15,671 $ 1,590 $ 5,203
Net realized gain (loss) on investments and futures contracts ........................................... (2,222) 25,250 (222) 447
Change in unrealized appreciation/depreciation of investments and futures contracts .................. (117,535) 143,189 4,443 8,424
Net Increase (Decrease) in Net Assets Resulting from Operations (111,563) 184,110 5,811 14,074
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (31,963) – (6,457)
Class 2 .............................................................................................. – (1,260) N/A –
Total Dividends and Distributions – (33,223) – (6,457)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 32,111 30,924 28,920 45,780
Class 2 .............................................................................................. 1,759 2,812 N/A 109
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 31,963 – 6,457
Class 2 .............................................................................................. – 1,260 N/A –
Dollars redeemed:
Class 1 .............................................................................................. (40,422) (102,774) (34,335) (38,035)
Class 2 .............................................................................................. (3,262) (3,271) N/A (2,835)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (9,814) (39,086) (5,415) 11,476
Total Increase (Decrease) (121,377) 111,801 396 19,093
Net Assets
Beginning of period ...................................................................................... 773,185 661,384 241,332 222,239
End of period ............................................................................................
$ 651,808 $ 773,185 $ 241,728 $ 241,332
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 1,383 1,185 2,909 4,656
Class 2 .............................................................................................. 73 107 N/A 11
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 1,212 – 662
Class 2 .............................................................................................. – 48 N/A –
Shares redeemed:
Class 1 .............................................................................................. (1,647) (3,931) (3,451) (3,904)
Class 2 .............................................................................................. (134) (127) N/A (289)
Net Increase (Decrease) ..................................................................................
(325) (1,506) (542) 1,136
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
International Emerging
Markets Account LargeCap Growth Account I
Period Ended
June 30, 2020
Year Ended
December 31,
2019
(a)
Period Ended
June 30, 2020
Year Ended
December 31,
2019
(a)
Operations
Net investment income (loss) ............................................................................ $ 295 $ 2,141 $ (238) $ 126
Net realized gain (loss) on investments , foreign currencies and futures contracts ...................... (3,459) (158) 26,058 37,349
Change in unrealized appreciation/depreciation of investments and futures contracts .................. (5,524) 12,106 25,265 79,915
Net Increase (Decrease) in Net Assets Resulting from Operations (8,688) 14,089 51,085 117,390
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (3,085) – (34,797)
Class 2 .............................................................................................. N/A – N/A –
Total Dividends and Distributions – (3,085) – (34,797)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 2,817 10,185 39,058 49,655
Class 2 .............................................................................................. N/A 300 N/A 1,475
Dollars issued in acquisition:
Class 1 .............................................................................................. N/A N/A N/A 112,835
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 3,085 – 34,797
Dollars redeemed:
Class 1 .............................................................................................. (7,795) (17,834) (49,543) (72,723)
Class 2 .............................................................................................. N/A (1,909) N/A (5,277)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (4,978) (6,173) (10,485) 120,762
Total Increase (Decrease) (13,666) 4,831 40,600 203,355
Net Assets
Beginning of period ...................................................................................... 89,729 84,898 502,653 299,298
End of period ............................................................................................
$ 76,063 $ 89,729 $ 543,253 $ 502,653
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 191 632 1,059 1,406
Class 2 .............................................................................................. N/A 19 N/A 42
Shares issued in acquisition:
Class 1 .............................................................................................. N/A N/A N/A 3,150
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 198 – 1,003
Shares redeemed:
Class 1 .............................................................................................. (514) (1,108) (1,357) (2,043)
Class 2 .............................................................................................. N/A (121) N/A (148)
Net Increase (Decrease) ..................................................................................
(323) (380) (298) 3,410
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
LargeCap S&P 500 Index
Account
LargeCap S&P 500 Managed
Volatility Index Account
Period Ended
June 30, 2020
Year Ended
December 31,
2019
Period Ended
June 30, 2020
Year Ended
December 31,
2019
Operations
Net investment income (loss) ............................................................................ $ 22,178 $ 46,309 $ 1,550 $ 3,457
Net realized gain (loss) on investments , futures contracts and options and swaptions .................. 114,205 202,727 3,798 13,103
Change in unrealized appreciation/depreciation of investments , futures contracts and options and swaptions ................................................................................................. (190,211) 447,023 (9,263) 38,791
Net Increase (Decrease) in Net Assets Resulting from Operations (53,828) 696,059 (3,915) 55,351
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (159,558) – (18,504)
Class 2 .............................................................................................. – (807) N/A N/A
Total Dividends and Distributions – (160,365) – (18,504)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 246,272 242,319 20,426 13,578
Class 2 .............................................................................................. 4,590 6,806 N/A N/A
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 159,558 – 18,504
Class 2 .............................................................................................. – 807 N/A N/A
Dollars redeemed:
Class 1 .............................................................................................. (343,387) (620,303) (21,794) (56,805)
Class 2 .............................................................................................. (1,338) (872) N/A N/A
Net Increase (Decrease) in Net Assets from Capital Share Transactions (93,863) (211,685) (1,368) (24,723)
Total Increase (Decrease) (147,691) 324,009 (5,283) 12,124
Net Assets
Beginning of period ...................................................................................... 2,709,178 2,385,169 217,779 205,655
End of period ............................................................................................
$ 2,561,487 $ 2,709,178 $ 212,496 $ 217,779
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 15,025 12,839 1,637 939
Class 2 .............................................................................................. 255 360 N/A N/A
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 8,551 – 1,323
Class 2 .............................................................................................. – 44 N/A N/A
Shares redeemed:
Class 1 .............................................................................................. (18,308) (33,092) (1,559) (3,948)
Class 2 .............................................................................................. (76) (47) N/A N/A
Net Increase (Decrease) ..................................................................................
(3,104) (11,345) 78 (1,686)

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands MidCap Account
Principal Capital Appreciation
Account
Period Ended
June 30, 2020
Year Ended
December 31,
2019
Period Ended
June 30, 2020
Year Ended
December 31,
2019
Operations
Net investment income (loss) ............................................................................ $ 662 $ 4,139 $ 810 $ 1,897
Net realized gain (loss) on investments .................................................................. 27,200 65,028 (590) 9,392
Change in unrealized appreciation/depreciation of investments ......................................... (57,558) 131,244 (5,711) 30,626
Net Increase (Decrease) in Net Assets Resulting from Operations (29,696) 200,411 (5,491) 41,915
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (78,890) – (14,537)
Class 2 .............................................................................................. – (2,711) – (1,192)
Total Dividends and Distributions – (81,601) – (15,729)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 10,484 16,147 2,935 2,236
Class 2 .............................................................................................. 904 241 1,417 3,206
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 78,890 – 14,537
Class 2 .............................................................................................. – 2,711 – 1,192
Dollars redeemed:
Class 1 .............................................................................................. (48,216) (96,550) (11,285) (26,520)
Class 2 .............................................................................................. (1,697) (1,662) (1,330) (1,378)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (38,525) (223) (8,263) (6,727)
Total Increase (Decrease) (68,221) 118,587 (13,754) 19,459
Net Assets
Beginning of period ...................................................................................... 608,662 490,075 156,763 137,304
End of period ............................................................................................
$ 540,441 $ 608,662 $ 143,009 $ 156,763
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 203 272 111 77
Class 2 .............................................................................................. 17 4 49 109
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 1,395 – 509
Class 2 .............................................................................................. – 48 – 42
Shares redeemed:
Class 1 .............................................................................................. (863) (1,633) (395) (894)
Class 2 .............................................................................................. (31) (28) (46) (47)
Net Increase (Decrease) ..................................................................................
(674) 58 (281) (204)

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime 2010
Account
Principal LifeTime 2020
Account
Period Ended
June 30, 2020
Year Ended
December 31,
2019
Period Ended
June 30, 2020
Year Ended
December 31,
2019
(a)
Operations
Net investment income (loss) ............................................................................ $ 227 $ 806 $ 999 $ 4,648
Net realized gain (loss) on investments .................................................................. 242 613 2,550 3,295
Change in unrealized appreciation/depreciation of investments ......................................... 102 2,832 (6,270) 22,973
Net Increase (Decrease) in Net Assets Resulting from Operations 571 4,251 (2,721) 30,916
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (2,623) – (12,571)
Class 2 .............................................................................................. N/A N/A N/A –
Total Dividends and Distributions – (2,623) – (12,571)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 6,064 4,033 18,901 36,143
Class 2 .............................................................................................. N/A N/A N/A 57
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 2,623 – 12,571
Dollars redeemed:
Class 1 .............................................................................................. (4,618) (8,675) (36,735) (48,621)
Class 2 .............................................................................................. N/A N/A N/A (1,506)
Net Increase (Decrease) in Net Assets from Capital Share Transactions 1,446 (2,019) (17,834) (1,356)
Total Increase (Decrease) 2,017 (391) (20,555) 16,989
Net Assets
Beginning of period ...................................................................................... 31,499 31,890 190,475 173,486
End of period ............................................................................................
$ 33,516 $ 31,499 $ 169,920 $ 190,475
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 491 316 1,394 2,639
Class 2 .............................................................................................. N/A N/A N/A 4
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 211 – 940
Shares redeemed:
Class 1 .............................................................................................. (374) (675) (2,808) (3,540)
Class 2 .............................................................................................. N/A N/A N/A (109)
Net Increase (Decrease) ..................................................................................
117 (148) (1,414) (66)
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime 2030
Account
Principal LifeTime 2040
Account
Period Ended
June 30, 2020
Year Ended
December 31,
2019
(a)
Period Ended
June 30, 2020
Year Ended
December 31,
2019
(a)
Operations
Net investment income (loss) ............................................................................ $ 680 $ 4,063 $ 226 $ 1,770
Net realized gain (loss) on investments .................................................................. (59) 3,596 34 1,840
Change in unrealized appreciation/depreciation of investments ......................................... (5,996) 24,435 (3,759) 12,532
Net Increase (Decrease) in Net Assets Resulting from Operations (5,375) 32,094 (3,499) 16,142
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (12,276) – (5,351)
Class 2 .............................................................................................. N/A – N/A –
Total Dividends and Distributions – (12,276) – (5,351)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 35,207 38,567 12,244 19,903
Class 2 .............................................................................................. N/A 193 N/A 158
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 12,276 – 5,351
Dollars redeemed:
Class 1 .............................................................................................. (21,963) (28,880) (9,316) (13,291)
Class 2 .............................................................................................. N/A (2,217) N/A (905)
Net Increase (Decrease) in Net Assets from Capital Share Transactions 13,244 19,939 2,928 11,216
Total Increase (Decrease) 7,869 39,757 (571) 22,007
Net Assets
Beginning of period ...................................................................................... 182,172 142,415 85,405 63,398
End of period ............................................................................................
$ 190,041 $ 182,172 $ 84,834 $ 85,405
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 2,838 3,010 814 1,269
Class 2 .............................................................................................. N/A 15 N/A 10
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 984 – 350
Shares redeemed:
Class 1 .............................................................................................. (1,872) (2,251) (629) (853)
Class 2 .............................................................................................. N/A (172) N/A (57)
Net Increase (Decrease) ..................................................................................
966 1,586 185 719
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime 2050
Account
Principal LifeTime 2060
Account
Period Ended
June 30, 2020
Year Ended
December 31,
2019
(a)
Period Ended
June 30, 2020
Year Ended
December 31,
2019
Operations
Net investment income (loss) ............................................................................ $ 65 $ 748 $ 8 $ 142
Net realized gain (loss) on investments .................................................................. 12 939 (50) 203
Change in unrealized appreciation/depreciation of investments ......................................... (2,154) 6,530 (533) 1,153
Net Increase (Decrease) in Net Assets Resulting from Operations (2,077) 8,217 (575) 1,498
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (2,861) – (454)
Class 2 .............................................................................................. N/A – N/A N/A
Total Dividends and Distributions – (2,861) – (454)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 5,180 7,098 3,150 4,342
Class 2 .............................................................................................. N/A 93 N/A N/A
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 2,861 – 454
Dollars redeemed:
Class 1 .............................................................................................. (3,027) (6,652) (2,058) (2,358)
Class 2 .............................................................................................. N/A (1,155) N/A N/A
Net Increase (Decrease) in Net Assets from Capital Share Transactions 2,153 2,245 1,092 2,438
Total Increase (Decrease) 76 7,601 517 3,482
Net Assets
Beginning of period ...................................................................................... 38,881 31,280 8,131 4,649
End of period ............................................................................................
$ 38,957 $ 38,881 $ 8,648 $ 8,131
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 360 471 241 312
Class 2 .............................................................................................. N/A 6 N/A N/A
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 196 – 33
Shares redeemed:
Class 1 .............................................................................................. (219) (442) (168) (168)
Class 2 .............................................................................................. N/A (76) N/A N/A
Net Increase (Decrease) ..................................................................................
141 155 73 177
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime Strategic
Income Account Real Estate Securities Account
Period Ended
June 30, 2020
Year Ended
December 31,
2019
Period Ended
June 30, 2020
Year Ended
December 31,
2019
Operations
Net investment income (loss) ............................................................................ $ 212 $ 661 $ 1,223 $ 2,548
Net realized gain (loss) on investments .................................................................. 99 31 3,297 10,570
Change in unrealized appreciation/depreciation of investments ......................................... 200 2,005 (26,686) 28,328
Net Increase (Decrease) in Net Assets Resulting from Operations 511 2,697 (22,166) 41,446
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (1,595) – (12,865)
Class 2 .............................................................................................. N/A N/A – (409)
Total Dividends and Distributions – (1,595) – (13,274)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 7,496 7,304 8,622 13,048
Class 2 .............................................................................................. N/A N/A 1,849 2,340
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 1,595 – 12,865
Class 2 .............................................................................................. N/A N/A – 409
Dollars redeemed:
Class 1 .............................................................................................. (7,343) (4,386) (17,940) (31,224)
Class 2 .............................................................................................. N/A N/A (1,186) (602)
Net Increase (Decrease) in Net Assets from Capital Share Transactions 153 4,513 (8,655) (3,164)
Total Increase (Decrease) 664 5,615 (30,821) 25,008
Net Assets
Beginning of period ...................................................................................... 26,279 20,664 161,930 136,922
End of period ............................................................................................
$ 26,943 $ 26,279 $ 131,109 $ 161,930
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 629 609 449 621
Class 2 .............................................................................................. N/A N/A 93 109
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 137 – 619
Class 2 .............................................................................................. N/A N/A – 20
Shares redeemed:
Class 1 .............................................................................................. (620) (371) (936) (1,476)
Class 2 .............................................................................................. N/A N/A (60) (29)
Net Increase (Decrease) ..................................................................................
9 375 (454) (136)

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Balanced Portfolio
SAM Conservative Balanced
Portfolio
Period Ended
June 30, 2020
Year Ended
December 31,
2019
Period Ended
June 30, 2020
Year Ended
December 31,
2019
Operations
Net investment income (loss) ............................................................................ $ 2,224 $ 14,101 $ 1,046 $ 4,273
Net realized gain (loss) on investments .................................................................. 1,180 20,849 (83) 4,079
Change in unrealized appreciation/depreciation of investments ......................................... (33,684) 90,645 (6,068) 18,902
Net Increase (Decrease) in Net Assets Resulting from Operations (30,280) 125,595 (5,105) 27,254
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (34,485) – (7,836)
Class 2 .............................................................................................. – (6,978) – (1,118)
Total Dividends and Distributions – (41,463) – (8,954)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 8,582 11,207 6,413 10,371
Class 2 .............................................................................................. 6,432 12,791 2,985 3,994
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 34,485 – 7,836
Class 2 .............................................................................................. – 6,978 – 1,118
Dollars redeemed:
Class 1 .............................................................................................. (41,605) (102,578) (15,249) (24,553)
Class 2 .............................................................................................. (8,300) (13,398) (1,697) (2,337)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (34,891) (50,515) (7,548) (3,571)
Total Increase (Decrease) (65,171) 33,617 (12,653) 14,729
Net Assets
Beginning of period ...................................................................................... 698,830 665,213 189,475 174,746
End of period ............................................................................................
$ 633,659 $ 698,830 $ 176,822 $ 189,475
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 567 740 534 886
Class 2 .............................................................................................. 442 852 252 338
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 2,314 – 668
Class 2 .............................................................................................. – 474 – 96
Shares redeemed:
Class 1 .............................................................................................. (2,837) (6,736) (1,322) (2,065)
Class 2 .............................................................................................. (558) (895) (152) (199)
Net Increase (Decrease) ..................................................................................
(2,386) (3,251) (688) (276)

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
SAM Conservative Growth
Portfolio SAM Flexible Income Portfolio
Period Ended
June 30, 2020
Year Ended
December 31,
2019
Period Ended
June 30, 2020
Year Ended
December 31,
2019
Operations
Net investment income (loss) ............................................................................ $ 371 $ 6,095 $ 1,478 $ 4,893
Net realized gain (loss) on investments .................................................................. (414) 5,613 53 4,715
Change in unrealized appreciation/depreciation of investments ......................................... (21,875) 59,644 (4,903) 13,562
Net Increase (Decrease) in Net Assets Resulting from Operations (21,918) 71,352 (3,372) 23,170
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (13,076) – (9,918)
Class 2 .............................................................................................. – (8,339) – (1,807)
Total Dividends and Distributions – (21,415) – (11,725)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 9,021 13,665 6,586 11,700
Class 2 .............................................................................................. 4,936 12,305 3,666 5,814
Dollars issued in acquisition:
Class 1 .............................................................................................. N/A N/A N/A 346
Class 2 .............................................................................................. N/A N/A N/A 107
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 13,076 – 9,918
Class 2 .............................................................................................. – 8,339 – 1,807
Dollars redeemed:
Class 1 .............................................................................................. (13,665) (33,646) (19,397) (30,930)
Class 2 .............................................................................................. (6,764) (14,790) (2,266) (4,297)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (6,472) (1,051) (11,411) (5,535)
Total Increase (Decrease) (28,390) 48,886 (14,783) 5,910
Net Assets
Beginning of period ...................................................................................... 356,847 307,961 188,585 182,675
End of period ............................................................................................
$ 328,457 $ 356,847 $ 173,802 $ 188,585
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 497 719 538 937
Class 2 .............................................................................................. 276 654 303 468
Shares issued in acquisition:
Class 1 .............................................................................................. N/A N/A N/A 27
Class 2 .............................................................................................. N/A N/A N/A 8
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 698 – 811
Class 2 .............................................................................................. – 452 – 149
Shares redeemed:
Class 1 .............................................................................................. (756) (1,766) (1,610) (2,464)
Class 2 .............................................................................................. (381) (790) (191) (346)
Net Increase (Decrease) ..................................................................................
(364) (33) (960) (410)

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Strategic Growth Portfolio Short-Term Income Account
Period Ended
June 30, 2020
Year Ended
December 31,
2019
Period Ended
June 30, 2020
Year Ended
December 31,
2019
(a)
Operations
Net investment income (loss) ............................................................................ $ (258) $ 5,175 $ 1,264 $ 3,167
Net realized gain (loss) on investments .................................................................. (1,050) 7,194 411 367
Change in unrealized appreciation/depreciation of investments ......................................... (21,332) 56,229 1,631 2,788
Net Increase (Decrease) in Net Assets Resulting from Operations (22,640) 68,598 3,306 6,322
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (10,497) – (3,392)
Class 2 .............................................................................................. – (8,871) N/A –
Total Dividends and Distributions – (19,368) – (3,392)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 10,930 13,010 38,645 32,469
Class 2 .............................................................................................. 5,650 9,949 N/A 1,115
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 10,497 – 3,392
Class 2 .............................................................................................. – 8,871 N/A –
Dollars redeemed:
Class 1 .............................................................................................. (13,591) (21,196) (33,595) (56,911)
Class 2 .............................................................................................. (6,828) (10,097) N/A (5,301)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (3,839) 11,034 5,050 (25,236)
Total Increase (Decrease) (26,479) 60,264 8,356 (22,306)
Net Assets
Beginning of period ...................................................................................... 315,413 255,149 130,852 153,158
End of period ............................................................................................
$ 288,934 $ 315,413 $ 139,208 $ 130,852
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 556 625 14,975 12,624
Class 2 .............................................................................................. 303 486 N/A 437
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 517 – 1,330
Class 2 .............................................................................................. – 443 N/A –
Shares redeemed:
Class 1 .............................................................................................. (707) (1,024) (13,033) (22,197)
Class 2 .............................................................................................. (344) (496) N/A (2,065)
Net Increase (Decrease) ..................................................................................
(192) 551 1,942 (9,871)
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SmallCap Account
Period Ended
June 30, 2020
Year Ended
December 31,
2019
Operations
Net investment income (loss) ................................................................................................................... $ 429 $ 976
Net realized gain (loss) on investments ......................................................................................................... 273 12,355
Change in unrealized appreciation/depreciation of investments ................................................................................ (20,651) 31,227
Net Increase (Decrease) in Net Assets Resulting from Operations (19,949) 44,558
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 ..................................................................................................................................... – (28,785)
Class 2 ..................................................................................................................................... – (937)
Total Dividends and Distributions – (29,722)
Capital Share Transactions
Dollars sold:
Class 1 ..................................................................................................................................... 7,176 7,971
Class 2 ..................................................................................................................................... 829 1,072
Dollars issued in reinvestment of dividends and distributions:
Class 1 ..................................................................................................................................... – 28,785
Class 2 ..................................................................................................................................... – 937
Dollars redeemed:
Class 1 ..................................................................................................................................... (14,439) (29,980)
Class 2 ..................................................................................................................................... (870) (475)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (7,304) 8,310
Total Increase (Decrease) (27,253) 23,146
Net Assets
Beginning of period ............................................................................................................................. 191,263 168,117
End of period ...................................................................................................................................
$ 164,010 $ 191,263
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 ..................................................................................................................................... 581 506
Class 2 ..................................................................................................................................... 62 70
Shares issued in reinvestment of dividends and distributions:
Class 1 ..................................................................................................................................... – 1,996
Class 2 ..................................................................................................................................... – 65
Shares redeemed:
Class 1 ..................................................................................................................................... (1,087) (1,890)
Class 2 ..................................................................................................................................... (63) (30)
Net Increase (Decrease) .........................................................................................................................
(507) 717

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)

1. Organization
Principal Variable Contracts Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Bond Market Index
Account, Core Plus Bond Account, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Balanced
Volatility Control Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Growth Volatility
Control Account, Diversified Income Account, Diversified International Account, Equity Income Account, Government & High Quality
Bond Account, International Emerging Markets Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap
S&P 500 Managed Volatility Index Account, MidCap Account, Principal Capital Appreciation Account, Principal LifeTime 2010 Account,
Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account,
Principal LifeTime 2060 Account, Principal LifeTime Strategic Income Account, Real Estate Securities Account, SAM Balanced Portfolio,
SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth
Portfolio, Short-Term Income Account and SmallCap Account (known as the “Accounts”), are presented herein.
Each of the Accounts is an investment company and applies specialized accounting and reporting under Accounting Standards Codification
(“ASC”) Topic 946, Financial Services - Investment Companies . The Accounts have not provided financial support and are not contractually required to provide financial support to any investee.
Effective June 7, 2019, Core Plus Bond Account acquired all the assets and assumed all the liabilities of Income Account pursuant to a plan of reorganization approved by shareholders on December 11, 2018. The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a taxable exchange of 5,873,000 shares from Income Account for 1,210,000 shares valued at $13,863,000 of Core Plus Bond Account at an approximate exchange rate of .21 and .21 for Class 1 and Class 2 shares, respectively. The investment securities of Income Account, with a fair value of approximately $13,145,000 and a cost of $12,607,000 and $613,000 cash were the primary assets acquired by Core Plus Bond Account on
June 7, 2019. For financial reporting purposes, assets received and shares issued by Core Plus Bond Account were recorded at fair value.
The net assets of Income Account and Core Plus Bond Account immediately prior to the acquisition in accordance with U.S. GAAP were approximately $13,863,000 ($4,875,000 of accumulated realized gain) and $304,718,000, respectively. The net assets of Core Plus Bond
Account immediately following the acquisition were $318,581,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on January 1, 2019, the beginning of the fiscal year for Core Plus Bond Account, Core Plus Bond
Account’s pro forma results of operations for the year ended December 31, 2019, would have been $11,379,000 of net investment income,
$24,559,000 of net realized and unrealized gain on investments, and $35,938,000 of net increase in net assets resulting from operations.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Income Account that have been included in Core Plus Bond Account’s statement of operations since June 7, 2019.
Effective June 7, 2019, LargeCap Growth Account I acquired all the assets and assumed all the liabilities of LargeCap Growth Account pursuant to a plan of reorganization approved by shareholders on December 11, 2018. The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a non-taxable exchange of 4,657,000 shares from LargeCap Growth Account for 3,150,000 shares valued at $112,835,000 of LargeCap Growth
Account I at an approximate exchange rate of .68 and .67 for Class 1 and Class 2 shares, respectively. The investment securities of LargeCap
Growth Account, with a fair value of approximately $109,603,000 and a cost of $97,236,000 and $3,176,000 cash were the primary assets acquired by LargeCap Growth Account I on June 7, 2019. For financial reporting purposes, assets received and shares issued by LargeCap
Growth Account I were recorded at fair value; however, the cost basis of the investments received from LargeCap Growth Account were maintained through the reorganization. The net assets of LargeCap Growth Account and LargeCap Growth Account I immediately prior to the acquisition in accordance with U.S. GAAP were approximately $112,835,000 ($650,000 of accumulated realized gain) and $351,045,000, respectively. The net assets of LargeCap Growth Account I immediately following the acquisition were $463,880,000. In accordance with
Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on January 1, 2019, the beginning of the fiscal year for LargeCap Growth Account I, LargeCap
Growth Account I’s pro forma results of operations for the year ended December 31, 2019, would have been $132,000 of net investment income, $134,661,000 of net realized and unrealized gain on investments, and $134,793,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of LargeCap Growth Account that have been included in
LargeCap Growth Account I’s statement of operations since June 7, 2019.

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)

Effective June 7, 2019, SAM Flexible Income Portfolio acquired all the assets and assumed all the liabilities of Multi-Asset Income Account pursuant to a plan of reorganization approved by shareholders on December 11, 2018. The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a non-taxable exchange of 43,000 shares from Multi-Asset Income Account for 35,000 shares valued at $453,000 of SAM Flexible Income
Portfolio at an approximate exchange rate of .83 and .83 for Class 1 and Class 2 shares, respectively. $457,000 cash was the primary asset acquired by SAM Flexible Income Portfolio on June 7, 2019. The net assets of Multi-Asset Income Account and SAM Flexible Income
Portfolio immediately prior to the acquisition in accordance with U.S. GAAP were approximately $453,000 and $185,924,000, respectively.
The net assets of SAM Flexible Income Portfolio immediately following the acquisition were $186,377,000. In accordance with Sections
381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on January 1, 2019, the beginning of the fiscal year for SAM Flexible Income Portfolio,
SAM Flexible Income Portfolio’s pro forma results of operations for the year ended December 31, 2019, would have been $4,900,000 of net investment income, $18,302,000 of net realized and unrealized gain on investments, and $23,202,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Multi-Asset Income Account that have been included in
SAM Flexible Income Portfolio’s statement of operations since June 7, 2019.
Effective June 14, 2019, Class 2 shares discontinued and converted into Class 1 shares for the following Accounts:
Both classes of shares for each of the Accounts represent interests in the same portfolio of investments and will vote together as a single class, except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Accounts:
Security Valuation. Certain of the Accounts, including Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal
LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, and
Principal LifeTime Strategic Income Account (collectively, the “Principal LifeTime Accounts”) along with SAM Balanced Portfolio, SAM
Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio
(collectively, the “SAM Portfolios”), and Diversified Balanced Account, Diversified Balanced Volatility Control Account, Diversified
Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Growth
Volatility Control Account, and Diversified Income Account invest in other series of the Fund and in class R-6 and Institutional shares of series of Principal Funds, Inc., which are valued at the closing net asset value per share of each respective fund on the day of valuation. In addition, certain of the Accounts invest in Principal Exchange-Traded Funds, which are valued at closing exchange price. The Accounts also invest in other publicly traded investment funds. Other publicly traded investment funds are valued at the respective fund’s net asset value.
The shares of the other series of the Fund, Principal Funds, Inc., Principal Exchange-Traded Funds, and other publicly traded investment funds are referred to as the “Underlying Funds”.
The Accounts (with the exception of Diversified Balanced Volatility Control Account, Diversified Balanced Managed Volatility Account,
Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Growth Volatility Control Account, Diversified
Income Account, Principal LifeTime Accounts, and SAM Portfolios) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or,
Core Plus Bond Account Principal LifeTime 2020 Account
Diversified International Account Principal LifeTime 2030 Account
Government & High-Quality Bond Account Principal LifeTime 2040 Account
International Emerging Markets Account Principal LifeTime 2050 Account
LargeCap Growth Account I Short-Term Income Account
1. Organization (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)

in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange, but prior to the calculation of the Accounts’ net asset values, are reflected in the Accounts’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Accounts invest in foreign securities listed on foreign exchanges which trade on days on which the Accounts do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Accounts’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock
Exchange. The identified cost of the Accounts’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following accounts held securities denominated in foreign currencies that exceeded 5% of net assets of the respective account as of June
30, 2020:
Income and Investment Transactions. The Accounts record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The
Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an
Diversified International Account
Euro 20.0%
Japanese Yen 16.4
Swiss Franc 8.7
Canadian Dollar 7.5
British Pound Sterling 6.7
Hong Kong Dollar 6.6
International Emerging Markets Account
Hong Kong Dollar 20.0%
South Korean Won 12.9
New Taiwan Dollar 11.9
Indian Rupee 11.3
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)

accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Accounts allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Distributions from Real Estate Investment Trusts ("REITs") may be characterized as ordinary income, capital gain, or a return of capital to the account. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. Real Estate Securities Account receives substantial distributions from holdings in REITs.
Expenses. Expenses directly attributed to a particular account are charged to that account. Other expenses not directly attributed to a particular account are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
In addition to the expenses the Accounts bear directly, each of the Accounts may indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Accounts may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each Account will vary. Expenses included in the statements of operations of the Accounts reflect the expenses of each Account and do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments, REITs, utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381 – 384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Accounts intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Accounts’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the "more likely than not" threshold would be recorded as a tax benefit or expense in the current year. During the period ended June 30, 2020, the Accounts did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2016-2018.
Foreign Taxes. Certain of the Accounts are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Accounts as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Accounts have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty and timing of these reclaims, a corresponding receivable will only be recorded when both the amount is known and there are no significant uncertainties regarding collectability.
Gains realized upon the disposition of certain foreign securities held by certain of the Accounts may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statements of operations.
In certain countries, realized losses in excess of gains may be carried forward to offset future gains. In addition, the Accounts accrue an estimated deferred tax liability for future gains on certain foreign securities. Any accrued tax liability is shown on the statements of assets and liabilities. As of June 30, 2020, none of the Accounts had a deferred tax liability.
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)

Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards
Update ("ASU") No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial
Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing LIBOR or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31,
2022. At this time, management is evaluating the implications of the ASU.
In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the
Disclosure Requirements for Fair Value Measurement, which amends and eliminates certain disclosure requirements for fair value as part of its framework project. The ASU is effective for annual and interim periods beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Accounts have adopted the removal and modification of applicable disclosures.
In March 2017, the FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities, which amends the accounting standards to shorten the amortization period of certain purchased callable debt securities to the earliest call date. The ASU is effective for annual and interim periods beginning after December 15, 2018. The Accounts have adopted the new amendment as of January 1,
2019. The adoption of the ASU resulted in a cumulative effective adjustment to components within total distributable earnings (accumulated loss) on the statements of assets and liabilities as of the beginning of the fiscal year. This cumulative effective adjustment did not have a material impact on the financial statements and did not impact net assets of the Accounts.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the "SEC"), the Accounts and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Accounts to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of ( i ) the Federal Funds Rate or (ii) the One Month London Interbank Offered Rate ("LIBOR") rate plus
1.00%). The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations. There were no outstanding loans or borrowings as of June
30, 2020.
During the period ended June 30, 2020, Accounts lending to the Facility were as follows (amounts in thousands):
During the period ended June 30, 2020, Accounts borrowing from the Facility were as follows (amounts in thousands):
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate
Bond Market Index Account $ 336 1.19%
Core Plus Bond Account 48 1.75
Diversified Balanced Volatility Control Account 1 0.64
Diversified Growth Volatility Control Account 8 0.64
Diversified International Account 6 1.93
Equity Income Account 35 0.62
International Emerging Markets Account 1 2.11
LargeCap Growth Account I 8 1.51
LargeCap S&P 500 Index Account 7 0.94
LargeCap S&P 500 Managed Volatility Index Account 21 1.01
Principal Capital Appreciation Account 12 1.93
Short-Term Income Account 24 0.87
SmallCap Account 1 2.14
Average Daily
Outstanding
Balance
Weighted Average
Annual Interest
Rate
Diversified Balanced Volatility Control Account $ 5 2.14%
Diversified Growth Volatility Control Account 13 2.14
Diversified International Account 6 0.64
Government & High Quality Bond Account 13 1.01
LargeCap Growth Account I 24 0.96
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)

In addition, the Accounts participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $100 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participating fund based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statements of operations. The Accounts did not borrow against the line of credit during the period ended June 30, 2020 .
Contingent Convertible Securities. Contingent convertible securities (“ CoCos ”) are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-
concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos ; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and an account may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the account's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence. As of June 30, 2020, Accounts investing in CoCos , as a percentage of net assets, were as follows:
Counterparties. The Accounts may be exposed to counterparty risk, or the risk that another party with which the Accounts have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Accounts exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties’ master netting agreements (“Master Netting Agreements”), such counterparty shall advance collateral to the Accounts in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Accounts. If the unpaid amount owed to the Accounts subsequently decreases, the Accounts would be required to return all or a portion of the collateral.
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.
Collateral information relating to securities on loan is included in the securities lending note to financial statements.
The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions.
Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty. As of June 30, 2020 , no
Accounts had financial assets and liabilities subject to Master Netting Agreements or similar agreements.
Cross Trades.  The Accounts may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so an account may be considered affiliated with any portfolio for which the account's sub-advisor acts as an investment advisor. Such transactions are permissible provided that the conditions of Rule 17a-7 under the Investment Company Act of 1940 are satisfied.
Average Daily
Outstanding
Balance
Weighted Average
Annual Interest
Rate
LargeCap S&P 500 Index Account $ 349 1.12%
MidCap Account 68 1.76
Real Estate Securities Account 13 1.40
Core Plus Bond Account 1.02%
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)

Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for over-the-counter ("OTC") derivatives. Master Securities Forward Transaction Agreements
("MSFTA") accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and
"to-be-announced" ("TBA") securities. Certain of the Accounts may pledge cash to a broker for securities sold short.
As of June 30, 2020, deposits with counterparty were as follows (amounts in thousands):
Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statements of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the Accounts by the broker is received in the account’s custodian account.
As of June 30, 2020, deposits from counterparty were as follows (amounts in thousands):
Foreign Currency Contracts. Certain of the Accounts may be subject to foreign currency exchange rate risk in the normal course of pursuing such Accounts’ investment objectives. The Accounts may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Accounts enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Accounts as an unrealized gain or loss. When the contract is closed, the Accounts record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Accounts’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Accounts could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar.
Futures Contracts. The Accounts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Accounts (with the exception of Diversified Balanced Account, Diversified Balanced
Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Income Account,
Principal LifeTime Accounts, and SAM Portfolios) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the account as a variation margin receivable or payable on financial derivative instruments.
Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price.
If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are
FCM (Futures and
Cleared Swaps)
ISDA (OTC
Derivatives)
MSFTA (Forward
Currency Contracts
and TBA Securities) Shorts
Total Deposits
with Counterparty
Bond Market Index Account $ — $ — $ 318 $ — $ 318
Core Plus Bond Account — 1 7 — 8
Diversified Balanced Volatility Control
Account 216 — — — 216
Diversified Growth Volatility Control
Account 5,544 — — — 5,544
Government & High Quality Bond Account 209 — — — 209
LargeCap Growth Account I 336 — — — 336
LargeCap S&P 500 Managed Volatility
Index Account — — — 67 67
MSFTA (Forward Currency
Contracts and TBA Securities) Total Deposits from Counterparty
Bond Market Index Account $ 264 $ 264
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)

included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the account’s cost basis in the contract. There is minimal counterparty credit risk to the Accounts because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Accounts has valued the investments. This may have an adverse effect on each of the
Accounts' ability to dispose of particular illiquid securities at fair value and may limit each of the Accounts’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Inflation-Indexed Bonds. Certain of the Accounts may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Accounts would not receive the principal until maturity.
Mortgage Dollar Rolls. Certain of the Accounts have entered into mortgage-dollar-roll transactions on TBA securities, in which the
Accounts sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Accounts forgo principal and interest paid on the securities and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Accounts treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the
Accounts’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in investment securities sold and investment securities purchased on the statements of assets and liabilities.
Options Contracts. During the period ended June 30, 2020 , LargeCap S&P 500 Managed Volatility Index Account wrote call and put options on indices it owns or in which it may invest for both hedging and non-hedging purposes. Writing put options tends to increase an account’s exposure to the underlying instrument. Writing call options tends to decrease an account’s exposure to the underlying instrument. When an account writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying index to determine the realized gain or loss.
An account, as a writer of an option, has no control over whether the underlying index may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the index underlying the written option. There is the risk an account may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments (undiscounted) that an account as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedule of investments. An account may also purchase put and call options. Purchasing call options tends to increase an account's exposure to the underlying instrument. Purchasing put options tends to decrease an account's exposure to the underlying instrument. An account pays a premium which is included on the account's statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying index transaction to determine the realized gain or loss. Details of options contracts open at period end are included in the Accounts' schedules of investments.
Rebates. Subject to best execution, the Accounts may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Accounts in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Repurchase Agreements. The Accounts may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Fund's policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)

on the obligation to repurchase, the Accounts have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.
In the event the seller of a repurchase agreement defaults, the Accounts could experience delays in the realization of the collateral.
Restricted Securities. Certain of the Accounts may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Securities Lending. To earn additional income, certain of the Accounts may lend portfolio securities to approved brokerage firms. The
Accounts receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the
Accounts and any additional required collateral is delivered to the Accounts on the next business day. The cash collateral received is usually invested in a SEC-registered money market mutual fund and the Accounts could realize a loss on such investments. Further, the Accounts could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Security lending income, net of related fees, is shown on the statements of operations. As of June 30, 2020, the Accounts had securities on loan as follows
(amounts in thousands):
Senior Floating Rate Interests. The Accounts may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the account and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the LIBOR rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Accounts may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Accounts are obligated to fund these commitments at the Borrower’s discretion.
Therefore, the Accounts must have funds sufficient to cover its contractual obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on commitments on the statements of assets and liabilities, as applicable. As of June 30, 2020 , the commitments were as follows (amounts in thousands):
Short Sales. Bond Market Index Account may enter into short sales transactions during the period. A short sale is a transaction in which an account sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The account must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets
Market Value Collateral Value
Bond Market Index Account $ 3,430 $ 3,521
Core Plus Bond Account 1,080 1,123
Diversified International Account 1,951 3,079
International Emerging Markets Account 52 53
LargeCap Growth Account I 2,104 2,132
LargeCap S&P 500 Index Account 2,772 2,866
LargeCap S&P 500 Managed Volatility Index Account 240 248
MidCap Account 199 197
Short-Term Income Account 1,547 1,594
SmallCap Account 5,596 5,635
Unfunded Loan Commitment Unrealized gain/loss
Core Plus Bond Account $ 5 $ –
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)

and liabilities. The account is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and, if any, appear as dividends and interest on shorts on the statements of operations.
An account is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
The account is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedules of investments.
The account may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statements of operations.
Swap Agreements. Core Plus Bond Account entered into swap agreements during the period. Swap agreements are negotiated agreements between an account and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. An account may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of
Directors. Centrally cleared swaps are valued using the last traded price from the preliminary trading exchange. OTC swaps are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities.
Upon termination of swap agreements, the Accounts recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Accounts and any counterparty are required to maintain an agreement that requires the Accounts and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Accounts and such counterparty. If the net fair value of such derivatives transactions between the Accounts and that counterparty exceeds a certain threshold (as defined in the agreement), the Accounts or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Accounts or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a
“credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, an account would add leverage to its portfolio because, in addition to its total net assets, an account would be subject to investment exposure on the notional amount of the swap.
If an account is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the account will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If an account is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)

agreement, an account will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.
An account may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that an account as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2020 for which an account is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by an account for the same referenced entity or entities.
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to master netting agreements with counterparties.
To Be Announced Securities. The Accounts may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Accounts commit to purchase or sell securities for which all specific information is not known at the time of the trade.
Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Accounts, normally 15 to 30 days later.
These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. The performance and risks of each of the Principal LifeTime Accounts, each of the SAM Portfolios, Diversified Balanced
Account, Diversified Balanced Volatility Control Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account,
Diversified Growth Managed Volatility Account, Diversified Growth Volatility Control Account, and Diversified Income Account (singly, “a fund of funds” and collectively, “the funds of funds”) directly corresponds to the performance and risks of the Underlying Funds in which the fund of funds invest. By investing in many Underlying Funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.
An Underlying Fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an Underlying Fund, the loss of assets to the Underlying Fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Funds, Inc., and some of the Underlying Funds. The Manager is committed to minimizing the potential impact of Underlying Fund risk on Underlying Funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds. Shareholder reports for the Underlying Funds can be found online at www.principalfunds.com.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)

As of June 30, 2020, series of the Fund owned the following percentages, in the aggregate, of the outstanding shares of the Accounts listed below:
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Accounts may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Accounts' shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage
Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal
Home Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Account
Total Percentage of
Outstanding Shares Owned
Bond Market Index Account 98.85%
Equity Income Account 31.98
Government & High Quality Bond Account 39.30
LargeCap S&P 500 Index Account 86.85
LargeCap S&P 500 Managed Volatility Index
Account 100.00
Asset Derivatives June 30, 2020 Liability Derivatives June 30, 2020
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Core Plus Bond Account
Credit contracts
Receivables, Total distributable earnings (accumulated
loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 149
*
Interest rate contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 18
*
Payables, Total distributable earnings (accumulated loss)
$ 10
*
Total
$ 18
*
$ 159
*
Diversified Balanced Volatility Control Account
Equity contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 29
*
Payables, Total distributable earnings (accumulated loss)
$ —
Diversified Growth Volatility Control Account
Equity contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 734
*
Payables, Total distributable earnings (accumulated loss)
$ —
Government & High Quality Bond Account
Interest rate contracts
Receivables, Total distributable earnings (accumulated
loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 29
*
LargeCap Growth Account I
Equity contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 33
*
Payables, Total distributable earnings (accumulated loss)
$ —
LargeCap S&P 500 Index Account
Equity contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 785
*
Payables, Total distributable earnings (accumulated loss)
$ —
LargeCap S&P 500 Managed Volatility Index Account
Equity contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 1,223
*
Payables, Total distributable earnings (accumulated loss)
$ 880
*
Includes cumulative unrealized appreciation/depreciation of exchange traded swaps and futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Accounts and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Core Plus Bond Account and Government & High Quality Bond
Account. The notional values of the futures contracts will vary in accordance with changing duration of these funds.
The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the period ended
June 30, 2020 (amounts in thousands):
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of  Operations
Core Plus Bond Account
Credit contracts
Net realized gain (loss) from Swap agreements/
Net change in unrealized appreciation/
(depreciation) of Swap agreements
$ 2,024 $ (149)
Interest rate contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 525 $ 70
Total $ 2,549 $ (79)
Diversified Balanced Volatility Control Account
Equity contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ (1,744) $ 29
Diversified Growth Volatility Control Account
Equity contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ (13,584) $ 734
Government & High Quality Bond Account
Interest rate contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ (813) $ (214)
LargeCap Growth Account I
Equity contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 389 $ 22
LargeCap S&P 500 Index Account
Equity contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 8,001 $ 172
LargeCap S&P 500 Managed Volatility Index Account
Equity contracts
Net realized gain (loss) from Investment
transactions, Futures contracts, and Options and
swaptions /Net change in unrealized appreciation/
(depreciation) of Investments, Futures contracts,
and Options and swaptions
$ 872 $ 39
Contract Type Derivative Type Average Notional
Core Plus Bond Account
Credit Contracts Exchange Cleared Credit Default Swaps - Buy Protection $ 7,699
Interest Rate Contracts Futures - Long 6,141
Futures - Short 10,332
Diversified Balanced Volatility Control
Account
Equity Contracts Futures - Short 15,781
Diversified Growth Volatility Control
Account
Equity Contracts Futures - Short 148,759
Government & High Quality Bond
Account
Interest Rate Contracts Futures - Short 9,990
LargeCap Growth Account I
Equity Contracts Futures - Long 3,194
LargeCap S&P 500 Index Account
Equity Contracts Futures - Long 44,818
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)

4. Fair Valuation
Fair value is defined as the price that the Accounts would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the account's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and U.S. Government and Government Agency Obligations.
● Level 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Accounts' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using indicative quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-
dealer quote, transaction price, or internal value based on relevant market data.
Contract Type Derivative Type Average Notional
LargeCap S&P 500 Managed Volatility
Index Account
Equity Contracts Futures - Long $ 3,262
Purchased Options 38
Written Options 38
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)

The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).
Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the
Fund’s Board of Directors. The Manager has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Directors. A pricing group (the “Pricing
Group”) who reports to the Valuation Committee, relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.
The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Accounts (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of June 30, 2020 in valuing the Accounts' securities carried at value (amounts in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Bond Market Index Account
Bonds* $ — $ 790,675 $ 165 $ 790,840
Investment Companies 219,402 — — 219,402
Municipal Bonds* — 17,683 — 17,683
U.S. Government & Government Agency Obligations* — 1,643,274 — 1,643,274
Total investments in securities $ 219,402 $ 2,451,632 $ 165 $ 2,671,199
Core Plus Bond Account
Bonds* — 159,577 23 159,600
Investment Companies 19,647 — — 19,647
Senior Floating Rate Interests* — 2,078 — 2,078
U.S. Government & Government Agency Obligations* — 107,149 — 107,149
Total investments in securities $ 19,647 $ 268,804 $ 23 $ 288,474
Assets
Interest Rate Contracts
Futures** 18 — — 18
Liabilities
Credit Contracts
Exchange Cleared Credit Default Swaps** — (149) — (149)
Interest Rate Contracts
Futures** (10) — — (10)
Diversified Balanced Account
Bonds* — — — —
Investment Companies 967,067 — — 967,067
Total investments in securities $ 967,067 $ — $ — $ 967,067
Diversified Balanced Managed Volatility Account
Investment Companies 170,151 — — 170,151
Total investments in securities $ 170,151 $ — $ — $ 170,151
Diversified Balanced Volatility Control Account
Investment Companies 157,539 — — 157,539
Total investments in securities $ 157,539 $ — $ — $ 157,539
Assets
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified Balanced Volatility Control Account
Equity Contracts
Futures** $ 29 $ — $ — $ 29
Diversified Growth Account
Investment Companies 3,549,107 — — 3,549,107
Total investments in securities $ 3,549,107 $ — $ — $ 3,549,107
Diversified Growth Managed Volatility Account
Investment Companies 342,083 — — 342,083
Total investments in securities $ 342,083 $ — $ — $ 342,083
Diversified Growth Volatility Control Account
Investment Companies 820,858 — — 820,858
Total investments in securities $ 820,858 $ — $ — $ 820,858
Assets
Equity Contracts
Futures** 734 — — 734
Diversified Income Account
Investment Companies 285,119 — — 285,119
Total investments in securities $ 285,119 $ — $ — $ 285,119
Diversified International Account
Common Stocks
Basic Materials 3,527 6,965 — 10,492
Communications 8,635 17,981 — 26,616
Consumer, Cyclical 4,669 33,118 — 37,787
Consumer, Non-cyclical 2,707 37,402 — 40,109
Energy 5,348 6,761 — 12,109
Financial 10,040 33,919 — 43,959
Industrial 2,250 22,413 — 24,663
Technology 1,826 27,095 — 28,921
Utilities 536 4,923 — 5,459
Investment Companies 3,702 — — 3,702
Preferred Stocks 1,021 — — 1,021
Total investments in securities $ 44,261 $ 190,577 $ — $ 234,838
Equity Income Account
Common Stocks* 636,748 — — 636,748
Investment Companies 13,745 — — 13,745
Total investments in securities $ 650,493 $ — $ — $ 650,493
Government & High Quality Bond Account
Bonds* — 50,120 — 50,120
Investment Companies 20,544 — — 20,544
U.S. Government & Government Agency Obligations* — 181,861 — 181,861
Total investments in securities $ 20,544 $ 231,981 $ — $ 252,525
Liabilities
Interest Rate Contracts
Futures** (29) — — (29)
International Emerging Markets Account
Common Stocks
Basic Materials 874 2,753 — 3,627
Communications 5,536 13,748 — 19,284
Consumer, Cyclical 1,728 4,932 — 6,660
Consumer, Non-cyclical 1,544 5,186 — 6,730
Diversified — 686 — 686
Energy 673 2,893 — 3,566
Financial 2,794 10,982 — 13,776
Industrial 303 4,682 — 4,985
Technology 1,582 11,991 — 13,573
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
International Emerging Markets Account
Utilities $ — $ 930 $ — $ 930
Investment Companies 1,498 — — 1,498
Preferred Stocks
Communications 494 — — 494
Technology — 153 — 153
Total investments in securities $ 17,026 $ 58,936 $ — $ 75,962
LargeCap Growth Account I
Common Stocks
Basic Materials 8,305 — — 8,305
Communications 118,451 — — 118,451
Consumer, Cyclical 35,458 — — 35,458
Consumer, Non-cyclical 149,529 — — 149,529
Energy 774 — — 774
Financial 35,274 — — 35,274
Industrial 32,047 — — 32,047
Technology 143,091 20 90 143,201
Utilities 3,559 — — 3,559
Convertible Preferred Stocks
Communications — — 330 330
Consumer, Cyclical — 214 — 214
Investment Companies 17,602 — — 17,602
Preferred Stocks
Communications — 87 119 206
Consumer, Cyclical — — 657 657
Technology — — 246 246
Total investments in securities $ 544,090 $ 321 $ 1,442 $ 545,853
Assets
Equity Contracts
Futures** 33 — — 33
LargeCap S&P 500 Index Account
Common Stocks* 2,525,856 — — 2,525,856
Investment Companies 43,316 — — 43,316
Total investments in securities $ 2,569,172 $ — $ — $ 2,569,172
Assets
Equity Contracts
Futures** 785 — — 785
LargeCap S&P 500 Managed Volatility Index Account
Common Stocks* 199,259 — — 199,259
Investment Companies 14,382 — — 14,382
Purchased Options 1,152 — — 1,152
Total investments in securities $ 214,793 $ — $ — $ 214,793
Assets
Equity Contracts
Futures** 71 — — 71
Liabilities
Equity Contracts
Written Options (880) — — (880)
MidCap Account
Common Stocks
Basic Materials 3,666 — — 3,666
Communications 57,461 — — 57,461
Consumer, Cyclical 120,172 — — 120,172
Consumer, Non-cyclical 65,106 1,205 — 66,311
Financial 135,573 — — 135,573
Industrial 70,698 — — 70,698
Technology 75,208 — — 75,208
Utilities 11,983 — — 11,983
Investment Companies 1,120 — — 1,120
Total investments in securities $ 540,987 $ 1,205 $ — $ 542,192
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Capital Appreciation Account
Common Stocks* $ 141,675 $ — $ — $ 141,675
Investment Companies 2,159 — — 2,159
Total investments in securities $ 143,834 $ — $ — $ 143,834
Principal LifeTime 2010 Account
Investment Companies 33,524 — — 33,524
Total investments in securities $ 33,524 $ — $ — $ 33,524
Principal LifeTime 2020 Account
Investment Companies 169,929 — — 169,929
Total investments in securities $ 169,929 $ — $ — $ 169,929
Principal LifeTime 2030 Account
Investment Companies 190,051 — — 190,051
Total investments in securities $ 190,051 $ — $ — $ 190,051
Principal LifeTime 2040 Account
Investment Companies 84,843 — — 84,843
Total investments in securities $ 84,843 $ — $ — $ 84,843
Principal LifeTime 2050 Account
Investment Companies 38,966 — — 38,966
Total investments in securities $ 38,966 $ — $ — $ 38,966
Principal LifeTime 2060 Account
Investment Companies 8,656 — — 8,656
Total investments in securities $ 8,656 $ — $ — $ 8,656
Principal LifeTime Strategic Income Account
Investment Companies 26,952 — — 26,952
Total investments in securities $ 26,952 $ — $ — $ 26,952
Real Estate Securities Account
Common Stocks* 130,434 — — 130,434
Investment Companies 42 — — 42
Total investments in securities $ 130,476 $ — $ — $ 130,476
SAM Balanced Portfolio
Investment Companies 633,815 — — 633,815
Total investments in securities $ 633,815 $ — $ — $ 633,815
SAM Conservative Balanced Portfolio
Investment Companies 176,871 — — 176,871
Total investments in securities $ 176,871 $ — $ — $ 176,871
SAM Conservative Growth Portfolio
Investment Companies 328,557 — — 328,557
Total investments in securities $ 328,557 $ — $ — $ 328,557
SAM Flexible Income Portfolio
Investment Companies 173,850 — — 173,850
Total investments in securities $ 173,850 $ — $ — $ 173,850
SAM Strategic Growth Portfolio
Investment Companies 289,027 — — 289,027
Total investments in securities $ 289,027 $ — $ — $ 289,027
Short-Term Income Account
Bonds* — 120,948 — 120,948
Investment Companies 3,759 — — 3,759
U.S. Government & Government Agency Obligations* — 13,476 — 13,476
Total investments in securities $ 3,759 $ 134,424 $ — $ 138,183
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)

*For additional detail regarding sector classifications, please see the schedules of investments.
**Futures are presented at the unrealized appreciation/(depreciation) of the instrument.
At the end of the period, there were no other Accounts which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3.
5. Management Agreement and Transactions with Affiliates
Management Services. The Accounts have agreed to pay investment advisory and management fees to the Manager computed at an annual percentage rate of each account’s average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Accounts, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM
Portfolios is .25% of aggregate net assets up to the first $1 billion and .20% of aggregate net assets over $1 billion. The Principal LifeTime
Accounts do not pay investment advisory and management fees. The annual rates used in this calculation for each of the other Accounts are as follows:
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SmallCap Account
Common Stocks* $ 164,084 $ — $ — $ 164,084
Investment Companies 7,333 — — 7,333
Total investments in securities $ 171,417 $ — $ — $ 171,417
Net Assets of Account (in millions)
First $100 Next $100 Next $100 Next $100 Thereafter
Core Plus Bond Account .50% .45% .40% .35% .30%
Equity Income Account .60 .55 .50 .45 .40
LargeCap Growth Account I .80 .75 .70 .65 .60
MidCap Account .65 .60 .55 .50 .45
Real Estate Securities Account .83 .78 .73 .70 .68
SmallCap Account .85 .80 .75 .70 .65
Net Assets of Account (in millions)
First $250 Next $250 Next $250 Next $250 Thereafter
Diversified International Account .85% .80% .75% .70% .65%
International Emerging Markets Account (Effective
May 1, 2020)
1.10 1.05 1.00 .95 .90
International Emerging Markets Account (Prior to
May 1, 2020
1.25 1.20 1.15 1.10 1.05
Net Assets of Account (in millions)
First
$200
Next
$300
Over
$500
Short-Term Income Account .50% .45% .40%
Net Assets of Account (in millions)
First
$500
Over
$500
Principal Capital Appreciation Account .625% .50%
Net Assets of Account (in billions)
First $2 Over $2
Government & High Quality Bond Account .50% .45%
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)

The Manager has contractually agreed to limit certain of the Accounts' management and investment advisory fees. The expense limit will reduce the account's management and investment advisory fees by the following amounts:
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to account investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:
The Manager has contractually agreed to reduce Short-Term Income Account’s expenses by .01% through the period ended April 30, 2021.
In addition, the Manager has voluntarily agreed to limit the expenses (excluding interest expense, expenses related to account investments, acquired fund fees and expenses, and other extraordinary expenses) attributable to Class 2 shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The expense limit may be terminated at any time. The operating expense limits are as follows:
Amounts owed to the Accounts under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Manager and are settled periodically.
Distribution Fees. Class 2 shares of the Accounts bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 2 shares of each of the Accounts. Distribution fees are paid to Principal Funds Distributor, Inc. (an affiliate of the
Manager), the principal distributor of the Accounts. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual distribution fee rate is .25%.
Chief Compliance Officer Expenses. The Accounts pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated based on the relative net assets of each account and is shown on the statements of operations.
All Net Assets
Bond Market Index Account .14%
Diversified Balanced Account .05
Diversified Balanced Managed Volatility Account .05
Diversified Balanced Volatility Control Account .12
Diversified Growth Account .05
Diversified Growth Managed Volatility Account .05
Diversified Growth Volatility Control Account .12
Diversified Income Account .05
LargeCap S&P 500 Index Account .25
LargeCap S&P 500 Managed Volatility Index
Account
.45
Period from January 1, 2020 through June 30, 2020
Expiration
International Emerging Markets Account .150% April 30, 2020
LargeCap Growth Account I .016 April 30, 2021
Period from January 1, 2020 through June 30, 2020
Class 1 Class 2 Expiration
Diversified Balanced Managed Volatility Account N/A .31% April 30, 2021
Diversified Balanced Volatility Control Account N/A .39 April 30, 2020
Diversified Growth Managed Volatility Account N/A .31 April 30, 2020
International Emerging Markets Account 1.20% N/A April 30, 2021
LargeCap Growth Account I .69 N/A April 30, 2021
Principal LifeTime 2060 Account .10 N/A April 30, 2021
Expense Limit
Class 2
Diversified Income Account .31%
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)

Affiliated Ownership. At June 30, 2020, the Manager, Principal National Life Insurance Company, Principal Life Insurance Company
(an affiliate of the Manager) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned shares of the
Accounts as follows (amounts in thousands):
6. Investment Transactions
For the period ended June 30, 2020, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital, and U.S. government securities) by the Accounts were as follows (amounts in thousands):
Class 1 Class 2
Bond Market Index Account 2,553 N/A
Core Plus Bond Account 20,827 N/A
Diversified Balanced Account 2,327 55,685
Diversified Balanced Managed Volatility Account N/A 13,081
Diversified Balanced Volatility Control Account N/A 13,530
Diversified Growth Account N/A 192,225
Diversified Growth Managed Volatility Account N/A 25,572
Diversified Growth Volatility Control Account N/A 70,548
Diversified Income Account N/A 20,121
Diversified International Account 16,052 N/A
Equity Income Account 13,222 279
Government & High Quality Bond Account 14,218 N/A
International Emerging Markets Account 4,914 N/A
LargeCap Growth Account I 12,794 N/A
LargeCap S&P 500 Index Account 16,276 972
MidCap Account 8,976 11
Principal Capital Appreciation Account 3,749 191
Principal LifeTime 2010 Account 2,587 N/A
Principal LifeTime 2020 Account 12,290 N/A
Principal LifeTime 2030 Account 14,849 N/A
Principal LifeTime 2040 Account 5,451 N/A
Principal LifeTime 2050 Account 2,636 N/A
Principal LifeTime 2060 Account 627 N/A
Principal LifeTime Strategic Income Account 2,213 N/A
Real Estate Securities Account 6,728 316
SAM Balanced Portfolio 31,866 1,551
SAM Conservative Balanced Portfolio 12,405 789
SAM Conservative Growth Portfolio 9,033 849
SAM Flexible Income Portfolio 10,972 1,525
SAM Strategic Growth Portfolio 7,174 536
Short-Term Income Account 52,012 N/A
SmallCap Account 11,288 187
Purchases Sales
Bond Market Index Account $ 510,359 $ 539,958
Core Plus Bond Account 196,900 169,359
Diversified Balanced Account 113,455 181,822
Diversified Balanced Managed Volatility
Account 20,879 28,316
Diversified Balanced Volatility Control
Account 30,237 51,042
Diversified Growth Account 382,664 559,771
Diversified Growth Managed Volatility
Account 38,220 46,255
Diversified Growth Volatility Control
Account 134,543 237,178
Diversified Income Account 46,293 48,565
Diversified International Account 57,945 64,681
Equity Income Account 82,587 83,291
Government & High Quality Bond Account 33,564 58,453
International Emerging Markets Account 26,219 31,492
LargeCap Growth Account I 111,004 122,953
LargeCap S&P 500 Index Account 147,829 206,199
LargeCap S&P 500 Managed Volatility
Index Account 12,969 10,880
MidCap Account 52,058 86,951
Principal Capital Appreciation Account 34,889 41,250
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)

For the period ended June 30, 2020, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold
(not including short-term investments) by the Accounts were as follows (amounts in thousands):
7. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended June 30, 2020 and December
31, 2019 were as follows (amounts in thousands):
Purchases Sales
Principal LifeTime 2010 Account $ 8,118 $ 6,443
Principal LifeTime 2020 Account 34,120 50,951
Principal LifeTime 2030 Account 44,717 30,789
Principal LifeTime 2040 Account 12,922 9,764
Principal LifeTime 2050 Account 5,378 3,157
Principal LifeTime 2060 Account 3,083 1,980
Principal LifeTime Strategic Income
Account 8,792 8,424
Real Estate Securities Account 30,927 36,844
SAM Balanced Portfolio 5,843 46,303
SAM Conservative Balanced Portfolio 6,718 15,783
SAM Conservative Growth Portfolio 6,727 17,110
SAM Flexible Income Portfolio 7,457 20,092
SAM Strategic Growth Portfolio 8,388 15,984
Short-Term Income Account 31,527 32,881
SmallCap Account 27,839 31,373
Purchases Sales
Bond Market Index Account $ 538,460 $ 658,508
Core Plus Bond Account 68,105 87,455
Government & High Quality Bond Account 24,451 15,201
Short-Term Income Account 19,201 15,189
Ordinary Income
Long-Term Capital
Gain Section 1250 Gain
2020 2019 2020 2019* 2020 2019^
Bond Market Index Account $ — $ 63,629 $ — $ — $ — $ —
Core Plus Bond Account — 10,172 — — — —
Diversified Balanced Account — 19,161 — 42,195 — —
Diversified Balanced Managed Volatility
Account — 2,985 — 2,350 — —
Diversified Balanced Volatility Control
Account — 1,239 — 761 — —
Diversified Growth Account — 66,048 — 132,175 — —
Diversified Growth Managed Volatility
Account — 6,096 — 4,546 — —
Diversified Growth Volatility Control
Account — 5,625 — 4,665 — —
Diversified Income Account — 4,545 — 5,619 — —
Diversified International Account — 4,159 — 12,521 — —
Equity Income Account — 16,637 — 16,586 — —
Government & High Quality Bond
Account — 6,457 — — — —
International Emerging Markets Account — 802 — 2,283 — —
LargeCap Growth Account I — 230 — 34,567 — —
LargeCap S&P 500 Index Account — 48,899 — 111,466 — —
LargeCap S&P 500 Managed Volatility
Index Account — 3,588 — 14,916 — —
MidCap Account — 1,707 — 79,894 — —
Principal Capital Appreciation Account — 2,602 — 13,127 — —
Principal LifeTime 2010 Account — 911 — 1,712 — —
Principal LifeTime 2020 Account — 4,556 — 8,015 — —
Principal LifeTime 2030 Account — 3,601 — 8,675 — —
Principal LifeTime 2040 Account — 1,500 — 3,851 — —
Principal LifeTime 2050 Account — 719 — 2,142 — —
Principal LifeTime 2060 Account — 129 — 325 — —
6. Investment Transactions (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)

$ 66,615
*The Accounts designate these distributions as long-term capital gain dividends per Internal Revenue Code Sec. 852 (b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
^Unrecaptured Section 1250 gains are gains from the sale of depreciable property that are subject to a maximum tax rate of 25%.
Certain Accounts may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of December 31, 2019, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
Ordinary Income
Long-Term Capital
Gain Section 1250 Gain
2020 2019 2020 2019* 2020 2019^
Principal LifeTime Strategic Income
Account $ — $ 609 $ — $ 986 $ — $ —
Real Estate Securities Account — 3,501 — 9,349 — 424
SAM Balanced Portfolio — 17,364 — 24,099 — —
SAM Conservative Balanced Portfolio — 5,316 — 3,638 — —
SAM Conservative Growth Portfolio — 5,992 — 15,423 — —
SAM Flexible Income Portfolio — 6,506 — 5,219 — —
SAM Strategic Growth Portfolio — 4,270 — 15,098 — —
Short-Term Income Account — 3,392 — — — —
SmallCap Account — 6,293 — 23,429 — —
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences*
Total
Accumulated
Earnings
(Deficit)
Bond Market Index Account $ — $ (19,606) $ 81,130 $ — $ 128,139
Core Plus Bond Account 9,502 — (3,611) 5,284 10 11,185
Diversified Balanced Account 24,554 29,766 — 267,411 — 321,731
Diversified Balanced Managed Volatility
Account 3,789 6,024 — 21,888 — 31,701
Diversified Balanced Volatility Control
Account 3,187 1,296 — 6,119 — 10,602
Diversified Growth Account 80,730 110,068 — 1,018,575 — 1,209,373
Diversified Growth Managed Volatility
Account 7,461 14,948 — 52,309 — 74,718
Diversified Growth Volatility Control Account 17,486 9,310 — 38,627 — 65,423
Diversified Income Account 6,760 4,036 — 38,785 — 49,581
Diversified International Account 6,492 — (272) 47,862 — 54,082
Equity Income Account 16,244 19,472 — 326,401 — 362,117
Government & High Quality Bond Account 5,986 — (9,021) 1,107 (32) (1,960)
International Emerging Markets Account 1,960 — (69) 13,188 — 15,079
LargeCap Growth Account I 3,033 29,010 — 167,090 — 199,133
LargeCap S&P 500 Index Account 51,949 159,289 — 1,132,371 — 1,343,609
LargeCap S&P 500 Managed Volatility Index
Account 3,480 4,869 — 68,506 (9,057) 67,798
MidCap Account 3,538 53,798 — 231,016 — 288,352
Principal Capital Appreciation Account 2,352 6,711 — 70,749 — 79,812
Principal LifeTime 2010 Account 885 509 — 2,432 — 3,826
Principal LifeTime 2020 Account 5,530 2,328 — 20,065 — 27,923
Principal LifeTime 2030 Account 4,177 3,255 — 19,051 — 26,483
Principal LifeTime 2040 Account 1,821 1,789 — 9,332 — 12,942
Principal LifeTime 2050 Account 789 889 — 5,116 — 6,794
Principal LifeTime 2060 Account 151 195 — 702 — 1,048
Principal LifeTime Strategic Income Account 686 — — 1,695 — 2,381
Real Estate Securities Account 2,828^ 7,881 — 44,053 — 54,762
SAM Balanced Portfolio 14,661 19,995 — 132,710 — 167,366
SAM Conservative Balanced Portfolio 4,482 3,128 — 22,888 — 30,498
SAM Conservative Growth Portfolio 6,331 5,240 — 68,824 — 80,395
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)

*Represents book-to-tax accounting differences.
^Undistributed Ordinary Income reported includes $257 of undistributed Section 1250 Capital Gains.
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Accounts. As of December 31, 2019, the Accounts had approximate net capital loss carryforwards as follows (amounts in thousands):
Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of
2010 on December 22, 2010, will be carried forward with no expiration and with the character of the loss retained.
For the year ended December 31, 2019, the following accounts had utilized capital loss carryforwards as follows (amounts in thousands):
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the account's taxable year subsequent to October 31. For the taxable year ended December 31, 2019 , the Accounts do not plan to defer any late-year losses.
Reclassification of Capital Accounts. The Accounts may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Accounts. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Accounts' distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended December 31, 2019, the Accounts recorded reclassifications as follows (amounts in thousands):
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences*
Total
Accumulated
Earnings
(Deficit)
SAM Flexible Income Portfolio $ 5,110 $ 3,760 $ — $ 15,026 $ — $ 23,896
SAM Strategic Growth Portfolio 5,533 7,048 — 49,410 — 61,991
Short-Term Income Account 3,165 — (656) 1,600 (6) 4,103
SmallCap Account 999 12,319 — 25,091 — 38,409
Short-Term Long-Term Total
Bond Market Index Account $ — $ 19,606 $ 19,606
Core Plus Bond Account 157 3,454 3,611
Diversified International Account 272 — 272
Government & High Quality Bond
Account 515 8,506 9,021
International Emerging Markets
Account 69 — 69
Short-Term Income Account — 656 656
Utilized
Bond Market Index Account $ 10,914
Core Plus Bond Account 3,194
SAM Flexible Income Portfolio 4
Short-Term Income Account 333
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Diversified Balanced Account $ (7,476) $ 7,476
Diversified Growth Account (18,135) 18,135
Equity Income Account (4,802) 4,802
LargeCap Growth Account I (6,036) 6,036
LargeCap S&P 500 Index Account (40,558) 40,558
LargeCap S&P 500 Managed Volatility Index Account (671) 671
MidCap Account (11,336) 11,336
Principal Capital Appreciation Account (2,189) 2,189
Real Estate Securities Account (2,323) 2,323
SAM Flexible Income Portfolio (4) 4
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)

Federal Income Tax Basis.  As of June 30, 2020, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Accounts were as follows (amounts in thousands):
8. Other Matters
As of the date these financial statements were available to be issued, the outbreak of the novel coronavirus (“COVID-19”) in many countries continues to adversely impact global commercial activity and has contributed to significant volatility in financial markets. The global impact of the outbreak has been rapidly evolving and many countries have reacted by instituting quarantines and restriction on travel. Such measures, as well as the general uncertainty surrounding the dangers and impact of COVID-19, are creating significant disruption in supply chains and economic activity. As COVID-19 continues to spread, the potential impacts, including a global, regional or other economic recession, are increasingly difficult to assess. These events, or fear of such an event, present material uncertainty and risk with respect to the Accounts'
performance and financial results.
9. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements.  There were no items requiring adjustment of the financial statements or additional disclosure.
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Bond Market Index Account $ 176,326 $ (5,095) $ 171,231 $ 2,499,968
Core Plus Bond Account 16,082 (5,339) 10,743 277,590
Diversified Balanced Account 256,905 (3,217) 253,688 713,379
Diversified Balanced Managed Volatility Account 23,989 (1,859) 22,130 148,021
Diversified Balanced Volatility Control Account 9,063 (3,060) 6,003 151,565
Diversified Growth Account 955,406 (33,193) 922,213 2,626,894
Diversified Growth Managed Volatility Account 51,790 (5,149) 46,641 295,442
Diversified Growth Volatility Control Account 47,860 (21,033) 26,827 794,765
Diversified Income Account 46,465 (1,315) 45,150 239,969
Diversified International Account 44,170 (14,386) 29,784 205,054
Equity Income Account 240,366 (31,500) 208,866 441,627
Government & High Quality Bond Account 8,812 (3,262) 5,550 246,946
International Emerging Markets Account 13,657 (5,985) 7,672 68,290
LargeCap Growth Account I 199,757 (7,402) 192,355 353,531
LargeCap S&P 500 Index Account 1,111,663 (169,504) 942,159 1,627,798
LargeCap S&P 500 Managed Volatility Index Account 74,385 (15,142) 59,243 154,741
MidCap Account 191,045 (17,586) 173,459 368,733
Principal Capital Appreciation Account 66,983 (1,945) 65,038 78,796
Principal LifeTime 2010 Account 3,369 (835) 2,534 30,990
Principal LifeTime 2020 Account 21,504 (7,710) 13,794 156,135
Principal LifeTime 2030 Account 21,688 (8,632) 13,056 176,995
Principal LifeTime 2040 Account 10,052 (4,480) 5,572 79,271
Principal LifeTime 2050 Account 5,167 (2,205) 2,962 36,004
Principal LifeTime 2060 Account 736 (566) 170 8,486
Principal LifeTime Strategic Income Account 2,398 (503) 1,895 25,057
Real Estate Securities Account 27,505 (10,137) 17,368 113,108
SAM Balanced Portfolio 105,249 (6,224) 99,025 534,790
SAM Conservative Balanced Portfolio 19,865 (3,045) 16,820 160,051
SAM Conservative Growth Portfolio 52,138 (5,189) 46,949 281,608
SAM Flexible Income Portfolio 13,912 (3,789) 10,123 163,727
SAM Strategic Growth Portfolio 34,908 (6,830) 28,078 260,949
Short-Term Income Account 3,700 (469) 3,231 134,952
SmallCap Account 35,073 (30,633) 4,440 166,977
7. Federal Tax Information (continued)

Schedule of Investments
Bond Market Index Account
June 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 8.67% Shares Held Value (000's)
Exchange-Traded Funds - 1.19%
iShares iBoxx $ Investment Grade Corporate
Bond ETF
225,000 $ 30,263
Money Market Funds - 7.48%
BlackRock Liquidity FedFund - Institutional
Class 0.09%
(a),(b)
3,520,665 3,521
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
185,617,759 185,618
$ 189,139
TOTAL INVESTMENT COMPANIES $ 219,402
BONDS - 31.26%
Principal
Amount (000's) Value (000's)
Advertising - 0.03%
Interpublic Group of Cos Inc/The
3.75%, 10/01/2021 $ 300 $ 311
5.40%, 10/01/2048 300 331
Omnicom Group Inc
2.45%, 04/30/2030 160 163
$ 805
Aerospace & Defense - 0.45%
Boeing Co/The
2.95%, 02/01/2030
(e)
170 168
3.25%, 02/01/2035 170 155
3.75%, 02/01/2050 235 211
3.95%, 08/01/2059 315 276
4.51%, 05/01/2023 620 655
4.88%, 05/01/2025 620 676
5.04%, 05/01/2027 310 342
5.15%, 05/01/2030 310 346
5.71%, 05/01/2040 310 353
5.81%, 05/01/2050 155 183
5.88%, 02/15/2040 154 172
General Dynamics Corp
2.25%, 11/15/2022 15 16
3.25%, 04/01/2025 80 89
3.38%, 05/15/2023 300 324
3.50%, 04/01/2027 160 183
3.75%, 05/15/2028 300 350
4.25%, 04/01/2040 160 199
L3Harris Technologies Inc
2.90%, 12/15/2029 60 65
3.83%, 04/27/2025 500 558
Lockheed Martin Corp
1.85%, 06/15/2030 55 56
3.35%, 09/15/2021 58 60
3.55%, 01/15/2026 240 276
3.60%, 03/01/2035 350 420
3.80%, 03/01/2045 25 30
4.07%, 12/15/2042 47 60
4.09%, 09/15/2052 389 508
4.70%, 05/15/2046 25 34
Northrop Grumman Corp
2.55%, 10/15/2022 380 397
3.20%, 02/01/2027 500 554
3.85%, 04/15/2045 500 587
4.03%, 10/15/2047 25 30
Raytheon Technologies Corp
2.25%, 07/01/2030 160 167
3.50%, 03/15/2027
(f)
325 366
3.75%, 11/01/2046 30 34
4.05%, 05/04/2047 300 358
4.13%, 11/16/2028 435 512
4.15%, 05/15/2045 40 48
4.35%, 04/15/2047
(f)
40 48
4.50%, 06/01/2042 600 748
4.63%, 11/16/2048 210 273
4.88%, 10/15/2040
(f)
154 196
5.70%, 04/15/2040 51 70
6.13%, 07/15/2038 18 26
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
Raytheon Technologies Corp   (continued)
6.70%, 08/01/2028 $ 175 $ 236
$ 11,415
Agriculture - 0.34%
Altria Group Inc
2.35%, 05/06/2025 160 168
2.85%, 08/09/2022 40 42
3.40%, 05/06/2030 325 350
3.88%, 09/16/2046 60 60
4.00%, 01/31/2024 350 385
4.80%, 02/14/2029 340 397
5.80%, 02/14/2039 380 470
6.20%, 02/14/2059 310 413
Archer-Daniels-Midland Co
2.50%, 08/11/2026 850 924
BAT Capital Corp
2.76%, 08/15/2022 580 600
2.79%, 09/06/2024 245 258
3.46%, 09/06/2029 245 261
3.56%, 08/15/2027 550 593
4.54%, 08/15/2047 325 353
Philip Morris International Inc
2.38%, 08/17/2022 30 31
2.75%, 02/25/2026 310 338
2.90%, 11/15/2021 381 394
3.25%, 11/10/2024 30 33
3.38%, 08/11/2025 375 418
4.13%, 03/04/2043 300 353
4.25%, 11/10/2044 30 36
4.38%, 11/15/2041 61 74
4.50%, 03/20/2042 400 485
4.88%, 11/15/2043 35 45
Reynolds American Inc
4.45%, 06/12/2025 250 282
4.85%, 09/15/2023 350 390
5.70%, 08/15/2035 25 31
5.85%, 08/15/2045 415 510
$ 8,694
Airlines - 0.04%
American Airlines 2014-1 Class A Pass Through
Trust
3.70%, 04/01/2028 281 238
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 167 154
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 320 305
United Airlines 2014-2 Class A Pass Through
Trust
3.75%, 03/03/2028 149 136
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 80 72
$ 905
Apparel - 0.05%
NIKE Inc
2.25%, 05/01/2023 200 211
2.40%, 03/27/2025 160 172
2.75%, 03/27/2027 160 176
3.25%, 03/27/2040 160 179
3.38%, 11/01/2046 350 392
3.63%, 05/01/2043 200 231
$ 1,361
Automobile Asset Backed Securities - 0.17%
BMW Vehicle Owner Trust 2018-A
2.51%, 06/25/2024 1,500 1,536

Schedule of Investments
Bond Market Index Account
June 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Nissan Auto Receivables 2017-B Owner Trust
1.75%, 10/15/2021 $ 265 $ 265
Toyota Auto Receivables 2018-A Owner Trust
2.35%, 05/16/2022 571 576
World Omni Auto Receivables Trust 2018-A
2.50%, 04/17/2023 414 420
World Omni Automobile Lease Securitization
Trust 2019-A
2.94%, 05/16/2022 1,500 1,529
$ 4,326
Automobile Manufacturers - 0.33%
American Honda Finance Corp
1.95%, 05/20/2022 155 159
1.95%, 05/10/2023 160 165
2.05%, 01/10/2023 490 507
2.15%, 09/10/2024 445 465
Daimler Finance North America LLC
8.50%, 01/18/2031 127 194
General Motors Co
4.88%, 10/02/2023 25 27
5.00%, 10/01/2028 400 425
5.00%, 04/01/2035 200 200
5.40%, 04/01/2048 360 353
6.75%, 04/01/2046 25 27
General Motors Financial Co Inc
3.20%, 07/06/2021 330 334
3.25%, 01/05/2023 400 409
3.45%, 01/14/2022 30 30
3.45%, 04/10/2022 325 331
3.55%, 07/08/2022 500 513
3.70%, 05/09/2023 325 334
4.30%, 07/13/2025 325 339
4.35%, 01/17/2027 30 31
4.38%, 09/25/2021 330 339
5.10%, 01/17/2024 500 534
Toyota Motor Corp
3.67%, 07/20/2028 200 232
Toyota Motor Credit Corp
1.15%, 05/26/2022 155 157
1.35%, 08/25/2023 155 158
1.80%, 10/07/2021 400 406
1.80%, 02/13/2025 160 166
2.00%, 10/07/2024
(e)
165 172
2.25%, 10/18/2023 350 366
3.30%, 01/12/2022 77 80
3.35%, 01/08/2024 400 433
3.45%, 09/20/2023 400 435
$ 8,321
Automobile Parts & Equipment - 0.02%
BorgWarner Inc
3.38%, 03/15/2025 500 528
Banks - 5.77%
Australia & New Zealand Banking Group Ltd/
New York NY
2.05%, 11/21/2022 250 259
2.63%, 05/19/2022 250 260
Banco Santander SA
2.75%, 05/28/2025 200 207
3.13%, 02/23/2023 600 625
3.49%, 05/28/2030 200 215
Bank of America Corp
1.32%, 06/19/2026
(g)
320 321
United States Secured Overnight Financing
Rate + 1.15%
2.46%, 10/22/2025
(g)
310 326
3 Month USD LIBOR + 0.87%
2.50%, 02/13/2031
(g)
320 335
3 Month USD LIBOR + 0.99%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
2.59%, 04/29/2031
(g)
$ 250 $ 265
United States Secured Overnight Financing
Rate + 2.15%
2.68%, 06/19/2041
(g)
570 585
United States Secured Overnight Financing
Rate + 1.93%
2.82%, 07/21/2023
(g)
500 519
3 Month USD LIBOR + 0.93%
3.00%, 12/20/2023
(g)
1,389 1,459
3 Month USD LIBOR + 0.79%
3.12%, 01/20/2023
(g)
500 518
3 Month USD LIBOR + 1.16%
3.19%, 07/23/2030
(g)
335 370
3 Month USD LIBOR + 1.18%
3.25%, 10/21/2027 40 44
3.30%, 01/11/2023 330 352
3.42%, 12/20/2028
(g)
1,041 1,159
3 Month USD LIBOR + 1.04%
3.50%, 04/19/2026 795 895
3.59%, 07/21/2028
(g)
500 560
3 Month USD LIBOR + 1.37%
3.82%, 01/20/2028
(g)
400 454
3 Month USD LIBOR + 1.58%
3.86%, 07/23/2024
(g)
300 325
3 Month USD LIBOR + 0.94%
3.88%, 08/01/2025 30 34
3.95%, 04/21/2025 830 919
3.97%, 02/07/2030
(g)
1,000 1,164
3 Month USD LIBOR + 1.21%
4.13%, 01/22/2024 500 555
4.18%, 11/25/2027 560 641
4.20%, 08/26/2024 25 28
4.27%, 07/23/2029
(g)
360 425
3 Month USD LIBOR + 1.31%
4.33%, 03/15/2050
(g)
310 401
3 Month USD LIBOR + 1.52%
4.44%, 01/20/2048
(g)
30 39
3 Month USD LIBOR + 1.99%
5.00%, 01/21/2044 25 34
5.70%, 01/24/2022 580 627
5.88%, 02/07/2042 228 340
7.75%, 05/14/2038 250 409
Bank of America NA
6.00%, 10/15/2036 250 354
Bank of Montreal
1.85%, 05/01/2025 150 155
2.55%, 11/06/2022 15 16
3.30%, 02/05/2024 400 434
Bank of New York Mellon Corp/The
1.60%, 04/24/2025 140 145
1.85%, 01/27/2023 790 817
1.95%, 08/23/2022 850 876
2.10%, 10/24/2024 775 817
Bank of Nova Scotia/The
1.30%, 06/11/2025 160 161
2.00%, 11/15/2022 160 165
2.45%, 09/19/2022 30 31
2.70%, 03/07/2022 15 16
2.70%, 08/03/2026 170 186
3.40%, 02/11/2024 400 434
4.50%, 12/16/2025 500 568
Barclays PLC
2.65%, 06/24/2031
(g)
320 319
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
3.20%, 08/10/2021 200 204
3.68%, 01/10/2023 1,700 1,764

Schedule of Investments
Bond Market Index Account
June 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC   (continued)
4.34%, 01/10/2028 $ 1,030 $ 1,143
4.38%, 01/12/2026 200 225
4.97%, 05/16/2029
(g)
210 246
3 Month USD LIBOR + 1.90%
BNP Paribas SA
4.25%, 10/15/2024 750 822
BPCE SA
4.00%, 04/15/2024 250 277
Canadian Imperial Bank of Commerce
0.95%, 06/23/2023 70 70
2.61%, 07/22/2023
(g)
250 258
3 Month USD LIBOR + 0.79%
3.50%, 09/13/2023 500 545
Citibank NA
3.65%, 01/23/2024 500 548
Citigroup Inc
1.68%, 05/15/2024
(g)
160 163
United States Secured Overnight Financing
Rate + 1.67%
2.31%, 11/04/2022
(g)
230 235
United States Secured Overnight Financing
Rate + 0.87%
2.57%, 06/03/2031
(g)
320 331
United States Secured Overnight Financing
Rate + 2.11%
2.67%, 01/29/2031
(g)
315 327
United States Secured Overnight Financing
Rate + 1.15%
2.70%, 10/27/2022 900 940
2.75%, 04/25/2022 15 16
2.88%, 07/24/2023
(g)
200 208
3 Month USD LIBOR + 0.95%
2.90%, 12/08/2021 1,000 1,030
2.98%, 11/05/2030
(g)
155 165
United States Secured Overnight Financing
Rate + 1.42%
3.20%, 10/21/2026 770 844
3.50%, 05/15/2023 600 639
3.67%, 07/24/2028
(g)
1,200 1,338
3 Month USD LIBOR + 1.39%
3.75%, 06/16/2024 500 552
3.89%, 01/10/2028
(g)
400 451
3 Month USD LIBOR + 1.56%
4.05%, 07/30/2022 200 212
4.07%, 04/23/2029
(g)
240 274
3 Month USD LIBOR + 1.19%
4.28%, 04/24/2048
(g)
330 409
3 Month USD LIBOR + 1.84%
4.30%, 11/20/2026 525 596
4.40%, 06/10/2025 780 873
4.45%, 09/29/2027 20 23
4.50%, 01/14/2022 454 481
4.60%, 03/09/2026 60 68
4.65%, 07/30/2045 222 286
5.30%, 05/06/2044 25 33
5.50%, 09/13/2025 325 385
5.88%, 01/30/2042 328 477
6.63%, 06/15/2032 112 154
6.68%, 09/13/2043 30 46
8.13%, 07/15/2039 132 229
Cooperatieve Rabobank UA
3.88%, 02/08/2022 328 346
3.95%, 11/09/2022 300 317
5.25%, 05/24/2041 500 709
5.25%, 08/04/2045 250 342
5.75%, 12/01/2043 250 360
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Credit Suisse AG/New York NY
3.00%, 10/29/2021 $ 250 $ 258
3.63%, 09/09/2024 400 442
Credit Suisse Group Funding Guernsey Ltd
3.75%, 03/26/2025 750 827
4.88%, 05/15/2045 500 667
Deutsche Bank AG/New York NY
4.10%, 01/13/2026 500 529
4.25%, 10/14/2021 400 410
5.00%, 02/14/2022 400 418
Discover Bank
2.45%, 09/12/2024 320 335
2.70%, 02/06/2030 250 252
3.20%, 08/09/2021 250 256
Fifth Third Bancorp
2.38%, 01/28/2025 85 90
4.30%, 01/16/2024 30 33
Fifth Third Bank NA
1.80%, 01/30/2023 250 257
2.88%, 10/01/2021 200 205
3.85%, 03/15/2026 700 785
Goldman Sachs Group Inc/The
2.35%, 11/15/2021 780 785
2.60%, 02/07/2030 1,240 1,300
3.00%, 04/26/2022 25 25
3.63%, 02/20/2024 1,000 1,087
3.75%, 05/22/2025 30 33
3.85%, 01/26/2027 60 68
4.02%, 10/31/2038
(g)
750 870
3 Month USD LIBOR + 1.37%
4.22%, 05/01/2029
(g)
415 483
3 Month USD LIBOR + 1.30%
4.25%, 10/21/2025 1,280 1,441
4.41%, 04/23/2039
(g)
180 217
3 Month USD LIBOR + 1.43%
4.80%, 07/08/2044 25 33
5.15%, 05/22/2045 310 408
5.25%, 07/27/2021 502 527
5.75%, 01/24/2022 228 246
6.75%, 10/01/2037 30 44
HSBC Holdings PLC
2.10%, 06/04/2026
(g)
320 323
United States Secured Overnight Financing
Rate + 1.93%
2.63%, 11/07/2025
(g)
230 239
3 Month USD LIBOR + 1.14%
2.65%, 01/05/2022 200 206
2.85%, 06/04/2031
(g)
200 204
United States Secured Overnight Financing
Rate + 2.39%
3.60%, 05/25/2023 500 537
3.90%, 05/25/2026 395 439
3.95%, 05/18/2024
(g)
400 430
3 Month USD LIBOR + 0.99%
3.97%, 05/22/2030
(g)
400 444
3 Month USD LIBOR + 1.61%
4.00%, 03/30/2022 148 156
4.04%, 03/13/2028
(g)
500 553
3 Month USD LIBOR + 1.55%
4.25%, 03/14/2024 500 539
4.29%, 09/12/2026
(g)
500 556
3 Month USD LIBOR + 1.35%
4.58%, 06/19/2029
(g)
365 422
3 Month USD LIBOR + 1.53%
4.95%, 03/31/2030 200 240
5.25%, 03/14/2044 300 379
6.10%, 01/14/2042 174 248
6.50%, 05/02/2036 420 567

Schedule of Investments
Bond Market Index Account
June 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Huntington Bancshares Inc/OH
2.30%, 01/14/2022 $ 500 $ 513
2.55%, 02/04/2030 110 114
Huntington National Bank/The
1.80%, 02/03/2023 250 257
3.55%, 10/06/2023 400 437
Industrial & Commercial Bank of China Ltd/New
York NY
2.45%, 10/20/2021 1,850 1,878
ING Groep NV
3.55%, 04/09/2024 400 436
JPMorgan Chase & Co
1.51%, 06/01/2024
(g)
815 829
United States Secured Overnight Financing
Rate + 1.46%
2.00%, 03/13/2026
(g)
160 166
United States Secured Overnight Financing
Rate + 1.59%
2.08%, 04/22/2026
(g)
460 478
United States Secured Overnight Financing
Rate + 1.85%
2.18%, 06/01/2028
(g)
815 844
United States Secured Overnight Financing
Rate + 1.89%
2.30%, 08/15/2021 880 882
2.30%, 10/15/2025
(g)
280 293
United States Secured Overnight Financing
Rate + 1.16%
2.52%, 04/22/2031
(g)
730 771
United States Secured Overnight Financing
Rate + 2.04%
2.74%, 10/15/2030
(g)
260 279
United States Secured Overnight Financing
Rate + 1.51%
2.78%, 04/25/2023
(g)
250 259
3 Month USD LIBOR + 0.94%
2.96%, 05/13/2031
(g)
725 769
United States Secured Overnight Financing
Rate + 2.52%
3.11%, 04/22/2041
(g)
730 788
United States Secured Overnight Financing
Rate + 2.46%
3.11%, 04/22/2051
(g)
730 786
United States Secured Overnight Financing
Rate + 2.44%
3.25%, 09/23/2022 320 338
3.30%, 04/01/2026 500 559
3.38%, 05/01/2023 400 428
3.51%, 01/23/2029
(g)
400 447
3 Month USD LIBOR + 0.95%
3.63%, 12/01/2027 25 28
3.80%, 07/23/2024
(g)
270 293
3 Month USD LIBOR + 0.89%
3.88%, 02/01/2024 20 22
3.88%, 09/10/2024 500 554
3.88%, 07/24/2038
(g)
500 587
3 Month USD LIBOR + 1.36%
3.96%, 11/15/2048
(g)
400 489
3 Month USD LIBOR + 1.38%
4.01%, 04/23/2029
(g)
270 312
3 Month USD LIBOR + 1.12%
4.03%, 07/24/2048
(g)
30 36
3 Month USD LIBOR + 1.46%
4.20%, 07/23/2029
(g)
300 352
3 Month USD LIBOR + 1.26%
4.25%, 10/01/2027 10 12
4.50%, 01/24/2022 257 273
4.85%, 02/01/2044 20 27
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
4.95%, 06/01/2045 $ 55 $ 74
5.40%, 01/06/2042 102 144
5.60%, 07/15/2041 154 222
5.63%, 08/16/2043 375 545
6.40%, 05/15/2038 200 308
KeyBank NA/Cleveland OH
1.25%, 03/10/2023 250 254
KeyCorp
2.25%, 04/06/2027 410 430
2.55%, 10/01/2029 310 321
Korea Development Bank/The
1.75%, 02/18/2025 500 516
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/2036
(d)
380 306
0.00%, 06/29/2037
(d)
200 158
2.00%, 05/02/2025 880 945
2.13%, 03/07/2022 500 516
2.13%, 06/15/2022 960 995
2.13%, 01/17/2023 1,800 1,884
2.38%, 12/29/2022 600 631
2.50%, 11/20/2024 300 327
2.63%, 01/25/2022 1,257 1,303
Landwirtschaftliche Rentenbank
2.00%, 01/13/2025 300 321
2.38%, 06/10/2025 1,200 1,309
Lloyds Banking Group PLC
3.57%, 11/07/2028
(g)
630 685
3 Month USD LIBOR + 1.21%
3.75%, 01/11/2027 515 570
4.05%, 08/16/2023 400 435
4.45%, 05/08/2025 400 452
4.65%, 03/24/2026 500 556
5.30%, 12/01/2045 200 263
Mitsubishi UFJ Financial Group Inc
2.19%, 02/25/2025 200 207
2.56%, 02/25/2030 200 209
2.62%, 07/18/2022 700 727
2.76%, 09/13/2026 400 428
2.80%, 07/18/2024 650 696
3.20%, 07/18/2029 700 765
3.54%, 07/26/2021 300 310
3.75%, 07/18/2039 550 626
3.76%, 07/26/2023 300 325
3.85%, 03/01/2026 350 398
Mizuho Financial Group Inc
2.23%, 05/25/2026
(g)
200 205
3 Month USD LIBOR + 0.83%
2.27%, 09/13/2021 400 408
2.72%, 07/16/2023
(g)
600 620
3 Month USD LIBOR + 0.84%
2.84%, 07/16/2025
(g)
1,000 1,049
3 Month USD LIBOR + 0.98%
3.15%, 07/16/2030
(g)
400 434
3 Month USD LIBOR + 1.13%
Morgan Stanley
2.19%, 04/28/2026
(g)
475 495
United States Secured Overnight Financing
Rate + 1.99%
2.63%, 11/17/2021 1,030 1,059
2.72%, 07/22/2025
(g)
250 265
United States Secured Overnight Financing
Rate + 1.15%
2.75%, 05/19/2022 300 312
3.13%, 01/23/2023 300 318
3.13%, 07/27/2026 1,330 1,466
3.59%, 07/22/2028
(g)
30 34
3 Month USD LIBOR + 1.34%

Schedule of Investments
Bond Market Index Account
June 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley   (continued)
3.63%, 01/20/2027 $ 30 $ 34
3.70%, 10/23/2024 25 28
3.75%, 02/25/2023 1,230 1,327
3.77%, 01/24/2029
(g)
360 410
3 Month USD LIBOR + 1.14%
3.88%, 04/29/2024 30 33
3.95%, 04/23/2027 50 56
3.97%, 07/22/2038
(g)
15 18
3 Month USD LIBOR + 1.46%
4.00%, 07/23/2025 30 34
4.10%, 05/22/2023 380 411
4.30%, 01/27/2045 50 63
4.35%, 09/08/2026 30 35
4.38%, 01/22/2047 30 39
4.88%, 11/01/2022 30 33
5.00%, 11/24/2025 525 613
6.38%, 07/24/2042 620 967
National Australia Bank Ltd/New York
1.88%, 07/12/2021 500 508
1.88%, 12/13/2022 250 258
2.50%, 05/22/2022 570 591
Northern Trust Corp
3.95%, 10/30/2025 500 577
Oesterreichische Kontrollbank AG
2.88%, 03/13/2023 1,000 1,068
PNC Bank NA
1.74%, 02/24/2023
(g)
250 254
3 Month USD LIBOR + 0.00%
2.23%, 07/22/2022
(g)
1,500 1,526
3 Month USD LIBOR + 0.44%
2.70%, 10/22/2029 250 267
3.80%, 07/25/2023 400 435
PNC Financial Services Group Inc/The
2.20%, 11/01/2024 130 138
2.55%, 01/22/2030 160 173
2.60%, 07/23/2026 140 152
3.45%, 04/23/2029 300 345
Regions Financial Corp
3.80%, 08/14/2023 1,000 1,087
Royal Bank of Canada
1.95%, 01/17/2023 720 742
2.25%, 11/01/2024 310 326
2.55%, 07/16/2024 125 133
Royal Bank of Scotland Group PLC
3.88%, 09/12/2023 200 216
4.80%, 04/05/2026 500 578
4.89%, 05/18/2029
(g)
400 471
3 Month USD LIBOR + 1.75%
5.08%, 01/27/2030
(g)
1,000 1,202
3 Month USD LIBOR + 1.91%
Santander Holdings USA Inc
4.50%, 07/17/2025 780 843
Santander UK Group Holdings PLC
3.57%, 01/10/2023 520 540
Santander UK PLC
2.10%, 01/13/2023 475 491
Skandinaviska Enskilda Banken AB
1.88%, 09/13/2021 500 508
State Street Corp
2.35%, 11/01/2025
(g)
365 387
United States Secured Overnight Financing
Rate + 0.94%
2.40%, 01/24/2030 160 172
2.65%, 05/19/2026 60 66
3.10%, 05/15/2023 325 349
3.55%, 08/18/2025 225 256
3.70%, 11/20/2023 10 11
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Sumitomo Mitsui Financial Group Inc
1.47%, 07/08/2025
(h)
$ 300 $ 300
2.13%, 07/08/2030
(h)
930 932
2.35%, 01/15/2025 200 209
2.70%, 07/16/2024 420 445
2.75%, 01/15/2030 200 212
3.04%, 07/16/2029 200 215
3.36%, 07/12/2027 750 828
3.45%, 01/11/2027 140 155
3.78%, 03/09/2026 500 565
Toronto-Dominion Bank/The
0.75%, 06/12/2023 330 332
1.15%, 06/12/2025 330 334
1.80%, 07/13/2021 520 528
1.90%, 12/01/2022 115 119
Truist Bank
1.25%, 03/09/2023 250 254
1.50%, 03/10/2025 250 257
3.63%, 09/16/2025 250 279
3.80%, 10/30/2026 250 283
Truist Financial Corp
1.20%, 08/05/2025 665 673
1.95%, 06/05/2030 665 676
2.50%, 08/01/2024 350 372
2.70%, 01/27/2022 30 31
US Bancorp
2.40%, 07/30/2024 190 202
2.63%, 01/24/2022 55 57
2.95%, 07/15/2022 230 241
3.00%, 03/15/2022 158 165
3.00%, 07/30/2029 950 1,033
3.15%, 04/27/2027 25 28
US Bank NA/Cincinnati OH
2.05%, 01/21/2025 300 317
Wells Fargo & Co
1.65%, 06/02/2024
(g)
820 833
United States Secured Overnight Financing
Rate + 1.60%
2.10%, 07/26/2021 15 15
2.16%, 02/11/2026
(g)
645 665
3 Month USD LIBOR + 0.75%
2.19%, 04/30/2026
(g)
480 496
United States Secured Overnight Financing
Rate + 2.00%
2.39%, 06/02/2028
(g)
820 847
United States Secured Overnight Financing
Rate + 2.10%
2.41%, 10/30/2025
(g)
1,310 1,364
3 Month USD LIBOR + 0.83%
3.00%, 04/22/2026 500 546
3.00%, 10/23/2026 530 578
3.07%, 01/24/2023 35 36
3.07%, 04/30/2041
(g)
480 501
United States Secured Overnight Financing
Rate + 2.53%
3.45%, 02/13/2023 215 228
3.50%, 03/08/2022 180 189
3.58%, 05/22/2028
(g)
500 555
3 Month USD LIBOR + 1.31%
4.10%, 06/03/2026 600 677
4.40%, 06/14/2046 385 459
4.48%, 04/04/2031
(g)
245 296
3 Month USD LIBOR + 3.77%
4.65%, 11/04/2044 30 37
4.90%, 11/17/2045 520 667
5.01%, 04/04/2051
(g)
325 451
3 Month USD LIBOR + 4.24%
5.38%, 02/07/2035 500 678

Schedule of Investments
Bond Market Index Account
June 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co   (continued)
5.38%, 11/02/2043 $ 20 $ 27
5.61%, 01/15/2044 45 62
5.95%, 12/01/2086 200 241
Wells Fargo Bank NA
5.95%, 08/26/2036 750 1,015
6.60%, 01/15/2038 250 368
Westpac Banking Corp
2.00%, 08/19/2021 500 509
2.00%, 01/13/2023 1,155 1,196
2.35%, 02/19/2025 155 165
2.65%, 01/16/2030 155 170
2.80%, 01/11/2022 500 518
2.89%, 02/04/2030
(g)
160 163
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
4.11%, 07/24/2034
(g)
165 182
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 165 195
$ 146,041
Beverages - 0.65%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 825 926
4.70%, 02/01/2036 1,030 1,213
4.90%, 02/01/2046 490 600
Anheuser-Busch InBev Finance Inc
4.63%, 02/01/2044 25 29
Anheuser-Busch InBev Worldwide Inc
2.50%, 07/15/2022 91 95
3.50%, 06/01/2030 295 332
3.75%, 07/15/2042 100 107
4.35%, 06/01/2040 295 336
4.50%, 06/01/2050 720 854
4.75%, 01/23/2029 560 677
4.90%, 01/23/2031 750 940
5.45%, 01/23/2039 500 632
5.80%, 01/23/2059 595 847
8.20%, 01/15/2039 51 80
Coca-Cola Co/The
1.45%, 06/01/2027 260 267
1.65%, 06/01/2030 260 265
1.75%, 09/06/2024 190 199
2.13%, 09/06/2029 165 176
2.50%, 06/01/2040 260 269
2.60%, 06/01/2050 260 262
2.95%, 03/25/2025 325 358
3.38%, 03/25/2027 160 183
Constellation Brands Inc
3.15%, 08/01/2029 630 676
Diageo Capital PLC
2.13%, 10/24/2024 200 210
2.13%, 04/29/2032 200 207
2.38%, 10/24/2029 200 213
2.63%, 04/29/2023 10 11
5.88%, 09/30/2036 139 199
Diageo Investment Corp
2.88%, 05/11/2022 200 209
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050 160 165
Keurig Dr Pepper Inc
3.13%, 12/15/2023 500 537
4.06%, 05/25/2023 425 463
Molson Coors Beverage Co
3.00%, 07/15/2026 530 551
5.00%, 05/01/2042 50 53
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
PepsiCo Inc
0.75%, 05/01/2023 $ 95 $ 96
1.63%, 05/01/2030 95 97
2.38%, 10/06/2026 670 732
2.63%, 07/29/2029 170 188
2.75%, 03/05/2022 593 618
2.85%, 02/24/2026 500 552
2.88%, 10/15/2049 160 173
3.10%, 07/17/2022 15 16
3.38%, 07/29/2049 705 809
$ 16,422
Biotechnology - 0.28%
Amgen Inc
1.90%, 02/21/2025 160 167
2.20%, 02/21/2027 1,090 1,149
2.45%, 02/21/2030 160 169
2.60%, 08/19/2026 500 545
2.65%, 05/11/2022 40 41
3.15%, 02/21/2040 860 924
3.38%, 02/21/2050 160 178
3.88%, 11/15/2021 21 22
4.40%, 05/01/2045 40 50
Baxalta Inc
4.00%, 06/23/2025 50 57
5.25%, 06/23/2045 130 174
Biogen Inc
2.25%, 05/01/2030 115 116
5.20%, 09/15/2045 540 708
Gilead Sciences Inc
2.95%, 03/01/2027 530 591
3.25%, 09/01/2022 60 63
4.00%, 09/01/2036 300 375
4.15%, 03/01/2047 70 89
4.40%, 12/01/2021 127 133
4.60%, 09/01/2035 500 656
4.75%, 03/01/2046 195 264
4.80%, 04/01/2044 500 676
$ 7,147
Building Materials - 0.09%
Carrier Global Corp
1.92%, 02/15/2023
(f)
160 163
2.24%, 02/15/2025
(f)
160 164
2.49%, 02/15/2027
(f)
160 163
2.72%, 02/15/2030
(f)
320 321
3.38%, 04/05/2040
(f)
160 156
3.58%, 04/05/2050
(f)
160 158
Martin Marietta Materials Inc
2.50%, 03/15/2030 160 161
Masco Corp
4.45%, 04/01/2025 300 340
Owens Corning
4.40%, 01/30/2048 300 312
Vulcan Materials Co
3.50%, 06/01/2030 295 321
$ 2,259
Chemicals - 0.30%
Air Products and Chemicals Inc
1.85%, 05/15/2027 80 84
2.80%, 05/15/2050 155 163
Albemarle Corp
5.45%, 12/01/2044 150 158
Dow Chemical Co/The
3.50%, 10/01/2024 5 5
3.63%, 05/15/2026 300 330
4.38%, 11/15/2042 230 257
4.80%, 05/15/2049 300 356
5.25%, 11/15/2041 30 36
9.40%, 05/15/2039 51 85

Schedule of Investments
Bond Market Index Account
June 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
DuPont de Nemours Inc
2.17%, 05/01/2023 $ 875 $ 892
5.42%, 11/15/2048 245 323
Eastman Chemical Co
4.80%, 09/01/2042 100 116
Ecolab Inc
4.35%, 12/08/2021 112 118
4.80%, 03/24/2030 160 203
5.50%, 12/08/2041 307 434
LYB International Finance II BV
3.50%, 03/02/2027 35 38
LYB International Finance III LLC
4.20%, 10/15/2049 125 135
LyondellBasell Industries NV
4.63%, 02/26/2055 20 22
5.75%, 04/15/2024 130 150
Mosaic Co/The
4.25%, 11/15/2023 496 521
Nutrien Ltd
1.90%, 05/13/2023 95 98
4.20%, 04/01/2029 600 696
4.90%, 06/01/2043 200 237
6.13%, 01/15/2041 250 321
Praxair Inc
2.20%, 08/15/2022 300 310
Sherwin-Williams Co/The
2.30%, 05/15/2030 160 163
2.95%, 08/15/2029 450 484
3.30%, 05/15/2050 160 162
3.80%, 08/15/2049 175 191
Westlake Chemical Corp
3.60%, 08/15/2026 350 370
$ 7,458
Commercial Mortgage Backed Securities - 1.82%
BANK 2018-BNK10
3.69%, 02/15/2061 1,850 2,098
CFCRE Commercial Mortgage Trust 2016-C4
3.28%, 05/10/2058 1,300 1,401
Citigroup Commercial Mortgage Trust
2016-GC36
3.62%, 02/10/2049 1,000 1,102
COMM 2013-CCRE8 Mortgage Trust
3.61%, 06/10/2046
(i)
500 530
COMM 2014-UBS3 Mortgage Trust
3.82%, 06/10/2047 500 539
COMM 2015-DC1 Mortgage Trust
3.35%, 02/10/2048 1,000 1,078
COMM 2015-LC19 Mortgage Trust
3.18%, 02/10/2048 1,000 1,073
COMM 2016-CR28 Mortgage Trust
3.76%, 02/10/2049 1,000 1,114
CSAIL 2016-C7 Commercial Mortgage Trust
3.31%, 11/15/2049 1,000 1,051
Fannie Mae-Aces
2.50%, 10/25/2026
(i)
1,000 1,079
2.53%, 09/25/2024 1,000 1,066
2.71%, 04/25/2023
(i)
140 145
2.80%, 06/25/2025
(i)
2,000 2,160
2.89%, 02/25/2027
(i)
1,100 1,206
2.96%, 02/25/2027
(i)
1,000 1,108
3.08%, 12/25/2027
(i)
1,000 1,121
3.22%, 08/25/2024
(i)
900 969
3.50%, 07/25/2028
(i)
2,025 2,330
Freddie Mac Multifamily Structured Pass
Through Certificates
2.67%, 03/25/2026 1,050 1,148
2.87%, 12/25/2021 488 500
3.02%, 02/25/2023 160 166
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Freddie Mac Multifamily Structured Pass Through
Certificates   (continued)
3.06%, 07/25/2023
(i)
$ 750 $ 801
3.06%, 12/25/2024 500 550
3.31%, 05/25/2023
(i)
810 869
3.32%, 02/25/2023 1,000 1,063
3.41%, 12/25/2026 1,500 1,720
3.53%, 10/25/2023
(i)
1,050 1,142
GS Mortgage Securities Trust 2012-GC6
3.48%, 01/10/2045 273 279
GS Mortgage Securities Trust 2012-GCJ9
2.77%, 11/10/2045 489 497
GS Mortgage Securities Trust 2014-GC18
3.80%, 01/10/2047 454 483
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 1,000 1,092
GS Mortgage Securities Trust 2017-GS5
3.47%, 03/10/2050 2,250 2,418
GS Mortgage Securities Trust 2018-GS9
3.99%, 03/10/2051
(i)
1,500 1,712
JPMBB Commercial Mortgage Securities Trust
2014-C22
3.80%, 09/15/2047 1,000 1,087
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C24
3.48%, 05/15/2048 1,000 1,084
Morgan Stanley Capital I Trust 2017-H1
3.26%, 06/15/2050 2,500 2,734
SG Commercial Mortgage Securities Trust
2016-C5
3.06%, 10/10/2048 1,000 1,054
UBS Commercial Mortgage Trust 2012-C1
3.40%, 05/10/2045 452 465
UBS-Barclays Commercial Mortgage Trust
2012-C3
3.09%, 08/10/2049 542 558
UBS-Barclays Commercial Mortgage Trust
2013-C6
3.24%, 04/10/2046 500 519
Wells Fargo Commercial Mortgage Trust
2012-LC5
2.92%, 10/15/2045 441 454
Wells Fargo Commercial Mortgage Trust
2015-C28
3.29%, 05/15/2048 1,664 1,764
WFRBS Commercial Mortgage Trust 2013-C14
2.98%, 06/15/2046 652 664
$ 45,993
Commercial Services - 0.25%
Automatic Data Processing Inc
3.38%, 09/15/2025 500 561
California Institute of Technology
4.32%, 08/01/2045 80 103
Global Payments Inc
2.65%, 02/15/2025 170 180
3.20%, 08/15/2029 170 182
4.15%, 08/15/2049 85 98
IHS Markit Ltd
3.63%, 05/01/2024 372 399
Leland Stanford Junior University/The
3.65%, 05/01/2048 287 366
Massachusetts Institute of Technology
3.89%, 07/01/2116 250 311
4.68%, 07/01/2114 250 365
PayPal Holdings Inc
1.35%, 06/01/2023 160 163
1.65%, 06/01/2025 160 165
2.20%, 09/26/2022 160 166

Schedule of Investments
Bond Market Index Account
June 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
PayPal Holdings Inc   (continued)
2.30%, 06/01/2030 $ 160 $ 167
2.40%, 10/01/2024 160 170
2.85%, 10/01/2029 160 174
President and Fellows of Harvard College
3.15%, 07/15/2046 350 403
S&P Global Inc
2.50%, 12/01/2029 120 130
3.25%, 12/01/2049 120 132
4.40%, 02/15/2026 160 188
University of Southern California
2.81%, 10/01/2050 645 691
5.25%, 10/01/2111 30 47
Verisk Analytics Inc
4.00%, 06/15/2025 500 565
William Marsh Rice University
3.57%, 05/15/2045 500 606
$ 6,332
Computers - 0.61%
Apple Inc
0.75%, 05/11/2023 435 440
1.13%, 05/11/2025 550 562
1.55%, 08/04/2021 30 30
1.65%, 05/11/2030 160 163
1.70%, 09/11/2022 195 201
2.15%, 02/09/2022 50 51
2.20%, 09/11/2029 165 177
2.40%, 01/13/2023 300 316
2.40%, 05/03/2023 330 349
2.50%, 02/09/2022 530 548
2.65%, 05/11/2050 160 168
2.85%, 02/23/2023 30 32
2.90%, 09/12/2027 230 258
2.95%, 09/11/2049 165 180
3.20%, 05/13/2025 445 496
3.20%, 05/11/2027 320 363
3.35%, 02/09/2027 535 609
3.45%, 02/09/2045 30 35
3.75%, 09/12/2047 115 138
3.75%, 11/13/2047 150 183
3.85%, 05/04/2043 300 371
4.65%, 02/23/2046 1,235 1,701
Dell International LLC / EMC Corp
6.02%, 06/15/2026
(f)
1,000 1,146
8.10%, 07/15/2036
(f)
255 336
8.35%, 07/15/2046
(f)
335 447
DXC Technology Co
4.75%, 04/15/2027 505 554
Hewlett Packard Enterprise Co
2.25%, 04/01/2023 165 170
4.45%, 10/02/2023 150 164
4.90%, 10/15/2025 300 346
6.20%, 10/15/2035 80 98
6.35%, 10/15/2045 195 239
HP Inc
2.20%, 06/17/2025 240 248
3.00%, 06/17/2027 240 252
6.00%, 09/15/2041 154 181
International Business Machines Corp
2.85%, 05/13/2022 400 418
3.30%, 05/15/2026 400 449
3.38%, 08/01/2023 335 363
3.50%, 05/15/2029 470 542
4.00%, 06/20/2042 35 42
4.15%, 05/15/2039 230 278
4.25%, 05/15/2049 340 433
4.70%, 02/19/2046 185 244
5.60%, 11/30/2039 92 130
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
International Business Machines Corp
(continued)
5.88%, 11/29/2032 $ 200 $ 283
6.22%, 08/01/2027 351 462
NetApp Inc
2.38%, 06/22/2027 160 162
$ 15,358
Consumer Products - 0.07%
Church & Dwight Co Inc
3.15%, 08/01/2027 300 331
3.95%, 08/01/2047 300 341
Clorox Co/The
1.80%, 05/15/2030 160 161
3.80%, 11/15/2021 128 133
Kimberly-Clark Corp
2.40%, 03/01/2022 257 265
2.75%, 02/15/2026 400 438
2.88%, 02/07/2050 160 174
$ 1,843
Cosmetics & Personal Care - 0.12%
Estee Lauder Cos Inc/The
2.00%, 12/01/2024 240 253
2.38%, 12/01/2029 240 257
Procter & Gamble Co/The
1.70%, 11/03/2021 30 31
2.30%, 02/06/2022 441 455
2.80%, 03/25/2027 660 734
3.10%, 08/15/2023 30 33
3.55%, 03/25/2040 160 192
Unilever Capital Corp
2.13%, 09/06/2029 115 121
2.20%, 05/05/2022 100 103
2.60%, 05/05/2024 510 546
5.90%, 11/15/2032 230 333
$ 3,058
Credit Card Asset Backed Securities - 0.18%
Capital One Multi-Asset Execution Trust
1.99%, 07/17/2023 1,000 1,003
2.43%, 01/15/2025 1,500 1,552
Citibank Credit Card Issuance Trust
2.19%, 11/20/2023 1,000 1,025
2.88%, 01/23/2023 500 507
Synchrony Credit Card Master Note Trust
2.97%, 03/15/2024 500 507
$ 4,594
Distribution & Wholesale - 0.01%
WW Grainger Inc
4.60%, 06/15/2045 250 315
Diversified Financial Services - 0.72%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
2.88%, 08/14/2024 1,035 972
3.88%, 01/23/2028 300 271
3.95%, 02/01/2022 650 650
5.00%, 10/01/2021 150 152
Air Lease Corp
2.25%, 01/15/2023 130 129
2.30%, 02/01/2025 265 254
3.25%, 03/01/2025 500 501
3.25%, 10/01/2029 95 90
Ally Financial Inc
8.00%, 11/01/2031 540 697
American Express Co
2.65%, 12/02/2022 400 419
4.05%, 12/03/2042 25 30
American Express Credit Corp
3.30%, 05/03/2027 30 34

Schedule of Investments
Bond Market Index Account
June 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Ameriprise Financial Inc
4.00%, 10/15/2023 $ 225 $ 249
BlackRock Inc
2.40%, 04/30/2030 125 135
3.38%, 06/01/2022 200 211
3.50%, 03/18/2024 500 554
Brookfield Finance Inc
3.90%, 01/25/2028 400 439
Brookfield Finance LLC
3.45%, 04/15/2050 160 153
Capital One Bank USA NA
3.38%, 02/15/2023 340 358
Capital One Financial Corp
3.20%, 02/05/2025 415 446
3.50%, 06/15/2023 114 122
3.75%, 04/24/2024 5 5
4.20%, 10/29/2025 30 33
4.75%, 07/15/2021 30 31
Charles Schwab Corp/The
3.45%, 02/13/2026 250 281
CME Group Inc
3.00%, 09/15/2022 25 26
3.00%, 03/15/2025 530 585
5.30%, 09/15/2043 200 293
Credit Suisse USA Inc
7.13%, 07/15/2032 300 453
Discover Financial Services
4.10%, 02/09/2027 500 547
GE Capital Funding LLC
3.45%, 05/15/2025
(f)
200 210
4.05%, 05/15/2027
(f)
200 211
GE Capital International Funding Co Unlimited
Co
4.42%, 11/15/2035 2,000 2,034
Intercontinental Exchange Inc
2.10%, 06/15/2030 160 164
3.75%, 12/01/2025 50 53
4.00%, 10/15/2023 550 610
4.25%, 09/21/2048 150 190
Jefferies Group LLC
6.50%, 01/20/2043 200 232
Jefferies Group LLC / Jefferies Group Capital
Finance Inc
4.15%, 01/23/2030 400 431
Mastercard Inc
2.00%, 03/03/2025 210 223
2.95%, 11/21/2026 500 562
3.35%, 03/26/2030 80 93
3.85%, 03/26/2050 160 199
Nasdaq Inc
4.25%, 06/01/2024 350 387
ORIX Corp
3.70%, 07/18/2027 300 334
Synchrony Financial
4.25%, 08/15/2024 800 840
4.50%, 07/23/2025 20 21
Visa Inc
1.90%, 04/15/2027 75 78
2.05%, 04/15/2030 155 162
2.70%, 04/15/2040 155 166
2.80%, 12/14/2022 20 21
3.15%, 12/14/2025 600 668
3.65%, 09/15/2047 85 103
4.15%, 12/14/2035 215 275
4.30%, 12/14/2045 375 495
Western Union Co/The
6.20%, 11/17/2036 200 227
$ 18,109
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric - 1.72%
AEP Texas Inc
2.10%, 07/01/2030
(h)
$ 165 $ 165
3.45%, 01/15/2050 55 59
AEP Transmission Co LLC
4.00%, 12/01/2046 600 720
Alabama Power Co
4.30%, 01/02/2046 400 490
Ameren Illinois Co
2.70%, 09/01/2022 300 312
3.25%, 03/15/2050 80 88
American Electric Power Co Inc
2.30%, 03/01/2030 160 161
Appalachian Power Co
3.30%, 06/01/2027 400 432
7.00%, 04/01/2038 120 179
Arizona Public Service Co
4.50%, 04/01/2042 77 94
Berkshire Hathaway Energy Co
3.80%, 07/15/2048 300 349
4.50%, 02/01/2045 250 316
5.15%, 11/15/2043 15 20
6.13%, 04/01/2036 156 225
CenterPoint Energy Houston Electric LLC
4.25%, 02/01/2049 300 381
CenterPoint Energy Inc
2.50%, 09/01/2024 90 95
2.95%, 03/01/2030 125 133
3.70%, 09/01/2049 90 97
CMS Energy Corp
3.45%, 08/15/2027 350 384
Commonwealth Edison Co
3.00%, 03/01/2050 160 169
4.00%, 03/01/2049 300 372
Connecticut Light and Power Co/The
3.20%, 03/15/2027 165 182
4.00%, 04/01/2048 500 610
Consolidated Edison Co of New York Inc
3.13%, 11/15/2027 300 334
3.70%, 11/15/2059 80 89
4.13%, 05/15/2049 300 365
4.20%, 03/15/2042 128 154
4.30%, 12/01/2056 230 275
5.85%, 03/15/2036 51 69
6.75%, 04/01/2038 125 185
Consumers Energy Co
2.50%, 05/01/2060 160 154
3.10%, 08/15/2050 245 273
Delmarva Power & Light Co
4.15%, 05/15/2045 350 423
Dominion Energy Inc
3.38%, 04/01/2030 155 171
4.70%, 12/01/2044 300 370
4.90%, 08/01/2041 77 96
5.95%, 06/15/2035 400 527
Dominion Energy South Carolina Inc
5.45%, 02/01/2041 77 107
DTE Electric Co
2.25%, 03/01/2030 160 168
2.63%, 03/01/2031 155 168
3.95%, 03/01/2049 500 608
DTE Energy Co
2.25%, 11/01/2022 155 160
Duke Energy Carolinas LLC
2.45%, 08/15/2029 225 242
2.50%, 03/15/2023 279 291
3.20%, 08/15/2049 450 502
4.00%, 09/30/2042 100 120
5.30%, 02/15/2040 512 709

Schedule of Investments
Bond Market Index Account
June 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Duke Energy Corp
1.80%, 09/01/2021 $ 45 $ 46
3.15%, 08/15/2027 15 17
3.75%, 09/01/2046 600 680
Duke Energy Florida LLC
1.75%, 06/15/2030 160 162
2.50%, 12/01/2029 330 357
3.40%, 10/01/2046 300 334
5.65%, 04/01/2040 25 35
6.40%, 06/15/2038 66 101
Duke Energy Indiana LLC
2.75%, 04/01/2050 160 161
6.12%, 10/15/2035 77 106
6.45%, 04/01/2039 300 445
Duke Energy Ohio Inc
2.13%, 06/01/2030 160 167
Duke Energy Progress LLC
4.15%, 12/01/2044 300 366
Emera US Finance LP
3.55%, 06/15/2026 25 28
4.75%, 06/15/2046 25 30
Entergy Texas Inc
4.00%, 03/30/2029 300 350
4.50%, 03/30/2039 300 371
Evergy Inc
2.45%, 09/15/2024 165 174
Evergy Kansas Central Inc
4.25%, 12/01/2045 500 617
Evergy Metro Inc
2.25%, 06/01/2030 160 167
Exelon Corp
3.95%, 06/15/2025 25 28
4.45%, 04/15/2046 20 24
Exelon Generation Co LLC
4.25%, 06/15/2022 500 530
5.60%, 06/15/2042 500 569
6.25%, 10/01/2039 349 414
FirstEnergy Corp
1.60%, 01/15/2026 250 252
2.25%, 09/01/2030 500 503
Florida Power & Light Co
3.15%, 10/01/2049 90 102
3.70%, 12/01/2047 200 240
5.69%, 03/01/2040 48 71
Georgia Power Co
2.20%, 09/15/2024 165 173
4.30%, 03/15/2042 228 265
Gulf Power Co
3.30%, 05/30/2027 400 444
Hydro-Quebec
8.05%, 07/07/2024 102 130
Iberdrola International BV
6.75%, 07/15/2036 128 178
Interstate Power and Light Co
2.30%, 06/01/2030 40 41
4.10%, 09/26/2028 300 347
Kentucky Utilities Co
3.30%, 06/01/2050 155 165
5.13%, 11/01/2040 250 327
MidAmerican Energy Co
3.15%, 04/15/2050 165 187
3.65%, 04/15/2029 300 358
4.25%, 07/15/2049 300 387
Mississippi Power Co
4.25%, 03/15/2042 100 118
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
National Rural Utilities Cooperative Finance Corp
2.40%, 04/25/2022 $ 300 $ 310
2.40%, 03/15/2030 105 112
3.05%, 02/15/2022 102 106
3.05%, 04/25/2027 300 328
3.25%, 11/01/2025 500 555
Nevada Power Co
2.40%, 05/01/2030 200 211
NextEra Energy Capital Holdings Inc
2.25%, 06/01/2030 650 669
2.40%, 09/01/2021 500 511
2.75%, 11/01/2029 115 124
5.65%, 05/01/2079
(g)
500 545
3 Month USD LIBOR + 3.16%
Northern States Power Co/MN
2.60%, 06/01/2051 160 163
2.90%, 03/01/2050 80 87
3.40%, 08/15/2042 100 113
5.35%, 11/01/2039 82 116
NorthWestern Corp
4.18%, 11/15/2044 300 354
Oncor Electric Delivery Co LLC
2.75%, 06/01/2024 300 325
3.10%, 09/15/2049 430 474
5.25%, 09/30/2040 51 70
Pacific Gas and Electric Co
2.10%, 08/01/2027 160 158
2.50%, 02/01/2031 320 313
3.30%, 08/01/2040 160 156
3.50%, 08/01/2050 160 155
PacifiCorp
2.70%, 09/15/2030 1,000 1,089
6.25%, 10/15/2037 92 134
PECO Energy Co
2.38%, 09/15/2022 100 104
2.80%, 06/15/2050 425 438
3.90%, 03/01/2048 200 243
PPL Capital Funding Inc
4.70%, 06/01/2043 100 114
PPL Electric Utilities Corp
3.00%, 10/01/2049 80 84
3.95%, 06/01/2047 300 364
Progress Energy Inc
3.15%, 04/01/2022 128 133
7.75%, 03/01/2031 136 196
Public Service Co of Colorado
2.25%, 09/15/2022 500 513
2.70%, 01/15/2051 495 507
3.70%, 06/15/2028 300 348
Public Service Electric and Gas Co
2.45%, 01/15/2030 160 171
3.00%, 05/15/2027 400 441
3.15%, 01/01/2050 160 176
3.25%, 09/01/2023 400 432
3.65%, 09/01/2042 200 231
Puget Sound Energy Inc
3.25%, 09/15/2049 60 64
5.80%, 03/15/2040 351 484
San Diego Gas & Electric Co
3.32%, 04/15/2050 155 168
Sempra Energy
2.90%, 02/01/2023 300 313
3.40%, 02/01/2028 300 328
3.80%, 02/01/2038 300 322
4.00%, 02/01/2048 400 442
6.00%, 10/15/2039 112 155

Schedule of Investments
Bond Market Index Account
June 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Southern California Edison Co
2.25%, 06/01/2030 $ 160 $ 162
2.85%, 08/01/2029 125 132
3.65%, 02/01/2050 315 346
4.00%, 04/01/2047 585 667
5.50%, 03/15/2040 102 133
5.95%, 02/01/2038 117 155
Southern Co/The
2.35%, 07/01/2021 520 529
3.25%, 07/01/2026 570 632
5.50%, 03/15/2057
(g)
400 406
3 Month USD LIBOR + 3.63%
Southern Power Co
5.25%, 07/15/2043 200 226
Southwestern Electric Power Co
3.85%, 02/01/2048 300 321
4.10%, 09/15/2028 400 455
6.20%, 03/15/2040 51 70
Tampa Electric Co
4.35%, 05/15/2044 200 245
Union Electric Co
3.50%, 04/15/2024 500 541
Virginia Electric and Power Co
2.75%, 03/15/2023 500 526
2.88%, 07/15/2029 90 99
3.15%, 01/15/2026 30 33
4.65%, 08/15/2043 250 318
6.00%, 05/15/2037 77 108
8.88%, 11/15/2038 10 18
WEC Energy Group Inc
3.55%, 06/15/2025 110 123
Wisconsin Electric Power Co
2.05%, 12/15/2024 65 68
Xcel Energy Inc
2.60%, 12/01/2029 115 123
$ 43,545
Electronics - 0.17%
Agilent Technologies Inc
2.10%, 06/04/2030 160 164
Allegion US Holding Co Inc
3.55%, 10/01/2027 500 524
Arrow Electronics Inc
4.50%, 03/01/2023 200 212
Fortive Corp
3.15%, 06/15/2026 535 586
Honeywell International Inc
1.35%, 06/01/2025 75 77
1.95%, 06/01/2030 310 324
2.15%, 08/08/2022 115 119
2.30%, 08/15/2024 365 388
2.50%, 11/01/2026 50 55
2.70%, 08/15/2029 85 94
2.80%, 06/01/2050 160 172
3.81%, 11/21/2047 77 95
Roper Technologies Inc
2.35%, 09/15/2024 110 116
2.80%, 12/15/2021 500 514
2.95%, 09/15/2029 95 104
3.13%, 11/15/2022 750 785
Tyco Electronics Group SA
7.13%, 10/01/2037 14 21
$ 4,350
Environmental Control - 0.08%
Republic Services Inc
2.30%, 03/01/2030 340 355
2.50%, 08/15/2024 215 229
2.90%, 07/01/2026 500 546
5.25%, 11/15/2021 200 212
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control (continued)
Waste Management Inc
3.90%, 03/01/2035 $ 200 $ 237
4.10%, 03/01/2045 210 251
4.15%, 07/15/2049 115 144
$ 1,974
Finance - Mortgage Loan/Banker - 1.03%
Fannie Mae
0.50%, 06/17/2025 370 370
1.38%, 10/07/2021 400 406
1.38%, 09/06/2022 300 307
2.00%, 01/05/2022 400 411
2.00%, 10/05/2022 500 519
2.13%, 04/24/2026 3,000 3,269
2.25%, 04/12/2022 250 259
2.38%, 01/19/2023 500 528
2.50%, 02/05/2024 500 539
2.63%, 01/11/2022 500 519
2.63%, 09/06/2024 750 821
5.63%, 07/15/2037 200 323
6.63%, 11/15/2030 602 933
7.13%, 01/15/2030 199 309
7.25%, 05/15/2030 280 444
Federal Home Loan Banks
1.13%, 07/14/2021 1,500 1,515
1.88%, 11/29/2021 250 256
2.13%, 06/09/2023 1,125 1,186
2.50%, 02/13/2024 2,000 2,159
3.00%, 10/12/2021 1,000 1,036
3.25%, 11/16/2028
(e)
2,500 2,979
5.50%, 07/15/2036 700 1,094
Freddie Mac
0.25%, 06/26/2023 1,125 1,123
2.38%, 01/13/2022 1,757 1,816
2.75%, 06/19/2023 1,625 1,747
6.25%, 07/15/2032 231 363
6.75%, 03/15/2031 577 908
$ 26,139
Food - 0.32%
Campbell Soup Co
4.15%, 03/15/2028 160 184
Conagra Brands Inc
3.20%, 01/25/2023 567 597
4.85%, 11/01/2028 205 246
5.30%, 11/01/2038 120 157
5.40%, 11/01/2048 120 166
General Mills Inc
2.60%, 10/12/2022 500 521
3.15%, 12/15/2021 77 79
3.70%, 10/17/2023 300 326
4.00%, 04/17/2025 300 339
Hershey Co/The
1.70%, 06/01/2030 160 163
3.38%, 08/15/2046 350 392
Kellogg Co
2.10%, 06/01/2030 160 162
2.65%, 12/01/2023 417 442
3.25%, 04/01/2026 500 557
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 30 41
Kroger Co/The
3.40%, 04/15/2022 154 161
3.70%, 08/01/2027 300 343
3.95%, 01/15/2050 175 201
4.45%, 02/01/2047 55 67
5.15%, 08/01/2043 300 382
5.40%, 07/15/2040 25 32

Schedule of Investments
Bond Market Index Account
June 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Mondelez International Inc
0.63%, 07/01/2022
(h),(j)
$ 165 $ 165
2.13%, 04/13/2023 85 88
3.63%, 05/07/2023 300 323
4.13%, 05/07/2028 300 356
Sysco Corp
2.40%, 02/15/2030 135 133
4.85%, 10/01/2045 250 290
5.38%, 09/21/2035 500 605
Tyson Foods Inc
4.55%, 06/02/2047 520 639
$ 8,157
Forest Products & Paper - 0.08%
Celulosa Arauco y Constitucion SA
4.50%, 08/01/2024 500 528
Georgia-Pacific LLC
7.75%, 11/15/2029 51 76
8.00%, 01/15/2024 228 285
International Paper Co
3.00%, 02/15/2027 35 38
4.40%, 08/15/2047 350 412
4.80%, 06/15/2044 300 358
7.30%, 11/15/2039 25 35
7.50%, 08/15/2021 46 49
Suzano Austria GmbH
5.00%, 01/15/2030 300 304
$ 2,085
Gas - 0.09%
Atmos Energy Corp
3.38%, 09/15/2049 165 185
4.13%, 10/15/2044 400 493
Dominion Energy Gas Holdings LLC
2.50%, 11/15/2024 155 164
4.80%, 11/01/2043 300 354
NiSource Inc
3.49%, 05/15/2027 20 23
3.60%, 05/01/2030 150 172
5.95%, 06/15/2041 525 721
Southern California Gas Co
2.55%, 02/01/2030 160 172
$ 2,284
Hand & Machine Tools - 0.02%
Stanley Black & Decker Inc
2.30%, 03/15/2030 160 166
2.90%, 11/01/2022 200 211
$ 377
Healthcare - Products - 0.24%
Abbott Laboratories
1.15%, 01/30/2028 250 251
1.40%, 06/30/2030 330 328
2.55%, 03/15/2022 35 36
3.75%, 11/30/2026 266 309
4.75%, 11/30/2036 40 54
4.90%, 11/30/2046 500 718
5.30%, 05/27/2040 200 290
Boston Scientific Corp
1.90%, 06/01/2025 160 166
2.65%, 06/01/2030 160 167
3.85%, 05/15/2025 270 304
4.70%, 03/01/2049 50 64
7.38%, 01/15/2040 51 79
DH Europe Finance II Sarl
2.05%, 11/15/2022 155 160
2.60%, 11/15/2029 155 165
3.25%, 11/15/2039 155 171
Koninklijke Philips NV
5.00%, 03/15/2042 128 165
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Medtronic Inc
3.15%, 03/15/2022 $ 220 $ 231
4.38%, 03/15/2035 15 20
Stryker Corp
3.50%, 03/15/2026 500 562
4.10%, 04/01/2043 200 237
4.63%, 03/15/2046 20 26
Thermo Fisher Scientific Inc
2.60%, 10/01/2029 160 173
2.95%, 09/19/2026 530 586
4.13%, 03/25/2025 160 182
Zimmer Biomet Holdings Inc
3.15%, 04/01/2022 500 519
$ 5,963
Healthcare - Services - 0.59%
Aetna Inc
2.80%, 06/15/2023 35 37
4.13%, 11/15/2042 100 112
6.63%, 06/15/2036 105 149
6.75%, 12/15/2037 112 160
Anthem Inc
2.88%, 09/15/2029 120 130
2.95%, 12/01/2022 300 316
3.13%, 05/15/2050 600 621
3.30%, 01/15/2023 325 346
3.65%, 12/01/2027 300 342
4.38%, 12/01/2047 300 373
4.63%, 05/15/2042 30 37
4.65%, 01/15/2043 115 144
Ascension Health
3.95%, 11/15/2046 500 625
Baylor Scott & White Holdings
3.97%, 11/15/2046 232 277
Children's Hospital Medical Center/Cincinnati
OH
4.27%, 05/15/2044 215 266
CommonSpirit Health
4.35%, 11/01/2042 200 208
Dignity Health
3.13%, 11/01/2022 500 517
HCA Inc
4.50%, 02/15/2027 800 892
5.25%, 06/15/2026 400 462
Humana Inc
3.13%, 08/15/2029 85 92
4.50%, 04/01/2025 160 182
4.95%, 10/01/2044 325 427
Kaiser Foundation Hospitals
3.27%, 11/01/2049 230 257
4.15%, 05/01/2047 470 610
Laboratory Corp of America Holdings
2.30%, 12/01/2024 310 326
2.95%, 12/01/2029 310 329
4.70%, 02/01/2045 115 140
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/2052 200 261
4.20%, 07/01/2055 250 327
Mount Sinai Hospitals Group Inc
3.98%, 07/01/2048 400 443
Partners Healthcare System Inc
3.19%, 07/01/2049 315 334
4.12%, 07/01/2055 300 378
Quest Diagnostics Inc
2.95%, 06/30/2030 155 164
UnitedHealth Group Inc
1.25%, 01/15/2026 160 163
2.00%, 05/15/2030 160 168
2.38%, 10/15/2022 500 523

Schedule of Investments
Bond Market Index Account
June 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
UnitedHealth Group Inc   (continued)
2.38%, 08/15/2024 $ 250 $ 267
2.75%, 05/15/2040 160 171
2.88%, 03/15/2022 180 186
2.88%, 08/15/2029 175 195
2.90%, 05/15/2050 160 169
3.45%, 01/15/2027 540 616
3.50%, 08/15/2039 200 233
3.70%, 08/15/2049 350 414
4.25%, 06/15/2048 165 211
4.38%, 03/15/2042 750 959
4.45%, 12/15/2048 120 157
4.63%, 07/15/2035 30 39
6.50%, 06/15/2037 77 117
$ 14,872
Insurance - 0.80%
Aflac Inc
3.63%, 11/15/2024 230 260
Allied World Assurance Co Holdings Ltd
4.35%, 10/29/2025 500 523
Allstate Corp/The
3.28%, 12/15/2026 500 569
5.55%, 05/09/2035 200 289
American International Group Inc
3.75%, 07/10/2025 20 22
3.88%, 01/15/2035 750 860
4.20%, 04/01/2028 190 215
4.38%, 01/15/2055 30 34
4.70%, 07/10/2035 750 914
4.80%, 07/10/2045 50 61
4.88%, 06/01/2022 280 302
Aon Corp
2.20%, 11/15/2022 660 684
2.80%, 05/15/2030 160 171
Arch Capital Finance LLC
5.03%, 12/15/2046 250 313
Arch Capital Group US Inc
5.14%, 11/01/2043 375 470
Athene Holding Ltd
4.13%, 01/12/2028 500 516
AXA SA
8.60%, 12/15/2030 38 55
Berkshire Hathaway Finance Corp
1.85%, 03/12/2030 80 82
4.20%, 08/15/2048 285 364
4.25%, 01/15/2049 400 513
4.30%, 05/15/2043 300 393
5.75%, 01/15/2040 115 174
Berkshire Hathaway Inc
2.75%, 03/15/2023 30 32
3.13%, 03/15/2026 350 392
3.40%, 01/31/2022 205 215
4.50%, 02/11/2043 25 34
Chubb Corp/The
6.50%, 05/15/2038 10 15
Chubb INA Holdings Inc
2.88%, 11/03/2022 500 525
3.35%, 05/03/2026 30 34
4.35%, 11/03/2045 25 33
6.70%, 05/15/2036 250 375
CNA Financial Corp
5.75%, 08/15/2021 77 81
Equitable Holdings Inc
4.35%, 04/20/2028 205 231
Hartford Financial Services Group Inc/The
3.60%, 08/19/2049 170 179
4.30%, 04/15/2043 250 288
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Lincoln National Corp
4.00%, 09/01/2023 $ 1,000 $ 1,089
4.35%, 03/01/2048 55 62
7.00%, 06/15/2040 47 67
Loews Corp
2.63%, 05/15/2023 200 211
4.13%, 05/15/2043 200 217
Manulife Financial Corp
5.38%, 03/04/2046 250 332
Marsh & McLennan Cos Inc
3.88%, 03/15/2024 500 553
4.38%, 03/15/2029 50 60
4.90%, 03/15/2049 400 540
MetLife Inc
3.00%, 03/01/2025 300 329
3.60%, 04/10/2024 250 277
4.37%, 09/15/2023 235 262
4.60%, 05/13/2046 225 286
4.88%, 11/13/2043 20 26
5.70%, 06/15/2035 164 236
6.40%, 12/15/2066 288 340
3 Month USD LIBOR + 2.21%
Progressive Corp/The
3.20%, 03/26/2030 160 182
3.75%, 08/23/2021 277 288
4.35%, 04/25/2044 200 254
Prudential Financial Inc
2.10%, 03/10/2030
(e)
160 163
3.50%, 05/15/2024 700 775
3.70%, 03/13/2051 130 143
3.91%, 12/07/2047 177 201
4.50%, 11/16/2021 128 135
5.20%, 03/15/2044
(g)
350 357
3 Month USD LIBOR + 3.04%
5.70%, 12/14/2036 25 34
5.70%, 09/15/2048
(g)
150 168
3 Month USD LIBOR + 2.67%
Reinsurance Group of America Inc
4.70%, 09/15/2023 200 219
Travelers Cos Inc/The
4.00%, 05/30/2047 400 492
6.25%, 06/15/2037 12 18
6.75%, 06/20/2036 51 77
Trinity Acquisition PLC
4.40%, 03/15/2026 500 570
Willis North America Inc
2.95%, 09/15/2029 55 58
3.60%, 05/15/2024 300 325
3.88%, 09/15/2049 165 182
XLIT Ltd
5.25%, 12/15/2043 400 536
$ 20,282
Internet - 0.33%
Alibaba Group Holding Ltd
3.13%, 11/28/2021 270 278
3.40%, 12/06/2027 325 361
3.60%, 11/28/2024 300 327
4.40%, 12/06/2057 305 392
Alphabet Inc
2.00%, 08/15/2026 30 32
3.38%, 02/25/2024 530 583
Amazon.com Inc
1.20%, 06/03/2027 465 472
1.50%, 06/03/2030 465 470
2.40%, 02/22/2023 370 389
2.50%, 11/29/2022 130 136
2.50%, 06/03/2050 465 477
3.15%, 08/22/2027 490 561

Schedule of Investments
Bond Market Index Account
June 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Amazon.com Inc   (continued)
3.80%, 12/05/2024 $ 20 $ 23
3.88%, 08/22/2037 340 421
4.05%, 08/22/2047 30 39
4.80%, 12/05/2034 30 41
4.95%, 12/05/2044 515 735
Baidu Inc
3.08%, 04/07/2025 200 210
3.50%, 11/28/2022 500 520
4.13%, 06/30/2025 500 549
eBay Inc
1.90%, 03/11/2025 160 165
2.60%, 07/15/2022 600 620
3.45%, 08/01/2024 30 33
3.80%, 03/09/2022 500 525
4.00%, 07/15/2042 100 109
$ 8,468
Iron & Steel - 0.07%
Nucor Corp
2.00%, 06/01/2025 155 161
4.00%, 08/01/2023 500 543
Steel Dynamics Inc
2.40%, 06/15/2025 40 41
2.80%, 12/15/2024 80 83
Vale Overseas Ltd
6.25%, 08/10/2026 400 471
6.88%, 11/21/2036 317 414
8.25%, 01/17/2034 38 53
$ 1,766
Lodging - 0.04%
Las Vegas Sands Corp
3.20%, 08/08/2024 170 169
3.50%, 08/18/2026 85 85
3.90%, 08/08/2029 170 168
Marriott International Inc/MD
3.13%, 10/15/2021 500 501
Sands China Ltd
4.60%, 08/08/2023 200 210
$ 1,133
Machinery - Construction & Mining - 0.10%
ABB Finance USA Inc
2.88%, 05/08/2022 100 104
Caterpillar Financial Services Corp
1.70%, 08/09/2021 380 385
1.90%, 09/06/2022 815 841
1.93%, 10/01/2021 190 194
1.95%, 11/18/2022 265 274
Caterpillar Inc
2.60%, 04/09/2030 150 163
3.25%, 09/19/2049 160 177
3.40%, 05/15/2024 30 33
3.80%, 08/15/2042 105 125
6.05%, 08/15/2036 132 189
$ 2,485
Machinery - Diversified - 0.14%
Deere & Co
2.88%, 09/07/2049 165 176
3.10%, 04/15/2030 160 181
3.90%, 06/09/2042 30 37
5.38%, 10/16/2029 500 651
Dover Corp
5.38%, 03/01/2041 77 99
John Deere Capital Corp
0.70%, 07/05/2023 160 161
1.20%, 04/06/2023 120 122
1.95%, 06/13/2022 375 386
2.05%, 01/09/2025
(e)
160 169
2.80%, 03/06/2023 20 21
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
John Deere Capital Corp   (continued)
2.80%, 07/18/2029 $ 385 $ 427
3.90%, 07/12/2021 500 518
Otis Worldwide Corp
2.06%, 04/05/2025
(f)
160 168
2.57%, 02/15/2030
(f)
160 168
3.36%, 02/15/2050
(f)
160 169
$ 3,453
Media - 0.89%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.80%, 04/01/2031 405 410
3.70%, 04/01/2051 405 397
4.46%, 07/23/2022 340 363
4.80%, 03/01/2050 545 603
5.75%, 04/01/2048 605 753
6.48%, 10/23/2045 435 575
Comcast Corp
2.35%, 01/15/2027 60 64
2.65%, 02/01/2030 125 136
2.75%, 03/01/2023 115 122
2.85%, 01/15/2023 100 107
3.10%, 04/01/2025 160 176
3.13%, 07/15/2022 30 32
3.15%, 03/01/2026 30 34
3.25%, 11/01/2039 245 272
3.38%, 08/15/2025 525 585
3.40%, 07/15/2046 20 22
3.45%, 02/01/2050 485 556
3.55%, 05/01/2028 125 144
3.75%, 04/01/2040 860 1,007
3.90%, 03/01/2038 150 178
4.00%, 08/15/2047 30 36
4.00%, 03/01/2048 400 486
4.00%, 11/01/2049 20 24
4.15%, 10/15/2028 500 599
4.25%, 01/15/2033 120 147
4.60%, 10/15/2038 485 617
4.60%, 08/15/2045 500 643
4.65%, 07/15/2042 1,615 2,080
4.75%, 03/01/2044 45 59
5.65%, 06/15/2035 20 28
6.45%, 03/15/2037 85 126
6.95%, 08/15/2037 274 426
7.05%, 03/15/2033 15 23
Discovery Communications LLC
3.63%, 05/15/2030 180 197
3.95%, 03/20/2028 500 559
4.88%, 04/01/2043 25 29
6.35%, 06/01/2040 73 98
Fox Corp
3.05%, 04/07/2025 40 43
5.58%, 01/25/2049 500 696
Grupo Televisa SAB
4.63%, 01/30/2026 500 546
NBCUniversal Media LLC
4.45%, 01/15/2043 15 19
6.40%, 04/30/2040 251 379
Thomson Reuters Corp
5.85%, 04/15/2040 25 31
Time Warner Cable LLC
4.00%, 09/01/2021 190 195
5.50%, 09/01/2041 340 410
5.88%, 11/15/2040 20 25
6.55%, 05/01/2037 176 232
6.75%, 06/15/2039 77 102
7.30%, 07/01/2038 300 413

Schedule of Investments
Bond Market Index Account
June 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Time Warner Entertainment Co LP
8.38%, 07/15/2033 $ 95 $ 143
TWDC Enterprises 18 Corp
2.75%, 08/16/2021 102 104
3.70%, 12/01/2042 100 111
7.00%, 03/01/2032 51 75
ViacomCBS Inc
4.00%, 01/15/2026 515 577
4.20%, 05/19/2032 200 225
4.38%, 03/15/2043 435 455
4.85%, 07/01/2042 200 212
6.88%, 04/30/2036 181 245
7.88%, 07/30/2030 178 257
Walt Disney Co/The
1.75%, 08/30/2024 325 337
1.75%, 01/13/2026 635 653
2.00%, 09/01/2029 245 250
2.20%, 01/13/2028 160 167
2.65%, 01/13/2031 395 419
2.75%, 09/01/2049 325 316
3.35%, 03/24/2025 120 133
3.50%, 05/13/2040 160 175
3.60%, 01/13/2051 160 178
3.70%, 03/23/2027 120 138
4.63%, 03/23/2040 240 300
4.75%, 11/15/2046 230 299
4.95%, 10/15/2045 350 450
6.20%, 12/15/2034 154 223
6.40%, 12/15/2035 98 147
$ 22,393
Metal Fabrication & Hardware - 0.02%
Precision Castparts Corp
2.50%, 01/15/2023 100 105
3.25%, 06/15/2025 25 28
4.38%, 06/15/2045 250 302
$ 435
Mining - 0.10%
Barrick Gold Corp
5.25%, 04/01/2042 20 26
Barrick North America Finance LLC
5.75%, 05/01/2043 355 502
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 90 121
BHP Billiton Finance USA Ltd
5.00%, 09/30/2043 270 373
Newmont Corp
2.25%, 10/01/2030 110 112
4.88%, 03/15/2042 20 26
Rio Tinto Alcan Inc
6.13%, 12/15/2033 77 111
Rio Tinto Finance USA PLC
4.75%, 03/22/2042 328 440
Southern Copper Corp
5.88%, 04/23/2045 350 446
6.75%, 04/16/2040 258 349
Teck Resources Ltd
3.90%, 07/15/2030
(f)
120 120
$ 2,626
Miscellaneous Manufacturers - 0.23%
3M Co
1.63%, 09/19/2021 500 507
1.75%, 02/14/2023 65 67
2.00%, 02/14/2025 130 137
2.38%, 08/26/2029 500 540
3.25%, 08/26/2049 400 445
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers (continued)
Eaton Corp
2.75%, 11/02/2022 $ 100 $ 105
4.00%, 11/02/2032 100 118
4.15%, 11/02/2042 50 59
General Electric Co
3.10%, 01/09/2023 35 37
3.45%, 05/01/2027 75 77
3.63%, 05/01/2030 240 240
4.13%, 10/09/2042 26 25
4.25%, 05/01/2040 75 75
4.35%, 05/01/2050 295 292
6.15%, 08/07/2037 155 181
6.75%, 03/15/2032 896 1,090
Illinois Tool Works Inc
2.65%, 11/15/2026 500 552
3.50%, 03/01/2024 350 383
Parker-Hannifin Corp
3.50%, 09/15/2022 577 608
Trane Technologies Luxembourg Finance SA
4.65%, 11/01/2044 300 356
$ 5,894
Oil & Gas - 1.13%
BP Capital Markets America Inc
2.94%, 04/06/2023 135 143
3.00%, 02/24/2050 160 157
3.19%, 04/06/2025 275 300
3.22%, 04/14/2024 420 452
3.54%, 04/06/2027 275 305
3.59%, 04/14/2027 30 33
BP Capital Markets PLC
3.06%, 03/17/2022 315 328
3.28%, 09/19/2027 175 190
3.56%, 11/01/2021 200 208
3.72%, 11/28/2028 40 45
3.81%, 02/10/2024 400 440
Canadian Natural Resources Ltd
2.95%, 01/15/2023 30 31
3.85%, 06/01/2027 655 702
4.95%, 06/01/2047 20 22
Chevron Corp
1.14%, 05/11/2023 85 86
1.55%, 05/11/2025 85 87
2.00%, 05/11/2027 160 168
2.24%, 05/11/2030 160 168
2.36%, 12/05/2022 325 338
2.41%, 03/03/2022 500 515
2.95%, 05/16/2026 355 393
2.98%, 05/11/2040 40 43
3.08%, 05/11/2050 160 170
CNOOC Finance 2013 Ltd
2.88%, 09/30/2029 200 212
4.25%, 05/09/2043 100 119
CNOOC Finance 2014 ULC
4.25%, 04/30/2024 500 551
Concho Resources Inc
4.30%, 08/15/2028 300 329
4.88%, 10/01/2047 120 135
Conoco Funding Co
7.25%, 10/15/2031 200 289
ConocoPhillips
6.50%, 02/01/2039 169 246
ConocoPhillips Co
4.30%, 11/15/2044 420 512
6.95%, 04/15/2029 202 282
Devon Energy Corp
5.00%, 06/15/2045 10 9
5.60%, 07/15/2041 425 415

Schedule of Investments
Bond Market Index Account
June 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Diamondback Energy Inc
2.88%, 12/01/2024 $ 155 $ 155
3.25%, 12/01/2026 155 156
Ecopetrol SA
5.88%, 09/18/2023 400 428
5.88%, 05/28/2045 400 420
EOG Resources Inc
2.63%, 03/15/2023 200 210
4.15%, 01/15/2026 350 403
Equinor ASA
1.75%, 01/22/2026 160 164
2.45%, 01/17/2023 30 31
2.65%, 01/15/2024 400 426
2.88%, 04/06/2025 145 156
3.00%, 04/06/2027 645 709
3.15%, 01/23/2022 102 106
3.25%, 11/18/2049 220 234
3.63%, 04/06/2040 145 163
5.10%, 08/17/2040 263 355
Exxon Mobil Corp
1.57%, 04/15/2023 230 236
1.90%, 08/16/2022 500 516
2.28%, 08/16/2026 500 533
2.44%, 08/16/2029 150 159
2.61%, 10/15/2030 305 327
2.99%, 03/19/2025 305 331
3.00%, 08/16/2039 150 158
3.10%, 08/16/2049 450 468
3.45%, 04/15/2051 155 172
4.23%, 03/19/2040 305 366
Hess Corp
5.60%, 02/15/2041 51 54
7.13%, 03/15/2033 221 258
7.30%, 08/15/2031 25 29
HollyFrontier Corp
5.88%, 04/01/2026 475 521
Marathon Oil Corp
2.80%, 11/01/2022 10 10
3.85%, 06/01/2025
(e)
505 509
6.60%, 10/01/2037 223 231
Marathon Petroleum Corp
3.63%, 09/15/2024 400 427
5.00%, 09/15/2054 200 205
5.13%, 12/15/2026 300 345
Newfield Exploration Co
5.63%, 07/01/2024 500 478
Nexen Inc
5.88%, 03/10/2035 340 471
6.40%, 05/15/2037 157 222
7.50%, 07/30/2039 15 24
Noble Energy Inc
3.25%, 10/15/2029 325 296
5.05%, 11/15/2044 25 23
5.25%, 11/15/2043 350 326
6.00%, 03/01/2041 102 99
Phillips 66
2.15%, 12/15/2030 410 398
3.85%, 04/09/2025 490 543
5.88%, 05/01/2042 128 173
Shell International Finance BV
1.75%, 09/12/2021 65 66
2.00%, 11/07/2024 155 162
2.38%, 08/21/2022 130 136
2.38%, 04/06/2025 430 456
2.38%, 11/07/2029 155 164
2.50%, 09/12/2026 330 355
2.75%, 04/06/2030 430 466
3.13%, 11/07/2049 155 163
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Shell International Finance BV   (continued)
3.25%, 04/06/2050 $ 430 $ 457
3.63%, 08/21/2042 100 109
4.00%, 05/10/2046 245 286
4.38%, 05/11/2045 490 603
4.55%, 08/12/2043 35 44
5.50%, 03/25/2040 25 35
6.38%, 12/15/2038 43 64
Suncor Energy Inc
2.80%, 05/15/2023 160 167
4.00%, 11/15/2047 90 93
5.95%, 05/15/2035 400 474
6.50%, 06/15/2038 428 540
6.80%, 05/15/2038 12 16
6.85%, 06/01/2039 5 7
Total Capital International SA
2.43%, 01/10/2025 85 90
2.83%, 01/10/2030 85 92
2.88%, 02/17/2022 128 133
2.99%, 06/29/2041 370 378
3.13%, 05/29/2050 160 164
3.39%, 06/29/2060 370 379
3.46%, 07/12/2049 85 92
Valero Energy Corp
3.65%, 03/15/2025 500 543
6.63%, 06/15/2037 234 311
7.50%, 04/15/2032 15 21
$ 28,513
Oil & Gas Services - 0.09%
Baker Hughes a GE Co LLC / Baker Hughes Co-
Obligor Inc
2.77%, 12/15/2022 155 161
3.14%, 11/07/2029 155 162
3.34%, 12/15/2027 165 176
4.08%, 12/15/2047 170 177
Halliburton Co
3.25%, 11/15/2021 651 665
3.80%, 11/15/2025 62 67
4.50%, 11/15/2041 51 49
4.85%, 11/15/2035 275 289
7.45%, 09/15/2039 10 13
National Oilwell Varco Inc
2.60%, 12/01/2022 144 145
3.60%, 12/01/2029 155 152
3.95%, 12/01/2042 200 167
$ 2,223
Packaging & Containers - 0.05%
Packaging Corp of America
3.00%, 12/15/2029 310 336
4.05%, 12/15/2049 155 185
WestRock RKT LLC
4.00%, 03/01/2023 500 533
WRKCo Inc
3.00%, 06/15/2033 80 83
$ 1,137
Pharmaceuticals - 1.79%
AbbVie Inc
2.15%, 11/19/2021
(f)
310 316
2.30%, 11/21/2022
(f)
310 321
2.60%, 11/21/2024
(f)
465 494
2.90%, 11/06/2022 200 210
2.95%, 11/21/2026
(f)
310 337
3.20%, 05/14/2026 335 368
3.20%, 11/21/2029
(f)
775 853
3.25%, 10/01/2022
(f)
180 189
3.38%, 11/14/2021 350 363
3.45%, 03/15/2022
(f)
30 31
3.75%, 11/14/2023 350 380

Schedule of Investments
Bond Market Index Account
June 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
AbbVie Inc   (continued)
3.80%, 03/15/2025
(f)
$ 330 $ 366
3.85%, 06/15/2024
(f)
445 488
4.05%, 11/21/2039
(f)
385 450
4.25%, 11/14/2028 220 257
4.25%, 11/21/2049
(f)
620 752
4.30%, 05/14/2036 170 196
4.40%, 11/06/2042 200 239
4.45%, 05/14/2046 280 342
4.50%, 05/14/2035 300 361
4.63%, 10/01/2042
(f)
100 122
4.70%, 05/14/2045 330 415
4.75%, 03/15/2045
(f)
235 292
4.88%, 11/14/2048 210 276
AmerisourceBergen Corp
3.40%, 05/15/2024 250 270
AstraZeneca PLC
2.38%, 06/12/2022 20 21
3.38%, 11/16/2025 905 1,017
4.00%, 09/18/2042 125 153
4.38%, 11/16/2045 185 241
4.38%, 08/17/2048 90 120
6.45%, 09/15/2037 164 249
Becton Dickinson and Co
2.82%, 05/20/2030 160 169
2.89%, 06/06/2022 50 52
3.36%, 06/06/2024 20 22
3.70%, 06/06/2027 500 559
3.73%, 12/15/2024 194 214
4.67%, 06/06/2047 35 43
4.69%, 12/15/2044 196 241
Bristol-Myers Squibb Co
2.60%, 05/16/2022
(f)
500 520
2.90%, 07/26/2024
(f)
610 660
3.25%, 08/15/2022
(f)
25 26
3.25%, 02/20/2023
(f)
400 426
3.25%, 08/01/2042 300 336
3.40%, 07/26/2029
(f)
540 629
3.55%, 08/15/2022
(f)
20 21
3.90%, 02/20/2028
(f)
185 218
4.13%, 06/15/2039
(f)
230 293
4.25%, 10/26/2049
(f)
430 567
4.35%, 11/15/2047
(f)
150 198
4.55%, 02/20/2048
(f)
185 251
4.63%, 05/15/2044
(f)
355 472
5.00%, 08/15/2045
(f)
30 42
Cardinal Health Inc
2.62%, 06/15/2022 250 258
3.08%, 06/15/2024 50 53
3.20%, 03/15/2023 200 211
3.41%, 06/15/2027 200 224
4.60%, 03/15/2043 100 110
Cigna Corp
2.40%, 03/15/2030 160 166
3.20%, 03/15/2040 160 169
3.40%, 09/17/2021 400 413
4.13%, 11/15/2025 270 310
4.38%, 10/15/2028 750 888
4.80%, 08/15/2038 400 507
4.80%, 07/15/2046
(f)
25 31
4.90%, 12/15/2048 360 474
6.13%, 11/15/2041
(f)
16 23
CVS Health Corp
2.63%, 08/15/2024 420 448
3.00%, 08/15/2026 375 410
3.25%, 08/15/2029 170 188
3.50%, 07/20/2022 1,000 1,053
4.00%, 12/05/2023 70 77
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
CVS Health Corp   (continued)
4.10%, 03/25/2025 $ 1,000 $ 1,131
4.30%, 03/25/2028 1,000 1,170
4.78%, 03/25/2038 485 603
5.05%, 03/25/2048 980 1,284
5.13%, 07/20/2045 370 477
5.30%, 12/05/2043 25 33
Eli Lilly and Co
2.25%, 05/15/2050 390 374
3.95%, 03/15/2049 400 508
GlaxoSmithKline Capital Inc
3.63%, 05/15/2025 600 678
3.88%, 05/15/2028 545 642
5.38%, 04/15/2034 500 683
GlaxoSmithKline Capital PLC
2.85%, 05/08/2022 143 149
Johnson & Johnson
2.45%, 03/01/2026 30 33
3.50%, 01/15/2048 90 112
3.63%, 03/03/2037 20 24
3.70%, 03/01/2046 225 281
3.75%, 03/03/2047 30 38
4.95%, 05/15/2033 201 276
McKesson Corp
4.88%, 03/15/2044 150 181
Mead Johnson Nutrition Co
4.60%, 06/01/2044 250 318
Merck & Co Inc
0.75%, 02/24/2026 80 80
1.45%, 06/24/2030 365 365
2.35%, 02/10/2022 800 825
2.35%, 06/24/2040 285 290
2.75%, 02/10/2025 385 418
2.80%, 05/18/2023 230 245
3.60%, 09/15/2042 100 119
3.70%, 02/10/2045 10 12
3.90%, 03/07/2039 115 139
4.00%, 03/07/2049 170 218
4.15%, 05/18/2043 200 257
Mylan NV
3.95%, 06/15/2026 595 665
5.25%, 06/15/2046 170 211
Novartis Capital Corp
1.75%, 02/14/2025 325 340
2.00%, 02/14/2027 325 344
2.20%, 08/14/2030 160 169
2.75%, 08/14/2050 160 169
3.00%, 11/20/2025 500 555
4.40%, 05/06/2044 350 467
Pfizer Inc
0.80%, 05/28/2025 445 445
1.70%, 05/28/2030 195 198
2.55%, 05/28/2040 450 466
2.63%, 04/01/2030 160 176
2.70%, 05/28/2050 190 197
3.00%, 06/15/2023 530 568
3.45%, 03/15/2029 210 245
4.00%, 03/15/2049 140 179
4.40%, 05/15/2044 30 39
5.60%, 09/15/2040 380 553
7.20%, 03/15/2039 176 298
Sanofi
3.38%, 06/19/2023 400 433
3.63%, 06/19/2028 400 470
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/2021 500 510
3.20%, 09/23/2026 525 583

Schedule of Investments
Bond Market Index Account
June 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/2030
(h)
$ 405 $ 405
3.18%, 07/09/2050
(h)
405 404
Upjohn Inc
1.13%, 06/22/2022
(f)
80 80
2.30%, 06/22/2027
(f)
120 124
2.70%, 06/22/2030
(f)
160 164
3.85%, 06/22/2040
(f)
120 129
4.00%, 06/22/2050
(f)
160 170
Wyeth LLC
5.95%, 04/01/2037 91 133
6.50%, 02/01/2034 144 224
Zoetis Inc
2.00%, 05/15/2030 350 360
3.00%, 05/15/2050 175 180
3.25%, 02/01/2023 100 106
3.95%, 09/12/2047 5 6
$ 45,189
Pipelines - 0.83%
Boardwalk Pipelines LP
3.38%, 02/01/2023 200 201
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029
(f)
310 316
Columbia Pipeline Group Inc
5.80%, 06/01/2045 250 305
Enable Midstream Partners LP
5.00%, 05/15/2044 500 400
Enbridge Energy Partners LP
7.38%, 10/15/2045 100 143
Enbridge Inc
2.50%, 01/15/2025 155 161
3.13%, 11/15/2029 155 162
5.50%, 12/01/2046 30 39
Energy Transfer Operating LP
2.90%, 05/15/2025 315 322
3.60%, 02/01/2023 15 16
3.75%, 05/15/2030 160 159
4.75%, 01/15/2026 50 54
5.20%, 02/01/2022 102 107
5.25%, 04/15/2029 400 438
5.30%, 04/15/2047 15 15
5.95%, 10/01/2043 350 359
6.13%, 12/15/2045 525 541
6.25%, 04/15/2049 500 530
6.50%, 02/01/2042 402 435
Enterprise Products Operating LLC
2.80%, 01/31/2030 120 125
3.35%, 03/15/2023 300 318
3.70%, 02/15/2026 525 590
3.70%, 01/31/2051 250 262
3.75%, 02/15/2025 500 553
3.90%, 02/15/2024 250 274
4.25%, 02/15/2048 155 171
4.85%, 08/15/2042 300 346
4.85%, 03/15/2044 430 498
4.90%, 05/15/2046 400 468
6.13%, 10/15/2039 123 156
6.45%, 09/01/2040 177 235
6.88%, 03/01/2033 15 20
Kinder Morgan Energy Partners LP
3.50%, 09/01/2023 200 213
4.15%, 03/01/2022 300 315
4.70%, 11/01/2042 200 216
5.00%, 03/01/2043 100 111
5.40%, 09/01/2044 400 480
6.38%, 03/01/2041 128 157
6.50%, 09/01/2039 112 141
6.95%, 01/15/2038 112 150
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Kinder Morgan Energy Partners LP   (continued)
7.40%, 03/15/2031 $ 177 $ 230
Kinder Morgan Inc
3.15%, 01/15/2023 500 524
4.30%, 06/01/2025 55 62
5.05%, 02/15/2046 15 17
5.55%, 06/01/2045 50 61
MPLX LP
4.13%, 03/01/2027 425 453
4.25%, 12/01/2027 400 434
4.50%, 07/15/2023 30 32
4.50%, 04/15/2038 220 220
4.70%, 04/15/2048 185 186
4.88%, 12/01/2024 30 33
4.90%, 04/15/2058 60 60
5.20%, 03/01/2047 330 347
5.20%, 12/01/2047 200 206
5.50%, 02/15/2049 170 188
ONEOK Inc
2.20%, 09/15/2025 160 157
2.75%, 09/01/2024 175 177
3.40%, 09/01/2029 100 97
4.25%, 02/01/2022 300 310
4.45%, 09/01/2049 500 464
ONEOK Partners LP
5.00%, 09/15/2023 250 270
Plains All American Pipeline LP / PAA Finance
Corp
2.85%, 01/31/2023 200 202
3.65%, 06/01/2022 128 131
4.30%, 01/31/2043 200 174
4.65%, 10/15/2025 15 16
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 360 403
5.63%, 03/01/2025 390 446
5.75%, 05/15/2024 300 338
5.88%, 06/30/2026 345 405
Spectra Energy Partners LP
5.95%, 09/25/2043 200 251
Sunoco Logistics Partners Operations LP
3.45%, 01/15/2023 200 207
4.95%, 01/15/2043 200 182
5.35%, 05/15/2045 15 15
Texas Eastern Transmission LP
7.00%, 07/15/2032 100 134
TransCanada PipeLines Ltd
4.25%, 05/15/2028 300 343
4.75%, 05/15/2038 300 353
4.88%, 05/15/2048 420 521
5.60%, 03/31/2034 300 376
6.10%, 06/01/2040 25 33
7.25%, 08/15/2038 51 74
Williams Cos Inc/The
3.35%, 08/15/2022 15 16
3.75%, 06/15/2027 400 428
3.90%, 01/15/2025 350 383
5.10%, 09/15/2045 180 198
6.30%, 04/15/2040 343 413
$ 21,072
Private Equity - 0.01%
Brookfield Asset Management Inc
4.00%, 01/15/2025 300 330
Regional Authority - 0.31%
Province of Alberta Canada
1.00%, 05/20/2025 555 560
3.30%, 03/15/2028 850 986

Schedule of Investments
Bond Market Index Account
June 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Regional Authority (continued)
Province of British Columbia Canada
2.00%, 10/23/2022 $ 450 $ 467
2.65%, 09/22/2021 77 79
6.50%, 01/15/2026 18 23
Province of Manitoba Canada
3.05%, 05/14/2024 500 545
Province of Ontario Canada
1.75%, 01/24/2023 2,015 2,080
2.50%, 09/10/2021 500 512
3.20%, 05/16/2024 250 275
3.40%, 10/17/2023 305 334
Province of Quebec Canada
1.35%, 05/28/2030 310 315
1.50%, 02/11/2025 295 306
2.63%, 02/13/2023 1,000 1,056
2.75%, 08/25/2021 231 237
7.50%, 09/15/2029 64 99
$ 7,874
REITs - 0.81%
Alexandria Real Estate Equities Inc
2.75%, 12/15/2029 80 85
3.38%, 08/15/2031 115 128
4.00%, 01/15/2024 250 276
4.00%, 02/01/2050 85 104
4.90%, 12/15/2030 80 100
American Campus Communities Operating
Partnership LP
2.85%, 02/01/2030 155 150
3.63%, 11/15/2027 300 308
American Tower Corp
1.30%, 09/15/2025 80 80
2.90%, 01/15/2030 160 171
3.38%, 10/15/2026 500 556
3.50%, 01/31/2023 530 566
3.70%, 10/15/2049 165 179
4.70%, 03/15/2022 278 297
AvalonBay Communities Inc
2.30%, 03/01/2030 160 168
4.20%, 12/15/2023 400 440
Boston Properties LP
2.75%, 10/01/2026 550 589
Brixmor Operating Partnership LP
3.85%, 02/01/2025 300 310
CC Holdings GS V LLC / Crown Castle GS III
Corp
3.85%, 04/15/2023 20 22
Crown Castle International Corp
1.35%, 07/15/2025 370 373
3.10%, 11/15/2029 150 161
3.20%, 09/01/2024 400 434
3.25%, 01/15/2051 370 374
3.30%, 07/01/2030 155 170
4.00%, 11/15/2049 110 123
5.25%, 01/15/2023 30 33
Digital Realty Trust LP
4.45%, 07/15/2028 250 300
Duke Realty LP
1.75%, 07/01/2030 160 159
2.88%, 11/15/2029 75 82
4.00%, 09/15/2028 400 469
Equinix Inc
1.25%, 07/15/2025 160 160
1.80%, 07/15/2027 160 160
2.63%, 11/18/2024 155 165
3.20%, 11/18/2029 260 283
ERP Operating LP
2.50%, 02/15/2030 125 134
4.63%, 12/15/2021 500 524
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Essex Portfolio LP
3.00%, 01/15/2030 $ 170 $ 185
4.00%, 03/01/2029 300 349
4.50%, 03/15/2048 300 377
Federal Realty Investment Trust
4.50%, 12/01/2044 250 281
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 170 169
5.38%, 04/15/2026 300 328
Healthpeak Properties Inc
3.00%, 01/15/2030 150 157
3.40%, 02/01/2025 300 323
4.20%, 03/01/2024 250 272
6.75%, 02/01/2041 300 420
Kimco Realty Corp
3.70%, 10/01/2049 330 305
Mid-America Apartments LP
4.00%, 11/15/2025 500 555
National Retail Properties Inc
4.80%, 10/15/2048 200 214
Office Properties Income Trust
4.00%, 07/15/2022 400 398
Omega Healthcare Investors Inc
4.50%, 01/15/2025 300 309
4.95%, 04/01/2024 750 790
Prologis LP
2.13%, 04/15/2027 145 153
2.25%, 04/15/2030 140 147
3.00%, 04/15/2050 110 116
3.88%, 09/15/2028 250 296
Realty Income Corp
4.65%, 08/01/2023 250 276
Simon Property Group LP
2.00%, 09/13/2024 915 939
2.45%, 09/13/2029 140 138
3.25%, 11/30/2026 500 540
3.25%, 09/13/2049 140 131
4.25%, 11/30/2046 130 141
6.75%, 02/01/2040 25 35
SL Green Operating Partnership LP
3.25%, 10/15/2022 300 299
UDR Inc
3.20%, 01/15/2030 165 180
4.00%, 10/01/2025 200 223
Ventas Realty LP
3.00%, 01/15/2030 200 198
3.50%, 04/15/2024 300 312
5.70%, 09/30/2043 300 339
VEREIT Operating Partnership LP
3.10%, 12/15/2029 375 361
Welltower Inc
3.63%, 03/15/2024 600 641
3.75%, 03/15/2023 200 212
4.13%, 03/15/2029 300 334
Weyerhaeuser Co
7.38%, 03/15/2032 300 415
$ 20,491
Retail - 0.81%
AutoZone Inc
3.75%, 06/01/2027 250 280
Costco Wholesale Corp
1.38%, 06/20/2027 155 158
1.60%, 04/20/2030 155 157
1.75%, 04/20/2032 155 157
2.30%, 05/18/2022 310 319
2.75%, 05/18/2024 50 54
3.00%, 05/18/2027 150 169

Schedule of Investments
Bond Market Index Account
June 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Dollar General Corp
4.15%, 11/01/2025 $ 500 $ 577
Dollar Tree Inc
4.20%, 05/15/2028 185 215
Home Depot Inc/The
2.13%, 09/15/2026 250 268
2.63%, 06/01/2022 30 31
2.70%, 04/01/2023 30 32
2.95%, 06/15/2029 435 489
3.50%, 09/15/2056 305 354
3.75%, 02/15/2024 380 420
3.90%, 06/15/2047 30 37
4.20%, 04/01/2043 20 25
4.25%, 04/01/2046 590 749
4.40%, 03/15/2045 20 26
5.95%, 04/01/2041 351 529
Kohl's Corp
5.55%, 07/17/2045 250 223
Lowe's Cos Inc
3.10%, 05/03/2027 530 588
3.65%, 04/05/2029 465 533
3.70%, 04/15/2046 40 45
4.00%, 04/15/2025 160 182
4.05%, 05/03/2047 30 35
4.38%, 09/15/2045 500 602
5.00%, 04/15/2040 160 209
McDonald's Corp
1.45%, 09/01/2025 160 164
2.13%, 03/01/2030 160 164
2.63%, 09/01/2029 415 444
3.38%, 05/26/2025 500 555
3.50%, 07/01/2027 325 369
3.63%, 09/01/2049 115 126
3.70%, 02/15/2042 128 143
4.70%, 12/09/2035 25 31
4.88%, 07/15/2040 9 11
4.88%, 12/09/2045 250 320
6.30%, 10/15/2037 262 380
O'Reilly Automotive Inc
3.85%, 06/15/2023 300 316
4.35%, 06/01/2028 300 350
Starbucks Corp
2.00%, 03/12/2027 160 168
3.55%, 08/15/2029 500 569
3.85%, 10/01/2023 530 580
4.45%, 08/15/2049 300 363
Target Corp
2.35%, 02/15/2030 320 342
2.50%, 04/15/2026 500 549
2.90%, 01/15/2022 25 26
3.63%, 04/15/2046 35 43
TJX Cos Inc/The
2.50%, 05/15/2023 500 524
Walgreens Boots Alliance Inc
3.45%, 06/01/2026 420 455
3.80%, 11/18/2024 300 330
4.80%, 11/18/2044 355 384
Walmart Inc
2.35%, 12/15/2022 500 524
2.85%, 07/08/2024 575 626
2.95%, 09/24/2049 245 276
3.05%, 07/08/2026 500 565
3.25%, 07/08/2029 490 569
3.40%, 06/26/2023 530 577
3.70%, 06/26/2028 390 462
3.95%, 06/28/2038 185 235
5.63%, 04/01/2040 38 58
5.63%, 04/15/2041 280 422
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Walmart Inc   (continued)
7.55%, 02/15/2030 $ 628 $ 962
$ 20,445
Semiconductors - 0.53%
Analog Devices Inc
2.50%, 12/05/2021 750 768
Applied Materials Inc
1.75%, 06/01/2030 160 164
3.30%, 04/01/2027 35 40
3.90%, 10/01/2025 500 576
4.35%, 04/01/2047 40 51
5.10%, 10/01/2035 250 348
Broadcom Corp / Broadcom Cayman Finance Ltd
3.88%, 01/15/2027 660 713
Broadcom Inc
2.25%, 11/15/2023
(f)
90 93
3.15%, 11/15/2025
(f)
285 303
3.63%, 10/15/2024
(f)
350 380
4.15%, 11/15/2030
(f)
285 310
4.25%, 04/15/2026
(f)
500 556
4.30%, 11/15/2032
(f)
185 203
4.75%, 04/15/2029
(f)
730 829
Intel Corp
2.45%, 11/15/2029 310 335
2.60%, 05/19/2026 530 580
2.70%, 12/15/2022 25 27
3.15%, 05/11/2027 540 606
3.25%, 11/15/2049 315 356
3.30%, 10/01/2021 207 215
3.40%, 03/25/2025 160 180
3.73%, 12/08/2047 240 285
3.75%, 03/25/2027 160 186
4.00%, 12/15/2032 200 246
4.25%, 12/15/2042 200 252
4.60%, 03/25/2040 160 211
4.80%, 10/01/2041 77 103
4.90%, 07/29/2045 25 35
KLA Corp
4.65%, 11/01/2024 500 573
Lam Research Corp
1.90%, 06/15/2030 155 158
2.88%, 06/15/2050 235 242
Marvell Technology Group Ltd
4.88%, 06/22/2028 300 361
Micron Technology Inc
2.50%, 04/24/2023 90 94
4.19%, 02/15/2027 115 127
4.66%, 02/15/2030 115 134
NVIDIA Corp
2.20%, 09/16/2021 500 510
NXP BV / NXP Funding LLC / NXP USA Inc
3.15%, 05/01/2027
(f)
80 85
QUALCOMM Inc
2.60%, 01/30/2023 360 378
3.00%, 05/20/2022 30 31
3.25%, 05/20/2027 320 363
3.45%, 05/20/2025 300 334
4.65%, 05/20/2035 115 153
4.80%, 05/20/2045 175 229
Texas Instruments Inc
1.38%, 03/12/2025 160 164
1.75%, 05/04/2030 245 249
4.15%, 05/15/2048 205 264
$ 13,400
Software - 0.68%
Adobe Inc
1.90%, 02/01/2025 315 333
2.30%, 02/01/2030 160 173

Schedule of Investments
Bond Market Index Account
June 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Fidelity National Information Services Inc
3.00%, 08/15/2026 $ 40 $ 44
3.50%, 04/15/2023 30 32
3.75%, 05/21/2029 400 469
Fiserv Inc
3.50%, 10/01/2022 600 634
3.50%, 07/01/2029 310 348
3.80%, 10/01/2023 400 437
3.85%, 06/01/2025 300 339
Intuit Inc
1.35%, 07/15/2027 165 166
Microsoft Corp
1.55%, 08/08/2021 670 679
2.38%, 02/12/2022 380 392
2.40%, 02/06/2022 690 712
2.40%, 08/08/2026 55 60
2.53%, 06/01/2050 67 70
2.68%, 06/01/2060 1,209 1,258
3.13%, 11/03/2025 700 785
3.30%, 02/06/2027 200 229
3.45%, 08/08/2036 750 906
3.63%, 12/15/2023 30 33
3.70%, 08/08/2046 950 1,183
4.10%, 02/06/2037 113 146
4.20%, 11/03/2035 430 560
Oracle Corp
2.40%, 09/15/2023 30 31
2.50%, 05/15/2022 30 31
2.50%, 10/15/2022 1,070 1,119
2.50%, 04/01/2025 150 161
2.63%, 02/15/2023 390 410
2.65%, 07/15/2026 700 757
2.80%, 07/08/2021 80 82
2.80%, 04/01/2027 850 928
2.95%, 04/01/2030 150 167
3.60%, 04/01/2040 150 170
3.60%, 04/01/2050 150 167
3.80%, 11/15/2037 250 288
4.00%, 07/15/2046 780 922
4.30%, 07/08/2034 1,015 1,259
4.38%, 05/15/2055 610 765
$ 17,245
Sovereign - 1.64%
Canada Government International Bond
1.63%, 01/22/2025 1,065 1,124
Chile Government International Bond
2.45%, 01/31/2031 535 554
2.55%, 01/27/2032 475 494
3.13%, 03/27/2025 250 270
3.25%, 09/14/2021 180 185
Colombia Government International Bond
2.63%, 03/15/2023 500 507
3.00%, 01/30/2030 315 312
3.13%, 04/15/2031 325 323
4.38%, 07/12/2021 100 103
4.50%, 01/28/2026 700 758
5.20%, 05/15/2049 900 1,057
6.13%, 01/18/2041 200 250
8.13%, 05/21/2024 201 242
10.38%, 01/28/2033 100 151
Export Development Canada
1.38%, 02/24/2023 250 257
2.00%, 05/17/2022 1,500 1,547
Export-Import Bank of Korea
3.00%, 11/01/2022 500 523
3.25%, 11/10/2025 500 558
3.25%, 08/12/2026 500 563
5.00%, 04/11/2022 200 215
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Hungary Government International Bond
7.63%, 03/29/2041 $ 250 $ 418
Indonesia Government International Bond
2.85%, 02/14/2030 800 817
3.50%, 01/11/2028 200 213
3.70%, 10/30/2049 200 208
4.20%, 10/15/2050 500 558
4.75%, 02/11/2029 200 232
Israel Government AID Bond
5.50%, 09/18/2023 25 29
5.50%, 04/26/2024 125 148
5.50%, 09/18/2033 12 18
Israel Government International Bond
3.88%, 07/03/2050 200 237
4.00%, 06/30/2022 500 532
4.13%, 01/17/2048 300 372
Japan Bank for International Cooperation
0.63%, 05/22/2023 200 201
1.63%, 10/17/2022 900 923
2.00%, 10/17/2029 200 217
2.38%, 04/20/2026 300 327
2.50%, 06/01/2022 500 519
3.00%, 05/29/2024
(e)
1,000 1,092
3.38%, 07/31/2023 1,000 1,086
Korea International Bond
3.88%, 09/11/2023 250 274
3.88%, 09/20/2048 500 682
Mexico Government International Bond
3.25%, 04/16/2030 200 198
3.60%, 01/30/2025 210 223
3.63%, 03/15/2022 300 312
3.75%, 01/11/2028 500 520
3.90%, 04/27/2025 600 642
4.50%, 04/22/2029 1,000 1,086
4.50%, 01/31/2050 800 825
4.60%, 02/10/2048 700 726
4.75%, 03/08/2044 506 536
5.55%, 01/21/2045 300 354
6.05%, 01/11/2040 464 566
Panama Government International Bond
3.75%, 03/16/2025 800 865
3.88%, 03/17/2028 500 562
4.50%, 04/16/2050 400 489
6.70%, 01/26/2036 224 322
Peruvian Government International Bond
5.63%, 11/18/2050 528 833
6.55%, 03/14/2037 126 192
7.35%, 07/21/2025 180 229
8.75%, 11/21/2033 192 320
Philippine Government International Bond
2.46%, 05/05/2030 200 210
2.95%, 05/05/2045 200 207
3.00%, 02/01/2028 300 324
3.70%, 02/02/2042 230 263
5.00%, 01/13/2037 300 386
6.38%, 10/23/2034 210 302
9.50%, 02/02/2030 400 650
10.63%, 03/16/2025 400 559
Republic of Italy Government International Bond
2.38%, 10/17/2024 200 202
2.88%, 10/17/2029 200 199
5.38%, 06/15/2033 420 523
6.88%, 09/27/2023 512 592
Republic of Poland Government International
Bond
4.00%, 01/22/2024 1,000 1,109
5.00%, 03/23/2022 528 566

Schedule of Investments
Bond Market Index Account
June 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
State of Israel
2.50%, 01/15/2030 $ 200 $ 216
3.38%, 01/15/2050 800 876
Svensk Exportkredit AB
2.38%, 03/09/2022 1,000 1,034
2.88%, 03/14/2023
(e)
200 213
Tennessee Valley Authority
2.88%, 02/01/2027 250 283
3.50%, 12/15/2042 400 504
4.25%, 09/15/2065 200 300
4.63%, 09/15/2060 300 471
5.25%, 09/15/2039 251 387
5.38%, 04/01/2056 154 264
6.75%, 11/01/2025 102 135
Uruguay Government International Bond
4.13%, 11/20/2045 100 115
4.38%, 10/27/2027 390 446
4.98%, 04/20/2055 210 269
5.10%, 06/18/2050 725 935
$ 41,436
Supranational Bank - 1.39%
African Development Bank
2.38%, 09/23/2021 400 410
Asian Development Bank
1.88%, 02/18/2022 1,250 1,283
2.13%, 11/24/2021 750 769
2.13%, 03/19/2025 300 323
2.63%, 01/30/2024 2,500 2,701
2.75%, 03/17/2023 400 426
5.82%, 06/16/2028 15 20
6.38%, 10/01/2028 51 72
Asian Infrastructure Investment Bank/The
2.25%, 05/16/2024 500 535
Corp Andina de Fomento
3.25%, 02/11/2022 900 923
4.38%, 06/15/2022 22 23
Council Of Europe Development Bank
1.38%, 02/27/2025 320 333
European Bank for Reconstruction &
Development
0.25%, 07/10/2023
(h)
330 330
1.63%, 09/27/2024 650 682
1.88%, 02/23/2022 250 257
European Investment Bank
1.63%, 03/14/2025 315 332
1.88%, 02/10/2025 1,250 1,333
2.25%, 03/15/2022 400 414
2.25%, 08/15/2022 750 782
2.25%, 06/24/2024 500 537
2.38%, 05/24/2027 300 335
2.50%, 03/15/2023 600 636
2.63%, 05/20/2022 900 940
2.63%, 03/15/2024 1,000 1,083
3.25%, 01/29/2024 2,350 2,595
4.88%, 02/15/2036 25 38
FMS Wertmanagement
2.75%, 01/30/2024 500 542
Inter-American Development Bank
1.75%, 04/14/2022 1,000 1,026
1.75%, 03/14/2025 585 620
2.13%, 01/18/2022 340 350
2.38%, 07/07/2027 500 556
2.50%, 01/18/2023 1,450 1,531
3.00%, 10/04/2023 700 760
3.00%, 02/21/2024 250 275
3.13%, 09/18/2028 500 591
4.38%, 01/24/2044 50 77
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
International Bank for Reconstruction &
Development
1.38%, 09/20/2021 $ 500 $ 507
1.63%, 02/10/2022 1,000 1,022
1.63%, 01/15/2025 475 500
1.75%, 10/23/2029 1,530 1,651
2.50%, 11/25/2024 500 545
2.50%, 07/29/2025 1,700 1,870
2.50%, 11/22/2027 500 565
7.63%, 01/19/2023 1,512 1,792
International Finance Corp
1.13%, 07/20/2021 1,500 1,512
Nordic Investment Bank
1.38%, 10/17/2022
(e)
200 205
2.25%, 05/21/2024 500 535
$ 35,144
Telecommunications - 1.26%
America Movil SAB de CV
3.13%, 07/16/2022 600 621
6.13%, 03/30/2040 102 145
6.38%, 03/01/2035 200 291
AT&T Inc
2.30%, 06/01/2027 465 481
2.63%, 12/01/2022 630 657
2.75%, 06/01/2031 310 323
2.95%, 07/15/2026 20 22
3.00%, 06/30/2022 200 209
3.40%, 05/15/2025 200 220
3.50%, 06/01/2041 310 325
3.60%, 07/15/2025 500 555
3.65%, 06/01/2051 755 791
3.80%, 02/15/2027 40 45
4.00%, 01/15/2022 180 189
4.05%, 12/15/2023 500 556
4.10%, 02/15/2028 81 93
4.13%, 02/17/2026 30 34
4.25%, 03/01/2027 530 604
4.30%, 12/15/2042 221 247
4.35%, 03/01/2029 500 583
4.35%, 06/15/2045 1,005 1,131
4.50%, 03/09/2048 572 676
4.55%, 03/09/2049 247 291
4.65%, 06/01/2044 500 572
4.75%, 05/15/2046 230 276
4.85%, 07/15/2045 60 71
5.15%, 03/15/2042 30 37
5.15%, 11/15/2046 420 520
5.35%, 09/01/2040 30 38
5.38%, 10/15/2041 128 161
5.45%, 03/01/2047 30 39
5.65%, 02/15/2047 15 20
5.70%, 03/01/2057 530 726
6.00%, 08/15/2040 663 899
British Telecommunications PLC
9.62%, 12/15/2030 577 941
Cisco Systems Inc
1.85%, 09/20/2021 350 356
2.20%, 09/20/2023 30 32
2.50%, 09/20/2026 30 33
Corning Inc
4.38%, 11/15/2057 300 345
4.75%, 03/15/2042 102 121
Deutsche Telekom International Finance BV
8.75%, 06/15/2030 641 1,003
Motorola Solutions Inc
4.00%, 09/01/2024 500 552

Schedule of Investments
Bond Market Index Account
June 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Orange SA
4.13%, 09/14/2021 $ 128 $ 134
5.38%, 01/13/2042 102 143
Rogers Communications Inc
3.00%, 03/15/2023 400 426
3.70%, 11/15/2049 225 248
5.00%, 03/15/2044 500 638
Telefonica Emisiones SA
5.21%, 03/08/2047 530 660
7.05%, 06/20/2036 795 1,154
TELUS Corp
4.60%, 11/16/2048 300 375
T-Mobile USA Inc
1.50%, 02/15/2026
(f)
320 320
2.05%, 02/15/2028
(f)
320 320
2.55%, 02/15/2031
(f)
320 321
3.50%, 04/15/2025
(f)
150 163
3.75%, 04/15/2027
(f)
295 327
3.88%, 04/15/2030
(f)
295 328
4.38%, 04/15/2040
(f)
150 174
4.50%, 04/15/2050
(f)
295 351
Verizon Communications Inc
2.63%, 08/15/2026 25 27
2.95%, 03/15/2022 746 778
3.38%, 02/15/2025 40 45
3.85%, 11/01/2042 275 335
3.88%, 02/08/2029 400 473
4.13%, 03/16/2027 500 590
4.33%, 09/21/2028 500 602
4.40%, 11/01/2034 750 934
4.50%, 08/10/2033 360 448
4.81%, 03/15/2039 1,225 1,600
5.01%, 04/15/2049 540 753
5.15%, 09/15/2023 615 700
Vodafone Group PLC
4.25%, 09/17/2050 165 196
4.38%, 05/30/2028 560 666
5.00%, 05/30/2038 250 314
5.25%, 05/30/2048 400 522
6.15%, 02/27/2037 201 281
6.25%, 11/30/2032 500 687
$ 31,864
Toys, Games & Hobbies - 0.00%
Hasbro Inc
6.35%, 03/15/2040 25 29
Transportation - 0.53%
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051 1,000 1,088
3.55%, 02/15/2050 115 133
4.45%, 03/15/2043 20 25
4.55%, 09/01/2044 15 20
5.15%, 09/01/2043 350 482
Canadian National Railway Co
2.45%, 05/01/2050 65 63
3.20%, 08/02/2046 400 442
3.65%, 02/03/2048 75 88
Canadian Pacific Railway Co
4.00%, 06/01/2028 300 348
4.80%, 09/15/2035 500 647
CSX Corp
2.40%, 02/15/2030 65 68
2.60%, 11/01/2026 300 325
3.25%, 06/01/2027 40 45
3.35%, 11/01/2025 500 561
3.35%, 09/15/2049 70 77
3.80%, 03/01/2028 100 115
3.80%, 11/01/2046 30 35
4.25%, 11/01/2066 400 485
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
CSX Corp   (continued)
4.30%, 03/01/2048 $ 105 $ 131
4.75%, 05/30/2042 277 354
FedEx Corp
3.10%, 08/05/2029 550 587
3.88%, 08/01/2042 100 100
4.40%, 01/15/2047 55 58
4.55%, 04/01/2046 400 431
4.75%, 11/15/2045 525 579
Kansas City Southern
4.70%, 05/01/2048 300 378
Norfolk Southern Corp
2.55%, 11/01/2029 155 165
3.25%, 12/01/2021 251 259
3.85%, 01/15/2024 200 221
3.94%, 11/01/2047 398 468
4.84%, 10/01/2041 100 130
Ryder System Inc
2.50%, 09/01/2024 80 83
2.90%, 12/01/2026 150 155
Union Pacific Corp
2.15%, 02/05/2027 230 244
3.15%, 03/01/2024 400 434
3.55%, 08/15/2039 80 90
3.80%, 10/01/2051 577 686
3.84%, 03/20/2060 225 260
3.95%, 09/10/2028 210 249
4.15%, 01/15/2045 350 421
4.16%, 07/15/2022 256 272
United Parcel Service Inc
2.45%, 10/01/2022 10 10
2.50%, 09/01/2029 125 136
3.40%, 09/01/2049 470 517
3.90%, 04/01/2025 665 755
4.88%, 11/15/2040 25 33
5.20%, 04/01/2040 125 173
6.20%, 01/15/2038 23 35
$ 13,461
Water - 0.04%
American Water Capital Corp
3.75%, 09/01/2047 180 209
4.15%, 06/01/2049 650 806
6.59%, 10/15/2037 5 7
$ 1,022
TOTAL BONDS $ 790,840
MUNICIPAL BONDS - 0.70%
Principal
Amount (000's) Value (000's)
California - 0.23%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 300 $ 523
6.92%, 04/01/2040 120 190
California State University
2.98%, 11/01/2051 160 171
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 60 90
Los Angeles Department of Water & Power Power
System Revenue
6.57%, 07/01/2045 150 258
Los Angeles Unified School District/CA
5.75%, 07/01/2034 80 111
5.76%, 07/01/2029 50 64
6.76%, 07/01/2034 530 784
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 250 400
San Diego County Water Authority
6.14%, 05/01/2049 260 403

Schedule of Investments
Bond Market Index Account
June 30, 2020 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Santa Clara Valley Transportation Authority
5.88%, 04/01/2032 $ 25 $ 32
State of California
3.50%, 04/01/2028 165 192
7.30%, 10/01/2039 375 627
7.35%, 11/01/2039 500 841
7.60%, 11/01/2040 180 330
7.63%, 03/01/2040 280 494
University of California
5.77%, 05/15/2043 200 298
$ 5,808
District of Columbia - 0.03%
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114 450 645
Georgia - 0.02%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 149 217
7.06%, 04/01/2057 197 283
$ 500
Illinois - 0.06%
Chicago Transit Authority
6.20%, 12/01/2040 70 95
6.90%, 12/01/2040 200 275
County of Cook IL
6.23%, 11/15/2034 102 144
State of Illinois
4.95%, 06/01/2023 21 22
5.10%, 06/01/2033 1,000 1,014
7.35%, 07/01/2035 70 79
$ 1,629
Kansas - 0.01%
State of Kansas Department of Transportation
4.60%, 09/01/2035 115 147
Massachusetts - 0.01%
Commonwealth of Massachusetts
4.20%, 12/01/2021 270 277
Nevada - 0.00%
County of Clark Department of Aviation
6.82%, 07/01/2045 25 39
New Jersey - 0.07%
New Jersey Economic Development
Authority (credit support from Assured Guaranty
Municipal Corp )
0.00%, 02/15/2023
(d),(k)
51 49
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(k)
700 846
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028 190 207
6.56%, 12/15/2040 210 254
New Jersey Turnpike Authority
7.10%, 01/01/2041 147 243
Rutgers The State University of New Jersey
5.67%, 05/01/2040 130 174
$ 1,773
New York - 0.11%
City of New York NY
5.52%, 10/01/2037 25 35
Metropolitan Transportation Authority
6.81%, 11/15/2040 135 176
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.51%, 08/01/2037 250 350
New York City Water & Sewer System
5.72%, 06/15/2042 270 417
5.95%, 06/15/2042 125 192
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New York (continued)
New York State Dormitory Authority
5.60%, 03/15/2040 $ 435 $ 620
Port Authority of New York & New Jersey
4.46%, 10/01/2062 400 531
4.96%, 08/01/2046 300 416
6.04%, 12/01/2029 50 68
$ 2,805
Ohio - 0.01%
American Municipal Power Inc
6.27%, 02/15/2050 69 97
Ohio State University/The
4.91%, 06/01/2040 125 178
$ 275
Pennsylvania - 0.02%
State Public School Building Authority
5.00%, 09/15/2027 500 597
Texas - 0.10%
City of San Antonio TX Electric & Gas Systems
Revenue
5.81%, 02/01/2041 135 202
Dallas Area Rapid Transit
5.02%, 12/01/2048 50 76
Dallas Convention Center Hotel Development
Corp
7.09%, 01/01/2042 70 88
Dallas County Hospital District
5.62%, 08/15/2044 83 121
Dallas Independent School District (credit
support from Permanent School Fund Guarantee
Program )
6.45%, 02/15/2035
(k)
50 51
Grand Parkway Transportation Corp
5.18%, 10/01/2042 300 429
State of Texas
4.68%, 04/01/2040 100 132
5.52%, 04/01/2039 405 588
Texas Transportation Commission State Highway
Fund
5.18%, 04/01/2030 625 801
$ 2,488
Utah - 0.01%
State of Utah
3.54%, 07/01/2025 300 321
Wisconsin - 0.02%
State of Wisconsin (credit support from Assured
Guaranty Municipal Corp )
5.70%, 05/01/2026
(k)
330 379
TOTAL MUNICIPAL BONDS $ 17,683
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 64.97%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 4.00%
2.00%, 08/01/2029 $ 433 $ 450
2.00%, 10/01/2031 94 97
2.00%, 03/01/2032 178 185
2.50%, 10/01/2027 140 147
2.50%, 03/01/2028 285 299
2.50%, 06/01/2028 158 166
2.50%, 06/01/2028 383 402
2.50%, 07/01/2028 261 274
2.50%, 10/01/2028 150 157
2.50%, 10/01/2028 131 137
2.50%, 10/01/2029 353 371
2.50%, 12/01/2029 418 438
2.50%, 09/01/2030 707 742
2.50%, 01/01/2031 755 793
2.50%, 01/01/2031 96 100
2.50%, 02/01/2031 83 87

Schedule of Investments
Bond Market Index Account
June 30, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
2.50%, 03/01/2031 $ 243 $ 255
2.50%, 12/01/2031 244 256
2.50%, 12/01/2031 267 280
2.50%, 02/01/2032 304 319
2.50%, 03/01/2032 396 416
2.50%, 11/01/2032 765 803
2.50%, 02/01/2033 242 254
2.50%, 03/01/2033 139 146
2.50%, 03/01/2033 703 737
2.50%, 04/01/2033 294 309
2.50%, 05/01/2033 136 143
2.50%, 06/01/2033 214 225
2.50%, 11/01/2036 165 173
2.50%, 02/01/2043 163 173
2.50%, 03/01/2043 128 136
3.00%, 01/01/2027 117 123
3.00%, 03/01/2027 93 98
3.00%, 05/01/2027 87 92
3.00%, 10/01/2028 292 307
3.00%, 07/01/2029 362 381
3.00%, 08/01/2029 156 164
3.00%, 10/01/2029 94 99
3.00%, 11/01/2029 159 168
3.00%, 07/01/2030 361 381
3.00%, 09/01/2030 484 510
3.00%, 11/01/2030 78 82
3.00%, 11/01/2030 147 154
3.00%, 01/01/2031 172 181
3.00%, 04/01/2031 233 246
3.00%, 02/01/2032 72 76
3.00%, 05/01/2032 116 124
3.00%, 12/01/2032 636 669
3.00%, 12/01/2032 568 597
3.00%, 01/01/2033 911 958
3.00%, 02/01/2033 532 560
3.00%, 03/01/2033 345 367
3.00%, 04/01/2033 203 216
3.00%, 04/01/2033 182 194
3.00%, 06/01/2033 124 133
3.00%, 09/01/2033 170 182
3.00%, 09/01/2033 178 190
3.00%, 12/01/2034 58 62
3.00%, 01/01/2035 39 41
3.00%, 02/01/2035 56 60
3.00%, 05/01/2035 490 521
3.00%, 02/01/2036 107 114
3.00%, 09/01/2036 91 97
3.00%, 02/01/2037 127 134
3.00%, 05/01/2037 183 193
3.00%, 06/01/2037 192 204
3.00%, 07/01/2037 312 330
3.00%, 09/01/2037 65 69
3.00%, 01/01/2043 205 222
3.00%, 01/01/2043 312 334
3.00%, 02/01/2043 1,183 1,268
3.00%, 03/01/2043 772 828
3.00%, 04/01/2043 277 297
3.00%, 05/01/2043 281 301
3.00%, 06/01/2043 529 566
3.00%, 07/01/2043 864 926
3.00%, 07/01/2043 404 433
3.00%, 07/01/2043 486 521
3.00%, 07/01/2043 829 889
3.00%, 08/01/2043 99 106
3.00%, 08/01/2043 153 164
3.00%, 08/01/2043 1,451 1,555
3.00%, 08/01/2043 257 275
3.00%, 09/01/2043 371 397
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 09/01/2043 $ 238 $ 255
3.00%, 09/01/2043 517 554
3.00%, 10/01/2043 143 153
3.00%, 10/01/2043 448 480
3.00%, 03/01/2045 635 676
3.00%, 04/01/2045 212 225
3.00%, 06/01/2045 751 798
3.00%, 07/01/2045 446 475
3.00%, 07/01/2045 444 472
3.00%, 08/01/2045 824 874
3.00%, 08/01/2045 262 277
3.00%, 08/01/2045 212 225
3.00%, 12/01/2045 1,235 1,310
3.00%, 03/01/2046 564 598
3.00%, 03/01/2046 167 176
3.00%, 04/01/2046 797 845
3.00%, 04/01/2046 89 94
3.00%, 05/01/2046 192 204
3.00%, 09/01/2046 890 943
3.00%, 10/01/2046 694 738
3.00%, 11/01/2046 1,381 1,456
3.00%, 11/01/2046 139 147
3.00%, 11/01/2046 830 877
3.00%, 11/01/2046 986 1,044
3.00%, 12/01/2046 998 1,056
3.00%, 12/01/2046 1,181 1,248
3.00%, 01/01/2047 1,575 1,665
3.00%, 03/01/2047 1,468 1,552
3.00%, 03/01/2048 749 789
3.50%, 10/01/2025 99 104
3.50%, 11/01/2025 133 140
3.50%, 12/01/2026 130 138
3.50%, 01/01/2029 117 123
3.50%, 01/01/2032 96 103
3.50%, 02/01/2032 60 64
3.50%, 03/01/2032 74 79
3.50%, 04/01/2032 71 76
3.50%, 08/01/2032 58 62
3.50%, 09/01/2033 332 349
3.50%, 01/01/2034 64 68
3.50%, 01/01/2035 135 144
3.50%, 02/01/2035 117 125
3.50%, 07/01/2035 168 180
3.50%, 09/01/2035 298 318
3.50%, 04/01/2037 88 94
3.50%, 06/01/2037 206 218
3.50%, 05/01/2041 263 278
3.50%, 02/01/2042 378 409
3.50%, 04/01/2042 105 113
3.50%, 06/01/2042 233 253
3.50%, 07/01/2042 390 422
3.50%, 07/01/2042 298 321
3.50%, 08/01/2042 170 184
3.50%, 08/01/2042 380 411
3.50%, 02/01/2044 501 538
3.50%, 06/01/2044 600 643
3.50%, 09/01/2044 328 352
3.50%, 02/01/2045 357 383
3.50%, 03/01/2045 518 554
3.50%, 06/01/2045 583 624
3.50%, 07/01/2045 987 1,051
3.50%, 09/01/2045 549 586
3.50%, 10/01/2045 624 666
3.50%, 11/01/2045 1,001 1,071
3.50%, 12/01/2045 795 848
3.50%, 12/01/2045 94 99
3.50%, 12/01/2045 612 656
3.50%, 01/01/2046 109 117

Schedule of Investments
Bond Market Index Account
June 30, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 01/01/2046 $ 281 $ 300
3.50%, 03/01/2046 2,627 2,805
3.50%, 03/01/2046 513 549
3.50%, 04/01/2046 638 681
3.50%, 05/01/2046 694 740
3.50%, 06/01/2046 774 826
3.50%, 08/01/2046 536 573
3.50%, 04/01/2047 924 976
3.50%, 11/01/2047 946 999
3.50%, 11/01/2047 728 771
3.50%, 05/01/2048 135 142
3.50%, 06/01/2048 474 502
3.50%, 06/01/2048 427 452
3.50%, 09/01/2048 327 356
4.00%, 06/01/2025 91 96
4.00%, 07/01/2025 113 120
4.00%, 12/01/2030 31 33
4.00%, 08/01/2031 32 35
4.00%, 10/01/2031 44 48
4.00%, 11/01/2031 14 15
4.00%, 12/01/2031 22 24
4.00%, 11/01/2033 64 69
4.00%, 01/01/2034 104 112
4.00%, 07/01/2035 44 48
4.00%, 03/01/2037 180 194
4.00%, 05/01/2038 92 99
4.00%, 02/01/2041 201 220
4.00%, 06/01/2042 129 142
4.00%, 06/01/2042 103 113
4.00%, 08/01/2043 700 769
4.00%, 01/01/2044 142 155
4.00%, 02/01/2044 312 343
4.00%, 03/01/2044 106 116
4.00%, 04/01/2044 402 439
4.00%, 05/01/2044 103 113
4.00%, 07/01/2044 244 264
4.00%, 07/01/2044 337 369
4.00%, 10/01/2044 278 302
4.00%, 11/01/2044 556 607
4.00%, 12/01/2044 603 655
4.00%, 01/01/2045 169 184
4.00%, 02/01/2045 229 247
4.00%, 04/01/2045 206 223
4.00%, 05/01/2045 113 122
4.00%, 06/01/2045 232 250
4.00%, 07/01/2045 342 370
4.00%, 08/01/2045 94 102
4.00%, 08/01/2045 832 899
4.00%, 08/01/2045 95 103
4.00%, 09/01/2045 130 140
4.00%, 09/01/2045 1,000 1,082
4.00%, 10/01/2045 1,016 1,095
4.00%, 11/01/2045 607 655
4.00%, 12/01/2045 273 296
4.00%, 03/01/2047 857 918
4.00%, 08/01/2047 991 1,056
4.00%, 10/01/2047 656 698
4.00%, 12/01/2047 1,085 1,156
4.00%, 07/01/2048 844 895
4.00%, 08/01/2048 490 519
4.00%, 09/01/2048 647 687
4.50%, 08/01/2023 45 48
4.50%, 05/01/2024 46 49
4.50%, 02/01/2030 10 11
4.50%, 08/01/2030 7 8
4.50%, 05/01/2031 10 11
4.50%, 06/01/2031 66 72
4.50%, 06/01/2039 107 119
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.50%, 10/01/2039 $ 76 $ 84
4.50%, 10/01/2040 116 129
4.50%, 03/01/2041 277 307
4.50%, 03/01/2041 302 336
4.50%, 09/01/2041 106 114
4.50%, 11/01/2041 215 239
4.50%, 09/01/2043 172 191
4.50%, 11/01/2043 88 98
4.50%, 11/01/2043 126 140
4.50%, 01/01/2044 128 143
4.50%, 01/01/2044 106 119
4.50%, 03/01/2044 137 153
4.50%, 05/01/2044 227 252
4.50%, 07/01/2044 89 99
4.50%, 09/01/2044 89 98
4.50%, 10/01/2045 128 139
4.50%, 02/01/2046 495 538
4.50%, 03/01/2047 87 94
4.50%, 03/01/2047 467 507
4.50%, 04/01/2047 115 125
4.50%, 06/01/2047 255 273
4.50%, 09/01/2047 253 273
4.50%, 11/01/2047 65 70
4.50%, 05/01/2048 264 283
4.50%, 07/01/2048 502 540
4.50%, 11/01/2048 276 297
4.50%, 01/01/2049 967 1,039
4.50%, 05/01/2049 2,024 2,176
5.00%, 09/01/2023 37 40
5.00%, 04/01/2024 18 19
5.00%, 01/01/2025 65 71
5.00%, 12/01/2027 26 29
5.00%, 02/01/2030 4 5
5.00%, 03/01/2030 3 3
5.00%, 04/01/2034 91 104
5.00%, 06/01/2035 105 121
5.00%, 01/01/2038 192 220
5.00%, 11/01/2038 152 174
5.00%, 12/01/2038 162 186
5.00%, 09/01/2039 256 293
5.00%, 01/01/2040 172 198
5.00%, 05/01/2040 114 131
5.00%, 04/01/2041 118 135
5.00%, 06/01/2041 91 101
5.00%, 11/01/2041 290 324
5.00%, 11/01/2041 95 109
5.50%, 01/01/2028 61 67
5.50%, 04/01/2036 143 164
5.50%, 12/01/2036 100 115
5.50%, 12/01/2036 104 119
5.50%, 03/01/2039 150 172
5.50%, 04/01/2039 91 104
5.50%, 02/01/2040 138 158
5.50%, 06/01/2041 210 241
6.00%, 02/01/2027 7 8
$ 101,253
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 14.98%
2.00%, 09/01/2028 114 119
2.00%, 05/01/2030 232 241
2.00%, 04/01/2032 112 117
2.00%, 07/01/2035
(l)
4,750 4,914
2.00%, 07/01/2050
(l)
2,000 2,047
2.50%, 01/01/2028 135 141
2.50%, 07/01/2028 172 181
2.50%, 08/01/2028 168 176
2.50%, 08/01/2028 89 93
2.50%, 09/01/2028 183 192

Schedule of Investments
Bond Market Index Account
June 30, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 07/01/2029 $ 94 $ 98
2.50%, 07/01/2029 223 234
2.50%, 07/01/2029 105 110
2.50%, 09/01/2029 205 215
2.50%, 12/01/2029 112 117
2.50%, 01/01/2030 167 175
2.50%, 04/01/2030 216 227
2.50%, 05/01/2030 467 490
2.50%, 06/01/2030 276 290
2.50%, 08/01/2030 121 127
2.50%, 08/01/2030 565 593
2.50%, 01/01/2031 186 195
2.50%, 01/01/2031 204 214
2.50%, 02/01/2031 269 283
2.50%, 02/01/2031 224 235
2.50%, 05/01/2031 138 145
2.50%, 06/01/2031 237 249
2.50%, 11/01/2031 2,274 2,387
2.50%, 12/01/2031 371 389
2.50%, 01/01/2032 445 467
2.50%, 01/01/2032 818 858
2.50%, 02/01/2032 439 461
2.50%, 03/01/2032 207 217
2.50%, 03/01/2032 117 122
2.50%, 11/01/2032 39 41
2.50%, 12/01/2032 110 117
2.50%, 01/01/2033 169 177
2.50%, 02/01/2033 642 674
2.50%, 04/01/2033 1,208 1,268
2.50%, 07/01/2033 86 90
2.50%, 10/01/2034 1,368 1,433
2.50%, 02/01/2035 2,496 2,615
2.50%, 07/01/2035
(l)
4,250 4,450
2.50%, 10/01/2036 50 53
2.50%, 10/01/2036 125 130
2.50%, 12/01/2036 208 217
2.50%, 01/01/2043 488 517
2.50%, 08/01/2043 120 127
2.50%, 10/01/2043 300 317
2.50%, 12/01/2046 133 141
2.50%, 07/01/2050
(l)
34,000 35,445
3.00%, 11/01/2026 101 107
3.00%, 02/01/2027 183 192
3.00%, 04/01/2027 900 953
3.00%, 08/01/2027 140 147
3.00%, 10/01/2028 330 347
3.00%, 11/01/2028 158 166
3.00%, 02/01/2029 119 125
3.00%, 03/01/2029 189 199
3.00%, 03/01/2029 128 134
3.00%, 04/01/2029 164 172
3.00%, 05/01/2029 149 158
3.00%, 06/01/2029 109 114
3.00%, 08/01/2029 114 120
3.00%, 10/01/2029 93 98
3.00%, 10/01/2029 91 96
3.00%, 10/01/2029 124 131
3.00%, 11/01/2029 86 90
3.00%, 01/01/2030 191 201
3.00%, 01/01/2030 423 446
3.00%, 01/01/2030 462 486
3.00%, 03/01/2030 273 288
3.00%, 06/01/2030 252 266
3.00%, 06/01/2030 249 262
3.00%, 09/01/2030 96 102
3.00%, 09/01/2030 402 423
3.00%, 10/01/2030 266 280
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 02/01/2031 $ 117 $ 123
3.00%, 04/01/2032 1,098 1,170
3.00%, 05/01/2032 153 162
3.00%, 08/01/2032 245 261
3.00%, 01/01/2033 50 52
3.00%, 02/01/2033 1,070 1,126
3.00%, 08/01/2033 645 688
3.00%, 05/01/2034 308 324
3.00%, 05/01/2034 137 146
3.00%, 08/01/2034 492 524
3.00%, 10/01/2034 63 67
3.00%, 11/01/2034 172 183
3.00%, 12/01/2034 3,086 3,244
3.00%, 02/01/2035 183 194
3.00%, 02/01/2035 164 175
3.00%, 03/01/2035 82 87
3.00%, 04/01/2035 83 89
3.00%, 06/01/2035 194 206
3.00%, 07/01/2035
(l)
2,500 2,628
3.00%, 07/01/2035 74 79
3.00%, 11/01/2035 111 117
3.00%, 07/01/2036 172 183
3.00%, 12/01/2036 517 547
3.00%, 12/01/2036 255 270
3.00%, 12/01/2036 365 387
3.00%, 02/01/2037 216 228
3.00%, 02/01/2037 35 37
3.00%, 04/01/2037 110 117
3.00%, 04/01/2037 139 147
3.00%, 07/01/2037 78 82
3.00%, 08/01/2037 124 132
3.00%, 09/01/2037 326 345
3.00%, 04/01/2042 188 201
3.00%, 09/01/2042 103 111
3.00%, 12/01/2042 111 119
3.00%, 02/01/2043 434 472
3.00%, 02/01/2043 736 789
3.00%, 02/01/2043 442 474
3.00%, 04/01/2043 350 375
3.00%, 04/01/2043 456 488
3.00%, 04/01/2043 583 624
3.00%, 04/01/2043 367 393
3.00%, 04/01/2043 969 1,038
3.00%, 04/01/2043 248 266
3.00%, 04/01/2043 430 461
3.00%, 04/01/2043 236 253
3.00%, 04/01/2043 346 371
3.00%, 05/01/2043 262 281
3.00%, 05/01/2043 50 54
3.00%, 05/01/2043 475 508
3.00%, 05/01/2043 320 343
3.00%, 06/01/2043 803 861
3.00%, 06/01/2043 426 457
3.00%, 06/01/2043 456 489
3.00%, 06/01/2043 628 677
3.00%, 06/01/2043 334 358
3.00%, 07/01/2043 611 654
3.00%, 07/01/2043 159 170
3.00%, 07/01/2043 248 266
3.00%, 08/01/2043 155 166
3.00%, 08/01/2043 755 809
3.00%, 08/01/2043 253 271
3.00%, 08/01/2043 104 112
3.00%, 08/01/2043 479 513
3.00%, 08/01/2043 158 168
3.00%, 09/01/2043 272 292
3.00%, 09/01/2043 626 672

Schedule of Investments
Bond Market Index Account
June 30, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 10/01/2043 $ 123 $ 132
3.00%, 10/01/2043 798 855
3.00%, 11/01/2043 147 157
3.00%, 11/01/2043 99 106
3.00%, 11/01/2043 240 258
3.00%, 01/01/2044 120 129
3.00%, 01/01/2045 529 563
3.00%, 05/01/2045 702 746
3.00%, 09/01/2045 137 145
3.00%, 10/01/2045 439 467
3.00%, 11/01/2045 250 265
3.00%, 11/01/2045 110 117
3.00%, 12/01/2045 593 629
3.00%, 01/01/2046 416 441
3.00%, 02/01/2046 696 737
3.00%, 02/01/2046 477 506
3.00%, 02/01/2046 213 225
3.00%, 04/01/2046 112 118
3.00%, 05/01/2046 276 293
3.00%, 05/01/2046 382 404
3.00%, 05/01/2046 104 110
3.00%, 06/01/2046 171 182
3.00%, 08/01/2046 212 224
3.00%, 08/01/2046 680 719
3.00%, 09/01/2046 376 398
3.00%, 09/01/2046 257 272
3.00%, 10/01/2046 153 162
3.00%, 10/01/2046 1,332 1,410
3.00%, 11/01/2046 741 784
3.00%, 11/01/2046 736 779
3.00%, 11/01/2046 108 115
3.00%, 11/01/2046 680 719
3.00%, 11/01/2046 180 191
3.00%, 11/01/2046 976 1,033
3.00%, 12/01/2046 1,014 1,073
3.00%, 12/01/2046 1,920 2,032
3.00%, 01/01/2047 1,062 1,124
3.00%, 01/01/2047 325 343
3.00%, 02/01/2047 192 203
3.00%, 02/01/2047 781 826
3.00%, 05/01/2047 379 400
3.00%, 10/01/2048 97 102
3.00%, 09/01/2049 5,621 5,924
3.00%, 10/01/2049 1,893 1,998
3.00%, 10/01/2049 9,350 9,876
3.00%, 11/01/2049 934 984
3.00%, 11/01/2049 3,274 3,451
3.00%, 11/01/2049 3,033 3,221
3.00%, 11/01/2049 1,781 1,880
3.00%, 07/01/2050
(l)
32,000 33,703
3.50%, 10/01/2025 173 182
3.50%, 11/01/2025 221 233
3.50%, 11/01/2025 93 98
3.50%, 01/01/2026 209 220
3.50%, 03/01/2026 195 205
3.50%, 12/01/2026 163 172
3.50%, 02/01/2027 100 105
3.50%, 11/01/2028 159 168
3.50%, 12/01/2028 85 90
3.50%, 03/01/2029 149 157
3.50%, 01/01/2031 7 8
3.50%, 04/01/2031 14 15
3.50%, 02/01/2032 73 77
3.50%, 04/01/2032 63 67
3.50%, 05/01/2032 137 145
3.50%, 06/01/2032 242 259
3.50%, 07/01/2032 87 93
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 09/01/2032 $ 135 $ 144
3.50%, 12/01/2032 3,052 3,257
3.50%, 09/01/2033 65 70
3.50%, 09/01/2033 164 172
3.50%, 10/01/2033 137 146
3.50%, 10/01/2033 475 500
3.50%, 11/01/2033 142 151
3.50%, 01/01/2034 97 104
3.50%, 06/01/2034 173 185
3.50%, 08/01/2034 45 48
3.50%, 11/01/2034 108 116
3.50%, 07/01/2035
(l)
1,000 1,051
3.50%, 12/01/2035 240 257
3.50%, 07/01/2036 251 266
3.50%, 02/01/2037 177 187
3.50%, 03/01/2037 217 229
3.50%, 05/01/2037 44 46
3.50%, 07/01/2037 100 105
3.50%, 10/01/2037 117 124
3.50%, 01/01/2038 315 332
3.50%, 01/01/2041 945 1,023
3.50%, 03/01/2041 1,265 1,369
3.50%, 10/01/2041 123 133
3.50%, 12/01/2041 349 377
3.50%, 12/01/2041 387 418
3.50%, 01/01/2042 133 143
3.50%, 03/01/2042 89 96
3.50%, 03/01/2042 303 328
3.50%, 03/01/2042 132 143
3.50%, 05/01/2042 623 674
3.50%, 05/01/2042 99 107
3.50%, 07/01/2042 164 177
3.50%, 07/01/2042 88 96
3.50%, 10/01/2042 708 766
3.50%, 04/01/2043 168 182
3.50%, 05/01/2043 201 217
3.50%, 05/01/2043 562 612
3.50%, 05/01/2043 424 463
3.50%, 06/01/2043 463 506
3.50%, 07/01/2043 230 252
3.50%, 07/01/2043 679 735
3.50%, 08/01/2043 129 140
3.50%, 08/01/2043 514 556
3.50%, 09/01/2043 161 174
3.50%, 12/01/2043 169 180
3.50%, 01/01/2044 1,446 1,587
3.50%, 02/01/2044 151 162
3.50%, 07/01/2044 987 1,068
3.50%, 10/01/2044 186 199
3.50%, 10/01/2044 493 529
3.50%, 11/01/2044 498 533
3.50%, 12/01/2044 450 483
3.50%, 12/01/2044 90 97
3.50%, 12/01/2044 424 452
3.50%, 01/01/2045 566 606
3.50%, 04/01/2045 504 538
3.50%, 05/01/2045 203 217
3.50%, 07/01/2045 504 540
3.50%, 07/01/2045 102 109
3.50%, 08/01/2045 592 634
3.50%, 08/01/2045 552 590
3.50%, 09/01/2045 297 317
3.50%, 09/01/2045 560 599
3.50%, 09/01/2045 656 702
3.50%, 11/01/2045 472 506
3.50%, 11/01/2045 246 263
3.50%, 12/01/2045 473 507

Schedule of Investments
Bond Market Index Account
June 30, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 12/01/2045 $ 834 $ 890
3.50%, 12/01/2045 569 610
3.50%, 01/01/2046 725 774
3.50%, 01/01/2046 968 1,032
3.50%, 02/01/2046 193 206
3.50%, 02/01/2046 414 441
3.50%, 03/01/2046 633 674
3.50%, 03/01/2046 660 705
3.50%, 05/01/2046 743 791
3.50%, 06/01/2046 112 119
3.50%, 07/01/2046 579 617
3.50%, 09/01/2046 535 570
3.50%, 11/01/2046 903 967
3.50%, 12/01/2046 619 659
3.50%, 01/01/2047 1,202 1,275
3.50%, 02/01/2047 999 1,061
3.50%, 03/01/2047 103 109
3.50%, 09/01/2047 316 334
3.50%, 11/01/2047 1,352 1,430
3.50%, 01/01/2048 1,214 1,281
3.50%, 02/01/2048 141 149
3.50%, 02/01/2048 1,123 1,188
3.50%, 03/01/2048 855 902
3.50%, 04/01/2048 532 563
3.50%, 10/01/2048 83 87
3.50%, 10/01/2048 138 145
3.50%, 04/01/2049 1,530 1,615
3.50%, 06/01/2049 1,726 1,820
3.50%, 06/01/2049 3,163 3,328
3.50%, 06/01/2049 1,297 1,367
3.50%, 07/01/2049 3,200 3,373
3.50%, 07/01/2049 5,571 5,859
3.50%, 07/01/2049 3,607 3,800
3.50%, 08/01/2049 3,759 3,953
3.50%, 09/01/2049 2,619 2,778
3.50%, 11/01/2049 10,265 10,881
3.50%, 07/01/2050
(l)
16,250 17,091
4.00%, 07/01/2025 140 148
4.00%, 04/01/2029 3 4
4.00%, 10/01/2030 11 11
4.00%, 12/01/2030 94 102
4.00%, 02/01/2031 31 34
4.00%, 03/01/2031 722 765
4.00%, 07/01/2031 20 21
4.00%, 10/01/2031 83 90
4.00%, 11/01/2031 19 21
4.00%, 12/01/2031 16 17
4.00%, 01/01/2032 24 26
4.00%, 09/01/2033 172 185
4.00%, 01/01/2036 178 192
4.00%, 02/01/2036 117 126
4.00%, 06/01/2036 98 106
4.00%, 01/01/2037 138 148
4.00%, 02/01/2037 339 364
4.00%, 07/01/2038 349 372
4.00%, 02/01/2039 96 102
4.00%, 10/01/2039 158 170
4.00%, 01/01/2041 331 363
4.00%, 02/01/2041 92 100
4.00%, 02/01/2041 259 284
4.00%, 09/01/2041 130 143
4.00%, 02/01/2043 117 128
4.00%, 12/01/2043 125 137
4.00%, 01/01/2044 359 394
4.00%, 06/01/2044 201 219
4.00%, 06/01/2044 326 357
4.00%, 07/01/2044 390 427
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 07/01/2044 $ 298 $ 326
4.00%, 09/01/2044 150 163
4.00%, 10/01/2044 528 574
4.00%, 10/01/2044 229 249
4.00%, 11/01/2044 245 267
4.00%, 12/01/2044 333 361
4.00%, 12/01/2044 50 53
4.00%, 01/01/2045 140 152
4.00%, 02/01/2045 372 404
4.00%, 02/01/2045 226 245
4.00%, 02/01/2045 147 162
4.00%, 07/01/2045 228 246
4.00%, 07/01/2045 292 315
4.00%, 09/01/2045 369 398
4.00%, 10/01/2045 347 374
4.00%, 10/01/2045 128 139
4.00%, 11/01/2045 137 147
4.00%, 11/01/2045 490 531
4.00%, 12/01/2045 226 245
4.00%, 12/01/2045 112 121
4.00%, 01/01/2046 438 474
4.00%, 02/01/2046 110 119
4.00%, 02/01/2046 407 437
4.00%, 03/01/2046 94 102
4.00%, 03/01/2046 154 165
4.00%, 04/01/2046 329 354
4.00%, 07/01/2046 487 524
4.00%, 04/01/2047 902 963
4.00%, 06/01/2047 793 845
4.00%, 08/01/2047 499 531
4.00%, 08/01/2047 798 853
4.00%, 08/01/2047 126 135
4.00%, 08/01/2047 938 998
4.00%, 09/01/2047 891 948
4.00%, 11/01/2047 1,725 1,841
4.00%, 01/01/2048 1,334 1,424
4.00%, 02/01/2048 633 672
4.00%, 03/01/2048 318 338
4.00%, 05/01/2048 2,589 2,764
4.00%, 06/01/2048 1,649 1,746
4.00%, 06/01/2048 616 653
4.00%, 07/01/2048 446 473
4.00%, 08/01/2048 265 281
4.00%, 08/01/2048 367 389
4.00%, 09/01/2048 780 827
4.00%, 09/01/2048 889 941
4.00%, 01/01/2049 4,469 4,774
4.00%, 01/01/2049 5,910 6,419
4.00%, 03/01/2049 575 612
4.00%, 04/01/2049 919 973
4.00%, 04/01/2049 894 948
4.00%, 07/01/2049 2,467 2,616
4.00%, 08/01/2049 2,397 2,539
4.00%, 10/01/2049 910 979
4.00%, 10/01/2049 2,454 2,610
4.00%, 11/01/2049 1,560 1,655
4.00%, 04/01/2050 4,930 5,340
4.50%, 07/01/2029 2 2
4.50%, 02/01/2030 9 10
4.50%, 04/01/2030 3 3
4.50%, 08/01/2030 64 70
4.50%, 09/01/2030 50 55
4.50%, 01/01/2031 11 12
4.50%, 04/01/2031 6 7
4.50%, 05/01/2031 10 10
4.50%, 07/01/2031 41 45
4.50%, 08/01/2031 22 24

Schedule of Investments
Bond Market Index Account
June 30, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 02/01/2035 $ 95 $ 104
4.50%, 08/01/2040 84 94
4.50%, 08/01/2040 173 192
4.50%, 06/01/2041 121 135
4.50%, 09/01/2041 183 204
4.50%, 09/01/2043 100 111
4.50%, 10/01/2043 222 246
4.50%, 01/01/2044 413 460
4.50%, 01/01/2044 507 563
4.50%, 02/01/2044 228 252
4.50%, 03/01/2044 253 279
4.50%, 03/01/2044 135 150
4.50%, 05/01/2044 95 105
4.50%, 05/01/2044 139 152
4.50%, 05/01/2044 542 603
4.50%, 06/01/2044 264 292
4.50%, 08/01/2044 182 200
4.50%, 08/01/2044 201 221
4.50%, 12/01/2044 281 313
4.50%, 04/01/2046 201 217
4.50%, 08/01/2046 192 209
4.50%, 01/01/2047 134 146
4.50%, 02/01/2047 119 129
4.50%, 02/01/2047 277 302
4.50%, 03/01/2047 203 221
4.50%, 10/01/2047 214 231
4.50%, 11/01/2047 401 433
4.50%, 02/01/2048 289 311
4.50%, 04/01/2048 997 1,072
4.50%, 05/01/2048 592 637
4.50%, 08/01/2048 171 184
4.50%, 08/01/2048 97 104
4.50%, 10/01/2048 1,985 2,131
4.50%, 10/01/2048 955 1,026
4.50%, 04/01/2049 803 862
4.50%, 05/01/2049 4,872 5,268
4.50%, 07/01/2049 1,057 1,138
4.50%, 07/01/2049 1,862 2,000
4.50%, 09/01/2049 1,440 1,547
5.00%, 07/01/2024 3 3
5.00%, 04/01/2029 7 7
5.00%, 09/01/2029 91 100
5.00%, 03/01/2030 11 13
5.00%, 08/01/2030 15 17
5.00%, 07/01/2035 125 144
5.00%, 04/01/2037 179 203
5.00%, 01/01/2039 261 298
5.00%, 07/01/2039 110 126
5.00%, 07/01/2039 110 127
5.00%, 02/01/2041 140 161
5.00%, 02/01/2041 231 265
5.00%, 05/01/2042 317 363
5.00%, 03/01/2044 163 179
5.00%, 03/01/2044 223 247
5.00%, 05/01/2044 113 125
5.00%, 11/01/2044 202 225
5.00%, 04/01/2048 196 214
5.00%, 09/01/2048 2,089 2,282
5.00%, 05/01/2049 187 204
5.00%, 06/01/2049 1,272 1,389
5.00%, 07/01/2049 656 729
5.00%, 08/01/2049 849 940
5.50%, 01/01/2023 2 2
5.50%, 07/01/2023 3 3
5.50%, 08/01/2023 25 28
5.50%, 10/01/2023 33 36
5.50%, 11/01/2023 41 45
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.50%, 02/01/2026 $ 42 $ 46
5.50%, 03/01/2027 38 42
5.50%, 06/01/2028 4 4
5.50%, 09/01/2028 1 1
5.50%, 01/01/2029 19 21
5.50%, 01/01/2029 3 3
5.50%, 12/01/2029 15 17
5.50%, 11/01/2035 159 183
5.50%, 12/01/2036 89 102
5.50%, 03/01/2037 129 148
5.50%, 08/01/2037 99 114
5.50%, 08/01/2037 119 136
5.50%, 08/01/2037 93 106
5.50%, 05/01/2038 178 203
5.50%, 06/01/2038 84 96
6.00%, 05/01/2041 163 191
6.50%, 01/01/2038 92 106
$ 378,940
Government National Mortgage Association (GNMA) - 7.15%
2.50%, 03/20/2028 86 90
2.50%, 07/20/2028 85 89
2.50%, 03/20/2031 104 108
2.50%, 05/20/2032 137 144
2.50%, 07/20/2043 172 183
2.50%, 06/20/2045 107 114
2.50%, 12/20/2046 273 290
2.50%, 01/20/2047 435 461
2.50%, 07/01/2050 10,500 11,053
3.00%, 07/20/2030 181 190
3.00%, 01/20/2031 112 117
3.00%, 07/20/2032 153 161
3.00%, 01/20/2033 74 78
3.00%, 09/20/2042 1,167 1,248
3.00%, 10/15/2042 238 252
3.00%, 12/20/2042 330 353
3.00%, 01/20/2043 467 500
3.00%, 03/20/2043 200 215
3.00%, 03/20/2043 626 670
3.00%, 04/20/2043 815 872
3.00%, 06/15/2043 281 299
3.00%, 06/20/2043 178 191
3.00%, 07/15/2043 83 88
3.00%, 08/15/2043 176 187
3.00%, 08/15/2043 196 207
3.00%, 08/20/2043 85 90
3.00%, 09/20/2043 321 343
3.00%, 10/20/2043 165 176
3.00%, 11/20/2043 121 130
3.00%, 03/20/2044 236 252
3.00%, 08/20/2044 934 1,000
3.00%, 11/15/2044 257 273
3.00%, 11/20/2044 357 382
3.00%, 12/20/2044 409 437
3.00%, 02/15/2045 293 312
3.00%, 05/20/2045 363 388
3.00%, 07/15/2045 168 178
3.00%, 07/20/2045 2,764 2,951
3.00%, 08/15/2045 225 240
3.00%, 08/20/2045 811 867
3.00%, 10/20/2045 755 805
3.00%, 11/20/2045 437 466
3.00%, 12/20/2045 620 660
3.00%, 01/20/2046 159 170
3.00%, 02/20/2046 203 216
3.00%, 03/20/2046 1,040 1,106
3.00%, 04/20/2046 712 758
3.00%, 05/20/2046 634 674

Schedule of Investments
Bond Market Index Account
June 30, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 06/20/2046 $ 960 $ 1,021
3.00%, 07/20/2046 2,885 3,069
3.00%, 08/20/2046 1,981 2,108
3.00%, 09/20/2046 1,144 1,216
3.00%, 10/20/2046 746 794
3.00%, 11/20/2046 348 374
3.00%, 11/20/2046 1,135 1,206
3.00%, 12/20/2046 1,364 1,450
3.00%, 01/20/2047 903 960
3.00%, 07/20/2047 45 48
3.00%, 10/20/2047 1,061 1,125
3.00%, 11/20/2047 505 536
3.00%, 12/20/2047 1,620 1,719
3.00%, 01/20/2048 704 747
3.00%, 02/20/2048 759 805
3.00%, 03/20/2048 709 753
3.00%, 07/01/2050 21,050 22,302
3.50%, 09/20/2028 115 120
3.50%, 04/20/2042 815 886
3.50%, 05/20/2042 852 926
3.50%, 06/20/2042 238 258
3.50%, 07/20/2042 949 1,031
3.50%, 10/20/2042 563 612
3.50%, 01/15/2043 302 322
3.50%, 01/20/2043 290 315
3.50%, 02/20/2043 882 959
3.50%, 03/20/2043 379 413
3.50%, 03/20/2043 834 907
3.50%, 04/15/2043 89 96
3.50%, 04/20/2043 821 893
3.50%, 04/20/2043 586 637
3.50%, 07/20/2043 977 1,062
3.50%, 08/15/2043 91 97
3.50%, 08/20/2043 784 850
3.50%, 09/20/2043 515 559
3.50%, 07/20/2044 653 700
3.50%, 08/20/2044 686 736
3.50%, 09/20/2044 256 274
3.50%, 10/20/2044 275 295
3.50%, 11/20/2044 300 321
3.50%, 12/20/2044 334 357
3.50%, 02/20/2045 333 356
3.50%, 05/20/2045 455 487
3.50%, 06/20/2045 93 99
3.50%, 07/20/2045 674 722
3.50%, 08/20/2045 309 331
3.50%, 09/20/2045 167 179
3.50%, 10/20/2045 1,248 1,339
3.50%, 11/20/2045 1,012 1,083
3.50%, 12/20/2045 633 678
3.50%, 01/20/2046 1,620 1,734
3.50%, 02/20/2046 89 96
3.50%, 03/20/2046 8,435 9,033
3.50%, 04/20/2046 651 698
3.50%, 05/20/2046 898 962
3.50%, 06/20/2046 1,175 1,258
3.50%, 07/15/2046 86 90
3.50%, 07/20/2046 480 514
3.50%, 08/20/2046 2,110 2,262
3.50%, 09/20/2046 859 921
3.50%, 10/20/2046 1,015 1,088
3.50%, 11/20/2046 778 832
3.50%, 12/20/2046 813 866
3.50%, 01/20/2047 885 941
3.50%, 02/20/2047 542 579
3.50%, 03/20/2047 759 807
3.50%, 04/20/2047 1,848 1,972
3.50%, 05/20/2047 559 596
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 06/20/2047 $ 875 $ 933
3.50%, 07/20/2047 1,602 1,706
3.50%, 08/20/2047 2,529 2,692
3.50%, 09/20/2047 191 204
3.50%, 10/20/2047 640 680
3.50%, 11/20/2047 820 872
3.50%, 12/20/2047 940 999
3.50%, 01/20/2048 1,377 1,463
3.50%, 02/20/2048 208 221
3.50%, 07/20/2048 412 438
3.50%, 07/01/2050 6,625 6,991
4.00%, 08/15/2040 79 86
4.00%, 12/20/2040 35 39
4.00%, 08/15/2041 86 94
4.00%, 11/15/2041 102 111
4.00%, 03/15/2042 128 135
4.00%, 03/20/2042 164 180
4.00%, 04/20/2042 141 156
4.00%, 05/15/2042 279 296
4.00%, 10/20/2043 85 94
4.00%, 11/20/2043 195 214
4.00%, 02/20/2044 468 512
4.00%, 03/15/2044 176 191
4.00%, 05/20/2044 304 331
4.00%, 06/20/2044 226 246
4.00%, 07/20/2044 909 991
4.00%, 08/20/2044 641 698
4.00%, 09/20/2044 579 630
4.00%, 10/20/2044 767 836
4.00%, 11/20/2044 345 376
4.00%, 12/20/2044 611 665
4.00%, 01/20/2045 507 552
4.00%, 04/20/2045 328 357
4.00%, 05/15/2045 131 142
4.00%, 07/20/2045 134 145
4.00%, 08/20/2045 369 400
4.00%, 09/20/2045 534 579
4.00%, 10/20/2045 277 301
4.00%, 11/20/2045 100 108
4.00%, 12/15/2045 130 140
4.00%, 12/20/2045 249 269
4.00%, 01/20/2046 157 170
4.00%, 02/20/2046 226 244
4.00%, 04/20/2046 384 415
4.00%, 05/20/2046 190 205
4.00%, 07/20/2046 408 441
4.00%, 01/20/2047 842 908
4.00%, 02/20/2047 713 766
4.00%, 03/20/2047 683 734
4.00%, 05/20/2047 929 999
4.00%, 06/20/2047 927 996
4.00%, 07/20/2047 2,326 2,502
4.00%, 08/20/2047 106 114
4.00%, 09/20/2047 7,100 7,611
4.00%, 10/20/2047 517 552
4.50%, 02/15/2039 116 130
4.50%, 05/15/2039 99 111
4.50%, 11/15/2039 240 280
4.50%, 04/15/2040 305 340
4.50%, 01/20/2041 38 42
4.50%, 02/20/2041 38 42
4.50%, 03/20/2041 30 33
4.50%, 07/15/2041 151 167
4.50%, 05/20/2043 146 160
4.50%, 06/20/2043 135 148
4.50%, 10/20/2043 128 140
4.50%, 11/20/2043 414 454
4.50%, 03/20/2044 565 619

Schedule of Investments
Bond Market Index Account
June 30, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.50%, 04/20/2044 $ 25 $ 28
4.50%, 05/20/2044 409 449
4.50%, 07/20/2044 213 233
4.50%, 12/20/2044 88 97
4.50%, 02/20/2045 227 249
4.50%, 03/20/2045 104 114
4.50%, 04/20/2045 128 141
4.50%, 06/20/2046 135 148
4.50%, 12/20/2046 387 424
4.50%, 02/20/2047 262 287
4.50%, 04/20/2047 204 223
4.50%, 06/15/2047 174 192
4.50%, 08/20/2047 454 495
4.50%, 10/20/2047 217 235
4.50%, 02/20/2048 3,798 4,123
4.50%, 05/20/2048 3,129 3,376
4.50%, 08/20/2048 768 822
4.50%, 10/20/2048 476 512
4.50%, 11/20/2048 738 789
4.50%, 12/20/2048 218 234
5.00%, 07/15/2035 91 104
5.00%, 04/15/2041 231 261
5.00%, 08/20/2041 83 94
5.00%, 04/20/2042 76 85
5.00%, 12/20/2042 200 226
5.00%, 07/20/2043 116 130
5.00%, 02/20/2044 123 139
5.00%, 03/20/2044 82 93
5.00%, 12/20/2045 109 123
5.00%, 03/20/2048 155 170
5.00%, 06/20/2048 3,216 3,504
5.00%, 10/20/2048 251 274
5.50%, 01/15/2040 93 109
5.50%, 06/20/2040 63 71
5.50%, 01/20/2041 180 207
5.50%, 10/20/2042 82 95
5.50%, 09/20/2043 87 101
6.00%, 04/15/2035 10 11
$ 180,780
U.S. Treasury - 38.84%
0.13%, 04/30/2022 4,000 3,997
0.13%, 05/31/2022 11,410 11,402
0.13%, 06/30/2022 165 165
0.13%, 05/15/2023 11,175 11,158
0.25%, 04/15/2023 8,235 8,252
0.25%, 05/31/2025 2,360 2,357
0.25%, 06/30/2025 2,210 2,206
0.38%, 04/30/2025 8,100 8,137
0.50%, 03/15/2023 1,725 1,740
0.50%, 03/31/2025 13,470 13,614
0.50%, 05/31/2027 3,290 3,293
0.50%, 06/30/2027 2,265 2,266
0.63%, 03/31/2027 6,730 6,798
0.63%, 05/15/2030 1,735 1,730
1.13%, 07/31/2021 3,250 3,283
1.13%, 08/31/2021 4,050 4,094
1.13%, 09/30/2021 3,730 3,774
1.25%, 10/31/2021 5,200 5,275
1.25%, 07/31/2023 5,000 5,165
1.25%, 08/31/2024 7,600 7,919
1.25%, 05/15/2050 2,535 2,436
1.38%, 06/30/2023 4,050 4,195
1.38%, 08/31/2023 13,785 14,305
1.38%, 09/30/2023 2,220 2,306
1.38%, 08/31/2026 3,400 3,598
1.50%, 10/31/2021 5,050 5,139
1.50%, 11/30/2021 6,975 7,106
1.50%, 01/31/2022 3,104 3,169
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
1.50%, 08/15/2022 $ 850 $ 874
1.50%, 02/28/2023 2,995 3,100
1.50%, 03/31/2023 3,340 3,461
1.50%, 09/30/2024 5,950 6,267
1.50%, 10/31/2024 1,000 1,054
1.50%, 11/30/2024 3,080 3,249
1.50%, 08/15/2026 10,725 11,428
1.50%, 02/15/2030 14,860 16,064
1.63%, 12/31/2021 4,000 4,087
1.63%, 08/15/2022 1,990 2,051
1.63%, 08/31/2022 3,960 4,084
1.63%, 11/15/2022 2,790 2,886
1.63%, 04/30/2023 3,000 3,122
1.63%, 02/15/2026 3,315 3,546
1.63%, 05/15/2026 3,345 3,585
1.63%, 09/30/2026 1,265 1,358
1.63%, 11/30/2026 1,500 1,612
1.63%, 08/15/2029 3,750 4,092
1.75%, 11/30/2021 3,975 4,064
1.75%, 02/28/2022 920 944
1.75%, 03/31/2022 4,435 4,557
1.75%, 04/30/2022 3,335 3,432
1.75%, 05/15/2022 3,430 3,531
1.75%, 05/31/2022 5,280 5,439
1.75%, 06/15/2022 2,000 2,062
1.75%, 06/30/2022 3,860 3,982
1.75%, 07/15/2022 10,800 11,147
1.75%, 09/30/2022 1,640 1,698
1.75%, 01/31/2023 2,560 2,663
1.75%, 05/15/2023 2,517 2,630
1.75%, 06/30/2024 3,970 4,211
1.75%, 12/31/2024 5,620 5,996
1.75%, 11/15/2029 9,045 9,986
1.88%, 11/30/2021 3,107 3,182
1.88%, 01/31/2022 3,580 3,676
1.88%, 02/28/2022 3,000 3,085
1.88%, 03/31/2022 6,700 6,899
1.88%, 04/30/2022 3,640 3,753
1.88%, 05/31/2022 1,200 1,239
1.88%, 07/31/2022 3,640 3,769
1.88%, 08/31/2022 3,810 3,950
1.88%, 10/31/2022 4,000 4,159
1.88%, 08/31/2024 4,000 4,273
1.88%, 07/31/2026 7,400 8,051
2.00%, 08/31/2021 3,995 4,080
2.00%, 11/15/2021 11,310 11,593
2.00%, 12/31/2021 2,890 2,969
2.00%, 02/15/2022 1,545 1,591
2.00%, 07/31/2022 3,331 3,458
2.00%, 10/31/2022 4,050 4,222
2.00%, 11/30/2022 3,615 3,774
2.00%, 02/15/2023 4,597 4,816
2.00%, 04/30/2024 4,035 4,310
2.00%, 05/31/2024 6,765 7,234
2.00%, 06/30/2024 5,195 5,562
2.00%, 02/15/2025 8,570 9,254
2.00%, 08/15/2025 4,850 5,265
2.00%, 11/15/2026 1,690 1,856
2.00%, 02/15/2050 4,900 5,612
2.13%, 08/15/2021 3,140 3,208
2.13%, 09/30/2021 2,955 3,027
2.13%, 12/31/2021 3,105 3,195
2.13%, 05/15/2022 4,160 4,312
2.13%, 06/30/2022 4,365 4,535
2.13%, 12/31/2022 6,600 6,921
2.13%, 03/31/2024 10,250 10,982
2.13%, 07/31/2024 5,810 6,257
2.13%, 09/30/2024 4,770 5,149

Schedule of Investments
Bond Market Index Account
June 30, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.13%, 11/30/2024 $ 4,460 $ 4,828
2.13%, 05/15/2025 8,950 9,746
2.13%, 05/31/2026 2,000 2,202
2.25%, 04/15/2022 4,315 4,475
2.25%, 12/31/2023 3,655 3,917
2.25%, 01/31/2024 1,475 1,583
2.25%, 04/30/2024 4,850 5,227
2.25%, 10/31/2024 3,336 3,624
2.25%, 11/15/2024 8,963 9,744
2.25%, 12/31/2024 3,000 3,268
2.25%, 11/15/2025 2,500 2,754
2.25%, 03/31/2026 5,000 5,533
2.25%, 02/15/2027 8,160 9,115
2.25%, 08/15/2027 5,535 6,217
2.25%, 11/15/2027 9,840 11,082
2.25%, 08/15/2046 4,870 5,776
2.25%, 08/15/2049 6,380 7,673
2.38%, 03/15/2022 4,230 4,388
2.38%, 01/31/2023 4,235 4,475
2.38%, 02/29/2024 4,635 5,002
2.38%, 08/15/2024 4,595 4,999
2.38%, 04/30/2026 5,000 5,574
2.38%, 05/15/2027 15,430 17,415
2.38%, 05/15/2029 8,350 9,636
2.38%, 11/15/2049 11,040 13,636
2.50%, 01/15/2022 4,200 4,349
2.50%, 02/15/2022 4,295 4,456
2.50%, 03/31/2023 4,560 4,850
2.50%, 08/15/2023 13,632 14,615
2.50%, 01/31/2024 4,530 4,901
2.50%, 05/15/2024 3,066 3,336
2.50%, 01/31/2025 3,300 3,637
2.50%, 02/15/2045 5,720 7,056
2.50%, 05/15/2046 4,425 5,488
2.63%, 07/15/2021 1,010 1,036
2.63%, 12/15/2021 4,045 4,189
2.63%, 06/30/2023 4,360 4,678
2.63%, 03/31/2025 1,805 2,005
2.63%, 12/31/2025 5,000 5,619
2.63%, 02/15/2029 6,785 7,951
2.75%, 08/15/2021 3,645 3,750
2.75%, 09/15/2021 4,285 4,418
2.75%, 04/30/2023 4,205 4,510
2.75%, 07/31/2023 2,700 2,913
2.75%, 08/31/2023 3,000 3,243
2.75%, 11/15/2023 5,656 6,141
2.75%, 02/15/2024 5,336 5,826
2.75%, 02/28/2025 3,535 3,941
2.75%, 06/30/2025 1,280 1,436
2.75%, 08/31/2025 5,225 5,876
2.75%, 02/15/2028 7,605 8,871
2.75%, 08/15/2042 1,591 2,040
2.75%, 11/15/2042 2,610 3,343
2.75%, 08/15/2047 4,280 5,592
2.75%, 11/15/2047 1,375 1,799
2.88%, 10/15/2021 4,110 4,253
2.88%, 11/15/2021 3,235 3,354
2.88%, 10/31/2023 3,000 3,267
2.88%, 11/30/2023 2,935 3,202
2.88%, 04/30/2025 2,475 2,783
2.88%, 05/31/2025 4,120 4,640
2.88%, 07/31/2025 2,000 2,259
2.88%, 11/30/2025 3,435 3,902
2.88%, 05/15/2028 4,400 5,193
2.88%, 08/15/2028 5,140 6,087
2.88%, 05/15/2043 5,703 7,450
2.88%, 08/15/2045 4,255 5,609
2.88%, 11/15/2046 850 1,130
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.88%, 05/15/2049 $ 5,720 $ 7,739
3.00%, 09/30/2025 820 934
3.00%, 10/31/2025 4,500 5,133
3.00%, 05/15/2042 1,200 1,598
3.00%, 11/15/2044 4,995 6,687
3.00%, 05/15/2045 4,260 5,720
3.00%, 11/15/2045 3,500 4,718
3.00%, 02/15/2047 4,540 6,185
3.00%, 05/15/2047 3,400 4,634
3.00%, 02/15/2048 4,050 5,544
3.00%, 08/15/2048 3,700 5,088
3.00%, 02/15/2049 4,115 5,681
3.13%, 11/15/2028 4,855 5,870
3.13%, 11/15/2041 1,700 2,302
3.13%, 02/15/2042 1,300 1,764
3.13%, 02/15/2043 4,020 5,451
3.13%, 08/15/2044 4,060 5,536
3.13%, 05/15/2048 4,020 5,634
3.38%, 05/15/2044 3,425 4,844
3.38%, 11/15/2048 6,575 9,662
3.63%, 08/15/2043 3,570 5,214
3.63%, 02/15/2044 5,760 8,431
3.75%, 11/15/2043 1,165 1,734
3.88%, 08/15/2040 1,669 2,488
4.25%, 11/15/2040 1,135 1,773
4.38%, 11/15/2039 1,175 1,848
4.38%, 05/15/2040 1,489 2,352
4.38%, 05/15/2041 1,660 2,640
4.50%, 02/15/2036 2,000 3,062
4.50%, 05/15/2038 710 1,120
4.50%, 08/15/2039 1,235 1,967
4.63%, 02/15/2040 1,100 1,784
4.75%, 02/15/2041 2,628 4,360
5.25%, 11/15/2028 2,415 3,343
5.25%, 02/15/2029 2,000 2,789
5.38%, 02/15/2031 3,616 5,373
6.00%, 02/15/2026 2,000 2,628
6.13%, 11/15/2027 2,225 3,137
6.13%, 08/15/2029 1,000 1,494
6.25%, 05/15/2030 1,500 2,311
6.38%, 08/15/2027 1,830 2,588
6.88%, 08/15/2025 1,000 1,334
8.00%, 11/15/2021 510 565
$ 982,301
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,643,274
Total Investments $ 2,671,199
Other Assets and Liabilities -  (5.60)% (141,740)
TOTAL NET ASSETS - 100.00% $ 2,529,459
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,521 or
0.14% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $20,144 or 0.80% of net assets.
(g) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(h) Security purchased on a when-issued basis.

Schedule of Investments
Bond Market Index Account
June 30, 2020 (unaudited)
See accompanying notes.

(i) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j) The value of these investments was determined using significant unobservable inputs.
(k) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(l) Security was purchased in a "to-be-announced" ("TBA") transaction.  See
Notes to Financial Statements for additional information.
Portfolio Summary  (unaudited)
Sector Percent
Government 43.21%
Mortgage Securities 27.95%
Financial 8.11%
Money Market Funds 7.48%
Consumer, Non-cyclical 4.65%
Communications 2.51%
Energy 2.05%
Industrial 1.88%
Utilities 1.85%
Technology 1.82%
Consumer, Cyclical 1.30%
Investment Companies 1.19%
Basic Materials 0.55%
Revenue Bonds 0.41%
Asset Backed Securities 0.35%
General Obligation Unlimited 0.22%
Insured 0.05%
General Obligation Limited 0.02%
Other Assets and Liabilities
(5.60)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales June 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 81,892 $ 767,269 $ 663,543 $ 185,618
$ 81,892 $ 767,269 $ 663,543 $ 185,618
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 250 $ — $ — $ —
$ 250 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Core Plus Bond Account
June 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 7.54% Shares Held Value (000's)
Exchange-Traded Funds - 4.36%
iShares iBoxx $ Investment Grade Corporate
Bond ETF
22,000 $ 2,959
SPDR Bloomberg Barclays High Yield Bond ETF 83,000 8,396
$ 11,355
Money Market Funds - 3.18%
BlackRock Liquidity FedFund - Institutional
Class 0.09%
(a),(b)
1,122,614 1,123
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
7,168,780 7,169
$ 8,292
TOTAL INVESTMENT COMPANIES $ 19,647
BONDS - 61.23%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1.69%
Boeing Co/The
2.70%, 02/01/2027 $ 540 $ 527
2.80%, 03/01/2024 300 304
3.10%, 05/01/2026 190 194
3.20%, 03/01/2029 200 198
3.50%, 03/01/2039 65 58
3.63%, 03/01/2048 155 136
3.75%, 02/01/2050 150 135
3.90%, 05/01/2049 75 69
4.88%, 05/01/2025 380 414
Lockheed Martin Corp
1.85%, 06/15/2030 110 113
2.90%, 03/01/2025 360 396
4.09%, 09/15/2052 60 78
Raytheon Technologies Corp
3.50%, 03/15/2027
(e)
215 242
3.95%, 08/16/2025 390 444
4.45%, 11/16/2038 115 141
4.50%, 06/01/2042 205 256
5.40%, 05/01/2035 130 176
SSL Robotics LLC
9.75%, 12/31/2023
(e)
135 144
TransDigm Inc
6.25%, 03/15/2026
(e)
75 75
7.50%, 03/15/2027 140 134
Triumph Group Inc
5.25%, 06/01/2022 55 47
6.25%, 09/15/2024
(e)
20 17
7.75%, 08/15/2025
(f)
160 120
$ 4,418
Agriculture - 0.67%
Altria Group Inc
2.35%, 05/06/2025 155 163
4.50%, 05/02/2043 5 6
5.80%, 02/14/2039 85 105
5.95%, 02/14/2049 35 46
BAT Capital Corp
2.76%, 08/15/2022 395 409
3.22%, 08/15/2024 170 182
3.56%, 08/15/2027 220 237
4.54%, 08/15/2047 120 130
JBS Investments II GmbH
7.00%, 01/15/2026
(e)
200 210
Reynolds American Inc
5.70%, 08/15/2035 165 203
5.85%, 08/15/2045 45 55
$ 1,746
Airlines - 0.89%
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 521 422
American Airlines 2014-1 Class A Pass Through
Trust
3.70%, 04/01/2028 116 98
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
American Airlines 2015-1 Class A Pass Through
Trust
3.38%, 11/01/2028 $ 23 $ 19
American Airlines 2016-3 Class A Pass Through
Trust
3.25%, 04/15/2030 195 159
Continental Airlines 2007-1 Class A Pass Through
Trust
5.98%, 10/19/2023 85 80
Continental Airlines 2012-1 Class A Pass Through
Trust
4.15%, 10/11/2025 305 286
JetBlue 2019-1 Class AA Pass Through Trust
2.75%, 11/15/2033 133 126
Mileage Plus Holdings LLC / Mileage Plus
Intellectual Property Assets Ltd
6.50%, 06/20/2027
(g)
45 45
Southwest Airlines Co
4.75%, 05/04/2023 195 200
5.25%, 05/04/2025 125 132
United Airlines 2014-2 Class A Pass Through
Trust
3.75%, 03/03/2028 224 204
United Airlines 2018-1 Class A Pass Through
Trust
3.70%, 09/01/2031 191 153
United Airlines 2018-1 Class AA Pass Through
Trust
3.50%, 09/01/2031 187 175
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 160 144
US Airways 2013-1 Class A Pass Through Trust
3.95%, 05/15/2027 93 77
$ 2,320
Automobile Asset Backed Securities - 2.51%
AmeriCredit Automobile Receivables Trust
2020-1
0.54%, 03/20/2023 2,500 2,499
1.00 x 1 Month USD LIBOR + 0.35%
Carmax Auto Owner Trust 2018-4
0.38%, 02/15/2022 395 395
1.00 x 1 Month USD LIBOR + 0.20%
Drive Auto Receivables Trust 2020-2
0.72%, 07/17/2023 500 500
1.00 x 1 Month USD LIBOR + 0.53%
Ford Credit Auto Lease Trust 2019-B
2.28%, 02/15/2022 274 275
Mercedes-Benz Auto Lease Trust 2019-A
3.10%, 11/15/2021 325 328
Santander Retail Auto Lease Trust 2019-A
2.72%, 01/20/2022
(e)
1,103 1,113
Tesla Auto Lease Trust 2019-A
2.13%, 04/20/2022
(e)
915 925
World Omni Auto Receivables Trust
1.05%, 03/15/2021 381 382
World Omni Auto Receivables Trust 2019-A
3.02%, 04/15/2022 136 136
$ 6,553
Automobile Floor Plan Asset Backed Securities - 0.96%
GMF Floorplan Owner Revolving Trust
0.50%, 09/15/2022
(e)
2,500 2,498
1.00 x 1 Month USD LIBOR + 0.32%
Automobile Manufacturers - 1.18%
BMW US Capital LLC
3.80%, 04/06/2023
(e)
305 328
3.90%, 04/09/2025
(e)
550 610

Schedule of Investments
Core Plus Bond Account
June 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Daimler Finance North America LLC
2.70%, 08/03/2020
(e)
$ 450 $ 451
Ford Motor Co
8.50%, 04/21/2023 80 85
9.00%, 04/22/2025 80 86
9.63%, 04/22/2030
(f)
25 30
Ford Motor Credit Co LLC
4.14%, 02/15/2023 520 509
General Motors Co
6.25%, 10/02/2043 120 127
6.60%, 04/01/2036 275 297
General Motors Financial Co Inc
3.45%, 01/14/2022 365 371
Navistar International Corp
6.63%, 11/01/2025
(e)
155 147
9.50%, 05/01/2025
(e)
25 27
$ 3,068
Automobile Parts & Equipment - 0.06%
American Axle & Manufacturing Inc
6.63%, 10/15/2022 60 61
6.88%, 07/01/2028 40 39
Dana Inc
5.38%, 11/15/2027 40 40
5.63%, 06/15/2028 25 25
$ 165
Banks - 9.44%
ANZ New Zealand Int'l Ltd/London
2.55%, 02/13/2030
(e),(f)
300 321
Banco de Credito del Peru
2.70%, 01/11/2025
(e)
100 100
Banco Internacional del Peru SAA Interbank
3.25%, 10/04/2026
(e)
150 151
Banco Santander Mexico SA Institucion de Banca
Multiple Grupo Financiero Santand
5.38%, 04/17/2025
(e)
150 164
Banco Santander SA
2.75%, 05/28/2025 600 622
Bancolombia SA
3.00%, 01/29/2025 200 196
Bank of America Corp
2.68%, 06/19/2041
(h)
355 365
United States Secured Overnight Financing
Rate + 1.93%
2.88%, 10/22/2030
(h)
305 330
3 Month USD LIBOR + 1.19%
3.19%, 07/23/2030
(h)
165 182
3 Month USD LIBOR + 1.18%
3.46%, 03/15/2025
(h)
135 146
3 Month USD LIBOR + 0.97%
4.20%, 08/26/2024 700 777
4.25%, 10/22/2026 150 172
4.30%, 12/31/2099
(h),(i)
175 157
3 Month USD LIBOR + 2.66%
Bank of Montreal
3.80%, 12/15/2032
(h)
185 199
USD Swap Semi-Annual 5 Year + 1.43%
Barclays PLC
2.85%, 05/07/2026
(h)
400 418
3 Month USD LIBOR + 2.45%
7.75%, 12/31/2049
(h),(i)
200 203
USD Swap Semi-Annual 5 Year + 4.84%
BNP Paribas SA
2.22%, 06/09/2026
(e),(h)
400 410
United States Secured Overnight Financing
Rate + 2.07%
4.50%, 12/31/2049
(e),(h),(i)
310 272
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
CIT Group Inc
3.93%, 06/19/2024
(h)
$ 35 $ 34
United States Secured Overnight Financing
Rate + 3.83%
4.13%, 03/09/2021 50 50
5.00%, 08/15/2022 120 123
5.80%, 12/31/2049
(h),(i)
95 73
3 Month USD LIBOR + 3.97%
Citigroup Inc
3.11%, 04/08/2026
(h)
495 532
United States Secured Overnight Financing
Rate + 2.75%
3.52%, 10/27/2028
(h)
60 66
3 Month USD LIBOR + 1.15%
4.65%, 07/23/2048 105 137
4.70%, 12/31/2049
(h),(i)
75 67
United States Secured Overnight Financing
Rate + 3.23%
Cooperatieve Rabobank UA
3.95%, 11/09/2022 300 317
Credit Suisse AG/New York NY
2.95%, 04/09/2025 980 1,064
Credit Suisse Group AG
2.19%, 06/05/2026
(e),(h)
1,000 1,013
United States Secured Overnight Financing
Rate + 2.04%
4.19%, 04/01/2031
(e),(h)
250 285
United States Secured Overnight Financing
Rate + 3.73%
5.10%, 12/31/2049
(e),(h),(i)
200 190
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.29%
Danske Bank A/S
3.00%, 09/20/2022
(e),(h)
1,000 1,016
3 Month USD LIBOR + 1.25%
DBS Group Holdings Ltd
4.52%, 12/11/2028
(e),(h)
315 340
USD Swap Rate NY 5 Year + 1.59%
First Republic Bank/CA
2.50%, 06/06/2022 250 257
4.63%, 02/13/2047 500 600
Goldman Sachs Group Inc/The
3.63%, 02/20/2024 275 299
3.85%, 01/26/2027 160 180
5.75%, 01/24/2022 370 399
6.75%, 10/01/2037 300 437
HSBC Holdings PLC
2.63%, 11/07/2025
(h)
335 347
3 Month USD LIBOR + 1.14%
4.25%, 03/14/2024 435 469
JPMorgan Chase & Co
2.08%, 04/22/2026
(h)
335 348
United States Secured Overnight Financing
Rate + 1.85%
3.96%, 11/15/2048
(h)
20 24
3 Month USD LIBOR + 1.38%
4.60%, 12/31/2049
(h),(i)
765 683
United States Secured Overnight Financing
Rate + 3.13%
4.95%, 06/01/2045 140 188
5.50%, 10/15/2040 260 373
Lloyds Banking Group PLC
3.87%, 07/09/2025
(h)
850 923
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%

Schedule of Investments
Core Plus Bond Account
June 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley
2.19%, 04/28/2026
(h)
$ 150 $ 156
United States Secured Overnight Financing
Rate + 1.99%
3.62%, 04/01/2031
(h)
170 194
United States Secured Overnight Financing
Rate + 3.12%
5.00%, 11/24/2025 330 385
5.55%, 12/31/2049
(h),(i)
565 519
3 Month USD LIBOR + 3.81%
6.38%, 07/24/2042 120 187
NatWest Markets PLC
2.38%, 05/21/2023
(e)
200 205
Popular Inc
6.13%, 09/14/2023 65 66
Royal Bank of Scotland Group PLC
4.27%, 03/22/2025
(h)
200 218
3 Month USD LIBOR + 1.76%
5.13%, 05/28/2024 890 974
6.00%, 12/31/2049
(f),(h),(i)
425 431
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
7.50%, 12/31/2049
(h),(i)
425 427
USD Swap Semi-Annual 5 Year + 5.80%
Santander UK PLC
5.00%, 11/07/2023
(e)
287 313
Standard Chartered PLC
2.82%, 01/30/2026
(e),(h)
235 240
3 Month USD LIBOR + 1.21%
6.00%, 12/31/2049
(e),(h),(i)
690 686
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
Synchrony Bank
3.00%, 06/15/2022 1,125 1,149
UBS AG/London
1.75%, 04/21/2022
(e)
460 469
UBS Group AG
6.88%, 12/31/2049
(h),(i)
440 445
USD Swap Semi-Annual (VS 6 Month) 5
Year + 5.50%
US Bancorp
3.00%, 07/30/2029 175 190
Wells Fargo & Co
2.39%, 06/02/2028
(h)
545 563
United States Secured Overnight Financing
Rate + 2.10%
3.07%, 04/30/2041
(h)
105 110
United States Secured Overnight Financing
Rate + 2.53%
4.40%, 06/14/2046 170 203
Westpac Banking Corp
4.11%, 07/24/2034
(h)
85 94
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 315 371
$ 24,614
Beverages - 0.64%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 115 129
4.90%, 02/01/2046 490 600
Anheuser-Busch InBev Worldwide Inc
2.50%, 07/15/2022 27 28
5.45%, 01/23/2039 225 284
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Constellation Brands Inc
2.88%, 05/01/2030 $ 90 $ 95
3.15%, 08/01/2029 410 440
4.40%, 11/15/2025 70 81
$ 1,657
Biotechnology - 0.07%
Amgen Inc
2.20%, 02/21/2027 175 184
Building Materials - 0.23%
BMC East LLC
5.50%, 10/01/2024
(e)
100 101
Builders FirstSource Inc
5.00%, 03/01/2030
(e)
65 61
6.75%, 06/01/2027
(e)
85 87
Carrier Global Corp
2.24%, 02/15/2025
(e)
155 158
Martin Marietta Materials Inc
2.50%, 03/15/2030 115 116
Norbord Inc
5.75%, 07/15/2027
(e)
65 66
$ 589
Chemicals - 0.80%
Air Products and Chemicals Inc
2.70%, 05/15/2040 85 89
Aruba Investments Inc
8.75%, 02/15/2023
(e)
203 204
Blue Cube Spinco LLC
9.75%, 10/15/2023 70 72
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(e)
200 183
CF Industries Inc
4.95%, 06/01/2043 135 146
Consolidated Energy Finance SA
6.50%, 05/15/2026
(e)
165 139
DuPont de Nemours Inc
5.32%, 11/15/2038 165 209
5.42%, 11/15/2048 105 138
EI du Pont de Nemours and Co
1.70%, 07/15/2025 175 181
2.30%, 07/15/2030 35 36
LYB International Finance III LLC
2.88%, 05/01/2025 250 266
NOVA Chemicals Corp
5.25%, 08/01/2023
(e)
55 53
PolyOne Corp
5.75%, 05/15/2025
(e)
75 77
SABIC Capital II BV
4.00%, 10/10/2023
(e)
200 213
Valvoline Inc
4.25%, 02/15/2030
(e)
30 30
4.38%, 08/15/2025
(e)
15 15
Westlake Chemical Corp
3.38%, 06/15/2030 35 36
$ 2,087
Commercial Mortgage Backed Securities - 1.96%
BANK 2017-BNK9
4.03%, 11/15/2054
(j)
500 507
Benchmark 2019-B15 Mortgage Trust
3.56%, 12/15/2072 250 252
Citigroup Commercial Mortgage Trust
2015-GC27
3.57%, 02/10/2048 900 946
Citigroup Commercial Mortgage Trust
2016-GC37
3.58%, 04/10/2049 350 369
Credit Suisse Commercial Mortgage Trust Series
2006-C5
1.09%, 12/15/2039
(j),(k)
130 2

Schedule of Investments
Core Plus Bond Account
June 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
GS Mortgage Securities Trust 2011-GC5
1.49%, 08/10/2044
(e),(j),(k)
$ 9,057 $ 85
GS Mortgage Securities Trust 2012-GCJ7
2.35%, 05/10/2045
(j),(k)
1,595 31
GS Mortgage Securities Trust 2013-GC16
1.21%, 11/10/2046
(j),(k)
1,903 54
GS Mortgage Securities Trust 2014-GC26
1.11%, 11/10/2047
(j),(k)
4,183 143
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 375 410
JP Morgan Chase Commercial Mortgage
Securities Trust 2011-C5
5.61%, 08/15/2046
(e),(j)
350 346
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-LC9
1.65%, 12/15/2047
(j),(k)
1,792 51
JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3
3.14%, 08/15/2049 500 520
JPMBB Commercial Mortgage Securities Trust
2014-C24
4.55%, 11/15/2047
(j)
500 430
LB-UBS Commercial Mortgage Trust 2007-C1
0.35%, 02/15/2040
(j),(k)
397 —
Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C5
1.58%, 08/15/2045
(e),(j),(k)
3,129 69
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14
1.15%, 02/15/2047
(j),(k)
5,832 126
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
1.16%, 06/15/2047
(j),(k)
3,485 99
MSBAM Commercial Mortgage Securities Trust
2012-CKSV
1.19%, 10/15/2030
(e),(j),(k)
3,500 65
UBS-Barclays Commercial Mortgage Trust
2012-C4
1.76%, 12/10/2045
(e),(j),(k)
1,172 33
3.32%, 12/10/2045
(e)
500 510
WFRBS Commercial Mortgage Trust 2013-C12
1.34%, 03/15/2048
(e),(j),(k)
2,362 59
$ 5,107
Commercial Services - 0.64%
ADT Security Corp/The
6.25%, 10/15/2021 45 46
Ahern Rentals Inc
7.38%, 05/15/2023
(e)
145 70
Brink's Co/The
5.50%, 07/15/2025
(e)
110 112
CoStar Group Inc
2.80%, 07/15/2030
(e),(g)
140 143
DP World PLC
6.85%, 07/02/2037 100 121
Garda World Security Corp
9.50%, 11/01/2027
(e)
126 133
Global Payments Inc
2.65%, 02/15/2025 180 191
PayPal Holdings Inc
2.65%, 10/01/2026 240 261
Prime Security Services Borrower LLC / Prime
Finance Inc
6.25%, 01/15/2028
(e)
110 104
Refinitiv US Holdings Inc
6.25%, 05/15/2026
(e)
95 101
8.25%, 11/15/2026
(e)
60 65
Tms International Holding Corp
7.25%, 08/15/2025
(e)
195 159
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
United Rentals North America Inc
4.63%, 10/15/2025 $ 75 $ 75
4.88%, 01/15/2028 75 77
$ 1,658
Computers - 0.86%
Apple Inc
2.75%, 01/13/2025 220 239
4.65%, 02/23/2046 110 152
Dell International LLC / EMC Corp
4.42%, 06/15/2021
(e)
365 375
4.90%, 10/01/2026
(e)
370 408
5.45%, 06/15/2023
(e)
250 274
7.13%, 06/15/2024
(e)
235 243
8.35%, 07/15/2046
(e)
125 167
NetApp Inc
1.88%, 06/22/2025 290 294
Seagate HDD Cayman
4.13%, 01/15/2031
(e)
80 84
$ 2,236
Credit Card Asset Backed Securities - 0.86%
Chase Issuance Trust
0.38%, 04/17/2023 1,238 1,239
1.00 x 1 Month USD LIBOR + 0.20%
0.73%, 06/15/2023 1,000 1,004
1.00 x 1 Month USD LIBOR + 0.55%
$ 2,243
Distribution & Wholesale - 0.07%
American Builders & Contractors Supply Co Inc
4.00%, 01/15/2028
(e)
90 87
5.88%, 05/15/2026
(e)
105 104
$ 191
Diversified Financial Services - 1.61%
AerCap Holdings NV
5.88%, 10/10/2079
(h)
150 108
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
4.50%, 09/15/2023
(g)
705 705
Air Lease Corp
3.38%, 07/01/2025 370 371
Ally Financial Inc
4.25%, 04/15/2021 30 31
Blackstone Holdings Finance Co LLC
3.50%, 09/10/2049
(e)
50 52
Brookfield Finance Inc
4.00%, 04/01/2024 870 943
4.85%, 03/29/2029 100 118
Brookfield Finance LLC
3.45%, 04/15/2050 310 297
Credit Acceptance Corp
5.13%, 12/31/2024
(e)
30 29
6.63%, 03/15/2026 205 206
GE Capital International Funding Co Unlimited
Co
4.42%, 11/15/2035 200 203
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%, 09/15/2024
(e),(j),(l)
100 67
ILFC E-Capital Trust II
3.27%, 12/21/2065
(e),(j)
100 52
Navient Corp
5.00%, 03/15/2027 50 42
6.63%, 07/26/2021 125 122
6.75%, 06/15/2026 140 130
Nuveen Finance LLC
4.13%, 11/01/2024
(e)
290 327

Schedule of Investments
Core Plus Bond Account
June 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Springleaf Finance Corp
5.63%, 03/15/2023 $ 75 $ 76
6.63%, 01/15/2028 130 129
6.88%, 03/15/2025 175 180
8.88%, 06/01/2025 5 5
$ 4,193
Electric - 3.59%
Alabama Power Co
3.45%, 10/01/2049 160 175
Avangrid Inc
3.20%, 04/15/2025 490 536
Centrais Eletricas Brasileiras SA
3.63%, 02/04/2025
(e)
200 196
CMS Energy Corp
3.00%, 05/15/2026 75 81
4.70%, 03/31/2043 120 144
Commonwealth Edison Co
4.00%, 03/01/2049 225 279
Dominion Energy Inc
2.58%, 07/01/2020 900 900
3.90%, 10/01/2025 100 113
4.25%, 06/01/2028 85 98
DTE Electric Co
3.95%, 03/01/2049 60 73
DTE Energy Co
3.40%, 06/15/2029 280 302
Duke Energy Florida LLC
3.80%, 07/15/2028 220 257
Enel Chile SA
4.88%, 06/12/2028 105 117
Evergy Inc
2.90%, 09/15/2029 245 262
Exelon Corp
3.50%, 06/01/2022 215 225
FirstEnergy Corp
1.60%, 01/15/2026 145 146
2.25%, 09/01/2030 50 50
3.40%, 03/01/2050 250 264
Fortis Inc/Canada
3.06%, 10/04/2026 103 111
Georgia Power Co
3.70%, 01/30/2050 50 55
4.30%, 03/15/2043 80 95
Indiantown Cogeneration LP
9.77%, 12/15/2020 10 11
MidAmerican Energy Co
3.15%, 04/15/2050 120 136
National Rural Utilities Cooperative Finance Corp
2.40%, 04/25/2022 180 186
4.75%, 04/30/2043
(h)
125 125
3 Month USD LIBOR + 2.91%
NextEra Energy Capital Holdings Inc
2.75%, 05/01/2025 370 400
2.75%, 11/01/2029 145 156
3.50%, 04/01/2029 300 339
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
(e)
145 147
NRG Energy Inc
5.25%, 06/15/2029
(e)
80 84
6.63%, 01/15/2027 110 115
7.25%, 05/15/2026 85 90
Pacific Gas and Electric Co
1.75%, 06/16/2022 735 736
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
3.88%, 07/17/2029
(e)
200 209
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
PPL Electric Utilities Corp
3.95%, 06/01/2047 $ 85 $ 103
4.75%, 07/15/2043 90 117
PPL WEM Ltd / Western Power Distribution PLC
5.38%, 05/01/2021
(e)
735 753
Public Service Co of Colorado
4.05%, 09/15/2049 55 68
Southern California Edison Co
4.20%, 03/01/2029 125 146
4.88%, 03/01/2049 150 196
Southern Co/The
5.50%, 03/15/2057
(h)
50 51
3 Month USD LIBOR + 3.63%
Tucson Electric Power Co
4.85%, 12/01/2048 25 33
Virginia Electric and Power Co
3.80%, 04/01/2028 180 209
4.60%, 12/01/2048 60 79
Vistra Operations Co LLC
5.50%, 09/01/2026
(e)
100 102
5.63%, 02/15/2027
(e)
55 56
Xcel Energy Inc
2.60%, 12/01/2029 205 220
$ 9,346
Electrical Components & Equipment - 0.14%
Energizer Holdings Inc
4.75%, 06/15/2028
(e),(g)
85 83
5.50%, 06/15/2025
(e)
65 67
6.38%, 07/15/2026
(e)
60 62
WESCO Distribution Inc
7.13%, 06/15/2025
(e)
90 95
7.25%, 06/15/2028
(e)
45 48
$ 355
Electronics - 0.08%
Sensata Technologies BV
5.00%, 10/01/2025
(e)
155 165
Sensata Technologies Inc
4.38%, 02/15/2030
(e)
55 54
$ 219
Engineering & Construction - 0.02%
MasTec Inc
4.88%, 03/15/2023 60 60
Entertainment - 0.46%
Boyne USA Inc
7.25%, 05/01/2025
(e)
150 157
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10/15/2025
(e)
100 87
CCM Merger Inc
6.00%, 03/15/2022
(e)
145 144
Colt Merger Sub Inc
6.25%, 07/01/2025
(e),(g)
130 129
8.13%, 07/01/2027
(e),(g)
120 116
Eldorado Resorts Inc
6.00%, 04/01/2025 35 37
6.00%, 09/15/2026 185 200
Enterprise Development Authority/The
12.00%, 07/15/2024
(e)
125 126
Lions Gate Capital Holdings LLC
5.88%, 11/01/2024
(e)
80 76
Scientific Games International Inc
8.63%, 07/01/2025
(g)
55 51
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp
5.13%, 10/01/2029
(e)
100 89
$ 1,212
Environmental Control - 0.25%
Republic Services Inc
2.30%, 03/01/2030 140 146

Schedule of Investments
Core Plus Bond Account
June 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control (continued)
Waste Connections Inc
2.60%, 02/01/2030 $ 135 $ 142
4.25%, 12/01/2028 300 355
$ 643
Food - 0.75%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
4.63%, 01/15/2027
(e)
115 115
5.75%, 03/15/2025 70 71
5.88%, 02/15/2028
(e)
90 93
6.63%, 06/15/2024 105 108
Gruma SAB de CV
4.88%, 12/01/2024
(e)
350 375
Ingles Markets Inc
5.75%, 06/15/2023 113 113
JBS USA LUX SA / JBS USA Finance Inc
5.75%, 06/15/2025
(e)
160 162
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
6.50%, 04/15/2029
(e)
45 48
Kraft Heinz Foods Co
4.38%, 06/01/2046 125 123
McCormick & Co Inc/MD
3.15%, 08/15/2024 225 244
Post Holdings Inc
4.63%, 04/15/2030
(e)
30 29
5.00%, 08/15/2026
(e)
225 226
TreeHouse Foods Inc
4.88%, 03/15/2022 40 40
Want Want China Finance Ltd
2.88%, 04/27/2022 200 204
$ 1,951
Gas - 0.25%
Dominion Energy Gas Holdings LLC
3.00%, 11/15/2029 115 123
Piedmont Natural Gas Co Inc
3.50%, 06/01/2029 180 205
Southern California Gas Co
2.55%, 02/01/2030 130 140
Southern Co Gas Capital Corp
4.40%, 05/30/2047 165 196
$ 664
Healthcare - Products - 0.50%
Abbott Laboratories
4.90%, 11/30/2046 185 266
Boston Scientific Corp
3.45%, 03/01/2024 290 314
4.55%, 03/01/2039 260 319
4.70%, 03/01/2049 215 274
Medtronic Inc
4.38%, 03/15/2035 106 139
$ 1,312
Healthcare - Services - 0.90%
Centene Corp
3.38%, 02/15/2030 265 267
4.25%, 12/15/2027 20 21
4.63%, 12/15/2029 70 74
4.75%, 05/15/2022 155 157
5.25%, 04/01/2025
(e)
200 206
5.38%, 06/01/2026
(e)
100 104
CHS/Community Health Systems Inc
6.25%, 03/31/2023 110 103
8.00%, 03/15/2026
(e)
105 99
DaVita Inc
4.63%, 06/01/2030
(e)
100 99
HCA Inc
5.88%, 05/01/2023 150 162
5.88%, 02/01/2029 275 311
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Tenet Healthcare Corp
4.63%, 07/15/2024 $ 95 $ 93
4.63%, 09/01/2024
(e)
80 78
5.13%, 11/01/2027
(e)
105 104
7.50%, 04/01/2025
(e)
60 64
UnitedHealth Group Inc
2.75%, 05/15/2040 235 252
3.50%, 08/15/2039 140 163
$ 2,357
Home Builders - 0.29%
Forestar Group Inc
5.00%, 03/01/2028
(e)
5 5
8.00%, 04/15/2024
(e)
260 269
KB Home
7.63%, 05/15/2023 55 60
Lennar Corp
4.88%, 12/15/2023 80 84
LGI Homes Inc
6.88%, 07/15/2026
(e)
200 204
Picasso Finance Sub Inc
6.13%, 06/15/2025
(e)
95 97
Williams Scotsman International Inc
7.88%, 12/15/2022
(e)
25 26
$ 745
Home Equity Asset Backed Securities - 0.07%
Saxon Asset Securities Trust 2004-1
1.88%, 03/25/2035 119 76
1.00 x 1 Month USD LIBOR + 1.70%
Specialty Underwriting & Residential Finance
Trust Series 2004-BC1
0.95%, 02/25/2035 123 113
1.00 x 1 Month USD LIBOR + 0.77%
$ 189
Insurance - 1.94%
Acrisure LLC / Acrisure Finance Inc
8.13%, 02/15/2024
(e)
95 99
American International Group Inc
3.90%, 04/01/2026 400 452
4.50%, 07/16/2044 360 419
Arch Capital Finance LLC
4.01%, 12/15/2026 125 142
5.03%, 12/15/2046 125 156
Arch Capital Group Ltd
3.64%, 06/30/2050 190 199
Markel Corp
3.35%, 09/17/2029 265 283
4.30%, 11/01/2047 95 107
Massachusetts Mutual Life Insurance Co
3.38%, 04/15/2050
(e)
105 108
New York Life Insurance Co
3.75%, 05/15/2050
(e)
120 136
PartnerRe Finance B LLC
3.70%, 07/02/2029 50 55
Pricoa Global Funding I
3.45%, 09/01/2023
(e)
575 625
Progressive Corp/The
3.95%, 03/26/2050 80 101
Swiss Re Finance Luxembourg SA
5.00%, 04/02/2049
(e),(h)
200 224
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
Voya Financial Inc
5.65%, 05/15/2053
(h)
360 363
3 Month USD LIBOR + 3.58%
6.13%, 12/31/2049
(h),(i)
50 49
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%

Schedule of Investments
Core Plus Bond Account
June 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
XLIT Ltd
4.45%, 03/31/2025 $ 830 $ 935
5.50%, 03/31/2045 450 602
$ 5,055
Internet - 0.42%
Amazon.com Inc
1.20%, 06/03/2027 145 147
2.50%, 06/03/2050 125 128
2.70%, 06/03/2060 110 112
Baidu Inc
3.08%, 04/07/2025 200 210
4.38%, 05/14/2024 200 218
Netflix Inc
4.38%, 11/15/2026 200 208
NortonLifeLock Inc
3.95%, 06/15/2022 65 66
$ 1,089
Investment Companies - 0.10%
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.75%, 09/15/2024 50 47
6.25%, 02/01/2022 60 60
6.25%, 05/15/2026 80 80
6.38%, 12/15/2025 65 65
$ 252
Iron & Steel - 0.56%
Cleveland-Cliffs Inc
4.88%, 01/15/2024
(e)
55 52
6.38%, 10/15/2025
(e)
25 20
6.75%, 03/15/2026
(e)
25 24
Nucor Corp
2.00%, 06/01/2025 130 135
2.70%, 06/01/2030 30 31
Steel Dynamics Inc
2.40%, 06/15/2025 220 227
2.80%, 12/15/2024 700 728
3.25%, 01/15/2031 50 51
3.45%, 04/15/2030 100 104
Vale Overseas Ltd
6.25%, 08/10/2026 50 59
6.88%, 11/21/2036 26 34
$ 1,465
Leisure Products & Services - 0.01%
NCL Corp Ltd
3.63%, 12/15/2024
(e)
40 24
Lodging - 0.03%
Hilton Domestic Operating Co Inc
5.38%, 05/01/2025
(e)
10 10
5.75%, 05/01/2028
(e)
10 10
MGM Resorts International
6.00%, 03/15/2023 60 61
$ 81
Machinery - Diversified - 0.15%
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
(e)
230 226
Westinghouse Air Brake Technologies Corp
3.20%, 06/15/2025 150 153
$ 379
Media - 2.91%
Altice Financing SA
7.50%, 05/15/2026
(e)
200 209
AMC Networks Inc
4.75%, 12/15/2022 37 37
4.75%, 08/01/2025 125 123
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(e)
157 160
5.50%, 05/01/2026
(e)
250 259
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.70%, 04/01/2051 $ 185 $ 181
4.46%, 07/23/2022 320 341
4.80%, 03/01/2050 135 149
4.91%, 07/23/2025 620 711
6.48%, 10/23/2045 120 159
Comcast Corp
3.75%, 04/01/2040 165 193
3.95%, 10/15/2025 200 229
3.97%, 11/01/2047 210 249
4.60%, 10/15/2038 280 356
4.60%, 08/15/2045 160 206
6.45%, 03/15/2037 200 296
CSC Holdings LLC
6.50%, 02/01/2029
(e)
208 227
6.75%, 11/15/2021 40 42
Diamond Sports Group LLC / Diamond Sports
Finance Co
5.38%, 08/15/2026
(e)
50 36
DISH DBS Corp
5.88%, 07/15/2022 140 142
6.75%, 06/01/2021 40 41
7.38%, 07/01/2028
(g)
50 50
Fox Corp
3.05%, 04/07/2025 100 108
5.48%, 01/25/2039 95 127
5.58%, 01/25/2049 90 125
Meredith Corp
6.88%, 02/01/2026 190 158
NBCUniversal Media LLC
4.45%, 01/15/2043 145 182
Radiate Holdco LLC / Radiate Finance Inc
6.63%, 02/15/2025
(e)
35 35
Time Warner Cable LLC
4.00%, 09/01/2021 225 231
5.88%, 11/15/2040 135 167
6.55%, 05/01/2037 100 132
UPC Holding BV
5.50%, 01/15/2028
(e)
300 288
ViacomCBS Inc
2.90%, 01/15/2027 350 367
4.38%, 03/15/2043 105 110
4.75%, 05/15/2025 215 246
4.95%, 05/19/2050 120 134
VTR Finance NV
6.38%, 07/15/2028
(e),(g)
200 205
Walt Disney Co/The
2.65%, 01/13/2031 30 32
3.50%, 05/13/2040 260 284
5.40%, 10/01/2043 80 109
Ziggo BV
5.50%, 01/15/2027
(e)
150 152
$ 7,588
Metal Fabrication & Hardware - 0.04%
Advanced Drainage Systems Inc
5.00%, 09/30/2027
(e)
65 66
Park-Ohio Industries Inc
6.63%, 04/15/2027 60 49
$ 115
Mining - 0.93%
First Quantum Minerals Ltd
7.25%, 04/01/2023
(e)
200 191
7.50%, 04/01/2025
(e)
200 192
FMG Resources August 2006 Pty Ltd
4.75%, 05/15/2022
(e)
125 127
Freeport-McMoRan Inc
4.25%, 03/01/2030 75 73

Schedule of Investments
Core Plus Bond Account
June 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Glencore Funding LLC
3.00%, 10/27/2022
(e)
$ 400 $ 411
Hudbay Minerals Inc
7.25%, 01/15/2023
(e)
70 69
7.63%, 01/15/2025
(e)
130 124
IAMGOLD Corp
7.00%, 04/15/2025
(e)
135 136
New Gold Inc
7.50%, 07/15/2027
(e)
125 129
Newmont Corp
2.25%, 10/01/2030 255 258
Novelis Corp
4.75%, 01/30/2030
(e)
165 158
Taseko Mines Ltd
8.75%, 06/15/2022
(e)
115 96
Teck Resources Ltd
3.90%, 07/15/2030
(e)
160 159
6.13%, 10/01/2035 180 204
6.25%, 07/15/2041 85 93
$ 2,420
Miscellaneous Manufacturers - 0.24%
General Electric Co
3.45%, 05/01/2027 85 87
5.55%, 01/05/2026 180 207
5.88%, 01/14/2038 220 249
6.88%, 01/10/2039 75 92
$ 635
Mortgage Backed Securities - 3.50%
Fannie Mae REMIC Trust 2005-W2
0.38%, 05/25/2035 29 29
1.00 x 1 Month USD LIBOR + 0.20%
Fannie Mae REMICS
2.25%, 07/25/2040 73 75
3.00%, 04/25/2022
(k)
125 2
3.00%, 04/25/2027
(k)
181 11
3.50%, 11/25/2027
(k)
125 9
3.50%, 07/25/2028
(k)
239 16
3.50%, 03/25/2031
(k)
255 10
5.82%, 10/25/2046
(k)
976 229
(1.00) x 1 Month USD LIBOR + 6.00%
5.92%, 02/25/2043
(k)
277 60
(1.00) x 1 Month USD LIBOR + 6.10%
5.92%, 09/25/2046
(k)
259 54
(1.00) x 1 Month USD LIBOR + 6.10%
6.32%, 03/25/2022
(k)
9 —
(1.00) x 1 Month USD LIBOR + 6.50%
Freddie Mac REMICS
0.63%, 05/15/2049 1,878 1,881
1.00 x 1 Month USD LIBOR + 0.45%
3.00%, 09/15/2025
(k)
15 —
3.00%, 03/15/2026
(k)
137 2
3.00%, 05/15/2027
(k)
142 8
3.00%, 10/15/2027
(k)
78 5
3.50%, 11/15/2020
(k)
26 —
4.00%, 11/15/2038
(k)
251 7
Ginnie Mae
5.31%, 05/20/2042
(k)
992 208
(1.00) x 1 Month USD LIBOR + 5.50%
5.90%, 07/16/2042
(k)
2,188 498
(1.00) x 1 Month USD LIBOR + 6.10%
5.90%, 07/16/2043
(k)
596 121
(1.00) x 1 Month USD LIBOR + 6.10%
5.91%, 11/20/2041
(k)
263 62
(1.00) x 1 Month USD LIBOR + 6.10%
5.91%, 06/20/2046
(k)
636 133
(1.00) x 1 Month USD LIBOR + 6.10%
5.95%, 12/20/2043
(k)
312 78
(1.00) x 1 Month USD LIBOR + 6.14%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae   (continued)
6.01%, 09/20/2041
(k)
$ 2,740 $ 484
(1.00) x 1 Month USD LIBOR + 6.20%
6.01%, 11/20/2045
(k)
1,663 359
(1.00) x 1 Month USD LIBOR + 6.20%
6.01%, 08/20/2047
(k)
1,667 373
(1.00) x 1 Month USD LIBOR + 6.20%
6.01%, 09/20/2047
(k)
2,639 570
(1.00) x 1 Month USD LIBOR + 6.20%
6.05%, 08/16/2045
(k)
2,517 569
(1.00) x 1 Month USD LIBOR + 6.25%
6.06%, 06/20/2044
(k)
3,909 529
(1.00) x 1 Month USD LIBOR + 6.25%
6.45%, 04/16/2042
(k)
1,068 255
(1.00) x 1 Month USD LIBOR + 6.65%
6.46%, 02/20/2042
(k)
167 43
(1.00) x 1 Month USD LIBOR + 6.65%
6.56%, 11/20/2045
(k)
2,236 534
(1.00) x 1 Month USD LIBOR + 6.75%
6.89%, 04/20/2041
(k)
1,250 295
(1.10) x 1 Month USD LIBOR + 7.10%
HomeBanc Mortgage Trust 2005-5
0.52%, 01/25/2036 199 188
1.00 x 1 Month USD LIBOR + 0.34%
JP Morgan Mortgage Trust 2016-2
2.82%, 06/25/2046
(e),(j)
341 352
JP Morgan Mortgage Trust 2016-3
3.50%, 10/25/2046
(e),(j)
252 256
Sequoia Mortgage Trust 2016-3
3.50%, 11/25/2046
(e),(j)
748 764
Washington Mutual Mortgage Pass-Through
Certificates WMALT Series 2006-AR1 Trust
0.43%, 02/25/2036 67 54
1.00 x 1 Month USD LIBOR + 0.25%
$ 9,123
Office & Business Equipment - 0.02%
Xerox Corp
4.12%, 03/15/2023 60 60
Oil & Gas - 2.87%
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(e)
100 64
10.00%, 04/01/2022
(e)
78 66
BP Capital Markets America Inc
2.94%, 04/06/2023 790 835
3.19%, 04/06/2025 550 599
3.59%, 04/14/2027 175 193
4.23%, 11/06/2028 35 41
Canadian Natural Resources Ltd
4.95%, 06/01/2047 65 72
Chesapeake Oil Op/Fin Escrow Shares
0.00%, 11/15/2019
(d),(m),(n)
90 —
Chevron Corp
2.00%, 05/11/2027 250 262
Comstock Resources Inc
7.50%, 05/15/2025
(e)
50 45
9.75%, 08/15/2026 170 158
Continental Resources Inc/OK
3.80%, 06/01/2024 605 566
4.90%, 06/01/2044 55 44
Ecopetrol SA
6.88%, 04/29/2030 165 189
Endeavor Energy Resources LP / EER Finance
Inc
6.63%, 07/15/2025
(e)
80 81
EP Energy LLC / Everest Acquisition Finance Inc
0.00%, 05/15/2026
(d),(e)
245 49

Schedule of Investments
Core Plus Bond Account
June 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Exxon Mobil Corp
2.02%, 08/16/2024 $ 135 $ 141
2.44%, 08/16/2029 105 111
3.00%, 08/16/2039 75 79
3.10%, 08/16/2049 30 31
Laredo Petroleum Inc
9.50%, 01/15/2025 55 38
10.13%, 01/15/2028 110 76
Marathon Oil Corp
4.40%, 07/15/2027 175 172
6.60%, 10/01/2037 225 233
MEG Energy Corp
6.50%, 01/15/2025
(e)
5 5
7.00%, 03/31/2024
(e)
105 90
7.13%, 02/01/2027
(e)
65 54
Nabors Industries Inc
5.00%, 09/15/2020 24 24
5.75%, 02/01/2025 220 89
Oasis Petroleum Inc
6.25%, 05/01/2026
(e)
125 21
6.88%, 01/15/2023 100 17
Occidental Petroleum Corp
2.60%, 08/13/2021 405 396
2.70%, 08/15/2022 55 51
2.90%, 08/15/2024 120 103
3.20%, 08/15/2026 110 89
3.40%, 04/15/2026 35 28
4.30%, 08/15/2039 75 52
4.40%, 04/15/2046
(f)
75 52
8.00%, 07/15/2025
(g)
85 85
Parsley Energy LLC / Parsley Finance Corp
5.63%, 10/15/2027
(e)
70 69
Petrobras Global Finance BV
5.09%, 01/15/2030
(e)
91 91
5.30%, 01/27/2025 150 156
Petroleos Mexicanos
6.50%, 01/23/2029 215 188
6.84%, 01/23/2030
(e)
105 92
Shelf Drilling Holdings Ltd
8.25%, 02/15/2025
(e)
60 27
Shell International Finance BV
3.13%, 11/07/2049 55 58
Sinopec Group Overseas Development 2017 Ltd
2.50%, 09/13/2022
(e),(f)
325 333
SM Energy Co
5.00%, 01/15/2024
(f)
65 35
6.63%, 01/15/2027 95 47
Southwestern Energy Co
7.75%, 10/01/2027
(f)
185 161
Sunoco LP / Sunoco Finance Corp
4.88%, 01/15/2023 45 44
5.50%, 02/15/2026 65 63
Total Capital International SA
2.83%, 01/10/2030 100 109
3.46%, 07/12/2049 15 16
Valero Energy Corp
2.85%, 04/15/2025 525 554
WPX Energy Inc
4.50%, 01/15/2030 65 57
5.25%, 09/15/2024 10 10
5.25%, 10/15/2027 25 23
5.75%, 06/01/2026 20 19
5.88%, 06/15/2028 20 19
$ 7,472
Other Asset Backed Securities - 0.67%
Verizon Owner Trust 2017-3
0.46%, 04/20/2022
(e)
520 520
1.00 x 1 Month USD LIBOR + 0.27%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Verizon Owner Trust 2018-1
2.82%, 09/20/2022
(e)
$ 351 $ 354
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 850 869
$ 1,743
Packaging & Containers - 0.45%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
6.00%, 02/15/2025
(e)
200 205
Bemis Co Inc
2.63%, 06/19/2030 185 190
Cascades Inc/Cascades USA Inc
5.38%, 01/15/2028
(e)
40 41
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 70 71
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 132 154
Flex Acquisition Co Inc
6.88%, 01/15/2025
(e)
60 58
7.88%, 07/15/2026
(e)
40 39
Mauser Packaging Solutions Holding Co
7.25%, 04/15/2025
(e)
160 145
Reynolds Group Issuer Inc / Reynolds
Group Issuer LLC / Reynolds Group Issuer
(Luxembourg) S.A.
4.72%, 07/15/2021
(e)
40 40
3 Month USD LIBOR + 3.50%
5.13%, 07/15/2023
(e)
155 156
WRKCo Inc
3.00%, 06/15/2033 70 73
$ 1,172
Pharmaceuticals - 2.57%
AbbVie Inc
2.60%, 11/21/2024
(e)
170 181
4.05%, 11/21/2039
(e)
45 53
Bausch Health Americas Inc
8.50%, 01/31/2027
(e)
75 80
Bausch Health Cos Inc
5.00%, 01/30/2028
(e)
40 38
Bayer US Finance II LLC
3.38%, 07/15/2024
(e)
135 146
3.88%, 12/15/2023
(e)
395 433
4.25%, 12/15/2025
(e)
400 459
4.38%, 12/15/2028
(e)
225 263
Becton Dickinson and Co
2.89%, 06/06/2022 185 192
3.36%, 06/06/2024 200 216
3.70%, 06/06/2027 450 503
4.67%, 06/06/2047 115 141
4.69%, 12/15/2044 141 174
Bristol-Myers Squibb Co
4.13%, 06/15/2039
(e)
240 306
4.25%, 10/26/2049
(e)
195 257
Cigna Corp
3.75%, 07/15/2023 213 231
4.38%, 10/15/2028 345 408
4.80%, 08/15/2038 165 209
4.90%, 12/15/2048 35 46
CVS Health Corp
3.63%, 04/01/2027 155 174
4.30%, 03/25/2028 140 164
4.88%, 07/20/2035 190 240
5.05%, 03/25/2048 35 46
Eli Lilly and Co
4.15%, 03/15/2059 80 105

Schedule of Investments
Core Plus Bond Account
June 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Pfizer Inc
2.55%, 05/28/2040 $ 125 $ 129
2.70%, 05/28/2050 95 98
Upjohn Inc
1.65%, 06/22/2025
(e)
75 76
2.30%, 06/22/2027
(e)
110 113
Zoetis Inc
3.25%, 02/01/2023 240 253
3.90%, 08/20/2028 575 677
4.45%, 08/20/2048 95 123
4.70%, 02/01/2043 120 158
$ 6,692
Pipelines - 2.24%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/2029
(e)
200 223
Buckeye Partners LP
3.95%, 12/01/2026 120 113
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(e)
135 113
Energy Transfer Operating LP
3.75%, 05/15/2030 505 502
4.50%, 04/15/2024 390 423
5.15%, 03/15/2045 75 71
6.25%, 04/15/2049 85 90
Enterprise Products Operating LLC
3.13%, 07/31/2029 50 54
3.95%, 01/31/2060 80 82
4.20%, 01/31/2050 155 173
5.38%, 02/15/2078
(h)
250 224
3 Month USD LIBOR + 2.57%
Hess Midstream Operations LP
5.63%, 02/15/2026
(e)
150 148
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 150 162
MPLX LP
4.00%, 03/15/2028 55 58
4.88%, 12/01/2024 195 217
5.50%, 02/15/2049 125 139
NuStar Logistics LP
6.00%, 06/01/2026 120 116
6.75%, 02/01/2021 120 119
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 175 196
5.75%, 05/15/2024 1,325 1,492
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
6.50%, 07/15/2027 176 176
Western Midstream Operating LP
3.10%, 02/01/2025 365 346
Williams Cos Inc/The
4.55%, 06/24/2024 550 610
$ 5,847
Real Estate - 0.03%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028
(e)
65 68
REITs - 1.62%
Alexandria Real Estate Equities Inc
3.45%, 04/30/2025 715 796
4.70%, 07/01/2030 110 135
American Campus Communities Operating
Partnership LP
3.88%, 01/30/2031 260 273
American Tower Corp
1.30%, 09/15/2025 185 186
3.10%, 06/15/2050 160 158
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
CC Holdings GS V LLC / Crown Castle GS III
Corp
3.85%, 04/15/2023 $ 510 $ 551
Crown Castle International Corp
3.40%, 02/15/2021 350 355
CyrusOne LP / CyrusOne Finance Corp
2.90%, 11/15/2024 295 309
Essex Portfolio LP
3.00%, 01/15/2030 240 262
HAT Holdings I LLC / HAT Holdings II LLC
6.00%, 04/15/2025
(e)
50 52
Healthcare Trust of America Holdings LP
3.10%, 02/15/2030 235 237
Healthpeak Properties Inc
2.88%, 01/15/2031 165 169
Iron Mountain Inc
5.00%, 07/15/2028
(e)
45 44
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
7.50%, 06/01/2025
(e)
50 51
Prologis LP
3.00%, 04/15/2050 100 106
VEREIT Operating Partnership LP
3.10%, 12/15/2029 185 178
VICI Properties LP / VICI Note Co Inc
3.50%, 02/15/2025
(e)
55 52
Welltower Inc
2.75%, 01/15/2031 320 320
$ 4,234
Retail - 0.17%
Home Depot Inc/The
3.30%, 04/15/2040 70 79
5.88%, 12/16/2036 60 90
IRB Holding Corp
6.75%, 02/15/2026
(e)
130 124
7.00%, 06/15/2025
(e)
15 15
L Brands Inc
6.88%, 07/01/2025
(e)
30 31
9.38%, 07/01/2025
(e)
25 25
Nordstrom Inc
8.75%, 05/15/2025
(e)
15 16
Walmart Inc
4.05%, 06/29/2048 10 13
Yum! Brands Inc
7.75%, 04/01/2025
(e)
50 54
$ 447
Semiconductors - 1.36%
Analog Devices Inc
2.95%, 04/01/2025 300 325
Applied Materials Inc
1.75%, 06/01/2030 440 450
Broadcom Inc
3.15%, 11/15/2025
(e)
270 287
4.70%, 04/15/2025
(e)
525 591
Lam Research Corp
4.00%, 03/15/2029 120 143
4.88%, 03/15/2049 25 35
Microchip Technology Inc
4.25%, 09/01/2025
(e)
25 25
Micron Technology Inc
2.50%, 04/24/2023 270 281
NVIDIA Corp
3.50%, 04/01/2040 95 111
NXP BV / NXP Funding LLC
4.63%, 06/15/2022
(e)
370 394
4.63%, 06/01/2023
(e)
400 439

Schedule of Investments
Core Plus Bond Account
June 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025
(e)
$ 60 $ 63
3.15%, 05/01/2027
(e)
60 64
Xilinx Inc
2.38%, 06/01/2030 85 87
2.95%, 06/01/2024 225 241
$ 3,536
Software - 0.90%
Adobe Inc
2.15%, 02/01/2027 120 129
2.30%, 02/01/2030 75 81
Epicor Software Corp
7.56%, 06/30/2023
(e)
10 10
3 Month USD LIBOR + 7.25%
Fiserv Inc
3.80%, 10/01/2023 200 219
4.40%, 07/01/2049 190 231
Intuit Inc
1.35%, 07/15/2027 215 216
Microsoft Corp
2.53%, 06/01/2050 30 31
2.68%, 06/01/2060 99 103
3.70%, 08/08/2046 120 149
Open Text Corp
3.88%, 02/15/2028
(e)
140 135
5.88%, 06/01/2026
(e)
80 83
Oracle Corp
2.50%, 04/01/2025 255 273
2.80%, 04/01/2027 240 262
2.95%, 05/15/2025 100 109
4.00%, 11/15/2047 35 41
salesforce.com Inc
3.70%, 04/11/2028 230 269
$ 2,341
Sovereign - 1.71%
Abu Dhabi Government International Bond
2.13%, 09/30/2024
(e)
200 206
CoBank ACB
6.25%, 12/31/2049
(h),(i)
115 114
3 Month USD LIBOR + 4.66%
Colombia Government International Bond
3.00%, 01/30/2030 325 322
5.00%, 06/15/2045 200 226
Egypt Government International Bond
5.58%, 02/21/2023
(e)
200 204
Honduras Government International Bond
7.50%, 03/15/2024 200 216
Hungary Government International Bond
5.38%, 02/21/2023 44 48
Indonesia Government International Bond
5.38%, 10/17/2023
(e)
300 333
Israel Government International Bond
2.75%, 07/03/2030 275 303
Mexico Government International Bond
5.00%, 04/27/2051 200 216
Panama Government International Bond
3.88%, 03/17/2028 200 225
Qatar Government International Bond
3.25%, 06/02/2026 400 434
3.88%, 04/23/2023
(e)
200 214
4.40%, 04/16/2050
(e)
200 248
Russian Foreign Bond - Eurobond
5.10%, 03/28/2035
(e)
200 247
Saudi Government International Bond
4.00%, 04/17/2025
(e)
600 665
Ukraine Government International Bond
9.75%, 11/01/2028
(e)
200 228
$ 4,449
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities - 0.62%
Navient Student Loan Trust 2019-1
0.51%, 12/27/2067
(e)
$ 126 $ 126
1.00 x 1 Month USD LIBOR + 0.33%
SMB Private Education Loan Trust 2020-A
0.48%, 03/15/2027
(e)
1,502 1,492
1.00 x 1 Month USD LIBOR + 0.30%
$ 1,618
Telecommunications - 2.44%
AT&T Inc
2.30%, 06/01/2027 230 238
2.75%, 06/01/2031 135 141
3.50%, 06/01/2041 215 225
3.88%, 01/15/2026 175 197
4.05%, 12/15/2023 425 472
4.30%, 02/15/2030 110 129
5.15%, 03/15/2042 135 169
5.35%, 09/01/2040 330 415
5.38%, 10/15/2041 130 163
5.45%, 03/01/2047 45 59
CenturyLink Inc
4.00%, 02/15/2027
(e)
35 34
CommScope Inc
8.25%, 03/01/2027
(e)
195 200
Embarq Corp
8.00%, 06/01/2036 105 118
Level 3 Financing Inc
4.25%, 07/01/2028
(e)
105 105
5.13%, 05/01/2023 30 30
Ooredoo International Finance Ltd
3.88%, 01/31/2028 250 275
Rogers Communications Inc
3.70%, 11/15/2049 105 116
4.35%, 05/01/2049 50 61
Sprint Communications Inc
6.00%, 11/15/2022 75 79
Sprint Corp
7.13%, 06/15/2024 120 135
7.63%, 03/01/2026 35 41
7.88%, 09/15/2023 180 203
Telecom Italia Capital SA
6.38%, 11/15/2033 65 73
T-Mobile USA Inc
2.05%, 02/15/2028
(e)
220 220
3.50%, 04/15/2025
(e)
315 343
3.88%, 04/15/2030
(e)
255 284
4.00%, 04/15/2022 125 128
5.13%, 04/15/2025 200 205
Verizon Communications Inc
3.88%, 02/08/2029 270 319
4.50%, 08/10/2033 355 442
5.25%, 03/16/2037 260 348
Vodafone Group PLC
4.88%, 06/19/2049 215 271
Zayo Group Holdings Inc
4.00%, 03/01/2027
(e)
80 76
6.13%, 03/01/2028
(e)
50 49
$ 6,363
Transportation - 0.21%
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d),(m),(n)
121 23
Navios Maritime Acquisition Corp / Navios
Acquisition Finance US Inc
8.13%, 11/15/2021
(e)
200 113
Navios Maritime Holdings Inc / Navios Maritime
Finance II US Inc
7.38%, 01/15/2022
(e)
55 23
11.25%, 08/15/2022
(e)
45 30

Schedule of Investments
Core Plus Bond Account
June 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
7.25%, 05/01/2022
(e)
$ 140 $ 140
10.75%, 07/01/2025
(e),(g)
50 51
Union Pacific Corp
4.38%, 11/15/2065 60 75
Watco Cos LLC / Watco Finance Corp
6.50%, 06/15/2027
(e)
85 87
$ 542
Trucking & Leasing - 0.08%
DAE Funding LLC
4.50%, 08/01/2022
(e)
95 90
5.25%, 11/15/2021
(e)
25 25
5.75%, 11/15/2023
(e)
100 95
$ 210
TOTAL BONDS $ 159,600
SENIOR FLOATING RATE INTERESTS
- 0.80%
Principal
Amount (000's) Value (000's)
Automobile Manufacturers - 0.05%
Navistar Inc
3.70%, 11/06/2024
(o)
$ 124 $ 117
3 Month USD LIBOR + 3.00%
Commercial Services - 0.01%
Refinitiv US Holdings Inc
3.43%, 10/01/2025
(o)
34 34
3 Month USD LIBOR + 3.00%
Computers - 0.07%
McAfee LLC
9.50%, 09/29/2025
(o)
195 194
3 Month USD LIBOR + 3.25%
Diversified Financial Services - 0.07%
Russell Investments US Institutional Holdco Inc
3.82%, 06/01/2023
(o)
188 182
1 Month USD LIBOR + 2.75%
Electrical Components & Equipment - 0.01%
Energizer Holdings Inc
2.44%, 12/17/2025
(o)
35 33
1 Month USD LIBOR + 4.50%
Entertainment - 0.04%
Eldorado Resorts Inc
3.25%, 04/17/2024
(o)
56 56
3 Month USD LIBOR + 3.00%
Lions Gate Capital Holdings LLC
2.43%, 03/24/2025
(o)
49 46
3 Month USD LIBOR + 2.00%
$ 102
Food - 0.02%
Bellring Brands LLC
6.00%, 10/21/2024
(o)
54 53
1 Month USD LIBOR + 5.00%
Forest Products & Paper - 0.03%
Pixelle Specialty Solutions LLC
7.50%, 10/31/2024
(o)
79 74
1 Month USD LIBOR + 6.50%
Insurance - 0.11%
AssuredPartners Inc
5.50%, 02/12/2027
(o)
100 98
1 Month USD LIBOR + 4.50%
Asurion LLC
3.18%, 11/03/2023
(o)
89 86
1 Month USD LIBOR + 7.25%
6.68%, 08/04/2025
(o)
100 100
3 Month USD LIBOR + 3.25%
$ 284
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Lodging - 0.05%
Golden Nugget LLC
3.25%, 10/04/2023
(o)
$ 76 $ 61
1 Month USD LIBOR + 2.50%
Spectacle Gary Holdings LLC
11.00%, 12/23/2025
(o)
70 65
1 Month USD LIBOR + 9.00%
$ 126
Media - 0.03%
CSC Holdings LLC
2.68%, 04/15/2027
(o)
50 47
1 Month USD LIBOR + 2.50%
Diamond Sports Group LLC
3.43%, 08/24/2026
(o)
45 36
1 Month USD LIBOR + 3.50%
$ 83
Pharmaceuticals - 0.18%
Bausch Health Americas Inc
3.15%, 05/19/2025
(o)
273 265
3 Month USD LIBOR + 7.50%
Endo International PLC
5.00%, 04/29/2024
(o)
212 200
3 Month USD LIBOR + 4.00%
$ 465
Pipelines - 0.03%
Buckeye Partners LP
2.92%, 11/01/2026
(o)
85 81
1 Month USD LIBOR + 2.75%
Retail - 0.03%
IRB Holding Corp
2.76%, 02/05/2025
(o)
74 68
1 Month USD LIBOR + 2.75%
Telecommunications - 0.07%
Maxar Technologies Ltd
2.93%, 10/05/2024
(o)
104 97
3 Month USD LIBOR + 4.25%
Zayo Group Holdings Inc
3.18%, 02/19/2027
(o)
90 85
1 Month USD LIBOR + 3.00%
$ 182
TOTAL SENIOR FLOATING RATE INTERESTS $ 2,078
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 41.11%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 3.53%
3.00%, 10/01/2042 $ 46 $ 50
3.00%, 11/01/2042 256 277
3.00%, 11/01/2042 47 50
3.00%, 03/01/2043 1,170 1,276
3.00%, 12/01/2046 112 119
3.00%, 01/01/2047 2,128 2,315
3.50%, 10/01/2041 41 45
3.50%, 04/01/2042 51 55
3.50%, 04/01/2042 103 112
3.50%, 04/01/2045 47 51
3.50%, 10/01/2045 792 866
3.50%, 03/01/2048 117 128
3.62%, 02/01/2037 8 8
1.00 x 12 Month USD LIBOR + 1.63%
4.00%, 02/01/2045 23 24
4.00%, 02/01/2046 58 63
4.00%, 02/01/2046 359 386
4.00%, 06/01/2046 57 62
4.00%, 04/01/2047 304 328
4.00%, 11/01/2047 521 557
4.50%, 07/01/2024 10 10
4.50%, 10/01/2041 32 35
4.50%, 12/01/2043 801 892
4.50%, 03/01/2046 264 300

Schedule of Investments
Core Plus Bond Account
June 30, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.00%, 06/01/2031 $ 79 $ 89
5.00%, 10/01/2035 29 33
5.00%, 06/01/2041 755 854
6.00%, 06/01/2032 19 22
6.00%, 10/01/2032 10 12
6.00%, 01/01/2038 48 57
6.50%, 03/01/2029 2 3
6.50%, 05/01/2029 4 4
6.50%, 04/01/2031 2 2
6.50%, 02/01/2032 4 4
6.50%, 05/01/2032 3 4
6.50%, 04/01/2035 7 8
7.00%, 12/01/2029 10 11
7.00%, 06/01/2030 3 4
7.00%, 12/01/2030 1 1
7.00%, 01/01/2031 2 2
7.00%, 12/01/2031 29 30
7.50%, 04/01/2030 1 1
7.50%, 03/01/2031 7 8
8.00%, 09/01/2030 31 32
$ 9,190
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 17.51%
2.00%, 07/01/2035
(p)
650 672
2.00%, 07/01/2050
(p)
500 512
2.50%, 07/01/2035
(p)
2,000 2,094
2.50%, 07/01/2050
(p)
3,950 4,118
3.00%, 03/01/2034 244 260
3.00%, 07/01/2035
(p)
4,000 4,204
3.00%, 03/01/2042 82 88
3.00%, 03/01/2042 76 81
3.00%, 05/01/2042 43 46
3.00%, 06/01/2042 78 83
3.00%, 06/01/2042 38 41
3.00%, 05/01/2043 158 171
3.00%, 07/01/2050
(p)
8,450 8,900
3.50%, 04/01/2030 289 306
3.50%, 05/01/2034 1,261 1,361
3.50%, 08/01/2034 302 320
3.50%, 12/01/2040 59 63
3.50%, 01/01/2041 35 38
3.50%, 12/01/2041 18 19
3.50%, 03/01/2042 32 35
3.50%, 04/01/2042 65 70
3.50%, 11/01/2042 875 971
3.50%, 02/01/2043 42 46
3.50%, 07/01/2043 736 808
3.50%, 01/01/2044 229 251
3.50%, 11/01/2044 1,479 1,615
3.50%, 03/01/2045 51 56
3.50%, 06/01/2045 97 106
3.50%, 11/01/2045 63 68
3.50%, 05/01/2046 52 55
3.50%, 08/01/2047 1,493 1,657
3.50%, 10/01/2047 1,502 1,656
3.50%, 11/01/2047 662 724
3.50%, 01/01/2048 480 527
3.50%, 03/01/2048 980 1,070
3.50%, 04/01/2048 1,302 1,422
4.00%, 08/01/2020 1 1
4.00%, 03/01/2034 352 387
4.00%, 09/01/2040 77 86
4.00%, 05/01/2041 167 183
4.00%, 10/01/2041 41 45
4.00%, 10/01/2041 27 30
4.00%, 11/01/2041 38 42
4.00%, 04/01/2042 25 28
4.00%, 11/01/2043 34 37
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 11/01/2043 $ 95 $ 106
4.00%, 02/01/2044 112 123
4.00%, 06/01/2044 239 263
4.00%, 09/01/2044 30 32
4.00%, 09/01/2045 102 113
4.00%, 12/01/2045 590 639
4.00%, 08/01/2046 79 86
4.00%, 01/01/2047 54 58
4.00%, 04/01/2047 315 344
4.00%, 05/01/2047 701 750
4.00%, 11/01/2047 1,707 1,865
4.00%, 05/01/2048 159 170
4.00%, 10/01/2048 1,284 1,371
4.00%, 10/01/2048 394 436
4.00%, 01/01/2049 267 285
4.50%, 07/01/2025 30 32
4.50%, 08/01/2040 46 51
4.50%, 11/01/2040 683 750
4.50%, 12/01/2040 29 32
4.50%, 08/01/2041 32 36
4.50%, 09/01/2041 216 241
4.50%, 05/01/2044 35 39
4.50%, 12/01/2044 87 95
4.50%, 06/01/2046 39 42
4.50%, 05/01/2047 26 29
4.50%, 05/01/2047 92 100
4.50%, 05/01/2049 269 290
5.00%, 10/01/2041 153 175
5.00%, 06/01/2048 364 412
5.50%, 12/01/2022 7 8
5.50%, 07/01/2033 200 229
5.50%, 04/01/2035 22 25
5.50%, 08/01/2036 433 498
5.50%, 02/01/2037 3 4
5.50%, 05/01/2040 40 45
6.00%, 05/01/2031 2 2
6.00%, 07/01/2035 124 144
6.00%, 02/01/2037 78 87
6.00%, 02/01/2038 46 54
6.50%, 03/01/2032 3 3
6.50%, 07/01/2037 14 16
6.50%, 07/01/2037 29 35
6.50%, 02/01/2038 33 39
6.50%, 03/01/2038 7 8
6.50%, 09/01/2038 106 123
$ 45,638
Government National Mortgage Association (GNMA) - 7.19%
2.50%, 07/01/2050 1,500 1,579
3.00%, 02/15/2043 311 332
3.00%, 07/20/2044 436 466
3.00%, 01/20/2046 338 360
3.00%, 07/20/2046 542 577
3.00%, 12/20/2046 1,483 1,576
3.00%, 07/01/2050 4,200 4,450
3.50%, 04/20/2046 183 199
3.50%, 10/20/2046 278 297
3.50%, 07/20/2047 1,119 1,205
3.50%, 07/01/2050 3,000 3,166
4.00%, 02/15/2042 115 127
4.00%, 06/20/2046 72 77
4.00%, 01/20/2048 1,891 2,074
4.50%, 09/15/2039 522 597
4.50%, 11/15/2040 95 107
4.50%, 06/20/2048 26 28
5.00%, 02/15/2034 188 215
5.00%, 10/15/2034 68 78
5.00%, 10/20/2039 35 40

Schedule of Investments
Core Plus Bond Account
June 30, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
5.00%, 07/20/2040 $ 16 $ 17
5.00%, 02/15/2042 79 91
5.50%, 12/20/2033 93 107
5.50%, 05/20/2035 10 12
5.50%, 12/20/2048 465 506
6.00%, 01/20/2029 17 19
6.00%, 07/20/2029 3 3
6.00%, 12/15/2033 21 24
6.00%, 12/20/2036 49 57
6.50%, 03/20/2028 3 3
6.50%, 05/20/2029 3 3
6.50%, 12/15/2032 282 324
7.00%, 03/15/2031 6 6
7.50%, 05/15/2029 13 13
8.00%, 12/15/2030 6 7
$ 18,742
U.S. Treasury - 9.80%
1.50%, 08/15/2026 1,420 1,513
1.63%, 08/15/2029 2,500 2,728
3.00%, 05/15/2045 3,140 4,216
3.00%, 11/15/2045
(q)
2,000 2,696
3.13%, 05/15/2048 5,950 8,339
3.75%, 11/15/2043 1,650 2,455
4.75%, 02/15/2037 2,260 3,604
$ 25,551
U.S. Treasury Bill - 3.08%
0.09%, 07/02/2020
(r)
800 800
0.11%, 07/30/2020
(r)
810 810
0.12%, 09/17/2020
(r)
6,420 6,418
$ 8,028
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 107,149
Total Investments $ 288,474
Other Assets and Liabilities -  (10.68)% (27,825)
TOTAL NET ASSETS - 100.00% $ 260,649
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,123 or
0.43% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $44,564 or 17.10% of net assets.
(f) Security or a portion of the security was on loan at the end of the period.
(g) Security purchased on a when-issued basis.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(j) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(k) Security is an Interest Only Strip.
(l) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(m) The value of these investments was determined using significant unobservable inputs.
(n) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $23 or 0.01% of net assets.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) Security was purchased in a "to-be-announced" ("TBA") transaction.  See
Notes to Financial Statements for additional information.
(q) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $852 or 0.33% of net assets.
(r) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 33.69%
Financial 14.92%
Government 14.59%
Consumer, Non-cyclical 6.95%
Communications 5.87%
Asset Backed Securities 5.69%
Energy 5.14%
Investment Companies 4.36%
Utilities 3.84%
Industrial 3.59%
Consumer, Cyclical 3.33%
Technology 3.21%
Money Market Funds 3.18%
Basic Materials 2.32%
Other Assets and Liabilities
(10.68)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales June 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 11,648 $ 110,575 $ 115,054 $ 7,169
$ 11,648 $ 110,575 $ 115,054 $ 7,169
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 36 $ — $ — $ —
$ 36 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Core Plus Bond Account
June 30, 2020 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; September 2020 Long 32 $ 4,454 $ 11
US 10 Year Ultra Note; September 2020 Short 5 787 (3)
US 2 Year Note; September 2020 Long 9 1,987 —
US 5 Year Note; September 2020 Short 26 3,269 (7)
US Long Bond; September 2020 Long 13 2,321 7
Total $ 8
Amounts in thousands except contracts.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as
of June 30,
2020
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.EM.32 N/A (1.00)% Quarterly 12/20/2024 $ 6,045 $ 366 $ (149) $ 217
Total $ 366 $ (149) $ 217
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
Diversified Balanced Account
June 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 14.91%
International Equity Index Fund
(a)
7,065,562 $ 66,558
MidCap S&P 400 Index Fund
(a)
2,193,251 38,623
SmallCap S&P 600 Index Fund
(a)
1,913,883 38,967
$ 144,148
Principal Variable Contracts Funds, Inc.  Class 1 - 85.12%
Bond Market Index Account
(a)
42,803,038 486,670
LargeCap S&P 500 Index Account
(a)
17,208,222 336,249
$ 822,919
TOTAL INVESTMENT COMPANIES $ 967,067
BONDS - 0.00%
Principal
Amount (000's) Value (000's)
Oil & Gas - 0.00%
Chesapeake Oil Op/Fin Escrow Shares
0.00%, 11/15/2019
(b),(c),(d)
$ 5 $ —
TOTAL BONDS $ —
Total Investments $ 967,067
Other Assets and Liabilities -  (0.03)% (244)
TOTAL NET ASSETS - 100.00% $ 966,823
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
(c) The value of these investments was determined using significant unobservable inputs.
(d) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 50.34%
Domestic Equity Funds 42.81%
International Equity Funds 6.88%
Energy 0.00%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales June 30, 2020
Value Cost Proceeds Value
Bond Market Index Account $ 504,518 $ 49,229 $ 95,366 $ 486,670
International Equity Index Fund 73,545 10,492 10,610 66,558
LargeCap S&P 500 Index Account 366,108 36,813 60,840 336,249
MidCap S&P 400 Index Fund 42,334 7,678 7,735 38,623
SmallCap S&P 600 Index Fund 42,712 9,243 7,268 38,967
$ 1,029,217 $ 113,455 $ 181,819 $ 967,067
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Account $ — $ 3,996 $ — $ 24,293
International Equity Index Fund — (91) — (6,778)
LargeCap S&P 500 Index Account — 15,981 — (21,813)
MidCap S&P 400 Index Fund — 165 — (3,819)
SmallCap S&P 600 Index Fund — (109) — (5,611)
$ — $ 19,942 $ — $ (13,728)
Amounts in thousands.

Schedule of Investments
Diversified Balanced Managed Volatility Account
June 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 14.90%
International Equity Index Fund
(a)
1,242,737 $ 11,707
MidCap S&P 400 Index Fund
(a)
385,743 6,793
SmallCap S&P 600 Index Fund
(a)
336,598 6,853
$ 25,353
Principal Variable Contracts Funds, Inc.  Class 1 - 85.13%
Bond Market Index Account
(a)
7,528,472 85,599
LargeCap S&P 500 Managed Volatility Index
Account
(a)
4,049,197 59,199
$ 144,798
TOTAL INVESTMENT COMPANIES $ 170,151
Total Investments $ 170,151
Other Assets and Liabilities -  (0.03)% (52)
TOTAL NET ASSETS - 100.00% $ 170,099
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 50.33%
Domestic Equity Funds 42.82%
International Equity Funds 6.88%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales June 30, 2020
Value Cost Proceeds Value
Bond Market Index Account $ 87,825 $ 8,247 $ 15,421 $ 85,599
International Equity Index Fund 12,794 2,055 1,976 11,707
LargeCap S&P 500 Managed Volatility Index Account 60,876 7,302 8,086 59,199
MidCap S&P 400 Index Fund 7,363 1,527 1,484 6,793
SmallCap S&P 600 Index Fund 7,428 1,748 1,349 6,853
$ 176,286 $ 20,879 $ 28,316 $ 170,151
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Account $ — $ 440 $ — $ 4,508
International Equity Index Fund — (1) — (1,165)
LargeCap S&P 500 Managed Volatility Index Account — 667 — (1,560)
MidCap S&P 400 Index Fund — (24) — (589)
SmallCap S&P 600 Index Fund — (22) — (952)
$ — $ 1,060 $ — $ 242
Amounts in thousands.

Schedule of Investments
Diversified Balanced Volatility Control Account
June 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99.93% Shares Held Value (000's)
Money Market Funds - 19.98%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
31,505,779 $ 31,506
Principal Funds, Inc. Class R-6 - 14.87%
International Equity Index Fund
(a)
1,149,078 10,824
MidCap S&P 400 Index Fund
(a)
356,643 6,280
SmallCap S&P 600 Index Fund
(a)
311,185 6,336
$ 23,440
Principal Variable Contracts Funds, Inc.  Class 1 - 65.08%
Bond Market Index Account
(a)
6,961,824 79,156
LargeCap S&P 500 Index Account
(a)
1,199,427 23,437
$ 102,593
TOTAL INVESTMENT COMPANIES $ 157,539
Total Investments $ 157,539
Other Assets and Liabilities -  0.07% 110
TOTAL NET ASSETS - 100.00% $ 157,649
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 50.21%
Domestic Equity Funds 22.87%
Money Market Funds 19.98%
International Equity Funds 6.87%
Other Assets and Liabilities
0.07%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales June 30, 2020
Value Cost Proceeds Value
Bond Market Index Account $ 72,567 $ 10,534 $ 8,345 $ 79,156
International Equity Index Fund 10,190 3,103 1,533 10,824
LargeCap S&P 500 Index Account 21,826 5,573 3,827 23,437
MidCap S&P 400 Index Fund 5,883 2,085 1,218 6,280
Principal Government Money Market Fund - Institutional Class 0.00% 242 57,954 26,690 31,506
SmallCap S&P 600 Index Fund 5,872 2,358 1,115 6,336
$ 116,580 $ 81,607 $ 42,728 $ 157,539
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Account $ — $ 1 $ — $ 4,399
International Equity Index Fund — (11) — (925)
LargeCap S&P 500 Index Account — (3) — (132)
MidCap S&P 400 Index Fund — (18) — (452)
Principal Government Money Market Fund - Institutional Class 0.00% 35 — — —
SmallCap S&P 600 Index Fund — 35 — (814)
$ 35 $ 4 $ — $ 2,076
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini ; September 2020 Short 18 $ 2,781 $ 29
Total $ 29
Amounts in thousands except contracts.

Schedule of Investments
Diversified Growth Account
June 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 19.91%
International Equity Index Fund
(a)
37,123,974 $ 349,708
MidCap S&P 400 Index Fund
(a)
10,084,043 177,580
SmallCap S&P 600 Index Fund
(a)
8,799,907 179,166
$ 706,454
Principal Variable Contracts Funds, Inc.  Class 1 - 80.12%
Bond Market Index Account
(a)
110,170,130 1,252,634
LargeCap S&P 500 Index Account
(a)
81,372,512 1,590,019
$ 2,842,653
TOTAL INVESTMENT COMPANIES $ 3,549,107
Total Investments $ 3,549,107
Other Assets and Liabilities -  (0.03)% (902)
TOTAL NET ASSETS - 100.00% $ 3,548,205
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 54.86%
Fixed Income Funds 35.31%
International Equity Funds 9.86%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales June 30, 2020
Value Cost Proceeds Value
Bond Market Index Account $ 1,287,209 $ 159,435 $ 265,754 $ 1,252,634
International Equity Index Fund 382,917 43,059 38,991 349,708
LargeCap S&P 500 Index Account 1,715,555 114,793 204,048 1,590,019
MidCap S&P 400 Index Fund 192,861 28,729 26,154 177,580
SmallCap S&P 600 Index Fund 194,578 36,648 24,824 179,166
$ 3,773,120 $ 382,664 $ 559,771 $ 3,549,107
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Account $ — $ 9,863 $ — $ 61,881
International Equity Index Fund — (201) — (37,076)
LargeCap S&P 500 Index Account — 40,213 — (76,494)
MidCap S&P 400 Index Fund — (110) — (17,746)
SmallCap S&P 600 Index Fund — (309) — (26,927)
$ — $ 49,456 $ — $ (96,362)
Amounts in thousands.

Schedule of Investments
Diversified Growth Managed Volatility Account
June 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 19.90%
International Equity Index Fund
(a)
3,576,329 $ 33,689
MidCap S&P 400 Index Fund
(a)
971,525 17,109
SmallCap S&P 600 Index Fund
(a)
847,851 17,262
$ 68,060
Principal Variable Contracts Funds, Inc.  Class 1 - 80.13%
Bond Market Index Account
(a)
10,614,703 120,689
LargeCap S&P 500 Managed Volatility Index
Account
(a)
10,487,982 153,334
$ 274,023
TOTAL INVESTMENT COMPANIES $ 342,083
Total Investments $ 342,083
Other Assets and Liabilities -  (0.03)% (94)
TOTAL NET ASSETS - 100.00% $ 341,989
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 54.89%
Fixed Income Funds 35.29%
International Equity Funds 9.85%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales June 30, 2020
Value Cost Proceeds Value
Bond Market Index Account $ 123,218 $ 13,651 $ 23,041 $ 120,689
International Equity Index Fund 36,631 4,660 4,172 33,689
LargeCap S&P 500 Managed Volatility Index Account 156,880 13,123 13,708 153,334
MidCap S&P 400 Index Fund 18,446 3,033 2,745 17,109
SmallCap S&P 600 Index Fund 18,608 3,753 2,589 17,262
$ 353,783 $ 38,220 $ 46,255 $ 342,083
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Account $ — $ 771 $ — $ 6,090
International Equity Index Fund — (9) — (3,421)
LargeCap S&P 500 Managed Volatility Index Account — 1,351 — (4,312)
MidCap S&P 400 Index Fund — (48) — (1,577)
SmallCap S&P 600 Index Fund — (63) — (2,447)
$ — $ 2,002 $ — $ (5,667)
Amounts in thousands.

Schedule of Investments
Diversified Growth Volatility Control Account
June 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99.52% Shares Held Value (000's)
Money Market Funds - 19.68%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
162,340,288 $ 162,340
Principal Funds, Inc. Class R-6 - 19.84%
International Equity Index Fund
(a)
8,599,737 81,010
MidCap S&P 400 Index Fund
(a)
2,335,675 41,131
SmallCap S&P 600 Index Fund
(a)
2,038,088 41,496
$ 163,637
Principal Variable Contracts Funds, Inc.  Class 1 - 60.00%
Bond Market Index Account
(a)
25,527,231 290,245
LargeCap S&P 500 Index Account
(a)
10,472,694 204,636
$ 494,881
TOTAL INVESTMENT COMPANIES $ 820,858
Total Investments $ 820,858
Other Assets and Liabilities -  0.48% 3,928
TOTAL NET ASSETS - 100.00% $ 824,786
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 35.19%
Domestic Equity Funds 34.83%
Money Market Funds 19.68%
International Equity Funds 9.82%
Other Assets and Liabilities
0.48%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales June 30, 2020
Value Cost Proceeds Value
Bond Market Index Account $ 267,381 $ 39,077 $ 32,258 $ 290,245
International Equity Index Fund 76,620 20,921 9,397 81,010
LargeCap S&P 500 Index Account 191,472 43,479 28,817 204,636
MidCap S&P 400 Index Fund 38,707 12,459 6,881 41,131
Principal Government Money Market Fund - Institutional Class 0.00% 1,047 339,341 178,048 162,340
SmallCap S&P 600 Index Fund 38,635 14,266 6,205 41,496
$ 613,862 $ 469,543 $ 261,606 $ 820,858
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Account $ — $ 63 $ — $ 15,982
International Equity Index Fund — (53) — (7,081)
LargeCap S&P 500 Index Account — (29) — (1,469)
MidCap S&P 400 Index Fund — 9 — (3,163)
Principal Government Money Market Fund - Institutional Class 0.00% 184 — — —
SmallCap S&P 600 Index Fund — 174 — (5,374)
$ 184 $ 164 $ — $ (1,105)
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini ; September 2020 Short 462 $ 71,384 $ 734
Total $ 734
Amounts in thousands except contracts.

Schedule of Investments
Diversified Income Account
June 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 9.93%
International Equity Index Fund
(a)
1,187,851 $ 11,189
MidCap S&P 400 Index Fund
(a)
483,912 8,522
SmallCap S&P 600 Index Fund
(a)
422,252 8,597
$ 28,308
Principal Variable Contracts Funds, Inc.  Class 1 - 90.10%
Bond Market Index Account
(a)
16,371,962 186,149
LargeCap S&P 500 Index Account
(a)
3,616,270 70,662
$ 256,811
TOTAL INVESTMENT COMPANIES $ 285,119
Total Investments $ 285,119
Other Assets and Liabilities -  (0.03)% (79)
TOTAL NET ASSETS - 100.00% $ 285,040
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 65.31%
Domestic Equity Funds 30.80%
International Equity Funds 3.92%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales June 30, 2020
Value Cost Proceeds Value
Bond Market Index Account $ 179,434 $ 24,446 $ 28,248 $ 186,149
International Equity Index Fund 11,502 2,698 2,033 11,189
LargeCap S&P 500 Index Account 71,571 14,012 14,552 70,662
MidCap S&P 400 Index Fund 8,691 2,409 1,924 8,522
SmallCap S&P 600 Index Fund 8,768 2,728 1,808 8,597
$ 279,966 $ 46,293 $ 48,565 $ 285,119
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Account $ — $ 215 $ — $ 10,302
International Equity Index Fund — (4) — (974)
LargeCap S&P 500 Index Account — 872 — (1,241)
MidCap S&P 400 Index Fund — (6) — (648)
SmallCap S&P 600 Index Fund — (18) — (1,073)
$ — $ 1,059 $ — $ 6,366
Amounts in thousands.

Schedule of Investments
Diversified International Account
June 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.60% Shares Held Value (000's)
Money Market Funds - 1.60%
BlackRock Liquidity FedFund - Institutional
Class 0.09%
(a),(b)
3,079,357 $ 3,0 79
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
623,410 623
$ 3,70 2
TOTAL INVESTMENT COMPANIES $ 3,70 2
COMMON STOCKS - 99.09% Shares Held Value (000's)
Apparel - 1.62%
Adidas AG
(d)
4,141 $ 1,092
boohoo Group PLC
(d)
73,502 377
LVMH Moet Hennessy Louis Vuitton SE 5,215 2,302
$ 3,771
Automobile Manufacturers - 3.74%
Ferrari NV 9,265 1,587
Honda Motor Co Ltd 37,300 955
Kia Motors Corp 22,088 597
Maruti Suzuki India Ltd 12,609 976
Toyota Motor Corp 59,200 3,723
Volvo AB - B Shares
(d)
54,536 858
$ 8,696
Automobile Parts & Equipment - 0.61%
Toyota Industries Corp 26,500 1,409
Banks - 6.08%
Bank Leumi Le-Israel BM 186,004 935
Canadian Imperial Bank of Commerce 15,200 1,016
Credicorp Ltd 9,318 1,246
DBS Group Holdings Ltd 123,200 1,854
DNB ASA
(d)
92,415 1,233
Erste Group Bank AG
(d)
29,622 700
Grupo Financiero Banorte SAB de CV
(d)
214,059 741
HDFC Bank Ltd ADR 15,362 698
ICICI Bank Ltd ADR 52,858 491
Kotak Mahindra Bank Ltd 27,147 490
Mediobanca Banca di Credito Finanziario SpA 133,003 960
PT Bank Central Asia Tbk 644,400 1,289
Toronto-Dominion Bank/The 40,500 1,808
United Overseas Bank Ltd 44,300 647
$ 14,108
Beverages - 0.62%
Carlsberg A/S 10,880 1,443
Biotechnology - 1.23%
CSL Ltd 14,339 2,852
Building Materials - 1.63%
Anhui Conch Cement Co Ltd 75,598 568
China Lesso Group Holdings Ltd 332,000 436
Cie de Saint-Gobain
(d)
24,203 873
CRH PLC 44,763 1,541
HeidelbergCement AG 6,757 362
$ 3,780
Chemicals - 1.69%
BASF SE 18,435 1,035
Evonik Industries AG 30,352 773
Koninklijke DSM NV 10,270 1,426
Nutrien Ltd 21,200 681
$ 3,915
Commercial Services - 1.60%
Adecco Group AG 13,677 645
Adyen NV
(d),(e)
899 1,310
Aggreko PLC 19,611 108
Dai Nippon Printing Co Ltd 31,300 720
New Oriental Education & Technology Group Inc
ADR
(d)
7,184 935
$ 3,718
Computers - 2.64%
Capgemini SE 12,047 1,390
Logitech International SA 38,994 2,555
Nomura Research Institute Ltd 40,200 1,098
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Obic Co Ltd 6,200 $ 1,093
$ 6,136
Consumer Products - 0.47%
Hindustan Unilever Ltd 38,019 1,099
Cosmetics & Personal Care - 0.42%
Unilever NV 18,291 975
Distribution & Wholesale - 2.12%
Bunzl PLC 19,840 532
Ferguson PLC 22,964 1,877
ITOCHU Corp 89,000 1,926
Mitsubishi Corp 28,100 594
$ 4,929
Diversified Financial Services - 2.08%
Housing Development Finance Corp Ltd 51,518 1,198
KB Financial Group Inc 27,651 783
London Stock Exchange Group PLC 8,309 864
ORIX Corp 129,600 1,609
Tisco Financial Group PCL 164,300 371
$ 4,825
Electric - 2.35%
Enel SpA 275,388 2,382
Iberdrola SA 217,668 2,541
Northland Power Inc 21,400 536
$ 5,459
Electrical Components & Equipment - 0.43%
Delta Electronics Inc 173,000 987
Electronics - 1.55%
Halma PLC 33,563 956
Hoya Corp 27,496 2,633
$ 3,589
Energy - Alternate Sources - 0.68%
Vestas Wind Systems A/S 15,515 1,589
Entertainment - 0.29%
Flutter Entertainment PLC 5,030 664
Food - 4.13%
Dino Polska SA
(d),(e)
2,700 137
Koninklijke Ahold Delhaize NV 35,625 971
Nestle India Ltd 3,021 686
Nestle SA 49,877 5,530
Seven & i Holdings Co Ltd 22,700 743
Uni -President Enterprises Corp 630,000 1,526
$ 9,593
Forest Products & Paper - 0.43%
Mondi PLC 53,905 1,008
Hand & Machine Tools - 1.28%
Amada Co Ltd 72,200 591
Techtronic Industries Co Ltd 240,500 2,380
$ 2,971
Healthcare - Products - 1.68%
Ambu A/S 14,094 445
Carl Zeiss Meditec AG 4,176 407
GN Store Nord A/S 8,486 454
Koninklijke Philips NV
(d)
37,475 1,751
Sartorius Stedim Biotech 3,333 845
$ 3,902
Healthcare - Services - 1.81%
ICON PLC
(d)
10,518 1,772
Lonza Group AG 4,607 2,440
$ 4,212
Home Builders - 1.01%
Persimmon PLC 46,402 1,313
Taylor Wimpey PLC 583,293 1,030
$ 2,343
Home Furnishings - 1.50%
Howden Joinery Group PLC 135,999 931
Sony Corp 36,800 2,540
$ 3,471

Schedule of Investments
Diversified International Account
June 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 6.44%
AIA Group Ltd 196,800 $ 1,842
ASR Nederland NV 24,394 751
AXA SA
(f)
72,918 1,534
BB Seguridade Participacoes SA 110,431 560
Fairfax Financial Holdings Ltd 2,800 865
Hannover Rueck SE 9,136 1,579
ICICI Lombard General Insurance Co Ltd
(e)
29,369 493
Legal & General Group PLC 515,727 1,406
NN Group NV 26,200 881
PICC Property & Casualty Co Ltd 692,000 575
Prudential PLC 84,619 1,275
Sompo Holdings Inc 30,100 1,036
Tokio Marine Holdings Inc 37,700 1,650
Unipol Gruppo SpA
(d)
130,134 508
$ 14,955
Internet - 7.62%
Alibaba Group Holding Ltd ADR
(d)
11,958 2,579
Alibaba Group Holding Ltd
(d)
101,736 2,645
MercadoLibre Inc
(d)
681 671
Naspers Ltd 8,709 1,601
NCSoft Corp 836 622
Shopify Inc
(d)
2,346 2,227
Tencent Holdings Ltd 91,993 5,895
Vipshop Holdings Ltd ADR
(d)
72,794 1,449
$ 17,689
Investment Companies - 0.34%
Kinnevik AB 29,824 787
Machinery - Construction & Mining - 0.53%
Komatsu Ltd 59,600 1,221
Machinery - Diversified - 1.55%
Daifuku Co Ltd 7,000 613
Keyence Corp 4,000 1,676
Miura Co Ltd 10,800 450
Valmet Oyj 33,058 867
$ 3,606
Metal Fabrication & Hardware - 1.04%
NSK Ltd 69,300 517
SKF AB 101,791 1,903
$ 2,420
Mining - 2.40%
Franco-Nevada Corp 12,901 1,802
MMC Norilsk Nickel PJSC ADR 39,666 1,044
Rio Tinto Ltd 39,764 2,723
$ 5,569
Miscellaneous Manufacturers - 1.65%
JSR Corp 36,800 714
Pidilite Industries Ltd 30,656 557
Siemens AG 16,039 1,892
Trelleborg AB
(d)
46,082 676
$ 3,839
Oil & Gas - 3.07%
LUKOIL PJSC ADR 15,043 1,118
Neste Oyj 63,955 2,512
Parkland Corp/Canada 20,600 512
Petrobras Distribuidora SA 111,700 441
Reliance Industries Ltd 67,783 1,542
Suncor Energy Inc 59,100 996
$ 7,121
Pharmaceuticals - 5.30%
Galapagos NV
(d)
3,530 697
Novartis AG 37,514 3,268
Novo Nordisk A/S 42,545 2,772
Roche Holding AG 16,101 5,578
$ 12,315
Pipelines - 1.46%
Pembina Pipeline Corp 70,500 1,763
TC Energy Corp 38,300 1,636
$ 3,399
COMMON STOCKS (continued) Shares Held Value (000’s)
Private Equity - 2.47%
3i Group PLC 225,576 $ 2,323
Brookfield Asset Management Inc 79,469 2,615
Intermediate Capital Group PLC 49,460 789
$ 5,727
Real Estate - 1.53%
CK Asset Holdings Ltd 164,500 987
PSP Swiss Property AG 823 93
Sun Hung Kai Properties Ltd 61,000 779
Tokyo Tatemono Co Ltd
(f)
37,900 436
Vonovia SE 20,652 1,262
$ 3,557
Retail - 4.42%
Alimentation Couche-Tard Inc 86,246 2,704
ANTA Sports Products Ltd 85,000 756
Hennes & Mauritz AB 41,234 602
Home Product Center PCL 1,333,500 670
JD Sports Fashion PLC 109,002 839
Li Ning Co Ltd 263,000 842
Lojas Renner SA 21,500 167
Magazine Luiza SA 46,500 614
Pan Pacific International Holdings Corp 85,900 1,891
Wal-Mart de Mexico SAB de CV 495,022 1,184
$ 10,269
Semiconductors - 8.16%
ASML Holding NV 10,696 3,913
MediaTek Inc 44,000 870
NXP Semiconductors NV 16,012 1,826
Samsung Electronics Co Ltd 105,075 4,651
SK Hynix Inc 24,592 1,756
Taiwan Semiconductor Manufacturing Co Ltd 555,140 5,929
$ 18,945
Software - 1.65%
Capcom Co Ltd 26,800 981
Dassault Systemes SE 8,014 1,391
Nemetschek SE 9,246 635
NetEase Inc 48,300 833
$ 3,840
Telecommunications - 3.84%
Deutsche Telekom AG 81,705 1,371
Nice Ltd ADR
(d)
9,031 1,709
Nippon Telegraph & Telephone Corp 103,000 2,400
Orange SA 68,999 825
SoftBank Group Corp 52,000 2,622
$ 8,927
Toys, Games & Hobbies - 0.96%
Nintendo Co Ltd 5,000 2,235
Transportation - 0.97%
Canadian National Railway Co 25,428 2,250
TOTAL COMMON STOCKS $ 230,115
PREFERRED STOCKS - 0.44% Shares Held Value (000's)
Investment Companies - 0.24%
Itausa SA 0.08% 317,046 $ 563
Telecommunications - 0.20%
Telefonica Brasil SA 2.68% 51,500 458
TOTAL PREFERRED STOCKS $ 1,021
Total Investments $ 234,83 8
Other Assets and Liabilities -  (1.13)% (2,61 4 )
TOTAL NET ASSETS - 100.00% $ 232,224

Schedule of Investments
Diversified International Account
June 30, 2020 (unaudited)
See accompanying notes.

(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,079 or
1.33% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,940 or 0.84% of net assets.
(f) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  (unaudited)
Location Percent
Japan 16.39%
Canada 9.22%
Switzerland 8.66%
United Kingdom 8.32%
China 7.54%
Netherlands 5.53%
Germany 4.48%
Taiwan 4.01%
France 3.94%
Korea, Republic Of 3.63%
India 3.54%
Denmark 2.88%
Hong Kong 2.58%
Italy 2.34%
Sweden 2.08%
Ireland 1.71%
United States 1.60%
Finland 1.45%
Australia 1.23%
Brazil 1.21%
Israel 1.14%
Spain 1.09%
Singapore 1.08%
Russian Federation 0.93%
Mexico 0.83%
South Africa 0.69%
Indonesia 0.56%
Peru 0.54%
Norway 0.53%
Thailand 0.45%
Austria 0.30%
Belgium 0.30%
Argentina 0.29%
Poland 0.06%
Other Assets and Liabilities
(1.13)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales June 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 2,370 $ 22,550 $ 24,297 $ 623
$ 2,370 $ 22,550 $ 24,297 $ 623
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 8 $ — $ — $ —
$ 8 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Account
June 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.11% Shares Held Value (000's)
Money Market Funds - 2.11%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
13,744,455 $ 13,74 5
TOTAL INVESTMENT COMPANIES $ 13,74 5
COMMON STOCKS - 97.69% Shares Held Value (000's)
Apparel - 1.53%
NIKE Inc 101,456 $ 9,948
Automobile Manufacturers - 2.40%
PACCAR Inc 209,302 15,666
Automobile Parts & Equipment - 1.61%
Magna International Inc 236,290 10,522
Banks - 9.09%
First Republic Bank/CA 106,007 11,236
JPMorgan Chase & Co 174,755 16,437
Morgan Stanley 165,817 8,009
PNC Financial Services Group Inc /The 109,353 11,505
Truist Financial Corp 148,659 5,582
US Bancorp 176,770 6,509
$ 59,278
Beverages - 1.87%
Coca-Cola Co/The 272,189 12,161
Biotechnology - 1.24%
Corteva Inc 301,352 8,073
Chemicals - 2.66%
Air Products and Chemicals Inc 39,559 9,552
PPG Industries Inc 73,640 7,810
$ 17,362
Computers - 1.80%
Apple Inc 32,161 11,732
Diversified Financial Services - 4.36%
BlackRock Inc 33,463 18,207
Discover Financial Services 203,758 10,206
$ 28,413
Electric - 6.48%
Eversource Energy 99,530 8,288
NextEra Energy Inc 40,627 9,757
Sempra Energy 48,857 5,728
WEC Energy Group Inc 109,948 9,637
Xcel Energy Inc 141,532 8,846
$ 42,256
Electronics - 0.81%
Honeywell International Inc 36,612 5,294
Food - 3.95%
Hormel Foods Corp 309,617 14,945
Tyson Foods Inc 180,781 10,795
$ 25,740
Healthcare - Products - 4.53%
Abbott Laboratories 178,549 16,325
Medtronic PLC 143,814 13,188
$ 29,513
Insurance - 4.75%
Allstate Corp/The 30,685 2,976
Chubb Ltd 90,990 11,521
Fidelity National Financial Inc 273,608 8,389
Swiss Re AG ADR 419,860 8,083
$ 30,969
Machinery - Diversified - 2.47%
Deere & Co 102,418 16,095
Media - 2.51%
Walt Disney Co/The 146,490 16,335
Miscellaneous Manufacturers - 2.61%
3M Co 16,061 2,505
Parker-Hannifin Corp 79,080 14,493
$ 16,998
Oil & Gas - 5.01%
Chevron Corp 103,385 9,225
EOG Resources Inc 165,110 8,364
Exxon Mobil Corp 53,075 2,374
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Marathon Petroleum Corp 238,411 $ 8,912
Royal Dutch Shell PLC - B shares ADR 123,322 3,755
$ 32,630
Pharmaceuticals - 9.62%
Becton Dickinson and Co 49,898 11,939
Merck & Co Inc 187,548 14,503
Novartis AG ADR 120,358 10,512
Pfizer Inc 275,052 8,994
Roche Holding AG ADR 385,993 16,745
$ 62,693
Pipelines - 1.34%
Enterprise Products Partners LP 479,811 8,718
Private Equity - 2.21%
KKR & Co Inc 467,066 14,423
REITs - 5.19%
Alexandria Real Estate Equities Inc 75,730 12,287
Digital Realty Trust Inc 94,490 13,428
Realty Income Corp 136,192 8,104
$ 33,819
Retail - 3.63%
Costco Wholesale Corp 54,923 16,653
Starbucks Corp 95,128 7,001
$ 23,654
Semiconductors - 3.27%
Microchip Technology Inc 108,133 11,388
Taiwan Semiconductor Manufacturing Co Ltd
ADR
175,188 9,945
$ 21,333
Software - 3.68%
Fidelity National Information Services Inc 56,639 7,595
Microsoft Corp 39,910 8,122
SAP SE ADR 58,951 8,253
$ 23,970
Telecommunications - 5.19%
BCE Inc 383,238 16,008
Verizon Communications Inc 323,680 17,844
$ 33,852
Toys, Games & Hobbies - 1.89%
Hasbro Inc 164,194 12,306
Transportation - 1.99%
Union Pacific Corp 76,869 12,99 5
TOTAL COMMON STOCKS $ 636,74 8
Total Investments $ 650,493
Other Assets and Liabilities -  0.20% 1,315
TOTAL NET ASSETS - 100.00% $ 651,808
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.

Schedule of Investments
Equity Income Account
June 30, 2020 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Financial 25.60%
Consumer, Non-cyclical 21.21%
Consumer, Cyclical 11.06%
Technology 8.75%
Industrial 7.88%
Communications 7.70%
Utilities 6.48%
Energy 6.35%
Basic Materials 2.66%
Money Market Funds 2.11%
Other Assets and Liabilities
0.20%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales June 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 14,848 $ 99,84 6 $ 100,949 $ 13,74 5
$ 14,848 $ 99,84 6 $ 100,949 $ 13,74 5
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 58 $ — $ — $ —
$ 58 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Account
June 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 8.50% Shares Held Value (000's)
Money Market Funds - 8.50%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
20,544,429 $ 20,544
TOTAL INVESTMENT COMPANIES $ 20,544
BONDS - 20.74%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 4.87%
COMM 2014-CCRE19 Mortgage Trust
4.89%, 08/10/2047
(d)
$ 600 $ 577
Freddie Mac Multifamily Structured Pass
Through Certificates
2.37%, 05/25/2022 1,100 1,132
3.30%, 04/25/2023
(d)
1,300 1,391
3.46%, 08/25/2023
(d)
1,200 1,297
3.53%, 10/25/2023
(d)
870 946
Ginnie Mae
0.50%, 10/16/2054
(d),(e)
9,230 179
0.55%, 04/16/2047
(d),(e)
8,980 263
0.58%, 03/16/2060
(d),(e)
4,492 239
0.68%, 11/16/2052
(d),(e)
11,713 377
0.77%, 09/16/2053
(d),(e)
8,638 288
0.77%, 02/16/2055
(d),(e)
19,225 332
0.83%, 02/16/2053
(d),(e)
10,480 378
2.60%, 05/16/2059 628 659
2.60%, 03/16/2060 1,068 1,121
JP Morgan Chase Commercial Mortgage
Securities Trust 2011-C5
5.61%, 08/15/2046
(d),(f)
2,000 2,033
Wells Fargo Commercial Mortgage Trust
2014-LC16
4.46%, 08/15/2050 600 558
$ 11,770
Credit Card Asset Backed Securities - 2.51%
American Express Credit Account Master Trust
0.42%, 04/15/2024 3,500 3,505
1.00 x 1 Month USD LIBOR + 0.24%
Chase Issuance Trust
0.38%, 04/17/2023 2,558 2,560
1.00 x 1 Month USD LIBOR + 0.20%
$ 6,065
Mortgage Backed Securities - 12.57%
EverBank Mortgage Loan Trust 18-1
3.50%, 02/25/2048
(d),(f)
472 489
Fannie Mae Grantor Trust 2005-T1
0.53%, 05/25/2035 185 185
1.00 x 1 Month USD LIBOR + 0.35%
Fannie Mae Interest Strip
3.50%, 12/25/2043
(d),(e)
1,323 197
Fannie Mae REMICS
3.00%, 10/25/2040
(e)
4,102 202
3.00%, 04/25/2042 768 791
3.00%, 08/25/2042 255 260
3.00%, 02/25/2043 378 392
3.00%, 03/25/2046 583 606
3.00%, 05/25/2048 178 186
3.18%, 06/25/2045
(e)
3,185 176
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 0.00%
3.50%, 01/25/2040
(e)
1,768 80
3.50%, 11/25/2042 2,500 2,717
4.00%, 12/25/2039
(e)
835 35
4.50%, 04/25/2045
(e)
2,608 444
5.82%, 10/25/2046
(e)
651 153
(1.00) x 1 Month USD LIBOR + 6.00%
7.00%, 04/25/2032 101 120
Freddie Mac REMICS
1.50%, 04/15/2028 769 780
2.50%, 11/15/2032 800 847
2.50%, 02/15/2043 798 841
3.00%, 11/15/2030
(e)
1,617 41
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Freddie Mac REMICS   (continued)
3.00%, 11/15/2035 $ 950 $ 1,006
3.00%, 06/15/2040 357 368
3.00%, 10/15/2041 727 750
3.00%, 04/15/2046 241 260
3.15%, 05/15/2038
(e)
2,845 148
1.00 x 12 Month Treasury Average Index
+ 0.00%
3.50%, 03/15/2029 294 309
3.50%, 08/15/2040
(e)
1,971 112
3.50%, 05/15/2043 837 863
3.50%, 09/15/2043 1,200 1,237
4.00%, 05/15/2039 4,200 4,372
Ginnie Mae
3.50%, 05/20/2039 50 51
3.50%, 10/20/2044
(e)
4,369 479
3.50%, 11/20/2045 930 985
4.00%, 02/20/2044
(e)
2,750 233
4.00%, 04/20/2044
(e)
1,411 125
4.00%, 01/20/2046
(e)
1,425 117
5.90%, 07/16/2043
(e)
3,144 636
(1.00) x 1 Month USD LIBOR + 6.10%
5.91%, 06/20/2046
(e)
636 133
(1.00) x 1 Month USD LIBOR + 6.10%
5.95%, 12/20/2043
(e)
1,407 352
(1.00) x 1 Month USD LIBOR + 6.14%
6.01%, 08/20/2042
(e)
1,149 206
(1.00) x 1 Month USD LIBOR + 6.20%
6.01%, 09/20/2047
(e)
723 136
(1.00) x 1 Month USD LIBOR + 6.20%
6.05%, 08/16/2045
(e)
451 102
(1.00) x 1 Month USD LIBOR + 6.25%
6.06%, 06/20/2044
(e)
1,769 239
(1.00) x 1 Month USD LIBOR + 6.25%
6.56%, 11/20/2045
(e)
671 160
(1.00) x 1 Month USD LIBOR + 6.75%
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(d),(f)
575 588
JP Morgan Mortgage Trust 2017-3
3.82%, 08/25/2047
(d),(f)
557 566
JP Morgan Mortgage Trust 2018-8
4.00%, 01/25/2049
(d),(f)
501 513
JP Morgan Mortgage Trust 2019-9
3.50%, 05/25/2050
(d),(f)
1,200 1,235
New Residential Mortgage Loan Trust 2014-1
5.00%, 01/25/2054
(d),(f)
1,398 1,508
New Residential Mortgage Loan Trust 2015-2
5.53%, 08/25/2055
(d),(f)
1,036 1,105
Sequoia Mortgage Trust 2013-2
3.64%, 02/25/2043
(d)
627 639
Sequoia Mortgage Trust 2017-2
3.63%, 02/25/2047
(d),(f)
459 454
Sequoia Mortgage Trust 2017-3
3.79%, 04/25/2047
(d),(f)
461 457
Sequoia Mortgage Trust 2018-5
3.50%, 05/25/2048
(d),(f)
382 395
$ 30,381
Other Asset Backed Securities - 0.79%
Chase Funding Trust Series 2004-1
0.64%, 12/25/2033 95 85
1.00 x 1 Month USD LIBOR + 0.46%
CNH Equipment Trust 2016-C
1.76%, 09/15/2023 500 502
Towd Point Mortgage Trust
4.25%, 10/25/2053
(d),(f)
550 579

Schedule of Investments
Government & High Quality Bond Account
June 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 $ 722 $ 738
$ 1,904
TOTAL BONDS $ 50,120
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 75.23%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 10.83%
2.00%, 10/01/2031 $ 611 $ 636
2.50%, 02/01/2028 534 568
3.00%, 02/01/2027 186 196
3.00%, 01/01/2031 469 502
3.00%, 01/01/2033 830 891
3.00%, 03/01/2037 353 373
3.00%, 08/01/2042 642 688
3.00%, 10/01/2042 465 498
3.00%, 10/01/2042 888 952
3.00%, 10/01/2042 992 1,082
3.00%, 05/01/2043 630 684
3.00%, 10/01/2046 694 757
3.00%, 01/01/2047 895 976
3.50%, 02/01/2032 926 991
3.50%, 04/01/2042 1,309 1,417
3.50%, 05/01/2042 506 554
3.50%, 07/01/2042 1,865 2,029
3.50%, 02/01/2044 730 789
3.50%, 07/01/2046 614 677
3.50%, 01/01/2048 908 1,001
3.50%, 04/01/2049 1,778 1,943
4.00%, 07/01/2042 678 767
4.00%, 01/01/2043 860 944
4.00%, 06/01/2043 1,006 1,113
4.00%, 10/01/2045 1,043 1,169
4.00%, 01/01/2048 1,088 1,230
4.23%, 09/01/2032 12 13
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.23%
4.50%, 11/01/2043 761 876
5.00%, 10/01/2025 84 92
5.00%, 02/01/2033 123 139
5.00%, 06/01/2033 145 160
5.00%, 01/01/2034 397 456
5.00%, 07/01/2035 80 92
5.00%, 07/01/2035 19 22
5.00%, 07/01/2035 9 10
5.00%, 10/01/2035 35 40
5.50%, 03/01/2033 88 100
5.50%, 04/01/2038 3 4
5.50%, 05/01/2038 25 29
6.00%, 12/01/2023 2 2
6.00%, 05/01/2031 10 12
6.00%, 12/01/2031 10 12
6.00%, 09/01/2032 6 7
6.00%, 11/01/2033 48 54
6.00%, 11/01/2033 12 13
6.00%, 09/01/2034 41 48
6.00%, 02/01/2035 37 43
6.00%, 10/01/2036 39 45
6.00%, 03/01/2037 38 43
6.00%, 01/01/2038 67 79
6.00%, 01/01/2038 7 8
6.00%, 04/01/2038 30 34
6.50%, 12/01/2021 3 3
6.50%, 04/01/2022 5 5
6.50%, 05/01/2022 4 4
6.50%, 05/01/2023 5 5
6.50%, 04/01/2024 1 2
6.50%, 04/01/2026 2 2
6.50%, 05/01/2026 1 1
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.50%, 05/01/2026 $ 2 $ 2
6.50%, 01/01/2028 3 3
6.50%, 03/01/2028 2 2
6.50%, 10/01/2028 12 14
6.50%, 11/01/2028 3 3
6.50%, 12/01/2028 6 7
6.50%, 03/01/2029 3 3
6.50%, 07/01/2031 18 20
6.50%, 08/01/2031 5 5
6.50%, 10/01/2031 7 8
6.50%, 10/01/2031 7 8
6.50%, 12/01/2031 11 12
6.50%, 02/01/2032 11 13
6.50%, 05/01/2032 28 31
6.50%, 04/01/2035 5 6
7.00%, 09/01/2023 3 3
7.00%, 12/01/2023 1 1
7.00%, 01/01/2024 1 2
7.00%, 09/01/2027 3 3
7.00%, 01/01/2028 21 23
7.00%, 04/01/2028 12 13
7.00%, 05/01/2028 2 2
7.00%, 10/01/2031 5 5
7.00%, 10/01/2031 11 12
7.00%, 04/01/2032 37 44
7.50%, 10/01/2030 6 7
7.50%, 02/01/2031 2 2
7.50%, 02/01/2031 7 9
8.00%, 10/01/2030 13 16
8.50%, 07/01/2029 15 16
$ 26,177
Federal National Mortgage Association (FNMA) - 0.51%
3.00%, 04/01/2043 824 872
3.64%, 12/01/2032 11 11
1.00 x 12 Month USD LIBOR + 1.64%
3.65%, 12/01/2033 67 68
1.00 x 12 Month USD LIBOR + 1.65%
5.50%, 05/01/2033 13 14
6.00%, 05/01/2037 159 180
6.50%, 08/01/2025 14 15
6.50%, 11/01/2032 13 15
7.00%, 08/01/2028 13 14
7.00%, 12/01/2028 10 11
8.00%, 05/01/2027 6 6
8.50%, 10/01/2027 23 23
$ 1,229
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 38.72%
2.00%, 02/01/2032 372 386
2.00%, 07/01/2035
(g)
1,250 1,293
2.00%, 07/01/2050
(g)
1,225 1,254
2.50%, 06/01/2027 850 902
2.50%, 08/01/2028 602 641
2.50%, 12/01/2031 720 765
2.50%, 09/01/2032 495 528
2.50%, 04/01/2050 2,057 2,146
2.50%, 07/01/2050
(g)
2,400 2,502
3.00%, 05/01/2029 690 736
3.00%, 08/01/2031 1,298 1,395
3.00%, 12/01/2034 1,631 1,715
3.00%, 10/01/2036 545 584
3.00%, 10/01/2042 1,318 1,433
3.00%, 11/01/2042 1,429 1,554
3.00%, 12/01/2042 1,285 1,398
3.00%, 02/01/2043 941 1,027
3.00%, 06/01/2043 1,609 1,750
3.00%, 08/01/2043 1,111 1,208
3.00%, 09/01/2046 1,332 1,450

Schedule of Investments
Government & High Quality Bond Account
June 30, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 10/01/2046 $ 915 $ 989
3.00%, 11/01/2046 1,392 1,527
3.00%, 01/01/2047 874 953
3.00%, 01/01/2047 896 977
3.00%, 10/01/2049 1,859 1,959
3.00%, 12/01/2049 1,386 1,461
3.00%, 01/01/2050 2,149 2,265
3.00%, 02/01/2050 2,009 2,118
3.50%, 08/01/2031 654 706
3.50%, 02/01/2033 1,045 1,128
3.50%, 09/01/2033 1,435 1,549
3.50%, 06/01/2039 540 576
3.50%, 02/01/2042 1,001 1,112
3.50%, 09/01/2042 1,632 1,792
3.50%, 11/01/2042 1,090 1,197
3.50%, 12/01/2042 1,206 1,331
3.50%, 02/01/2043 425 472
3.50%, 09/01/2044 1,735 1,925
3.50%, 10/01/2044 522 579
3.50%, 11/01/2044 516 573
3.50%, 03/01/2045 1,209 1,322
3.50%, 03/01/2045 534 589
3.50%, 06/01/2045 863 958
3.50%, 09/01/2045 773 848
3.50%, 10/01/2045 600 666
3.50%, 11/01/2045 579 639
3.50%, 01/01/2046 603 669
3.50%, 03/01/2046 427 474
3.50%, 04/01/2046 918 1,019
3.50%, 03/01/2047 905 1,004
3.50%, 10/01/2047 659 731
3.50%, 11/01/2048 1,856 2,059
3.50%, 05/01/2049 857 945
4.00%, 01/01/2034 433 466
4.00%, 10/01/2037 763 821
4.00%, 02/01/2041 1,203 1,346
4.00%, 02/01/2042 714 800
4.00%, 08/01/2043 421 476
4.00%, 10/01/2043 318 349
4.00%, 08/01/2044 467 528
4.00%, 10/01/2044 1,336 1,491
4.00%, 11/01/2044 445 503
4.00%, 12/01/2044 763 863
4.00%, 02/01/2045 758 857
4.00%, 08/01/2045 712 805
4.00%, 07/01/2046 633 715
4.00%, 08/01/2046 1,380 1,526
4.00%, 07/01/2047 941 1,064
4.00%, 10/01/2047 830 929
4.00%, 12/01/2047 766 865
4.50%, 08/01/2039 1,396 1,581
4.50%, 03/01/2042 359 413
4.50%, 09/01/2043 1,479 1,701
4.50%, 10/01/2043 782 900
4.50%, 11/01/2043 867 997
4.50%, 09/01/2045 630 715
4.50%, 10/01/2045 831 955
4.50%, 11/01/2045 1,215 1,379
4.50%, 08/01/2048 853 967
4.50%, 09/01/2048 1,620 1,861
4.50%, 12/01/2048 1,134 1,275
5.00%, 05/01/2033 989 1,128
5.00%, 04/01/2035 93 107
5.00%, 04/01/2035 71 81
5.00%, 07/01/2035 4 5
5.00%, 02/01/2038 327 375
5.00%, 02/01/2040 1,091 1,257
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.00%, 07/01/2041 $ 883 $ 1,026
5.50%, 05/01/2024 4 5
5.50%, 06/01/2033 50 57
5.50%, 02/01/2037 3 4
5.50%, 03/01/2038 80 92
6.00%, 06/01/2022 6 6
6.00%, 11/01/2028 12 13
6.00%, 12/01/2031 5 6
6.00%, 01/01/2033 41 47
6.00%, 07/01/2037 104 121
6.00%, 11/01/2037 3 3
6.00%, 12/01/2037 7 8
6.00%, 03/01/2038 53 62
6.50%, 11/01/2023 13 15
6.50%, 05/01/2024 4 5
6.50%, 09/01/2024 6 6
6.50%, 07/01/2025 8 9
6.50%, 02/01/2026 2 3
6.50%, 03/01/2026 1 1
6.50%, 05/01/2026 2 2
6.50%, 06/01/2026 1 1
6.50%, 07/01/2028 8 9
6.50%, 09/01/2028 15 16
6.50%, 02/01/2029 1 1
6.50%, 03/01/2029 4 5
6.50%, 04/01/2029 4 4
6.50%, 06/01/2031 10 11
6.50%, 01/01/2032 3 4
6.50%, 04/01/2032 3 4
6.50%, 08/01/2032 8 9
6.50%, 02/01/2033 8 10
6.50%, 12/01/2036 32 38
6.50%, 07/01/2037 11 12
6.50%, 07/01/2037 22 27
6.50%, 02/01/2038 26 31
7.00%, 10/01/2029 12 13
7.00%, 05/01/2031 4 4
7.00%, 11/01/2031 18 20
8.00%, 06/01/2030 2 2
$ 93,592
Government National Mortgage Association (GNMA) - 15.04%
2.50%, 07/01/2050 4,500 4,737
3.00%, 11/15/2042 750 796
3.00%, 12/15/2042 1,405 1,492
3.00%, 02/15/2043 1,271 1,371
3.00%, 05/15/2043 1,712 1,839
3.00%, 07/20/2045 1,360 1,453
3.00%, 07/20/2046 780 830
3.00%, 08/20/2046 1,714 1,824
3.00%, 09/20/2046 2,066 2,196
3.00%, 12/20/2046 1,015 1,079
3.00%, 02/20/2047 1,215 1,291
3.00%, 08/20/2047 857 910
3.50%, 01/15/2043 1,049 1,133
3.50%, 05/15/2043 1,181 1,275
3.50%, 06/20/2043 689 749
3.50%, 04/20/2045 645 694
3.50%, 06/20/2046 95 102
3.50%, 02/20/2047 760 826
3.50%, 04/20/2047 1,530 1,633
3.50%, 05/20/2047 864 934
3.50%, 11/20/2047 651 697
3.50%, 02/20/2048 1,731 1,841
4.00%, 08/15/2041 853 948
4.00%, 07/20/2047 768 825
4.00%, 01/20/2048 3,197 3,508
4.50%, 07/15/2040 444 497

Schedule of Investments
Government & High Quality Bond Account
June 30, 2020 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
5.00%, 09/15/2033 $ 4 $ 5
5.00%, 02/15/2034 244 278
5.00%, 09/15/2039 32 36
5.50%, 11/15/2033 21 23
5.50%, 05/20/2035 105 121
6.00%, 04/20/2026 3 3
6.00%, 05/20/2026 2 2
6.00%, 03/20/2028 2 2
6.00%, 06/20/2028 11 13
6.00%, 07/20/2028 6 6
6.00%, 02/20/2029 6 6
6.00%, 03/20/2029 12 13
6.00%, 07/20/2029 12 13
6.00%, 07/20/2033 95 109
6.50%, 12/20/2025 6 7
6.50%, 02/20/2026 4 4
6.50%, 03/20/2031 8 10
6.50%, 04/20/2031 9 11
7.00%, 01/15/2028 1 1
7.00%, 01/15/2028 1 1
7.00%, 01/15/2028 4 4
7.00%, 01/15/2028 2 3
7.00%, 01/15/2028 1 1
7.00%, 03/15/2028 51 53
7.00%, 05/15/2028 5 5
7.00%, 01/15/2029 11 12
7.00%, 03/15/2029 4 3
7.00%, 05/15/2031 7 8
7.00%, 09/15/2031 24 28
7.00%, 06/15/2032 80 92
7.50%, 04/15/2023 4 4
7.50%, 09/15/2023 1 1
7.50%, 09/15/2023 1 1
7.50%, 10/15/2023 2 2
7.50%, 11/15/2023 2 2
8.00%, 07/15/2026 1 1
8.00%, 08/15/2026 2 2
8.00%, 01/15/2027 1 1
8.00%, 02/15/2027 1 1
$ 36,368
U.S. Treasury - 3.31%
2.13%, 12/31/2022 2,400 2,517
3.13%, 05/15/2021 2,500 2,564
4.50%, 02/15/2036 1,000 1,531
5.25%, 11/15/2028 1,000 1,384
$ 7,996
U.S. Treasury Bill - 6.82%
0.08%, 07/02/2020
(h)
6,000 6,000
0.11%, 07/30/2020
(h)
10,500 10,499
$ 16,499
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 181,861
Total Investments $ 252,525
Other Assets and Liabilities -  (4.47)% (10,797)
TOTAL NET ASSETS - 100.00% $ 241,728
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Security is an Interest Only Strip.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $9,922 or 4.10% of net assets.
(g) Security was purchased in a "to-be-announced" ("TBA") transaction.  See
Notes to Financial Statements for additional information.
(h) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 82.54%
Government 10.13%
Money Market Funds 8.50%
Asset Backed Securities 3.30%
Other Assets and Liabilities
(4.47)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Government & High Quality Bond Account
June 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales June 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 6,646 $ 84,646 $ 70,748 $ 20,544
$ 6,646 $ 84,646 $ 70,748 $ 20,544
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 29 $ — $ — $ —
$ 29 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; September 2020 Short 64 $ 8,907 $ (23)
US Long Bond; September 2020 Short 20 3,571 (6)
Total $ (29)
Amounts in thousands except contracts.

Schedule of Investments
International Emerging Markets Account
June 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.97% Shares Held Value (000's)
Money Market Funds - 1.97%
BlackRock Liquidity FedFund - Institutional
Class 0.09%
(a),(b)
53,110 $ 53
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
1,444,741 1,445
$ 1,498
TOTAL INVESTMENT COMPANIES $ 1,498
COMMON STOCKS - 97.05% Shares Held Value (000's)
Automobile Manufacturers - 3.22%
Ashok Leyland Ltd 503,400 $ 314
Eicher Motors Ltd 850 206
Hyundai Motor Co 6,790 558
Kia Motors Corp 21,180 572
Maruti Suzuki India Ltd 7,053 546
Tofas Turk Otomobil Fabrikasi AS 65,252 254
$ 2,450
Automobile Parts & Equipment - 0.43%
Weichai Power Co Ltd 172,000 324
Banks - 9.50%
Banco do Brasil SA 87,500 519
Bank Rakyat Indonesia Persero Tbk PT 1,419,600 303
Commercial International Bank Egypt SAE 78,311 303
Credicorp Ltd 7,113 951
Grupo Financiero Banorte SAB de CV
(d)
154,900 536
HDFC Bank Ltd 49,866 701
ICICI Bank Ltd 110,763 516
Kotak Mahindra Bank Ltd 13,631 246
Postal Savings Bank of China Co Ltd
(e)
325,000 187
PT Bank Central Asia Tbk 563,100 1,127
RHB Bank Bhd 207,500 233
Sberbank of Russia PJSC ADR
(d)
91,606 1,041
Shinhan Financial Group Co Ltd 23,195 561
$ 7,224
Beverages - 1.88%
Arca Continental SAB de CV 60,000 264
Kweichow Moutai Co Ltd 3,800 789
Thai Beverage PCL 775,000 378
$ 1,431
Building Materials - 2.68%
Anhui Conch Cement Co Ltd 89,195 671
China Lesso Group Holdings Ltd 316,000 414
Huaxin Cement Co Ltd 154,875 523
UltraTech Cement Ltd 8,276 428
$ 2,036
Chemicals - 0.65%
Asian Paints Ltd 21,966 491
Commercial Services - 1.63%
New Oriental Education & Technology Group Inc
ADR
(d)
6,655 867
NICE Information Service Co Ltd 24,308 371
$ 1,238
Computers - 0.29%
Wiwynn Corp 8,000 219
Consumer Products - 1.03%
Hindustan Unilever Ltd 26,980 780
Cosmetics & Personal Care - 0.24%
Colgate-Palmolive India Ltd 9,715 181
Distribution & Wholesale - 0.44%
LG Corp 5,576 333
Diversified Financial Services - 4.22%
B3 SA - Brasil Bolsa Balcao 48,641 498
Fubon Financial Holding Co Ltd 289,000 432
Housing Development Finance Corp Ltd 52,992 1,232
KB Financial Group Inc 18,764 531
Tisco Financial Group PCL 230,900 521
$ 3,214
Electrical Components & Equipment - 0.53%
Delta Electronics Inc 71,000 405
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics - 0.30%
Taiwan Union Technology Corp 46,000 $ 226
Energy - Alternate Sources - 0.53%
Sao Martinho SA 104,582 407
Engineering & Construction - 0.60%
Frontken Corp Bhd 259,600 156
Grupo Aeroportuario del Pacifico SAB de CV 42,000 303
$ 459
Food - 3.35%
China Feihe Ltd
(e)
125,000 250
Dino Polska SA
(d),(e)
3,918 200
Indofood Sukses Makmur Tbk PT
(d)
715,100 328
Minerva SA/Brazil
(d)
171,400 413
Nestle India Ltd 1,040 236
Tingyi Cayman Islands Holding Corp 364,000 567
Uni -President Enterprises Corp 124,000 301
X5 Retail Group NV 7,115 252
$ 2,547
Forest Products & Paper - 0.20%
Mondi PLC 8,108 152
Gas - 1.22%
China Resources Gas Group Ltd 48,000 235
ENN Energy Holdings Ltd 61,500 695
$ 930
Healthcare - Services - 0.29%
Pharmaron Beijing Co Ltd
(e)
21,300 221
Holding Companies - Diversified - 0.90%
KOC Holding AS 95,010 250
Swire Pacific Ltd 82,000 436
$ 686
Home Furnishings - 0.54%
Gree Electric Appliances Inc of Zhuhai 51,096 410
Insurance - 2.35%
AIA Group Ltd 36,800 344
ICICI Lombard General Insurance Co Ltd
(e)
11,098 186
ICICI Prudential Life Insurance Co Ltd
(e)
36,205 205
PICC Property & Casualty Co Ltd 918,000 763
Qualitas Controladora SAB de CV 73,600 290
$ 1,788
Internet - 24.59%
AfreecaTV Co Ltd 4,514 239
Alibaba Group Holding Ltd ADR
(d)
13,162 2,839
Alibaba Group Holding Ltd
(d)
5,500 148
Alibaba Group Holding Ltd
(d)
105,296 2,738
JD.com Inc ADR
(d)
15,676 943
Meituan Dianping
(d)
71,500 1,598
MercadoLibre Inc
(d)
832 820
Naspers Ltd 8,325 1,530
NCSoft Corp 834 620
Tencent Holdings Ltd 98,200 6,293
Tencent Music Entertainment Group ADR
(d)
20,274 273
Vipshop Holdings Ltd ADR
(d)
33,194 661
$ 18,702
Iron & Steel - 1.93%
Eregli Demir ve Celik Fabrikalari TAS 351,227 440
POSCO 2,140 312
Severstal PAO 41,664 504
Ternium SA ADR
(d)
13,964 212
$ 1,468
Lodging - 0.34%
NagaCorp Ltd 220,000 257
Mining - 1.99%
Impala Platinum Holdings Ltd 49,011 330
MMC Norilsk Nickel PJSC ADR 25,149 662
Polyus PJSC 6,226 524
$ 1,516

Schedule of Investments
International Emerging Markets Account
June 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 1.86%
Elite Material Co Ltd 42,000 $ 229
Escorts Ltd 12,027 166
Lens Technology Co Ltd 73,900 295
Pidilite Industries Ltd 18,081 328
Sunny Optical Technology Group Co Ltd 24,800 399
$ 1,417
Oil & Gas - 4.15%
LUKOIL PJSC ADR 14,057 1,045
Petrobras Distribuidora SA 67,400 266
Reliance Industries Ltd 81,248 1,848
$ 3,159
Pharmaceuticals - 0.44%
Sino Biopharmaceutical Ltd 176,000 332
Real Estate - 2.04%
A-Living Services Co Ltd
(e)
82,500 419
Shenzhen Overseas Chinese Town Co Ltd 330,400 284
Shimao Group Holdings Ltd 198,000 847
$ 1,550
Retail - 3.79%
ANTA Sports Products Ltd 29,000 258
China Meidong Auto Holdings Ltd 98,000 242
Home Product Center PCL 1,309,500 658
Lojas Renner SA 56,450 437
Magazine Luiza SA 25,900 342
Wal-Mart de Mexico SAB de CV 396,800 949
$ 2,886
Semiconductors - 15.48%
ASPEED Technology Inc 7,000 296
MediaTek Inc 46,000 909
Powertech Technology Inc 69,000 252
Realtek Semiconductor Corp
(d)
53,000 540
Samsung Electronics Co Ltd 81,746 3,619
SK Hynix Inc 20,979 1,498
Taiwan Semiconductor Manufacturing Co Ltd 436,164 4,658
$ 11,772
Software - 2.08%
Bilibili Inc ADR
(d),(f)
9,179 425
NetEase Inc ADR 2,694 1,157
$ 1,582
Telecommunications - 0.76%
Accton Technology Corp 75,000 582
Transportation - 0.58%
Hyundai Glovis Co Ltd 5,205 442
TOTAL COMMON STOCKS $ 73,817
PREFERRED STOCKS - 0.85% Shares Held Value (000's)
Semiconductors - 0.20%
Samsung Electronics Co Ltd 1417.00% 3,931 $ 153
Telecommunications - 0.65%
Telefonica Brasil SA 2.68% 55,500 494
TOTAL PREFERRED STOCKS $ 647
Total Investments $ 75,962
Other Assets and Liabilities -  0.13% 101
TOTAL NET ASSETS - 100.00% $ 76,063
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $53 or
0.07% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,668 or 2.19% of net assets.
(f) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  (unaudited)
Location Percent
China 33.74%
Korea, Republic Of 12.90%
Taiwan 11.90%
India 11.33%
Russian Federation 5.29%
Brazil 4.42%
Mexico 3.08%
Hong Kong 2.89%
South Africa 2.44%
Indonesia 2.31%
Thailand 2.03%
United States 1.97%
Turkey 1.25%
Peru 1.25%
Argentina 1.08%
Malaysia 0.51%
Egypt 0.40%
Cambodia 0.34%
Luxembourg 0.28%
Poland 0.26%
United Kingdom 0.20%
Other Assets and Liabilities
0.13%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales June 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 637 $ 14,656 $ 13,848 $ 1,445
$ 637 $ 14,656 $ 13,848 $ 1,445
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 4 $ — $ — $ —
$ 4 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
LargeCap Growth Account I
June 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.24% Shares Held Value (000's)
Exchange-Traded Funds - 0.82%
Technology Select Sector SPDR Fund 24,310 $ 2,540
Vanguard Mega Cap Growth ETF
(a)
11,606 1,898
$ 4,438
Money Market Funds - 2.41%
BlackRock Liquidity FedFund - Institutional
Class 0.09%
(b),(c)
2,131,639 2,132
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(d),(e)
10,969,117 10,969
$ 13,101
Principal Exchange-Traded Funds - 0.01%
Principal Price Setters Index ETF
(d)
1,616 63
TOTAL INVESTMENT COMPANIES $ 17,602
COMMON STOCKS - 96.94% Shares Held Value (000's)
Advertising - 0.01%
Trade Desk Inc /The
(e)
162 $ 66
Aerospace & Defense - 1.19%
HEICO Corp 144 14
HEICO Corp - Class A 251 20
L3Harris Technologies Inc 34,382 5,834
Lockheed Martin Corp 1,032 377
Mercury Systems Inc
(e)
177 14
Northrop Grumman Corp 618 190
TransDigm Group Inc 47 21
$ 6,470
Agriculture - 0.03%
Altria Group Inc 3,497 137
Apparel - 0.09%
NIKE Inc 5,038 494
VF Corp 76 5
$ 499
Automobile Manufacturers - 0.12%
Tesla Inc
(e)
615 664
Automobile Parts & Equipment - 0.45%
Allison Transmission Holdings Inc 293 11
Aptiv PLC 31,152 2,427
$ 2,438
Banks - 0.23%
Goldman Sachs Group Inc /The 6,200 1,225
Beverages - 1.36%
Boston Beer Co Inc /The
(e)
34 18
Brown-Forman Corp - A Shares 154 9
Brown-Forman Corp - B Shares 98,278 6,256
Coca-Cola Co/The 9,787 437
Monster Beverage Corp
(e)
1,479 103
PepsiCo Inc 4,394 581
$ 7,404
Biotechnology - 2.63%
ACADIA Pharmaceuticals Inc
(e)
438 21
Acceleron Pharma Inc
(e)
172 16
Alexion Pharmaceuticals Inc
(e)
4,537 509
Alnylam Pharmaceuticals Inc
(e)
457 68
Amgen Inc 2,538 599
Biogen Inc
(e)
198 53
BioMarin Pharmaceutical Inc
(e)
656 81
Bluebird Bio Inc
(e)
115 7
Exact Sciences Corp
(e)
517 45
Exelixis Inc
(e)
442 10
Guardant Health Inc
(e)
297 24
Illumina Inc
(e)
18,524 6,860
Immunomedics Inc
(e)
824 29
Incyte Corp
(e)
14,963 1,556
Ionis Pharmaceuticals Inc
(e)
258 15
Iovance Biotherapeutics Inc
(e)
541 15
Livongo Health Inc
(a),(e)
215 16
Moderna Inc
(e)
1,075 69
Regeneron Pharmaceuticals Inc
(e)
402 251
Sage Therapeutics Inc
(e)
15 1
Seattle Genetics Inc
(e)
486 83
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Vertex Pharmaceuticals Inc
(e)
13,583 $ 3,943
$ 14,271
Building Materials - 0.01%
Armstrong World Industries Inc 71 5
Carrier Global Corp 1,248 28
Trex Co Inc
(e)
231 30
$ 63
Chemicals - 1.53%
Air Products and Chemicals Inc 113 27
Ecolab Inc 200 40
FMC Corp 102 10
NewMarket Corp 23 9
RPM International Inc 427 32
Sherwin-Williams Co/The 14,121 8,160
W R Grace & Co 81 4
$ 8,282
Commercial Services - 6.54%
2U Inc
(e)
79 3
Automatic Data Processing Inc 1,381 206
Avalara Inc
(e)
307 41
Booz Allen Hamilton Holding Corp 551 43
Bright Horizons Family Solutions Inc
(e)
161 19
Chegg Inc
(e)
484 33
Cintas Corp 27,014 7,195
CoreLogic Inc /United States 17 1
CoStar Group Inc
(e)
2,673 1,899
Equifax Inc 360 62
FleetCor Technologies Inc
(e)
331 83
Gartner Inc
(e)
347 42
Global Payments Inc 39,662 6,728
H&R Block Inc 543 8
IHS Markit Ltd 867 65
MarketAxess Holdings Inc 147 74
Moody's Corp 677 186
Morningstar Inc 73 10
Paylocity Holding Corp
(e)
139 20
PayPal Holdings Inc
(e)
94,900 16,535
Quanta Services Inc 111 4
Rollins Inc 518 22
S&P Global Inc 5,646 1,860
Square Inc
(e)
1,531 161
StoneCo Ltd
(e)
620 24
TransUnion 693 60
Verisk Analytics Inc 683 116
WEX Inc
(e)
15 3
$ 35,503
Computers - 4.28%
Accenture PLC - Class A 2,427 521
Apple Inc 39,843 14,535
CACI International Inc
(e)
15 3
Crowdstrike Holdings Inc
(e)
8,373 840
Dell Technologies Inc
(e)
37 2
EPAM Systems Inc
(e)
213 54
Fortinet Inc
(e)
533 73
Genpact Ltd 195,144 7,127
Globant SA
(e)
144 21
Leidos Holdings Inc 52 5
Lumentum Holdings Inc
(e)
32 3
NetApp Inc 480 21
Pure Storage Inc
(e)
553 10
Science Applications International Corp 30 2
Zscaler Inc
(e)
282 31
$ 23,248
Consumer Products - 0.03%
Avery Dennison Corp 137 15
Church & Dwight Co Inc 984 76
Clorox Co/The 359 79
Reynolds Consumer Products Inc 54 2
$ 172

Schedule of Investments
LargeCap Growth Account I
June 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Cosmetics & Personal Care - 1.29%
Estee Lauder Cos Inc /The 34,232 $ 6,459
Procter & Gamble Co/The 4,697 562
$ 7,021
Distribution & Wholesale - 0.04%
Copart Inc
(e)
814 68
Fastenal Co 1,860 80
IAA Inc
(e)
129 5
Pool Corp 156 42
WW Grainger Inc 132 41
$ 236
Diversified Financial Services - 4.19%
Ares Management Corp 392 16
Cboe Global Markets Inc 96 9
Charles Schwab Corp/The 24,131 814
Credit Acceptance Corp
(a),(e)
3 1
Intercontinental Exchange Inc 761 70
LendingTree Inc
(e)
30 9
LPL Financial Holdings Inc 26 2
Mastercard Inc 35,146 10,393
SLM Corp 344 2
T Rowe Price Group Inc 231 29
Tradeweb Markets Inc 278 16
Virtu Financial Inc 223 5
Visa Inc 57,469 11,101
Western Union Co/The 319 7
XP Inc
(e)
6,711 282
$ 22,756
Electric - 0.66%
NextEra Energy Inc 10,222 2,455
NRG Energy Inc 338 11
Sempra Energy 9,320 1,093
$ 3,559
Electrical Components & Equipment - 0.01%
Energizer Holdings Inc 197 9
Generac Holdings Inc
(e)
223 27
Universal Display Corp 172 26
$ 62
Electronics - 3.93%
Agilent Technologies Inc 107 9
Allegion plc 240 25
Amphenol Corp 60,379 5,785
Coherent Inc
(e)
79 10
Fortive Corp 103,797 7,023
Jabil Inc 112 4
Keysight Technologies Inc
(e)
252 25
Mettler -Toledo International Inc
(e)
89 72
PerkinElmer Inc 87 9
Roper Technologies Inc 21,582 8,379
Waters Corp
(e)
19 3
$ 21,344
Energy - Alternate Sources - 0.01%
Enphase Energy Inc
(e)
422 20
SolarEdge Technologies Inc
(e)
195 27
$ 47
Engineering & Construction - 0.00%
frontdoor Inc
(e)
57 3
Entertainment - 0.19%
DraftKings Inc
(a),(e)
29,531 982
Live Nation Entertainment Inc
(e)
567 25
Vail Resorts Inc 13 3
$ 1,010
Environmental Control - 0.00%
Waste Management Inc 219 23
Food - 0.05%
Beyond Meat Inc
(e)
164 22
Campbell Soup Co 350 17
Grocery Outlet Holding Corp
(e)
148 6
Hershey Co/The 456 59
COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Kellogg Co 342 $ 23
Lamb Weston Holdings Inc 135 9
McCormick & Co Inc /MD 278 50
Pilgrim's Pride Corp
(e)
67 1
Sprouts Farmers Market Inc
(e)
397 10
Sysco Corp 1,383 76
$ 273
Hand & Machine Tools - 0.00%
Lincoln Electric Holdings Inc 98 8
MSA Safety Inc 32 4
$ 12
Healthcare - Products - 8.03%
10X Genomics Inc
(e)
217 19
Abbott Laboratories 2,862 262
ABIOMED Inc
(e)
177 43
Adaptive Biotechnologies Corp
(e)
284 14
Align Technology Inc
(e)
313 86
Avantor Inc
(e)
69,935 1,189
Baxter International Inc 854 73
Bio- Techne Corp 143 38
Bruker Corp 176 7
Cooper Cos Inc /The 24 7
Danaher Corp 47,673 8,430
Edwards Lifesciences Corp
(e)
87,500 6,047
Haemonetics Corp
(e)
185 17
Hill-Rom Holdings Inc 32 3
Hologic Inc
(e)
718 41
ICU Medical Inc
(e)
22 4
IDEXX Laboratories Inc
(e)
362 119
Insulet Corp
(e)
252 49
Intuitive Surgical Inc
(e)
22,002 12,537
Masimo Corp
(e)
193 44
Novocure Ltd
(e)
397 23
Penumbra Inc
(e)
128 23
Quidel Corp
(e)
148 33
Repligen Corp
(e)
208 26
ResMed Inc 616 118
STERIS PLC 18 3
Stryker Corp 23,270 4,193
Tandem Diabetes Care Inc
(e)
208 21
Teleflex Inc 117 43
Thermo Fisher Scientific Inc 27,659 10,022
Varian Medical Systems Inc
(e)
46 6
West Pharmaceutical Services Inc 293 66
$ 43,606
Healthcare - Services - 2.35%
Amedisys Inc
(e)
126 25
Anthem Inc 5,190 1,365
Centene Corp
(e)
23,953 1,522
Charles River Laboratories International Inc
(e)
173 30
Chemed Corp 63 28
DaVita Inc
(e)
55 4
Encompass Health Corp 176 11
HCA Healthcare Inc 22,000 2,135
Humana Inc 5,419 2,102
IQVIA Holdings Inc
(e)
289 41
Laboratory Corp of America Holdings
(e)
22 4
Molina Healthcare Inc
(e)
159 28
PPD Inc
(e)
210 6
Syneos Health Inc
(e)
27 2
Teladoc Health Inc
(e)
267 51
UnitedHealth Group Inc 18,424 5,434
$ 12,788
Home Builders - 0.00%
NVR Inc
(e)
1 3
Home Furnishings - 0.00%
Dolby Laboratories Inc 31 2
Tempur Sealy International Inc
(e)
140 10
$ 12

Schedule of Investments
LargeCap Growth Account I
June 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Housewares - 0.01%
Scotts Miracle- Gro Co/The 151 $ 20
Toro Co/The 386 26
$ 46
Insurance - 0.08%
Alleghany Corp 5 3
Aon PLC 919 177
Axis Capital Holdings Ltd 29 1
Brown & Brown Inc 50 2
Erie Indemnity Co 58 11
Lincoln National Corp 95 4
Marsh & McLennan Cos Inc 1,576 169
Primerica Inc 100 12
Progressive Corp/The 676 54
RenaissanceRe Holdings Ltd 66 11
$ 444
Internet - 21.70%
Alibaba Group Holding Ltd ADR
(e)
40,139 8,658
Alphabet Inc - A Shares
(e)
9,868 13,993
Alphabet Inc - C Shares
(e)
11,321 16,004
Amazon.com Inc
(e)
14,406 39,744
Anaplan Inc
(e)
521 24
Booking Holdings Inc
(e)
1,494 2,379
CDW Corp/DE 569 66
eBay Inc 2,630 138
Etsy Inc
(e)
472 50
Expedia Group Inc 61 5
Facebook Inc
(e)
66,414 15,081
FireEye Inc
(e)
199 2
GoDaddy Inc
(e)
663 49
Grubhub Inc
(e)
34 2
Match Group Inc
(e)
8,410 2,720
Match Group Inc
(a),(e)
222 24
Netflix Inc
(e)
13,016 5,923
NortonLifeLock Inc 2,232 44
Okta Inc
(e)
495 99
Palo Alto Networks Inc
(e)
391 90
Pinterest Inc
(e)
1,334 30
Proofpoint Inc
(e)
227 25
Roku Inc
(e)
407 47
Snap Inc Class A
(e)
114,491 2,689
Spotify Technology SA
(e)
17,048 4,401
Tencent Holdings Ltd ADR 74,961 4,798
Uber Technologies Inc
(e)
4,204 131
VeriSign Inc
(e)
243 50
Wayfair Inc
(e)
239 47
Wix.com Ltd
(e)
2,054 526
Zendesk Inc
(e)
452 40
Zillow Group Inc - A Shares
(e)
25 2
Zillow Group Inc - C Shares
(e)
59 3
$ 117,884
Leisure Products & Services - 0.00%
Peloton Interactive Inc
(e)
95 6
Planet Fitness Inc
(e)
182 11
Polaris Inc 25 2
Virgin Galactic Holdings Inc
(a),(e)
206 3
$ 22
Lodging - 0.27%
Hilton Worldwide Holdings Inc 15,739 1,156
Las Vegas Sands Corp 568 26
Wynn Resorts Ltd 3,738 278
$ 1,460
Machinery - Construction & Mining - 0.01%
BWX Technologies Inc 244 14
Vertiv Holdings Co
(e)
797 11
$ 25
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 0.28%
Cognex Corp 659 $ 39
Graco Inc 331 16
Ingersoll Rand Inc
(e)
48,511 1,364
Nordson Corp 188 36
Rockwell Automation Inc 226 48
$ 1,503
Media - 0.08%
Altice USA Inc
(e)
1,295 29
Cable One Inc 20 35
Charter Communications Inc
(e)
559 285
FactSet Research Systems Inc 148 49
Liberty Media Corp-Liberty SiriusXM - A Shares
(e)
38 1
Liberty Media Corp-Liberty SiriusXM - C Shares
(e)
80 3
Nexstar Media Group Inc 117 10
Sirius XM Holdings Inc 2,840 17
World Wrestling Entertainment Inc 184 8
$ 437
Mining - 0.00%
Royal Gold Inc 187 23
Miscellaneous Manufacturers - 0.07%
3M Co 1,600 250
Axon Enterprise Inc
(e)
247 24
Donaldson Co Inc 53 2
Illinois Tool Works Inc 559 98
$ 374
Office & Business Equipment - 0.01%
Zebra Technologies Corp
(e)
193 49
Oil & Gas - 0.13%
Concho Resources Inc 13,230 681
Packaging & Containers - 0.02%
Amcor PLC 963 10
Ball Corp 1,196 83
Berry Global Group Inc
(e)
181 8
Crown Holdings Inc
(e)
54 4
Graphic Packaging Holding Co 242 3
$ 108
Pharmaceuticals - 5.22%
AbbVie Inc 7,141 701
Agios Pharmaceuticals Inc
(e)
23 1
AmerisourceBergen Corp 280 28
Becton Dickinson and Co 8,278 1,981
Bristol-Myers Squibb Co 3,297 194
Cardinal Health Inc 1,170 61
Cigna Corp 26,983 5,064
DexCom Inc
(e)
21,687 8,792
Eli Lilly and Co 3,632 596
Global Blood Therapeutics Inc
(e)
234 15
Herbalife Nutrition Ltd
(e)
55 2
Horizon Therapeutics Plc
(e)
681 38
Johnson & Johnson 1,524 214
McKesson Corp 481 74
Merck & Co Inc 9,523 736
Neurocrine Biosciences Inc
(e)
368 45
PRA Health Sciences Inc
(e)
215 21
Reata Pharmaceuticals Inc
(e)
84 13
Sarepta Therapeutics Inc
(e)
298 48
Zoetis Inc 71,003 9,730
$ 28,354
Pipelines - 0.01%
Cheniere Energy Inc
(e)
925 45
Equitrans Midstream Corp
(a)
150 1
$ 46
Private Equity - 0.00%
Apollo Global Management Inc 339 17
Carlyle Group Inc /The
(a)
43 1
$ 18

Schedule of Investments
LargeCap Growth Account I
June 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 1.99%
American Tower Corp 1,837 $ 475
Americold Realty Trust 80 3
Brookfield Property REIT Inc 206 2
CoreSite Realty Corp 108 13
Crown Castle International Corp 1,609 269
Equinix Inc 367 258
Equity LifeStyle Properties Inc 286 18
Extra Space Storage Inc 356 33
Iron Mountain Inc 670 17
Public Storage 395 76
SBA Communications Corp 32,229 9,601
Simon Property Group Inc 959 66
$ 10,831
Retail - 5.35%
AutoZone Inc
(e)
56 63
Best Buy Co Inc 166 15
Burlington Stores Inc
(e)
233 46
CarMax Inc
(e)
11,159 999
Carvana Co
(a),(e)
25,716 3,091
Chipotle Mexican Grill Inc
(e)
1,321 1,390
Costco Wholesale Corp 20,534 6,226
Dollar General Corp 19,595 3,733
Dollar Tree Inc
(e)
449 42
Domino's Pizza Inc 157 58
Dunkin' Brands Group Inc 280 18
Five Below Inc
(e)
218 23
Floor & Decor Holdings Inc
(e)
325 19
Home Depot Inc /The 2,153 539
Lowe's Cos Inc 3,144 425
Lululemon Athletica Inc
(e)
27,858 8,692
McDonald's Corp 347 64
Ollie's Bargain Outlet Holdings Inc
(e)
188 18
O'Reilly Automotive Inc
(e)
294 124
Ross Stores Inc 34,536 2,944
Starbucks Corp 2,705 199
TJX Cos Inc /The 3,892 197
Tractor Supply Co 463 61
Ulta Beauty Inc
(e)
201 41
Wendy's Co/The 718 16
Williams-Sonoma Inc 51 4
Yum China Holdings Inc 101 5
Yum! Brands Inc 91 8
$ 29,060
Semiconductors - 2.55%
Advanced Micro Devices Inc
(e)
28,837 1,518
Analog Devices Inc 5 1
Applied Materials Inc 3,484 211
ASML Holding NV - NY Reg Shares 8,621 3,173
Broadcom Inc 1,398 441
Entegris Inc 502 30
Inphi Corp
(e)
191 22
IPG Photonics Corp
(e)
9 1
KLA Corp 622 121
Lam Research Corp 551 178
Marvell Technology Group Ltd 36,004 1,262
Maxim Integrated Products Inc 353 21
Microchip Technology Inc 705 74
MKS Instruments Inc 164 19
Monolithic Power Systems Inc 173 41
NVIDIA Corp 2,240 851
NXP Semiconductors NV 45,216 5,156
QUALCOMM Inc 4,514 412
Teradyne Inc 663 56
Texas Instruments Inc 1,499 190
Xilinx Inc 979 96
$ 13,874
Shipbuilding - 0.00%
Huntington Ingalls Industries Inc 15 3
COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 19.52%
Activision Blizzard Inc 1,209 $ 92
Adobe Inc
(e)
15,051 6,552
Akamai Technologies Inc
(e)
528 57
Alteryx Inc
(e)
210 34
ANSYS Inc
(e)
343 100
Aspen Technology Inc
(e)
253 26
Atlassian Corp PLC
(e)
501 90
Autodesk Inc
(e)
38,722 9,262
Bill.com Holdings Inc
(e)
64 6
Black Knight Inc
(e)
579 42
Broadridge Financial Solutions Inc 459 58
Cadence Design Systems Inc
(e)
1,104 106
CDK Global Inc 63 3
Ceridian HCM Holding Inc
(e)
299 24
Cerner Corp 1,219 84
Change Healthcare Inc
(e)
714 8
Citrix Systems Inc 135 20
Cloudflare Inc
(e)
436 16
Coupa Software Inc
(e)
267 74
Datadog Inc
(e)
610 53
DocuSign Inc
(e)
758 131
Dropbox Inc - A Shares
(e)
983 21
Dynatrace Inc
(e)
608 25
Elastic NV
(e)
218 20
Electronic Arts Inc
(e)
76,274 10,072
Everbridge Inc
(e)
136 19
Fair Isaac Corp
(e)
112 47
Fastly Inc
(e)
291 25
Fidelity National Information Services Inc 16,859 2,261
Fiserv Inc
(e)
420 41
Five9 Inc
(e)
246 27
Guidewire Software Inc
(e)
63 7
HubSpot Inc
(e)
166 37
Intuit Inc 47,796 14,156
Jack Henry & Associates Inc 240 44
Manhattan Associates Inc
(e)
226 21
Medallia Inc
(e)
328 8
Microsoft Corp 188,305 38,322
MongoDB Inc
(e)
3,727 844
MSCI Inc 356 119
New Relic Inc
(e)
201 14
Nutanix Inc
(e)
713 17
Oracle Corp 6,718 371
Paychex Inc 1,016 77
Paycom Software Inc
(e)
198 61
Pegasystems Inc 142 14
Pluralsight Inc
(e)
375 7
PTC Inc
(e)
418 32
RealPage Inc
(e)
308 20
RingCentral Inc
(e)
307 87
salesforce.com Inc
(e)
63,393 11,876
ServiceNow Inc
(e)
7,626 3,089
Slack Technologies Inc
(e)
27,480 855
Smartsheet Inc
(e)
442 22
Snowflake Inc - Class B
(e),(f),(g)
522 20
Splunk Inc
(e)
17,710 3,519
SS&C Technologies Holdings Inc 188 11
Stripe Inc - Class B
(e),(f),(g),(h)
5,754 90
Synopsys Inc
(e)
8,246 1,608
Take-Two Interactive Software Inc
(e)
416 58
Teradata Corp
(e)
338 7
Twilio Inc
(e)
460 101
Tyler Technologies Inc
(e)
157 54
Veeva Systems Inc
(e)
575 135
VMware Inc
(a),(e)
317 49
Workday Inc
(e)
3,588 672
Zoom Video Communications Inc
(a),(e)
719 182
Zynga Inc
(e)
2,922 28
$ 106,030

Schedule of Investments
LargeCap Growth Account I
June 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 0.01%
Arista Networks Inc
(e)
194 $ 41
CommScope Holding Co Inc
(e)
47 1
LogMeIn Inc 16 1
Motorola Solutions Inc 14 2
PagerDuty Inc
(e)
273 8
Switch Inc 354 6
T-Mobile US Inc - Rights
(e)
652 —
Ubiquiti Inc 29 5
$ 64
Toys, Games & Hobbies - 0.00%
Mattel Inc
(e)
818 8
Transportation - 0.38%
CH Robinson Worldwide Inc 84 7
Expeditors International of Washington Inc 408 31
JB Hunt Transport Services Inc 4,749 571
Landstar System Inc 125 14
Norfolk Southern Corp 5,313 933
Old Dominion Freight Line Inc 337 57
Union Pacific Corp 1,389 235
United Parcel Service Inc 1,867 208
XPO Logistics Inc
(e)
19 1
$ 2,057
TOTAL COMMON STOCKS $ 526,598
CONVERTIBLE PREFERRED STOCKS
- 0.10% Shares Held Value (000's)
Automobile Manufacturers - 0.04%
Waymo LLC Series A-2 0.00%
(e),(f),(g)
2,489 $ 214
Internet - 0.06%
Airbnb Inc - Series D 0.00%
(e),(f),(g),(h)
3,936 257
Airbnb Inc - Series E 0.00%
(e),(f),(g),(h)
1,119 73
$ 330
TOTAL CONVERTIBLE PREFERRED STOCKS $ 544
PREFERRED STOCKS - 0.20% Shares Held Value (000's)
Automobile Manufacturers - 0.12%
Rivian Automotive Series D 0.00%
(e),(f),(g),(h)
61,168 657
Internet - 0.02%
Doordash 0.00%
(e),(f),(g)
377 $ 87
Software - 0.04%
Magic Leap Inc - Series C 0.00%
(e),(f),(g),(h)
5,653 26
Magic Leap Inc - Series D 0.00%
(e),(f),(g),(h)
1,903 11
UIPATH Inc Series D-1 0.00%
(e),(f),(g),(h)
4,548 179
UIPATH Inc Series D-2 0.00%
(e),(f),(g),(h)
764 30
$ 246
Telecommunications - 0.02%
Aurora Innovation 0.00%
(e),(f),(g),(h)
12,920 119
TOTAL PREFERRED STOCKS $ 1,109
Total Investments $ 545,853
Other Assets and Liabilities -  (0.48)% (2,600)
TOTAL NET ASSETS - 100.00% $ 543,253
(a) Security or a portion of the security was on loan at the end of the period.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,132 or
0.39% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(e) Non-income producing security
(f) Restricted Security. Please see Restricted Security sub-schedule for additional information.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $1,763 or 0.32%
of net assets.
(h) The value of these investments was determined using significant unobservable inputs.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 27.53%
Technology 26.40%
Communications 21.90%
Consumer, Cyclical 6.68%
Financial 6.49%
Industrial 5.90%
Money Market Funds 2.41%
Basic Materials 1.53%
Utilities 0.66%
Investment Companies 0.47%
Domestic Equity Funds 0.36%
Energy 0.15%
Other Assets and Liabilities
(0.48)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap Growth Account I
June 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales June 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 5,083 $ 84,037 $ 78,151 $ 10,969
Principal Millennials Index ETF 199 — 199 —
Principal Price Setters Index ETF 66 — — 63
Principal Sustainable Momentum Index ETF 21 — 20 —
Principal U.S. Mega-Cap Multi-Factor Index ETF 166 — 156 —
$ 5,535 $ 84,037 $ 78,52 6 $ 11,032
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 27 $ — $ — $ —
Principal Millennials Index ETF — 37 — (3 7 )
Principal Price Setters Index ETF — — — (3)
Principal Sustainable Momentum Index ETF — 1 — (2)
Principal U.S. Mega-Cap Multi-Factor Index ETF 1 12 — (22)
$ 28 $ 50 $ — $ (6 4 )
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Airbnb Inc - Series D   0.00% 04/16/2014 $ 160 $ 257 0.05%
Airbnb Inc - Series E   0.00% 07/14/2015 104 73 0.01%
Aurora Innovation   0.00% 03/01/2019 119 119 0.02%
Doordash 0.00% 06/17/2020 87 87 0.02%
Magic Leap Inc - Series C   0.00% 01/20/2016 130 26 0.00%
Magic Leap Inc - Series D   0.00% 10/12/2017 5 1 11 0.00%
Rivian Automotive Series D   0.00% 12/23/2019 657 657 0.12%
Snowflake Inc - Class B 03/17/2020 20 20 0.00%
Stripe Inc - Class B 12/17/2019 90 90 0.02%
UIPATH Inc Series D-1   0.00% 04/26/2019 179 179 0.03%
UIPATH Inc Series D-2   0.00% 04/26/2019 30 30 0.01%
Waymo LLC Series A-2   0.00% 05/08/2020 214 214 0.04%
Total $ 1,763 0.32%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini ; September 2020 Long 21 $ 3,245 $ 33
Total $ 33
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.69% Shares Held Value (000's)
Exchange-Traded Funds - 0.18%
iShares Core S&P 500 ETF 15,016 $ 4,65 1
Money Market Funds - 1.51%
BlackRock Liquidity FedFund - Institutional
Class 0.09%
(a),(b)
2,866,034 2,86 6
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
35,799,465 35,799
$ 38,66 5
TOTAL INVESTMENT COMPANIES $ 43,316
COMMON STOCKS - 98.61% Shares Held Value (000's)
Advertising - 0.07%
Interpublic Group of Cos Inc /The 38,388 $ 659
Omnicom Group Inc 21,114 1,153
$ 1,812
Aerospace & Defense - 1.68%
Boeing Co/The 52,823 9,683
General Dynamics Corp 22,895 3,422
Howmet Aerospace Inc 37,815 599
L3Harris Technologies Inc 21,270 3,609
Lockheed Martin Corp 24,316 8,873
Northrop Grumman Corp 15,277 4,697
Raytheon Technologies Corp 144,918 8,930
Teledyne Technologies Inc
(d)
3,612 1,123
TransDigm Group Inc 4,955 2,190
$ 43,126
Agriculture - 0.79%
Altria Group Inc 183,109 7,187
Archer-Daniels-Midland Co 54,733 2,184
Philip Morris International Inc 153,427 10,749
$ 20,120
Airlines - 0.21%
Alaska Air Group Inc 12,077 438
American Airlines Group Inc
(e)
48,966 640
Delta Air Lines Inc 55,935 1,569
Southwest Airlines Co 52,846 1,806
United Airlines Holdings Inc
(d)
24,896 862
$ 5,315
Apparel - 0.61%
Hanesbrands Inc 34,293 387
NIKE Inc 122,181 11,980
PVH Corp 6,990 336
Ralph Lauren Corp 4,707 341
Tapestry Inc 27,204 361
Under Armour Inc - Class A
(d)
18,568 181
Under Armour Inc - Class C
(d)
19,362 171
VF Corp 31,419 1,915
$ 15,672
Automobile Manufacturers - 0.41%
Cummins Inc 14,536 2,519
Ford Motor Co 384,887 2,340
General Motors Co 124,086 3,139
PACCAR Inc 34,064 2,550
$ 10,548
Automobile Parts & Equipment - 0.10%
Aptiv PLC 25,113 1,957
BorgWarner Inc 20,426 721
$ 2,678
Banks - 4.30%
Bank of America Corp 769,350 18,272
Bank of New York Mellon Corp/The 79,394 3,069
Citigroup Inc 205,127 10,482
Citizens Financial Group Inc 42,037 1,061
Comerica Inc 13,700 522
Fifth Third Bancorp 70,146 1,352
First Republic Bank/CA 16,894 1,791
Goldman Sachs Group Inc /The 30,496 6,027
Huntington Bancshares Inc /OH 99,934 903
JPMorgan Chase & Co 300,232 28,240
KeyCorp 96,110 1,171
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
M&T Bank Corp 12,639 $ 1,314
Morgan Stanley 117,992 5,699
Northern Trust Corp 20,500 1,626
PNC Financial Services Group Inc /The 41,803 4,398
Regions Financial Corp 94,296 1,048
State Street Corp 34,680 2,204
SVB Financial Group
(d)
5,075 1,094
Truist Financial Corp 132,768 4,985
US Bancorp 135,062 4,973
Wells Fargo & Co 367,627 9,411
Zions Bancorp NA 16,147 549
$ 110,191
Beverages - 1.65%
Brown-Forman Corp - B Shares 17,968 1,144
Coca-Cola Co/The 380,868 17,017
Constellation Brands Inc 16,548 2,895
Molson Coors Beverage Co 18,529 637
Monster Beverage Corp
(d)
36,837 2,553
PepsiCo Inc 136,713 18,082
$ 42,328
Biotechnology - 2.10%
Alexion Pharmaceuticals Inc
(d)
21,758 2,442
Amgen Inc 57,962 13,671
Biogen Inc
(d)
16,080 4,302
Bio-Rad Laboratories Inc
(d)
2,106 951
Corteva Inc 73,738 1,975
Gilead Sciences Inc 123,561 9,507
Illumina Inc
(d)
14,484 5,364
Incyte Corp
(d)
17,776 1,848
Regeneron Pharmaceuticals Inc
(d)
9,938 6,198
Vertex Pharmaceuticals Inc
(d)
25,547 7,417
$ 53,675
Building Materials - 0.36%
Carrier Global Corp 80,223 1,782
Fortune Brands Home & Security Inc 13,764 880
Johnson Controls International plc 73,296 2,502
Martin Marietta Materials Inc 6,132 1,267
Masco Corp 25,990 1,305
Vulcan Materials Co 13,048 1,512
$ 9,248
Chemicals - 1.68%
Air Products and Chemicals Inc 21,762 5,255
Albemarle Corp 10,474 809
Celanese Corp 11,650 1,006
CF Industries Holdings Inc 21,067 593
Dow Inc 72,985 2,975
DuPont de Nemours Inc 72,303 3,841
Eastman Chemical Co 13,389 932
Ecolab Inc 24,366 4,848
FMC Corp 12,753 1,270
International Flavors & Fragrances Inc
(e)
10,527 1,289
Linde PLC 51,748 10,976
LyondellBasell Industries NV 25,317 1,664
Mosaic Co/The 34,357 430
PPG Industries Inc 23,245 2,465
Sherwin-Williams Co/The 7,964 4,602
$ 42,955
Commercial Services - 2.43%
Automatic Data Processing Inc 42,346 6,305
Cintas Corp 8,304 2,212
Equifax Inc 11,960 2,056
FleetCor Technologies Inc
(d)
8,258 2,077
Gartner Inc
(d)
8,786 1,066
Global Payments Inc 29,471 4,999
H&R Block Inc 18,966 271
IHS Markit Ltd 39,305 2,967
MarketAxess Holdings Inc 3,735 1,871
Moody's Corp 15,890 4,365
Nielsen Holdings PLC 35,123 522

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
PayPal Holdings Inc
(d)
115,692 $ 20,157
Quanta Services Inc 13,563 532
Robert Half International Inc 11,292 596
Rollins Inc 13,886 589
S&P Global Inc 23,737 7,821
United Rentals Inc
(d)
7,100 1,058
Verisk Analytics Inc 15,987 2,721
$ 62,185
Computers - 7.18%
Accenture PLC - Class A 62,767 13,477
Apple Inc 401,452 146,450
Cognizant Technology Solutions Corp 53,266 3,027
DXC Technology Co 25,004 412
Fortinet Inc
(d)
13,220 1,815
Hewlett Packard Enterprise Co 126,591 1,232
HP Inc 140,899 2,456
International Business Machines Corp 87,485 10,565
Leidos Holdings Inc 13,156 1,232
NetApp Inc 21,794 967
Seagate Technology PLC 22,253 1,077
Western Digital Corp 29,529 1,304
$ 184,014
Consumer Products - 0.40%
Avery Dennison Corp 8,206 936
Church & Dwight Co Inc 24,227 1,873
Clorox Co/The 12,326 2,704
Kimberly-Clark Corp 33,554 4,743
$ 10,256
Cosmetics & Personal Care - 1.55%
Colgate-Palmolive Co 84,395 6,183
Coty Inc 29,323 131
Estee Lauder Cos Inc /The 22,145 4,178
Procter & Gamble Co/The
(f)
243,933 29,167
$ 39,659
Distribution & Wholesale - 0.24%
Copart Inc
(d)
20,356 1,695
Fastenal Co 56,441 2,418
LKQ Corp
(d)
29,952 785
WW Grainger Inc 4,269 1,341
$ 6,239
Diversified Financial Services - 3.98%
American Express Co 65,040 6,192
Ameriprise Financial Inc 12,054 1,809
BlackRock Inc 15,200 8,270
Capital One Financial Corp 44,864 2,808
Cboe Global Markets Inc 10,811 1,008
Charles Schwab Corp/The 112,898 3,809
CME Group Inc 35,331 5,743
Discover Financial Services 30,182 1,512
Franklin Resources Inc 27,329 573
Intercontinental Exchange Inc 53,920 4,939
Invesco Ltd 37,076 399
Mastercard Inc 87,084 25,751
Nasdaq Inc 11,315 1,352
Raymond James Financial Inc 12,017 827
Synchrony Financial 52,914 1,172
T Rowe Price Group Inc 22,421 2,769
Visa Inc 166,236 32,112
Western Union Co/The 40,488 875
$ 101,920
Electric - 2.85%
AES Corp/The 65,514 949
Alliant Energy Corp 24,584 1,176
Ameren Corp 24,326 1,712
American Electric Power Co Inc 48,830 3,889
CenterPoint Energy Inc 53,669 1,002
CMS Energy Corp 28,201 1,648
Consolidated Edison Inc 32,918 2,368
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Dominion Energy Inc 82,692 $ 6,713
DTE Energy Co 18,978 2,040
Duke Energy Corp 72,406 5,785
Edison International 37,239 2,022
Entergy Corp 19,721 1,850
Evergy Inc 22,340 1,325
Eversource Energy 33,149 2,760
Exelon Corp 96,010 3,484
FirstEnergy Corp 53,379 2,070
NextEra Energy Inc 48,227 11,583
NRG Energy Inc 24,051 783
Pinnacle West Capital Corp 11,083 812
PPL Corp 75,748 1,957
Public Service Enterprise Group Inc 49,819 2,449
Sempra Energy 28,823 3,379
Southern Co/The 104,045 5,395
WEC Energy Group Inc 31,080 2,724
Xcel Energy Inc 51,731 3,233
$ 73,108
Electrical Components & Equipment - 0.22%
AMETEK Inc 22,606 2,020
Emerson Electric Co 58,871 3,652
$ 5,672
Electronics - 1.28%
Agilent Technologies Inc 30,423 2,689
Allegion plc 9,087 929
Amphenol Corp 29,154 2,793
FLIR Systems Inc 12,892 523
Fortive Corp 29,207 1,976
Garmin Ltd 14,303 1,395
Honeywell International Inc 69,156 9,999
Keysight Technologies Inc
(d)
18,429 1,857
Mettler -Toledo International Inc
(d)
2,357 1,899
PerkinElmer Inc 10,974 1,076
Roper Technologies Inc 10,287 3,994
TE Connectivity Ltd 32,501 2,651
Waters Corp
(d)
6,100 1,100
$ 32,881
Engineering & Construction - 0.04%
Jacobs Engineering Group Inc 12,819 1,087
Entertainment - 0.02%
Live Nation Entertainment Inc
(d)
13,998 621
Environmental Control - 0.25%
Pentair PLC 16,330 620
Republic Services Inc 20,699 1,698
Waste Management Inc 38,255 4,052
$ 6,370
Food - 1.23%
Campbell Soup Co 16,672 827
Conagra Brands Inc 47,991 1,688
General Mills Inc 59,724 3,682
Hershey Co/The 14,523 1,882
Hormel Foods Corp 27,613 1,333
J M Smucker Co/The 11,236 1,189
Kellogg Co 24,647 1,628
Kraft Heinz Co/The 61,398 1,958
Kroger Co/The 77,466 2,622
Lamb Weston Holdings Inc 14,388 920
McCormick & Co Inc /MD 12,182 2,186
Mondelez International Inc 140,652 7,192
Sysco Corp 50,016 2,734
Tyson Foods Inc 28,999 1,731
$ 31,572
Forest Products & Paper - 0.05%
International Paper Co 38,726 1,364

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0.08%
Atmos Energy Corp 12,051 $ 1,200
NiSource Inc 37,717 858
$ 2,058
Hand & Machine Tools - 0.11%
Snap-on Inc 5,356 742
Stanley Black & Decker Inc 15,186 2,117
$ 2,859
Healthcare - Products - 3.91%
Abbott Laboratories 174,287 15,935
ABIOMED Inc
(d)
4,430 1,070
Align Technology Inc
(d)
7,062 1,938
Baxter International Inc 50,136 4,317
Boston Scientific Corp
(d)
140,772 4,943
Cooper Cos Inc /The 4,842 1,373
Danaher Corp 62,001 10,964
DENTSPLY SIRONA Inc 21,587 951
Edwards Lifesciences Corp
(d)
61,058 4,220
Henry Schein Inc
(d)
14,067 821
Hologic Inc
(d)
25,443 1,450
IDEXX Laboratories Inc
(d)
8,370 2,764
Intuitive Surgical Inc
(d)
11,491 6,548
Medtronic PLC 132,138 12,117
ResMed Inc 14,253 2,737
STERIS PLC 8,370 1,284
Stryker Corp 31,761 5,723
Teleflex Inc 4,574 1,665
Thermo Fisher Scientific Inc 38,917 14,101
Varian Medical Systems Inc
(d)
8,947 1,096
West Pharmaceutical Services Inc 7,251 1,647
Zimmer Biomet Holdings Inc 20,376 2,432
$ 100,096
Healthcare - Services - 2.04%
Anthem Inc 24,842 6,533
Centene Corp
(d)
57,064 3,626
DaVita Inc
(d)
8,401 665
HCA Healthcare Inc 25,947 2,518
Humana Inc 13,026 5,051
IQVIA Holdings Inc
(d)
17,499 2,483
Laboratory Corp of America Holdings
(d)
9,576 1,591
Quest Diagnostics Inc 13,177 1,501
UnitedHealth Group Inc 93,446 27,562
Universal Health Services Inc 7,653 711
$ 52,241
Home Builders - 0.21%
DR Horton Inc 32,598 1,808
Lennar Corp - A Shares 27,060 1,667
NVR Inc
(d)
341 1,111
PulteGroup Inc 24,837 845
$ 5,431
Home Furnishings - 0.05%
Leggett & Platt Inc 13,035 458
Whirlpool Corp 6,125 794
$ 1,252
Housewares - 0.02%
Newell Brands Inc 37,607 597
Insurance - 3.24%
Aflac Inc 70,699 2,547
Allstate Corp/The 30,951 3,002
American International Group Inc 84,866 2,646
Aon PLC 22,769 4,385
Arthur J Gallagher & Co 18,683 1,821
Assurant Inc 5,877 607
Berkshire Hathaway Inc - Class B
(d)
191,551 34,194
Chubb Ltd 44,473 5,631
Cincinnati Financial Corp 14,868 952
Everest Re Group Ltd 3,940 813
Globe Life Inc 9,649 716
Hartford Financial Services Group Inc /The 35,283 1,360
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Lincoln National Corp 19,040 $ 701
Loews Corp 23,849 818
Marsh & McLennan Cos Inc 50,272 5,398
MetLife Inc 76,014 2,776
Principal Financial Group Inc 25,098 1,043
Progressive Corp/The 57,670 4,620
Prudential Financial Inc 38,922 2,370
Travelers Cos Inc /The 24,912 2,841
Unum Group 20,044 333
W R Berkley Corp 13,912 797
Willis Towers Watson PLC 12,684 2,498
$ 82,869
Internet - 11.32%
Alphabet Inc - A Shares
(d)
29,565 41,925
Alphabet Inc - C Shares
(d)
28,818 40,737
Amazon.com Inc
(d)
41,283 113,892
Booking Holdings Inc
(d)
4,034 6,424
CDW Corp/DE 14,022 1,629
E*TRADE Financial Corp 21,781 1,083
eBay Inc 65,084 3,414
Expedia Group Inc 13,347 1,097
F5 Networks Inc
(d)
6,000 837
Facebook Inc
(d)
236,927 53,799
Netflix Inc
(d)
43,335 19,719
NortonLifeLock Inc 53,397 1,059
Twitter Inc
(d)
77,310 2,303
VeriSign Inc
(d)
10,018 2,072
$ 289,990
Iron & Steel - 0.05%
Nucor Corp 29,673 1,229
Leisure Products & Services - 0.08%
Carnival Corp
(e)
46,679 766
Norwegian Cruise Line Holdings Ltd
(d),(e)
25,258 415
Royal Caribbean Cruises Ltd 16,917 851
$ 2,032
Lodging - 0.29%
Hilton Worldwide Holdings Inc 27,319 2,007
Las Vegas Sands Corp 33,110 1,508
Marriott International Inc /MD 26,518 2,273
MGM Resorts International 48,599 817
Wynn Resorts Ltd 9,564 712
$ 7,317
Machinery - Construction & Mining - 0.26%
Caterpillar Inc 53,331 6,746
Machinery - Diversified - 0.61%
Deere & Co 30,826 4,844
Dover Corp 14,183 1,370
Flowserve Corp 12,821 366
IDEX Corp 7,428 1,174
Ingersoll Rand Inc
(d)
34,069 958
Otis Worldwide Corp 40,111 2,281
Rockwell Automation Inc 11,412 2,431
Westinghouse Air Brake Technologies Corp 17,812 1,025
Xylem Inc /NY 17,726 1,151
$ 15,600
Media - 1.95%
Charter Communications Inc
(d)
14,851 7,575
Comcast Corp - Class A 448,787 17,494
Discovery Inc - A Shares
(d)
15,766 333
Discovery Inc - C Shares
(d)
31,172 600
DISH Network Corp
(d)
25,337 874
Fox Corp - A Shares 33,762 906
Fox Corp - B Shares 15,693 421
News Corp - A Shares 38,314 454
News Corp - B Shares 11,998 143
ViacomCBS Inc 53,264 1,242
Walt Disney Co/The 177,975 19,846
$ 49,888

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 0.26%
Freeport-McMoRan Inc 143,065 $ 1,655
Newmont Corp 79,082 4,883
$ 6,538
Miscellaneous Manufacturers - 1.13%
3M Co 56,675 8,841
A O Smith Corp 13,311 627
Eaton Corp PLC 39,414 3,448
General Electric Co 861,874 5,887
Illinois Tool Works Inc 28,328 4,953
Parker-Hannifin Corp 12,647 2,318
Textron Inc 22,430 738
Trane Technologies PLC 23,569 2,097
$ 28,909
Office & Business Equipment - 0.06%
Xerox Holdings Corp 18,044 276
Zebra Technologies Corp
(d)
5,233 1,339
$ 1,615
Oil & Gas - 2.32%
Apache Corp 37,188 502
Cabot Oil & Gas Corp 39,274 675
Chevron Corp 183,959 16,415
Concho Resources Inc 19,382 998
ConocoPhillips 105,670 4,440
Devon Energy Corp 37,709 428
Diamondback Energy Inc 15,550 650
EOG Resources Inc 57,350 2,905
Exxon Mobil Corp 416,617 18,631
Hess Corp 25,723 1,333
HollyFrontier Corp 14,674 428
Marathon Oil Corp 77,872 477
Marathon Petroleum Corp 64,071 2,395
Noble Energy Inc 47,265 423
Occidental Petroleum Corp 88,680 1,623
Phillips 66 43,027 3,094
Pioneer Natural Resources Co 16,244 1,587
Valero Energy Corp 40,172 2,363
$ 59,367
Oil & Gas Services - 0.21%
Baker Hughes Co 64,541 993
Halliburton Co 86,440 1,122
National Oilwell Varco Inc 38,251 469
Schlumberger Ltd 136,744 2,515
TechnipFMC PLC 41,442 283
$ 5,382
Packaging & Containers - 0.23%
Amcor PLC 155,134 1,584
Ball Corp 32,121 2,232
Packaging Corp of America 9,344 932
Sealed Air Corp 15,337 504
Westrock Co 25,544 722
$ 5,974
Pharmaceuticals - 6.12%
AbbVie Inc 173,647 17,049
AmerisourceBergen Corp 14,630 1,474
Becton Dickinson and Co 29,055 6,952
Bristol-Myers Squibb Co 222,950 13,109
Cardinal Health Inc 28,770 1,502
Cigna Corp 36,357 6,822
CVS Health Corp 128,790 8,367
DexCom Inc
(d)
9,095 3,687
Eli Lilly and Co 82,983 13,624
Johnson & Johnson 259,593 36,507
McKesson Corp 15,947 2,447
Merck & Co Inc 248,707 19,233
Mylan NV
(d)
50,935 819
Perrigo Co PLC 13,430 742
Pfizer Inc 547,332 17,898
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Zoetis Inc 46,797 $ 6,413
$ 156,645
Pipelines - 0.26%
Kinder Morgan Inc 191,632 2,907
ONEOK Inc 40,783 1,355
Williams Cos Inc /The 119,538 2,273
$ 6,535
Real Estate - 0.06%
CBRE Group Inc
(d)
33,024 1,493
REITs - 2.75%
Alexandria Real Estate Equities Inc 12,433 2,017
American Tower Corp 43,680 11,293
Apartment Investment and Management Co 14,667 552
AvalonBay Communities Inc 13,866 2,144
Boston Properties Inc 14,236 1,287
Crown Castle International Corp 41,063 6,872
Digital Realty Trust Inc 26,437 3,757
Duke Realty Corp 36,296 1,285
Equinix Inc 8,722 6,125
Equity Residential 34,465 2,027
Essex Property Trust Inc 6,446 1,477
Extra Space Storage Inc 12,718 1,175
Federal Realty Investment Trust 6,929 590
Healthpeak Properties Inc 53,037 1,462
Host Hotels & Resorts Inc 69,463 750
Iron Mountain Inc 28,364 740
Kimco Realty Corp 42,616 547
Mid-America Apartment Communities Inc 11,266 1,292
Prologis Inc 72,773 6,792
Public Storage 14,810 2,842
Realty Income Corp 33,836 2,013
Regency Centers Corp 16,713 767
SBA Communications Corp 11,000 3,277
Simon Property Group Inc 30,125 2,060
SL Green Realty Corp 7,542 372
UDR Inc 29,055 1,086
Ventas Inc 36,759 1,346
Vornado Realty Trust 15,628 597
Welltower Inc 41,134 2,129
Weyerhaeuser Co 73,525 1,651
$ 70,324
Retail - 5.35%
Advance Auto Parts Inc 6,808 970
AutoZone Inc
(d)
2,302 2,597
Best Buy Co Inc 22,397 1,955
CarMax Inc
(d)
16,035 1,436
Chipotle Mexican Grill Inc
(d)
2,528 2,660
Costco Wholesale Corp 43,505 13,191
Darden Restaurants Inc 12,796 970
Dollar General Corp 24,803 4,725
Dollar Tree Inc
(d)
23,374 2,166
Domino's Pizza Inc 3,855 1,424
Gap Inc /The 20,975 265
Genuine Parts Co 14,214 1,236
Home Depot Inc /The 105,976 26,548
Kohl's Corp 15,541 323
L Brands Inc 22,994 344
Lowe's Cos Inc 74,393 10,052
McDonald's Corp 73,264 13,515
O'Reilly Automotive Inc
(d)
7,315 3,084
Ross Stores Inc 35,017 2,985
Starbucks Corp 115,096 8,470
Target Corp 49,268 5,909
Tiffany & Co 10,760 1,312
TJX Cos Inc /The 118,031 5,968
Tractor Supply Co 11,393 1,501
Ulta Beauty Inc
(d)
5,549 1,129
Walgreens Boots Alliance Inc 72,606 3,078
Walmart Inc 139,519 16,712

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yum! Brands Inc 29,656 $ 2,577
$ 137,102
Savings & Loans - 0.02%
People's United Financial Inc 41,843 484
Semiconductors - 4.75%
Advanced Micro Devices Inc
(d)
115,400 6,071
Analog Devices Inc 36,301 4,452
Applied Materials Inc 90,304 5,459
Broadcom Inc 39,392 12,433
Intel Corp 417,189 24,960
IPG Photonics Corp
(d)
3,500 561
KLA Corp 15,277 2,971
Lam Research Corp 14,303 4,626
Maxim Integrated Products Inc 26,272 1,592
Microchip Technology Inc 24,173 2,546
Micron Technology Inc
(d)
109,585 5,646
NVIDIA Corp 60,611 23,027
Qorvo Inc
(d)
11,305 1,250
QUALCOMM Inc 110,843 10,110
Skyworks Solutions Inc 16,438 2,102
Texas Instruments Inc 90,431 11,482
Xilinx Inc 23,959 2,357
$ 121,645
Shipbuilding - 0.03%
Huntington Ingalls Industries Inc 3,988 696
Software - 10.54%
Activision Blizzard Inc 75,917 5,762
Adobe Inc
(d)
47,473 20,665
Akamai Technologies Inc
(d)
15,988 1,712
ANSYS Inc
(d)
8,466 2,470
Autodesk Inc
(d)
21,598 5,166
Broadridge Financial Solutions Inc 11,312 1,427
Cadence Design Systems Inc
(d)
27,508 2,640
Cerner Corp 29,989 2,056
Citrix Systems Inc 11,433 1,691
Electronic Arts Inc
(d)
28,446 3,756
Fidelity National Information Services Inc 60,875 8,163
Fiserv Inc
(d)
55,412 5,409
Intuit Inc 25,694 7,610
Jack Henry & Associates Inc 7,548 1,389
Microsoft Corp 747,216 152,066
MSCI Inc 8,377 2,796
Oracle Corp 205,083 11,335
Paychex Inc 31,457 2,383
Paycom Software Inc
(d)
4,754 1,472
salesforce.com Inc
(d)
88,777 16,631
ServiceNow Inc
(d)
18,791 7,612
Synopsys Inc
(d)
14,856 2,897
Take-Two Interactive Software Inc
(d)
11,226 1,567
Tyler Technologies Inc
(d)
3,917 1,359
$ 270,034
Telecommunications - 2.97%
Arista Networks Inc
(d)
5,296 1,112
AT&T Inc 702,046 21,223
CenturyLink Inc 97,325 976
Cisco Systems Inc 417,864 19,489
Corning Inc 74,787 1,937
Juniper Networks Inc 32,650 747
Motorola Solutions Inc 16,757 2,348
T-Mobile US Inc
(d)
56,102 5,843
T-Mobile US Inc - Rights
(d)
38,575 7
Verizon Communications Inc 407,727 22,478
$ 76,160
Textiles - 0.02%
Mohawk Industries Inc
(d)
5,861 596
Toys, Games & Hobbies - 0.04%
Hasbro Inc 12,554 941
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1.50%
CH Robinson Worldwide Inc 13,262 $ 1,048
CSX Corp 75,424 5,260
Expeditors International of Washington Inc 16,398 1,247
FedEx Corp 23,681 3,321
JB Hunt Transport Services Inc 8,313 1,000
Kansas City Southern 9,363 1,398
Norfolk Southern Corp 25,242 4,432
Old Dominion Freight Line Inc 9,297 1,577
Union Pacific Corp 66,861 11,304
United Parcel Service Inc 69,378 7,713
$ 38,300
Water - 0.09%
American Water Works Co Inc 17,836 2,295
TOTAL COMMON STOCKS $ 2,525,856
Total Investments $ 2,569,172
Other Assets and Liabilities -  (0.30)% (7,685)
TOTAL NET ASSETS - 100.00% $ 2,561,487
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,866 or
0.11% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $4,669 or 0.18% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Technology 22.53%
Consumer, Non-cyclical 22.22%
Communications 16.31%
Financial 14.35%
Industrial 7.70%
Consumer, Cyclical 7.65%
Utilities 3.02%
Energy 2.79%
Basic Materials 2.04%
Money Market Funds 1.51%
Investment Companies 0.18%
Other Assets and Liabilities
(0.30)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales June 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 34,952 $ 353,894 $ 353,047 $ 35,799
$ 34,952 $ 353,894 $ 353,047 $ 35,799
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 119 $ — $ — $ —
$ 119 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini ; September 2020 Long 233 $ 36,001 $ 785
Total $ 785
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 6.77% Shares Held Value (000's)
Exchange-Traded Funds - 0.53%
iShares Core S&P 500 ETF 3,638 $ 1,127
Money Market Funds - 6.24%
BlackRock Liquidity FedFund - Institutional
Class 0.09%
(a),(b)
248,333 248
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
13,007,217 13,007
$ 13,255
TOTAL INVESTMENT COMPANIES $ 14,382
COMMON STOCKS - 93.77% Shares Held Value (000's)
Advertising - 0.07%
Interpublic Group of Cos Inc/The 3,027 $ 52
Omnicom Group Inc 1,666 91
$ 143
Aerospace & Defense - 1.60%
Boeing Co/The 4,166 764
General Dynamics Corp 1,806 270
Howmet Aerospace Inc 2,984 47
L3Harris Technologies Inc 1,678 285
Lockheed Martin Corp 1,918 700
Northrop Grumman Corp 1,206 371
Raytheon Technologies Corp 11,431 704
Teledyne Technologies Inc
(d)
285 88
TransDigm Group Inc 391 173
$ 3,402
Agriculture - 0.75%
Altria Group Inc 14,444 567
Archer-Daniels-Midland Co 4,317 172
Philip Morris International Inc 12,102 848
$ 1,587
Airlines - 0.20%
Alaska Air Group Inc 950 34
American Airlines Group Inc
(e)
3,862 51
Delta Air Lines Inc 4,413 124
Southwest Airlines Co 4,168 142
United Airlines Holdings Inc
(d)
1,963 68
$ 419
Apparel - 0.58%
Hanesbrands Inc 2,706 31
NIKE Inc 9,638 945
PVH Corp 551 26
Ralph Lauren Corp 371 27
Tapestry Inc 2,145 28
Under Armour Inc - Class A
(d)
1,466 14
Under Armour Inc - Class C
(d)
1,529 14
VF Corp 2,480 151
$ 1,236
Automobile Manufacturers - 0.39%
Cummins Inc 1,147 199
Ford Motor Co 30,362 184
General Motors Co 9,788 248
PACCAR Inc 2,687 201
$ 832
Automobile Parts & Equipment - 0.10%
Aptiv PLC 1,980 154
BorgWarner Inc 1,610 57
$ 211
Banks - 4.09%
Bank of America Corp 60,695 1,442
Bank of New York Mellon Corp/The 6,264 242
Citigroup Inc 16,183 827
Citizens Financial Group Inc 3,317 84
Comerica Inc 1,082 41
Fifth Third Bancorp 5,533 107
First Republic Bank/CA 1,332 141
Goldman Sachs Group Inc/The 2,405 475
Huntington Bancshares Inc/OH 7,884 71
JPMorgan Chase & Co 23,686 2,228
KeyCorp 7,583 92
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
M&T Bank Corp 997 $ 104
Morgan Stanley 9,307 450
Northern Trust Corp 1,618 128
PNC Financial Services Group Inc/The 3,299 347
Regions Financial Corp 7,440 83
State Street Corp 2,737 174
SVB Financial Group
(d)
401 86
Truist Financial Corp 10,473 393
US Bancorp 10,655 392
Wells Fargo & Co 29,003 743
Zions Bancorp NA 1,275 43
$ 8,693
Beverages - 1.57%
Brown-Forman Corp - B Shares 1,416 90
Coca-Cola Co/The 30,045 1,343
Constellation Brands Inc 1,304 228
Molson Coors Beverage Co 1,460 50
Monster Beverage Corp
(d)
2,906 202
PepsiCo Inc 10,784 1,426
$ 3,339
Biotechnology - 1.99%
Alexion Pharmaceuticals Inc
(d)
1,715 192
Amgen Inc 4,574 1,079
Biogen Inc
(d)
1,269 340
Bio-Rad Laboratories Inc
(d)
166 75
Corteva Inc 5,816 156
Gilead Sciences Inc 9,749 750
Illumina Inc
(d)
1,143 423
Incyte Corp
(d)
1,401 146
Regeneron Pharmaceuticals Inc
(d)
784 489
Vertex Pharmaceuticals Inc
(d)
2,015 585
$ 4,235
Building Materials - 0.34%
Carrier Global Corp 6,328 141
Fortune Brands Home & Security Inc 1,085 69
Johnson Controls International plc 5,783 197
Martin Marietta Materials Inc 484 100
Masco Corp 2,051 103
Vulcan Materials Co 1,028 119
$ 729
Chemicals - 1.59%
Air Products and Chemicals Inc 1,716 414
Albemarle Corp 825 64
Celanese Corp 919 79
CF Industries Holdings Inc 1,663 47
Dow Inc 5,756 235
DuPont de Nemours Inc 5,704 303
Eastman Chemical Co 1,055 74
Ecolab Inc 1,922 382
FMC Corp 1,005 100
International Flavors & Fragrances Inc
(e)
830 102
Linde PLC 4,083 866
LyondellBasell Industries NV 1,997 131
Mosaic Co/The 2,709 34
PPG Industries Inc 1,833 194
Sherwin-Williams Co/The 629 364
$ 3,389
Commercial Services - 2.31%
Automatic Data Processing Inc 3,342 498
Cintas Corp 655 175
Equifax Inc 943 162
FleetCor Technologies Inc
(d)
652 164
Gartner Inc
(d)
693 84
Global Payments Inc 2,324 394
H&R Block Inc 1,497 21
IHS Markit Ltd 3,100 234
MarketAxess Holdings Inc 295 148
Moody's Corp 1,254 345
Nielsen Holdings PLC 2,770 41

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
PayPal Holdings Inc
(d)
9,126 $ 1,590
Quanta Services Inc 1,071 42
Robert Half International Inc 892 47
Rollins Inc 1,095 46
S&P Global Inc 1,873 617
United Rentals Inc
(d)
560 83
Verisk Analytics Inc 1,261 215
$ 4,906
Computers - 6.83%
Accenture PLC - Class A 4,950 1,063
Apple Inc 31,671 11,554
Cognizant Technology Solutions Corp 4,202 239
DXC Technology Co 1,973 32
Fortinet Inc
(d)
1,043 143
Hewlett Packard Enterprise Co 9,987 97
HP Inc 11,116 194
International Business Machines Corp 6,900 833
Leidos Holdings Inc 1,037 97
NetApp Inc 1,720 76
Seagate Technology PLC 1,756 85
Western Digital Corp 2,329 103
$ 14,516
Consumer Products - 0.38%
Avery Dennison Corp 647 74
Church & Dwight Co Inc 1,910 148
Clorox Co/The 972 213
Kimberly-Clark Corp 2,648 374
$ 809
Cosmetics & Personal Care - 1.47%
Colgate-Palmolive Co 6,656 488
Coty Inc 2,314 10
Estee Lauder Cos Inc/The 1,746 330
Procter & Gamble Co/The 19,245 2,301
$ 3,129
Distribution & Wholesale - 0.23%
Copart Inc
(d)
1,605 133
Fastenal Co 4,451 191
LKQ Corp
(d)
2,363 62
WW Grainger Inc 338 106
$ 492
Diversified Financial Services - 3.78%
American Express Co 5,132 489
Ameriprise Financial Inc 950 143
BlackRock Inc 1,200 653
Capital One Financial Corp 3,540 222
Cboe Global Markets Inc 852 79
Charles Schwab Corp/The 8,905 300
CME Group Inc 2,786 453
Discover Financial Services 2,382 119
Franklin Resources Inc 2,154 45
Intercontinental Exchange Inc 4,254 390
Invesco Ltd 2,924 31
Mastercard Inc 6,870 2,031
Nasdaq Inc 892 107
Raymond James Financial Inc 949 65
Synchrony Financial 4,175 93
T Rowe Price Group Inc 1,770 219
Visa Inc 13,114 2,533
Western Union Co/The 3,195 69
$ 8,041
Electric - 2.71%
AES Corp/The 5,167 75
Alliant Energy Corp 1,939 93
Ameren Corp 1,918 135
American Electric Power Co Inc 3,851 307
CenterPoint Energy Inc 4,233 79
CMS Energy Corp 2,224 130
Consolidated Edison Inc 2,596 187
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Dominion Energy Inc 6,522 $ 529
DTE Energy Co 1,497 161
Duke Energy Corp 5,711 456
Edison International 2,937 160
Entergy Corp 1,554 146
Evergy Inc 1,761 104
Eversource Energy 2,614 218
Exelon Corp 7,573 275
FirstEnergy Corp 4,210 163
NextEra Energy Inc 3,804 914
NRG Energy Inc 1,899 62
Pinnacle West Capital Corp 873 64
PPL Corp 5,974 154
Public Service Enterprise Group Inc 3,929 193
Sempra Energy 2,273 266
Southern Co/The 8,206 425
WEC Energy Group Inc 2,450 215
Xcel Energy Inc 4,080 255
$ 5,766
Electrical Components & Equipment - 0.21%
AMETEK Inc 1,782 159
Emerson Electric Co 4,645 288
$ 447
Electronics - 1.22%
Agilent Technologies Inc 2,400 212
Allegion plc 717 73
Amphenol Corp 2,299 220
FLIR Systems Inc 1,018 41
Fortive Corp 2,303 156
Garmin Ltd 1,127 110
Honeywell International Inc 5,456 789
Keysight Technologies Inc
(d)
1,452 146
Mettler-Toledo International Inc
(d)
187 151
PerkinElmer Inc 865 85
Roper Technologies Inc 811 315
TE Connectivity Ltd 2,565 209
Waters Corp
(d)
481 87
$ 2,594
Engineering & Construction - 0.04%
Jacobs Engineering Group Inc 1,011 86
Entertainment - 0.02%
Live Nation Entertainment Inc
(d)
1,103 49
Environmental Control - 0.24%
Pentair PLC 1,289 49
Republic Services Inc 1,632 134
Waste Management Inc 3,017 319
$ 502
Food - 1.17%
Campbell Soup Co 1,314 65
Conagra Brands Inc 3,785 133
General Mills Inc 4,710 290
Hershey Co/The 1,145 148
Hormel Foods Corp 2,177 105
J M Smucker Co/The 886 94
Kellogg Co 1,944 128
Kraft Heinz Co/The 4,843 155
Kroger Co/The 6,112 207
Lamb Weston Holdings Inc 1,134 73
McCormick & Co Inc/MD 960 172
Mondelez International Inc 11,097 567
Sysco Corp 3,945 216
Tyson Foods Inc 2,287 137
$ 2,490
Forest Products & Paper - 0.05%
International Paper Co 3,054 108

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0.08%
Atmos Energy Corp 950 $ 94
NiSource Inc 2,974 68
$ 162
Hand & Machine Tools - 0.11%
Snap-on Inc 422 58
Stanley Black & Decker Inc 1,197 167
$ 225
Healthcare - Products - 3.72%
Abbott Laboratories 13,748 1,257
ABIOMED Inc
(d)
351 85
Align Technology Inc
(d)
557 153
Baxter International Inc 3,954 340
Boston Scientific Corp
(d)
11,104 390
Cooper Cos Inc/The 383 109
Danaher Corp 4,890 865
DENTSPLY SIRONA Inc 1,703 75
Edwards Lifesciences Corp
(d)
4,817 333
Henry Schein Inc
(d)
1,110 65
Hologic Inc
(d)
2,008 114
IDEXX Laboratories Inc
(d)
661 218
Intuitive Surgical Inc
(d)
906 516
Medtronic PLC 10,423 956
ResMed Inc 1,123 216
STERIS PLC 659 101
Stryker Corp 2,504 451
Teleflex Inc 361 131
Thermo Fisher Scientific Inc 3,071 1,113
Varian Medical Systems Inc
(d)
705 86
West Pharmaceutical Services Inc 572 130
Zimmer Biomet Holdings Inc 1,606 192
$ 7,896
Healthcare - Services - 1.94%
Anthem Inc 1,960 515
Centene Corp
(d)
4,502 286
DaVita Inc
(d)
662 52
HCA Healthcare Inc 2,046 199
Humana Inc 1,028 399
IQVIA Holdings Inc
(d)
1,381 196
Laboratory Corp of America Holdings
(d)
754 125
Quest Diagnostics Inc 1,040 119
UnitedHealth Group Inc 7,372 2,174
Universal Health Services Inc 603 56
$ 4,121
Home Builders - 0.20%
DR Horton Inc 2,572 142
Lennar Corp - A Shares 2,136 132
NVR Inc
(d)
27 88
PulteGroup Inc 1,960 67
$ 429
Home Furnishings - 0.05%
Leggett & Platt Inc 1,027 36
Whirlpool Corp 483 63
$ 99
Housewares - 0.02%
Newell Brands Inc 2,966 47
Insurance - 3.08%
Aflac Inc 5,578 201
Allstate Corp/The 2,443 237
American International Group Inc 6,696 209
Aon PLC 1,797 346
Arthur J Gallagher & Co 1,473 144
Assurant Inc 463 48
Berkshire Hathaway Inc - Class B
(d)
15,110 2,697
Chubb Ltd 3,507 444
Cincinnati Financial Corp 1,173 75
Everest Re Group Ltd 312 64
Globe Life Inc 761 57
Hartford Financial Services Group Inc/The 2,783 107
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Lincoln National Corp 1,502 $ 55
Loews Corp 1,882 65
Marsh & McLennan Cos Inc 3,965 426
MetLife Inc 5,998 219
Principal Financial Group Inc 1,981 82
Progressive Corp/The 4,549 364
Prudential Financial Inc 3,071 187
Travelers Cos Inc/The 1,966 224
Unum Group 1,582 26
W R Berkley Corp 1,099 63
Willis Towers Watson PLC 1,000 197
$ 6,537
Internet - 10.77%
Alphabet Inc - A Shares
(d)
2,333 3,308
Alphabet Inc - C Shares
(d)
2,274 3,215
Amazon.com Inc
(d)
3,257 8,985
Booking Holdings Inc
(d)
319 508
CDW Corp/DE 1,106 129
E*TRADE Financial Corp 1,719 85
eBay Inc 5,135 269
Expedia Group Inc 1,052 86
F5 Networks Inc
(d)
472 66
Facebook Inc
(d)
18,691 4,244
Netflix Inc
(d)
3,418 1,555
NortonLifeLock Inc 4,213 84
Twitter Inc
(d)
6,098 182
VeriSign Inc
(d)
791 164
$ 22,880
Iron & Steel - 0.05%
Nucor Corp 2,341 97
Leisure Products & Services - 0.08%
Carnival Corp
(e)
3,682 60
Norwegian Cruise Line Holdings Ltd
(d),(e)
1,992 33
Royal Caribbean Cruises Ltd 1,334 67
$ 160
Lodging - 0.27%
Hilton Worldwide Holdings Inc 2,156 158
Las Vegas Sands Corp 2,609 119
Marriott International Inc/MD 2,093 180
MGM Resorts International 3,835 64
Wynn Resorts Ltd 753 56
$ 577
Machinery - Construction & Mining - 0.25%
Caterpillar Inc 4,208 532
Machinery - Diversified - 0.58%
Deere & Co 2,432 382
Dover Corp 1,119 108
Flowserve Corp 1,010 29
IDEX Corp 586 93
Ingersoll Rand Inc
(d)
2,687 75
Otis Worldwide Corp 3,163 180
Rockwell Automation Inc 900 192
Westinghouse Air Brake Technologies Corp 1,406 81
Xylem Inc/NY 1,398 91
$ 1,231
Media - 1.85%
Charter Communications Inc
(d)
1,172 598
Comcast Corp - Class A 35,403 1,380
Discovery Inc - A Shares
(d)
1,243 26
Discovery Inc - C Shares
(d)
2,460 47
DISH Network Corp
(d)
1,998 69
Fox Corp - A Shares 2,664 72
Fox Corp - B Shares 1,239 33
News Corp - A Shares 3,021 36
News Corp - B Shares 947 11
ViacomCBS Inc 4,200 98
Walt Disney Co/The 14,039 1,566
$ 3,936

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 0.24%
Freeport-McMoRan Inc 11,285 $ 131
Newmont Corp 6,240 385
$ 516
Miscellaneous Manufacturers - 1.07%
3M Co 4,470 697
A O Smith Corp 1,051 50
Eaton Corp PLC 3,110 272
General Electric Co 67,992 464
Illinois Tool Works Inc 2,235 391
Parker-Hannifin Corp 997 183
Textron Inc 1,768 58
Trane Technologies PLC 1,858 165
$ 2,280
Office & Business Equipment - 0.06%
Xerox Holdings Corp 1,424 22
Zebra Technologies Corp
(d)
413 105
$ 127
Oil & Gas - 2.20%
Apache Corp 2,933 40
Cabot Oil & Gas Corp 3,100 53
Chevron Corp 14,512 1,295
Concho Resources Inc 1,530 79
ConocoPhillips 8,337 350
Devon Energy Corp 2,976 34
Diamondback Energy Inc 1,228 51
EOG Resources Inc 4,523 229
Exxon Mobil Corp
(f)
32,865 1,470
Hess Corp 2,028 105
HollyFrontier Corp 1,156 34
Marathon Oil Corp 6,144 38
Marathon Petroleum Corp 5,053 189
Noble Energy Inc 3,728 33
Occidental Petroleum Corp 6,995 128
Phillips 66 3,396 244
Pioneer Natural Resources Co 1,280 125
Valero Energy Corp 3,170 186
$ 4,683
Oil & Gas Services - 0.20%
Baker Hughes Co 5,091 78
Halliburton Co 6,818 89
National Oilwell Varco Inc 3,016 37
Schlumberger Ltd 10,786 199
TechnipFMC PLC 3,268 22
$ 425
Packaging & Containers - 0.22%
Amcor PLC 12,239 125
Ball Corp 2,533 176
Packaging Corp of America 736 73
Sealed Air Corp 1,209 40
Westrock Co 2,014 57
$ 471
Pharmaceuticals - 5.82%
AbbVie Inc 13,698 1,345
AmerisourceBergen Corp 1,154 116
Becton Dickinson and Co 2,292 548
Bristol-Myers Squibb Co 17,589 1,034
Cardinal Health Inc 2,268 118
Cigna Corp 2,869 538
CVS Health Corp 10,158 660
DexCom Inc
(d)
717 291
Eli Lilly and Co 6,546 1,075
Johnson & Johnson 20,478 2,880
McKesson Corp 1,257 193
Merck & Co Inc 19,621 1,517
Mylan NV
(d)
4,017 65
Perrigo Co PLC 1,058 59
Pfizer Inc 43,178 1,412
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Zoetis Inc 3,691 $ 506
$ 12,357
Pipelines - 0.24%
Kinder Morgan Inc 15,116 229
ONEOK Inc 3,216 107
Williams Cos Inc/The 9,429 180
$ 516
Real Estate - 0.06%
CBRE Group Inc
(d)
2,604 118
REITs - 2.61%
Alexandria Real Estate Equities Inc 980 159
American Tower Corp 3,446 891
Apartment Investment and Management Co 1,156 44
AvalonBay Communities Inc 1,093 169
Boston Properties Inc 1,122 101
Crown Castle International Corp 3,239 542
Digital Realty Trust Inc 2,085 296
Duke Realty Corp 2,862 101
Equinix Inc 688 483
Equity Residential 2,718 160
Essex Property Trust Inc 509 117
Extra Space Storage Inc 1,002 93
Federal Realty Investment Trust 546 47
Healthpeak Properties Inc 4,183 115
Host Hotels & Resorts Inc 5,481 59
Iron Mountain Inc 2,237 58
Kimco Realty Corp 3,361 43
Mid-America Apartment Communities Inc 888 102
Prologis Inc 5,740 536
Public Storage 1,167 224
Realty Income Corp 2,668 159
Regency Centers Corp 1,317 60
SBA Communications Corp 868 259
Simon Property Group Inc 2,376 162
SL Green Realty Corp 595 29
UDR Inc 2,291 86
Ventas Inc 2,899 106
Vornado Realty Trust 1,232 47
Welltower Inc 3,244 168
Weyerhaeuser Co 5,800 130
$ 5,546
Retail - 5.09%
Advance Auto Parts Inc 536 76
AutoZone Inc
(d)
183 207
Best Buy Co Inc 1,766 154
CarMax Inc
(d)
1,265 113
Chipotle Mexican Grill Inc
(d)
200 211
Costco Wholesale Corp 3,432 1,041
Darden Restaurants Inc 1,008 76
Dollar General Corp 1,956 373
Dollar Tree Inc
(d)
1,843 171
Domino's Pizza Inc 304 112
Gap Inc/The 1,655 21
Genuine Parts Co 1,121 98
Home Depot Inc/The 8,362 2,095
Kohl's Corp 1,225 25
L Brands Inc 1,813 27
Lowe's Cos Inc 5,869 793
McDonald's Corp 5,781 1,066
O'Reilly Automotive Inc
(d)
578 244
Ross Stores Inc 2,763 236
Starbucks Corp 9,081 668
Target Corp 3,888 466
Tiffany & Co 848 103
TJX Cos Inc/The 9,312 471
Tractor Supply Co 899 119
Ulta Beauty Inc
(d)
438 89
Walgreens Boots Alliance Inc 5,729 243
Walmart Inc 11,005 1,318

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yum! Brands Inc 2,339 $ 203
$ 10,819
Savings & Loans - 0.02%
People's United Financial Inc 3,301 38
Semiconductors - 4.52%
Advanced Micro Devices Inc
(d)
9,102 479
Analog Devices Inc 2,862 351
Applied Materials Inc 7,125 431
Broadcom Inc 3,107 981
Intel Corp 32,912 1,969
IPG Photonics Corp
(d)
275 44
KLA Corp 1,205 234
Lam Research Corp 1,128 365
Maxim Integrated Products Inc 2,073 126
Microchip Technology Inc 1,906 201
Micron Technology Inc
(d)
8,644 445
NVIDIA Corp 4,781 1,816
Qorvo Inc
(d)
892 98
QUALCOMM Inc 8,745 798
Skyworks Solutions Inc 1,297 166
Texas Instruments Inc 7,135 906
Xilinx Inc 1,891 186
$ 9,596
Shipbuilding - 0.03%
Huntington Ingalls Industries Inc 315 55
Software - 10.02%
Activision Blizzard Inc 5,988 455
Adobe Inc
(d)
3,745 1,630
Akamai Technologies Inc
(d)
1,260 135
ANSYS Inc
(d)
668 195
Autodesk Inc
(d)
1,703 407
Broadridge Financial Solutions Inc 892 113
Cadence Design Systems Inc
(d)
2,169 208
Cerner Corp 2,366 162
Citrix Systems Inc 901 133
Electronic Arts Inc
(d)
2,245 296
Fidelity National Information Services Inc 4,801 644
Fiserv Inc
(d)
4,372 427
Intuit Inc 2,027 600
Jack Henry & Associates Inc 595 110
Microsoft Corp
(f)
58,947 11,996
MSCI Inc 661 221
Oracle Corp 16,179 894
Paychex Inc 2,481 188
Paycom Software Inc
(d)
376 117
salesforce.com Inc
(d)
7,002 1,312
ServiceNow Inc
(d)
1,482 600
Synopsys Inc
(d)
1,171 228
Take-Two Interactive Software Inc
(d)
885 124
Tyler Technologies Inc
(d)
309 107
$ 21,302
Telecommunications - 2.83%
Arista Networks Inc
(d)
419 88
AT&T Inc 55,385 1,674
CenturyLink Inc 7,677 77
Cisco Systems Inc 32,963 1,537
Corning Inc 5,900 153
Juniper Networks Inc 2,577 59
Motorola Solutions Inc 1,322 185
T-Mobile US Inc
(d)
4,425 461
T-Mobile US Inc - Rights
(d)
3,037 1
Verizon Communications Inc 32,164 1,773
$ 6,008
Textiles - 0.02%
Mohawk Industries Inc
(d)
461 47
Toys, Games & Hobbies - 0.03%
Hasbro Inc 990 74
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1.42%
CH Robinson Worldwide Inc 1,045 $ 83
CSX Corp 5,950 415
Expeditors International of Washington Inc 1,295 98
FedEx Corp 1,867 262
JB Hunt Transport Services Inc 655 79
Kansas City Southern 739 110
Norfolk Southern Corp 1,992 350
Old Dominion Freight Line Inc 734 124
Union Pacific Corp 5,275 892
United Parcel Service Inc 5,472 608
$ 3,021
Water - 0.09%
American Water Works Co Inc 1,406 181
TOTAL COMMON STOCKS $ 199,259
TOTAL PURCHASED OPTIONS - 0.54% $ 1,152
Total Investments $ 214,793
Other Assets and Liabilities -  (1.08)% (2,297)
TOTAL NET ASSETS - 100.00% $ 212,496
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $248 or
0.12% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,547 or 0.73% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Technology 21.43%
Consumer, Non-cyclical 21.12%
Communications 15.52%
Financial 13.64%
Industrial 7.33%
Consumer, Cyclical 7.28%
Money Market Funds 6.24%
Utilities 2.88%
Energy 2.64%
Basic Materials 1.93%
Purchased Options 0.54%
Investment Companies 0.53%
Other Assets and Liabilities
(1.08)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales June 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 12,955 $ 35,062 $ 35,010 $ 13,007
$ 12,955 $ 35,062 $ 35,010 $ 13,007
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 43 $ — $ — $ —
$ 43 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Index N/A 100 $ 10 $ 3,200.00 07/20/2020 $ 568 $ 169 $ (399)
Put - S&P 500 Index N/A 200 20 $ 3,050.00 07/20/2020 1,190 983 (207)
Total $ 1,758 $ 1,152 $ (606)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Index N/A 100 $ 10 $ 3,210.00 07/20/2020 $ (520) $ (146) $ 374
Put - S&P 500 Index N/A 200 20 $ 3,000.00 07/20/2020 (963) (734) 229
Total $ (1,483) $ (880) $ 603
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2020 Long 19 $ 2,936 $ 71
Total $ 71
Amounts in thousands except contracts.

Schedule of Investments
MidCap Account
June 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0.21% Shares Held Value (000's)
Money Market Funds - 0.21%
BlackRock Liquidity FedFund - Institutional
Class 0.09%
(a),(b)
197,078 $ 197
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
922,788 923
$ 1,120
TOTAL INVESTMENT COMPANIES $ 1,120
COMMON STOCKS - 100.11% Shares Held Value (000's)
Aerospace & Defense - 5.22%
HEICO Corp - Class A 66,970 $ 5,440
TransDigm Group Inc 51,584 22,803
$ 28,243
Banks - 1.26%
First Republic Bank/CA 48,990 5,193
M&T Bank Corp 15,642 1,626
$ 6,819
Beverages - 0.54%
Brown-Forman Corp - B Shares 46,029 2,930
Building Materials - 3.72%
Martin Marietta Materials Inc 28,940 5,978
Summit Materials Inc
(d)
131,622 2,117
Vulcan Materials Co 103,602 12,002
$ 20,097
Chemicals - 0.68%
Air Products and Chemicals Inc 15,185 3,666
Commercial Services - 10.45%
CoStar Group Inc
(d)
15,585 11,076
Everarc Holdings Ltd
(d)
92,882 1,205
Everarc Holdings Ltd - Warrants
(d)
97,671 25
Gartner Inc
(d)
76,548 9,287
IHS Markit Ltd 102,174 7,714
Moody's Corp 21,716 5,966
S&P Global Inc 7,522 2,478
Square Inc
(d)
20,881 2,191
TransUnion 100,087 8,712
Verisk Analytics Inc 45,980 7,826
$ 56,480
Distribution & Wholesale - 3.98%
Copart Inc
(d)
167,752 13,968
Fastenal Co 175,718 7,528
$ 21,496
Diversified Financial Services - 1.93%
Credit Acceptance Corp
(d)
24,946 10,453
Electric - 2.22%
Brookfield Infrastructure Partners LP 220,654 9,071
Brookfield Renewable Partners LP 60,794 2,912
$ 11,983
Electronics - 3.35%
Mettler -Toledo International Inc
(d)
9,108 7,337
Roper Technologies Inc 27,735 10,768
$ 18,105
Entertainment - 2.83%
Liberty Media Corp-Liberty Braves - A Shares
(d)
5,176 104
Liberty Media Corp-Liberty Braves - C Shares
(d)
18,935 374
Live Nation Entertainment Inc
(d)
167,625 7,431
Vail Resorts Inc 40,698 7,413
$ 15,322
Hand & Machine Tools - 0.66%
Colfax Corp
(d)
127,081 3,545
Healthcare - Products - 1.28%
IDEXX Laboratories Inc
(d)
20,901 6,901
Home Builders - 2.16%
Lennar Corp - A Shares 86,908 5,355
Lennar Corp - B Shares 1,475 68
NVR Inc
(d)
1,915 6,241
$ 11,664
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 8.00%
Aon PLC 21,695 $ 4,178
Arch Capital Group Ltd
(d)
263,544 7,551
Brown & Brown Inc 185,125 7,546
Fidelity National Financial Inc 212,087 6,503
Markel Corp
(d)
14,313 13,213
Progressive Corp/The 52,893 4,237
$ 43,228
Internet - 4.94%
VeriSign Inc
(d)
53,963 11,161
Wix.com Ltd
(d)
60,608 15,529
$ 26,690
Investment Companies - 0.23%
Brookfield Business Partners LP 12,809 395
Brookfield Infrastructure Corp
(e)
19,143 872
$ 1,267
Lodging - 2.67%
Hilton Worldwide Holdings Inc 154,678 11,361
Hyatt Hotels Corp 61,300 3,083
$ 14,444
Machinery - Diversified - 0.13%
Cognex Corp 11,856 708
Media - 3.77%
Liberty Broadband Corp - A Shares
(d)
23,522 2,874
Liberty Broadband Corp - C Shares
(d)
63,346 7,853
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
18,376 536
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
129,880 4,119
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
30,630 1,057
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
114,199 3,934
$ 20,373
Private Equity - 7.20%
Brookfield Asset Management Inc 665,340 21,890
Kennedy-Wilson Holdings Inc 158,273 2,409
KKR & Co Inc 347,588 10,733
Onex Corp 87,192 3,872
$ 38,904
Real Estate - 2.62%
Brookfield Property Partners LP 77,618 768
CBRE Group Inc
(d)
219,778 9,938
Howard Hughes Corp/The
(d)
66,228 3,440
$ 14,146
REITs - 3.84%
Equinix Inc 4,881 3,428
SBA Communications Corp 54,000 16,088
Vornado Realty Trust 32,458 1,240
$ 20,756
Retail - 10.59%
CarMax Inc
(d)
204,296 18,295
Dollar General Corp 15,510 2,955
Domino's Pizza Inc 21,968 8,116
O'Reilly Automotive Inc
(d)
35,624 15,021
Restaurant Brands International Inc 187,359 10,235
Ross Stores Inc 30,783 2,624
$ 57,246
Semiconductors - 1.64%
Microchip Technology Inc 84,081 8,85 6
Software - 12.28%
ANSYS Inc
(d)
36,821 10,742
Autodesk Inc
(d)
66,955 16,015
Black Knight Inc
(d)
199,340 14,464
Guidewire Software Inc
(d)
78,070 8,654
MSCI Inc 14,598 4,873
RealPage Inc
(d)
103,634 6,737
Slack Technologies Inc
(d)
102,580 3,189

Schedule of Investments
MidCap Account
June 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Tyler Technologies Inc
(d)
4,836 $ 1,678
$ 66,352
Telecommunications - 1.92%
GCI Liberty Inc
(d)
73,331 5,216
Motorola Solutions Inc 36,982 5,182
$ 10,398
TOTAL COMMON STOCKS $ 541,07 2
Total Investments $ 542,19 2
Other Assets and Liabilities -  (0.32)% (1,75 1 )
TOTAL NET ASSETS - 100.00% $ 540,441
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $197 or
0.04% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  (unaudited)
Sector Percent
Financial 25.08%
Consumer, Cyclical 22.23%
Technology 13.92%
Industrial 13.08%
Consumer, Non-cyclical 12.27%
Communications 10.63%
Utilities 2.22%
Basic Materials 0.68%
Money Market Funds 0.21%
Other Assets and Liabilities
(0.32)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales June 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 252 $ 97,945 $ 97,274 $ 923
$ 252 $ 97,945 $ 97,274 $ 923
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 3 $ — $ — $ —
$ 3 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1.51% Shares Held Value (000's)
Money Market Funds - 1.51%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
2,158,758 $ 2,159
TOTAL INVESTMENT COMPANIES $ 2,159
COMMON STOCKS - 99.07% Shares Held Value (000's)
Aerospace & Defense - 1.18%
Northrop Grumman Corp 3,580 $ 1,101
Teledyne Technologies Inc
(b)
1,909 593
$ 1,694
Apparel - 1.93%
Deckers Outdoor Corp
(b)
9,278 1,822
NIKE Inc 9,575 939
$ 2,761
Automobile Manufacturers - 0.87%
PACCAR Inc 16,584 1,241
Banks - 3.34%
JPMorgan Chase & Co 32,602 3,067
PNC Financial Services Group Inc/The 16,244 1,709
$ 4,776
Beverages - 2.45%
Keurig Dr Pepper Inc 23,034 654
PepsiCo Inc 21,510 2,845
$ 3,499
Chemicals - 1.09%
FMC Corp 15,614 1,555
Commercial Services - 0.70%
PayPal Holdings Inc
(b)
5,774 1,006
Computers - 5.42%
Apple Inc 21,260 7,756
Consumer Products - 1.32%
Church & Dwight Co Inc 24,450 1,890
Diversified Financial Services - 5.57%
Ameriprise Financial Inc 8,067 1,210
BlackRock Inc 2,019 1,099
Charles Schwab Corp/The 37,679 1,271
Discover Financial Services 16,698 836
Nasdaq Inc 7,775 929
Visa Inc 13,583 2,624
$ 7,969
Electric - 3.33%
NextEra Energy Inc 10,586 2,543
Xcel Energy Inc 35,622 2,226
$ 4,769
Electronics - 1.91%
Honeywell International Inc 10,815 1,564
Roper Technologies Inc 3,017 1,171
$ 2,735
Environmental Control - 1.06%
Republic Services Inc 16,696 1,370
Waste Connections Inc 1,555 146
$ 1,516
Food - 1.05%
McCormick & Co Inc/MD 7,587 1,361
Tyson Foods Inc 2,390 143
$ 1,504
Hand & Machine Tools - 0.52%
Snap-on Inc 5,364 743
Healthcare - Products - 4.75%
Abbott Laboratories 14,816 1,355
Edwards Lifesciences Corp
(b)
11,622 803
Medtronic PLC 14,432 1,323
Thermo Fisher Scientific Inc 6,742 2,443
Varian Medical Systems Inc
(b)
7,065 866
$ 6,790
Healthcare - Services - 1.99%
UnitedHealth Group Inc 6,469 1,908
Universal Health Services Inc 10,052 934
$ 2,842
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 3.24%
Chubb Ltd 7,321 $ 927
Fidelity National Financial Inc 37,556 1,151
Marsh & McLennan Cos Inc 16,858 1,810
Progressive Corp/The 9,247 741
$ 4,629
Internet - 10.08%
Alphabet Inc - A Shares
(b)
2,992 4,243
Amazon.com Inc
(b)
2,510 6,925
Facebook Inc
(b)
10,557 2,397
Netflix Inc
(b)
1,879 855
$ 14,420
Machinery - Diversified - 0.91%
Deere & Co 8,293 1,303
Media - 1.87%
Comcast Corp - Class A 38,191 1,489
Nexstar Media Group Inc 3,853 322
Walt Disney Co/The 7,716 860
$ 2,671
Miscellaneous Manufacturers - 0.49%
3M Co 4,518 705
Oil & Gas - 2.22%
Chevron Corp 23,822 2,126
Valero Energy Corp 17,740 1,043
$ 3,169
Packaging & Containers - 1.04%
Ball Corp 21,510 1,495
Pharmaceuticals - 7.49%
Becton Dickinson and Co 8,860 2,120
Bristol-Myers Squibb Co 29,534 1,737
DexCom Inc
(b)
1,252 507
Johnson & Johnson 13,098 1,842
Merck & Co Inc 32,466 2,510
Pfizer Inc 28,001 916
Roche Holding AG ADR 24,734 1,073
$ 10,705
REITs - 3.20%
Alexandria Real Estate Equities Inc 14,898 2,417
American Tower Corp 1,150 297
Extra Space Storage Inc 10,294 951
Prologis Inc 9,705 906
$ 4,571
Retail - 5.94%
Costco Wholesale Corp 6,675 2,024
Home Depot Inc/The 10,158 2,545
Lululemon Athletica Inc
(b)
6,453 2,013
Starbucks Corp 8,941 658
Target Corp 10,463 1,255
$ 8,495
Semiconductors - 5.17%
Broadcom Inc 4,861 1,534
Lam Research Corp 5,373 1,738
Microchip Technology Inc 12,380 1,304
NVIDIA Corp 3,137 1,192
Taiwan Semiconductor Manufacturing Co Ltd
ADR
28,722 1,630
$ 7,398
Software - 12.90%
Adobe Inc
(b)
8,044 3,502
Fair Isaac Corp
(b)
4,910 2,052
Fidelity National Information Services Inc 17,053 2,287
Microsoft Corp 39,881 8,116
salesforce.com Inc
(b)
5,479 1,026
ServiceNow Inc
(b)
3,602 1,459
$ 18,442
Telecommunications - 4.23%
Cisco Systems Inc 28,986 1,352
T-Mobile US Inc
(b)
22,905 2,386
T-Mobile US Inc - Rights
(b)
22,905 4

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Verizon Communications Inc 41,781 $ 2,303
$ 6,045
Toys, Games & Hobbies - 0.11%
Hasbro Inc 2,013 151
Transportation - 1.70%
Expeditors International of Washington Inc 13,013 990
Union Pacific Corp 8,518 1,440
$ 2,430
TOTAL COMMON STOCKS $ 141,675
Total Investments $ 143,834
Other Assets and Liabilities -  (0.58)% (825)
TOTAL NET ASSETS - 100.00% $ 143,009
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Technology 23.49%
Consumer, Non-cyclical 19.75%
Communications 16.18%
Financial 15.35%
Consumer, Cyclical 8.85%
Industrial 8.81%
Utilities 3.33%
Energy 2.22%
Money Market Funds 1.51%
Basic Materials 1.09%
Other Assets and Liabilities
(0.58)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales June 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 2,945 $ 17,019 $ 17,805 $ 2,159
$ 2,945 $ 17,019 $ 17,805 $ 2,159
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 11 $ — $ — $ —
$ 11 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal LifeTime 2010 Account
June 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 45.19%
Blue Chip Fund
(a)
35,802 $ 1,062
Core Fixed Income Fund
(a)
839,846 8,541
Diversified International Fund
(a)
120,718 1,424
Diversified Real Asset Fund
(a)
64,757 675
International Small Company Fund
(a)
44,339 428
LargeCap Growth Fund I
(a)
59,597 1,056
MidCap Fund
(a)
30,326 890
MidCap Value Fund I
(a)
43,827 532
SmallCap Growth Fund I
(a),(b)
23,953 338
SmallCap Value Fund II
(a)
23,802 201
$ 15,147
Principal Funds, Inc. Institutional Class - 54.84%
Bond Market Index Fund
(a)
398,938 4,771
Equity Income Fund
(a)
22,748 655
High Income Fund
(a)
221,929 1,924
Inflation Protection Fund
(a)
156,002 1,418
LargeCap S&P 500 Index Fund
(a)
91,645 1,743
LargeCap Value Fund III
(a)
45,045 647
Overseas Fund
(a)
160,233 1,313
Short-Term Income Fund
(a)
471,802 5,90 6
$ 18,37 7
TOTAL INVESTMENT COMPANIES $ 33,52 4
Total Investments $ 33,52 4
Other Assets and Liabilities -  (0.03)% (8)
TOTAL NET ASSETS - 100.00% $ 33,516
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 71.57%
Domestic Equity Funds 21.25%
International Equity Funds 5.20%
Specialty Funds 2.01%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2010 Account
June 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales June 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 931 $ 395 $ 431 $ 1,062
Bond Market Index Fund 4,795 597 898 4,771
Core Fixed Income Fund 7,452 2,042 1,252 8,541
Diversified International Fund 1,198 544 241 1,424
Diversified Real Asset Fund 533 237 58 675
Equity Income Fund 752 216 220 655
High Income Fund 2,075 316 282 1,924
Inflation Protection Fund 1,353 245 246 1,418
International Small Company Fund 390 162 75 428
LargeCap Growth Fund I 907 392 406 1,056
LargeCap S&P 500 Index Fund 1,639 728 686 1,743
LargeCap Value Fund III 759 209 231 647
MidCap Fund 811 199 124 890
MidCap Value Fund I 481 147 45 532
Overseas Fund 1,177 567 228 1,313
Short-Term Income Fund 5,770 99 4 955 5,90 6
SmallCap Growth Fund I 264 66 20 338
SmallCap Value Fund II 218 62 45 201
$ 31,505 $ 8,11 8 $ 6,443 $ 33,52 4
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ 71 $ — $ 96
Bond Market Index Fund — 3 — 274
Core Fixed Income Fund 10 4 (11) — 310
Diversified International Fund — 5 — (82)
Diversified Real Asset Fund — — — (37)
Equity Income Fund 7 23 — (116)
High Income Fund 60 (21) — (164)
Inflation Protection Fund 2 3 — 63
International Small Company Fund — — — (49)
LargeCap Growth Fund I — 47 — 116
LargeCap S&P 500 Index Fund — 83 — (21)
LargeCap Value Fund III — 7 — (97)
MidCap Fund — 23 — (19)
MidCap Value Fund I — — — (51)
Overseas Fund — 2 — (205)
Short-Term Income Fund 59 (1) — 98
SmallCap Growth Fund I — — — 28
SmallCap Value Fund II — 8 — (42)
$ 23 2 $ 242 $ — $ 102
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2020 Account
June 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 49.61%
Blue Chip Fund
(a)
258,093 $ 7,652
Core Fixed Income Fund
(a)
3,508,571 35,682
Diversified International Fund
(a)
976,939 11,528
Diversified Real Asset Fund
(a)
303,966 3,167
International Small Company Fund
(a)
332,365 3,207
LargeCap Growth Fund I
(a)
442,127 7,835
MidCap Fund
(a)
229,052 6,723
MidCap Value Fund I
(a)
343,907 4,172
SmallCap Growth Fund I
(a),(b)
188,888 2,665
SmallCap Value Fund II
(a)
197,069 1,667
$ 84,298
Principal Funds, Inc. Institutional Class - 50.40%
Bond Market Index Fund
(a)
1,693,073 20,249
Equity Income Fund
(a)
209,645 6,032
High Income Fund
(a)
805,919 6,987
Inflation Protection Fund
(a)
753,008 6,845
LargeCap S&P 500 Index Fund
(a)
669,800 12,740
LargeCap Value Fund III
(a)
413,246 5,938
Overseas Fund
(a)
1,263,357 10,347
Short-Term Income Fund
(a)
1,317,368 16,493
$ 85,631
TOTAL INVESTMENT COMPANIES $ 169,929
Total Investments $ 169,929
Other Assets and Liabilities -  (0.01)% (9)
TOTAL NET ASSETS - 100.00% $ 169,920
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 57.55%
Domestic Equity Funds 32.62%
International Equity Funds 7.98%
Specialty Funds 1.86%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2020 Account
June 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales June 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 8,557 $ 1,675 $ 3,672 $ 7,652
Bond Market Index Fund 22,996 3,814 7,863 20,249
Core Fixed Income Fund 38,995 7,728 12,415 35,682
Diversified International Fund 11,918 2,327 1,555 11,528
Diversified Real Asset Fund 3,372 444 291 3,167
Equity Income Fund 7,223 701 823 6,032
High Income Fund 9,252 1,282 2,637 6,987
Inflation Protection Fund 7,357 1,651 2,508 6,845
International Small Company Fund 3,757 530 462 3,207
LargeCap Growth Fund I 8,518 1,690 3,450 7,835
LargeCap S&P 500 Index Fund 15,473 3,108 5,661 12,740
LargeCap Value Fund III 7,202 631 832 5,938
MidCap Fund 7,471 586 1,036 6,723
MidCap Value Fund I 4,757 453 312 4,172
Overseas Fund 11,692 2,572 1,474 10,347
Short-Term Income Fund 17,212 4,520 5,512 16,493
SmallCap Growth Fund I 2,512 204 177 2,665
SmallCap Value Fund II 2,216 204 271 1,667
$ 190,480 $ 34,120 $ 50,951 $ 169,929
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ 913 $ — $ 179
Bond Market Index Fund — 174 — 1,128
Core Fixed Income Fund 497 28 — 1,346
Diversified International Fund — 4 — (1,166)
Diversified Real Asset Fund — 1 — (359)
Equity Income Fund 70 104 — (1,173)
High Income Fund 253 (337) — (573)
Inflation Protection Fund 11 3 — 342
International Small Company Fund — (11) — (607)
LargeCap Growth Fund I — 579 — 498
LargeCap S&P 500 Index Fund — 977 — (1,157)
LargeCap Value Fund III — 5 — (1,068)
MidCap Fund — 118 — (416)
MidCap Value Fund I — (2) — (724)
Overseas Fund — (30) — (2,413)
Short-Term Income Fund 174 3 — 270
SmallCap Growth Fund I — 1 — 125
SmallCap Value Fund II — 20 — (502)
$ 1,005 $ 2,550 $ — $ (6,270)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2030 Account
June 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57.38%
Blue Chip Fund
(a)
216,774 $ 6,427
Core Fixed Income Fund
(a)
3,228,773 32,837
Diversified International Fund
(a)
1,386,858 16,365
Diversified Real Asset Fund
(a)
364,523 3,798
International Small Company Fund
(a)
530,145 5,116
LargeCap Growth Fund I
(a)
990,184 17,546
MidCap Fund
(a)
339,742 9,971
MidCap Value Fund I
(a)
544,420 6,604
Origin Emerging Markets Fund
(a)
331,607 3,668
SmallCap Growth Fund I
(a),(b)
287,307 4,054
SmallCap Value Fund II
(a)
313,973 2,656
$ 109,042
Principal Funds, Inc. Institutional Class - 42.63%
Bond Market Index Fund
(a)
1,440,093 17,224
Equity Income Fund
(a)
163,677 4,709
High Income Fund
(a)
714,190 6,192
Inflation Protection Fund
(a)
442,517 4,022
LargeCap S&P 500 Index Fund
(a)
1,062,448 20,208
LargeCap Value Fund III
(a)
956,275 13,742
Overseas Fund
(a)
1,820,755 14,912
$ 81,009
TOTAL INVESTMENT COMPANIES $ 190,051
Total Investments $ 190,051
Other Assets and Liabilities -  (0.01)% (10)
TOTAL NET ASSETS - 100.00% $ 190,041
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 45.21%
Fixed Income Funds 40.33%
International Equity Funds 12.47%
Specialty Funds 2.00%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2030 Account
June 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales June 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 5,396 $ 1,269 $ 947 $ 6,427
Bond Market Index Fund 17,010 4,213 4,985 17,224
Core Fixed Income Fund 31,533 8,928 8,761 32,837
Diversified International Fund 14,625 4,158 1,143 16,365
Diversified Real Asset Fund 3,362 914 127 3,798
Equity Income Fund 4,868 966 407 4,709
High Income Fund 7,582 1,202 1,837 6,192
Inflation Protection Fund 3,828 1,166 1,150 4,022
International Small Company Fund 4,995 1,278 368 5,116
LargeCap Growth Fund I 15,626 3,660 3,699 17,546
LargeCap S&P 500 Index Fund 19,747 4,777 3,978 20,208
LargeCap Value Fund III 13,955 2,705 803 13,742
MidCap Fund 9,463 1,663 813 9,971
MidCap Value Fund I 6,396 1,357 180 6,604
Origin Emerging Markets Fund 3,159 885 250 3,668
Overseas Fund 14,418 4,388 1,072 14,912
SmallCap Growth Fund I 3,317 603 85 4,054
SmallCap Value Fund II 2,898 585 184 2,656
$ 182,178 $ 44,717 $ 30,789 $ 190,051
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ 8 $ — $ 701
Bond Market Index Fund — 42 — 944
Core Fixed Income Fund 421 (23) — 1,160
Diversified International Fund — (3) — (1,272)
Diversified Real Asset Fund — — — (351)
Equity Income Fund 52 6 — (724)
High Income Fund 208 (216) — (539)
Inflation Protection Fund 5 1 — 177
International Small Company Fund — 2 — (791)
LargeCap Growth Fund I — 83 — 1,876
LargeCap S&P 500 Index Fund — 18 — (356)
LargeCap Value Fund III — (1) — (2,114)
MidCap Fund — 27 — (369)
MidCap Value Fund I — — — (969)
Origin Emerging Markets Fund — — — (126)
Overseas Fund — (4) — (2,818)
SmallCap Growth Fund I — — — 219
SmallCap Value Fund II — 1 — (644)
$ 686 $ (59) $ — $ (5,996)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2040 Account
June 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 52.65%
Blue Chip Fund
(a)
118,263 $ 3,507
Core Fixed Income Fund
(a)
847,936 8,624
Diversified International Fund
(a)
736,112 8,686
International Small Company Fund
(a)
262,742 2,535
LargeCap Growth Fund I
(a)
546,567 9,685
MidCap Value Fund I
(a)
307,393 3,729
Origin Emerging Markets Fund
(a)
237,477 2,626
Real Estate Securities Fund
(a)
79,231 1,881
SmallCap Growth Fund I
(a),(b)
143,903 2,030
SmallCap Value Fund II
(a)
161,231 1,364
$ 44,667
Principal Funds, Inc. Institutional Class - 47.36%
Bond Market Index Fund
(a)
380,574 4,552
Equity Income Fund
(a)
82,601 2,377
High Income Fund
(a)
262,030 2,272
LargeCap S&P 500 Index Fund
(a)
587,876 11,181
LargeCap Value Fund III
(a)
488,647 7,022
MidCap Growth Fund III
(a),(b)
398,647 4,931
Overseas Fund
(a)
957,398 7,841
$ 40,176
TOTAL INVESTMENT COMPANIES $ 84,843
Total Investments $ 84,843
Other Assets and Liabilities -  (0.01)% (9)
TOTAL NET ASSETS - 100.00% $ 84,834
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 56.23%
Fixed Income Funds 28.46%
International Equity Funds 15.32%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales June 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 2,986 $ 428 $ 280 $ 3,507
Bond Market Index Fund 4,930 613 1,266 4,552
Core Fixed Income Fund 9,037 1,411 2,128 8,624
Diversified International Fund 8,306 1,573 495 8,686
Equity Income Fund 2,706 336 268 2,377
High Income Fund 2,574 413 472 2,272
International Small Company Fund 2,658 448 158 2,535
LargeCap Growth Fund I 8,726 1,252 1,325 9,685
LargeCap S&P 500 Index Fund 11,042 1,631 1,300 11,181
LargeCap Value Fund III 7,884 927 602 7,022
MidCap Growth Fund III 4,465 505 275 4,931
MidCap Value Fund I 4,057 509 230 3,729
Origin Emerging Markets Fund 2,398 459 137 2,626
Overseas Fund 8,152 1,734 491 7,841
Real Estate Securities Fund 2,015 276 119 1,881
SmallCap Growth Fund I 1,837 206 111 2,030
SmallCap Value Fund II 1,637 201 107 1,364
$ 85,410 $ 12,922 $ 9,764 $ 84,843
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ 6 $ — $ 367
Bond Market Index Fund — 10 — 265
Core Fixed Income Fund 115 (19) — 323
Diversified International Fund — 3 — (701)
Equity Income Fund 26 3 — (400)
High Income Fund 72 (23) — (220)
International Small Company Fund — — — (413)
LargeCap Growth Fund I — 41 — 991
LargeCap S&P 500 Index Fund — 14 — (206)
LargeCap Value Fund III — (1) — (1,186)
MidCap Growth Fund III — — — 236
MidCap Value Fund I — — — (607)
Origin Emerging Markets Fund — — — (94)
Overseas Fund — — — (1,554)
Real Estate Securities Fund 18 — — (291)
SmallCap Growth Fund I — — — 98
SmallCap Value Fund II — — — (367)
$ 231 $ 34 $ — $ (3,759)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2050 Account
June 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 52.46%
Blue Chip Fund
(a)
58,954 $ 1,748
Core Fixed Income Fund
(a)
213,629 2,173
Diversified International Fund
(a)
373,381 4,406
International Small Company Fund
(a)
133,551 1,289
LargeCap Growth Fund I
(a)
276,342 4,897
MidCap Value Fund I
(a)
158,483 1,922
Origin Emerging Markets Fund
(a)
124,143 1,373
Real Estate Securities Fund
(a)
36,121 857
SmallCap Growth Fund I
(a),(b)
74,324 1,049
SmallCap Value Fund II
(a)
85,408 722
$ 20,436
Principal Funds, Inc. Institutional Class - 47.56%
Bond Market Index Fund
(a)
76,740 918
Equity Income Fund
(a)
41,707 1,200
High Income Fund
(a)
68,928 597
LargeCap S&P 500 Index Fund
(a)
299,518 5,697
LargeCap Value Fund III
(a)
250,503 3,600
MidCap Growth Fund III
(a),(b)
205,490 2,542
Overseas Fund
(a)
485,448 3,976
$ 18,530
TOTAL INVESTMENT COMPANIES $ 38,966
Total Investments $ 38,966
Other Assets and Liabilities -  (0.02)% (9)
TOTAL NET ASSETS - 100.00% $ 38,957
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 62.19%
Fixed Income Funds 20.78%
International Equity Funds 17.05%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales June 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 1,465 $ 171 $ 63 $ 1,748
Bond Market Index Fund 1,214 140 495 918
Core Fixed Income Fund 2,437 322 662 2,173
Diversified International Fund 4,128 784 140 4,406
Equity Income Fund 1,339 152 88 1,200
High Income Fund 773 116 223 597
International Small Company Fund 1,294 253 44 1,289
LargeCap Growth Fund I 4,355 494 444 4,897
LargeCap S&P 500 Index Fund 5,567 656 390 5,697
LargeCap Value Fund III 3,976 423 180 3,600
MidCap Growth Fund III 2,269 231 76 2,542
MidCap Value Fund I 2,065 241 65 1,922
Origin Emerging Markets Fund 1,225 239 40 1,373
Overseas Fund 4,064 853 139 3,976
Real Estate Securities Fund 909 113 31 857
SmallCap Growth Fund I 941 95 36 1,049
SmallCap Value Fund II 866 95 41 722
$ 38,887 $ 5,378 $ 3,157 $ 38,966
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ — $ — $ 175
Bond Market Index Fund — 4 — 55
Core Fixed Income Fund 29 (6) — 82
Diversified International Fund — — — (366)
Equity Income Fund 14 1 — (204)
High Income Fund 19 (5) — (64)
International Small Company Fund — — — (214)
LargeCap Growth Fund I — 13 — 479
LargeCap S&P 500 Index Fund — 5 — (141)
LargeCap Value Fund III — — — (619)
MidCap Growth Fund III — — — 118
MidCap Value Fund I — — — (319)
Origin Emerging Markets Fund — — — (51)
Overseas Fund — — — (802)
Real Estate Securities Fund 8 — — (134)
SmallCap Growth Fund I — — — 49
SmallCap Value Fund II — — — (198)
$ 70 $ 12 $ — $ (2,154)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2060 Account
June 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.09% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 52.02%
Blue Chip Fund
(a)
13,609 $ 404
Core Fixed Income Fund
(a)
23,554 240
Diversified International Fund
(a)
87,113 1,028
International Small Company Fund
(a)
31,345 302
LargeCap Growth Fund I
(a)
63,276 1,121
MidCap Value Fund I
(a)
37,370 453
Origin Emerging Markets Fund
(a)
31,176 345
Real Estate Securities Fund
(a)
7,950 189
SmallCap Growth Fund I
(a),(b)
17,462 246
SmallCap Value Fund II
(a)
20,259 171
$ 4,499
Principal Funds, Inc. Institutional Class - 48.07%
Bond Market Index Fund
(a)
10,347 124
Equity Income Fund
(a)
9,806 282
High Income Fund
(a)
10,763 94
LargeCap S&P 500 Index Fund
(a)
68,308 1,299
LargeCap Value Fund III
(a)
57,985 833
MidCap Growth Fund III
(a),(b)
48,164 596
Overseas Fund
(a)
113,454 929
$ 4,157
TOTAL INVESTMENT COMPANIES $ 8,656
Total Investments $ 8,656
Other Assets and Liabilities -  (0.09)% (8)
TOTAL NET ASSETS - 100.00% $ 8,648
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 64.68%
International Equity Funds 18.22%
Fixed Income Funds 17.19%
Other Assets and Liabilities
(0.09)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales June 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 317 $ 116 $ 64 $ 404
Bond Market Index Fund 163 32 78 124
Core Fixed Income Fund 267 53 89 240
Diversified International Fund 930 410 221 1,028
Equity Income Fund 294 109 71 282
High Income Fund 128 29 52 94
International Small Company Fund 285 137 68 302
LargeCap Growth Fund I 932 318 228 1,121
LargeCap S&P 500 Index Fund 1,194 424 274 1,299
LargeCap Value Fund III 864 318 199 833
MidCap Growth Fund III 497 182 106 596
MidCap Value Fund I 462 177 106 453
Origin Emerging Markets Fund 296 132 69 345
Overseas Fund 918 423 220 929
Real Estate Securities Fund 190 77 45 189
SmallCap Growth Fund I 207 73 44 246
SmallCap Value Fund II 192 73 46 171
$ 8,136 $ 3,083 $ 1,980 $ 8,656
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ — $ — $ 35
Bond Market Index Fund — — — 7
Core Fixed Income Fund 4 — — 9
Diversified International Fund — (7) — (84)
Equity Income Fund 3 (2) — (48)
High Income Fund 3 (3) — (8)
International Small Company Fund — (4) — (48)
LargeCap Growth Fund I — 1 — 98
LargeCap S&P 500 Index Fund — — — (45)
LargeCap Value Fund III — (8) — (142)
MidCap Growth Fund III — (1) — 24
MidCap Value Fund I — (6) — (74)
Origin Emerging Markets Fund — (1) — (13)
Overseas Fund — (15) — (177)
Real Estate Securities Fund 2 (1) — (32)
SmallCap Growth Fund I — — — 10
SmallCap Value Fund II — (3) — (45)
$ 12 $ (50) $ — $ (533)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Strategic Income Account
June 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 42.29%
Blue Chip Fund
(a)
37,828 $ 1,121
Core Fixed Income Fund
(a)
729,687 7,421
Diversified International Fund
(a)
67,875 801
Diversified Real Asset Fund
(a)
58,945 614
International Small Company Fund
(a)
24,993 241
MidCap Fund
(a)
29,597 869
SmallCap Growth Fund I
(a),(b)
14,235 201
SmallCap Value Fund II
(a)
15,130 128
$ 11,396
Principal Funds, Inc. Institutional Class - 57.74%
Bond Market Index Fund
(a)
359,771 4,303
Equity Income Fund
(a)
27,380 788
High Income Fund
(a)
205,916 1,785
Inflation Protection Fund
(a)
135,362 1,230
LargeCap S&P 500 Index Fund
(a)
51,033 971
Overseas Fund
(a)
89,586 734
Short-Term Income Fund
(a)
458,851 5,745
$ 15,556
TOTAL INVESTMENT COMPANIES $ 26,952
Total Investments $ 26,952
Other Assets and Liabilities -  (0.03)% (9)
TOTAL NET ASSETS - 100.00% $ 26,943
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 79.00%
Domestic Equity Funds 15.14%
International Equity Funds 3.61%
Specialty Funds 2.28%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales June 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 1,077 $ 574 $ 708 $ 1,121
Bond Market Index Fund 4,378 982 1,311 4,303
Core Fixed Income Fund 6,851 2,210 1,910 7,421
Diversified International Fund 737 405 284 801
Diversified Real Asset Fund 501 293 139 614
Equity Income Fund 920 379 389 788
High Income Fund 1,971 507 518 1,785
Inflation Protection Fund 1,203 330 361 1,230
International Small Company Fund 242 123 92 241
LargeCap S&P 500 Index Fund 980 548 577 971
MidCap Fund 798 305 227 869
Overseas Fund 730 413 274 734
Short-Term Income Fund 5,599 1,605 1,557 5,745
SmallCap Growth Fund I 155 59 28 201
SmallCap Value Fund II 143 59 49 128
$ 26,285 $ 8,792 $ 8,424 $ 26,952
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ 83 $ — $ 95
Bond Market Index Fund — 4 — 250
Core Fixed Income Fund 93 (5) — 275
Diversified International Fund — 4 — (61)
Diversified Real Asset Fund — (1) — (40)
Equity Income Fund 9 (1) — (121)
High Income Fund 56 (19) — (156)
Inflation Protection Fund 2 1 — 57
International Small Company Fund — (2) — (30)
LargeCap S&P 500 Index Fund — 23 — (3)
MidCap Fund — 8 — (15)
Overseas Fund — 3 — (138)
Short-Term Income Fund 57 — — 98
SmallCap Growth Fund I — — — 15
SmallCap Value Fund II — 1 — (26)
$ 217 $ 99 $ — $ 200
Amounts in thousands.

Schedule of Investments
Real Estate Securities Account
June 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0.03% Shares Held Value (000's)
Money Market Funds - 0.03%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
41,532 $ 42
TOTAL INVESTMENT COMPANIES $ 42
COMMON STOCKS - 99.49% Shares Held Value (000's)
Lodging - 0.70%
Choice Hotels International Inc 7,910 $ 624
Hilton Worldwide Holdings Inc 3,969 292
$ 916
REITs - 98.79%
Alexandria Real Estate Equities Inc 27,579 4,475
American Assets Trust Inc 25,911 721
American Campus Communities Inc 11,270 394
American Homes 4 Rent 197,098 5,302
American Tower Corp 15,245 3,941
Apartment Investment and Management Co 76,197 2,868
AvalonBay Communities Inc 54,838 8,480
Boston Properties Inc 29,191 2,638
Brandywine Realty Trust 61,568 671
Camden Property Trust 23,443 2,139
CoreSite Realty Corp 16,756 2,029
Cousins Properties Inc 85,229 2,542
CubeSmart 72,374 1,953
CyrusOne Inc 30,195 2,197
DiamondRock Hospitality Co 92,435 511
Digital Realty Trust Inc 6,933 985
Equinix Inc 18,469 12,971
Equity LifeStyle Properties Inc 45,850 2,865
Equity Residential 32,218 1,895
Essential Properties Realty Trust Inc 72,265 1,072
Essex Property Trust Inc 20,803 4,767
Extra Space Storage Inc 31,520 2,912
First Industrial Realty Trust Inc 34,463 1,325
Healthcare Trust of America Inc 157,934 4,188
Healthpeak Properties Inc 89,337 2,462
Invitation Homes Inc 275,759 7,592
Kilroy Realty Corp 30,543 1,793
Park Hotels & Resorts Inc 106,360 1,052
Prologis Inc 152,937 14,274
PS Business Parks Inc 1,385 183
Public Storage 6,391 1,226
Regency Centers Corp 48,485 2,225
Rexford Industrial Realty Inc 46,253 1,916
Sabra Health Care REIT Inc 114,912 1,658
Saul Centers Inc 14,445 466
Simon Property Group Inc 19,261 1,317
STORE Capital Corp 141,972 3,380
Sun Communities Inc 32,055 4,349
Taubman Centers Inc 7,033 266
Terreno Realty Corp 54,190 2,853
VICI Properties Inc 107,614 2,173
Welltower Inc 111,496 5,770
Weyerhaeuser Co 32,160 722
$ 129,518
TOTAL COMMON STOCKS $ 130,434
Total Investments $ 130,476
Other Assets and Liabilities -  0.48% 633
TOTAL NET ASSETS - 100.00% $ 131,109
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Sector Percent
Financial 98.79%
Consumer, Cyclical 0.70%
Money Market Funds 0.03%
Other Assets and Liabilities
0.48%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Real Estate Securities Account
June 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales June 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 1,130 $ 12,836 $ 13,924 $ 42
$ 1,130 $ 12,836 $ 13,924 $ 42
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 3 $ — $ — $ —
$ 3 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
June 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Money Market Funds - 1.78%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
11,310,294 $ 11,310
Principal Exchange-Traded Funds - 20.44%
Principal Active Global Dividend Income ETF
( a)
1,219,500 32,042
Principal Active Income ETF
( a)
249,900 9,028
Principal Investment Grade Corporate Active
ETF
( a)
160,200 4,289
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
2,304,200 69,243
Principal U.S. Small-Cap Multi-Factor Index
ETF
( a)
544,600 14,888
$ 129,490
Principal Funds, Inc. Class R-6 - 49.43%
Blue Chip Fund
( a)
2,077,334 61,593
Core Fixed Income Fund
( a)
7,513,863 76,416
Diversified International Fund
( a)
6,025,324 71,099
Diversified Real Asset Fund
( a)
1,795,161 18,706
Edge MidCap Fund
( a)
1,803,546 24,835
Global Real Estate Securities Fund
( a)
1,895,052 16,260
High Yield Fund
( a)
1,368,901 9,158
International Small Company Fund
( a)
870,682 8,402
Origin Emerging Markets Fund
( a)
835,220 9,237
Spectrum Preferred and Capital Securities Income
Fund
( a)
1,786,713 17,545
$ 313,251
Principal Funds, Inc. Institutional Class - 9.38%
Inflation Protection Fund
( a)
1,043,882 9,489
Short-Term Income Fund
( a)
3,988,060 49,930
$ 59,419
Principal Variable Contracts Funds, Inc.  Class 1 - 18.99%
Equity Income Account
( a)
3,198,282 76,919
Government & High Quality Bond Account
( a)
4,321,018 43,426
$ 120,345
TOTAL INVESTMENT COMPANIES $ 633,815
Total Investments $ 633,815
Other Assets and Liabilities -  (0.02)% (156)
TOTAL NET ASSETS - 100.00% $ 633,659
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 45.82%
Domestic Equity Funds 39.06%
International Equity Funds 10.41%
Specialty Funds 2.95%
Money Market Funds 1.78%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Balanced Portfolio
June 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales June 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 64,076 $ 92 $ 8,747 $ 61,593
Core Fixed Income Fund 84,277 1,568 12,232 76,416
Diversified International Fund 82,310 276 4,802 71,099
Diversified Real Asset Fund 22,012 106 1,137 18,706
Edge MidCap Fund 29,239 124 1,353 24,835
Equity Income Account 92,733 311 2,833 76,919
Global Real Estate Securities Fund 20,186 135 610 16,260
Government & High Quality Bond Account 46,640 486 4,808 43,426
High Yield Fund 10,183 462 796 9,158
Inflation Protection Fund 10,145 65 1,205 9,489
International Small Company Fund 10,223 59 339 8,402
Origin Emerging Markets Fund 10,362 35 721 9,237
Principal Active Global Dividend Income ETF 36,652 — — 32,042
Principal Active Income ETF 9,639 605 — 9,028
Principal Government Money Market Fund - Institutional Class 0.00% 2,721 9,193 604 11,310
Principal Investment Grade Corporate Active ETF 5,329 — 1,198 4,289
Principal U.S. Mega-Cap Multi-Factor Index ETF 72,121 — — 69,243
Principal U.S. Small-Cap Multi-Factor Index ETF 17,732 — — 14,888
Short-Term Income Fund 53,153 856 5,000 49,930
Spectrum Preferred and Capital Securities Income Fund 18,459 663 522 17,545
$ 698,192 $ 15,036 $ 46,907 $ 633,815
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ 1,223 $ — $ 4,949
Core Fixed Income Fund 1,057 61 — 2,742
Diversified International Fund — (8) — (6,677)
Diversified Real Asset Fund — (55) — (2,220)
Edge MidCap Fund — (96) — (3,079)
Equity Income Account — 86 — (13,378)
Global Real Estate Securities Fund 28 (52) — (3,399)
Government & High Quality Bond Account — (9) — 1,117
High Yield Fund 261 (22) — (669)
Inflation Protection Fund 13 28 — 456
International Small Company Fund — (10) — (1,531)
Origin Emerging Markets Fund — (26) — (413)
Principal Active Global Dividend Income ETF 164 — — (4,610)
Principal Active Income ETF 192 — — (1,216)
Principal Government Money Market Fund - Institutional Class 0.00% 15 — — —
Principal Investment Grade Corporate Active ETF 67 90 — 68
Principal U.S. Mega-Cap Multi-Factor Index ETF 338 — — (2,878)
Principal U.S. Small-Cap Multi-Factor Index ETF 43 — — (2,844)
Short-Term Income Fund 521 14 — 907
Spectrum Preferred and Capital Securities Income Fund 414 (46) — (1,009)
$ 3,113 $ 1,178 $ — $ (33,684)
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
June 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Money Market Funds - 1.86%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
3,283,360 $ 3,283
Principal Exchange-Traded Funds - 13.83%
Principal Active Global Dividend Income ETF
( a)
133,000 3,495
Principal Active Income ETF
( a)
132,100 4,772
Principal Investment Grade Corporate Active
ETF
( a)
65,800 1,762
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
396,800 11,924
Principal U.S. Small-Cap Multi-Factor Index
ETF
( a)
91,200 2,493
$ 24,446
Principal Funds, Inc. Class R-6 - 51.63%
Blue Chip Fund
( a)
412,458 12,229
Core Fixed Income Fund
( a)
3,170,670 32,246
Diversified International Fund
( a)
1,198,984 14,148
Diversified Real Asset Fund
( a)
441,940 4,605
Edge MidCap Fund
( a)
363,895 5,011
Global Diversified Income Fund
( a)
380,941 4,560
Global Real Estate Securities Fund
( a)
415,424 3,564
High Yield Fund
( a)
591,143 3,955
International Small Company Fund
( a)
169,496 1,636
Origin Emerging Markets Fund
( a)
161,550 1,787
Spectrum Preferred and Capital Securities Income
Fund
( a)
769,585 7,557
$ 91,298
Principal Funds, Inc. Institutional Class - 13.98%
Inflation Protection Fund
( a)
489,790 4,452
Short-Term Income Fund
( a)
1,619,275 20,273
$ 24,725
Principal Variable Contracts Funds, Inc.  Class 1 - 18.73%
Equity Income Account
( a)
611,317 14,702
Government & High Quality Bond Account
( a)
1,832,491 18,417
$ 33,119
TOTAL INVESTMENT COMPANIES $ 176,871
Total Investments $ 176,871
Other Assets and Liabilities -  (0.03)% (49)
TOTAL NET ASSETS - 100.00% $ 176,822
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 60.85%
Domestic Equity Funds 26.21%
International Equity Funds 5.93%
Specialty Funds 5.18%
Money Market Funds 1.86%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
June 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales June 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 12,479 $ 166 $ 1,644 $ 12,229
Core Fixed Income Fund 34,488 1,596 5,005 32,246
Diversified International Fund 15,831 423 821 14,148
Diversified Real Asset Fund 5,408 107 350 4,605
Edge MidCap Fund 5,620 199 209 5,011
Equity Income Account 17,198 626 647 14,702
Global Diversified Income Fund 5,124 349 226 4,560
Global Real Estate Securities Fund 4,290 195 153 3,564
Government & High Quality Bond Account 19,609 779 2,438 18,417
High Yield Fund 4,201 321 265 3,955
Inflation Protection Fund 4,712 190 678 4,452
International Small Company Fund 2,003 15 85 1,636
Origin Emerging Markets Fund 2,005 29 159 1,787
Principal Active Global Dividend Income ETF 3,997 — — 3,495
Principal Active Income ETF 5,199 216 — 4,772
Principal Government Money Market Fund - Institutional Class 0.00% 580 2,920 217 3,283
Principal Investment Grade Corporate Active ETF 1,906 — 201 1,762
Principal U.S. Mega-Cap Multi-Factor Index ETF 12,420 — — 11,924
Principal U.S. Small-Cap Multi-Factor Index ETF 2,969 — — 2,493
Short-Term Income Fund 21,442 938 2,471 20,273
Spectrum Preferred and Capital Securities Income Fund 7,903 569 431 7,557
$ 189,384 $ 9,638 $ 16,000 $ 176,871
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ 91 $ — $ 1,137
Core Fixed Income Fund 442 (30) — 1,197
Diversified International Fund — (4) — (1,281)
Diversified Real Asset Fund — (16) — (544)
Edge MidCap Fund — (8) — (591)
Equity Income Account — 12 — (2,487)
Global Diversified Income Fund 118 (29) — (658)
Global Real Estate Securities Fund 6 (31) — (737)
Government & High Quality Bond Account — (16) — 483
High Yield Fund 112 (21) — (281)
Inflation Protection Fund 6 14 — 214
International Small Company Fund — 1 — (298)
Origin Emerging Markets Fund — (8) — (80)
Principal Active Global Dividend Income ETF 18 — — (502)
Principal Active Income ETF 102 — — (643)
Principal Government Money Market Fund - Institutional Class 0.00% 3 — — —
Principal Investment Grade Corporate Active ETF 26 15 — 42
Principal U.S. Mega-Cap Multi-Factor Index ETF 58 — — (496)
Principal U.S. Small-Cap Multi-Factor Index ETF 7 — — (476)
Short-Term Income Fund 211 — — 364
Spectrum Preferred and Capital Securities Income Fund 179 (53) — (431)
$ 1,288 $ (83) $ — $ (6,068)
Amounts in thousands.

Schedule of Investments
SAM Conservative Growth Portfolio
June 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Money Market Funds - 1.68%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
5,521,039 $ 5,521
Principal Exchange-Traded Funds - 21.37%
Principal Active Global Dividend Income ETF
( a)
401,000 10,536
Principal Active Income ETF
( a)
122,900 4,440
Principal Investment Grade Corporate Active
ETF
( a)
50,000 1,339
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
1,451,300 43,613
Principal U.S. Small-Cap Multi-Factor Index
ETF
( a)
375,400 10,262
$ 70,190
Principal Funds, Inc. Class R-6 - 52.70%
Blue Chip Fund
( a)
1,527,766 45,298
Core Fixed Income Fund
( a)
1,466,457 14,914
Diversified International Fund
( a)
4,698,221 55,439
Diversified Real Asset Fund
( a)
1,051,538 10,957
Edge MidCap Fund
( a)
1,413,996 19,471
Global Real Estate Securities Fund
( a)
1,160,983 9,961
International Small Company Fund
( a)
624,732 6,029
Origin Emerging Markets Fund
( a)
570,139 6,306
Spectrum Preferred and Capital Securities Income
Fund
( a)
481,018 4,723
$ 173,098
Principal Funds, Inc. Institutional Class - 4.66%
Short-Term Income Fund
( a)
1,222,609 15,307
Principal Variable Contracts Funds, Inc.  Class 1 - 19.62%
Equity Income Account
( a)
2,219,900 53,388
Government & High Quality Bond Account
( a)
1,099,771 11,053
$ 64,441
TOTAL INVESTMENT COMPANIES $ 328,557
Total Investments $ 328,557
Other Assets and Liabilities -  (0.03)% (100)
TOTAL NET ASSETS - 100.00% $ 328,457
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 52.37%
Fixed Income Funds 32.65%
International Equity Funds 9.99%
Specialty Funds 3.34%
Money Market Funds 1.68%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
June 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales June 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 44,819 $ 171 $ 3,975 $ 45,298
Core Fixed Income Fund 17,340 633 3,521 14,914
Diversified International Fund 61,484 1,223 2,229 55,439
Diversified Real Asset Fund 12,484 234 457 10,957
Edge MidCap Fund 21,539 770 552 19,471
Equity Income Account 62,031 1,675 1,366 53,388
Global Real Estate Securities Fund 11,975 448 387 9,961
Government & High Quality Bond Account 11,078 336 628 11,053
International Small Company Fund 6,926 281 149 6,029
Origin Emerging Markets Fund 7,147 35 555 6,306
Principal Active Global Dividend Income ETF 12,052 — — 10,536
Principal Active Income ETF 4,674 363 — 4,440
Principal Government Money Market Fund - Institutional Class 0.00% 826 5,058 363 5,521
Principal Investment Grade Corporate Active ETF 1,685 — 397 1,339
Principal U.S. Mega-Cap Multi-Factor Index ETF 46,991 — 1,139 43,613
Principal U.S. Small-Cap Multi-Factor Index ETF 12,223 — — 10,262
Short-Term Income Fund 15,935 386 1,291 15,307
Spectrum Preferred and Capital Securities Income Fund 5,325 172 464 4,723
$ 356,534 $ 11,785 $ 17,473 $ 328,557
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ 206 $ — $ 4,077
Core Fixed Income Fund 210 (50) — 512
Diversified International Fund — (129) — (4,910)
Diversified Real Asset Fund — (43) — (1,261)
Edge MidCap Fund — (66) — (2,220)
Equity Income Account — (13) — (8,939)
Global Real Estate Securities Fund 17 (74) — (2,001)
Government & High Quality Bond Account — (2) — 269
International Small Company Fund — (5) — (1,024)
Origin Emerging Markets Fund — (3) — (318)
Principal Active Global Dividend Income ETF 54 — — (1,516)
Principal Active Income ETF 94 — — (597)
Principal Government Money Market Fund - Institutional Class 0.00% 6 — — —
Principal Investment Grade Corporate Active ETF 21 30 — 21
Principal U.S. Mega-Cap Multi-Factor Index ETF 213 (233) — (2,006)
Principal U.S. Small-Cap Multi-Factor Index ETF 29 — — (1,961)
Short-Term Income Fund 158 (1) — 278
Spectrum Preferred and Capital Securities Income Fund 113 (31) — (279)
$ 915 $ (414) $ — $ (21,875)
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
June 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Money Market Funds - 1.96%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
3,402,309 $ 3,402
Principal Exchange-Traded Funds - 15.62%
Principal Active Global Dividend Income ETF
( a)
505,300 13,276
Principal Active Income ETF
( a)
126,600 4,574
Principal Investment Grade Corporate Active
ETF
( a)
100,800 2,699
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
219,600 6,599
$ 27,148
Principal Funds, Inc. Class R-6 - 44.83%
Blue Chip Fund
( a)
109,123 3,236
Core Fixed Income Fund
( a)
4,148,189 42,187
Edge MidCap Fund
( a)
196,319 2,703
Global Diversified Income Fund
( a)
684,662 8,195
Global Real Estate Securities Fund
( a)
559,240 4,798
High Yield Fund
( a)
1,107,240 7,408
Spectrum Preferred and Capital Securities Income
Fund
( a)
956,374 9,392
$ 77,919
Principal Funds, Inc. Institutional Class - 18.24%
Inflation Protection Fund
( a)
1,061,408 9,648
Short-Term Income Fund
( a)
1,760,951 22,047
$ 31,695
Principal Variable Contracts Funds, Inc.  Class 1 - 19.38%
Equity Income Account
( a)
480,618 11,559
Government & High Quality Bond Account
( a)
2,201,712 22,127
$ 33,686
TOTAL INVESTMENT COMPANIES $ 173,850
Total Investments $ 173,850
Other Assets and Liabilities -  (0.03)% (48)
TOTAL NET ASSETS - 100.00% $ 173,802
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 69.08%
Domestic Equity Funds 13.87%
International Equity Funds 10.40%
Specialty Funds 4.72%
Money Market Funds 1.96%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Flexible Income Portfolio
June 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales June 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 3,401 $ 122 $ 640 $ 3,236
Core Fixed Income Fund 45,508 1,988 6,874 42,187
Edge MidCap Fund 2,998 180 161 2,703
Equity Income Account 13,572 926 1,061 11,559
Global Diversified Income Fund 9,319 669 578 8,195
Global Real Estate Securities Fund 6,690 121 1,018 4,798
Government & High Quality Bond Account 23,476 903 2,806 22,127
High Yield Fund 8,171 520 731 7,408
Inflation Protection Fund 11,203 324 2,395 9,648
Principal Active Global Dividend Income ETF 15,187 — — 13,276
Principal Active Income ETF 5,100 90 — 4,574
Principal Government Money Market Fund - Institutional Class 0.00% 511 2,981 90 3,402
Principal Investment Grade Corporate Active ETF 2,864 — 253 2,699
Principal U.S. Mega-Cap Multi-Factor Index ETF 6,874 — — 6,599
Short-Term Income Fund 23,652 907 2,908 22,047
Spectrum Preferred and Capital Securities Income Fund 9,918 707 667 9,392
$ 188,444 $ 10,438 $ 20,182 $ 173,850
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ 46 $ — $ 307
Core Fixed Income Fund 581 30 — 1,535
Edge MidCap Fund — (21) — (293)
Equity Income Account — (16) — (1,862)
Global Diversified Income Fund 213 (55) — (1,160)
Global Real Estate Securities Fund 8 90 — (1,085)
Government & High Quality Bond Account — (21) — 575
High Yield Fund 215 (40) — (512)
Inflation Protection Fund 15 62 — 454
Principal Active Global Dividend Income ETF 68 — — (1,911)
Principal Active Income ETF 98 — — (616)
Principal Government Money Market Fund - Institutional Class 0.00% 4 — — —
Principal Investment Grade Corporate Active ETF 39 19 — 69
Principal U.S. Mega-Cap Multi-Factor Index ETF 32 — — (275)
Short-Term Income Fund 231 3 — 393
Spectrum Preferred and Capital Securities Income Fund 223 (44) — (522)
$ 1,727 $ 53 $ — $ (4,903)
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
June 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Money Market Funds - 1.56%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
4,510,282 $ 4,510
Principal Exchange-Traded Funds - 16.11%
Principal Active Global Dividend Income ETF
( a)
606,000 15,922
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
665,000 19,984
Principal U.S. Small-Cap Multi-Factor Index
ETF
( a)
389,100 10,637
$ 46,543
Principal Funds, Inc. Class R-6 - 62.10%
Blue Chip Fund
( a)
1,588,916 47,112
Diversified International Fund
( a)
5,192,262 61,269
Edge MidCap Fund
( a)
1,377,834 18,973
Global Real Estate Securities Fund
( a)
1,602,808 13,752
International Small Company Fund
( a)
697,756 6,733
LargeCap Growth Fund I
( a)
911,950 16,160
Origin Emerging Markets Fund
( a)
1,394,324 15,421
$ 179,420
Principal Funds, Inc. Institutional Class - 2.30%
LargeCap Value Fund III
( a)
462,414 6,645
Principal Variable Contracts Funds, Inc.  Class 1 - 17.96%
Equity Income Account
( a)
2,158,388 51,909
TOTAL INVESTMENT COMPANIES $ 289,027
Total Investments $ 289,027
Other Assets and Liabilities -  (0.03)% (93)
TOTAL NET ASSETS - 100.00% $ 288,934
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 59.33%
Fixed Income Funds 21.20%
International Equity Funds 17.94%
Money Market Funds 1.56%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales June 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 48,441 $ 616 $ 6,095 $ 47,112
Diversified International Fund 67,657 1,827 2,595 61,269
Edge MidCap Fund 21,089 761 628 18,973
Equity Income Account 59,669 2,519 1,563 51,909
Global Real Estate Securities Fund 16,031 1,116 576 13,752
International Small Company Fund 7,873 415 392 6,733
LargeCap Growth Fund I 15,867 413 1,633 16,160
LargeCap Value Fund III 7,700 392 254 6,645
Origin Emerging Markets Fund 16,906 329 1,108 15,421
Principal Active Global Dividend Income ETF 18,213 — — 15,922
Principal Government Money Market Fund - Institutional Class 0.00% 696 3,814 — 4,510
Principal U.S. Mega-Cap Multi-Factor Index ETF 22,380 — 1,140 19,984
Principal U.S. Small-Cap Multi-Factor Index ETF 12,669 — — 10,637
$ 315,191 $ 12,202 $ 15,984 $ 289,027
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ (94) $ — $ 4,244
Diversified International Fund — (266) — (5,354)
Edge MidCap Fund — (88) — (2,161)
Equity Income Account — (165) — (8,551)
Global Real Estate Securities Fund 25 (97) — (2,722)
International Small Company Fund — (46) — (1,117)
LargeCap Growth Fund I — (31) — 1,544
LargeCap Value Fund III — (47) — (1,146)
Origin Emerging Markets Fund — (39) — (667)
Principal Active Global Dividend Income ETF 82 — — (2,291)
Principal Government Money Market Fund - Institutional Class 0.00% 5 — — —
Principal U.S. Mega-Cap Multi-Factor Index ETF 97 (177) — (1,079)
Principal U.S. Small-Cap Multi-Factor Index ETF 30 — — (2,032)
$ 239 $ (1,050) $ — $ (21,332)
Amounts in thousands.

Schedule of Investments
Short-Term Income Account
June 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.70% Shares Held Value (000's)
Money Market Funds - 2.70%
BlackRock Liquidity FedFund - Institutional
Class 0.09%
(a),(b)
1,593,776 $ 1,594
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
2,164,588 2,165
$ 3,759
TOTAL INVESTMENT COMPANIES $ 3,759
BONDS - 86.88%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0.57%
General Dynamics Corp
3.00%, 05 /11/2021 $ 250 $ 256
3.25%, 04 /01/2025 100 111
Northrop Grumman Corp
2.08%, 10 /15/2020 150 151
Raytheon Technologies Corp
3.20%, 03 /15/2024
(e)
250 269
$ 787
Agriculture - 0.15%
Cargill Inc
1.38%, 07 /23/2023
(e)
200 203
Airlines - 0.28%
Alaska Airlines 2020-1 Class A Pass Through
Trust
4.80%, 02 /15/2029
(e),(f)
200 202
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07 /15/2024 241 195
$ 397
Automobile Asset Backed Securities - 5.78%
Americredit Automobile Receivables Trust 2018-1
3.07%, 12 /19/2022 148 150
Americredit Automobile Receivables Trust 2018-2
3.15%, 03 /20/2023 175 177
Americredit Automobile Receivables Trust 2018-3
3.11%, 01 /18/2022 3 3
Americredit Automobile Receivables Trust 2019-1
2.93%, 06 /20/2022 82 82
2.97%, 11 /20/2023 200 204
Americredit Automobile Receivables Trust 2019-2
2.28%, 01 /18/2024 400 408
2.43%, 09 /19/2022 99 100
AmeriCredit Automobile Receivables Trust
2019-3
2.17%, 01 /18/2023 189 191
AmeriCredit Automobile Receivables Trust
2020-1
1.10%, 03 /20/2023 100 100
Capital Auto Receivables Asset Trust 2018-2
3.27%, 06 /20/2023
(e)
193 194
CPS Auto Receivables Trust 2019-A
3.18%, 06 /15/2022
(e)
34 34
CPS Auto Receivables Trust 2019-B
2.89%, 05 /16/2022
(e)
50 50
CPS Auto Receivables Trust 2019-C
2.55%, 09 /15/2022
(e)
94 95
CPS Auto Receivables Trust 2020-A
2.09%, 05 /15/2023
(e)
151 152
CPS Auto Receivables Trust 2020-B
1.15%, 07 /17/2023
(e)
193 194
Ford Credit Auto Owner Trust 2015-REV2
2.44%, 01 /15/2027
(e)
173 173
Ford Credit Auto Owner Trust 2016-REV2
2.03%, 12 /15/2027
(e)
750 759
Ford Credit Auto Owner Trust 2017-REV1
2.62%, 08 /15/2028
(e)
500 514
Ford Credit Auto Owner Trust 2018-REV2
3.47%, 01 /15/2030
(e)
400 423
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07 /15/2030
(e)
300 321
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Ford Credit Auto Owner Trust 2020-REV1
2.04%, 08 /15/2031
(e)
$ 250 $ 254
OneMain Direct Auto Receivables Trust 2018-1
3.43%, 12 /16/2024
(e)
500 507
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09 /14/2027
(e)
750 806
Santander Drive Auto Receivables Trust 2019-3
2.28%, 02 /15/2022 177 177
TCF Auto Receivables Owner Trust 2016-PT1
1.93%, 06 /15/2022
(e)
60 60
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11 /25/2031
(e)
250 266
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05 /25/2033
(e)
200 203
Westlake Automobile Receivables Trust 2018-2
3.20%, 01 /16/2024
(e)
46 46
Westlake Automobile Receivables Trust 2018-3
2.98%, 01 /18/2022
(e)
15 15
3.32%, 10 /16/2023
(e)
300 302
Westlake Automobile Receivables Trust 2019-1
3.06%, 05 /16/2022
(e)
103 104
3.26%, 10 /17/2022
(e)
350 355
Westlake Automobile Receivables Trust 2019-3
2.15%, 02 /15/2023
(e)
239 241
World Omni Select Auto Trust 2019-A
2.06%, 08 /15/2023 379 382
$ 8,042
Automobile Floor Plan Asset Backed Securities - 1.37%
Ally Master Owner Trust
2.70%, 01 /17/2023 500 504
3.29%, 05 /15/2023 500 511
Navistar Financial Dealer Note Master Owner
Trust II
0.81%, 09 /25/2023
(e)
250 249
1.00 x 1 Month USD LIBOR + 0.63%
Volvo Financial Equipment Master Owner Trust
0.68%, 11 /15/2022
(e)
250 250
1.00 x 1 Month USD LIBOR + 0.50%
0.70%, 07 /17/2023
(e)
400 398
1.00 x 1 Month USD LIBOR + 0.52%
$ 1,912
Automobile Manufacturers - 0.69%
General Motors Financial Co Inc
2.17%, 04 /09/2021 300 298
3 Month USD LIBOR + 0.85%
PACCAR Financial Corp
3.10%, 05 /10/2021 250 256
Toyota Motor Credit Corp
2.60%, 01 /11/2022 400 412
$ 966
Banks - 20.22%
Bank of America Corp
1.32%, 06 /19/2026
(g),(h)
600 602
United States Secured Overnight Financing
Rate + 1.15%
2.30%, 01 /20/2023 350 353
3 Month USD LIBOR + 1.16%
2.50%, 10 /21/2022 500 512
2.63%, 10 /19/2020 250 252
3.00%, 12 /20/2023
(g)
430 452
3 Month USD LIBOR + 0.79%
4.20%, 08 /26/2024 500 555
Bank of New York Mellon Corp/The
1.81%, 10 /30/2023 500 506
3 Month USD LIBOR + 1.05%
2.10%, 10 /24/2024 250 263
2.50%, 04 /15/2021 300 305

Schedule of Investments
Short-Term Income Account
June 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
BNP Paribas SA
3.50%, 03 /01/2023
(e)
$ 250 $ 265
Capital One NA
1.91%, 01 /30/2023 600 599
3 Month USD LIBOR + 1.15%
Citigroup Inc
1.95%, 04 /25/2022 200 201
3 Month USD LIBOR + 0.96%
2.70%, 03 /30/2021 900 915
3.50%, 05 /15/2023 250 266
4.00%, 08 /05/2024 274 299
4.04%, 06 /01/2024
(g)
250 272
3 Month USD LIBOR + 1.02%
Credit Suisse AG/New York NY
2.10%, 11 /12/2021 250 255
Credit Suisse Group AG
4.21%, 06 /12/2024
(e),(g)
500 537
3 Month USD LIBOR + 1.24%
Fifth Third Bancorp
2.60%, 06 /15/2022 600 622
3.65%, 01 /25/2024 200 218
4.30%, 01 /16/2024 400 441
Fifth Third Bank NA
2.25%, 06 /14/2021 300 305
First Republic Bank/CA
1.91%, 02 /12/2024
(g)
250 256
United States Secured Overnight Financing
Rate + 0.62%
Goldman Sachs Group Inc/The
3.00%, 04 /26/2022 950 968
3.20%, 02 /23/2023 300 318
HSBC Holdings PLC
2.63%, 11 /07/2025
(g)
200 207
3 Month USD LIBOR + 1.14%
3.95%, 05 /18/2024
(g)
250 269
3 Month USD LIBOR + 0.99%
Huntington Bancshares Inc/OH
2.63%, 08 /06/2024 200 212
ING Groep NV
3.15%, 03 /29/2022 450 468
JPMorgan Chase & Co
1.51%, 06 /01/2024
(g)
300 305
United States Secured Overnight Financing
Rate + 1.46%
1.89%, 04 /25/2023 1,000 1,003
3 Month USD LIBOR + 0.90%
2.25%, 10 /24/2023 500 506
3 Month USD LIBOR + 1.23%
2.30%, 08 /15/2021 250 250
4.25%, 10 /15/2020 750 758
KeyBank NA/Cleveland OH
1.25%, 03 /10/2023 300 305
2.40%, 06 /09/2022 400 414
3.30%, 02 /01/2022 250 260
KeyCorp
5.10%, 03 /24/2021 488 504
Morgan Stanley
2.42%, 10 /24/2023 1,400 1,417
3 Month USD LIBOR + 1.40%
4.10%, 05 /22/2023 300 324
5.50%, 07 /24/2020 1,118 1,121
MUFG Union Bank NA
2.10%, 12 /09/2022 250 258
PNC Bank NA
1.49%, 07 /27/2022 400 402
3 Month USD LIBOR + 0.50%
2.70%, 11 /01/2022 600 628
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
PNC Financial Services Group Inc/The
3.90%, 04 /29/2024 $ 150 $ 166
Royal Bank of Scotland Group PLC
4.27%, 03 /22/2025
(g)
250 272
3 Month USD LIBOR + 1.76%
Societe Generale SA
2.63%, 01 /22/2025
(e)
300 306
State Street Corp
2.35%, 11 /01/2025
(g)
200 212
United States Secured Overnight Financing
Rate + 0.94%
3.10%, 05 /15/2023 688 739
Truist Bank
1.15%, 08 /02/2022 250 251
3 Month USD LIBOR + 0.59%
2.45%, 08 /01/2022 700 725
2.63%, 01 /15/2022 600 619
Truist Financial Corp
2.05%, 05 /10/2021 200 203
2.90%, 03 /03/2021 500 508
UBS AG/London
1.75%, 04 /21/2022
(e)
250 255
UBS Group AG
3.49%, 05 /23/2023
(e)
300 314
US Bancorp
3.60%, 09 /11/2024 350 390
US Bank NA/Cincinnati OH
1.95%, 01 /09/2023 250 259
2.05%, 10 /23/2020 300 301
2.65%, 05 /23/2022 300 312
Wells Fargo & Co
1.65%, 06 /02/2024
(g)
400 406
United States Secured Overnight Financing
Rate + 1.60%
1.98%, 07 /22/2020 100 100
3 Month USD LIBOR + 0.88%
2.16%, 02 /11/2026
(g)
200 206
3 Month USD LIBOR + 0.75%
2.19%, 04 /30/2026
(g)
400 414
United States Secured Overnight Financing
Rate + 2.00%
3.07%, 01 /24/2023 1,000 1,036
$ 28,142
Beverages - 0.88%
Anheuser-Busch InBev Worldwide Inc
4.15%, 01 /23/2025 500 567
Diageo Capital PLC
1.38%, 09 /29/2025 200 204
Keurig Dr Pepper Inc
3.55%, 05 /25/2021 250 257
PepsiCo Inc
2.15%, 10 /14/2020 200 201
$ 1,229
Biotechnology - 0.61%
Amgen Inc
2.20%, 02 /21/2027 250 264
2.65%, 05 /11/2022 400 414
Biogen Inc
3.63%, 09 /15/2022 159 169
$ 847
Building Materials - 0.27%
Martin Marietta Materials Inc
4.25%, 07 /02/2024 349 380
Chemicals - 0.90%
Air Liquide Finance SA
1.75%, 09 /27/2021
(e)
250 253
Celanese US Holdings LLC
3.50%, 05 /08/2024 200 211

Schedule of Investments
Short-Term Income Account
June 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Chevron Phillips Chemical Co LLC / Chevron
Phillips Chemical Co LP
3.30%, 05 /01/2023
(e)
$ 200 $ 209
DuPont de Nemours Inc
4.21%, 11 /15/2023 250 274
International Flavors & Fragrances Inc
3.40%, 09 /25/2020 100 101
Westlake Chemical Corp
3.60%, 07 /15/2022 200 207
$ 1,255
Commercial Mortgage Backed Securities - 1.71%
Freddie Mac Multifamily Structured Pass
Through Certificates
1.02%, 09 /25/2029 1,400 1,406
Ginnie Mae
0.42%, 09 /16/2055
( i ),(j)
2,319 56
0.61%, 01 /16/2054
( i ),(j)
2,305 54
0.63%, 10 /16/2054
( i ),(j)
2,843 67
0.77%, 02 /16/2055
( i ),(j)
4,747 82
0.82%, 01 /16/2055
( i ),(j)
4,593 136
0.90%, 06 /16/2045
( i ),(j)
716 30
1.33%, 12 /16/2036
( i ),(j)
544 15
GS Mortgage Securities Trust 2017-GS6
1.95%, 05 /10/2050 326 327
JPMDB Commercial Mortgage Securities Trust
2016-C4
1.54%, 12 /15/2049 204 204
$ 2,377
Commercial Services - 0.29%
PayPal Holdings Inc
1.35%, 06 /01/2023 400 408
Computers - 0.72%
Apple Inc
0.75%, 05 /11/2023 200 202
1.13%, 05 /11/2025 250 255
Dell International LLC / EMC Corp
5.45%, 06 /15/2023
(e)
200 219
Hewlett Packard Enterprise Co
4.45%, 10 /02/2023 300 327
$ 1,003
Credit Card Asset Backed Securities - 0.59%
BA Credit Card Trust
1.74%, 01 /15/2025 800 823
Diversified Financial Services - 1.18%
American Express Co
2.75%, 05 /20/2022 200 208
3.00%, 02 /22/2021 550 558
3.70%, 11 /05/2021 150 156
Capital One Bank USA NA
2.01%, 01 /27/2023
(g)
250 253
United States Secured Overnight Financing
Rate + 0.62%
Capital One Financial Corp
3.90%, 01 /29/2024 242 263
USAA Capital Corp
2.63%, 06 /01/2021
(e)
200 204
$ 1,642
Electric - 5.39%
Alabama Power Co
2.45%, 03 /30/2022 250 258
Alliant Energy Finance LLC
3.75%, 06 /15/2023
(e)
400 429
Black Hills Corp
4.25%, 11 /30/2023 750 817
CenterPoint Energy Inc
3.60%, 11 /01/2021 300 312
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Dominion Energy Inc
2.58%, 07 /01/2020 $ 200 $ 200
2.72%, 08 /15/2021
(j)
200 204
3.07%, 08 /15/2024
(j)
200 215
DTE Energy Co
2.25%, 11 /01/2022 250 258
2.53%, 10 /01/2024 300 314
2.60%, 06 /15/2022 200 206
Duke Energy Florida LLC
3.10%, 08 /15/2021 250 255
Emera US Finance LP
2.70%, 06 /15/2021 300 305
Evergy Inc
2.45%, 09 /15/2024 200 211
Exelon Corp
3.50%, 06 /01/2022 500 523
Indiantown Cogeneration LP
9.77%, 12 /15/2020 28 29
LG&E and KU Energy LLC
4.38%, 10 /01/2021 310 321
NextEra Energy Capital Holdings Inc
2.40%, 09 /01/2021 500 511
2.90%, 04 /01/2022 150 156
3.15%, 04 /01/2024 150 163
Public Service Enterprise Group Inc
2.88%, 06 /15/2024 100 107
San Diego Gas & Electric Co
1.91%, 02 /01/2022 58 58
Sempra Energy
1.72%, 01 /15/2021 500 500
3 Month USD LIBOR + 0.50%
Southern California Edison Co
1.85%, 02 /01/2022 118 118
Tucson Electric Power Co
3.05%, 03 /15/2025 100 108
Vistra Operations Co LLC
3.70%, 01 /30/2027
(e)
500 515
WEC Energy Group Inc
3.38%, 06 /15/2021 400 411
$ 7,504
Electronics - 0.66%
Fortive Corp
2.35%, 06 /15/2021 300 304
Honeywell International Inc
1.85%, 11 /01/2021 400 408
2.15%, 08 /08/2022 200 207
$ 919
Environmental Control - 0.15%
Republic Services Inc
2.50%, 08 /15/2024 100 106
Waste Management Inc
2.95%, 06 /15/2024 100 103
$ 209
Finance - Mortgage Loan/Banker - 7.87%
Fannie Mae
0.50%, 06 /17/2025 1,000 1,000
1.75%, 07 /02/2024
(h)
400 422
1.88%, 09 /24/2026 3,700 3,983
2.00%, 01 /05/2022 1,000 1,028
2.13%, 04 /24/2026 1,200 1,308
2.50%, 02 /05/2024
(h)
500 539
Freddie Mac
0.25%, 06 /26/2023 400 399
1.50%, 02 /12/2025 1,150 1,205
2.75%, 06 /19/2023 1,000 1,075
$ 10,959

Schedule of Investments
Short-Term Income Account
June 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food - 0.63%
Conagra Brands Inc
3.80%, 10 /22/2021 $ 500 $ 520
Tyson Foods Inc
0.82%, 08 /21/2020 200 200
3 Month USD LIBOR + 0.45%
2.25%, 08 /23/2021 150 152
$ 872
Forest Products & Paper - 0.30%
Georgia-Pacific LLC
1.75%, 09 /30/2025
(e)
400 413
Healthcare - Services - 0.25%
Humana Inc
2.50%, 12 /15/2020 100 101
UnitedHealth Group Inc
1.95%, 10 /15/2020 250 251
$ 352
Home Builders - 0.15%
DR Horton Inc
2.50%, 10 /15/2024 200 209
Home Furnishings - 0.15%
Panasonic Corp
2.54%, 07 /19/2022
(e)
200 206
Insurance - 4.19%
Allstate Corp/The
0.94%, 03 /29/2023 250 249
3 Month USD LIBOR + 0.63%
Berkshire Hathaway Inc
2.75%, 03 /15/2023 500 530
Five Corners Funding Trust
4.42%, 11 /15/2023
(e)
750 836
Guardian Life Global Funding
1.10%, 06 /23/2025
(e)
250 251
MassMutual Global Funding II
0.85%, 06 /09/2023
(e)
500 502
2.00%, 04 /15/2021
(e)
450 456
Metropolitan Life Global Funding I
0.65%, 09 /07/2020
(e)
250 250
United States Secured Overnight Financing
Rate + 0.57%
0.90%, 06 /08/2023
(e)
350 352
1.95%, 09 /15/2021
(e)
470 478
New York Life Global Funding
0.83%, 06 /10/2022
(e)
1,000 1,002
3 Month USD LIBOR + 0.52%
2.00%, 04 /13/2021
(e)
400 405
2.00%, 01 /22/2025
(e)
200 210
Prudential Financial Inc
1.50%, 03 /10/2026 300 306
$ 5,827
Internet - 0.36%
Amazon.com Inc
1.20%, 06 /03/2027 500 507
Iron & Steel - 0.37%
Nucor Corp
2.00%, 06 /01/2025 500 518
Machinery - Construction & Mining - 0.23%
Caterpillar Financial Services Corp
2.55%, 11 /29/2022 300 315
Machinery - Diversified - 0.29%
John Deere Capital Corp
1.20%, 04 /06/2023 150 153
Otis Worldwide Corp
2.09%, 04 /05/2023
(e)
250 247
3 Month USD LIBOR + 0.45%
$ 400
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media - 0.52%
Sky Ltd
3.13%, 11 /26/2022
(e)
$ 130 $ 138
ViacomCBS Inc
4.75%, 05 /15/2025 150 171
Walt Disney Co/The
1.75%, 01 /13/2026 400 412
$ 721
Mining - 0.32%
Anglo American Capital PLC
5.38%, 04 /01/2025
(e)
400 452
Miscellaneous Manufacturers - 0.36%
Trane Technologies Global Holding Co Ltd
2.90%, 02 /21/2021 500 505
Mortgage Backed Securities - 5.36%
Chase Home Lending Mortgage Trust 2019-1
3.50%, 03 /25/2050
(e),(j)
175 179
CHL Mortgage Pass-Through Trust 2003-46
4.02%, 01 /19/2034
(j)
22 21
Credit Suisse First Boston Mortgage Securities
Corp
5.00%, 09 /25/2019 1 1
CSMC 2017-HL1 Trust
3.50%, 06 /25/2047
(e),(j)
275 279
CSMC 2017-HL2 Trust
3.50%, 10 /25/2047
(e),(j)
227 232
GS Mortage -Backed Securities Trust 2020-PJ1
3.50%, 05 /25/2050
(e),(j)
82 82
GS Mortgage-Backed Securities Corp Trust
2020-PJ3
3.00%, 10 /25/2050
(e),(j)
100 101
JP Morgan Mortgage Trust 2004-A3
3.31%, 07 /25/2034
(j)
13 12
JP Morgan Mortgage Trust 2004-S1
5.00%, 09 /25/2034 19 19
JP Morgan Mortgage Trust 2016-4
3.50%, 10 /25/2046
(e),(j)
351 355
JP Morgan Mortgage Trust 2017-2
3.50%, 05 /25/2047
(e),(j)
225 229
JP Morgan Mortgage Trust 2017-4
3.50%, 11 /25/2048
(e),(j)
173 176
JP Morgan Mortgage Trust 2017-6
3.50%, 12 /25/2048
(e),(j)
106 108
JP Morgan Mortgage Trust 2018-3
3.50%, 09 /25/2048
(e),(j)
271 275
JP Morgan Mortgage Trust 2018-4
3.50%, 10 /25/2048
(e),(j)
150 153
JP Morgan Mortgage Trust 2018-6
3.50%, 12 /25/2048
(e),(j)
129 130
JP Morgan Mortgage Trust 2019-2
4.00%, 08 /25/2049
(e),(j)
48 48
JP Morgan Mortgage Trust 2019-5
4.00%, 11 /25/2049
(e),(j)
146 147
PHH Mortgage Trust Series 2008-CIM1
2.42%, 06 /25/2038 78 74
1.00 x 1 Month USD LIBOR + 2.25%
Prime Mortgage Trust 2005-2
5.25%, 07 /25/2020 25 25
Provident Funding Mortgage Loan Trust 2005-1
0.75%, 05 /25/2035
(k)
51 50
1.00 x 1 Month USD LIBOR + 0.58%
PSMC 2018-1 Trust
3.50%, 02 /25/2048
(e),(j)
398 403
PSMC 2018-2 Trust
3.50%, 06 /25/2048
(e),(j)
220 223
PSMC 2018-3 Trust
4.00%, 08 /25/2048
(e),(j)
142 143
PSMC 2018-4 Trust
4.00%, 11 /25/2048
(e),(j)
65 65

Schedule of Investments
Short-Term Income Account
June 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
PSMC 2020-1 Trust
3.50%, 01 /25/2050
(e),(j)
$ 343 $ 350
PSMC 2020-2 Trust
3.00%, 05 /25/2050
(e),(j),(k)
250 255
RBSSP Resecuritization Trust 2009-7
0.57%, 06 /26/2037
(e)
5 5
1.00 x 1 Month USD LIBOR + 0.40%
Sequoia Mortgage Trust 2013-4
1.55%, 04 /25/2043
(j)
28 28
Sequoia Mortgage Trust 2013-8
2.25%, 06 /25/2043
(j)
115 115
Sequoia Mortgage Trust 2017-1
3.50%, 02 /25/2047
(e),(j)
273 280
Sequoia Mortgage Trust 2017-2
3.50%, 02 /25/2047
(e),(j)
140 143
Sequoia Mortgage Trust 2017-3
3.50%, 04 /25/2047
(e),(j)
205 209
Sequoia Mortgage Trust 2018-3
3.50%, 03 /25/2048
(e),(j)
151 153
Sequoia Mortgage Trust 2018-5
3.50%, 05 /25/2048
(e),(j)
197 200
Sequoia Mortgage Trust 2018-6
4.00%, 07 /25/2048
(e),(j)
51 51
Sequoia Mortgage Trust 2018-7
4.00%, 09 /25/2048
(e),(j)
44 44
Sequoia Mortgage Trust 2018-8
4.00%, 11 /25/2048
(e),(j)
160 162
Sequoia Mortgage Trust 2018-CH3
4.00%, 08 /25/2048
(e),(j)
59 60
Sequoia Mortgage Trust 2019-1
4.00%, 02 /25/2049
(e),(j)
35 35
Sequoia Mortgage Trust 2020-1
3.50%, 02 /25/2050
(e),(j)
79 81
Wells Fargo Mortgage Backed Securities 2018-1
3.50%, 07 /25/2047
(e),(j)
232 238
Wells Fargo Mortgage Backed Securities 2019-1
Trust
4.00%, 11 /25/2048
(e),(j)
149 150
4.00%, 11 /25/2048
(e),(j)
61 61
Wells Fargo Mortgage Backed Securities 2019-3
Trust
3.00%, 07 /25/2049
(e),(j)
258 261
Wells Fargo Mortgage Backed Securities 2019-4
Trust
3.50%, 09 /25/2049
(e),(j)
190 194
Wells Fargo Mortgage Backed Securities 2020-1
Trust
3.00%, 12 /25/2049
(e),(j)
437 445
Wells Fargo Mortgage Backed Securities 2020-2
Trust
3.00%, 12 /25/2049
(e),(j)
400 409
$ 7,459
Oil & Gas - 1.48%
BP Capital Markets America Inc
2.94%, 04 /06/2023 250 264
Cimarex Energy Co
4.38%, 06 /01/2024 250 264
Exxon Mobil Corp
1.57%, 04 /15/2023 150 154
2.99%, 03 /19/2025 200 217
Marathon Petroleum Corp
4.50%, 05 /01/2023 200 216
Phillips 66
0.96%, 02 /26/2021 50 50
3 Month USD LIBOR + 0.60%
3.70%, 04 /06/2023 150 160
Shell International Finance BV
2.38%, 08 /21/2022 300 313
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Suncor Energy Inc
2.80%, 05 /15/2023 $ 300 $ 313
3.10%, 05 /15/2025 100 107
$ 2,058
Oil & Gas Services - 0.19%
Baker Hughes a GE Co LLC / Baker Hughes Co-
Obligor Inc
2.77%, 12 /15/2022 250 260
Other Asset Backed Securities - 5.79%
CCG Receivables Trust
2.80%, 09 /14/2026
(e)
394 401
CCG Receivables Trust 2018-1
2.50%, 06 /16/2025
(e)
21 21
CCG Receivables Trust 2018-2
3.09%, 12 /15/2025
(e)
219 222
CCG Receivables Trust 2019-2
2.11%, 03 /15/2027
(e)
400 404
Daimler Trucks Retail Trust 2019-1
2.77%, 04 /15/2021
(e)
113 113
Drug Royalty III LP 1
3.72%, 04 /15/2027
(e)
85 85
1.00 x 3 Month USD LIBOR + 2.50%
3.98%, 04 /15/2027
(e)
8 8
4.27%, 10 /15/2031
(e)
175 180
MMAF Equipment Finance LLC 2018-A
2.92%, 07 /12/2021
(e)
28 28
MMAF Equipment Finance LLC 2019-A
2.84%, 01 /10/2022
(e)
239 240
MMAF Equipment Finance LLC 2020-A
0.74%, 04 /09/2024
(e)
500 501
MVW Owner Trust 2015-1
2.52%, 12 /20/2032
(e)
142 141
MVW Owner Trust 2016-1
2.25%, 12 /20/2033
(e)
122 120
MVW Owner Trust 2018-1
3.45%, 01 /21/2036
(e)
269 275
PFS Financing Corp
2.23%, 10 /15/2024
(e)
750 740
2.40%, 10 /17/2022
(e)
300 301
2.86%, 04 /15/2024
(e)
250 257
3.19%, 04 /17/2023
(e)
250 254
Verizon Owner Trust 2017-2
1.92%, 12 /20/2021
(e)
40 40
Verizon Owner Trust 2017-3
2.06%, 04 /20/2022
(e)
84 84
Verizon Owner Trust 2018-1
2.82%, 09 /20/2022
(e)
351 354
Verizon Owner Trust 2018-A
3.23%, 04 /20/2023 600 613
Verizon Owner Trust 2019-A
2.93%, 09 /20/2023 500 515
Verizon Owner Trust 2019-B
2.33%, 12 /20/2023 500 513
Verizon Owner Trust 2019-C
1.94%, 04 /22/2024 500 513
Verizon Owner Trust 2020-A
1.85%, 07 /22/2024 300 308
Volvo Financial Equipment LLC Series 2018-1
2.76%, 10 /17/2022
(e)
100 101
Volvo Financial Equipment LLC Series 2019-1
3.00%, 03 /15/2023
(e)
300 306
Volvo Financial Equipment LLC Series 2019-2
2.02%, 08 /15/2022
(e)
250 252
VSE 2018-A VOI Mortgage LLC
3.56%, 02 /20/2036
(e)
160 164
$ 8,054

Schedule of Investments
Short-Term Income Account
June 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals - 2.69%
AbbVie Inc
2.15%, 11 /19/2021
(e)
$ 500 $ 510
2.30%, 05 /14/2021 200 204
Bayer US Finance II LLC
3.88%, 12 /15/2023
(e)
200 219
Bristol-Myers Squibb Co
2.90%, 07 /26/2024
(e)
150 162
3.25%, 08 /15/2022
(e)
250 264
3.63%, 05 /15/2024
(e)
350 385
Cigna Corp
3.40%, 09 /17/2021 389 402
CVS Health Corp
2.63%, 08 /15/2024 250 267
3.35%, 03 /09/2021 300 306
Mead Johnson Nutrition Co
3.00%, 11 /15/2020 250 252
Merck & Co Inc
0.75%, 02 /24/2026 200 200
Novartis Capital Corp
1.75%, 02 /14/2025 300 314
Pfizer Inc
2.80%, 03 /11/2022 250 260
$ 3,745
Pipelines - 2.03%
Buckeye Partners LP
4.15%, 07 /01/2023 400 389
Enterprise Products Operating LLC
3.50%, 02 /01/2022 500 521
Florida Gas Transmission Co LLC
3.88%, 07 /15/2022
(e)
250 261
Kinder Morgan Inc
2.50%, 01 /15/2023 500 500
3 Month USD LIBOR + 1.28%
ONEOK Partners LP
5.00%, 09 /15/2023 325 351
Southeast Supply Header LLC
4.25%, 06 /15/2024
(e)
200 199
TransCanada PipeLines Ltd
2.60%, 05 /15/2067 900 609
3 Month USD LIBOR + 2.21%
$ 2,830
REITs - 1.87%
Alexandria Real Estate Equities Inc
3.90%, 06 /15/2023 250 271
American Tower Corp
2.40%, 03 /15/2025 200 211
American Tower Trust #1
3.07%, 03 /15/2048
(e)
225 230
Crown Castle International Corp
1.35%, 07 /15/2025 250 252
CubeSmart LP
4.38%, 12 /15/2023 92 100
Healthcare Realty Trust Inc
3.75%, 04 /15/2023 365 380
Omega Healthcare Investors Inc
4.95%, 04 /01/2024 250 263
SBA Tower Trust
2.88%, 07 /15/2046
(e)
150 150
3.17%, 04 /09/2047
(e)
400 404
Ventas Realty LP
3.50%, 04 /15/2024 198 206
Welltower Inc
3.75%, 03 /15/2023 134 142
$ 2,609
Retail - 0.47%
McDonald's Corp
2.75%, 12 /09/2020 500 504
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Walmart Inc
1.90%, 12 /15/2020 $ 150 $ 151
$ 655
Savings & Loans - 0.00%
Washington Mutual Bank / Henderson NV
0.00%, 01 /15/2013
(d)
200 —
Semiconductors - 1.14%
Broadcom Inc
2.25%, 11 /15/2023
(e)
150 155
4.70%, 04 /15/2025
(e)
200 225
Microchip Technology Inc
4.33%, 06 /01/2023 200 216
Micron Technology Inc
2.50%, 04 /24/2023 300 312
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05 /01/2025
(e)
200 210
3.15%, 05 /01/2027
(e)
200 212
QUALCOMM Inc
2.60%, 01 /30/2023 250 262
$ 1,592
Software - 0.51%
Intuit Inc
0.65%, 07 /15/2023 200 200
Oracle Corp
1.90%, 09 /15/2021 200 204
VMware Inc
2.95%, 08 /21/2022 300 310
$ 714
Student Loan Asset Backed Securities - 4.20%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09 /25/2045
(e)
215 223
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02 /25/2046
(e)
284 295
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01 /25/2047
(e)
420 436
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08 /25/2050
(e)
200 202
Keycorp Student Loan Trust 2000-b
1.30%, 07 /25/2029 260 257
1.00 x 3 Month USD LIBOR + 0.31%
KeyCorp Student Loan Trust 2003-A
1.52%, 01 /25/2037 649 643
1.00 x 3 Month USD LIBOR + 0.53%
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10 /25/2048
(e)
52 52
Navient Private Education Refi Loan Trust
2018-C
3.01%, 06 /16/2042
(e)
18 18
Navient Private Education Refi Loan Trust
2018-D
0.48%, 12 /15/2059
(e)
36 36
1.00 x 1 Month USD LIBOR + 0.30%
Navient Private Education Refi Loan Trust
2019-A
3.03%, 01 /15/2043
(e)
9 9
3.42%, 01 /15/2043
(e)
100 102
Navient Private Education Refi Loan Trust
2019-C
2.82%, 02 /15/2068
(e)
174 175
Navient Private Education Refi Loan Trust
2019-D
0.58%, 12 /15/2059
(e)
71 71
1.00 x 1 Month USD LIBOR + 0.40%
Navient Private Education Refi Loan Trust 2019-E
2.39%, 05 /15/2068
(e)
120 121
Navient Private Education Refi Loan Trust 2019-F
2.18%, 08 /15/2068
(e)
137 138

Schedule of Investments
Short-Term Income Account
June 30, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Navient Private Education Refi Loan Trust
2019-G
2.40%, 10 /15/2068
(e)
$ 352 $ 359
Navient Private Education Refi Loan Trust
2020-A
0.53%, 11 /15/2068
(e)
142 142
1.00 x 1 Month USD LIBOR + 0.35%
Navient Private Education Refi Loan Trust
2020-B
1.80%, 01 /15/2069
(e)
258 258
Navient Private Education Refi Loan Trust
2020-D
1.69%, 05 /15/2069
(e)
450 452
Navient Student Loan Trust 2018-EA
3.43%, 12 /15/2059
(e)
155 156
Navient Student Loan Trust 2019-B
0.58%, 12 /15/2059
(e)
78 78
1.00 x 1 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-A
0.71%, 06 /15/2033 98 95
1.00 x 3 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-B
0.64%, 03 /15/2024 260 256
1.00 x 3 Month USD LIBOR + 0.33%
SLM Private Credit Student Loan Trust 2006-A
0.60%, 06 /15/2039 636 590
1.00 x 3 Month USD LIBOR + 0.29%
SLM Private Credit Student Loan Trust 2006-B
0.51%, 12 /15/2039 252 240
1.00 x 3 Month USD LIBOR + 0.20%
SMB Private Education Loan Trust 2019-A
0.53%, 02 /16/2026
(e)
49 49
1.00 x 1 Month USD LIBOR + 0.35%
SMB Private Education Loan Trust 2019-B
0.53%, 07 /15/2026
(e)
95 95
1.00 x 1 Month USD LIBOR + 0.35%
SMB Private Education Loan Trust 2020-A
0.48%, 03 /15/2027
(e)
300 298
1.00 x 1 Month USD LIBOR + 0.30%
$ 5,846
Telecommunications - 2.30%
AT&T Inc
1.10%, 06 /01/2021 300 301
3 Month USD LIBOR + 0.75%
1.31%, 02 /15/2023 250 249
3 Month USD LIBOR + 0.89%
2.30%, 06 /01/2027 300 311
3.60%, 02 /17/2023 200 215
Cisco Systems Inc
2.20%, 02 /28/2021 250 253
Crown Castle Towers LLC
3.22%, 05 /15/2022
(e)
322 327
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
3.36%, 03 /20/2023
(e)
234 237
4.74%, 03 /20/2025
(e)
950 1,031
Vodafone Group PLC
3.75%, 01 /16/2024 250 273
$ 3,197
Transportation - 0.30%
Ryder System Inc
2.25%, 09 /01/2021 200 203
3.75%, 06 /09/2023 200 213
$ 416
Trucking & Leasing - 0.15%
Penske Truck Leasing Co Lp / PTL Finance Corp
3.45%, 07 /01/2024
(e)
200 212
TOTAL BONDS $ 120,948
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 9.68%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0.01%
3.84%, 09 /01/2035 $ 10 $ 10
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.25%
Federal National Mortgage Association (FNMA) - 0.06%
2.97%, 04 /01/2033 19 19
1.00 x 6 Month USD LIBOR + 1.51%
3.61%, 08 /01/2034 6 6
1.00 x 12 Month USD LIBOR + 1.63%
3.64%, 12 /01/2032 4 4
1.00 x 12 Month USD LIBOR + 1.64%
3.75%, 01 /01/2035 6 6
1.00 x 12 Month USD LIBOR + 1.75%
3.79%, 02 /01/2037 16 17
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.13%
3.95%, 02 /01/2035 3 3
1.00 x 6 Month USD LIBOR + 2.07%
4.04%, 11 /01/2032 2 2
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.29%
4.12%, 12 /01/2033 11 11
1.00 x 6 Month USD LIBOR + 2.25%
4.28%, 07 /01/2034 9 9
1.00 x 12 Month USD LIBOR + 1.64%
8.00%, 05 /01/2027 4 4
$ 81
U.S. Treasury - 6.67%
1.50%, 11 /30/2021 1,900 1,936
1.50%, 10 /31/2024 250 264
1.63%, 06 /30/2021 2,000 2,029
1.63%, 08 /31/2022 1,700 1,753
1.75%, 07 /31/2021 3,250 3,305
$ 9,287
U.S. Treasury Bill - 2.94%
0.13%, 09 /10/2020
(l)
1,000 1,000
0.13%, 10 /15/2020
(l)
500 500
0.13%, 11 /05/2020
(l)
600 599
0.14%, 08 /27/2020
(l)
500 500
0.14%, 11 /19/2020
(l)
500 500
0.15%, 01 /28/2021
(l)
500 499
0.16%, 10 /01/2020
(l)
500 500
$ 4,098
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 13,476
Total Investments $ 138,183
Other Assets and Liabilities -  0.74% 1,025
TOTAL NET ASSETS - 100.00% $ 139,208
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,594 or
1.15% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $39,207 or 28.16% of net assets.
(f) Security purchased on a when-issued basis.
(g) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(h) Security or a portion of the security was on loan at the end of the period.
( i ) Security is an Interest Only Strip.

Schedule of Investments
Short-Term Income Account
June 30, 2020 (unaudited)
See accompanying notes.

(j) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(k) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $305 or 0.22%
of net assets.
(l) Rate shown is the discount rate of the original purchase.
Portfolio Summary  ( unaudited)
Sector Percent
Financial 27.46%
Asset Backed Securities 17.73%
Government 17.48%
Mortgage Securities 7.14%
Consumer, Non-cyclical 5.50%
Utilities 5.39%
Energy 3.70%
Communications 3.18%
Industrial 2.98%
Money Market Funds 2.70%
Technology 2.37%
Basic Materials 1.89%
Consumer, Cyclical 1.74%
Other Assets and Liabilities
0.74%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales June 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 4,444 $ 44,323 $ 46,602 $ 2,165
$ 4,444 $ 44,323 $ 46,602 $ 2,165
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 12 $ — $ — $ —
$ 12 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap Account
June 30, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4.47% Shares Held Value (000's)
Money Market Funds - 4.47%
BlackRock Liquidity FedFund - Institutional
Class 0.09%
(a),(b)
2,274,513 $ 2,274
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
5,059,021 5,059
$ 7,333
TOTAL INVESTMENT COMPANIES $ 7,333
COMMON STOCKS - 100.05% Shares Held Value (000's)
Aerospace & Defense - 0.92%
Aerojet Rocketdyne Holdings Inc
(d)
38,000 $ 1,506
Agriculture - 1.53%
Darling Ingredients Inc
(d)
102,000 2,511
Automobile Parts & Equipment - 0.76%
Modine Manufacturing Co
(d)
54,300 300
Visteon Corp
(d)
13,900 952
$ 1,252
Banks - 6.25%
BancFirst Corp 10,300 418
Cathay General Bancorp 47,000 1,236
First Foundation Inc 30,100 492
First Interstate BancSystem Inc 38,900 1,204
First Merchants Corp 33,500 924
First Midwest Bancorp Inc /IL 70,700 944
Flagstar Bancorp Inc 35,000 1,030
IBERIABANK Corp 21,500 979
Independent Bank Corp/MI 23,500 349
Lakeland Bancorp Inc 24,800 283
United Community Banks Inc /GA 79,120 1,592
WesBanco Inc 39,200 796
$ 10,247
Biotechnology - 6.40%
Acceleron Pharma Inc
(d)
14,500 1,382
ADC Therapeutics SA
(d),(e)
9,600 449
Allogene Therapeutics Inc
(d),(e)
15,700 672
Bellicum Pharmaceuticals Inc
(d),(e)
10,400 77
Bluebird Bio Inc
(d)
8,400 513
Denali Therapeutics Inc
(d)
36,400 880
FibroGen Inc
(d)
24,200 981
Immunomedics Inc
(d)
19,100 677
Insmed Inc
(d)
53,400 1,471
Iovance Biotherapeutics Inc
(d)
31,800 873
MacroGenics Inc
(d)
32,500 907
Magenta Therapeutics Inc
(d)
47,400 356
Seattle Genetics Inc
(d)
7,400 1,257
$ 10,495
Building Materials - 1.28%
Builders FirstSource Inc
(d)
71,300 1,476
JELD-WEN Holding Inc
(d)
38,300 617
$ 2,093
Chemicals - 1.09%
Cabot Corp 36,260 1,344
Koppers Holdings Inc
(d)
15,400 290
Kraton Corp
(d)
9,215 159
$ 1,793
Commercial Services - 6.38%
AMN Healthcare Services Inc
(d)
35,500 1,606
BrightView Holdings Inc
(d)
69,900 783
Brink's Co/The 25,000 1,138
FTI Consulting Inc
(d)
6,800 779
HMS Holdings Corp
(d)
72,400 2,345
ICF International Inc 16,900 1,095
K12 Inc
(d)
51,100 1,392
Medifast Inc
(e)
7,400 1,027
Nesco Holdings Inc
(d),(e)
75,600 304
$ 10,469
Computers - 5.20%
CACI International Inc
(d)
7,500 1,626
ExlService Holdings Inc
(d)
21,100 1,338
Parsons Corp
(d)
54,200 1,964
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Perspecta Inc 91,300 $ 2,121
Ping Identity Holding Corp
(d)
45,900 1,473
$ 8,522
Consumer Products - 0.90%
Central Garden & Pet Co - A Shares
(d)
43,720 1,477
Diversified Financial Services - 4.14%
Federated Hermes Inc 29,700 704
Hamilton Lane Inc 21,946 1,479
LPL Financial Holdings Inc 11,900 933
Piper Sandler Cos 20,150 1,192
PJT Partners Inc 7,859 403
Stifel Financial Corp 43,995 2,087
$ 6,798
Electric - 2.24%
PNM Resources Inc 47,580 1,829
Portland General Electric Co 44,200 1,848
$ 3,677
Electrical Components & Equipment - 1.54%
EnerSys 32,600 2,099
nLight Inc
(d)
19,190 427
$ 2,526
Electronics - 4.10%
Advanced Energy Industries Inc
(d)
29,600 2,006
Atkore International Group Inc
(d)
48,000 1,313
SYNNEX Corp 17,300 2,072
Vishay Intertechnology Inc 87,600 1,338
$ 6,729
Engineering & Construction - 2.23%
Great Lakes Dredge & Dock Corp
(d)
108,000 1,000
MasTec Inc
(d)
52,500 2,356
Tutor Perini Corp
(d)
24,798 302
$ 3,658
Entertainment - 2.43%
Eldorado Resorts Inc
(d),(e)
56,600 2,267
Golden Entertainment Inc
(d)
50,400 450
Vail Resorts Inc 7,000 1,275
$ 3,992
Environmental Control - 0.96%
Tetra Tech Inc 19,900 1,574
Food - 0.79%
Performance Food Group Co
(d)
44,618 1,300
Forest Products & Paper - 0.26%
P H Glatfelter Co 26,200 420
Gas - 1.14%
Southwest Gas Holdings Inc 27,150 1,875
Healthcare - Products - 4.02%
Adaptive Biotechnologies Corp
(d)
13,600 658
Castle Biosciences Inc
(d)
3,127 118
Natera Inc
(d)
47,277 2,357
Nevro Corp
(d)
12,600 1,505
Precision BioSciences Inc
(d)
69,000 575
RA Medical Systems Inc
(d)
62,600 31
STAAR Surgical Co
(d)
21,800 1,342
$ 6,586
Healthcare - Services - 4.58%
Addus HomeCare Corp
(d)
22,900 2,120
Encompass Health Corp 27,100 1,678
Syneos Health Inc
(d)
36,100 2,103
Teladoc Health Inc
(d)
8,400 1,603
$ 7,504
Holding Companies - Diversified - 1.17%
GS Acquisition Holdings Corp II
(d)
182,300 1,916
Home Builders - 1.26%
Taylor Morrison Home Corp
(d)
107,000 2,064
Home Furnishings - 0.61%
Purple Innovation Inc
(d)
55,334 996

Schedule of Investments
SmallCap Account
June 30, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 3.69%
Essent Group Ltd 35,600 $ 1,291
First American Financial Corp 18,100 869
Hanover Insurance Group Inc /The 18,300 1,854
Kemper Corp 21,980 1,594
NMI Holdings Inc
(d)
27,600 444
$ 6,052
Internet - 0.61%
Eventbrite Inc
(d)
77,300 663
Revolve Group Inc
(d),(e)
23,098 343
$ 1,006
Iron & Steel - 0.71%
Cleveland-Cliffs Inc
(e)
212,000 1,170
Leisure Products & Services - 1.10%
Lindblad Expeditions Holdings Inc
(d)
36,800 284
Planet Fitness Inc
(d)
25,200 1,526
$ 1,810
Lodging - 0.93%
Extended Stay America Inc 136,700 1,530
Machinery - Diversified - 0.58%
Columbus McKinnon Corp/NY 28,300 947
Media - 0.63%
World Wrestling Entertainment Inc 23,700 1,030
Metal Fabrication & Hardware - 1.85%
Advanced Drainage Systems Inc 22,858 1,129
Rexnord Corp 65,400 1,907
$ 3,036
Mining - 0.25%
Alcoa Corp
(d)
36,420 409
Miscellaneous Manufacturers - 1.40%
Hillenbrand Inc 75,600 2,046
Trinseo SA 11,100 246
$ 2,292
Oil & Gas - 1.06%
Delek US Holdings Inc 24,300 423
Parsley Energy Inc 42,000 449
PDC Energy Inc
(d)
16,400 204
Talos Energy Inc
(d)
24,500 225
WPX Energy Inc
(d)
69,800 445
$ 1,746
Oil & Gas Services - 0.69%
ChampionX Corp
(d)
39,100 382
Matrix Service Co
(d)
23,200 225
Select Energy Services Inc
(d)
106,700 523
$ 1,130
Packaging & Containers - 0.86%
Graphic Packaging Holding Co 100,400 1,405
Pharmaceuticals - 2.91%
DexCom Inc
(d)
2,700 1,095
Horizon Therapeutics Plc
(d)
35,500 1,973
Revance Therapeutics Inc
(d)
69,700 1,702
$ 4,770
REITs - 7.48%
Agree Realty Corp 32,400 2,129
Brandywine Realty Trust 152,700 1,663
Cousins Properties Inc 61,901 1,847
First Industrial Realty Trust Inc 53,900 2,072
Ladder Capital Corp 107,100 868
Pebblebrook Hotel Trust 110,420 1,508
Rexford Industrial Realty Inc 42,900 1,777
Two Harbors Investment Corp 78,640 396
$ 12,260
Retail - 4.39%
BJ's Wholesale Club Holdings Inc
(d)
67,600 2,520
Bloomin ' Brands Inc 29,400 313
Brinker International Inc 19,100 458
Caleres Inc 120,000 1,001
Carvana Co
(d)
14,100 1,695
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Children's Place Inc /The
(e)
7,100 $ 266
Ruth's Hospitality Group Inc 48,760 398
World Fuel Services Corp 21,200 546
$ 7,197
Savings & Loans - 0.56%
Sterling Bancorp/DE 78,400 919
Semiconductors - 2.25%
Entegris Inc 32,400 1,913
SiTime Corp
(d)
37,300 1,769
$ 3,682
Software - 5.68%
Aspen Technology Inc
(d)
15,600 1,616
Ceridian HCM Holding Inc
(d)
7,681 609
Cloudflare Inc
(d)
32,900 1,183
Dynatrace Inc
(d)
20,700 840
Manhattan Associates Inc
(d)
21,400 2,016
SolarWinds Corp
(d),(e)
99,288 1,754
Sprout Social Inc
(d),(e)
48,100 1,299
$ 9,317
Telecommunications - 0.24%
Switch Inc 22,200 396
TOTAL COMMON STOCKS $ 164,084
Total Investments $ 171,417
Other Assets and Liabilities -  (4.52)% (7,407)
TOTAL NET ASSETS - 100.00% $ 164,010
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $5,634 or
3.44% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 27.51%
Financial 22.12%
Industrial 15.72%
Technology 13.13%
Consumer, Cyclical 11.48%
Money Market Funds 4.47%
Utilities 3.38%
Basic Materials 2.31%
Energy 1.75%
Communications 1.48%
Diversified 1.17%
Other Assets and Liabilities
(4.52)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Account
June 30, 2020 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales June 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 10,018 $ 88,224 $ 93,183 $ 5,059
$ 10,018 $ 88,224 $ 93,183 $ 5,059
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 9 $ — $ — $ —
$ 9 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Glossary to the Schedule of Investments
June 30, 2020 (unaudited)
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
BOND MARKET INDEX ACCOUNT
Class 1 shares
2020(c) $ 10.72 $ 0.13 $ 0.52 $ 0.65 $ – $ – $ – $ 11.37
2019 10.15 0.28 0.58 0.86 (0.29) – (0.29) 10.72
2018 10.39 0.26 ( 0 .28) (0.02) (0.22) – (0.22) 10.15
2017 10.25 0.22 0.11 0.33 (0.19) – (0.19) 10.39
2016 10.20 0.19 0.05 0.24 (0.19) – (0.19) 10.25
2015 10.34 0.18 (0.17) 0.01 (0.15) – (0.15) 10.20
CORE PLUS BOND ACCOUNT
Class 1 shares
2020(c) 11.50 0.15 0.54 0.69 – – – 12.19
2019 10.81 0.34 0.72 1.06 (0.37) – (0.37) 11.50
2018 11.35 0.36 (0.52) (0.16) (0.38) – (0.38) 10.81
2017 11.15 0.35 0.18 0.53 (0.33) – (0.33) 11.35
2016 11.05 0.32 0.14 0.46 (0.36) – (0.36) 11.15
2015 11.46 0.32 (0.37) (0.05) ( 0 .36) – (0.36) 11.05
DIVERSIFIED BALANCED ACCOUNT
Class 1 shares
2020(c) 16.52 – 0.14 0.14 – – – 16.66
2019 14.87 0.36 2.34 2.70 (0.35) (0.70) (1.05) 16.52
2018 15.98 0.31 (0.78) (0.47) (0.43) (0.21) (0.64) 14.87
2017(h) 15.36 0.45 0.65 1.10 (0.26) (0.22) (0.48) 15.98
Class 2 shares
2020(c) 16.55 (0.02) 0.14 0.12 – – – 16.67
2019 14.88 0.32 2.36 2.68 (0.31) (0.70) (1.01) 16.55
2018 15.99 0.27 (0.78) (0.51) (0.39) (0.21) (0.60) 14.88
2017 14.76 0.35 1.32 1.67 (0.22) (0.22) (0.44) 15.99
2016 14.11 0.22 0.75 0.97 (0.18) (0.14) (0.32) 14.76
2015 14.39 0.19 ( 0 .17) 0.02 (0.14) (0.16) (0.30) 14.11

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment Income
to Average Net Assets
Portfolio Turnover
Rate
6.06% (d) $ 2,529,459 0.14% (e) – % 2.28% (e) 85.3% (e)
8.47 2,539,460 0.15 (f) – 2.60 93.6
(0.19) 2,213,355 0.15 (f) – 2.52 123.1
3.27 2,448,068 0.23 (f) – 2.10 108.9
2.29 2,184,608 0.25 – 1.86 118.5
0.13 1,937,655 0.25 – 1.77 154 .0
6.00 (d) 260,649 0.47 (e) – 2.64 (e) 196.0 (e)
9.81 252,874 0.47 – 2.99 152.4
(1.41) 280,760 0.47 – 3.27 127.5
4.81 293,662 0.46 – 3.08 123.5
4.09 292,436 0.46 – 2.79 155.1
(0.48) 290,032 0.46 – 2.80 177.2
0.85 (d) 38,765 0.05 (e),(g) – (0 .05) (e) 23.3 (e)
18.43 40,694 0.05 (g) 0.05 (g) 2.25 16.9
(3.14) 36,763 0.05 (g) 0.05 (g) 1.95 15.7
7.27 (d) 42,702 0.05 (e),(g) 0.05 (e),(g) 4.27 (e) 13.9 (e)
0.73 (d) 928,058 0.30 (e),(g) – (0.30) (e) 23.3 (e)
18.23 988,264 0.30 (g) 0.30 (g),(i) 1.96 16.9
(3.40) 968,449 0.30 (g) 0.30 (g),(i) 1.69 15.7
11.43 1,131,373 0.30 (g) 0.30 (g),(i) 2.27 13.9
6.90 1,099,647 0.30 (g) 0.30 (g),(i) 1.51 14.1
0.16 1,031,111 0.30 (g) 0.30 (g),(i) 1.29 14.3
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2020.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Does not include expenses of the investment companies in which the Account invests.
(h) Period from May 1, 2017 date operations commenced, through December 31, 2017.
(i) Excludes expense reimbursement from Manager.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
DIVERSIFIED BALANCED MANAGED VOLATILITY ACCOUNT
Class 2 shares
2020(c) $ 12.91 ( $ 0.02) $ 0.11 $ 0.09 $ – $ – $ – $ 13.00
2019 11.34 0.23 1.74 1.97 (0.21) (0.19) (0.40) 12.91
2018 12.25 0.19 (0.55) (0.36) (0.46) (0.09) (0.55) 11.34
2017 11.27 0.43 0.78 1.21 (0.15) (0.08) (0.23) 12.25
2016 10.72 0.16 0.53 0.69 (0.08) (0.06) (0.14) 11.27
2015 10.88 0.10 (0.09) 0.01 (0.09) (0.08) (0.17) 10.72
DIVERSIFIED BALANCED VOLATILITY CONTROL ACCOUNT
Class 2 shares
2020(c) 11.71 (0.02) (0.04) (0.06) – – – 11.65
2019 10.31 0.28 1.30 1.58 (0.09) (0.09) (0.18) 11.71
2018 10.80 0.20 (0.58) (0.38) (0.08) (0.03) (0.11) 10.31
2017(i) 10.00 0.27 0.53 0.80 – – – 10.80
DIVERSIFIED GROWTH ACCOUNT
Class 2 shares
2020(c) 18.69 (0.03) (0.20) (0.23) – – – 18.46
2019 16.29 0.34 3.06 3.40 (0.33) (0.67) (1.00) 18.69
2018 17.66 0.30 (1.03) (0.73) (0.45) (0.19) (0.64) 16.29
2017 15.93 0.43 1.79 2.22 (0.23) (0.26) (0.49) 17.66
2016 15.08 0.24 0.98 1.22 (0.19) (0.18) (0.37) 15.93
2015 15.40 0.21 (0.18) 0.03 (0.16) (0.19) (0.35) 15.08

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment Income
to Average Net Assets
Portfolio Turnover
Rate
0.70% (d) $ 170,099 0.31% (e),(f),(g) – % (0.31) % (e) 24.6% (e)
17.48 176,235 0.31 (f),(g) – 1.90 21.3
(3.20) 162,166 0.31 (f),(g) – 1.59 16.2
10.90 181,005 0.31 (f),(g) – 3.65 13.6
6.42 168,756 0.31 (f),(g) – 1.48 13.6
0.01 138,384 0.31 (f),(g) – 0.90 14.1
(0.51) (d) 157,649 0.38 (e),(f),(g) – (0.30) (e) 46.8 (e)
15.47 145,371 0.38 (f),(g) – 2.47 33.1
(3.71) (h) 66,983 0.38 (f),(g) – 1.90 99.6
8.10 (d),(h) 36,522 0.39 (e),(f),(g) – 3.36 (e) 8.0 (e)
(1.23) (d) 3,548,205 0.30 (e),(g) – (0.30) (e) 21.6 (e)
21.20 3,772,145 0.30 (g) 0.30 (g),(j) 1.89 16.0
(4.51) (h) 3,488,312 0.30 (g) 0.30 (g),(j) 1.69 15.5
14.21 (h) 3,945,713 0.30 (g) 0.30 (g),(j) 2.52 10.9
8.14 3,588,901 0.30 (g) 0.30 (g),(j) 1.53 11.1
0.17 3,201,495 0.30 (g) 0.30 (g),(j) 1.37 10.7
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2020.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Does not include expenses of the investment companies in which the Account invests.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(i) Period from March 30, 2017 date operations commenced, through December 31, 2017.
(j) Excludes expense reimbursement from Manager.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
DIVERSIFIED GROWTH MANAGED VOLATILITY ACCOUNT
Class 2 shares
2020(c) $ 13.53 ( $ 0.02) ( $ 0.14) ( $ 0.16) $ – $ – $ – $ 13.37
2019 11.61 0.23 2.09 2.32 (0.20) (0.20) (0.40) 13.53
2018 12.72 0.19 (0.66) (0.47) (0.54) (0.10) (0.64) 11.61
2017 11.46 0.52 0.99 1.51 (0.15) (0.10) (0.25) 12.72
2016 10.79 0.16 0.66 0.82 (0.07) (0.08) (0.15) 11.46
2015 10.99 0.09 (0.08) 0.01 (0.11) (0.10) (0.21) 10.79
DIVERSIFIED GROWTH VOLATILITY CONTROL ACCOUNT
Class 2 shares
2020(c) 12.00 (0.02) (0.29) (0.31) – – – 11.69
2019 10.37 0.26 1.55 1.81 (0.10) (0.08) (0.18) 12.00
2018 10.97 0.21 (0.71) (0.50) (0.07) (0.03) (0.10) 10.37
2017(h) 10.00 0.30 0.67 0.97 – – – 10.97
DIVERSIFIED INCOME ACCOUNT
Class 2 shares
2020(c) 13.82 (0.02) 0.37 0.35 – – – 14.17
2019 12.46 0.29 1.58 1.87 (0.22) (0.29) (0.51) 13.82
2018 13.12 0.22 (0.51) (0.29) (0.28) (0.09) (0.37) 12.46
2017 12.34 0.26 0.82 1.08 (0.18) (0.12) (0.30) 13.12
2016 11.87 0.19 0.47 0.66 (0.12) (0.07) (0.19) 12.34
2015 12.03 0.15 (0.12) 0.03 (0.10) (0.09) (0.19) 11.87

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment Income
to Average Net Assets
Portfolio Turnover
Rate
(1.18) % (d) $ 341,989 0.30% (e),(f),(g) – % (0.30) % (e) 22.7% (e)
20.18 353,687 0.31 (f),(g) – 1.80 18.8
(4.07) 325,228 0.30 (f),(g) – 1.53 16.3
13.34 355,062 0.30 (f),(g) – 4.30 12.5
7.56 313,672 0.30 (f),(g) – 1.49 11.7
0.06 252,611 0.30 (f),(g) – 0.82 11.5
(2.58) (d) 824,786 0.37 (e),(g) – (0.33) (e) 40.1 (e)
17.57 765,417 0.37 (f),(g) – 2.32 36.2
(4.60) 384,706 0.37 (f),(g) – 1.96 103.6
9.70 (d) 171,769 0.38 (e),(f),(g) – 3.80 (e) 0.9 (e)
2.53 (d) 285,040 0.31 (e),(g) 0.31 (e),(g),(i) (0.31) (e) 33.3 (e)
15.16 279,888 0.31 (g) 0.31 (g),(i) 2.16 25.6
(2.38) 241,331 0.30 (g) 0.30 (g),(i) 1.72 22.8
8.81 268,135 0.30 (g) 0.30 (g),(i) 2.06 21.2
5.56 254,001 0.30 (g) 0.30 (g),(i) 1.56 19.3
0.16 198,762 0.30 (g) 0.30 (g),(i) 1.25 20.1
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2020.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Does not include expenses of the investment companies in which the Account invests.
(h) Period from March 30, 2017 date operations commenced, through December 31, 2017.
(i) Excludes expense reimbursement from Manager.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
DIVERSIFIED INTERNATIONAL ACCOUNT
Class 1 shares
2020(c) $ 15 .71 $ 0 .11 ( $ 1 .54 ) ( $ 1 .43 ) $ – $ – $ – $ 14 .28
2019 13 .72 0 .28 2 .75 3 .03 ( 0 .26 ) ( 0 .78 ) ( 1 .04 ) 15 .71
2018 17 .01 0 .31 ( 3 .25 ) ( 2 .94 ) ( 0 .35 ) – ( 0 .35 ) 13 .72
2017 13 .42 0 .21 3 .67 3 .88 ( 0 .29 ) – ( 0 .29 ) 17 .01
2016 13 .68 0 .24 ( 0 .18 ) 0 .06 ( 0 .32 ) – ( 0 .32 ) 13 .42
2015 14 .08 0 .26 ( 0 .29 ) ( 0 .03 ) ( 0 .37 ) – ( 0 .37 ) 13 .68
EQUITY INCOME ACCOUNT
Class 1 shares
2020(c) 28 .19 0 .30 ( 4 .44 ) ( 4 .14 ) – – – 24 .05
2019 22 .86 0 .56 6 .00 6 .56 ( 0 .51 ) ( 0 .72 ) ( 1 .23 ) 28 .19
2018 26 .08 0 .64 ( 1 .72 ) ( 1 .08 ) ( 0 .52 ) ( 1 .62 ) ( 2 .14 ) 22 .86
2017 23 .20 0 .56 4 .14 4 .70 ( 0 .58 ) ( 1 .24 ) ( 1 .82 ) 26 .08
2016 21 .67 0 .57 2 .77 3 .34 ( 0 .64 ) ( 1 .17 ) ( 1 .81 ) 23 .20
2015 23 .12 0 .58 ( 1 .46 ) ( 0 .88 ) ( 0 .57 ) – ( 0 .57 ) 21 .67
Class 2 shares
2020(c) 27 .93 0 .27 ( 4 .40 ) ( 4 .13 ) – – – 23 .80
2019 22 .66 0 .49 5 .95 6 .44 ( 0 .45 ) ( 0 .72 ) ( 1 .17 ) 27 .93
2018 25 .87 0 .57 ( 1 .70 ) ( 1 .13 ) ( 0 .46 ) ( 1 .62 ) ( 2 .08 ) 22 .66
2017 23 .03 0 .49 4 .11 4 .60 ( 0 .52 ) ( 1 .24 ) ( 1 .76 ) 25 .87
2016 21 .52 0 .51 2 .75 3 .26 ( 0 .58 ) ( 1 .17 ) ( 1 .75 ) 23 .03
2015 22 .96 0 .52 ( 1 .45 ) ( 0 .93 ) ( 0 .51 ) – ( 0 .51 ) 21 .52
GOVERNMENT & HIGH QUALITY BOND ACCOUNT
Class 1 shares
2020(c) 9 .81 0 .06 0 .18 0 .24 – – – 10 .05
2019 9 .47 0 .22 0 .39 0 .61 ( 0 .27 ) – ( 0 .27 ) 9 .81
2018 9 .76 0 .23 ( 0 .15 ) 0 .08 ( 0 .37 ) – ( 0 .37 ) 9 .47
2017 9 .98 0 .31 ( 0 .12 ) 0 .19 ( 0 .41 ) – ( 0 .41 ) 9 .76
2016 10 .16 0 .33 ( 0 .14 ) 0 .19 ( 0 .37 ) – ( 0 .37 ) 9 .98
2015 10 .44 0 .27 ( 0 .19 ) 0 .08 ( 0 .35 ) ( 0 .01 ) ( 0 .36 ) 10 .16
INTERNATIONAL EMERGING MARKETS ACCOUNT
Class 1 shares
2020(c) 17 .13 0 .06 ( 1 .71 ) ( 1 .65 ) – – – 15 .48
2019 15 .12 0 .40 2 .20 2 .60 ( 0 .15 ) ( 0 .44 ) ( 0 .59 ) 17 .13
2018 19 .40 0 .19 ( 4 .25 ) ( 4 .06 ) ( 0 .22 ) – ( 0 .22 ) 15 .12
2017 13 .94 0 .15 5 .53 5 .68 ( 0 .22 ) – ( 0 .22 ) 19 .40
2016 12 .88 0 .14 1 .08 1 .22 ( 0 .16 ) – ( 0 .16 ) 13 .94
2015 15 .21 0 .17 ( 2 .25 ) ( 2 .08 ) ( 0 .25 ) – ( 0 .25 ) 12 .88

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
( 9 .10 ) % (d) $ 232,224 0 .92% (e) 1 .64% (e) 50 .0% (e)
22 .69 266,768 0 .93 1 .86 43 .7
( 17 .54 ) 233,612 0 .91 1 .91 59 .3
29 .06 292,975 0 .91 1 .37 42 .8
0 .36 243,997 0 .91 1 .77 56 .8
( 0 .35 ) 273,300 0 .88 1 .80 48 .2
( 14 .69 ) (d) 626,137 0 .48 (e) 2 .48 (e) 25 .3 (e)
29 .09 741,311 0 .47 2 .16 17 .9
( 5 .01 ) 636,177 0 .49 2 .47 13 .2
21 .08 572,629 0 .50 2 .26 15 .9
15 .72 525,829 0 .50 2 .54 17 .1
( 3 .93 ) 513,126 0 .49 2 .54 10 .7
( 14 .79 ) (d) 25,671 0 .73 (e) 2 .23 (e) 25 .3 (e)
28 .78 31,874 0 .72 1 .91 17 .9
( 5 .24 ) 25,207 0 .74 2 .23 13 .2
20 .77 27,469 0 .75 2 .00 15 .9
15 .43 24,197 0 .75 2 .29 17 .1
( 4 .15 ) 23,215 0 .74 2 .29 10 .7
2 .45 (d) 241,728 0 .51 (e) 1 .30 (e) 52 .3 (e)
6 .45 241,332 0 .51 2 .26 22 .5
0 .91 219,612 0 .51 2 .43 17 .4
1 .88 241,839 0 .51 3 .09 24 .3
1 .80 247,620 0 .51 3 .25 25 .8
0 .79 286,659 0 .51 2 .61 21 .9
( 9 .63 ) (d) 76,063 1 .20 (e) ,(f) 0 .78 (e) 69 .5 (e)
17 .60 89,729 1 .20 (f) 2 .46 112 .5
( 21 .02 ) 83,366 1 .35 (f) 1 .05 121 .8
40 .84 114,735 1 .35 (f) 0 .91 98 .6
9 .40 (g) 85,677 1 .40 (f) 1 .07 115 .0
( 13 .81 ) 85,434 1 .37 1 .18 97 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2020.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) During 2016, the Account experienced a significant one-time gain of approximately $0.07/share as the result of a settlement in a litigation proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
LARGECAP GROWTH ACCOUNT I
Class 1 shares
2020(c) $ 37 .64 ( $ 0 .02 ) $ 3 .99 $ 3 .97 $ – $ – $ – $ 41 .61
2019 30 .10 0 .01 10 .27 10 .28 ( 0 .02 ) ( 2 .72 ) ( 2 .74 ) 37 .64
2018 31 .18 0 .03 1 .41 1 .44 ( 0 .01 ) ( 2 .51 ) ( 2 .52 ) 30 .10
2017 24 .55 0 .01 8 .13 8 .14 ( 0 .01 ) ( 1 .50 ) ( 1 .51 ) 31 .18
2016 26 .33 0 .01 0 .34 0 .35 – ( 2 .13 ) ( 2 .13 ) 24 .55
2015 28 .70 0 .02 2 .26 2 .28 ( 0 .07 ) ( 4 .58 ) ( 4 .65 ) 26 .33
LARGECAP S&P 500 INDEX ACCOUNT
Class 1 shares
2020(c) 20 .19 0 .17 ( 0 .82 ) ( 0 .65 ) – – – 19 .54
2019 16 .39 0 .34 4 .66 5 .00 ( 0 .37 ) ( 0 .83 ) ( 1 .20 ) 20 .19
2018 18 .06 0 .36 ( 1 .06 ) ( 0 .70 ) ( 0 .32 ) ( 0 .65 ) ( 0 .97 ) 16 .39
2017 15 .44 0 .29 2 .97 3 .26 ( 0 .29 ) ( 0 .35 ) ( 0 .64 ) 18 .06
2016 14 .41 0 .29 1 .36 1 .65 ( 0 .25 ) ( 0 .37 ) ( 0 .62 ) 15 .44
2015 14 .63 0 .27 ( 0 .09 ) 0 .18 ( 0 .22 ) ( 0 .18 ) ( 0 .40 ) 14 .41
Class 2 shares
2020(c) 19 .97 0 .14 ( 0 .81 ) ( 0 .67 ) – – – 19 .30
2019 16 .24 0 .29 4 .62 4 .91 ( 0 .35 ) ( 0 .83 ) ( 1 .18 ) 19 .97
2018 17 .95 0 .32 ( 1 .07 ) ( 0 .75 ) ( 0 .31 ) ( 0 .65 ) ( 0 .96 ) 16 .24
2017 15 .38 0 .25 2 .95 3 .20 ( 0 .28 ) ( 0 .35 ) ( 0 .63 ) 17 .95
2016 14 .39 0 .26 1 .35 1 .61 ( 0 .25 ) ( 0 .37 ) ( 0 .62 ) 15 .38
2015(g) 15 .07 0 .17 ( 0 .45 ) ( 0 .28 ) ( 0 .22 ) ( 0 .18 ) ( 0 .40 ) 14 .39
LARGECAP S&P 500 MANAGED VOLATILITY INDEX ACCOUNT
Class 1 shares
2020(c) 15 .06 0 .10 ( 0 .54 ) ( 0 .44 ) – – – 14 .62
2019 12 .74 0 .23 3 .36 3 .59 ( 0 .24 ) ( 1 .03 ) ( 1 .27 ) 15 .06
2018 13 .42 0 .23 ( 0 .71 ) ( 0 .48 ) ( 0 .20 ) – ( 0 .20 ) 12 .74
2017 12 .15 0 .18 2 .11 2 .29 ( 0 .18 ) ( 0 .84 ) ( 1 .02 ) 13 .42
2016 11 .27 0 .19 0 .96 1 .15 ( 0 .12 ) ( 0 .15 ) ( 0 .27 ) 12 .15
2015 11 .22 0 .16 ( 0 .07 ) 0 .09 – ( 0 .04 ) ( 0 .04 ) 11 .27

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
10 .55% (d) $ 543,253 0 .69% (e) ,(f) ( 0 .10 ) % (e) 45 .5% (e)
34 .92 502,653 0 .71 (f) 0 .03 30 .4
3 .60 296,139 0 .74 (f) 0 .08 36 .9
33 .71 302,147 0 .75 (f) 0 .03 36 .2
1 .26 244,058 0 .76 (f) 0 .04 36 .8
7 .77 252,386 0 .76 (f) 0 .07 38 .6
( 3 .22 ) (d) 2,542,734 0 .25 (e) 1 .77 (e) 11 .9 (e)
31 .10 2,693,344 0 .25 1 .80 3 .5
( 4 .58 ) 2,378,088 0 .25 1 .94 8 .7
21 .49 2,563,986 0 .25 1 .71 3 .0
11 .59 2,262,283 0 .25 1 .96 6 .4
1 .14 2,033,459 0 .25 1 .82 6 .3
( 3 .36 ) (d) 18,753 0 .50 (e) 1 .52 (e) 11 .9 (e)
30 .82 15,834 0 .50 1 .56 3 .5
( 4 .90 ) 7,081 0 .50 1 .77 8 .7
21 .20 3,234 0 .50 1 .46 3 .0
11 .30 766 0 .50 1 .74 6 .4
( 1 .95 ) (d) 161 0 .50 (e) 1 .78 (e) 6 .3 (e)
( 2 .92 ) (d) 212,496 0 .46 (e) 1 .50 (e) 11 .1 (e)
28 .92 217,779 0 .47 1 .59 3 .8
( 3 .73 ) 205,655 0 .46 1 .64 11 .2
19 .55 222,026 0 .46 (f) 1 .40 3 .0
10 .33 198,548 0 .46 (f) 1 .63 4 .8
0 .83 161,654 0 .47 (f) 1 .46 5 .5
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2020.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Period from May 1, 2015 date operations commenced, through December 31, 2015.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
MIDCAP ACCOUNT
Class 1 shares
2020(c) $ 59 .93 $ 0 .07 ( $ 2 .99 ) ( $ 2 .92 ) $ – $ – $ – $ 57 .01
2019 48 .53 0 .43 19 .93 20 .36 ( 0 .17 ) ( 8 .79 ) ( 8 .96 ) 59 .93
2018 59 .42 0 .17 ( 2 .93 ) ( 2 .76 ) ( 0 .17 ) ( 7 .96 ) ( 8 .13 ) 48 .53
2017 50 .96 0 .19 12 .48 12 .67 ( 0 .32 ) ( 3 .89 ) ( 4 .21 ) 59 .42
2016 55 .24 0 .33 5 .30 5 .63 ( 0 .24 ) ( 9 .67 ) ( 9 .91 ) 50 .96
2015 60 .79 0 .22 1 .19 1 .41 ( 0 .32 ) ( 6 .64 ) ( 6 .96 ) 55 .24
Class 2 shares
2020(c) 59 .42 – ( 2 .97 ) ( 2 .97 ) – – – 56 .45
2019 48 .19 0 .28 19 .77 20 .05 ( 0 .03 ) ( 8 .79 ) ( 8 .82 ) 59 .42
2018 59 .05 0 .02 ( 2 .89 ) ( 2 .87 ) ( 0 .03 ) ( 7 .96 ) ( 7 .99 ) 48 .19
2017 50 .69 0 .05 12 .39 12 .44 ( 0 .19 ) ( 3 .89 ) ( 4 .08 ) 59 .05
2016 54 .97 0 .20 5 .27 5 .47 ( 0 .08 ) ( 9 .67 ) ( 9 .75 ) 50 .69
2015 60 .54 0 .07 1 .17 1 .24 ( 0 .17 ) ( 6 .64 ) ( 6 .81 ) 54 .97
PRINCIPAL CAPITAL APPRECIATION ACCOUNT
Class 1 shares
2020(c) 30 .72 0 .17 ( 1 .23 ) ( 1 .06 ) – – – 29 .66
2019 25 .86 0 .38 7 .77 8 .15 ( 0 .50 ) ( 2 .79 ) ( 3 .29 ) 30 .72
2018 28 .54 0 .44 ( 1 .19 ) ( 0 .75 ) ( 0 .34 ) ( 1 .59 ) ( 1 .93 ) 25 .86
2017 23 .94 0 .28 4 .66 4 .94 ( 0 .34 ) – ( 0 .34 ) 28 .54
2016 22 .35 0 .30 1 .73 2 .03 ( 0 .26 ) ( 0 .18 ) ( 0 .44 ) 23 .94
2015 22 .31 0 .30 0 .20 0 .50 ( 0 .06 ) ( 0 .40 ) ( 0 .46 ) 22 .35
Class 2 shares
2020(c) 30 .32 0 .13 ( 1 .21 ) ( 1 .08 ) – – – 29 .24
2019 25 .58 0 .30 7 .67 7 .97 ( 0 .44 ) ( 2 .79 ) ( 3 .23 ) 30 .32
2018 28 .25 0 .37 ( 1 .17 ) ( 0 .80 ) ( 0 .28 ) ( 1 .59 ) ( 1 .87 ) 25 .58
2017 23 .71 0 .22 4 .60 4 .82 ( 0 .28 ) – ( 0 .28 ) 28 .25
2016 22 .14 0 .24 1 .72 1 .96 ( 0 .21 ) ( 0 .18 ) ( 0 .39 ) 23 .71
2015 22 .11 0 .23 0 .21 0 .44 ( 0 .01 ) ( 0 .40 ) ( 0 .41 ) 22 .14
PRINCIPAL LIFETIME 2010 ACCOUNT
Class 1 shares
2020(c) 12 .75 0 .09 0 .12 0 .21 – – – 12 .96
2019 12 .18 0 .32 1 .37 1 .69 ( 0 .39 ) ( 0 .73 ) ( 1 .12 ) 12 .75
2018 13 .41 0 .32 ( 0 .80 ) ( 0 .48 ) ( 0 .41 ) ( 0 .34 ) ( 0 .75 ) 12 .18
2017 12 .48 0 .34 1 .07 1 .41 ( 0 .29 ) ( 0 .19 ) ( 0 .48 ) 13 .41
2016 12 .18 0 .27 0 .37 0 .64 ( 0 .27 ) ( 0 .07 ) ( 0 .34 ) 12 .48
2015 12 .60 0 .25 ( 0 .39 ) ( 0 .14 ) ( 0 .28 ) – ( 0 .28 ) 12 .18

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
( 4 .89 ) % (d) ,(e) $ 521,494 0 .55% (f) 0 .25% (f) 19 .1% (f)
43 .10 (e) 587,854 0 .55 0 .72 10 .5
( 6 .55 ) 474,365 0 .54 0 .29 24 .6
25 .51 575,104 0 .54 0 .34 13 .4
10 .37 576,634 0 .54 0 .62 13 .6
1 .64 617,437 0 .53 0 .37 26 .3
( 5 .00 ) (d) 18,947 0 .80 (f) 0 .00 (f) 19 .1 (f)
42 .72 (e) 20,808 0 .80 0 .48 10 .5
( 6 .79 ) (e) 15,710 0 .79 0 .04 24 .6
25 .19 (e) 17,792 0 .79 0 .09 13 .4
10 .11 14,985 0 .79 0 .38 13 .6
1 .37 15,243 0 .78 0 .12 26 .3
( 3 .45 ) (d) 129,880 0 .64 (f) 1 .17 (f) 50 .0 (f)
32 .49 143,227 0 .64 1 .27 29 .5
( 3 .41 ) 128,547 0 .63 1 .52 44 .9
20 .75 154,472 0 .63 1 .07 28 .5
9 .11 147,193 0 .63 1 .31 33 .7
2 .18 154,732 0 .64 1 .33 22 .1 (g)
( 3 .56 ) (d) 13,129 0 .89 (f) 0 .93 (f) 50 .0 (f)
32 .10 13,536 0 .89 1 .03 29 .5
( 3 .64 ) (e) 8,757 0 .88 1 .28 44 .9
20 .46 (e) 8,526 0 .88 0 .83 28 .5
8 .85 7,420 0 .88 1 .06 33 .7
1 .94 7,517 0 .89 1 .05 22 .1 (g)
1 .65 (d) 33,516 0 .03 (f) ,(h) 1 .44 (f) 40 .6 (f)
14 .10 31,499 0 .04 (h) 2 .51 60 .8
( 3 .87 ) 31,890 0 .02 (h) 2 .43 29 .0
11 .42 41,836 0 .01 (h) 2 .57 21 .7
5 .25 42,641 0 .02 (h) 2 .16 28 .9
( 1 .17 ) 41,132 0 .04 (h) 2 .00 24 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2020.
(d) Total return amounts have not been annualized.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Computed on an annualized basis.
(g) Portfolio turnover rate excludes approximately $1,237,000 of purchases from portfolio realignment from the acquisition of LargeCap Blend Account II.
(h) Does not include expenses of the investment companies in which the Account invests.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
PRINCIPAL LIFETIME 2020 ACCOUNT
Class 1 shares
2020(c) $ 13 .90 $ 0 .07 ( $ 0 .14 ) ( $ 0 .07 ) $ – $ – $ – $ 13 .83
2019 12 .60 0 .34 1 .90 2 .24 ( 0 .34 ) ( 0 .60 ) ( 0 .94 ) 13 .90
2018 14 .11 0 .33 ( 1 .04 ) ( 0 .71 ) ( 0 .38 ) ( 0 .42 ) ( 0 .80 ) 12 .60
2017 12 .66 0 .36 1 .52 1 .88 ( 0 .27 ) ( 0 .16 ) ( 0 .43 ) 14 .11
2016 12 .64 0 .26 0 .47 0 .73 ( 0 .25 ) ( 0 .46 ) ( 0 .71 ) 12 .66
2015 13 .77 0 .24 ( 0 .37 ) ( 0 .13 ) ( 0 .36 ) ( 0 .64 ) ( 1 .00 ) 12 .64
PRINCIPAL LIFETIME 2030 ACCOUNT
Class 1 shares
2020(c) 13 .12 0 .05 ( 0 .37 ) ( 0 .32 ) – – – 12 .80
2019 11 .58 0 .32 2 .18 2 .50 ( 0 .27 ) ( 0 .69 ) ( 0 .96 ) 13 .12
2018 13 .17 0 .29 ( 1 .15 ) ( 0 .86 ) ( 0 .32 ) ( 0 .41 ) ( 0 .73 ) 11 .58
2017 11 .45 0 .34 1 .73 2 .07 ( 0 .20 ) ( 0 .15 ) ( 0 .35 ) 13 .17
2016 11 .45 0 .22 0 .45 0 .67 ( 0 .19 ) ( 0 .48 ) ( 0 .67 ) 11 .45
2015 12 .34 0 .20 ( 0 .30 ) ( 0 .10 ) ( 0 .32 ) ( 0 .47 ) ( 0 .79 ) 11 .45
PRINCIPAL LIFETIME 2040 ACCOUNT
Class 1 shares
2020(c) 16 .22 0 .04 ( 0 .70 ) ( 0 .66 ) – – – 15 .56
2019 13 .94 0 .37 3 .01 3 .38 ( 0 .30 ) ( 0 .80 ) ( 1 .10 ) 16 .22
2018 15 .97 0 .34 ( 1 .50 ) ( 1 .16 ) ( 0 .33 ) ( 0 .54 ) ( 0 .87 ) 13 .94
2017 13 .52 0 .36 2 .41 2 .77 ( 0 .20 ) ( 0 .12 ) ( 0 .32 ) 15 .97
2016 13 .53 0 .22 0 .51 0 .73 ( 0 .20 ) ( 0 .54 ) ( 0 .74 ) 13 .52
2015 14 .50 0 .22 ( 0 .31 ) ( 0 .09 ) ( 0 .36 ) ( 0 .52 ) ( 0 .88 ) 13 .53
PRINCIPAL LIFETIME 2050 ACCOUNT
Class 1 shares
2020(c) 15 .59 0 .03 ( 0 .84 ) ( 0 .81 ) – – – 14 .78
2019 13 .37 0 .32 3 .12 3 .44 ( 0 .29 ) ( 0 .93 ) ( 1 .22 ) 15 .59
2018 15 .62 0 .31 ( 1 .53 ) ( 1 .22 ) ( 0 .33 ) ( 0 .70 ) ( 1 .03 ) 13 .37
2017 13 .06 0 .32 2 .55 2 .87 ( 0 .19 ) ( 0 .12 ) ( 0 .31 ) 15 .62
2016 13 .07 0 .21 0 .52 0 .73 ( 0 .18 ) ( 0 .56 ) ( 0 .74 ) 13 .06
2015 14 .18 0 .20 ( 0 .26 ) ( 0 .06 ) ( 0 .38 ) ( 0 .67 ) ( 1 .05 ) 13 .07

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
( 0 .50 ) % (d) $ 169,920 0 .01% (e) ,(f) 1 .12% (e) 38 .0% (e)
18 .12 190,475 0 .01 (f) 2 .47 52 .7
( 5 .40 ) 172,173 0 .01 (f) 2 .37 28 .7
15 .00 197,935 0 .00 (f) 2 .64 23 .6
5 .76 186,646 0 .01 (f) 2 .03 17 .7
( 1 .13 ) 190,987 0 .03 (f) 1 .79 27 .6
( 2 .44 ) (d) 190,041 0 .01 (e) ,(f) 0 .77 (e) 34 .3 (e)
22 .01 182,172 0 .01 (f) 2 .47 35 .8
( 7 .06 ) 140,617 0 .01 (f) 2 .21 28 .6
18 .26 152,469 0 .01 (f) 2 .77 31 .0
5 .87 123,825 0 .01 (f) 1 .89 22 .4
( 1 .05 ) 116,691 0 .04 (f) 1 .67 31 .3
( 4 .07 ) (d) 84,834 0 .01 (e) ,(f) 0 .57 (e) 24 .2 (e)
24 .74 85,405 0 .02 (f) 2 .36 28 .8
( 7 .85 ) 62,741 0 .01 (f) 2 .17 14 .5
20 .68 63,759 0 .01 (f) 2 .43 28 .3
5 .45 49,980 0 .02 (f) 1 .68 30 .4
( 0 .85 ) 45,261 0 .04 (f) 1 .52 24 .2
( 5 .20 ) (d) 38,957 0 .03 (e) ,(f) 0 .36 (e) 17 .1 (e)
26 .39 38,881 0 .04 (f) 2 .11 24 .9
( 8 .64 ) 30,354 0 .02 (f) 2 .03 22 .6
22 .14 31,610 0 .02 (f) 2 .23 36 .5
5 .58 26,674 0 .03 (f) 1 .64 33 .1
( 0 .69 ) 23,502 0 .05 (f) 1 .46 26 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2020.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Does not include expenses of the investment companies in which the Account invests.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
PRINCIPAL LIFETIME 2060 ACCOUNT
Class 1 shares
2020(c) $ 14 .68 $ 0 .01 ( $ 0 .90 ) ( $ 0 .89 ) $ – $ – $ – $ 13 .79
2019 12 .32 0 .30 2 .99 3 .29 ( 0 .20 ) ( 0 .73 ) ( 0 .93 ) 14 .68
2018 14 .38 0 .25 ( 1 .47 ) ( 1 .22 ) ( 0 .31 ) ( 0 .53 ) ( 0 .84 ) 12 .32
2017 11 .88 0 .40 2 .29 2 .69 ( 0 .12 ) ( 0 .07 ) ( 0 .19 ) 14 .38
2016 11 .75 0 .18 0 .46 0 .64 ( 0 .13 ) ( 0 .38 ) ( 0 .51 ) 11 .88
2015 12 .19 0 .20 ( 0 .28 ) ( 0 .08 ) ( 0 .15 ) ( 0 .21 ) ( 0 .36 ) 11 .75
PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT
Class 1 shares
2020(c) 11 .92 0 .10 0 .15 0 .25 – – – 12 .17
2019 11 .30 0 .33 1 .06 1 .39 ( 0 .29 ) ( 0 .48 ) ( 0 .77 ) 11 .92
2018 12 .11 0 .31 ( 0 .66 ) ( 0 .35 ) ( 0 .33 ) ( 0 .13 ) ( 0 .46 ) 11 .30
2017 11 .40 0 .30 0 .69 0 .99 ( 0 .28 ) – ( 0 .28 ) 12 .11
2016 11 .15 0 .26 0 .27 0 .53 ( 0 .28 ) – ( 0 .28 ) 11 .40
2015 11 .51 0 .25 ( 0 .35 ) ( 0 .10 ) ( 0 .26 ) – ( 0 .26 ) 11 .15
REAL ESTATE SECURITIES ACCOUNT
Class 1 shares
2020(c) 21 .50 0 .17 ( 3 .14 ) ( 2 .97 ) – – – 18 .53
2019 17 .86 0 .34 5 .18 5 .52 ( 0 .40 ) ( 1 .48 ) ( 1 .88 ) 21 .50
2018 20 .62 0 .37 ( 1 .09 ) ( 0 .72 ) ( 0 .37 ) ( 1 .67 ) ( 2 .04 ) 17 .86
2017 21 .30 0 .25 1 .62 1 .87 ( 0 .39 ) ( 2 .16 ) ( 2 .55 ) 20 .62
2016 22 .20 0 .31 1 .09 1 .40 ( 0 .32 ) ( 1 .98 ) ( 2 .30 ) 21 .30
2015 22 .33 0 .34 0 .57 0 .91 ( 0 .34 ) ( 0 .70 ) ( 1 .04 ) 22 .20
Class 2 shares
2020(c) 21 .56 0 .15 ( 3 .15 ) ( 3 .00 ) – – – 18 .56
2019 17 .92 0 .30 5 .18 5 .48 ( 0 .36 ) ( 1 .48 ) ( 1 .84 ) 21 .56
2018 20 .70 0 .34 ( 1 .12 ) ( 0 .78 ) ( 0 .33 ) ( 1 .67 ) ( 2 .00 ) 17 .92
2017 21 .36 0 .19 1 .64 1 .83 ( 0 .33 ) ( 2 .16 ) ( 2 .49 ) 20 .70
2016 22 .29 0 .28 1 .06 1 .34 ( 0 .29 ) ( 1 .98 ) ( 2 .27 ) 21 .36
2015 22 .45 0 .34 0 .53 0 .87 ( 0 .33 ) ( 0 .70 ) ( 1 .03 ) 22 .29

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
( 6 .06 ) % (d) $ 8,648 0 .07% (e) ,(f) ,(g) 0 .18% (e) 50 .0% (e)
27 .24 8,131 0 .10 (f) ,(g) 2 .15 38 .6
( 9 .25 ) 4,649 0 .10 (f) ,(g) 1 .71 84 .9
22 .74 5,712 0 .10 (f) ,(g) 2 .98 33 .1
5 .52 2,644 0 .10 (f) ,(g) 1 .55 43 .1
( 0 .75 ) 2,097 0 .13 (f) ,(g) 1 .65 30 .3
2 .10 (d) 26,943 0 .03 (e) ,(g) 1 .63 (e) 64 .0 (e)
12 .46 26,279 0 .06 (g) 2 .79 69 .0
( 3 .00 ) 20,664 0 .03 (g) 2 .61 31 .2
8 .76 24,630 0 .02 (g) 2 .56 20 .0
4 .77 24,741 0 .03 (g) 2 .29 28 .5
( 0 .95 ) 24,452 0 .05 (g) 2 .21 24 .4
( 13 .81 ) (d) 125,019 0 .83 (e) 1 .75 (e) 44 .2 (e)
31 .26 155,569 0 .88 (f) 1 .62 19 .3
( 4 .21 ) 133,429 0 .89 1 .89 17 .3
9 .19 154,615 0 .89 1 .19 19 .6
5 .85 158,760 0 .89 1 .38 31 .3
4 .21 159,292 0 .89 1 .54 22 .8
( 13 .91 ) (d) 6,090 1 .08 (e) 1 .58 (e) 44 .2 (e)
30 .94 6,361 1 .13 (f) 1 .43 19 .3
( 4 .47 ) 3,493 1 .14 1 .73 17 .3
8 .94 2,830 1 .14 0 .89 19 .6
5 .53 4,215 1 .14 1 .26 31 .3
4 .00 1,994 1 .14 1 .56 22 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2020.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Does not include expenses of the investment companies in which the Account invests.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
SAM BALANCED PORTFOLIO
Class 1 shares
2020(c) $ 15 .67 $ 0 .05 ( $ 0 .70 ) ( $ 0 .65 ) $ – $ – $ – $ 15 .02
2019 13 .90 0 .31 2 .43 2 .74 ( 0 .40 ) ( 0 .57 ) ( 0 .97 ) 15 .67
2018 15 .89 0 .36 ( 1 .07 ) ( 0 .71 ) ( 0 .50 ) ( 0 .78 ) ( 1 .28 ) 13 .90
2017 14 .44 0 .45 1 .71 2 .16 ( 0 .34 ) ( 0 .37 ) ( 0 .71 ) 15 .89
2016 14 .69 0 .30 0 .70 1 .00 ( 0 .32 ) ( 0 .93 ) ( 1 .25 ) 14 .44
2015 16 .51 0 .30 ( 0 .38 ) ( 0 .08 ) ( 0 .49 ) ( 1 .25 ) ( 1 .74 ) 14 .69
Class 2 shares
2020(c) 15 .48 0 .04 ( 0 .71 ) ( 0 .67 ) – – – 14 .81
2019 13 .74 0 .28 2 .39 2 .67 ( 0 .36 ) ( 0 .57 ) ( 0 .93 ) 15 .48
2018 15 .72 0 .32 ( 1 .06 ) ( 0 .74 ) ( 0 .46 ) ( 0 .78 ) ( 1 .24 ) 13 .74
2017 14 .30 0 .42 1 .67 2 .09 ( 0 .30 ) ( 0 .37 ) ( 0 .67 ) 15 .72
2016 14 .55 0 .27 0 .69 0 .96 ( 0 .28 ) ( 0 .93 ) ( 1 .21 ) 14 .30
2015 16 .37 0 .26 ( 0 .38 ) ( 0 .12 ) ( 0 .45 ) ( 1 .25 ) ( 1 .70 ) 14 .55
SAM CONSERVATIVE BALANCED PORTFOLIO
Class 1 shares
2020(c) 12 .19 0 .07 ( 0 .35 ) ( 0 .28 ) – – – 11 .91
2019 11 .05 0 .28 1 .45 1 .73 ( 0 .35 ) ( 0 .24 ) ( 0 .59 ) 12 .19
2018 12 .33 0 .34 ( 0 .73 ) ( 0 .39 ) ( 0 .42 ) ( 0 .47 ) ( 0 .89 ) 11 .05
2017 11 .50 0 .38 0 .92 1 .30 ( 0 .34 ) ( 0 .13 ) ( 0 .47 ) 12 .33
2016 11 .52 0 .31 0 .42 0 .73 ( 0 .30 ) ( 0 .45 ) ( 0 .75 ) 11 .50
2015 12 .60 0 .29 ( 0 .36 ) ( 0 .07 ) ( 0 .41 ) ( 0 .60 ) ( 1 .01 ) 11 .52
Class 2 shares
2020(c) 12 .03 0 .06 ( 0 .36 ) ( 0 .30 ) – – – 11 .73
2019 10 .91 0 .25 1 .43 1 .68 ( 0 .32 ) ( 0 .24 ) ( 0 .56 ) 12 .03
2018 12 .19 0 .31 ( 0 .73 ) ( 0 .42 ) ( 0 .39 ) ( 0 .47 ) ( 0 .86 ) 10 .91
2017 11 .38 0 .36 0 .89 1 .25 ( 0 .31 ) ( 0 .13 ) ( 0 .44 ) 12 .19
2016 11 .41 0 .27 0 .42 0 .69 ( 0 .27 ) ( 0 .45 ) ( 0 .72 ) 11 .38
2015 12 .48 0 .27 ( 0 .36 ) ( 0 .09 ) ( 0 .38 ) ( 0 .60 ) ( 0 .98 ) 11 .41
SAM CONSERVATIVE GROWTH PORTFOLIO
Class 1 shares
2020(c) 19 .94 0 .03 ( 1 .23 ) ( 1 .20 ) – – – 18 .74
2019 17 .16 0 .36 3 .68 4 .04 ( 0 .36 ) ( 0 .90 ) ( 1 .26 ) 19 .94
2018 19 .86 0 .35 ( 1 .51 ) ( 1 .16 ) ( 0 .56 ) ( 0 .98 ) ( 1 .54 ) 17 .16
2017 17 .22 0 .54 2 .82 3 .36 ( 0 .30 ) ( 0 .42 ) ( 0 .72 ) 19 .86
2016 17 .22 0 .30 0 .90 1 .20 ( 0 .26 ) ( 0 .94 ) ( 1 .20 ) 17 .22
2015 19 .02 0 .26 ( 0 .41 ) ( 0 .15 ) ( 0 .43 ) ( 1 .22 ) ( 1 .65 ) 17 .22
Class 2 shares
2020(c) 19 .63 0 .01 ( 1 .21 ) ( 1 .20 ) – – – 18 .43
2019 16 .92 0 .32 3 .61 3 .93 ( 0 .32 ) ( 0 .90 ) ( 1 .22 ) 19 .63
2018 19 .60 0 .31 ( 1 .50 ) ( 1 .19 ) ( 0 .51 ) ( 0 .98 ) ( 1 .49 ) 16 .92
2017 17 .01 0 .49 2 .78 3 .27 ( 0 .26 ) ( 0 .42 ) ( 0 .68 ) 19 .60
2016 17 .02 0 .25 0 .89 1 .14 ( 0 .21 ) ( 0 .94 ) ( 1 .15 ) 17 .01
2015 18 .82 0 .21 ( 0 .40 ) ( 0 .19 ) ( 0 .39 ) ( 1 .22 ) ( 1 .61 ) 17 .02

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
( 4 .15 ) % (d) $ 516,836 0 .24% (e) ,(f) 0 .74% (e) 1 .8% (e)
20 .01 574,960 0 .24 (f) ,(g) 2 .06 23 .0
( 5 .04 ) 561,162 0 .23 (f) ,(g) 2 .29 18 .2
15 .21 678,409 0 .23 (f) 2 .92 27 .4
6 .82 672,562 0 .23 (f) 2 .07 16 .5
( 0 .81 ) 732,937 0 .23 (f) 1 .88 26 .1
( 4 .33 ) (d) 116,823 0 .49 (e) ,(f) 0 .49 (e) 1 .8 (e)
19 .74 123,870 0 .49 (f) ,(g) 1 .89 23 .0
( 5 .25 ) 104,051 0 .48 (f) ,(g) 2 .10 18 .2
14 .88 110,129 0 .48 (f) 2 .77 27 .4
6 .62 97,047 0 .48 (f) 1 .88 16 .5
( 1 .08 ) 96,511 0 .48 (f) 1 .66 26 .1
( 2 .30 ) (d) 150,889 0 .24 (e) ,(f) 1 .21 (e) 7 .6 (e)
15 .88 164,095 0 .24 (f) ,(g) 2 .32 30 .8
( 3 .49 ) 154,297 0 .22 (f) ,(g) 2 .79 19 .5
11 .46 178,523 0 .23 (f) 3 .16 26 .3
6 .37 183,830 0 .23 (f) 2 .64 19 .8
( 0 .78 ) 193,585 0 .23 (f) 2 .38 28 .2
( 2 .49 ) (d) 25,933 0 .49 (e) ,(f) 0 .97 (e) 7 .6 (e)
15 .66 25,380 0 .49 (f) ,(g) 2 .15 30 .8
( 3 .75 ) 20,449 0 .47 (f) ,(g) 2 .59 19 .5
11 .14 20,541 0 .48 (f) 3 .06 26 .3
6 .08 17,477 0 .48 (f) 2 .39 19 .8
( 0 .93 ) 17,774 0 .48 (f) 2 .19 28 .2
( 6 .02 ) (d) 195,683 0 .24 (e) ,(f) 0 .33 (e) 4 .2 (e)
24 .06 213,346 0 .24 (f) ,(g) 1 .89 16 .2
( 6 .62 ) 189,654 0 .23 (f) ,(g) 1 .81 27 .0
19 .78 220,054 0 .23 (f) 2 .88 35 .1
7 .00 194,284 0 .23 (f) 1 .73 25 .5
( 1 .09 ) 193,966 0 .23 (f) 1 .40 29 .1
( 6 .11 ) (d) 132,774 0 .49 (e) ,(f) 0 .08 (e) 4 .2 (e)
23 .68 143,501 0 .49 (f) ,(g) 1 .68 16 .2
( 6 .82 ) 118,307 0 .48 (f) ,(g) 1 .60 27 .0
19 .46 127,079 0 .48 (f) 2 .68 35 .1
6 .76 108,247 0 .48 (f) 1 .49 25 .5
( 1 .34 ) 103,771 0 .48 (f) 1 .17 29 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2020.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Does not include expenses of the investment companies in which the Portfolio invests.
(g) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
SAM FLEXIBLE INCOME PORTFOLIO
Class 1 shares
2020(c) $ 12.58 $ 0.10 ( $ 0.29) ( $ 0.19) $ – $ – $ – $ 12.39
2019 11.86 0.33 1.22 1.55 (0.46) (0.37) (0.83) 12.58
2018 12.95 0.40 (0.63) (0.23) (0.53) (0.33) ( 0 .86) 11.86
2017 12.45 0.47 0.56 1.03 (0.44) (0.09) (0.53) 12.95
2016 12.27 0.42 0.44 0.86 (0.43) (0.25) (0.68) 12.45
2015 13.22 0.40 (0.56) (0.16) (0.47) (0.32) (0.79) 12.27
Class 2 shares
2020(c) 12.44 0.09 (0.29) (0.20) – – – 12.24
2019 11.74 0.31 1.19 1.50 (0.43) (0.37) (0.80) 12.44
2018 12 .83 0.38 (0.63) (0.25) (0.51) (0.33) (0.84) 11.74
2017 12.34 0.45 0.54 0.99 (0.41) (0.09) (0.50) 12.83
2016 12.17 0.38 0.44 0.82 (0.40) (0.25) (0.65) 12.34
2015 13.12 0.37 (0.56) (0.19) (0.44) (0.32) (0.76) 12.17
SAM STRATEGIC GROWTH PORTFOLIO
Class 1 shares
2020(c) 21.85 (0.01) (1.54) (1.55) – – – 20.30
2019 18.36 0.39 4.54 4.93 ( 0 .33) (1.11) (1.44) 21.85
2018 21.72 0.33 (2.01) (1.68) (0.52) (1.16) (1.68) 18.36
2017 18.54 0.51 3.54 4.05 (0.30) (0.57) (0.87) 21.72
2016 18.70 0.30 0.85 1.15 (0.28) (1.03) (1.31) 18.54
2015 21 .00 0.29 (0.56) (0.27) (0.47) (1.56) (2.03) 18.70
Class 2 shares
2020(c) 21.53 (0.03) (1.52) (1.55) – – – 19.98
2019 18.11 0.34 4.47 4.81 (0.28) (1.11) (1.39) 21.53
2018 21.46 0.28 (2.00) (1.72) (0.47) (1.16) (1.63) 18 .11
2017 18.33 0.47 3.48 3.95 (0.25) (0.57) (0.82) 21.46
2016 18.50 0.26 0.83 1.09 (0.23) (1.03) (1.26) 18.33
2015 20.80 0.24 (0.55) (0.31) (0.43) (1.56) (1.99) 18.50
SHORT-TERM INCOME ACCOUNT
Class 1 shares
2020(c) 2.57 0.03 0.03 0.06 – – – 2.63
2019 2.52 0.06 0.06 0.12 (0.07) – (0.07) 2.57
2018 2.55 0.06 (0.03) 0.03 (0.06) – (0.06) 2.52
2017 2.54 0.05 0.01 0.06 (0.05) – (0.05) 2.55
2016 2.54 0.05 – 0.05 (0.05) – (0.05) 2.54
2015 2.59 0.04 (0.02) 0.02 (0.07) – (0.07) 2.54
SMALLCAP ACCOUNT
Class 1 shares
2020(c) 15.33 0.04 (1.67) (1.63) – – – 13.70
2019 14.30 0.08 3.67 3.75 (0.06) (2.66) (2.72) 15.33
2018 17.10 0.03 (1.62) (1.59) (0.06) (1.15) (1.21) 14.30
2017 15.21 0.06 1.89 1.95 (0.06) – (0.06) 17.10
2016 13.55 0.15 2.15 2.30 (0.04) (0.60) (0.64) 15.21
2015 13.99 0.05 (0.03) 0.02 (0.01) (0.45) ( 0 .46) 13.55
Class 2 shares
2020(c) 15.26 0.02 (1.65) (1.63) – – – 13.63
2019 14.24 0.04 3.66 3 .70 (0.02) (2.66) (2.68) 15.26
2018 17.04 (0.01) (1.62) (1.63) (0.02) (1.15) (1.17) 14.24
2017 15.17 0.02 1.87 1.89 (0.02) – (0.02) 17.04
2016 13.52 0.11 2.15 2.26 (0.01) (0.60) (0.61) 15.17
2015(i) 14.49 0 .02 (0.53) (0.51) (0.01) (0.45) (0.46) 13.52

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
(1.51) % (d) $ 142,266 0.24% (e),(f) 1.71% (e) 8.4% (e)
13.25 157,922 0.24 (f) 2.65 37.4
(1.97) 157,019 0.23 (f) 3.19 19.9
8.41 194,742 0.23 (f) 3.69 29.3
7.04 196,393 0.23 (f) 3.32 17.1
(1.31) 200,828 0.23 (f) 3.05 25.2
(1.61) (d) 31,536 0.49 (e),(f) 1.46 (e) 8.4 (e)
12.97 30,663 0.49 (f) 2.46 37.4
(2.20) 25,656 0.48 (f) 3.07 19.9
8.13 23,003 0.48 (f) 3.57 29.3
6.73 20,085 0.48 (f) 3.06 17.1
(1.55) 21,108 0.48 (f) 2.85 25.2
(7.09) (d) 154,388 0.24 (e),(f) (0.07) (e) 5.9 (e)
27.44 169,489 0.24 (f),(g) 1.89 20.3
(8.60) 140,247 0.23 (f),(g) 1.56 37.8
22.22 163,861 0.23 (f) 2.50 37.7
6.15 145,083 0.23 (f) 1.61 23.4
(1.62) 142,227 0.23 (f) 1.45 37.9
(7.20) (d) 134,546 0.49 (e),(f) (0.32) (e) 5.9 (e)
27.13 145,924 0.49 (f),(g) 1.67 20.3
(8.87) 114,902 0.48 (f),(g) 1.34 37.8
21.95 126,632 0.48 (f) 2.33 37.7
5.90 103,870 0.48 (f) 1.41 23.4
(1.87) 95,775 0.48 (f) 1.19 37.9
2.33 (d) 139,208 0.51 (e),(g) 1.95 (e) 76.5 (e)
4.70 130,852 0.51 (g) 2.31 54.2
1.02 149,075 0.50 (g) 2.19 49.9
2.39 158,446 0.50 (g) 2.01 67.3
2.14 170,538 0.50 (g) 1.91 48.6
0.71 160,833 0.49 (g) 1.63 57.0
(10.63) (d) 157,935 0.84 (e) 0.54 (e) 34.4 (e)
27.40 184,434 0.84 0.53 34.7
(10.89) 163,243 0.83 0.20 45.0
12.87 208,669 0.83 0.37 64.1
17.39 209,911 0.83 1.08 57.1
(0.10) 205,344 0.83 0.33 63.3
(10.75) (d),(h) 6,075 1.09 (e) 0.30 (e) 34.4 (e)
27.12 6,829 1.09 0.28 34.7
(11.17) (h) 4,874 1.08 (0.05) 45.0
12.57 (h) 5,371 1.08 0.12 64.1
17.15 4,938 1.08 0.80 57.1
(3.76) (d) 4,523 1.08 (e) 0.13 (e) 63.3 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2020.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Does not include expenses of the investment companies in which the Portfolio invests.
(g) Reflects Manager's contractual expense limit.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(i) Period from February 17, 2015 date operations commenced, through December 31, 2015.

Shareholder Expense Example
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)

As a shareholder of Principal Variable Contracts Funds, Inc. you incur ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Variable Contracts
Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the expenses the Funds bear directly, each of the Accounts may indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher. Expenses shown below and on the following pages do not account for fees, expenses and charges of any variable insurance contract or retirement plan. If these fees had been reflected, expenses would have been higher.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ( January 1, 2020 to
June 30, 2020 ), unless otherwise noted.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each account’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the account’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Variable Contracts Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds.
Beginning Account
Value January 1, 2020
Ending
Account Value
June 30, 2020
Expenses Paid
During Period
January 1, 2020
to June 30, 2020
(a)
Annualized
Expense Ratio
Bond Market Index Account Class 1
Actual $ 1,000.00 $ 1,060.63 $ 0.72 0.14%
Hypothetical 1,000.00 1,024.17 0.70 0.14
Core Plus Bond Account Class 1
Actual 1,000.00 1,060.00 2.41 0.47
Hypothetical 1,000.00 1,022.53 2.36 0.47
Diversified Balanced Account Class 1
Actual 1,000.00 1,008.47 0.25 0.05
Hypothetical 1,000.00 1,024.61 0.25 0.05
Diversified Balanced Account Class 2
Actual 1,000.00 1,007.25 1.50 0.30
Hypothetical 1,000.00 1,023.37 1.51 0.30
Diversified Balanced Managed Volatility Account Class 2
Actual 1,000.00 1,006.97 1.55 0.31
Hypothetical 1,000.00 1,023.32 1.56 0.31
Diversified Balanced Volatility Control Account Class 2
Actual 1,000.00 994.88 1.88 0.38
Hypothetical 1,000.00 1,022.97 1.91 0.38
Diversified Growth Account Class 2
Actual 1,000.00 987.69 1.48 0.30
Hypothetical 1,000.00 1,023.37 1.51 0.30
Diversified Growth Managed Volatility Account Class 2
Actual 1,000.00 988.17 1.48 0.30
Hypothetical 1,000.00 1,023.37 1.51 0.30

Shareholder Expense Example
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)

Beginning Account
Value January 1, 2020
Ending
Account Value
June 30, 2020
Expenses Paid
During Period
January 1, 2020
to June 30, 2020
(a)
Annualized
Expense Ratio
Diversified Growth Volatility Control Account Class 2
Actual $ 1,000.00 $ 974.17 $ 1.82 0.37%
Hypothetical 1,000.00 1,023.02 1.86 0.37
Diversified Income Account Class 2
Actual 1,000.00 1,025.33 1.56 0.31
Hypothetical 1,000.00 1,023.32 1.56 0.31
Diversified International Account Class 1
Actual 1,000.00 908.98 4.37 0.92
Hypothetical 1,000.00 1,020.29 4.62 0.92
Equity Income Account Class 1
Actual 1,000.00 853.14 2.21 0.48
Hypothetical 1,000.00 1,022.48 2.41 0.48
Equity Income Account Class 2
Actual 1,000.00 852.13 3.36 0.73
Hypothetical 1,000.00 1,021.23 3.67 0.73
Government & High Quality Bond Account Class 1
Actual 1,000.00 1,024.46 2.57 0.51
Hypothetical 1,000.00 1,022.33 2.56 0.51
International Emerging Markets Account Class 1
Actual 1,000.00 903.68 5.68 1.20
Hypothetical 1,000.00 1,018.90 6.02 1.20
LargeCap Growth Account I Class 1
Actual 1,000.00 1,105.47 3.61 0.69
Hypothetical 1,000.00 1,021.43 3.47 0.69
LargeCap S&P 500 Index Account Class 1
Actual 1,000.00 967.81 1.22 0.25
Hypothetical 1,000.00 1,023.62 1.26 0.25
LargeCap S&P 500 Index Account Class 2
Actual 1,000.00 966.45 2.44 0.50
Hypothetical 1,000.00 1,022.38 2.51 0.50
LargeCap S&P 500 Managed Volatility Index
Account Class 1
Actual 1,000.00 970.78 2.25 0.46
Hypothetical 1,000.00 1,022.58 2.31 0.46
MidCap Account Class 1
Actual 1,000.00 951.12 2.67 0.55
Hypothetical 1,000.00 1,022.13 2.77 0.55
MidCap Account Class 2
Actual 1,000.00 950.02 3.88 0.80
Hypothetical 1,000.00 1,020.89 4.02 0.80
Principal Capital Appreciation Account Class 1
Actual 1,000.00 965.49 3.13 0.64
Hypothetical 1,000.00 1,021.68 3.22 0.64
Principal Capital Appreciation Account Class 2
Actual 1,000.00 964.38 4.35 0.89
Hypothetical 1,000.00 1,020.44 4.47 0.89
Principal LifeTime 2010 Account Class 1
Actual 1,000.00 1,016.47 0.15 0.03
Hypothetical 1,000.00 1,024.71 0.15 0.03
Principal LifeTime 2020 Account Class 1
Actual 1,000.00 994.96 0.05 0.01
Hypothetical 1,000.00 1,024.81 0.05 0.01

Shareholder Expense Example
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)

Beginning Account
Value January 1, 2020
Ending
Account Value
June 30, 2020
Expenses Paid
During Period
January 1, 2020
to June 30, 2020
(a)
Annualized
Expense Ratio
Principal LifeTime 2030 Account Class 1
Actual $ 1,000.00 $ 975.61 $ 0.05 0.01%
Hypothetical 1,000.00 1,024.81 0.05 0.01
Principal LifeTime 2040 Account Class 1
Actual 1,000.00 959.31 0.05 0.01
Hypothetical 1,000.00 1,024.81 0.05 0.01
Principal LifeTime 2050 Account Class 1
Actual 1,000.00 948.04 0.15 0.03
Hypothetical 1,000.00 1,024.71 0.15 0.03
Principal LifeTime 2060 Account Class 1
Actual 1,000.00 939.37 0.48 0.10
Hypothetical 1,000.00 1,024.37 0.50 0.10
Principal LifeTime Strategic Income Account Class 1
Actual 1,000.00 1,020.97 0.15 0.03
Hypothetical 1,000.00 1,024.71 0.15 0.03
Real Estate Securities Account Class 1
Actual 1,000.00 861.86 3.84 0.83
Hypothetical 1,000.00 1,020.74 4.17 0.83
Real Estate Securities Account Class 2
Actual 1,000.00 860.85 5.00 1.08
Hypothetical 1,000.00 1,019.49 5.42 1.08
SAM Balanced Portfolio Class 1
Actual 1,000.00 958.52 1.17 0.24
Hypothetical 1,000.00 1,023.67 1.21 0.24
SAM Balanced Portfolio Class 2
Actual 1,000.00 956.72 2.38 0.49
Hypothetical 1,000.00 1,022.43 2.46 0.49
SAM Conservative Balanced Portfolio Class 1
Actual 1,000.00 977.03 1.18 0.24
Hypothetical 1,000.00 1,023.67 1.21 0.24
SAM Conservative Balanced Portfolio Class 2
Actual 1,000.00 975.06 2.41 0.49
Hypothetical 1,000.00 1,022.43 2.46 0.49
SAM Conservative Growth Portfolio Class 1
Actual 1,000.00 939.82 1.16 0.24
Hypothetical 1,000.00 1,023.67 1.21 0.24
SAM Conservative Growth Portfolio Class 2
Actual 1,000.00 938.87 2.36 0.49
Hypothetical 1,000.00 1,022.43 2.46 0.49
SAM Flexible Income Portfolio Class 1
Actual 1,000.00 984.90 1.18 0.24
Hypothetical 1,000.00 1,023.67 1.21 0.24
SAM Flexible Income Portfolio Class 2
Actual 1,000.00 983.92 2.42 0.49
Hypothetical 1,000.00 1,022.43 2.46 0.49
SAM Strategic Growth Portfolio Class 1
Actual 1,000.00 929.06 1.15 0.24
Hypothetical 1,000.00 1,023.67 1.21 0.24
SAM Strategic Growth Portfolio Class 2
Actual 1,000.00 928.01 2.35 0.49
Hypothetical 1,000.00 1,022.43 2.46 0.49
Short-Term Income Account Class 1
Actual 1,000.00 1,023.35 2.57 0.51
Hypothetical 1,000.00 1,022.33 2.56 0.51

Shareholder Expense Example
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)

Beginning Account
Value January 1, 2020
Ending
Account Value
June 30, 2020
Expenses Paid
During Period
January 1, 2020
to June 30, 2020
(a)
Annualized
Expense Ratio
SmallCap Account Class 1
Actual $ 1,000.00 $ 893.67 $ 3.95 0.84%
Hypothetical 1,000.00 1,020.69 4.22 0.84
SmallCap Account Class 2
Actual 1,000.00 892.53 5.13 1.09
Hypothetical 1,000.00 1,019.44 5.47 1.09
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

FUND DIRECTORS AND OFFICERS
Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Funds, Inc., Principal Exchange-Traded Funds, and Principal Diversified Select Real Asset Fund which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.
The following directors are considered not to be “interested persons” as defined in the 1940 Act
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other Directorships
Held by Director
During Past 5 Years
Elizabeth Ballantine
Director since 2004
Member, Nominating and Governance
Committee
1948
Principal, EBA Associates 127 Durango Herald, Inc.; McClatchy
Newspapers, Inc.
Leroy T. Barnes, Jr.
Director since 2012
Member, Audit Committee
Member, Nominating and Governance
Committee
1951
Retired. 127 McClatchy Newspapers, Inc.; Frontier
Communications, Inc.; formerly, Herbalife
Ltd.
Craig Damos
Lead Independent Director since 2020
Director since 2008
Member, Nominating and Governance
Committee Member,15(c) Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC 127 None
Mark A. Grimmett
Director since 2004
Member, Audit Committee Member, 15(c)
Committee
Member, Executive Committee
1960
Formerly, Executive Vice President and CFO, Merle
Norman Cosmetics, Inc.
127 None
Fritz S. Hirsch
Director since 2005
Member, Nominating and Governance
Committee
Member, Operations Committee
Member, 15(c) Committee
1951
Formerly, CEO, MAM USA 127 MAM USA
Tao Huang
Director since 2012
Member, Operations Committee
Member, 15(c) Committee
1962
Retired. 127 Armstrong World Industries, Inc. and
Equity Lifestyle Properties, Inc.
Karen (“Karrie”) McMillan
Director since 2014
Member, Operations Committee
1961
Managing Director, Patomak Global Partners, LLC 127 None
Elizabeth A. Nickels
Director since 2015
Member, Audit Committee
1962
Retired. 127 SpartanNash; formerly: Charlotte Russe;
Follet Corporation; PetSmart; Spectrum
Health Systems
Mary M. (“Meg”) VanDeWeghe
Director since 2018
Member, Operations Committee
1959
CEO and President, Forte Consulting, Inc. 127 Denbury Resources Inc. and Helmerich
& Payne; Formerly: Brown Advisory;
B/E Aerospace; WP Carey; Nalco (and its
successor Ecolab)

The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the
Manager and Principal Life.
Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392.
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other
Directorships
Held by Director
During Past 5 Years
Timothy M. Dunbar
Chair and Director since 2019
Member, Executive Committee
1957
Director, PGI since 2018
President, Principal Global Asset Management,
PGI, Principal Life Insurance Company (“PLIC”),
Principal Financial Services, Inc. (“PFSI”), and
Principal Financial Group (“PFG”) since 2018
Chair/Executive Vice President, RobustWealth, Inc.
since 2018
Director, Post Advisory Group, LLC (“Post”) since
2018
Executive Vice President/Chief Investment Officer,
PLIC, PFSI and PFG (2014-2018)
127 None
Patrick Halter
Director since 2017
1959
Chief Executive Officer and President, PGI since
2018
Chief Operating Officer, PGI (2017-2018)
Chair, PGI since 2018
Director, PGI (2003-2018)
Director, Finisterre Capital LLP since 2018
Director, Origin Asset Management LLP since 2018
Chair, Post since 2017
Chief Executive Officer, Principal Real Estate
Investors, LLC (“PREI”) since 2005
Chair, PREI since 2004
Chair, Spectrum Asset Management, Inc. since 2017
Director, CCIP, LLC since 2017
127 None

The following table presents officers of the Funds.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Kamal Bhatia
President, Chief Executive Officer
1972
President, PFG, PFSI, and PLIC since 2019
Principal Executive Officer, OC Private Capital
(2017-2019)
Senior Vice President, OppenheimerFunds (2011-
2019)
Randy D. Bolin
Assistant Tax Counsel
Des Moines, IA 50392
1961
Vice President/Associate General Counsel, PFSI
since 2013
Vice President/Associate General Counsel, PGI
since 2016
Assistant General Counsel, PGI (2007–2016)
Vice President/Associate General Counsel, PLIC
since 2013
Tracy W. Bollin
Chief Financial Officer
Des Moines, IA 50392
1970
Managing Director, PGI since 2016
Chief Operating Officer, PMC (2015-2017)
Chief Financial Officer, PFA (2010-2015)
Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015–2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014–2017)
Chief Financial Officer, PSI (2010-2015)
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President/Treasurer, PFA since 2016
Vice President/Treasurer, PFD since 2016
Vice President/Treasurer, PGI since 2016
Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, PREI since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Prior thereto, Attorney in Private Practice
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Compliance Advisor, PMC (2013-2015)
Sara L. Reece
Vice President and Controller
Des Moines, IA 50392
1975
Director - Accounting, PLIC since 2015
Assistant Financial Controller, PLIC prior to 2015
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Interim Chief Compliance Officer (2018)
Deputy Chief Compliance Officer (2015-2018)
Deputy Chief Compliance Officer, PGI since 2017
Vice President and Chief Compliance Officer, PMC
(2015–2017)
Vice President, PSS since 2015
Britney L. Schnathorst
Assistant Counsel and Assistant
Secretary
Des Moines, IA 50392
1981
Counsel, PLIC since 2013
Adam U. Shaikh
Assistant Counsel
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PGI (2017-2018)
Counsel, PLIC since 2006
Counsel, PMC (2014-2017)
John L. Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2019
Prior thereto, Attorney in Private Practice

The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.
The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the
Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des
Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Dan L. Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President/Treasurer, PGI since 2017
Assistant Vice President/Treasury, PFA since 2013
Assistant Vice President/Treasury, PFD since 2013
Assistant Vice President/Treasury, PLIC since 2014
Assistant Vice President/Treasury, PMC (2013-
2017)
Assistant Vice President/Treasury, PSI since 2013
Assistant Vice President/Treasury, PSS since 2013
Beth C. Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC
Clint L. Woods
Counsel, Vice President, and
Assistant Secretary
Des Moines, IA 50392
1961
Of Counsel (2017-2018)
Vice President (2016-2017)
Counsel (2015-2017)
Vice President, PLIC since 2015
Associate General Counsel, Governance Officer, and
Assistant Corporate Secretary, PLIC since 2013
Jared Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI since 2017
Counsel, PLIC since 2015
Senior Attorney, Transamerica Life Insurance
Company (2013-2015)

The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectus dated May 1, 2020 and as supplemented, and the Statement of Additional
Information dated May 1, 2020 and as supplemented. These documents may be obtained free of charge by writing Principal Funds,
Inc., P.O. Box 8024, Boston, MA 02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.
com/prospectuses-pvc.
PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission as of March 31 and September 30 each year as a part of Form N-PORT. The Fund’s Form N-PORT can be reviewed and copied at the Commission’s Public Reference Room in
Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
Management has evaluated events and transactions that have occurred The Board of Directors of Principal Funds, Inc. (the “Board”) met on
March 10, 2020 to review the liquidity risk management program (the “Program”) applicable to all series of the Principal Variable Contracts
Funds, Inc., (each, a “Fund”), pursuant to Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) for the period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). At the meeting, the committee designated by the
Board to administer the Program, the Liquidity Risk Management Committee (the “Committee”), addressed the operation, adequacy and effectiveness of the Program, the operation of each Fund’s highly liquid investment minimum, where applicable, and any material changes made to the Program during the Reporting Period.
The Committee noted key factors it considered when assessing, managing and reviewing each Fund’s liquidity risk. Such factors included each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including (a) whether the Fund’s investment strategy is appropriate for an open-end fund, (b) the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and (c) the use of borrowings for investment purposes and use of leveraged derivatives and financial commitment obligations; short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and each Fund’s shareholder ownership concentration.
There were no material changes to the Program during the Reporting Period. The Committee concluded, based on the operation of the functions as described in the Report that the Program is operating as intended and is effective in implementing the requirements of the
Liquidity Rule.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Variable Contracts Funds, Inc. (“PVC”) approved an Amended and Restated Subadvisory Agreement (the “Subadvisory Agreement”) between Principal Global Investors, LLC (the “Manager”) and T.
Rowe Price Associates, Inc. (the “Subadvisor”) related to the LargeCap Growth Account I. in connection with a proposal to change the methodology for calculating the subadvisory fee and to amend the subadvisory fee schedule to reduce the effective subadvisory fee rate payable at certain asset levels.
Approval of Amended and Restated Subadvisory Agreement LargeCap Growth Account I
On June 8, 2020, the Board considered for the LargeCap Growth Account I (the “Account”) the approval of an amended fee schedule under the subadvisory agreement between the Manager and the Subadvisor with respect to the Account, which would result in a reduction of the effective subadvisory rate payable at certain asset levels.
The Board reviewed materials received from the Manager regarding the proposed amendment to the Subadvisory Agreement and noted that because the subadvisory fee was paid by the Manager, the amendment would not change the management fee rate paid by the Account. The
Board considered the Manager’s representation that the amendment would not reduce the quality or quantity of the services the Subadvisor provides to the Account and that the Subadvisor’s obligations under the Subadvisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Subadvisory Agreement other than to the methodology for calculating the subadvisory fee and the subadvisory fee schedule.
The Board considered that they had last approved the Subadvisory Agreement for the Account during the annual contract renewal process that concluded at the Board of Directors’ September 2019 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Subadvisor under the Subadvisory Agreement and had concluded, based upon the information provided, that the terms of the Subadvisory Agreement were reasonable and that approval of the Subadvisory
Agreement was in the best interests of the Account.
Based upon all of the information considered, the Board concluded that it was in the best interests of the Account to approve the amended
Subadvisory Agreement and, accordingly, recommended to the Board of Directors the approval of the amended Subadvisory Agreement.

principalfunds.com
This report must be preceded or accompanied by a current prospectus for the Principal Variable
Contracts Funds, Inc.
Principal, Principal and symbol design, and Principal Financial Group are registered trademarks and services marks of Principal Financial Services, Inc., a Principal Financial Group company.
© 2020 Principal Financial Services, Inc. | MM1291-25 | 06/2020 | 873095

Principal Variable Contracts Funds, Inc.
Semiannual Report
June 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary.
Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-247-
9988 if you have a life insurance policy or 1-800-852-4450 if you have an annuity. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Financial Statements 1
Notes to Financial Statements 19
Schedules of Investments 38
Financial Highlights (Includes performance information) 96
Shareholder Expense Example 112
Supplemental Information 114

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)
1
See accompanying notes.
Amounts in thousands, except per share amounts
Core Plus Bond
Account
Diversified
International Account Equity Income Account
Investment in securities--at cost ..........................................................
$ 269,645 $ 201,823 $ 431,356
Investment in affiliated securities--at cost ................................................
$ 7,169 $ 623 $ 13,745
Foreign currency--at cost ..................................................................
$ – $ 42 $ –
Assets
Investment in securities--at value  .......................................................... $ 281,305
(a)
$ 234,215
(a)
$ 636,748
Investment in affiliated securities--at value ................................................. 7,169 623 13,745
Foreign currency--at value .................................................................. – 41 –
Cash ......................................................................................... 1 – –
Deposits with counterparty .................................................................. 8 – –
Receivables:
Dividends and interest ................................................................. 1,666 840 1,587
Fund shares sold ....................................................................... 2,015 145 224
Investment securities sold ............................................................. 1,445 494 12,842
Variation margin on futures ........................................................... 2 – –
Total Assets   293,611 236,358 665,146
Liabilities
Accrued management and investment advisory fees ........................................ 97 162 259
Accrued distribution fees .................................................................... – – 5
Accrued directors' expenses ................................................................. 1 3 6
Accrued other expenses ..................................................................... 3 45 20
Cash overdraft ............................................................................... – – 1
Payables:
Fund shares redeemed ................................................................. 18 268 317
Investment securities purchased ...................................................... 31,699 577 12,730
Variation margin on futures ........................................................... 11 – –
Variation margin on swaps ............................................................ 10 – –
Collateral obligation on securities loaned, at value ......................................... 1,123 3,079 –
Total Liabilities   32,962 4,134 13,338
Net Assets Applicable to Outstanding Shares ............................................
$ 260,649 $ 232,224 $ 651,808
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 234,638 $ 202,301 $ 401,254
Total distributable earnings (accumulated loss) ............................................. 26,011 29,923 250,554
Total Net Assets
$ 260,649 $ 232,224 $ 651,808
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 400,000 300,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 260,649 $ 232,224 $ 626,137
Shares issued and outstanding ........................................................ 21,379 16,264 26,031
Net Asset Value per share .............................................................
$ 12.19 $ 14.28 $ 24.05
Class 2 : Net Assets .......................................................................... N/A N/A $ 25,671
Shares issued and outstanding ........................................................ 1,079
Net Asset Value per share .............................................................
$ 23.80
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)
2
See accompanying notes.
Amounts in thousands, except per share amounts
Government & High
Quality Bond Account
LargeCap Growth
Account I MidCap Account
Investment in securities--at cost ..........................................................
$ 226,217 $ 340,950 $ 368,426
Investment in affiliated securities--at cost ................................................
$ 20,544 $ 11,023 $ 923
Assets
Investment in securities--at value  .......................................................... $ 231,981 $ 534,821
(a)
$ 541,269
(a)
Investment in affiliated securities--at value ................................................. 20,544 11,032 923
Cash ......................................................................................... – 2 328
Deposits with counterparty .................................................................. 209 336 –
Receivables:
Dividends and interest ................................................................. 704 117 94
Expense reimbursement from Manager ............................................... – 5 –
Fund shares sold ....................................................................... 1,084 158 5
Investment securities sold ............................................................. 3,121 351 918
Variation margin on futures ........................................................... 19 51 –
Total Assets   257,662 546,873 543,537
Liabilities
Accrued management and investment advisory fees ........................................ 99 306 245
Accrued distribution fees .................................................................... – – 4
Accrued directors' expenses ................................................................. 3 2 5
Accrued other expenses ..................................................................... 7 9 9
Payables:
Fund shares redeemed ................................................................. 107 670 2,365
Investment securities purchased ...................................................... 15,718 501 271
Collateral obligation on securities loaned, at value ......................................... – 2,132 197
Total Liabilities   15,934 3,620 3,096
Net Assets Applicable to Outstanding Shares ............................................
$ 241,728 $ 543,253 $ 540,441
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 237,877 $ 293,035 $ 281,785
Total distributable earnings (accumulated loss) ............................................. 3,851 250,218 258,656
Total Net Assets
$ 241,728 $ 543,253 $ 540,441
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 200,000 105,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 241,728 $ 543,253 $ 521,494
Shares issued and outstanding ........................................................ 24,060 13,056 9,148
Net Asset Value per share .............................................................
$ 10.05 $ 41.61 $ 57.01
Class 2 : Net Assets .......................................................................... N/A N/A $ 18,947
Shares issued and outstanding ........................................................ 336
Net Asset Value per share .............................................................
$ 56.45
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)
3
See accompanying notes.
Amounts in thousands, except per share amounts
Principal Capital
Appreciation Account
Real Estate Securities
Account
SAM Balanced
Portfolio
Investment in securities--at cost ..........................................................
$ 75,831 $ 113,023 $ –
Investment in affiliated securities--at cost ................................................
$ 2,159 $ 42 $ 532,703
Assets
Investment in securities--at value  .......................................................... $ 141,675 $ 130,434 $ –
Investment in affiliated securities--at value ................................................. 2,159 42 633,815
Receivables:
Dividends and interest ................................................................. 117 491 272
Fund shares sold ....................................................................... – 60 75
Investment securities sold ............................................................. 175 220 492
Total Assets   144,126 131,247 634,654
Liabilities
Accrued management and investment advisory fees ........................................ 74 91 121
Accrued distribution fees .................................................................... 3 1 24
Accrued directors' expenses ................................................................. 3 3 4
Accrued professional fees ................................................................... – 8 –
Accrued other expenses ..................................................................... 9 – 8
Payables:
Fund shares redeemed ................................................................. 987 35 567
Investment securities purchased ...................................................... 41 – 271
Total Liabilities   1,117 138 995
Net Assets Applicable to Outstanding Shares ............................................
$ 143,009 $ 131,109 $ 633,659
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 68,688 $ 98,513 $ 496,573
Total distributable earnings (accumulated loss) ............................................. 74,321 32,596 137,086
Total Net Assets
$ 143,009 $ 131,109 $ 633,659
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 300,000 300,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 129,880 $ 125,019 $ 516,836
Shares issued and outstanding ........................................................ 4,378 6,748 34,413
Net Asset Value per share .............................................................
$ 29.66 $ 18.53 $ 15.02
Class 2 : Net Assets .......................................................................... $ 13,129 $ 6,090 $ 116,823
Shares issued and outstanding ........................................................ 449 328 7,888
Net Asset Value per share .............................................................
$ 29.24 $ 18.56 $ 14.81

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)
4
See accompanying notes.
Amounts in thousands, except per share amounts
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
SAM Flexible Income
Portfolio
Investment in affiliated securities--at cost ................................................
$ 158,707 $ 280,559 $ 162,045
Assets
Investment in affiliated securities--at value ................................................. $ 176,871 $ 328,557 $ 173,850
Receivables:
Dividends and interest ................................................................. 113 53 153
Fund shares sold ....................................................................... 157 4 19
Investment securities sold ............................................................. – 112 163
Total Assets   177,141 328,726 174,185
Liabilities
Accrued management and investment advisory fees ........................................ 34 62 33
Accrued distribution fees .................................................................... 5 27 7
Accrued directors' expenses ................................................................. 2 3 2
Accrued other expenses ..................................................................... 7 8 7
Payables:
Fund shares redeemed ................................................................. 45 116 182
Investment securities purchased ...................................................... 226 53 152
Total Liabilities   319 269 383
Net Assets Applicable to Outstanding Shares ............................................
$ 176,822 $ 328,457 $ 173,802
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 151,429 $ 269,980 $ 153,278
Total distributable earnings (accumulated loss) ............................................. 25,393 58,477 20,524
Total Net Assets
$ 176,822 $ 328,457 $ 173,802
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 200,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 150,889 $ 195,683 $ 142,266
Shares issued and outstanding ........................................................ 12,670 10,441 11,481
Net Asset Value per share .............................................................
$ 11.91 $ 18.74 $ 12.39
Class 2 : Net Assets .......................................................................... $ 25,933 $ 132,774 $ 31,536
Shares issued and outstanding ........................................................ 2,210 7,204 2,576
Net Asset Value per share .............................................................
$ 11.73 $ 18.43 $ 12.24

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)
5
See accompanying notes.
Amounts in thousands, except per share amounts
SAM Strategic Growth
Portfolio
Short-Term Income
Account SmallCap Account
Investment in securities--at cost ..........................................................
$ – $ 132,781 $ 161,446
Investment in affiliated securities--at cost ................................................
$ 259,499 $ 2,165 $ 5,059
Assets
Investment in securities--at value  .......................................................... $ – $ 136,018
(a)
$ 166,358
(a)
Investment in affiliated securities--at value ................................................. 289,027 2,165 5,059
Receivables:
Dividends and interest ................................................................. – 617 198
Expense reimbursement from Manager ............................................... – 1 –
Fund shares sold ....................................................................... 6 3,083 15
Investment securities sold ............................................................. 92 – 1,441
Total Assets   289,125 141,884 173,071
Liabilities
Accrued management and investment advisory fees ........................................ 55 55 113
Accrued distribution fees .................................................................... 28 – 1
Accrued directors' expenses ................................................................. 3 2 3
Accrued other expenses ..................................................................... 7 8 9
Payables:
Fund shares redeemed ................................................................. 98 54 1,255
Investment securities purchased ...................................................... – 963 2,046
Collateral obligation on securities loaned, at value ......................................... – 1,594 5,634
Total Liabilities   191 2,676 9,061
Net Assets Applicable to Outstanding Shares ............................................
$ 288,934 $ 139,208 $ 164,010
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 249,583 $ 131,799 $ 145,550
Total distributable earnings (accumulated loss) ............................................. 39,351 7,409 18,460
Total Net Assets
$ 288,934 $ 139,208 $ 164,010
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 400,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 154,388 $ 139,208 $ 157,935
Shares issued and outstanding ........................................................ 7,608 52,905 11,525
Net Asset Value per share .............................................................
$ 20.30 $ 2.63 $ 13.70
Class 2 : Net Assets .......................................................................... $ 134,546 N/A $ 6,075
Shares issued and outstanding ........................................................ 6,734 446
Net Asset Value per share .............................................................
$ 19.98 $ 13.63
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2020 (unaudited)
6
See accompanying notes.
Amounts in thousands
Core Plus Bond
Account
Diversified
International
Account
Equity Income
Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 36 $ 8 $ 58
Dividends .................................................................................. 42 3,238 10,106
Withholding tax ........................................................................... – (297) (358)
Interest ..................................................................................... 3,853 – –
Securities lending - net .................................................................... 4 4 17
Total Income 3,935 2,953 9,823
Expenses:
Management and investment advisory fees ............................................... 580 981 1,577
Distribution fees - Class 2 ................................................................. N/A N/A 34
Custodian fees ............................................................................. 10 59 6
Directors' expenses ........................................................................ 4 4 9
Professional fees .......................................................................... 3 19 3
Total Expenses 597 1,063 1,629
Net Investment Income (Loss) 3,338 1,890 8,194
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures contracts and swap agreements
Net realized gain (loss) from:
Investment transactions ................................................................... 3,445 (7,814) (2,222)
Foreign currency transactions ............................................................. – (145) –
Futures contracts .......................................................................... 525 – –
Swap agreements .......................................................................... 2,024 – –
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ 5,573 (18,093) (117,535)
Futures contracts .......................................................................... 70 – –
Swap agreements .......................................................................... (149) – –
Translation of assets and liabilities in foreign currencies ................................. – 3 –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures contracts and swap agreements 11,488 (26,049) (119,757)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 14,826 $ (24,159) $ (111,563)

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2020 (unaudited)
7
See accompanying notes.
Amounts in thousands
Government &
High Quality Bond
Account
LargeCap Growth
Account I MidCap Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 29 $ 28 $ 3
Dividends .................................................................................. – 1,437 2,194
Withholding tax ........................................................................... – (7) (59)
Interest ..................................................................................... 2,182 – –
Securities lending - net .................................................................... 3 7 22
Total Income 2,214 1,465 2,160
Expenses:
Management and investment advisory fees ............................................... 614 1,728 1,463
Distribution fees - Class 2 ................................................................. N/A N/A 23
Custodian fees ............................................................................. 3 11 1
Directors' expenses ........................................................................ 4 6 7
Professional fees .......................................................................... 3 4 3
Other expenses ............................................................................ – – 1
Total Gross Expenses 624 1,749 1,498
Less: Reimbursement from Manager ..................................................... – 39 –
Less: Reimbursement from Manager - Class 1 ........................................... – 7 –
Total Net Expenses 624 1,703 1,498
Net Investment Income (Loss) 1,590 (238) 662
Net Realized and Unrealized Gain (Loss) on investments and futures contracts
Net realized gain (loss) from:
Investment transactions ................................................................... 591 25,619 27,200
Investment transactions in affiliated securities ............................................ – 50 –
Futures contracts .......................................................................... (813) 389 –
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ 4,657 25,307 (57,558)
Investments in affiliated securities ........................................................ – (64) –
Futures contracts .......................................................................... (214) 22 –
Net Realized and Unrealized Gain (Loss) on investments and futures contracts 4,221 51,323 (30,358)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 5,811 $ 51,085 $ (29,696)

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2020 (unaudited)
8
See accompanying notes.
Amounts in thousands
Principal Capital
Appreciation
Account
Real Estate
Securities Account
SAM Balanced
Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 11 $ 3 $ 3,113
Dividends .................................................................................. 1,266 1,807 –
Withholding tax ........................................................................... (5) – –
Securities lending - net .................................................................... 1 – –
Total Income 1,273 1,810 3,113
Expenses:
Management and investment advisory fees ............................................... 440 572 735
Distribution fees - Class 2 ................................................................. 16 8 143
Custodian fees ............................................................................. 1 1 –
Directors' expenses ........................................................................ 3 3 8
Professional fees .......................................................................... 3 3 3
Total Expenses 463 587 889
Net Investment Income (Loss) 810 1,223 2,224
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................................... (590) 3,297 2
Investment transactions in affiliated securities ............................................ – – 1,178
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ (5,711) (26,686) –
Investments in affiliated securities ........................................................ – – (33,684)
Net Realized and Unrealized Gain (Loss) on investments (6,301) (23,389) (32,504)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (5,491) $ (22,166) $ (30,280)

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2020 (unaudited)
9
See accompanying notes.
Amounts in thousands
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
SAM Flexible
Income Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 1,288 $ 915 $ 1,727
Total Income 1,288 915 1,727
Expenses:
Management and investment advisory fees ............................................... 205 373 205
Distribution fees - Class 2 ................................................................. 31 163 38
Directors' expenses ........................................................................ 3 5 3
Professional fees .......................................................................... 3 3 3
Total Expenses 242 544 249
Net Investment Income (Loss) 1,046 371 1,478
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated securities ............................................ (83) (414) 53
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities ........................................................ (6,068) (21,875) (4,903)
Net Realized and Unrealized Gain (Loss) on investments (6,151) (22,289) (4,850)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (5,105) $ (21,918) $ (3,372)

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2020 (unaudited)
10
See accompanying notes.
Amounts in thousands
SAM Strategic
Growth Portfolio
Short-Term Income
Account SmallCap Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 239 $ 12 $ 9
Dividends .................................................................................. – – 1,036
Withholding tax ........................................................................... – – (1)
Interest ..................................................................................... – 1,581 –
Securities lending - net .................................................................... – 1 70
Total Income 239 1,594 1,114
Expenses:
Management and investment advisory fees ............................................... 326 325 670
Distribution fees - Class 2 ................................................................. 164 N/A 7
Custodian fees ............................................................................. – 5 2
Directors' expenses ........................................................................ 4 3 3
Professional fees .......................................................................... 3 3 3
Total Gross Expenses 497 336 685
Less: Reimbursement from Manager - Class 1 ........................................... – 6 –
Total Net Expenses 497 330 685
Net Investment Income (Loss) (258) 1,264 429
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................................... – 411 273
Investment transactions in affiliated securities ............................................ (1,050) – –
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ – 1,631 (20,651)
Investments in affiliated securities ........................................................ (21,332) – –
Net Realized and Unrealized Gain (Loss) on investments (22,382) 2,042 (20,378)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (22,640) $ 3,306 $ (19,949)

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)
11
See accompanying notes.
Amounts in thousands Core Plus Bond Account
Diversified International
Account
Period Ended
June 30, 2020
Year Ended
December 31,
2019
(a)
Period Ended
June 30, 2020
Year Ended
December 31,
2019
(a)
Operations
Net investment income (loss) ............................................................................ $ 3,338 $ 8,756 $ 1,890 $ 4,743
Net realized gain (loss) on investments , foreign currencies , futures contracts and swap agreements ... 5,994 4,484 (7,959) 421
Change in unrealized appreciation/depreciation of investments , futures contracts and swap agreements ............................................................................................... 5,494 15,149 (18,090) 46,445
Net Increase (Decrease) in Net Assets Resulting from Operations 14,826 28,389 (24,159) 51,609
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (10,172) – (16,680)
Class 2 .............................................................................................. N/A – N/A –
Total Dividends and Distributions – (10,172) – (16,680)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 26,978 50,731 7,295 16,466
Class 2 .............................................................................................. N/A 678 N/A 282
Dollars issued in acquisition:
Class 1 .............................................................................................. N/A 13,863 N/A N/A
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 10,172 – 16,680
Dollars redeemed:
Class 1 .............................................................................................. (34,029) (120,810) (17,680) (34,685)
Class 2 .............................................................................................. N/A (1,497) N/A (2,536)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (7,051) (46,863) (10,385) (3,793)
Total Increase (Decrease) 7,775 (28,646) (34,544) 31,136
Net Assets
Beginning of period ...................................................................................... 252,874 281,520 266,768 235,632
End of period ............................................................................................
$ 260,649 $ 252,874 $ 232,224 $ 266,768
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 2,276 4,480 542 1,091
Class 2 .............................................................................................. N/A 61 N/A 19
Shares issued in acquisition:
Class 1 .............................................................................................. N/A 1,210 N/A N/A
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 891 – 1,154
Shares redeemed:
Class 1 .............................................................................................. (2,891) (10,571) (1,262) (2,292)
Class 2 .............................................................................................. N/A (132) N/A (165)
Net Increase (Decrease) ..................................................................................
(615) (4,061) (720) (193)
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)
12
See accompanying notes.
Amounts in thousands Equity Income Account
Government & High Quality
Bond Account
Period Ended
June 30, 2020
Year Ended
December 31,
2019
Period Ended
June 30, 2020
Year Ended
December 31,
2019
(a)
Operations
Net investment income (loss) ............................................................................ $ 8,194 $ 15,671 $ 1,590 $ 5,203
Net realized gain (loss) on investments and futures contracts ........................................... (2,222) 25,250 (222) 447
Change in unrealized appreciation/depreciation of investments and futures contracts .................. (117,535) 143,189 4,443 8,424
Net Increase (Decrease) in Net Assets Resulting from Operations (111,563) 184,110 5,811 14,074
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (31,963) – (6,457)
Class 2 .............................................................................................. – (1,260) N/A –
Total Dividends and Distributions – (33,223) – (6,457)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 32,111 30,924 28,920 45,780
Class 2 .............................................................................................. 1,759 2,812 N/A 109
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 31,963 – 6,457
Class 2 .............................................................................................. – 1,260 N/A –
Dollars redeemed:
Class 1 .............................................................................................. (40,422) (102,774) (34,335) (38,035)
Class 2 .............................................................................................. (3,262) (3,271) N/A (2,835)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (9,814) (39,086) (5,415) 11,476
Total Increase (Decrease) (121,377) 111,801 396 19,093
Net Assets
Beginning of period ...................................................................................... 773,185 661,384 241,332 222,239
End of period ............................................................................................
$ 651,808 $ 773,185 $ 241,728 $ 241,332
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 1,383 1,185 2,909 4,656
Class 2 .............................................................................................. 73 107 N/A 11
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 1,212 – 662
Class 2 .............................................................................................. – 48 N/A –
Shares redeemed:
Class 1 .............................................................................................. (1,647) (3,931) (3,451) (3,904)
Class 2 .............................................................................................. (134) (127) N/A (289)
Net Increase (Decrease) ..................................................................................
(325) (1,506) (542) 1,136
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)
13
See accompanying notes.
Amounts in thousands LargeCap Growth Account I MidCap Account
Period Ended
June 30, 2020
Year Ended
December 31,
2019
(a)
Period Ended
June 30, 2020
Year Ended
December 31,
2019
Operations
Net investment income (loss) ............................................................................ $ (238) $ 126 $ 662 $ 4,139
Net realized gain (loss) on investments and futures contracts ........................................... 26,058 37,349 27,200 65,028
Change in unrealized appreciation/depreciation of investments and futures contracts .................. 25,265 79,915 (57,558) 131,244
Net Increase (Decrease) in Net Assets Resulting from Operations 51,085 117,390 (29,696) 200,411
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (34,797) – (78,890)
Class 2 .............................................................................................. N/A – – (2,711)
Total Dividends and Distributions – (34,797) – (81,601)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 39,058 49,655 10,484 16,147
Class 2 .............................................................................................. N/A 1,475 904 241
Dollars issued in acquisition:
Class 1 .............................................................................................. N/A 112,835 N/A N/A
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 34,797 – 78,890
Class 2 .............................................................................................. N/A – – 2,711
Dollars redeemed:
Class 1 .............................................................................................. (49,543) (72,723) (48,216) (96,550)
Class 2 .............................................................................................. N/A (5,277) (1,697) (1,662)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (10,485) 120,762 (38,525) (223)
Total Increase (Decrease) 40,600 203,355 (68,221) 118,587
Net Assets
Beginning of period ...................................................................................... 502,653 299,298 608,662 490,075
End of period ............................................................................................
$ 543,253 $ 502,653 $ 540,441 $ 608,662
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 1,059 1,406 203 272
Class 2 .............................................................................................. N/A 42 17 4
Shares issued in acquisition:
Class 1 .............................................................................................. N/A 3,150 N/A N/A
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 1,003 – 1,395
Class 2 .............................................................................................. N/A – – 48
Shares redeemed:
Class 1 .............................................................................................. (1,357) (2,043) (863) (1,633)
Class 2 .............................................................................................. N/A (148) (31) (28)
Net Increase (Decrease) ..................................................................................
(298) 3,410 (674) 58
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)
14
See accompanying notes.
Amounts in thousands
Principal Capital Appreciation
Account Real Estate Securities Account
Period Ended
June 30, 2020
Year Ended
December 31,
2019
Period Ended
June 30, 2020
Year Ended
December 31,
2019
Operations
Net investment income (loss) ............................................................................ $ 810 $ 1,897 $ 1,223 $ 2,548
Net realized gain (loss) on investments .................................................................. (590) 9,392 3,297 10,570
Change in unrealized appreciation/depreciation of investments ......................................... (5,711) 30,626 (26,686) 28,328
Net Increase (Decrease) in Net Assets Resulting from Operations (5,491) 41,915 (22,166) 41,446
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (14,537) – (12,865)
Class 2 .............................................................................................. – (1,192) – (409)
Total Dividends and Distributions – (15,729) – (13,274)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 2,935 2,236 8,622 13,048
Class 2 .............................................................................................. 1,417 3,206 1,849 2,340
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 14,537 – 12,865
Class 2 .............................................................................................. – 1,192 – 409
Dollars redeemed:
Class 1 .............................................................................................. (11,285) (26,520) (17,940) (31,224)
Class 2 .............................................................................................. (1,330) (1,378) (1,186) (602)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (8,263) (6,727) (8,655) (3,164)
Total Increase (Decrease) (13,754) 19,459 (30,821) 25,008
Net Assets
Beginning of period ...................................................................................... 156,763 137,304 161,930 136,922
End of period ............................................................................................
$ 143,009 $ 156,763 $ 131,109 $ 161,930
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 111 77 449 621
Class 2 .............................................................................................. 49 109 93 109
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 509 – 619
Class 2 .............................................................................................. – 42 – 20
Shares redeemed:
Class 1 .............................................................................................. (395) (894) (936) (1,476)
Class 2 .............................................................................................. (46) (47) (60) (29)
Net Increase (Decrease) ..................................................................................
(281) (204) (454) (136)

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)
15
See accompanying notes.
Amounts in thousands SAM Balanced Portfolio
SAM Conservative Balanced
Portfolio
Period Ended
June 30, 2020
Year Ended
December 31,
2019
Period Ended
June 30, 2020
Year Ended
December 31,
2019
Operations
Net investment income (loss) ............................................................................ $ 2,224 $ 14,101 $ 1,046 $ 4,273
Net realized gain (loss) on investments .................................................................. 1,180 20,849 (83) 4,079
Change in unrealized appreciation/depreciation of investments ......................................... (33,684) 90,645 (6,068) 18,902
Net Increase (Decrease) in Net Assets Resulting from Operations (30,280) 125,595 (5,105) 27,254
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (34,485) – (7,836)
Class 2 .............................................................................................. – (6,978) – (1,118)
Total Dividends and Distributions – (41,463) – (8,954)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 8,582 11,207 6,413 10,371
Class 2 .............................................................................................. 6,432 12,791 2,985 3,994
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 34,485 – 7,836
Class 2 .............................................................................................. – 6,978 – 1,118
Dollars redeemed:
Class 1 .............................................................................................. (41,605) (102,578) (15,249) (24,553)
Class 2 .............................................................................................. (8,300) (13,398) (1,697) (2,337)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (34,891) (50,515) (7,548) (3,571)
Total Increase (Decrease) (65,171) 33,617 (12,653) 14,729
Net Assets
Beginning of period ...................................................................................... 698,830 665,213 189,475 174,746
End of period ............................................................................................
$ 633,659 $ 698,830 $ 176,822 $ 189,475
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 567 740 534 886
Class 2 .............................................................................................. 442 852 252 338
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 2,314 – 668
Class 2 .............................................................................................. – 474 – 96
Shares redeemed:
Class 1 .............................................................................................. (2,837) (6,736) (1,322) (2,065)
Class 2 .............................................................................................. (558) (895) (152) (199)
Net Increase (Decrease) ..................................................................................
(2,386) (3,251) (688) (276)

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)
16
See accompanying notes.
Amounts in thousands
SAM Conservative Growth
Portfolio SAM Flexible Income Portfolio
Period Ended
June 30, 2020
Year Ended
December 31,
2019
Period Ended
June 30, 2020
Year Ended
December 31,
2019
Operations
Net investment income (loss) ............................................................................ $ 371 $ 6,095 $ 1,478 $ 4,893
Net realized gain (loss) on investments .................................................................. (414) 5,613 53 4,715
Change in unrealized appreciation/depreciation of investments ......................................... (21,875) 59,644 (4,903) 13,562
Net Increase (Decrease) in Net Assets Resulting from Operations (21,918) 71,352 (3,372) 23,170
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (13,076) – (9,918)
Class 2 .............................................................................................. – (8,339) – (1,807)
Total Dividends and Distributions – (21,415) – (11,725)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 9,021 13,665 6,586 11,700
Class 2 .............................................................................................. 4,936 12,305 3,666 5,814
Dollars issued in acquisition:
Class 1 .............................................................................................. N/A N/A N/A 346
Class 2 .............................................................................................. N/A N/A N/A 107
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 13,076 – 9,918
Class 2 .............................................................................................. – 8,339 – 1,807
Dollars redeemed:
Class 1 .............................................................................................. (13,665) (33,646) (19,397) (30,930)
Class 2 .............................................................................................. (6,764) (14,790) (2,266) (4,297)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (6,472) (1,051) (11,411) (5,535)
Total Increase (Decrease) (28,390) 48,886 (14,783) 5,910
Net Assets
Beginning of period ...................................................................................... 356,847 307,961 188,585 182,675
End of period ............................................................................................
$ 328,457 $ 356,847 $ 173,802 $ 188,585
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 497 719 538 937
Class 2 .............................................................................................. 276 654 303 468
Shares issued in acquisition:
Class 1 .............................................................................................. N/A N/A N/A 27
Class 2 .............................................................................................. N/A N/A N/A 8
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 698 – 811
Class 2 .............................................................................................. – 452 – 149
Shares redeemed:
Class 1 .............................................................................................. (756) (1,766) (1,610) (2,464)
Class 2 .............................................................................................. (381) (790) (191) (346)
Net Increase (Decrease) ..................................................................................
(364) (33) (960) (410)

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)
17
See accompanying notes.
Amounts in thousands SAM Strategic Growth Portfolio Short-Term Income Account
Period Ended
June 30, 2020
Year Ended
December 31,
2019
Period Ended
June 30, 2020
Year Ended
December 31,
2019
(a)
Operations
Net investment income (loss) ............................................................................ $ (258) $ 5,175 $ 1,264 $ 3,167
Net realized gain (loss) on investments .................................................................. (1,050) 7,194 411 367
Change in unrealized appreciation/depreciation of investments ......................................... (21,332) 56,229 1,631 2,788
Net Increase (Decrease) in Net Assets Resulting from Operations (22,640) 68,598 3,306 6,322
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (10,497) – (3,392)
Class 2 .............................................................................................. – (8,871) N/A –
Total Dividends and Distributions – (19,368) – (3,392)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 10,930 13,010 38,645 32,469
Class 2 .............................................................................................. 5,650 9,949 N/A 1,115
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 10,497 – 3,392
Class 2 .............................................................................................. – 8,871 N/A –
Dollars redeemed:
Class 1 .............................................................................................. (13,591) (21,196) (33,595) (56,911)
Class 2 .............................................................................................. (6,828) (10,097) N/A (5,301)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (3,839) 11,034 5,050 (25,236)
Total Increase (Decrease) (26,479) 60,264 8,356 (22,306)
Net Assets
Beginning of period ...................................................................................... 315,413 255,149 130,852 153,158
End of period ............................................................................................
$ 288,934 $ 315,413 $ 139,208 $ 130,852
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 556 625 14,975 12,624
Class 2 .............................................................................................. 303 486 N/A 437
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 517 – 1,330
Class 2 .............................................................................................. – 443 N/A –
Shares redeemed:
Class 1 .............................................................................................. (707) (1,024) (13,033) (22,197)
Class 2 .............................................................................................. (344) (496) N/A (2,065)
Net Increase (Decrease) ..................................................................................
(192) 551 1,942 (9,871)
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)
18
See accompanying notes.
Amounts in thousands SmallCap Account
Period Ended
June 30, 2020
Year Ended
December 31,
2019
Operations
Net investment income (loss) ................................................................................................................... $ 429 $ 976
Net realized gain (loss) on investments ......................................................................................................... 273 12,355
Change in unrealized appreciation/depreciation of investments ................................................................................ (20,651) 31,227
Net Increase (Decrease) in Net Assets Resulting from Operations (19,949) 44,558
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 ..................................................................................................................................... – (28,785)
Class 2 ..................................................................................................................................... – (937)
Total Dividends and Distributions – (29,722)
Capital Share Transactions
Dollars sold:
Class 1 ..................................................................................................................................... 7,176 7,971
Class 2 ..................................................................................................................................... 829 1,072
Dollars issued in reinvestment of dividends and distributions:
Class 1 ..................................................................................................................................... – 28,785
Class 2 ..................................................................................................................................... – 937
Dollars redeemed:
Class 1 ..................................................................................................................................... (14,439) (29,980)
Class 2 ..................................................................................................................................... (870) (475)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (7,304) 8,310
Total Increase (Decrease) (27,253) 23,146
Net Assets
Beginning of period ............................................................................................................................. 191,263 168,117
End of period ...................................................................................................................................
$ 164,010 $ 191,263
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 ..................................................................................................................................... 581 506
Class 2 ..................................................................................................................................... 62 70
Shares issued in reinvestment of dividends and distributions:
Class 1 ..................................................................................................................................... – 1,996
Class 2 ..................................................................................................................................... – 65
Shares redeemed:
Class 1 ..................................................................................................................................... (1,087) (1,890)
Class 2 ..................................................................................................................................... (63) (30)
Net Increase (Decrease) .........................................................................................................................
(507) 717

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)
19
1. Organization
Principal Variable Contracts Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Core Plus Bond
Account, Diversified International Account, Equity Income Account, Government & High Quality Bond Account, LargeCap Growth Account
I, MidCap Account, Principal Capital Appreciation Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative
Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term
Income Account, and SmallCap Account (known as the “Accounts”), are presented herein.
Each of the Accounts is an investment company and applies specialized accounting and reporting under Accounting Standards Codification
(“ASC”) Topic 946, Financial Services - Investment Companies . The Accounts have not provided financial support and are not contractually required to provide financial support to any investee.
Effective June 7, 2019, Core Plus Bond Account acquired all the assets and assumed all the liabilities of Income Account pursuant to a plan of reorganization approved by shareholders on December 11, 2018. The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a taxable exchange of 5,873,000 shares from Income Account for 1,210,000 shares valued at $13,863,000 of Core Plus Bond Account at an approximate exchange rate of .21 and .21 for Class 1 and Class 2 shares, respectively. The investment securities of Income Account, with a fair value of approximately $13,145,000 and a cost of $12,607,000 and $613,000 cash were the primary assets acquired by Core Plus Bond Account on
June 7, 2019. For financial reporting purposes, assets received and shares issued by Core Plus Bond Account were recorded at fair value.
The net assets of Income Account and Core Plus Bond Account immediately prior to the acquisition in accordance with U.S. GAAP were approximately $13,863,000 ($4,875,000 of accumulated realized gain) and $304,718,000, respectively. The net assets of Core Plus Bond
Account immediately following the acquisition were $318,581,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on January 1, 2019, the beginning of the fiscal year for Core Plus Bond Account, Core Plus Bond
Account’s pro forma results of operations for the year ended December 31, 2019, would have been $11,379,000 of net investment income,
$24,559,000 of net realized and unrealized gain on investments, and $35,938,000 of net increase in net assets resulting from operations.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Income Account that have been included in Core Plus Bond Account’s statement of operations since June 7, 2019.
Effective June 7, 2019, LargeCap Growth Account I acquired all the assets and assumed all the liabilities of LargeCap Growth Account pursuant to a plan of reorganization approved by shareholders on December 11, 2018. The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a non-taxable exchange of 4,657,000 shares from LargeCap Growth Account for 3,150,000 shares valued at $112,835,000 of LargeCap Growth
Account I at an approximate exchange rate of .68 and .67 for Class 1 and Class 2 shares, respectively. The investment securities of LargeCap
Growth Account, with a fair value of approximately $109,603,000 and a cost of $97,236,000 and $3,176,000 cash were the primary assets acquired by LargeCap Growth Account I on June 7, 2019. For financial reporting purposes, assets received and shares issued by LargeCap
Growth Account I were recorded at fair value; however, the cost basis of the investments received from LargeCap Growth Account were maintained through the reorganization. The net assets of LargeCap Growth Account and LargeCap Growth Account I immediately prior to the acquisition in accordance with U.S. GAAP were approximately $112,835,000 ($650,000 of accumulated realized gain) and $351,045,000, respectively. The net assets of LargeCap Growth Account I immediately following the acquisition were $463,880,000. In accordance with
Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on January 1, 2019, the beginning of the fiscal year for LargeCap Growth Account I, LargeCap
Growth Account I’s pro forma results of operations for the year ended December 31, 2019, would have been $132,000 of net investment income, $134,661,000 of net realized and unrealized gain on investments, and $134,793,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of LargeCap Growth Account that have been included in
LargeCap Growth Account I’s statement of operations since June 7, 2019.
Effective June 7, 2019, SAM Flexible Income Portfolio acquired all the assets and assumed all the liabilities of Multi-Asset Income Account pursuant to a plan of reorganization approved by shareholders on December 11, 2018. The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a non-taxable exchange of 43,000 shares from Multi-Asset Income Account for 35,000 shares valued at $453,000 of SAM Flexible Income
Portfolio at an approximate exchange rate of .83 and .83 for Class 1 and Class 2 shares, respectively. $457,000 cash was the primary asset

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)
20
acquired by SAM Flexible Income Portfolio on June 7, 2019. The net assets of Multi-Asset Income Account and SAM Flexible Income
Portfolio immediately prior to the acquisition in accordance with U.S. GAAP were approximately $453,000 and $185,924,000, respectively.
The net assets of SAM Flexible Income Portfolio immediately following the acquisition were $186,377,000. In accordance with Sections
381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on January 1, 2019, the beginning of the fiscal year for SAM Flexible Income Portfolio,
SAM Flexible Income Portfolio’s pro forma results of operations for the year ended December 31, 2019, would have been $4,900,000 of net investment income, $18,302,000 of net realized and unrealized gain on investments, and $23,202,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Multi-Asset Income Account that have been included in
SAM Flexible Income Portfolio’s statement of operations since June 7, 2019.
Effective June 14, 2019, Class 2 shares discontinued and converted into Class 1 shares for the following Accounts:
Both classes of shares for each of the Accounts represent interests in the same portfolio of investments and will vote together as a single class, except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Accounts:
Security Valuation. Certain of the Accounts, including SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative
Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”), invest in other series of the Fund and in class R-6 and Institutional shares of series of Principal Funds, Inc., which are valued at the closing net asset value per share of each respective fund on the day of valuation. In addition, certain of the Accounts invest in Principal Exchange-Traded Funds, which are valued at closing exchange price. The Accounts also invest in other publicly traded investment funds. Other publicly traded investment funds are valued at the respective fund’s net asset value. The shares of the other series of the Fund, Principal Funds, Inc., Principal
Exchange-Traded Funds, and other publicly traded investment funds are referred to as the “Underlying Funds”.
The Accounts (with the exception of the SAM Portfolios) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-
counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange, but prior to the calculation of the Accounts’ net asset values, are reflected in the Accounts’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
Core Plus Bond Account LargeCap Growth Account I
Diversified International Account Short-Term Account
Government & High Quality Bond Account
1. Organization (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)
21
To the extent the Accounts invest in foreign securities listed on foreign exchanges which trade on days on which the Accounts do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Accounts’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock
Exchange. The identified cost of the Accounts’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following accounts held securities denominated in foreign currencies that exceeded 5% of net assets of the respective account as of June
30, 2020:
Income and Investment Transactions. The Accounts record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The
Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Accounts allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Distributions from Real Estate Investment Trusts ("REITs") may be characterized as ordinary income, capital gain, or a return of capital to the account. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. Real Estate Securities Account receives substantial distributions from holdings in REITs.
Expenses. Expenses directly attributed to a particular account are charged to that account. Other expenses not directly attributed to a particular account are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
Diversified International Account
Euro 20.0%
Japanese Yen 16.4
Swiss Franc 8.7
Canadian Dollar 7.5
British Pound Sterling 6.7
Hong Kong Dollar 6.6
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)
22
In addition to the expenses the Accounts bear directly, each of the Accounts may indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Accounts may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each Account will vary. Expenses included in the statements of operations of the Accounts reflect the expenses of each Account and do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments, REITs, utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381 – 384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Accounts intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Accounts’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the "more likely than not" threshold would be recorded as a tax benefit or expense in the current year. During the period ended June 30, 2020, the Accounts did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2016-2018.
Foreign Taxes. Certain of the Accounts are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Accounts as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Accounts have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty and timing of these reclaims, a corresponding receivable will only be recorded when both the amount is known and there are no significant uncertainties regarding collectability.
Gains realized upon the disposition of certain foreign securities held by certain of the Accounts may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statements of operations.
In certain countries, realized losses in excess of gains may be carried forward to offset future gains. In addition, the Accounts accrue an estimated deferred tax liability for future gains on certain foreign securities. Any accrued tax liability is shown on the statements of assets and liabilities. As of June 30, 2020, none of the Accounts had a deferred tax liability.
Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards
Update ("ASU") No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial
Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing LIBOR or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31,
2022. At this time, management is evaluating the implications of the ASU.
In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the
Disclosure Requirements for Fair Value Measurement, which amends and eliminates certain disclosure requirements for fair value as part of its framework project. The ASU is effective for annual and interim periods beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Accounts have adopted the removal and modification of applicable disclosures.
In March 2017, the FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities, which amends the accounting standards to shorten the amortization period of certain purchased callable debt securities to the earliest call date. The ASU is effective for annual and interim periods beginning after December 15, 2018. The Accounts have adopted the new amendment as of January 1,
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)
23
2019. The adoption of the ASU resulted in a cumulative effective adjustment to components within total distributable earnings (accumulated loss) on the statements of assets and liabilities as of the beginning of the fiscal year. This cumulative effective adjustment did not have a material impact on the financial statements and did not impact net assets of the Accounts.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the "SEC"), the Accounts and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Accounts to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of ( i ) the Federal Funds Rate or (ii) the One Month London Interbank Offered Rate ("LIBOR") rate plus
1.00%). The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations. There were no outstanding loans or borrowings as of June
30, 2020.
During the period ended June 30, 2020, Accounts lending to the Facility were as follows (amounts in thousands):
During the period ended June 30, 2020, Accounts borrowing from the Facility were as follows (amounts in thousands):
In addition, the Accounts participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $100 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participating fund based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statements of operations. The Accounts did not borrow against the line of credit during the period ended June 30, 2020 .
Contingent Convertible Securities. Contingent convertible securities (“ CoCos ”) are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-
concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos ; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate
Core Plus Bond Account $ 48 1.75%
Diversified International Account 6 1.93
Equity Income Account 35 0.62
LargeCap Growth Account I 8 1.51
Principal Capital Appreciation Account 12 1.93
Short-Term Income Account 24 0.87
SmallCap Account 1 2.14
Average Daily
Outstanding
Balance
Weighted Average
Annual Interest
Rate
Diversified International Account $ 6 0.64%
Government & High Quality Bond Account 13 1.01
LargeCap Growth Account I 24 0.96
MidCap Account 68 1.76
Real Estate Securities Account 13 1.40
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)
24
of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and an account may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the account's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence. As of June 30, 2020, Accounts investing in CoCos , as a percentage of net assets, were as follows:
Counterparties. The Accounts may be exposed to counterparty risk, or the risk that another party with which the Accounts have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Accounts exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties’ master netting agreements (“Master Netting Agreements”), such counterparty shall advance collateral to the Accounts in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Accounts. If the unpaid amount owed to the Accounts subsequently decreases, the Accounts would be required to return all or a portion of the collateral.
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.
Collateral information relating to securities on loan is included in the securities lending note to financial statements.
The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions.
Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty. As of June 30, 2020 , no
Accounts had financial assets and liabilities subject to Master Netting Agreements or similar agreements.
Cross Trades.  The Accounts may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so an account may be considered affiliated with any portfolio for which the account's sub-advisor acts as an investment advisor. Such transactions are permissible provided that the conditions of Rule 17a-7 under the Investment Company Act of 1940 are satisfied.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for over-the-counter ("OTC") derivatives. Master Securities Forward Transaction Agreements
("MSFTA") accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and
"to-be-announced" ("TBA") securities. Certain of the Accounts may pledge cash to a broker for securities sold short.
As of June 30, 2020, deposits with counterparty were as follows (amounts in thousands):
Futures Contracts. The Accounts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Accounts (with the exception of SAM Portfolios) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted.
Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the account as a variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available
Core Plus Bond Account 1.02%
FCM (Futures and Cleared
Swaps)
ISDA (OTC
Derivatives)
MSFTA (Forward Currency
Contracts and TBA Securities)
Total Deposits with
Counterparty
Core Plus Bond Account $ — $ 1 $ 7 $ 8
Government & High Quality Bond Account 209 — — 209
LargeCap Growth Account I 336 — — 336
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)
25
closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the account’s cost basis in the contract. There is minimal counterparty credit risk to the Accounts because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Accounts has valued the investments. This may have an adverse effect on each of the
Accounts' ability to dispose of particular illiquid securities at fair value and may limit each of the Accounts’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Inflation-Indexed Bonds. Certain of the Accounts may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Accounts would not receive the principal until maturity.
Mortgage Dollar Rolls. Certain of the Accounts have entered into mortgage-dollar-roll transactions on TBA securities, in which the
Accounts sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Accounts forgo principal and interest paid on the securities and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Accounts treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the
Accounts’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in investment securities sold and investment securities purchased on the statements of assets and liabilities.
Rebates. Subject to best execution, the Accounts may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Accounts in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Repurchase Agreements. The Accounts may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Fund's policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Accounts have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.
In the event the seller of a repurchase agreement defaults, the Accounts could experience delays in the realization of the collateral.
Restricted Securities. Certain of the Accounts may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Securities Lending. To earn additional income, certain of the Accounts may lend portfolio securities to approved brokerage firms. The
Accounts receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the
Accounts and any additional required collateral is delivered to the Accounts on the next business day. The cash collateral received is usually invested in a SEC-registered money market mutual fund and the Accounts could realize a loss on such investments. Further, the Accounts could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Security lending
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)
26
income, net of related fees, is shown on the statements of operations. As of June 30, 2020, the Accounts had securities on loan as follows
(amounts in thousands):
Senior Floating Rate Interests. The Accounts may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the account and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the LIBOR rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Accounts may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Accounts are obligated to fund these commitments at the Borrower’s discretion.
Therefore, the Accounts must have funds sufficient to cover its contractual obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on commitments on the statements of assets and liabilities, as applicable. As of June 30, 2020 , the commitments were as follows (amounts in thousands):
Swap Agreements. Core Plus Bond Account entered into swap agreements during the period. Swap agreements are negotiated agreements between an account and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. An account may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of
Directors. Centrally cleared swaps are valued using the last traded price from the preliminary trading exchange. OTC swaps are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities.
Upon termination of swap agreements, the Accounts recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Market Value Collateral Value
Core Plus Bond Account $ 1,080 $ 1,123
Diversified International Account 1,951 3,079
LargeCap Growth Account I 2,104 2,132
MidCap Account 199 197
Short-Term Income Account 1,547 1,594
SmallCap Account 5,596 5,635
Unfunded Loan Commitment Unrealized gain/loss
Core Plus Bond Account $ 5 $ –
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)
27
Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Accounts and any counterparty are required to maintain an agreement that requires the Accounts and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Accounts and such counterparty. If the net fair value of such derivatives transactions between the Accounts and that counterparty exceeds a certain threshold (as defined in the agreement), the Accounts or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Accounts or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a
“credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, an account would add leverage to its portfolio because, in addition to its total net assets, an account would be subject to investment exposure on the notional amount of the swap.
If an account is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the account will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If an account is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, an account will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.
An account may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that an account as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2020 for which an account is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by an account for the same referenced entity or entities.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)
28
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to master netting agreements with counterparties.
To Be Announced Securities. The Accounts may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Accounts commit to purchase or sell securities for which all specific information is not known at the time of the trade.
Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Accounts, normally 15 to 30 days later.
These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. The performance and risks of each of the SAM Portfolios (singly, a “fund of funds”) directly corresponds to the performance and risks of the Underlying Funds in which the fund of funds invests. By investing in many Underlying Funds, a fund of funds has partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.
An Underlying Fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an Underlying Fund, the loss of assets to the Underlying Fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Funds, Inc., and some of the Underlying Funds. The Manager is committed to minimizing the potential impact of Underlying Fund risk on Underlying Funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds. Shareholder reports for the Underlying Funds can be found online at www.principalfunds.com.
As of June 30, 2020 , series of the Fund owned the following percentages, in the aggregate, of the outstanding shares of the Accounts listed below:
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Accounts may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Accounts' shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage
Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal
Home Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Account
Total Percentage of
Outstanding Shares Owned
Equity Income Account 31.98%
Government & High Quality Bond Account 39.30
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)
29
Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Accounts and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Core Plus Bond Account and Government & High Quality Bond
Account. The notional values of the futures contracts will vary in accordance with changing duration of these funds.
The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the period ended
June 30, 2020 (amounts in thousands):
Asset Derivatives June 30, 2020 Liability Derivatives June 30, 2020
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Core Plus Bond Account
Credit contracts Receivables, Total distributable earnings (accumulated loss)
$ — Payables, Total distributable earnings (accumulated loss) $ 149
*
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 18
*
Payables, Total distributable earnings (accumulated loss) $ 10
*
Total $ 18
*
$ 159
*
Government & High Quality Bond Account
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ — Payables, Total distributable earnings (accumulated loss) $ 29
*
LargeCap Growth Account I
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 33
*
Payables, Total distributable earnings (accumulated loss) $ —
* Includes cumulative unrealized appreciation/depreciation of exchange traded swaps and futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of  Operations
Core Plus Bond Account
Credit contracts
Net realized gain (loss) from Swap agreements/
Net change in unrealized appreciation/
(depreciation) of Swap agreements
$ 2,024 $ (149)
Interest rate contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 525 $ 70
Total $ 2,549 $ (79)
Government & High Quality Bond Account
Interest rate contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ (813) $ (214)
LargeCap Growth Account I
Equity contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 389 $ 22
Contract Type Derivative Type Average Notional
Core Plus Bond Account
Credit Contracts Exchange Cleared Credit Default Swaps – Buy Protection $ 7,699
Interest Rate Contracts Futures - Long 6,141
Futures - Short 10,332
Government & High Quality Bond
Account
Interest Rate Contracts Futures - Short 9,990
LargeCap Growth Account I
Equity Contracts Futures - Long 3,194
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)
30
4. Fair Valuation
Fair value is defined as the price that the Accounts would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the account's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and U.S. Government and Government Agency Obligations.
● Level 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Accounts' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using indicative quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-
dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).
Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the
Fund’s Board of Directors. The Manager has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Directors. A pricing group (the “Pricing

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)
31
Group”) who reports to the Valuation Committee, relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.
The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Accounts (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of June 30, 2020 in valuing the Accounts' securities carried at value (amounts in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Core Plus Bond Account
Bonds* $ — $ 159,577 $ 23 $ 159,600
Investment Companies 19,647 — — 19,647
Senior Floating Rate Interests* — 2,078 — 2,078
U.S. Government & Government Agency Obligations* — 107,149 — 107,149
Total investments in securities $ 19,647 $ 268,804 $ 23 $ 288,474
Assets
Interest Rate Contracts
Futures** 18 — — 18
Liabilities
Credit Contracts
Exchange Cleared Credit Default Swaps** — (149) — (149)
Interest Rate Contracts
Futures** (10) — — (10)
Diversified International Account
Common Stocks
Basic Materials 3,527 6,965 — 10,492
Communications 8,635 17,981 — 26,616
Consumer, Cyclical 4,669 33,118 — 37,787
Consumer, Non-cyclical 2,707 37,402 — 40,109
Energy 5,348 6,761 — 12,109
Financial 10,040 33,919 — 43,959
Industrial 2,250 22,413 — 24,663
Technology 1,826 27,095 — 28,921
Utilities 536 4,923 — 5,459
Investment Companies 3,702 — — 3,702
Preferred Stocks 1,021 — — 1,021
Total investments in securities $ 44,261 $ 190,577 $ — $ 234,838
Equity Income Account
Common Stocks* 636,748 — — 636,748
Investment Companies 13,745 — — 13,745
Total investments in securities $ 650,493 $ — $ — $ 650,493
Government & High Quality Bond Account
Bonds* — 50,120 — 50,120
Investment Companies 20,544 — — 20,544
U.S. Government & Government Agency Obligations* — 181,861 — 181,861
Total investments in securities $ 20,544 $ 231,981 $ — $ 252,525
Liabilities
Interest Rate Contracts
Futures** (29) — — (29)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)
32
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
LargeCap Growth Account I
Common Stocks
Basic Materials $ 8,305 $ — $ — $ 8,305
Communications 118,451 — — 118,451
Consumer, Cyclical 35,458 — — 35,458
Consumer, Non-cyclical 149,529 — — 149,529
Energy 774 — — 774
Financial 35,274 — — 35,274
Industrial 32,047 — — 32,047
Technology 143,091 20 90 143,201
Utilities 3,559 — — 3,559
Convertible Preferred Stocks
Communications — — 330 330
Consumer, Cyclical — 214 — 214
Investment Companies 17,602 — — 17,602
Preferred Stocks
Communications — 87 119 206
Consumer, Cyclical — — 657 657
Technology — — 246 246
Total investments in securities $ 544,090 $ 321 $ 1,442 $ 545,853
Assets
Equity Contracts
Futures** 33 — — $ 33
MidCap Account
Common Stocks
Basic Materials 3,666 — — 3,666
Communications 57,461 — — 57,461
Consumer, Cyclical 120,172 — — 120,172
Consumer, Non-cyclical 65,106 1,205 — 66,311
Financial 135,573 — — 135,573
Industrial 70,698 — — 70,698
Technology 75,208 — — 75,208
Utilities 11,983 — — 11,983
Investment Companies 1,120 — — 1,120
Total investments in securities $ 540,987 $ 1,205 $ — $ 542,192
Principal Capital Appreciation Account
Common Stocks* 141,675 — — 141,675
Investment Companies 2,159 — — 2,159
Total investments in securities $ 143,834 $ — $ — $ 143,834
Real Estate Securities Account
Common Stocks* 130,434 — — 130,434
Investment Companies 42 — — 42
Total investments in securities $ 130,476 $ — $ — $ 130,476
SAM Balanced Portfolio
Investment Companies 633,815 — — 633,815
Total investments in securities $ 633,815 $ — $ — $ 633,815
SAM Conservative Balanced Portfolio
Investment Companies 176,871 — — 176,871
Total investments in securities $ 176,871 $ — $ — $ 176,871
SAM Conservative Growth Portfolio
Investment Companies 328,557 — — 328,557
Total investments in securities $ 328,557 $ — $ — $ 328,557
SAM Flexible Income Portfolio
Investment Companies 173,850 — — 173,850
Total investments in securities $ 173,850 $ — $ — $ 173,850
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)
33
*For additional detail regarding sector classifications, please see the schedules of investments.
**Futures are presented at the unrealized appreciation/(depreciation) of the instrument.
At the end of the period, there were no other Accounts which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3.
5. Management Agreement and Transactions with Affiliates
Management Services. The Accounts have agreed to pay investment advisory and management fees to the Manager computed at an annual percentage rate of each account’s average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Accounts, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM
Portfolios is .25% of aggregate net assets up to the first $1 billion and .20% of aggregate net assets over $1 billion. The annual rates used in this calculation for each of the other Accounts are as follows:
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SAM Strategic Growth Portfolio
Investment Companies $ 289,027 $ — $ — $ 289,027
Total investments in securities $ 289,027 $ — $ — $ 289,027
Short-Term Income Account
Bonds* — 120,948 — 120,948
Investment Companies 3,759 — — 3,759
U.S. Government & Government Agency Obligations* — 13,476 — 13,476
Total investments in securities $ 3,759 $ 134,424 $ — $ 138,183
SmallCap Account
Common Stocks* 164,084 — — 164,084
Investment Companies 7,333 — — 7,333
Total investments in securities $ 171,417 $ — $ — $ 171,417
Net Assets of Account (in millions)
First $100 Next $100 Next $100 Next $100 Thereafter
Core Plus Bond Account .50% .45% .40% .35% .30%
Equity Income Account .60 .55 .50 .45 .40
LargeCap Growth Account I .80 .75 .70 .65 .60
MidCap Account .65 .60 .55 .50 .45
Real Estate Securities Account .83 .78 .73 .70 .68
SmallCap Account .85 .80 .75 .70 .65
Net Assets of Account (in millions)
First $250 Next $250 Next $250 Next $250 Thereafter
Diversified International Account .85% .80% .75% .70% .65%
Net Assets of Account (in millions)
First
$200
Next
$300
Over
$500
Short-Term Income Account .50% .45% .40%
Net Assets of Account (in millions)
First
$500
Over
$500
Principal Capital Appreciation Account .625% .50%
Net Assets of Account (in billions)
First $2 Over $2
Government & High Quality Bond Account .50% .45%
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)
34
The Manager has contractually agreed to limit certain of the Accounts' management and investment advisory fees. The expense limit will reduce the account's management and investment advisory fees by the following amounts:
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to account investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:
The Manager has contractually agreed to reduce Short-Term Income Account’s expenses by .01% through the period ended April 30, 2021.
Amounts owed to the Accounts under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Manager and are settled periodically.
Distribution Fees. Class 2 shares of the Accounts bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 2 shares of each of the Accounts. Distribution fees are paid to Principal Funds Distributor, Inc. (an affiliate of the
Manager), the principal distributor of the Accounts. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual distribution fee rate is .25%.
Chief Compliance Officer Expenses. The Accounts pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated based on the relative net assets of each account and is shown on the statements of operations.
Affiliated Ownership. At June 30, 2020, the Manager, Principal National Life Insurance Company, Principal Life Insurance Company
(an affiliate of the Manager) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned shares of the
Accounts as follows (amounts in thousands):
6. Investment Transactions
For the period ended June 30, 2020, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital, and U.S. government securities) by the Accounts were as follows (amounts in thousands):
Period from January 1, 2020 through June 30, 2020
Expiration
LargeCap Growth Account I .016% April 30, 2021
Period from January 1, 2020 through June 30, 2020
Class 1 Class 2 Expiration
LargeCap Growth Account I .69% N/A April 30, 2021
Class 1 Class 2
Core Plus Bond Account 20,827 N/A
Diversified International Account 16,052 N/A
Equity Income Account 13,222 279
Government & High Quality Bond Account 14,218 N/A
LargeCap Growth Account I 12,794 N/A
MidCap Account 8,976 11
Principal Capital Appreciation Account 3,749 191
Real Estate Securities Account 6,728 316
SAM Balanced Portfolio 31,866 1,551
SAM Conservative Balanced Portfolio 12,405 789
SAM Conservative Growth Portfolio 9,033 849
SAM Flexible Income Portfolio 10,972 1,525
SAM Strategic Growth Portfolio 7,174 536
Short-Term Income Account 52,012 N/A
SmallCap Account 11,288 187
Purchases Sales
Core Plus Bond Account $ 196,900 $ 169,359
Diversified International Account 57,945 64,681
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)
35
For the period ended June 30, 2020, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold
(not including short-term investments) by the Accounts were as follows (amounts in thousands):
7. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended June 30, 2020 and December
31, 2019 were as follows (amounts in thousands):
*The Accounts designate these distributions as long-term capital gain dividends per Internal Revenue Code Sec. 852 (b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
^Unrecaptured Section 1250 gains are gains from the sale of depreciable property that are subject to a maximum tax rate of 25%.
Certain Accounts may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Purchases Sales
Equity Income Account $ 82,587 $ 83,291
Government & High Quality Bond Account 33,564 58,453
LargeCap Growth Account I 111,004 122,953
MidCap Account 52,058 86,951
Principal Capital Appreciation Account 34,889 41,250
Real Estate Securities Account 30,927 36,844
SAM Balanced Portfolio 5,843 46,303
SAM Conservative Balanced Portfolio 6,718 15,783
SAM Conservative Growth Portfolio 6,727 17,110
SAM Flexible Income Portfolio 7,457 20,092
SAM Strategic Growth Portfolio 8,388 15,984
Short-Term Income Account 31,527 32,881
SmallCap Account 27,839 31,373
Purchases Sales
Core Plus Bond Account $ 68,105 $ 87,455
Government & High Quality Bond Account 24,451 15,201
Short-Term Income Account 19,201 15,189
Ordinary Income
Long-Term Capital
Gain Section 1250 Gain
2020 2019 2020 2019* 2020 2019^
Core Plus Bond Account $ — $ 10,172 $ — $ — $ — $ —
Diversified International Account — 4,159 — 12,521 — —
Equity Income Account — 16,637 — 16,586 — —
Government & High Quality Bond
Account — 6,457 — — — —
LargeCap Growth Account I — 230 — 34,567 — —
MidCap Account — 1,707 — 79,894 — —
Principal Capital Appreciation Account — 2,602 — 13,127 — —
Real Estate Securities Account — 3,501 — 9,349 — 424
SAM Balanced Portfolio — 17,364 — 24,099 — —
SAM Conservative Balanced Portfolio — 5,316 — 3,638 — —
SAM Conservative Growth Portfolio — 5,992 — 15,423 — —
SAM Flexible Income Portfolio — 6,506 — 5,219 — —
SAM Strategic Growth Portfolio — 4,270 — 15,098 — —
Short-Term Income Account — 3,392 — — — —
SmallCap Account — 6,293 — 23,429 — —
6. Investment Transactions (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)
36
Distributable Earnings. As of December 31, 2019, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
*Represents book-to-tax accounting differences.
^Undistributed Ordinary Income reported includes $257 of undistributed Section 1250 Capital Gains.
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Accounts. As of December 31, 2019, the Accounts had approximate net capital loss carryforwards as follows (amounts in thousands):
Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of
2010 on December 22, 2010, will be carried forward with no expiration and with the character of the loss retained.
For the year ended December 31, 2019, the following accounts had utilized capital loss carryforwards as follows (amounts in thousands):
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the account's taxable year subsequent to October 31. For the taxable year ended December 31, 2019 , the Accounts do not plan to defer any late-year losses.
Reclassification of Capital Accounts. The Accounts may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Accounts. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Accounts' distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended December 31, 2019, the Accounts recorded reclassifications as follows (amounts in thousands):
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
Core Plus Bond Account $ 9,502 $ — $ (3,611) $ 5,284 $ 10 $ 11,185
Diversified International Account 6,492 — (272) 47,862 — 54,082
Equity Income Account 16,244 19,472 — 326,401 — 362,117
Government & High Quality Bond Account 5,986 — (9,021) 1,107 (32) (1,960)
LargeCap Growth Account I 3,033 29,010 — 167,090 — 199,133
MidCap Account 3,538 53,798 — 231,016 — 288,352
Principal Capital Appreciation Account 2,352 6,711 — 70,749 — 79,812
Real Estate Securities Account 2,828^ 7,881 — 44,053 — 54,762
SAM Balanced Portfolio 14,661 19,995 — 132,710 — 167,366
SAM Conservative Balanced Portfolio 4,482 3,128 — 22,888 — 30,498
SAM Conservative Growth Portfolio 6,331 5,240 — 68,824 — 80,395
SAM Flexible Income Portfolio 5,110 3,760 — 15,026 — 23,896
SAM Strategic Growth Portfolio 5,533 7,048 — 49,410 — 61,991
Short-Term Income Account 3,165 — (656) 1,600 (6) 4,103
SmallCap Account 999 12,319 — 25,091 — 38,409
Short-Term Long-Term Total
Core Plus Bond Account $ 157 $ 3,454 $ 3,611
Diversified International Account 272 — 272
Government & High Quality Bond
Account 515 8,506 9,021
Short-Term Income Account — 656 656
Utilized
Core Plus Bond Account $ 3,194
SAM Flexible Income Portfolio 4
Short-Term Income Account 333
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Equity Income Account $ (4,802) $ 4,802
LargeCap Growth Account I (6,036) 6,036
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)
37
Federal Income Tax Basis.  As of June 30, 2020, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Accounts were as follows (amounts in thousands):
8. Other Matters
As of the date these financial statements were available to be issued, the outbreak of the novel coronavirus (“COVID-19”) in many countries continues to adversely impact global commercial activity and has contributed to significant volatility in financial markets. The global impact of the outbreak has been rapidly evolving and many countries have reacted by instituting quarantines and restriction on travel. Such measures, as well as the general uncertainty surrounding the dangers and impact of COVID-19, are creating significant disruption in supply chains and economic activity. As COVID-19 continues to spread, the potential impacts, including a global, regional or other economic recession, are increasingly difficult to assess. These events, or fear of such an event, present material uncertainty and risk with respect to the Accounts'
performance and financial results.
9. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements.  There were no items requiring adjustment of the financial statements or additional disclosure.
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
MidCap Account $ (11,336) $ 11,336
Principal Capital Appreciation Account (2,189) 2,189
Real Estate Securities Account (2,323) 2,323
SAM Flexible Income Portfolio (4) 4
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Core Plus Bond Account $ 16,082 $ (5,339) $ 10,743 $ 277,590
Diversified International Account 44,170 (14,386) 29,784 205,054
Equity Income Account 240,366 (31,500) 208,866 441,627
Government & High Quality Bond Account 8,812 (3,262) 5,550 246,946
LargeCap Growth Account I 199,757 (7,402) 192,355 353,531
MidCap Account 191,045 (17,586) 173,459 368,733
Principal Capital Appreciation Account 66,983 (1,945) 65,038 78,796
Real Estate Securities Account 27,505 (10,137) 17,368 113,108
SAM Balanced Portfolio 105,249 (6,224) 99,025 534,790
SAM Conservative Balanced Portfolio 19,865 (3,045) 16,820 160,051
SAM Conservative Growth Portfolio 52,138 (5,189) 46,949 281,608
SAM Flexible Income Portfolio 13,912 (3,789) 10,123 163,727
SAM Strategic Growth Portfolio 34,908 (6,830) 28,078 260,949
Short-Term Income Account 3,700 (469) 3,231 134,952
SmallCap Account 35,073 (30,633) 4,440 166,977
7. Federal Tax Information (continued)

Schedule of Investments
Core Plus Bond Account
June 30, 2020 (unaudited)
See accompanying notes.
38
INVESTMENT COMPANIES - 7.54% Shares Held Value (000's)
Exchange-Traded Funds - 4.36%
iShares iBoxx $ Investment Grade Corporate
Bond ETF
22,000 $ 2,959
SPDR Bloomberg Barclays High Yield Bond ETF 83,000 8,396
$ 11,355
Money Market Funds - 3.18%
BlackRock Liquidity FedFund - Institutional
Class 0.09%
(a),(b)
1,122,614 1,123
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
7,168,780 7,169
$ 8,292
TOTAL INVESTMENT COMPANIES $ 19,647
BONDS - 61.23%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1.69%
Boeing Co/The
2.70%, 02/01/2027 $ 540 $ 527
2.80%, 03/01/2024 300 304
3.10%, 05/01/2026 190 194
3.20%, 03/01/2029 200 198
3.50%, 03/01/2039 65 58
3.63%, 03/01/2048 155 136
3.75%, 02/01/2050 150 135
3.90%, 05/01/2049 75 69
4.88%, 05/01/2025 380 414
Lockheed Martin Corp
1.85%, 06/15/2030 110 113
2.90%, 03/01/2025 360 396
4.09%, 09/15/2052 60 78
Raytheon Technologies Corp
3.50%, 03/15/2027
(e)
215 242
3.95%, 08/16/2025 390 444
4.45%, 11/16/2038 115 141
4.50%, 06/01/2042 205 256
5.40%, 05/01/2035 130 176
SSL Robotics LLC
9.75%, 12/31/2023
(e)
135 144
TransDigm Inc
6.25%, 03/15/2026
(e)
75 75
7.50%, 03/15/2027 140 134
Triumph Group Inc
5.25%, 06/01/2022 55 47
6.25%, 09/15/2024
(e)
20 17
7.75%, 08/15/2025
(f)
160 120
$ 4,418
Agriculture - 0.67%
Altria Group Inc
2.35%, 05/06/2025 155 163
4.50%, 05/02/2043 5 6
5.80%, 02/14/2039 85 105
5.95%, 02/14/2049 35 46
BAT Capital Corp
2.76%, 08/15/2022 395 409
3.22%, 08/15/2024 170 182
3.56%, 08/15/2027 220 237
4.54%, 08/15/2047 120 130
JBS Investments II GmbH
7.00%, 01/15/2026
(e)
200 210
Reynolds American Inc
5.70%, 08/15/2035 165 203
5.85%, 08/15/2045 45 55
$ 1,746
Airlines - 0.89%
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 521 422
American Airlines 2014-1 Class A Pass Through
Trust
3.70%, 04/01/2028 116 98
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
American Airlines 2015-1 Class A Pass Through
Trust
3.38%, 11/01/2028 $ 23 $ 19
American Airlines 2016-3 Class A Pass Through
Trust
3.25%, 04/15/2030 195 159
Continental Airlines 2007-1 Class A Pass Through
Trust
5.98%, 10/19/2023 85 80
Continental Airlines 2012-1 Class A Pass Through
Trust
4.15%, 10/11/2025 305 286
JetBlue 2019-1 Class AA Pass Through Trust
2.75%, 11/15/2033 133 126
Mileage Plus Holdings LLC / Mileage Plus
Intellectual Property Assets Ltd
6.50%, 06/20/2027
(g)
45 45
Southwest Airlines Co
4.75%, 05/04/2023 195 200
5.25%, 05/04/2025 125 132
United Airlines 2014-2 Class A Pass Through
Trust
3.75%, 03/03/2028 224 204
United Airlines 2018-1 Class A Pass Through
Trust
3.70%, 09/01/2031 191 153
United Airlines 2018-1 Class AA Pass Through
Trust
3.50%, 09/01/2031 187 175
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 160 144
US Airways 2013-1 Class A Pass Through Trust
3.95%, 05/15/2027 93 77
$ 2,320
Automobile Asset Backed Securities - 2.51%
AmeriCredit Automobile Receivables Trust
2020-1
0.54%, 03/20/2023 2,500 2,499
1.00 x 1 Month USD LIBOR + 0.35%
Carmax Auto Owner Trust 2018-4
0.38%, 02/15/2022 395 395
1.00 x 1 Month USD LIBOR + 0.20%
Drive Auto Receivables Trust 2020-2
0.72%, 07/17/2023 500 500
1.00 x 1 Month USD LIBOR + 0.53%
Ford Credit Auto Lease Trust 2019-B
2.28%, 02/15/2022 274 275
Mercedes-Benz Auto Lease Trust 2019-A
3.10%, 11/15/2021 325 328
Santander Retail Auto Lease Trust 2019-A
2.72%, 01/20/2022
(e)
1,103 1,113
Tesla Auto Lease Trust 2019-A
2.13%, 04/20/2022
(e)
915 925
World Omni Auto Receivables Trust
1.05%, 03/15/2021 381 382
World Omni Auto Receivables Trust 2019-A
3.02%, 04/15/2022 136 136
$ 6,553
Automobile Floor Plan Asset Backed Securities - 0.96%
GMF Floorplan Owner Revolving Trust
0.50%, 09/15/2022
(e)
2,500 2,498
1.00 x 1 Month USD LIBOR + 0.32%
Automobile Manufacturers - 1.18%
BMW US Capital LLC
3.80%, 04/06/2023
(e)
305 328
3.90%, 04/09/2025
(e)
550 610

Schedule of Investments
Core Plus Bond Account
June 30, 2020 (unaudited)
See accompanying notes.
39
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Daimler Finance North America LLC
2.70%, 08/03/2020
(e)
$ 450 $ 451
Ford Motor Co
8.50%, 04/21/2023 80 85
9.00%, 04/22/2025 80 86
9.63%, 04/22/2030
(f)
25 30
Ford Motor Credit Co LLC
4.14%, 02/15/2023 520 509
General Motors Co
6.25%, 10/02/2043 120 127
6.60%, 04/01/2036 275 297
General Motors Financial Co Inc
3.45%, 01/14/2022 365 371
Navistar International Corp
6.63%, 11/01/2025
(e)
155 147
9.50%, 05/01/2025
(e)
25 27
$ 3,068
Automobile Parts & Equipment - 0.06%
American Axle & Manufacturing Inc
6.63%, 10/15/2022 60 61
6.88%, 07/01/2028 40 39
Dana Inc
5.38%, 11/15/2027 40 40
5.63%, 06/15/2028 25 25
$ 165
Banks - 9.44%
ANZ New Zealand Int'l Ltd/London
2.55%, 02/13/2030
(e),(f)
300 321
Banco de Credito del Peru
2.70%, 01/11/2025
(e)
100 100
Banco Internacional del Peru SAA Interbank
3.25%, 10/04/2026
(e)
150 151
Banco Santander Mexico SA Institucion de Banca
Multiple Grupo Financiero Santand
5.38%, 04/17/2025
(e)
150 164
Banco Santander SA
2.75%, 05/28/2025 600 622
Bancolombia SA
3.00%, 01/29/2025 200 196
Bank of America Corp
2.68%, 06/19/2041
(h)
355 365
United States Secured Overnight Financing
Rate + 1.93%
2.88%, 10/22/2030
(h)
305 330
3 Month USD LIBOR + 1.19%
3.19%, 07/23/2030
(h)
165 182
3 Month USD LIBOR + 1.18%
3.46%, 03/15/2025
(h)
135 146
3 Month USD LIBOR + 0.97%
4.20%, 08/26/2024 700 777
4.25%, 10/22/2026 150 172
4.30%, 12/31/2099
(h),(i)
175 157
3 Month USD LIBOR + 2.66%
Bank of Montreal
3.80%, 12/15/2032
(h)
185 199
USD Swap Semi-Annual 5 Year + 1.43%
Barclays PLC
2.85%, 05/07/2026
(h)
400 418
3 Month USD LIBOR + 2.45%
7.75%, 12/31/2049
(h),(i)
200 203
USD Swap Semi-Annual 5 Year + 4.84%
BNP Paribas SA
2.22%, 06/09/2026
(e),(h)
400 410
United States Secured Overnight Financing
Rate + 2.07%
4.50%, 12/31/2049
(e),(h),(i)
310 272
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
CIT Group Inc
3.93%, 06/19/2024
(h)
$ 35 $ 34
United States Secured Overnight Financing
Rate + 3.83%
4.13%, 03/09/2021 50 50
5.00%, 08/15/2022 120 123
5.80%, 12/31/2049
(h),(i)
95 73
3 Month USD LIBOR + 3.97%
Citigroup Inc
3.11%, 04/08/2026
(h)
495 532
United States Secured Overnight Financing
Rate + 2.75%
3.52%, 10/27/2028
(h)
60 66
3 Month USD LIBOR + 1.15%
4.65%, 07/23/2048 105 137
4.70%, 12/31/2049
(h),(i)
75 67
United States Secured Overnight Financing
Rate + 3.23%
Cooperatieve Rabobank UA
3.95%, 11/09/2022 300 317
Credit Suisse AG/New York NY
2.95%, 04/09/2025 980 1,064
Credit Suisse Group AG
2.19%, 06/05/2026
(e),(h)
1,000 1,013
United States Secured Overnight Financing
Rate + 2.04%
4.19%, 04/01/2031
(e),(h)
250 285
United States Secured Overnight Financing
Rate + 3.73%
5.10%, 12/31/2049
(e),(h),(i)
200 190
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.29%
Danske Bank A/S
3.00%, 09/20/2022
(e),(h)
1,000 1,016
3 Month USD LIBOR + 1.25%
DBS Group Holdings Ltd
4.52%, 12/11/2028
(e),(h)
315 340
USD Swap Rate NY 5 Year + 1.59%
First Republic Bank/CA
2.50%, 06/06/2022 250 257
4.63%, 02/13/2047 500 600
Goldman Sachs Group Inc/The
3.63%, 02/20/2024 275 299
3.85%, 01/26/2027 160 180
5.75%, 01/24/2022 370 399
6.75%, 10/01/2037 300 437
HSBC Holdings PLC
2.63%, 11/07/2025
(h)
335 347
3 Month USD LIBOR + 1.14%
4.25%, 03/14/2024 435 469
JPMorgan Chase & Co
2.08%, 04/22/2026
(h)
335 348
United States Secured Overnight Financing
Rate + 1.85%
3.96%, 11/15/2048
(h)
20 24
3 Month USD LIBOR + 1.38%
4.60%, 12/31/2049
(h),(i)
765 683
United States Secured Overnight Financing
Rate + 3.13%
4.95%, 06/01/2045 140 188
5.50%, 10/15/2040 260 373
Lloyds Banking Group PLC
3.87%, 07/09/2025
(h)
850 923
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%

Schedule of Investments
Core Plus Bond Account
June 30, 2020 (unaudited)
See accompanying notes.
40
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley
2.19%, 04/28/2026
(h)
$ 150 $ 156
United States Secured Overnight Financing
Rate + 1.99%
3.62%, 04/01/2031
(h)
170 194
United States Secured Overnight Financing
Rate + 3.12%
5.00%, 11/24/2025 330 385
5.55%, 12/31/2049
(h),(i)
565 519
3 Month USD LIBOR + 3.81%
6.38%, 07/24/2042 120 187
NatWest Markets PLC
2.38%, 05/21/2023
(e)
200 205
Popular Inc
6.13%, 09/14/2023 65 66
Royal Bank of Scotland Group PLC
4.27%, 03/22/2025
(h)
200 218
3 Month USD LIBOR + 1.76%
5.13%, 05/28/2024 890 974
6.00%, 12/31/2049
(f),(h),(i)
425 431
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
7.50%, 12/31/2049
(h),(i)
425 427
USD Swap Semi-Annual 5 Year + 5.80%
Santander UK PLC
5.00%, 11/07/2023
(e)
287 313
Standard Chartered PLC
2.82%, 01/30/2026
(e),(h)
235 240
3 Month USD LIBOR + 1.21%
6.00%, 12/31/2049
(e),(h),(i)
690 686
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
Synchrony Bank
3.00%, 06/15/2022 1,125 1,149
UBS AG/London
1.75%, 04/21/2022
(e)
460 469
UBS Group AG
6.88%, 12/31/2049
(h),(i)
440 445
USD Swap Semi-Annual (VS 6 Month) 5
Year + 5.50%
US Bancorp
3.00%, 07/30/2029 175 190
Wells Fargo & Co
2.39%, 06/02/2028
(h)
545 563
United States Secured Overnight Financing
Rate + 2.10%
3.07%, 04/30/2041
(h)
105 110
United States Secured Overnight Financing
Rate + 2.53%
4.40%, 06/14/2046 170 203
Westpac Banking Corp
4.11%, 07/24/2034
(h)
85 94
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 315 371
$ 24,614
Beverages - 0.64%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 115 129
4.90%, 02/01/2046 490 600
Anheuser-Busch InBev Worldwide Inc
2.50%, 07/15/2022 27 28
5.45%, 01/23/2039 225 284
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Constellation Brands Inc
2.88%, 05/01/2030 $ 90 $ 95
3.15%, 08/01/2029 410 440
4.40%, 11/15/2025 70 81
$ 1,657
Biotechnology - 0.07%
Amgen Inc
2.20%, 02/21/2027 175 184
Building Materials - 0.23%
BMC East LLC
5.50%, 10/01/2024
(e)
100 101
Builders FirstSource Inc
5.00%, 03/01/2030
(e)
65 61
6.75%, 06/01/2027
(e)
85 87
Carrier Global Corp
2.24%, 02/15/2025
(e)
155 158
Martin Marietta Materials Inc
2.50%, 03/15/2030 115 116
Norbord Inc
5.75%, 07/15/2027
(e)
65 66
$ 589
Chemicals - 0.80%
Air Products and Chemicals Inc
2.70%, 05/15/2040 85 89
Aruba Investments Inc
8.75%, 02/15/2023
(e)
203 204
Blue Cube Spinco LLC
9.75%, 10/15/2023 70 72
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(e)
200 183
CF Industries Inc
4.95%, 06/01/2043 135 146
Consolidated Energy Finance SA
6.50%, 05/15/2026
(e)
165 139
DuPont de Nemours Inc
5.32%, 11/15/2038 165 209
5.42%, 11/15/2048 105 138
EI du Pont de Nemours and Co
1.70%, 07/15/2025 175 181
2.30%, 07/15/2030 35 36
LYB International Finance III LLC
2.88%, 05/01/2025 250 266
NOVA Chemicals Corp
5.25%, 08/01/2023
(e)
55 53
PolyOne Corp
5.75%, 05/15/2025
(e)
75 77
SABIC Capital II BV
4.00%, 10/10/2023
(e)
200 213
Valvoline Inc
4.25%, 02/15/2030
(e)
30 30
4.38%, 08/15/2025
(e)
15 15
Westlake Chemical Corp
3.38%, 06/15/2030 35 36
$ 2,087
Commercial Mortgage Backed Securities - 1.96%
BANK 2017-BNK9
4.03%, 11/15/2054
(j)
500 507
Benchmark 2019-B15 Mortgage Trust
3.56%, 12/15/2072 250 252
Citigroup Commercial Mortgage Trust
2015-GC27
3.57%, 02/10/2048 900 946
Citigroup Commercial Mortgage Trust
2016-GC37
3.58%, 04/10/2049 350 369
Credit Suisse Commercial Mortgage Trust Series
2006-C5
1.09%, 12/15/2039
(j),(k)
130 2

Schedule of Investments
Core Plus Bond Account
June 30, 2020 (unaudited)
See accompanying notes.
41
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
GS Mortgage Securities Trust 2011-GC5
1.49%, 08/10/2044
(e),(j),(k)
$ 9,057 $ 85
GS Mortgage Securities Trust 2012-GCJ7
2.35%, 05/10/2045
(j),(k)
1,595 31
GS Mortgage Securities Trust 2013-GC16
1.21%, 11/10/2046
(j),(k)
1,903 54
GS Mortgage Securities Trust 2014-GC26
1.11%, 11/10/2047
(j),(k)
4,183 143
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 375 410
JP Morgan Chase Commercial Mortgage
Securities Trust 2011-C5
5.61%, 08/15/2046
(e),(j)
350 346
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-LC9
1.65%, 12/15/2047
(j),(k)
1,792 51
JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3
3.14%, 08/15/2049 500 520
JPMBB Commercial Mortgage Securities Trust
2014-C24
4.55%, 11/15/2047
(j)
500 430
LB-UBS Commercial Mortgage Trust 2007-C1
0.35%, 02/15/2040
(j),(k)
397 —
Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C5
1.58%, 08/15/2045
(e),(j),(k)
3,129 69
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14
1.15%, 02/15/2047
(j),(k)
5,832 126
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
1.16%, 06/15/2047
(j),(k)
3,485 99
MSBAM Commercial Mortgage Securities Trust
2012-CKSV
1.19%, 10/15/2030
(e),(j),(k)
3,500 65
UBS-Barclays Commercial Mortgage Trust
2012-C4
1.76%, 12/10/2045
(e),(j),(k)
1,172 33
3.32%, 12/10/2045
(e)
500 510
WFRBS Commercial Mortgage Trust 2013-C12
1.34%, 03/15/2048
(e),(j),(k)
2,362 59
$ 5,107
Commercial Services - 0.64%
ADT Security Corp/The
6.25%, 10/15/2021 45 46
Ahern Rentals Inc
7.38%, 05/15/2023
(e)
145 70
Brink's Co/The
5.50%, 07/15/2025
(e)
110 112
CoStar Group Inc
2.80%, 07/15/2030
(e),(g)
140 143
DP World PLC
6.85%, 07/02/2037 100 121
Garda World Security Corp
9.50%, 11/01/2027
(e)
126 133
Global Payments Inc
2.65%, 02/15/2025 180 191
PayPal Holdings Inc
2.65%, 10/01/2026 240 261
Prime Security Services Borrower LLC / Prime
Finance Inc
6.25%, 01/15/2028
(e)
110 104
Refinitiv US Holdings Inc
6.25%, 05/15/2026
(e)
95 101
8.25%, 11/15/2026
(e)
60 65
Tms International Holding Corp
7.25%, 08/15/2025
(e)
195 159
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
United Rentals North America Inc
4.63%, 10/15/2025 $ 75 $ 75
4.88%, 01/15/2028 75 77
$ 1,658
Computers - 0.86%
Apple Inc
2.75%, 01/13/2025 220 239
4.65%, 02/23/2046 110 152
Dell International LLC / EMC Corp
4.42%, 06/15/2021
(e)
365 375
4.90%, 10/01/2026
(e)
370 408
5.45%, 06/15/2023
(e)
250 274
7.13%, 06/15/2024
(e)
235 243
8.35%, 07/15/2046
(e)
125 167
NetApp Inc
1.88%, 06/22/2025 290 294
Seagate HDD Cayman
4.13%, 01/15/2031
(e)
80 84
$ 2,236
Credit Card Asset Backed Securities - 0.86%
Chase Issuance Trust
0.38%, 04/17/2023 1,238 1,239
1.00 x 1 Month USD LIBOR + 0.20%
0.73%, 06/15/2023 1,000 1,004
1.00 x 1 Month USD LIBOR + 0.55%
$ 2,243
Distribution & Wholesale - 0.07%
American Builders & Contractors Supply Co Inc
4.00%, 01/15/2028
(e)
90 87
5.88%, 05/15/2026
(e)
105 104
$ 191
Diversified Financial Services - 1.61%
AerCap Holdings NV
5.88%, 10/10/2079
(h)
150 108
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
4.50%, 09/15/2023
(g)
705 705
Air Lease Corp
3.38%, 07/01/2025 370 371
Ally Financial Inc
4.25%, 04/15/2021 30 31
Blackstone Holdings Finance Co LLC
3.50%, 09/10/2049
(e)
50 52
Brookfield Finance Inc
4.00%, 04/01/2024 870 943
4.85%, 03/29/2029 100 118
Brookfield Finance LLC
3.45%, 04/15/2050 310 297
Credit Acceptance Corp
5.13%, 12/31/2024
(e)
30 29
6.63%, 03/15/2026 205 206
GE Capital International Funding Co Unlimited
Co
4.42%, 11/15/2035 200 203
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%, 09/15/2024
(e),(j),(l)
100 67
ILFC E-Capital Trust II
3.27%, 12/21/2065
(e),(j)
100 52
Navient Corp
5.00%, 03/15/2027 50 42
6.63%, 07/26/2021 125 122
6.75%, 06/15/2026 140 130
Nuveen Finance LLC
4.13%, 11/01/2024
(e)
290 327

Schedule of Investments
Core Plus Bond Account
June 30, 2020 (unaudited)
See accompanying notes.
42
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Springleaf Finance Corp
5.63%, 03/15/2023 $ 75 $ 76
6.63%, 01/15/2028 130 129
6.88%, 03/15/2025 175 180
8.88%, 06/01/2025 5 5
$ 4,193
Electric - 3.59%
Alabama Power Co
3.45%, 10/01/2049 160 175
Avangrid Inc
3.20%, 04/15/2025 490 536
Centrais Eletricas Brasileiras SA
3.63%, 02/04/2025
(e)
200 196
CMS Energy Corp
3.00%, 05/15/2026 75 81
4.70%, 03/31/2043 120 144
Commonwealth Edison Co
4.00%, 03/01/2049 225 279
Dominion Energy Inc
2.58%, 07/01/2020 900 900
3.90%, 10/01/2025 100 113
4.25%, 06/01/2028 85 98
DTE Electric Co
3.95%, 03/01/2049 60 73
DTE Energy Co
3.40%, 06/15/2029 280 302
Duke Energy Florida LLC
3.80%, 07/15/2028 220 257
Enel Chile SA
4.88%, 06/12/2028 105 117
Evergy Inc
2.90%, 09/15/2029 245 262
Exelon Corp
3.50%, 06/01/2022 215 225
FirstEnergy Corp
1.60%, 01/15/2026 145 146
2.25%, 09/01/2030 50 50
3.40%, 03/01/2050 250 264
Fortis Inc/Canada
3.06%, 10/04/2026 103 111
Georgia Power Co
3.70%, 01/30/2050 50 55
4.30%, 03/15/2043 80 95
Indiantown Cogeneration LP
9.77%, 12/15/2020 10 11
MidAmerican Energy Co
3.15%, 04/15/2050 120 136
National Rural Utilities Cooperative Finance Corp
2.40%, 04/25/2022 180 186
4.75%, 04/30/2043
(h)
125 125
3 Month USD LIBOR + 2.91%
NextEra Energy Capital Holdings Inc
2.75%, 05/01/2025 370 400
2.75%, 11/01/2029 145 156
3.50%, 04/01/2029 300 339
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
(e)
145 147
NRG Energy Inc
5.25%, 06/15/2029
(e)
80 84
6.63%, 01/15/2027 110 115
7.25%, 05/15/2026 85 90
Pacific Gas and Electric Co
1.75%, 06/16/2022 735 736
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
3.88%, 07/17/2029
(e)
200 209
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
PPL Electric Utilities Corp
3.95%, 06/01/2047 $ 85 $ 103
4.75%, 07/15/2043 90 117
PPL WEM Ltd / Western Power Distribution PLC
5.38%, 05/01/2021
(e)
735 753
Public Service Co of Colorado
4.05%, 09/15/2049 55 68
Southern California Edison Co
4.20%, 03/01/2029 125 146
4.88%, 03/01/2049 150 196
Southern Co/The
5.50%, 03/15/2057
(h)
50 51
3 Month USD LIBOR + 3.63%
Tucson Electric Power Co
4.85%, 12/01/2048 25 33
Virginia Electric and Power Co
3.80%, 04/01/2028 180 209
4.60%, 12/01/2048 60 79
Vistra Operations Co LLC
5.50%, 09/01/2026
(e)
100 102
5.63%, 02/15/2027
(e)
55 56
Xcel Energy Inc
2.60%, 12/01/2029 205 220
$ 9,346
Electrical Components & Equipment - 0.14%
Energizer Holdings Inc
4.75%, 06/15/2028
(e),(g)
85 83
5.50%, 06/15/2025
(e)
65 67
6.38%, 07/15/2026
(e)
60 62
WESCO Distribution Inc
7.13%, 06/15/2025
(e)
90 95
7.25%, 06/15/2028
(e)
45 48
$ 355
Electronics - 0.08%
Sensata Technologies BV
5.00%, 10/01/2025
(e)
155 165
Sensata Technologies Inc
4.38%, 02/15/2030
(e)
55 54
$ 219
Engineering & Construction - 0.02%
MasTec Inc
4.88%, 03/15/2023 60 60
Entertainment - 0.46%
Boyne USA Inc
7.25%, 05/01/2025
(e)
150 157
Caesars Resort Collection LLC / CRC Finco Inc
5.25%, 10/15/2025
(e)
100 87
CCM Merger Inc
6.00%, 03/15/2022
(e)
145 144
Colt Merger Sub Inc
6.25%, 07/01/2025
(e),(g)
130 129
8.13%, 07/01/2027
(e),(g)
120 116
Eldorado Resorts Inc
6.00%, 04/01/2025 35 37
6.00%, 09/15/2026 185 200
Enterprise Development Authority/The
12.00%, 07/15/2024
(e)
125 126
Lions Gate Capital Holdings LLC
5.88%, 11/01/2024
(e)
80 76
Scientific Games International Inc
8.63%, 07/01/2025
(g)
55 51
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp
5.13%, 10/01/2029
(e)
100 89
$ 1,212
Environmental Control - 0.25%
Republic Services Inc
2.30%, 03/01/2030 140 146

Schedule of Investments
Core Plus Bond Account
June 30, 2020 (unaudited)
See accompanying notes.
43
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control (continued)
Waste Connections Inc
2.60%, 02/01/2030 $ 135 $ 142
4.25%, 12/01/2028 300 355
$ 643
Food - 0.75%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
4.63%, 01/15/2027
(e)
115 115
5.75%, 03/15/2025 70 71
5.88%, 02/15/2028
(e)
90 93
6.63%, 06/15/2024 105 108
Gruma SAB de CV
4.88%, 12/01/2024
(e)
350 375
Ingles Markets Inc
5.75%, 06/15/2023 113 113
JBS USA LUX SA / JBS USA Finance Inc
5.75%, 06/15/2025
(e)
160 162
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
6.50%, 04/15/2029
(e)
45 48
Kraft Heinz Foods Co
4.38%, 06/01/2046 125 123
McCormick & Co Inc/MD
3.15%, 08/15/2024 225 244
Post Holdings Inc
4.63%, 04/15/2030
(e)
30 29
5.00%, 08/15/2026
(e)
225 226
TreeHouse Foods Inc
4.88%, 03/15/2022 40 40
Want Want China Finance Ltd
2.88%, 04/27/2022 200 204
$ 1,951
Gas - 0.25%
Dominion Energy Gas Holdings LLC
3.00%, 11/15/2029 115 123
Piedmont Natural Gas Co Inc
3.50%, 06/01/2029 180 205
Southern California Gas Co
2.55%, 02/01/2030 130 140
Southern Co Gas Capital Corp
4.40%, 05/30/2047 165 196
$ 664
Healthcare - Products - 0.50%
Abbott Laboratories
4.90%, 11/30/2046 185 266
Boston Scientific Corp
3.45%, 03/01/2024 290 314
4.55%, 03/01/2039 260 319
4.70%, 03/01/2049 215 274
Medtronic Inc
4.38%, 03/15/2035 106 139
$ 1,312
Healthcare - Services - 0.90%
Centene Corp
3.38%, 02/15/2030 265 267
4.25%, 12/15/2027 20 21
4.63%, 12/15/2029 70 74
4.75%, 05/15/2022 155 157
5.25%, 04/01/2025
(e)
200 206
5.38%, 06/01/2026
(e)
100 104
CHS/Community Health Systems Inc
6.25%, 03/31/2023 110 103
8.00%, 03/15/2026
(e)
105 99
DaVita Inc
4.63%, 06/01/2030
(e)
100 99
HCA Inc
5.88%, 05/01/2023 150 162
5.88%, 02/01/2029 275 311
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Tenet Healthcare Corp
4.63%, 07/15/2024 $ 95 $ 93
4.63%, 09/01/2024
(e)
80 78
5.13%, 11/01/2027
(e)
105 104
7.50%, 04/01/2025
(e)
60 64
UnitedHealth Group Inc
2.75%, 05/15/2040 235 252
3.50%, 08/15/2039 140 163
$ 2,357
Home Builders - 0.29%
Forestar Group Inc
5.00%, 03/01/2028
(e)
5 5
8.00%, 04/15/2024
(e)
260 269
KB Home
7.63%, 05/15/2023 55 60
Lennar Corp
4.88%, 12/15/2023 80 84
LGI Homes Inc
6.88%, 07/15/2026
(e)
200 204
Picasso Finance Sub Inc
6.13%, 06/15/2025
(e)
95 97
Williams Scotsman International Inc
7.88%, 12/15/2022
(e)
25 26
$ 745
Home Equity Asset Backed Securities - 0.07%
Saxon Asset Securities Trust 2004-1
1.88%, 03/25/2035 119 76
1.00 x 1 Month USD LIBOR + 1.70%
Specialty Underwriting & Residential Finance
Trust Series 2004-BC1
0.95%, 02/25/2035 123 113
1.00 x 1 Month USD LIBOR + 0.77%
$ 189
Insurance - 1.94%
Acrisure LLC / Acrisure Finance Inc
8.13%, 02/15/2024
(e)
95 99
American International Group Inc
3.90%, 04/01/2026 400 452
4.50%, 07/16/2044 360 419
Arch Capital Finance LLC
4.01%, 12/15/2026 125 142
5.03%, 12/15/2046 125 156
Arch Capital Group Ltd
3.64%, 06/30/2050 190 199
Markel Corp
3.35%, 09/17/2029 265 283
4.30%, 11/01/2047 95 107
Massachusetts Mutual Life Insurance Co
3.38%, 04/15/2050
(e)
105 108
New York Life Insurance Co
3.75%, 05/15/2050
(e)
120 136
PartnerRe Finance B LLC
3.70%, 07/02/2029 50 55
Pricoa Global Funding I
3.45%, 09/01/2023
(e)
575 625
Progressive Corp/The
3.95%, 03/26/2050 80 101
Swiss Re Finance Luxembourg SA
5.00%, 04/02/2049
(e),(h)
200 224
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
Voya Financial Inc
5.65%, 05/15/2053
(h)
360 363
3 Month USD LIBOR + 3.58%
6.13%, 12/31/2049
(h),(i)
50 49
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%

Schedule of Investments
Core Plus Bond Account
June 30, 2020 (unaudited)
See accompanying notes.
44
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
XLIT Ltd
4.45%, 03/31/2025 $ 830 $ 935
5.50%, 03/31/2045 450 602
$ 5,055
Internet - 0.42%
Amazon.com Inc
1.20%, 06/03/2027 145 147
2.50%, 06/03/2050 125 128
2.70%, 06/03/2060 110 112
Baidu Inc
3.08%, 04/07/2025 200 210
4.38%, 05/14/2024 200 218
Netflix Inc
4.38%, 11/15/2026 200 208
NortonLifeLock Inc
3.95%, 06/15/2022 65 66
$ 1,089
Investment Companies - 0.10%
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.75%, 09/15/2024 50 47
6.25%, 02/01/2022 60 60
6.25%, 05/15/2026 80 80
6.38%, 12/15/2025 65 65
$ 252
Iron & Steel - 0.56%
Cleveland-Cliffs Inc
4.88%, 01/15/2024
(e)
55 52
6.38%, 10/15/2025
(e)
25 20
6.75%, 03/15/2026
(e)
25 24
Nucor Corp
2.00%, 06/01/2025 130 135
2.70%, 06/01/2030 30 31
Steel Dynamics Inc
2.40%, 06/15/2025 220 227
2.80%, 12/15/2024 700 728
3.25%, 01/15/2031 50 51
3.45%, 04/15/2030 100 104
Vale Overseas Ltd
6.25%, 08/10/2026 50 59
6.88%, 11/21/2036 26 34
$ 1,465
Leisure Products & Services - 0.01%
NCL Corp Ltd
3.63%, 12/15/2024
(e)
40 24
Lodging - 0.03%
Hilton Domestic Operating Co Inc
5.38%, 05/01/2025
(e)
10 10
5.75%, 05/01/2028
(e)
10 10
MGM Resorts International
6.00%, 03/15/2023 60 61
$ 81
Machinery - Diversified - 0.15%
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
(e)
230 226
Westinghouse Air Brake Technologies Corp
3.20%, 06/15/2025 150 153
$ 379
Media - 2.91%
Altice Financing SA
7.50%, 05/15/2026
(e)
200 209
AMC Networks Inc
4.75%, 12/15/2022 37 37
4.75%, 08/01/2025 125 123
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(e)
157 160
5.50%, 05/01/2026
(e)
250 259
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.70%, 04/01/2051 $ 185 $ 181
4.46%, 07/23/2022 320 341
4.80%, 03/01/2050 135 149
4.91%, 07/23/2025 620 711
6.48%, 10/23/2045 120 159
Comcast Corp
3.75%, 04/01/2040 165 193
3.95%, 10/15/2025 200 229
3.97%, 11/01/2047 210 249
4.60%, 10/15/2038 280 356
4.60%, 08/15/2045 160 206
6.45%, 03/15/2037 200 296
CSC Holdings LLC
6.50%, 02/01/2029
(e)
208 227
6.75%, 11/15/2021 40 42
Diamond Sports Group LLC / Diamond Sports
Finance Co
5.38%, 08/15/2026
(e)
50 36
DISH DBS Corp
5.88%, 07/15/2022 140 142
6.75%, 06/01/2021 40 41
7.38%, 07/01/2028
(g)
50 50
Fox Corp
3.05%, 04/07/2025 100 108
5.48%, 01/25/2039 95 127
5.58%, 01/25/2049 90 125
Meredith Corp
6.88%, 02/01/2026 190 158
NBCUniversal Media LLC
4.45%, 01/15/2043 145 182
Radiate Holdco LLC / Radiate Finance Inc
6.63%, 02/15/2025
(e)
35 35
Time Warner Cable LLC
4.00%, 09/01/2021 225 231
5.88%, 11/15/2040 135 167
6.55%, 05/01/2037 100 132
UPC Holding BV
5.50%, 01/15/2028
(e)
300 288
ViacomCBS Inc
2.90%, 01/15/2027 350 367
4.38%, 03/15/2043 105 110
4.75%, 05/15/2025 215 246
4.95%, 05/19/2050 120 134
VTR Finance NV
6.38%, 07/15/2028
(e),(g)
200 205
Walt Disney Co/The
2.65%, 01/13/2031 30 32
3.50%, 05/13/2040 260 284
5.40%, 10/01/2043 80 109
Ziggo BV
5.50%, 01/15/2027
(e)
150 152
$ 7,588
Metal Fabrication & Hardware - 0.04%
Advanced Drainage Systems Inc
5.00%, 09/30/2027
(e)
65 66
Park-Ohio Industries Inc
6.63%, 04/15/2027 60 49
$ 115
Mining - 0.93%
First Quantum Minerals Ltd
7.25%, 04/01/2023
(e)
200 191
7.50%, 04/01/2025
(e)
200 192
FMG Resources August 2006 Pty Ltd
4.75%, 05/15/2022
(e)
125 127
Freeport-McMoRan Inc
4.25%, 03/01/2030 75 73

Schedule of Investments
Core Plus Bond Account
June 30, 2020 (unaudited)
See accompanying notes.
45
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Glencore Funding LLC
3.00%, 10/27/2022
(e)
$ 400 $ 411
Hudbay Minerals Inc
7.25%, 01/15/2023
(e)
70 69
7.63%, 01/15/2025
(e)
130 124
IAMGOLD Corp
7.00%, 04/15/2025
(e)
135 136
New Gold Inc
7.50%, 07/15/2027
(e)
125 129
Newmont Corp
2.25%, 10/01/2030 255 258
Novelis Corp
4.75%, 01/30/2030
(e)
165 158
Taseko Mines Ltd
8.75%, 06/15/2022
(e)
115 96
Teck Resources Ltd
3.90%, 07/15/2030
(e)
160 159
6.13%, 10/01/2035 180 204
6.25%, 07/15/2041 85 93
$ 2,420
Miscellaneous Manufacturers - 0.24%
General Electric Co
3.45%, 05/01/2027 85 87
5.55%, 01/05/2026 180 207
5.88%, 01/14/2038 220 249
6.88%, 01/10/2039 75 92
$ 635
Mortgage Backed Securities - 3.50%
Fannie Mae REMIC Trust 2005-W2
0.38%, 05/25/2035 29 29
1.00 x 1 Month USD LIBOR + 0.20%
Fannie Mae REMICS
2.25%, 07/25/2040 73 75
3.00%, 04/25/2022
(k)
125 2
3.00%, 04/25/2027
(k)
181 11
3.50%, 11/25/2027
(k)
125 9
3.50%, 07/25/2028
(k)
239 16
3.50%, 03/25/2031
(k)
255 10
5.82%, 10/25/2046
(k)
976 229
(1.00) x 1 Month USD LIBOR + 6.00%
5.92%, 02/25/2043
(k)
277 60
(1.00) x 1 Month USD LIBOR + 6.10%
5.92%, 09/25/2046
(k)
259 54
(1.00) x 1 Month USD LIBOR + 6.10%
6.32%, 03/25/2022
(k)
9 —
(1.00) x 1 Month USD LIBOR + 6.50%
Freddie Mac REMICS
0.63%, 05/15/2049 1,878 1,881
1.00 x 1 Month USD LIBOR + 0.45%
3.00%, 09/15/2025
(k)
15 —
3.00%, 03/15/2026
(k)
137 2
3.00%, 05/15/2027
(k)
142 8
3.00%, 10/15/2027
(k)
78 5
3.50%, 11/15/2020
(k)
26 —
4.00%, 11/15/2038
(k)
251 7
Ginnie Mae
5.31%, 05/20/2042
(k)
992 208
(1.00) x 1 Month USD LIBOR + 5.50%
5.90%, 07/16/2042
(k)
2,188 498
(1.00) x 1 Month USD LIBOR + 6.10%
5.90%, 07/16/2043
(k)
596 121
(1.00) x 1 Month USD LIBOR + 6.10%
5.91%, 11/20/2041
(k)
263 62
(1.00) x 1 Month USD LIBOR + 6.10%
5.91%, 06/20/2046
(k)
636 133
(1.00) x 1 Month USD LIBOR + 6.10%
5.95%, 12/20/2043
(k)
312 78
(1.00) x 1 Month USD LIBOR + 6.14%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae   (continued)
6.01%, 09/20/2041
(k)
$ 2,740 $ 484
(1.00) x 1 Month USD LIBOR + 6.20%
6.01%, 11/20/2045
(k)
1,663 359
(1.00) x 1 Month USD LIBOR + 6.20%
6.01%, 08/20/2047
(k)
1,667 373
(1.00) x 1 Month USD LIBOR + 6.20%
6.01%, 09/20/2047
(k)
2,639 570
(1.00) x 1 Month USD LIBOR + 6.20%
6.05%, 08/16/2045
(k)
2,517 569
(1.00) x 1 Month USD LIBOR + 6.25%
6.06%, 06/20/2044
(k)
3,909 529
(1.00) x 1 Month USD LIBOR + 6.25%
6.45%, 04/16/2042
(k)
1,068 255
(1.00) x 1 Month USD LIBOR + 6.65%
6.46%, 02/20/2042
(k)
167 43
(1.00) x 1 Month USD LIBOR + 6.65%
6.56%, 11/20/2045
(k)
2,236 534
(1.00) x 1 Month USD LIBOR + 6.75%
6.89%, 04/20/2041
(k)
1,250 295
(1.10) x 1 Month USD LIBOR + 7.10%
HomeBanc Mortgage Trust 2005-5
0.52%, 01/25/2036 199 188
1.00 x 1 Month USD LIBOR + 0.34%
JP Morgan Mortgage Trust 2016-2
2.82%, 06/25/2046
(e),(j)
341 352
JP Morgan Mortgage Trust 2016-3
3.50%, 10/25/2046
(e),(j)
252 256
Sequoia Mortgage Trust 2016-3
3.50%, 11/25/2046
(e),(j)
748 764
Washington Mutual Mortgage Pass-Through
Certificates WMALT Series 2006-AR1 Trust
0.43%, 02/25/2036 67 54
1.00 x 1 Month USD LIBOR + 0.25%
$ 9,123
Office & Business Equipment - 0.02%
Xerox Corp
4.12%, 03/15/2023 60 60
Oil & Gas - 2.87%
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(e)
100 64
10.00%, 04/01/2022
(e)
78 66
BP Capital Markets America Inc
2.94%, 04/06/2023 790 835
3.19%, 04/06/2025 550 599
3.59%, 04/14/2027 175 193
4.23%, 11/06/2028 35 41
Canadian Natural Resources Ltd
4.95%, 06/01/2047 65 72
Chesapeake Oil Op/Fin Escrow Shares
0.00%, 11/15/2019
(d),(m),(n)
90 —
Chevron Corp
2.00%, 05/11/2027 250 262
Comstock Resources Inc
7.50%, 05/15/2025
(e)
50 45
9.75%, 08/15/2026 170 158
Continental Resources Inc/OK
3.80%, 06/01/2024 605 566
4.90%, 06/01/2044 55 44
Ecopetrol SA
6.88%, 04/29/2030 165 189
Endeavor Energy Resources LP / EER Finance
Inc
6.63%, 07/15/2025
(e)
80 81
EP Energy LLC / Everest Acquisition Finance Inc
0.00%, 05/15/2026
(d),(e)
245 49

Schedule of Investments
Core Plus Bond Account
June 30, 2020 (unaudited)
See accompanying notes.
46
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Exxon Mobil Corp
2.02%, 08/16/2024 $ 135 $ 141
2.44%, 08/16/2029 105 111
3.00%, 08/16/2039 75 79
3.10%, 08/16/2049 30 31
Laredo Petroleum Inc
9.50%, 01/15/2025 55 38
10.13%, 01/15/2028 110 76
Marathon Oil Corp
4.40%, 07/15/2027 175 172
6.60%, 10/01/2037 225 233
MEG Energy Corp
6.50%, 01/15/2025
(e)
5 5
7.00%, 03/31/2024
(e)
105 90
7.13%, 02/01/2027
(e)
65 54
Nabors Industries Inc
5.00%, 09/15/2020 24 24
5.75%, 02/01/2025 220 89
Oasis Petroleum Inc
6.25%, 05/01/2026
(e)
125 21
6.88%, 01/15/2023 100 17
Occidental Petroleum Corp
2.60%, 08/13/2021 405 396
2.70%, 08/15/2022 55 51
2.90%, 08/15/2024 120 103
3.20%, 08/15/2026 110 89
3.40%, 04/15/2026 35 28
4.30%, 08/15/2039 75 52
4.40%, 04/15/2046
(f)
75 52
8.00%, 07/15/2025
(g)
85 85
Parsley Energy LLC / Parsley Finance Corp
5.63%, 10/15/2027
(e)
70 69
Petrobras Global Finance BV
5.09%, 01/15/2030
(e)
91 91
5.30%, 01/27/2025 150 156
Petroleos Mexicanos
6.50%, 01/23/2029 215 188
6.84%, 01/23/2030
(e)
105 92
Shelf Drilling Holdings Ltd
8.25%, 02/15/2025
(e)
60 27
Shell International Finance BV
3.13%, 11/07/2049 55 58
Sinopec Group Overseas Development 2017 Ltd
2.50%, 09/13/2022
(e),(f)
325 333
SM Energy Co
5.00%, 01/15/2024
(f)
65 35
6.63%, 01/15/2027 95 47
Southwestern Energy Co
7.75%, 10/01/2027
(f)
185 161
Sunoco LP / Sunoco Finance Corp
4.88%, 01/15/2023 45 44
5.50%, 02/15/2026 65 63
Total Capital International SA
2.83%, 01/10/2030 100 109
3.46%, 07/12/2049 15 16
Valero Energy Corp
2.85%, 04/15/2025 525 554
WPX Energy Inc
4.50%, 01/15/2030 65 57
5.25%, 09/15/2024 10 10
5.25%, 10/15/2027 25 23
5.75%, 06/01/2026 20 19
5.88%, 06/15/2028 20 19
$ 7,472
Other Asset Backed Securities - 0.67%
Verizon Owner Trust 2017-3
0.46%, 04/20/2022
(e)
520 520
1.00 x 1 Month USD LIBOR + 0.27%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Verizon Owner Trust 2018-1
2.82%, 09/20/2022
(e)
$ 351 $ 354
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 850 869
$ 1,743
Packaging & Containers - 0.45%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
6.00%, 02/15/2025
(e)
200 205
Bemis Co Inc
2.63%, 06/19/2030 185 190
Cascades Inc/Cascades USA Inc
5.38%, 01/15/2028
(e)
40 41
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 70 71
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 132 154
Flex Acquisition Co Inc
6.88%, 01/15/2025
(e)
60 58
7.88%, 07/15/2026
(e)
40 39
Mauser Packaging Solutions Holding Co
7.25%, 04/15/2025
(e)
160 145
Reynolds Group Issuer Inc / Reynolds
Group Issuer LLC / Reynolds Group Issuer
(Luxembourg) S.A.
4.72%, 07/15/2021
(e)
40 40
3 Month USD LIBOR + 3.50%
5.13%, 07/15/2023
(e)
155 156
WRKCo Inc
3.00%, 06/15/2033 70 73
$ 1,172
Pharmaceuticals - 2.57%
AbbVie Inc
2.60%, 11/21/2024
(e)
170 181
4.05%, 11/21/2039
(e)
45 53
Bausch Health Americas Inc
8.50%, 01/31/2027
(e)
75 80
Bausch Health Cos Inc
5.00%, 01/30/2028
(e)
40 38
Bayer US Finance II LLC
3.38%, 07/15/2024
(e)
135 146
3.88%, 12/15/2023
(e)
395 433
4.25%, 12/15/2025
(e)
400 459
4.38%, 12/15/2028
(e)
225 263
Becton Dickinson and Co
2.89%, 06/06/2022 185 192
3.36%, 06/06/2024 200 216
3.70%, 06/06/2027 450 503
4.67%, 06/06/2047 115 141
4.69%, 12/15/2044 141 174
Bristol-Myers Squibb Co
4.13%, 06/15/2039
(e)
240 306
4.25%, 10/26/2049
(e)
195 257
Cigna Corp
3.75%, 07/15/2023 213 231
4.38%, 10/15/2028 345 408
4.80%, 08/15/2038 165 209
4.90%, 12/15/2048 35 46
CVS Health Corp
3.63%, 04/01/2027 155 174
4.30%, 03/25/2028 140 164
4.88%, 07/20/2035 190 240
5.05%, 03/25/2048 35 46
Eli Lilly and Co
4.15%, 03/15/2059 80 105

Schedule of Investments
Core Plus Bond Account
June 30, 2020 (unaudited)
See accompanying notes.
47
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Pfizer Inc
2.55%, 05/28/2040 $ 125 $ 129
2.70%, 05/28/2050 95 98
Upjohn Inc
1.65%, 06/22/2025
(e)
75 76
2.30%, 06/22/2027
(e)
110 113
Zoetis Inc
3.25%, 02/01/2023 240 253
3.90%, 08/20/2028 575 677
4.45%, 08/20/2048 95 123
4.70%, 02/01/2043 120 158
$ 6,692
Pipelines - 2.24%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/2029
(e)
200 223
Buckeye Partners LP
3.95%, 12/01/2026 120 113
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(e)
135 113
Energy Transfer Operating LP
3.75%, 05/15/2030 505 502
4.50%, 04/15/2024 390 423
5.15%, 03/15/2045 75 71
6.25%, 04/15/2049 85 90
Enterprise Products Operating LLC
3.13%, 07/31/2029 50 54
3.95%, 01/31/2060 80 82
4.20%, 01/31/2050 155 173
5.38%, 02/15/2078
(h)
250 224
3 Month USD LIBOR + 2.57%
Hess Midstream Operations LP
5.63%, 02/15/2026
(e)
150 148
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 150 162
MPLX LP
4.00%, 03/15/2028 55 58
4.88%, 12/01/2024 195 217
5.50%, 02/15/2049 125 139
NuStar Logistics LP
6.00%, 06/01/2026 120 116
6.75%, 02/01/2021 120 119
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 175 196
5.75%, 05/15/2024 1,325 1,492
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
6.50%, 07/15/2027 176 176
Western Midstream Operating LP
3.10%, 02/01/2025 365 346
Williams Cos Inc/The
4.55%, 06/24/2024 550 610
$ 5,847
Real Estate - 0.03%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028
(e)
65 68
REITs - 1.62%
Alexandria Real Estate Equities Inc
3.45%, 04/30/2025 715 796
4.70%, 07/01/2030 110 135
American Campus Communities Operating
Partnership LP
3.88%, 01/30/2031 260 273
American Tower Corp
1.30%, 09/15/2025 185 186
3.10%, 06/15/2050 160 158
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
CC Holdings GS V LLC / Crown Castle GS III
Corp
3.85%, 04/15/2023 $ 510 $ 551
Crown Castle International Corp
3.40%, 02/15/2021 350 355
CyrusOne LP / CyrusOne Finance Corp
2.90%, 11/15/2024 295 309
Essex Portfolio LP
3.00%, 01/15/2030 240 262
HAT Holdings I LLC / HAT Holdings II LLC
6.00%, 04/15/2025
(e)
50 52
Healthcare Trust of America Holdings LP
3.10%, 02/15/2030 235 237
Healthpeak Properties Inc
2.88%, 01/15/2031 165 169
Iron Mountain Inc
5.00%, 07/15/2028
(e)
45 44
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
7.50%, 06/01/2025
(e)
50 51
Prologis LP
3.00%, 04/15/2050 100 106
VEREIT Operating Partnership LP
3.10%, 12/15/2029 185 178
VICI Properties LP / VICI Note Co Inc
3.50%, 02/15/2025
(e)
55 52
Welltower Inc
2.75%, 01/15/2031 320 320
$ 4,234
Retail - 0.17%
Home Depot Inc/The
3.30%, 04/15/2040 70 79
5.88%, 12/16/2036 60 90
IRB Holding Corp
6.75%, 02/15/2026
(e)
130 124
7.00%, 06/15/2025
(e)
15 15
L Brands Inc
6.88%, 07/01/2025
(e)
30 31
9.38%, 07/01/2025
(e)
25 25
Nordstrom Inc
8.75%, 05/15/2025
(e)
15 16
Walmart Inc
4.05%, 06/29/2048 10 13
Yum! Brands Inc
7.75%, 04/01/2025
(e)
50 54
$ 447
Semiconductors - 1.36%
Analog Devices Inc
2.95%, 04/01/2025 300 325
Applied Materials Inc
1.75%, 06/01/2030 440 450
Broadcom Inc
3.15%, 11/15/2025
(e)
270 287
4.70%, 04/15/2025
(e)
525 591
Lam Research Corp
4.00%, 03/15/2029 120 143
4.88%, 03/15/2049 25 35
Microchip Technology Inc
4.25%, 09/01/2025
(e)
25 25
Micron Technology Inc
2.50%, 04/24/2023 270 281
NVIDIA Corp
3.50%, 04/01/2040 95 111
NXP BV / NXP Funding LLC
4.63%, 06/15/2022
(e)
370 394
4.63%, 06/01/2023
(e)
400 439

Schedule of Investments
Core Plus Bond Account
June 30, 2020 (unaudited)
See accompanying notes.
48
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025
(e)
$ 60 $ 63
3.15%, 05/01/2027
(e)
60 64
Xilinx Inc
2.38%, 06/01/2030 85 87
2.95%, 06/01/2024 225 241
$ 3,536
Software - 0.90%
Adobe Inc
2.15%, 02/01/2027 120 129
2.30%, 02/01/2030 75 81
Epicor Software Corp
7.56%, 06/30/2023
(e)
10 10
3 Month USD LIBOR + 7.25%
Fiserv Inc
3.80%, 10/01/2023 200 219
4.40%, 07/01/2049 190 231
Intuit Inc
1.35%, 07/15/2027 215 216
Microsoft Corp
2.53%, 06/01/2050 30 31
2.68%, 06/01/2060 99 103
3.70%, 08/08/2046 120 149
Open Text Corp
3.88%, 02/15/2028
(e)
140 135
5.88%, 06/01/2026
(e)
80 83
Oracle Corp
2.50%, 04/01/2025 255 273
2.80%, 04/01/2027 240 262
2.95%, 05/15/2025 100 109
4.00%, 11/15/2047 35 41
salesforce.com Inc
3.70%, 04/11/2028 230 269
$ 2,341
Sovereign - 1.71%
Abu Dhabi Government International Bond
2.13%, 09/30/2024
(e)
200 206
CoBank ACB
6.25%, 12/31/2049
(h),(i)
115 114
3 Month USD LIBOR + 4.66%
Colombia Government International Bond
3.00%, 01/30/2030 325 322
5.00%, 06/15/2045 200 226
Egypt Government International Bond
5.58%, 02/21/2023
(e)
200 204
Honduras Government International Bond
7.50%, 03/15/2024 200 216
Hungary Government International Bond
5.38%, 02/21/2023 44 48
Indonesia Government International Bond
5.38%, 10/17/2023
(e)
300 333
Israel Government International Bond
2.75%, 07/03/2030 275 303
Mexico Government International Bond
5.00%, 04/27/2051 200 216
Panama Government International Bond
3.88%, 03/17/2028 200 225
Qatar Government International Bond
3.25%, 06/02/2026 400 434
3.88%, 04/23/2023
(e)
200 214
4.40%, 04/16/2050
(e)
200 248
Russian Foreign Bond - Eurobond
5.10%, 03/28/2035
(e)
200 247
Saudi Government International Bond
4.00%, 04/17/2025
(e)
600 665
Ukraine Government International Bond
9.75%, 11/01/2028
(e)
200 228
$ 4,449
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities - 0.62%
Navient Student Loan Trust 2019-1
0.51%, 12/27/2067
(e)
$ 126 $ 126
1.00 x 1 Month USD LIBOR + 0.33%
SMB Private Education Loan Trust 2020-A
0.48%, 03/15/2027
(e)
1,502 1,492
1.00 x 1 Month USD LIBOR + 0.30%
$ 1,618
Telecommunications - 2.44%
AT&T Inc
2.30%, 06/01/2027 230 238
2.75%, 06/01/2031 135 141
3.50%, 06/01/2041 215 225
3.88%, 01/15/2026 175 197
4.05%, 12/15/2023 425 472
4.30%, 02/15/2030 110 129
5.15%, 03/15/2042 135 169
5.35%, 09/01/2040 330 415
5.38%, 10/15/2041 130 163
5.45%, 03/01/2047 45 59
CenturyLink Inc
4.00%, 02/15/2027
(e)
35 34
CommScope Inc
8.25%, 03/01/2027
(e)
195 200
Embarq Corp
8.00%, 06/01/2036 105 118
Level 3 Financing Inc
4.25%, 07/01/2028
(e)
105 105
5.13%, 05/01/2023 30 30
Ooredoo International Finance Ltd
3.88%, 01/31/2028 250 275
Rogers Communications Inc
3.70%, 11/15/2049 105 116
4.35%, 05/01/2049 50 61
Sprint Communications Inc
6.00%, 11/15/2022 75 79
Sprint Corp
7.13%, 06/15/2024 120 135
7.63%, 03/01/2026 35 41
7.88%, 09/15/2023 180 203
Telecom Italia Capital SA
6.38%, 11/15/2033 65 73
T-Mobile USA Inc
2.05%, 02/15/2028
(e)
220 220
3.50%, 04/15/2025
(e)
315 343
3.88%, 04/15/2030
(e)
255 284
4.00%, 04/15/2022 125 128
5.13%, 04/15/2025 200 205
Verizon Communications Inc
3.88%, 02/08/2029 270 319
4.50%, 08/10/2033 355 442
5.25%, 03/16/2037 260 348
Vodafone Group PLC
4.88%, 06/19/2049 215 271
Zayo Group Holdings Inc
4.00%, 03/01/2027
(e)
80 76
6.13%, 03/01/2028
(e)
50 49
$ 6,363
Transportation - 0.21%
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d),(m),(n)
121 23
Navios Maritime Acquisition Corp / Navios
Acquisition Finance US Inc
8.13%, 11/15/2021
(e)
200 113
Navios Maritime Holdings Inc / Navios Maritime
Finance II US Inc
7.38%, 01/15/2022
(e)
55 23
11.25%, 08/15/2022
(e)
45 30

Schedule of Investments
Core Plus Bond Account
June 30, 2020 (unaudited)
See accompanying notes.
49
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
7.25%, 05/01/2022
(e)
$ 140 $ 140
10.75%, 07/01/2025
(e),(g)
50 51
Union Pacific Corp
4.38%, 11/15/2065 60 75
Watco Cos LLC / Watco Finance Corp
6.50%, 06/15/2027
(e)
85 87
$ 542
Trucking & Leasing - 0.08%
DAE Funding LLC
4.50%, 08/01/2022
(e)
95 90
5.25%, 11/15/2021
(e)
25 25
5.75%, 11/15/2023
(e)
100 95
$ 210
TOTAL BONDS $ 159,600
SENIOR FLOATING RATE INTERESTS
- 0.80%
Principal
Amount (000's) Value (000's)
Automobile Manufacturers - 0.05%
Navistar Inc
3.70%, 11/06/2024
(o)
$ 124 $ 117
3 Month USD LIBOR + 3.00%
Commercial Services - 0.01%
Refinitiv US Holdings Inc
3.43%, 10/01/2025
(o)
34 34
3 Month USD LIBOR + 3.00%
Computers - 0.07%
McAfee LLC
9.50%, 09/29/2025
(o)
195 194
3 Month USD LIBOR + 3.25%
Diversified Financial Services - 0.07%
Russell Investments US Institutional Holdco Inc
3.82%, 06/01/2023
(o)
188 182
1 Month USD LIBOR + 2.75%
Electrical Components & Equipment - 0.01%
Energizer Holdings Inc
2.44%, 12/17/2025
(o)
35 33
1 Month USD LIBOR + 4.50%
Entertainment - 0.04%
Eldorado Resorts Inc
3.25%, 04/17/2024
(o)
56 56
3 Month USD LIBOR + 3.00%
Lions Gate Capital Holdings LLC
2.43%, 03/24/2025
(o)
49 46
3 Month USD LIBOR + 2.00%
$ 102
Food - 0.02%
Bellring Brands LLC
6.00%, 10/21/2024
(o)
54 53
1 Month USD LIBOR + 5.00%
Forest Products & Paper - 0.03%
Pixelle Specialty Solutions LLC
7.50%, 10/31/2024
(o)
79 74
1 Month USD LIBOR + 6.50%
Insurance - 0.11%
AssuredPartners Inc
5.50%, 02/12/2027
(o)
100 98
1 Month USD LIBOR + 4.50%
Asurion LLC
3.18%, 11/03/2023
(o)
89 86
1 Month USD LIBOR + 7.25%
6.68%, 08/04/2025
(o)
100 100
3 Month USD LIBOR + 3.25%
$ 284
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Lodging - 0.05%
Golden Nugget LLC
3.25%, 10/04/2023
(o)
$ 76 $ 61
1 Month USD LIBOR + 2.50%
Spectacle Gary Holdings LLC
11.00%, 12/23/2025
(o)
70 65
1 Month USD LIBOR + 9.00%
$ 126
Media - 0.03%
CSC Holdings LLC
2.68%, 04/15/2027
(o)
50 47
1 Month USD LIBOR + 2.50%
Diamond Sports Group LLC
3.43%, 08/24/2026
(o)
45 36
1 Month USD LIBOR + 3.50%
$ 83
Pharmaceuticals - 0.18%
Bausch Health Americas Inc
3.15%, 05/19/2025
(o)
273 265
3 Month USD LIBOR + 7.50%
Endo International PLC
5.00%, 04/29/2024
(o)
212 200
3 Month USD LIBOR + 4.00%
$ 465
Pipelines - 0.03%
Buckeye Partners LP
2.92%, 11/01/2026
(o)
85 81
1 Month USD LIBOR + 2.75%
Retail - 0.03%
IRB Holding Corp
2.76%, 02/05/2025
(o)
74 68
1 Month USD LIBOR + 2.75%
Telecommunications - 0.07%
Maxar Technologies Ltd
2.93%, 10/05/2024
(o)
104 97
3 Month USD LIBOR + 4.25%
Zayo Group Holdings Inc
3.18%, 02/19/2027
(o)
90 85
1 Month USD LIBOR + 3.00%
$ 182
TOTAL SENIOR FLOATING RATE INTERESTS $ 2,078
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 41.11%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 3.53%
3.00%, 10/01/2042 $ 46 $ 50
3.00%, 11/01/2042 256 277
3.00%, 11/01/2042 47 50
3.00%, 03/01/2043 1,170 1,276
3.00%, 12/01/2046 112 119
3.00%, 01/01/2047 2,128 2,315
3.50%, 10/01/2041 41 45
3.50%, 04/01/2042 51 55
3.50%, 04/01/2042 103 112
3.50%, 04/01/2045 47 51
3.50%, 10/01/2045 792 866
3.50%, 03/01/2048 117 128
3.62%, 02/01/2037 8 8
1.00 x 12 Month USD LIBOR + 1.63%
4.00%, 02/01/2045 23 24
4.00%, 02/01/2046 58 63
4.00%, 02/01/2046 359 386
4.00%, 06/01/2046 57 62
4.00%, 04/01/2047 304 328
4.00%, 11/01/2047 521 557
4.50%, 07/01/2024 10 10
4.50%, 10/01/2041 32 35
4.50%, 12/01/2043 801 892
4.50%, 03/01/2046 264 300

Schedule of Investments
Core Plus Bond Account
June 30, 2020 (unaudited)
See accompanying notes.
50
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.00%, 06/01/2031 $ 79 $ 89
5.00%, 10/01/2035 29 33
5.00%, 06/01/2041 755 854
6.00%, 06/01/2032 19 22
6.00%, 10/01/2032 10 12
6.00%, 01/01/2038 48 57
6.50%, 03/01/2029 2 3
6.50%, 05/01/2029 4 4
6.50%, 04/01/2031 2 2
6.50%, 02/01/2032 4 4
6.50%, 05/01/2032 3 4
6.50%, 04/01/2035 7 8
7.00%, 12/01/2029 10 11
7.00%, 06/01/2030 3 4
7.00%, 12/01/2030 1 1
7.00%, 01/01/2031 2 2
7.00%, 12/01/2031 29 30
7.50%, 04/01/2030 1 1
7.50%, 03/01/2031 7 8
8.00%, 09/01/2030 31 32
$ 9,190
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 17.51%
2.00%, 07/01/2035
(p)
650 672
2.00%, 07/01/2050
(p)
500 512
2.50%, 07/01/2035
(p)
2,000 2,094
2.50%, 07/01/2050
(p)
3,950 4,118
3.00%, 03/01/2034 244 260
3.00%, 07/01/2035
(p)
4,000 4,204
3.00%, 03/01/2042 82 88
3.00%, 03/01/2042 76 81
3.00%, 05/01/2042 43 46
3.00%, 06/01/2042 78 83
3.00%, 06/01/2042 38 41
3.00%, 05/01/2043 158 171
3.00%, 07/01/2050
(p)
8,450 8,900
3.50%, 04/01/2030 289 306
3.50%, 05/01/2034 1,261 1,361
3.50%, 08/01/2034 302 320
3.50%, 12/01/2040 59 63
3.50%, 01/01/2041 35 38
3.50%, 12/01/2041 18 19
3.50%, 03/01/2042 32 35
3.50%, 04/01/2042 65 70
3.50%, 11/01/2042 875 971
3.50%, 02/01/2043 42 46
3.50%, 07/01/2043 736 808
3.50%, 01/01/2044 229 251
3.50%, 11/01/2044 1,479 1,615
3.50%, 03/01/2045 51 56
3.50%, 06/01/2045 97 106
3.50%, 11/01/2045 63 68
3.50%, 05/01/2046 52 55
3.50%, 08/01/2047 1,493 1,657
3.50%, 10/01/2047 1,502 1,656
3.50%, 11/01/2047 662 724
3.50%, 01/01/2048 480 527
3.50%, 03/01/2048 980 1,070
3.50%, 04/01/2048 1,302 1,422
4.00%, 08/01/2020 1 1
4.00%, 03/01/2034 352 387
4.00%, 09/01/2040 77 86
4.00%, 05/01/2041 167 183
4.00%, 10/01/2041 41 45
4.00%, 10/01/2041 27 30
4.00%, 11/01/2041 38 42
4.00%, 04/01/2042 25 28
4.00%, 11/01/2043 34 37
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 11/01/2043 $ 95 $ 106
4.00%, 02/01/2044 112 123
4.00%, 06/01/2044 239 263
4.00%, 09/01/2044 30 32
4.00%, 09/01/2045 102 113
4.00%, 12/01/2045 590 639
4.00%, 08/01/2046 79 86
4.00%, 01/01/2047 54 58
4.00%, 04/01/2047 315 344
4.00%, 05/01/2047 701 750
4.00%, 11/01/2047 1,707 1,865
4.00%, 05/01/2048 159 170
4.00%, 10/01/2048 1,284 1,371
4.00%, 10/01/2048 394 436
4.00%, 01/01/2049 267 285
4.50%, 07/01/2025 30 32
4.50%, 08/01/2040 46 51
4.50%, 11/01/2040 683 750
4.50%, 12/01/2040 29 32
4.50%, 08/01/2041 32 36
4.50%, 09/01/2041 216 241
4.50%, 05/01/2044 35 39
4.50%, 12/01/2044 87 95
4.50%, 06/01/2046 39 42
4.50%, 05/01/2047 26 29
4.50%, 05/01/2047 92 100
4.50%, 05/01/2049 269 290
5.00%, 10/01/2041 153 175
5.00%, 06/01/2048 364 412
5.50%, 12/01/2022 7 8
5.50%, 07/01/2033 200 229
5.50%, 04/01/2035 22 25
5.50%, 08/01/2036 433 498
5.50%, 02/01/2037 3 4
5.50%, 05/01/2040 40 45
6.00%, 05/01/2031 2 2
6.00%, 07/01/2035 124 144
6.00%, 02/01/2037 78 87
6.00%, 02/01/2038 46 54
6.50%, 03/01/2032 3 3
6.50%, 07/01/2037 14 16
6.50%, 07/01/2037 29 35
6.50%, 02/01/2038 33 39
6.50%, 03/01/2038 7 8
6.50%, 09/01/2038 106 123
$ 45,638
Government National Mortgage Association (GNMA) - 7.19%
2.50%, 07/01/2050 1,500 1,579
3.00%, 02/15/2043 311 332
3.00%, 07/20/2044 436 466
3.00%, 01/20/2046 338 360
3.00%, 07/20/2046 542 577
3.00%, 12/20/2046 1,483 1,576
3.00%, 07/01/2050 4,200 4,450
3.50%, 04/20/2046 183 199
3.50%, 10/20/2046 278 297
3.50%, 07/20/2047 1,119 1,205
3.50%, 07/01/2050 3,000 3,166
4.00%, 02/15/2042 115 127
4.00%, 06/20/2046 72 77
4.00%, 01/20/2048 1,891 2,074
4.50%, 09/15/2039 522 597
4.50%, 11/15/2040 95 107
4.50%, 06/20/2048 26 28
5.00%, 02/15/2034 188 215
5.00%, 10/15/2034 68 78
5.00%, 10/20/2039 35 40

Schedule of Investments
Core Plus Bond Account
June 30, 2020 (unaudited)
See accompanying notes.
51
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
5.00%, 07/20/2040 $ 16 $ 17
5.00%, 02/15/2042 79 91
5.50%, 12/20/2033 93 107
5.50%, 05/20/2035 10 12
5.50%, 12/20/2048 465 506
6.00%, 01/20/2029 17 19
6.00%, 07/20/2029 3 3
6.00%, 12/15/2033 21 24
6.00%, 12/20/2036 49 57
6.50%, 03/20/2028 3 3
6.50%, 05/20/2029 3 3
6.50%, 12/15/2032 282 324
7.00%, 03/15/2031 6 6
7.50%, 05/15/2029 13 13
8.00%, 12/15/2030 6 7
$ 18,742
U.S. Treasury - 9.80%
1.50%, 08/15/2026 1,420 1,513
1.63%, 08/15/2029 2,500 2,728
3.00%, 05/15/2045 3,140 4,216
3.00%, 11/15/2045
(q)
2,000 2,696
3.13%, 05/15/2048 5,950 8,339
3.75%, 11/15/2043 1,650 2,455
4.75%, 02/15/2037 2,260 3,604
$ 25,551
U.S. Treasury Bill - 3.08%
0.09%, 07/02/2020
(r)
800 800
0.11%, 07/30/2020
(r)
810 810
0.12%, 09/17/2020
(r)
6,420 6,418
$ 8,028
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 107,149
Total Investments $ 288,474
Other Assets and Liabilities -  (10.68)% (27,825)
TOTAL NET ASSETS - 100.00% $ 260,649
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,123 or
0.43% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $44,564 or 17.10% of net assets.
(f) Security or a portion of the security was on loan at the end of the period.
(g) Security purchased on a when-issued basis.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(j) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(k) Security is an Interest Only Strip.
(l) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(m) The value of these investments was determined using significant unobservable inputs.
(n) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $23 or 0.01% of net assets.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) Security was purchased in a "to-be-announced" ("TBA") transaction.  See
Notes to Financial Statements for additional information.
(q) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $852 or 0.33% of net assets.
(r) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 33.69%
Financial 14.92%
Government 14.59%
Consumer, Non-cyclical 6.95%
Communications 5.87%
Asset Backed Securities 5.69%
Energy 5.14%
Investment Companies 4.36%
Utilities 3.84%
Industrial 3.59%
Consumer, Cyclical 3.33%
Technology 3.21%
Money Market Funds 3.18%
Basic Materials 2.32%
Other Assets and Liabilities
(10.68)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales June 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 11,648 $ 110,575 $ 115,054 $ 7,169
$ 11,648 $ 110,575 $ 115,054 $ 7,169
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 36 $ — $ — $ —
$ 36 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Core Plus Bond Account
June 30, 2020 (unaudited)
See accompanying notes.
52
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; September 2020 Long 32 $ 4,454 $ 11
US 10 Year Ultra Note; September 2020 Short 5 787 (3)
US 2 Year Note; September 2020 Long 9 1,987 —
US 5 Year Note; September 2020 Short 26 3,269 (7)
US Long Bond; September 2020 Long 13 2,321 7
Total $ 8
Amounts in thousands except contracts.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as
of June 30,
2020
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.EM.32 N/A (1.00)% Quarterly 12/20/2024 $ 6,045 $ 366 $ (149) $ 217
Total $ 366 $ (149) $ 217
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
Diversified International Account
June 30, 2020 (unaudited)
See accompanying notes.
53
INVESTMENT COMPANIES - 1.60% Shares Held Value (000's)
Money Market Funds - 1.60%
BlackRock Liquidity FedFund - Institutional
Class 0.09%
(a),(b)
3,079,357 $ 3,0 79
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
623,410 623
$ 3,70 2
TOTAL INVESTMENT COMPANIES $ 3,70 2
COMMON STOCKS - 99.09% Shares Held Value (000's)
Apparel - 1.62%
Adidas AG
(d)
4,141 $ 1,092
boohoo Group PLC
(d)
73,502 377
LVMH Moet Hennessy Louis Vuitton SE 5,215 2,302
$ 3,771
Automobile Manufacturers - 3.74%
Ferrari NV 9,265 1,587
Honda Motor Co Ltd 37,300 955
Kia Motors Corp 22,088 597
Maruti Suzuki India Ltd 12,609 976
Toyota Motor Corp 59,200 3,723
Volvo AB - B Shares
(d)
54,536 858
$ 8,696
Automobile Parts & Equipment - 0.61%
Toyota Industries Corp 26,500 1,409
Banks - 6.08%
Bank Leumi Le-Israel BM 186,004 935
Canadian Imperial Bank of Commerce 15,200 1,016
Credicorp Ltd 9,318 1,246
DBS Group Holdings Ltd 123,200 1,854
DNB ASA
(d)
92,415 1,233
Erste Group Bank AG
(d)
29,622 700
Grupo Financiero Banorte SAB de CV
(d)
214,059 741
HDFC Bank Ltd ADR 15,362 698
ICICI Bank Ltd ADR 52,858 491
Kotak Mahindra Bank Ltd 27,147 490
Mediobanca Banca di Credito Finanziario SpA 133,003 960
PT Bank Central Asia Tbk 644,400 1,289
Toronto-Dominion Bank/The 40,500 1,808
United Overseas Bank Ltd 44,300 647
$ 14,108
Beverages - 0.62%
Carlsberg A/S 10,880 1,443
Biotechnology - 1.23%
CSL Ltd 14,339 2,852
Building Materials - 1.63%
Anhui Conch Cement Co Ltd 75,598 568
China Lesso Group Holdings Ltd 332,000 436
Cie de Saint-Gobain
(d)
24,203 873
CRH PLC 44,763 1,541
HeidelbergCement AG 6,757 362
$ 3,780
Chemicals - 1.69%
BASF SE 18,435 1,035
Evonik Industries AG 30,352 773
Koninklijke DSM NV 10,270 1,426
Nutrien Ltd 21,200 681
$ 3,915
Commercial Services - 1.60%
Adecco Group AG 13,677 645
Adyen NV
(d),(e)
899 1,310
Aggreko PLC 19,611 108
Dai Nippon Printing Co Ltd 31,300 720
New Oriental Education & Technology Group Inc
ADR
(d)
7,184 935
$ 3,718
Computers - 2.64%
Capgemini SE 12,047 1,390
Logitech International SA 38,994 2,555
Nomura Research Institute Ltd 40,200 1,098
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Obic Co Ltd 6,200 $ 1,093
$ 6,136
Consumer Products - 0.47%
Hindustan Unilever Ltd 38,019 1,099
Cosmetics & Personal Care - 0.42%
Unilever NV 18,291 975
Distribution & Wholesale - 2.12%
Bunzl PLC 19,840 532
Ferguson PLC 22,964 1,877
ITOCHU Corp 89,000 1,926
Mitsubishi Corp 28,100 594
$ 4,929
Diversified Financial Services - 2.08%
Housing Development Finance Corp Ltd 51,518 1,198
KB Financial Group Inc 27,651 783
London Stock Exchange Group PLC 8,309 864
ORIX Corp 129,600 1,609
Tisco Financial Group PCL 164,300 371
$ 4,825
Electric - 2.35%
Enel SpA 275,388 2,382
Iberdrola SA 217,668 2,541
Northland Power Inc 21,400 536
$ 5,459
Electrical Components & Equipment - 0.43%
Delta Electronics Inc 173,000 987
Electronics - 1.55%
Halma PLC 33,563 956
Hoya Corp 27,496 2,633
$ 3,589
Energy - Alternate Sources - 0.68%
Vestas Wind Systems A/S 15,515 1,589
Entertainment - 0.29%
Flutter Entertainment PLC 5,030 664
Food - 4.13%
Dino Polska SA
(d),(e)
2,700 137
Koninklijke Ahold Delhaize NV 35,625 971
Nestle India Ltd 3,021 686
Nestle SA 49,877 5,530
Seven & i Holdings Co Ltd 22,700 743
Uni -President Enterprises Corp 630,000 1,526
$ 9,593
Forest Products & Paper - 0.43%
Mondi PLC 53,905 1,008
Hand & Machine Tools - 1.28%
Amada Co Ltd 72,200 591
Techtronic Industries Co Ltd 240,500 2,380
$ 2,971
Healthcare - Products - 1.68%
Ambu A/S 14,094 445
Carl Zeiss Meditec AG 4,176 407
GN Store Nord A/S 8,486 454
Koninklijke Philips NV
(d)
37,475 1,751
Sartorius Stedim Biotech 3,333 845
$ 3,902
Healthcare - Services - 1.81%
ICON PLC
(d)
10,518 1,772
Lonza Group AG 4,607 2,440
$ 4,212
Home Builders - 1.01%
Persimmon PLC 46,402 1,313
Taylor Wimpey PLC 583,293 1,030
$ 2,343
Home Furnishings - 1.50%
Howden Joinery Group PLC 135,999 931
Sony Corp 36,800 2,540
$ 3,471

Schedule of Investments
Diversified International Account
June 30, 2020 (unaudited)
See accompanying notes.
54
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 6.44%
AIA Group Ltd 196,800 $ 1,842
ASR Nederland NV 24,394 751
AXA SA
(f)
72,918 1,534
BB Seguridade Participacoes SA 110,431 560
Fairfax Financial Holdings Ltd 2,800 865
Hannover Rueck SE 9,136 1,579
ICICI Lombard General Insurance Co Ltd
(e)
29,369 493
Legal & General Group PLC 515,727 1,406
NN Group NV 26,200 881
PICC Property & Casualty Co Ltd 692,000 575
Prudential PLC 84,619 1,275
Sompo Holdings Inc 30,100 1,036
Tokio Marine Holdings Inc 37,700 1,650
Unipol Gruppo SpA
(d)
130,134 508
$ 14,955
Internet - 7.62%
Alibaba Group Holding Ltd ADR
(d)
11,958 2,579
Alibaba Group Holding Ltd
(d)
101,736 2,645
MercadoLibre Inc
(d)
681 671
Naspers Ltd 8,709 1,601
NCSoft Corp 836 622
Shopify Inc
(d)
2,346 2,227
Tencent Holdings Ltd 91,993 5,895
Vipshop Holdings Ltd ADR
(d)
72,794 1,449
$ 17,689
Investment Companies - 0.34%
Kinnevik AB 29,824 787
Machinery - Construction & Mining - 0.53%
Komatsu Ltd 59,600 1,221
Machinery - Diversified - 1.55%
Daifuku Co Ltd 7,000 613
Keyence Corp 4,000 1,676
Miura Co Ltd 10,800 450
Valmet Oyj 33,058 867
$ 3,606
Metal Fabrication & Hardware - 1.04%
NSK Ltd 69,300 517
SKF AB 101,791 1,903
$ 2,420
Mining - 2.40%
Franco-Nevada Corp 12,901 1,802
MMC Norilsk Nickel PJSC ADR 39,666 1,044
Rio Tinto Ltd 39,764 2,723
$ 5,569
Miscellaneous Manufacturers - 1.65%
JSR Corp 36,800 714
Pidilite Industries Ltd 30,656 557
Siemens AG 16,039 1,892
Trelleborg AB
(d)
46,082 676
$ 3,839
Oil & Gas - 3.07%
LUKOIL PJSC ADR 15,043 1,118
Neste Oyj 63,955 2,512
Parkland Corp/Canada 20,600 512
Petrobras Distribuidora SA 111,700 441
Reliance Industries Ltd 67,783 1,542
Suncor Energy Inc 59,100 996
$ 7,121
Pharmaceuticals - 5.30%
Galapagos NV
(d)
3,530 697
Novartis AG 37,514 3,268
Novo Nordisk A/S 42,545 2,772
Roche Holding AG 16,101 5,578
$ 12,315
Pipelines - 1.46%
Pembina Pipeline Corp 70,500 1,763
TC Energy Corp 38,300 1,636
$ 3,399
COMMON STOCKS (continued) Shares Held Value (000’s)
Private Equity - 2.47%
3i Group PLC 225,576 $ 2,323
Brookfield Asset Management Inc 79,469 2,615
Intermediate Capital Group PLC 49,460 789
$ 5,727
Real Estate - 1.53%
CK Asset Holdings Ltd 164,500 987
PSP Swiss Property AG 823 93
Sun Hung Kai Properties Ltd 61,000 779
Tokyo Tatemono Co Ltd
(f)
37,900 436
Vonovia SE 20,652 1,262
$ 3,557
Retail - 4.42%
Alimentation Couche-Tard Inc 86,246 2,704
ANTA Sports Products Ltd 85,000 756
Hennes & Mauritz AB 41,234 602
Home Product Center PCL 1,333,500 670
JD Sports Fashion PLC 109,002 839
Li Ning Co Ltd 263,000 842
Lojas Renner SA 21,500 167
Magazine Luiza SA 46,500 614
Pan Pacific International Holdings Corp 85,900 1,891
Wal-Mart de Mexico SAB de CV 495,022 1,184
$ 10,269
Semiconductors - 8.16%
ASML Holding NV 10,696 3,913
MediaTek Inc 44,000 870
NXP Semiconductors NV 16,012 1,826
Samsung Electronics Co Ltd 105,075 4,651
SK Hynix Inc 24,592 1,756
Taiwan Semiconductor Manufacturing Co Ltd 555,140 5,929
$ 18,945
Software - 1.65%
Capcom Co Ltd 26,800 981
Dassault Systemes SE 8,014 1,391
Nemetschek SE 9,246 635
NetEase Inc 48,300 833
$ 3,840
Telecommunications - 3.84%
Deutsche Telekom AG 81,705 1,371
Nice Ltd ADR
(d)
9,031 1,709
Nippon Telegraph & Telephone Corp 103,000 2,400
Orange SA 68,999 825
SoftBank Group Corp 52,000 2,622
$ 8,927
Toys, Games & Hobbies - 0.96%
Nintendo Co Ltd 5,000 2,235
Transportation - 0.97%
Canadian National Railway Co 25,428 2,250
TOTAL COMMON STOCKS $ 230,115
PREFERRED STOCKS - 0.44% Shares Held Value (000's)
Investment Companies - 0.24%
Itausa SA 0.08% 317,046 $ 563
Telecommunications - 0.20%
Telefonica Brasil SA 2.68% 51,500 458
TOTAL PREFERRED STOCKS $ 1,021
Total Investments $ 234,83 8
Other Assets and Liabilities -  (1.13)% (2,61 4 )
TOTAL NET ASSETS - 100.00% $ 232,224

Schedule of Investments
Diversified International Account
June 30, 2020 (unaudited)
See accompanying notes.
55
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,079 or
1.33% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,940 or 0.84% of net assets.
(f) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  (unaudited)
Location Percent
Japan 16.39%
Canada 9.22%
Switzerland 8.66%
United Kingdom 8.32%
China 7.54%
Netherlands 5.53%
Germany 4.48%
Taiwan 4.01%
France 3.94%
Korea, Republic Of 3.63%
India 3.54%
Denmark 2.88%
Hong Kong 2.58%
Italy 2.34%
Sweden 2.08%
Ireland 1.71%
United States 1.60%
Finland 1.45%
Australia 1.23%
Brazil 1.21%
Israel 1.14%
Spain 1.09%
Singapore 1.08%
Russian Federation 0.93%
Mexico 0.83%
South Africa 0.69%
Indonesia 0.56%
Peru 0.54%
Norway 0.53%
Thailand 0.45%
Austria 0.30%
Belgium 0.30%
Argentina 0.29%
Poland 0.06%
Other Assets and Liabilities
(1.13)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales June 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 2,370 $ 22,550 $ 24,297 $ 623
$ 2,370 $ 22,550 $ 24,297 $ 623
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 8 $ — $ — $ —
$ 8 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Account
June 30, 2020 (unaudited)
See accompanying notes.
56
INVESTMENT COMPANIES - 2.11% Shares Held Value (000's)
Money Market Funds - 2.11%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
13,744,455 $ 13,74 5
TOTAL INVESTMENT COMPANIES $ 13,74 5
COMMON STOCKS - 97.69% Shares Held Value (000's)
Apparel - 1.53%
NIKE Inc 101,456 $ 9,948
Automobile Manufacturers - 2.40%
PACCAR Inc 209,302 15,666
Automobile Parts & Equipment - 1.61%
Magna International Inc 236,290 10,522
Banks - 9.09%
First Republic Bank/CA 106,007 11,236
JPMorgan Chase & Co 174,755 16,437
Morgan Stanley 165,817 8,009
PNC Financial Services Group Inc /The 109,353 11,505
Truist Financial Corp 148,659 5,582
US Bancorp 176,770 6,509
$ 59,278
Beverages - 1.87%
Coca-Cola Co/The 272,189 12,161
Biotechnology - 1.24%
Corteva Inc 301,352 8,073
Chemicals - 2.66%
Air Products and Chemicals Inc 39,559 9,552
PPG Industries Inc 73,640 7,810
$ 17,362
Computers - 1.80%
Apple Inc 32,161 11,732
Diversified Financial Services - 4.36%
BlackRock Inc 33,463 18,207
Discover Financial Services 203,758 10,206
$ 28,413
Electric - 6.48%
Eversource Energy 99,530 8,288
NextEra Energy Inc 40,627 9,757
Sempra Energy 48,857 5,728
WEC Energy Group Inc 109,948 9,637
Xcel Energy Inc 141,532 8,846
$ 42,256
Electronics - 0.81%
Honeywell International Inc 36,612 5,294
Food - 3.95%
Hormel Foods Corp 309,617 14,945
Tyson Foods Inc 180,781 10,795
$ 25,740
Healthcare - Products - 4.53%
Abbott Laboratories 178,549 16,325
Medtronic PLC 143,814 13,188
$ 29,513
Insurance - 4.75%
Allstate Corp/The 30,685 2,976
Chubb Ltd 90,990 11,521
Fidelity National Financial Inc 273,608 8,389
Swiss Re AG ADR 419,860 8,083
$ 30,969
Machinery - Diversified - 2.47%
Deere & Co 102,418 16,095
Media - 2.51%
Walt Disney Co/The 146,490 16,335
Miscellaneous Manufacturers - 2.61%
3M Co 16,061 2,505
Parker-Hannifin Corp 79,080 14,493
$ 16,998
Oil & Gas - 5.01%
Chevron Corp 103,385 9,225
EOG Resources Inc 165,110 8,364
Exxon Mobil Corp 53,075 2,374
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Marathon Petroleum Corp 238,411 $ 8,912
Royal Dutch Shell PLC - B shares ADR 123,322 3,755
$ 32,630
Pharmaceuticals - 9.62%
Becton Dickinson and Co 49,898 11,939
Merck & Co Inc 187,548 14,503
Novartis AG ADR 120,358 10,512
Pfizer Inc 275,052 8,994
Roche Holding AG ADR 385,993 16,745
$ 62,693
Pipelines - 1.34%
Enterprise Products Partners LP 479,811 8,718
Private Equity - 2.21%
KKR & Co Inc 467,066 14,423
REITs - 5.19%
Alexandria Real Estate Equities Inc 75,730 12,287
Digital Realty Trust Inc 94,490 13,428
Realty Income Corp 136,192 8,104
$ 33,819
Retail - 3.63%
Costco Wholesale Corp 54,923 16,653
Starbucks Corp 95,128 7,001
$ 23,654
Semiconductors - 3.27%
Microchip Technology Inc 108,133 11,388
Taiwan Semiconductor Manufacturing Co Ltd
ADR
175,188 9,945
$ 21,333
Software - 3.68%
Fidelity National Information Services Inc 56,639 7,595
Microsoft Corp 39,910 8,122
SAP SE ADR 58,951 8,253
$ 23,970
Telecommunications - 5.19%
BCE Inc 383,238 16,008
Verizon Communications Inc 323,680 17,844
$ 33,852
Toys, Games & Hobbies - 1.89%
Hasbro Inc 164,194 12,306
Transportation - 1.99%
Union Pacific Corp 76,869 12,99 5
TOTAL COMMON STOCKS $ 636,74 8
Total Investments $ 650,493
Other Assets and Liabilities -  0.20% 1,315
TOTAL NET ASSETS - 100.00% $ 651,808
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.

Schedule of Investments
Equity Income Account
June 30, 2020 (unaudited)
See accompanying notes.
57
Portfolio Summary  (unaudited)
Sector Percent
Financial 25.60%
Consumer, Non-cyclical 21.21%
Consumer, Cyclical 11.06%
Technology 8.75%
Industrial 7.88%
Communications 7.70%
Utilities 6.48%
Energy 6.35%
Basic Materials 2.66%
Money Market Funds 2.11%
Other Assets and Liabilities
0.20%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales June 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 14,848 $ 99,84 6 $ 100,949 $ 13,74 5
$ 14,848 $ 99,84 6 $ 100,949 $ 13,74 5
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 58 $ — $ — $ —
$ 58 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Account
June 30, 2020 (unaudited)
See accompanying notes.
58
INVESTMENT COMPANIES - 8.50% Shares Held Value (000's)
Money Market Funds - 8.50%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
20,544,429 $ 20,544
TOTAL INVESTMENT COMPANIES $ 20,544
BONDS - 20.74%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 4.87%
COMM 2014-CCRE19 Mortgage Trust
4.89%, 08/10/2047
(d)
$ 600 $ 577
Freddie Mac Multifamily Structured Pass
Through Certificates
2.37%, 05/25/2022 1,100 1,132
3.30%, 04/25/2023
(d)
1,300 1,391
3.46%, 08/25/2023
(d)
1,200 1,297
3.53%, 10/25/2023
(d)
870 946
Ginnie Mae
0.50%, 10/16/2054
(d),(e)
9,230 179
0.55%, 04/16/2047
(d),(e)
8,980 263
0.58%, 03/16/2060
(d),(e)
4,492 239
0.68%, 11/16/2052
(d),(e)
11,713 377
0.77%, 09/16/2053
(d),(e)
8,638 288
0.77%, 02/16/2055
(d),(e)
19,225 332
0.83%, 02/16/2053
(d),(e)
10,480 378
2.60%, 05/16/2059 628 659
2.60%, 03/16/2060 1,068 1,121
JP Morgan Chase Commercial Mortgage
Securities Trust 2011-C5
5.61%, 08/15/2046
(d),(f)
2,000 2,033
Wells Fargo Commercial Mortgage Trust
2014-LC16
4.46%, 08/15/2050 600 558
$ 11,770
Credit Card Asset Backed Securities - 2.51%
American Express Credit Account Master Trust
0.42%, 04/15/2024 3,500 3,505
1.00 x 1 Month USD LIBOR + 0.24%
Chase Issuance Trust
0.38%, 04/17/2023 2,558 2,560
1.00 x 1 Month USD LIBOR + 0.20%
$ 6,065
Mortgage Backed Securities - 12.57%
EverBank Mortgage Loan Trust 18-1
3.50%, 02/25/2048
(d),(f)
472 489
Fannie Mae Grantor Trust 2005-T1
0.53%, 05/25/2035 185 185
1.00 x 1 Month USD LIBOR + 0.35%
Fannie Mae Interest Strip
3.50%, 12/25/2043
(d),(e)
1,323 197
Fannie Mae REMICS
3.00%, 10/25/2040
(e)
4,102 202
3.00%, 04/25/2042 768 791
3.00%, 08/25/2042 255 260
3.00%, 02/25/2043 378 392
3.00%, 03/25/2046 583 606
3.00%, 05/25/2048 178 186
3.18%, 06/25/2045
(e)
3,185 176
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 0.00%
3.50%, 01/25/2040
(e)
1,768 80
3.50%, 11/25/2042 2,500 2,717
4.00%, 12/25/2039
(e)
835 35
4.50%, 04/25/2045
(e)
2,608 444
5.82%, 10/25/2046
(e)
651 153
(1.00) x 1 Month USD LIBOR + 6.00%
7.00%, 04/25/2032 101 120
Freddie Mac REMICS
1.50%, 04/15/2028 769 780
2.50%, 11/15/2032 800 847
2.50%, 02/15/2043 798 841
3.00%, 11/15/2030
(e)
1,617 41
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Freddie Mac REMICS   (continued)
3.00%, 11/15/2035 $ 950 $ 1,006
3.00%, 06/15/2040 357 368
3.00%, 10/15/2041 727 750
3.00%, 04/15/2046 241 260
3.15%, 05/15/2038
(e)
2,845 148
1.00 x 12 Month Treasury Average Index
+ 0.00%
3.50%, 03/15/2029 294 309
3.50%, 08/15/2040
(e)
1,971 112
3.50%, 05/15/2043 837 863
3.50%, 09/15/2043 1,200 1,237
4.00%, 05/15/2039 4,200 4,372
Ginnie Mae
3.50%, 05/20/2039 50 51
3.50%, 10/20/2044
(e)
4,369 479
3.50%, 11/20/2045 930 985
4.00%, 02/20/2044
(e)
2,750 233
4.00%, 04/20/2044
(e)
1,411 125
4.00%, 01/20/2046
(e)
1,425 117
5.90%, 07/16/2043
(e)
3,144 636
(1.00) x 1 Month USD LIBOR + 6.10%
5.91%, 06/20/2046
(e)
636 133
(1.00) x 1 Month USD LIBOR + 6.10%
5.95%, 12/20/2043
(e)
1,407 352
(1.00) x 1 Month USD LIBOR + 6.14%
6.01%, 08/20/2042
(e)
1,149 206
(1.00) x 1 Month USD LIBOR + 6.20%
6.01%, 09/20/2047
(e)
723 136
(1.00) x 1 Month USD LIBOR + 6.20%
6.05%, 08/16/2045
(e)
451 102
(1.00) x 1 Month USD LIBOR + 6.25%
6.06%, 06/20/2044
(e)
1,769 239
(1.00) x 1 Month USD LIBOR + 6.25%
6.56%, 11/20/2045
(e)
671 160
(1.00) x 1 Month USD LIBOR + 6.75%
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(d),(f)
575 588
JP Morgan Mortgage Trust 2017-3
3.82%, 08/25/2047
(d),(f)
557 566
JP Morgan Mortgage Trust 2018-8
4.00%, 01/25/2049
(d),(f)
501 513
JP Morgan Mortgage Trust 2019-9
3.50%, 05/25/2050
(d),(f)
1,200 1,235
New Residential Mortgage Loan Trust 2014-1
5.00%, 01/25/2054
(d),(f)
1,398 1,508
New Residential Mortgage Loan Trust 2015-2
5.53%, 08/25/2055
(d),(f)
1,036 1,105
Sequoia Mortgage Trust 2013-2
3.64%, 02/25/2043
(d)
627 639
Sequoia Mortgage Trust 2017-2
3.63%, 02/25/2047
(d),(f)
459 454
Sequoia Mortgage Trust 2017-3
3.79%, 04/25/2047
(d),(f)
461 457
Sequoia Mortgage Trust 2018-5
3.50%, 05/25/2048
(d),(f)
382 395
$ 30,381
Other Asset Backed Securities - 0.79%
Chase Funding Trust Series 2004-1
0.64%, 12/25/2033 95 85
1.00 x 1 Month USD LIBOR + 0.46%
CNH Equipment Trust 2016-C
1.76%, 09/15/2023 500 502
Towd Point Mortgage Trust
4.25%, 10/25/2053
(d),(f)
550 579

Schedule of Investments
Government & High Quality Bond Account
June 30, 2020 (unaudited)
See accompanying notes.
59
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 $ 722 $ 738
$ 1,904
TOTAL BONDS $ 50,120
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 75.23%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 10.83%
2.00%, 10/01/2031 $ 611 $ 636
2.50%, 02/01/2028 534 568
3.00%, 02/01/2027 186 196
3.00%, 01/01/2031 469 502
3.00%, 01/01/2033 830 891
3.00%, 03/01/2037 353 373
3.00%, 08/01/2042 642 688
3.00%, 10/01/2042 465 498
3.00%, 10/01/2042 888 952
3.00%, 10/01/2042 992 1,082
3.00%, 05/01/2043 630 684
3.00%, 10/01/2046 694 757
3.00%, 01/01/2047 895 976
3.50%, 02/01/2032 926 991
3.50%, 04/01/2042 1,309 1,417
3.50%, 05/01/2042 506 554
3.50%, 07/01/2042 1,865 2,029
3.50%, 02/01/2044 730 789
3.50%, 07/01/2046 614 677
3.50%, 01/01/2048 908 1,001
3.50%, 04/01/2049 1,778 1,943
4.00%, 07/01/2042 678 767
4.00%, 01/01/2043 860 944
4.00%, 06/01/2043 1,006 1,113
4.00%, 10/01/2045 1,043 1,169
4.00%, 01/01/2048 1,088 1,230
4.23%, 09/01/2032 12 13
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.23%
4.50%, 11/01/2043 761 876
5.00%, 10/01/2025 84 92
5.00%, 02/01/2033 123 139
5.00%, 06/01/2033 145 160
5.00%, 01/01/2034 397 456
5.00%, 07/01/2035 80 92
5.00%, 07/01/2035 19 22
5.00%, 07/01/2035 9 10
5.00%, 10/01/2035 35 40
5.50%, 03/01/2033 88 100
5.50%, 04/01/2038 3 4
5.50%, 05/01/2038 25 29
6.00%, 12/01/2023 2 2
6.00%, 05/01/2031 10 12
6.00%, 12/01/2031 10 12
6.00%, 09/01/2032 6 7
6.00%, 11/01/2033 48 54
6.00%, 11/01/2033 12 13
6.00%, 09/01/2034 41 48
6.00%, 02/01/2035 37 43
6.00%, 10/01/2036 39 45
6.00%, 03/01/2037 38 43
6.00%, 01/01/2038 67 79
6.00%, 01/01/2038 7 8
6.00%, 04/01/2038 30 34
6.50%, 12/01/2021 3 3
6.50%, 04/01/2022 5 5
6.50%, 05/01/2022 4 4
6.50%, 05/01/2023 5 5
6.50%, 04/01/2024 1 2
6.50%, 04/01/2026 2 2
6.50%, 05/01/2026 1 1
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.50%, 05/01/2026 $ 2 $ 2
6.50%, 01/01/2028 3 3
6.50%, 03/01/2028 2 2
6.50%, 10/01/2028 12 14
6.50%, 11/01/2028 3 3
6.50%, 12/01/2028 6 7
6.50%, 03/01/2029 3 3
6.50%, 07/01/2031 18 20
6.50%, 08/01/2031 5 5
6.50%, 10/01/2031 7 8
6.50%, 10/01/2031 7 8
6.50%, 12/01/2031 11 12
6.50%, 02/01/2032 11 13
6.50%, 05/01/2032 28 31
6.50%, 04/01/2035 5 6
7.00%, 09/01/2023 3 3
7.00%, 12/01/2023 1 1
7.00%, 01/01/2024 1 2
7.00%, 09/01/2027 3 3
7.00%, 01/01/2028 21 23
7.00%, 04/01/2028 12 13
7.00%, 05/01/2028 2 2
7.00%, 10/01/2031 5 5
7.00%, 10/01/2031 11 12
7.00%, 04/01/2032 37 44
7.50%, 10/01/2030 6 7
7.50%, 02/01/2031 2 2
7.50%, 02/01/2031 7 9
8.00%, 10/01/2030 13 16
8.50%, 07/01/2029 15 16
$ 26,177
Federal National Mortgage Association (FNMA) - 0.51%
3.00%, 04/01/2043 824 872
3.64%, 12/01/2032 11 11
1.00 x 12 Month USD LIBOR + 1.64%
3.65%, 12/01/2033 67 68
1.00 x 12 Month USD LIBOR + 1.65%
5.50%, 05/01/2033 13 14
6.00%, 05/01/2037 159 180
6.50%, 08/01/2025 14 15
6.50%, 11/01/2032 13 15
7.00%, 08/01/2028 13 14
7.00%, 12/01/2028 10 11
8.00%, 05/01/2027 6 6
8.50%, 10/01/2027 23 23
$ 1,229
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 38.72%
2.00%, 02/01/2032 372 386
2.00%, 07/01/2035
(g)
1,250 1,293
2.00%, 07/01/2050
(g)
1,225 1,254
2.50%, 06/01/2027 850 902
2.50%, 08/01/2028 602 641
2.50%, 12/01/2031 720 765
2.50%, 09/01/2032 495 528
2.50%, 04/01/2050 2,057 2,146
2.50%, 07/01/2050
(g)
2,400 2,502
3.00%, 05/01/2029 690 736
3.00%, 08/01/2031 1,298 1,395
3.00%, 12/01/2034 1,631 1,715
3.00%, 10/01/2036 545 584
3.00%, 10/01/2042 1,318 1,433
3.00%, 11/01/2042 1,429 1,554
3.00%, 12/01/2042 1,285 1,398
3.00%, 02/01/2043 941 1,027
3.00%, 06/01/2043 1,609 1,750
3.00%, 08/01/2043 1,111 1,208
3.00%, 09/01/2046 1,332 1,450

Schedule of Investments
Government & High Quality Bond Account
June 30, 2020 (unaudited)
See accompanying notes.
60
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 10/01/2046 $ 915 $ 989
3.00%, 11/01/2046 1,392 1,527
3.00%, 01/01/2047 874 953
3.00%, 01/01/2047 896 977
3.00%, 10/01/2049 1,859 1,959
3.00%, 12/01/2049 1,386 1,461
3.00%, 01/01/2050 2,149 2,265
3.00%, 02/01/2050 2,009 2,118
3.50%, 08/01/2031 654 706
3.50%, 02/01/2033 1,045 1,128
3.50%, 09/01/2033 1,435 1,549
3.50%, 06/01/2039 540 576
3.50%, 02/01/2042 1,001 1,112
3.50%, 09/01/2042 1,632 1,792
3.50%, 11/01/2042 1,090 1,197
3.50%, 12/01/2042 1,206 1,331
3.50%, 02/01/2043 425 472
3.50%, 09/01/2044 1,735 1,925
3.50%, 10/01/2044 522 579
3.50%, 11/01/2044 516 573
3.50%, 03/01/2045 1,209 1,322
3.50%, 03/01/2045 534 589
3.50%, 06/01/2045 863 958
3.50%, 09/01/2045 773 848
3.50%, 10/01/2045 600 666
3.50%, 11/01/2045 579 639
3.50%, 01/01/2046 603 669
3.50%, 03/01/2046 427 474
3.50%, 04/01/2046 918 1,019
3.50%, 03/01/2047 905 1,004
3.50%, 10/01/2047 659 731
3.50%, 11/01/2048 1,856 2,059
3.50%, 05/01/2049 857 945
4.00%, 01/01/2034 433 466
4.00%, 10/01/2037 763 821
4.00%, 02/01/2041 1,203 1,346
4.00%, 02/01/2042 714 800
4.00%, 08/01/2043 421 476
4.00%, 10/01/2043 318 349
4.00%, 08/01/2044 467 528
4.00%, 10/01/2044 1,336 1,491
4.00%, 11/01/2044 445 503
4.00%, 12/01/2044 763 863
4.00%, 02/01/2045 758 857
4.00%, 08/01/2045 712 805
4.00%, 07/01/2046 633 715
4.00%, 08/01/2046 1,380 1,526
4.00%, 07/01/2047 941 1,064
4.00%, 10/01/2047 830 929
4.00%, 12/01/2047 766 865
4.50%, 08/01/2039 1,396 1,581
4.50%, 03/01/2042 359 413
4.50%, 09/01/2043 1,479 1,701
4.50%, 10/01/2043 782 900
4.50%, 11/01/2043 867 997
4.50%, 09/01/2045 630 715
4.50%, 10/01/2045 831 955
4.50%, 11/01/2045 1,215 1,379
4.50%, 08/01/2048 853 967
4.50%, 09/01/2048 1,620 1,861
4.50%, 12/01/2048 1,134 1,275
5.00%, 05/01/2033 989 1,128
5.00%, 04/01/2035 93 107
5.00%, 04/01/2035 71 81
5.00%, 07/01/2035 4 5
5.00%, 02/01/2038 327 375
5.00%, 02/01/2040 1,091 1,257
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.00%, 07/01/2041 $ 883 $ 1,026
5.50%, 05/01/2024 4 5
5.50%, 06/01/2033 50 57
5.50%, 02/01/2037 3 4
5.50%, 03/01/2038 80 92
6.00%, 06/01/2022 6 6
6.00%, 11/01/2028 12 13
6.00%, 12/01/2031 5 6
6.00%, 01/01/2033 41 47
6.00%, 07/01/2037 104 121
6.00%, 11/01/2037 3 3
6.00%, 12/01/2037 7 8
6.00%, 03/01/2038 53 62
6.50%, 11/01/2023 13 15
6.50%, 05/01/2024 4 5
6.50%, 09/01/2024 6 6
6.50%, 07/01/2025 8 9
6.50%, 02/01/2026 2 3
6.50%, 03/01/2026 1 1
6.50%, 05/01/2026 2 2
6.50%, 06/01/2026 1 1
6.50%, 07/01/2028 8 9
6.50%, 09/01/2028 15 16
6.50%, 02/01/2029 1 1
6.50%, 03/01/2029 4 5
6.50%, 04/01/2029 4 4
6.50%, 06/01/2031 10 11
6.50%, 01/01/2032 3 4
6.50%, 04/01/2032 3 4
6.50%, 08/01/2032 8 9
6.50%, 02/01/2033 8 10
6.50%, 12/01/2036 32 38
6.50%, 07/01/2037 11 12
6.50%, 07/01/2037 22 27
6.50%, 02/01/2038 26 31
7.00%, 10/01/2029 12 13
7.00%, 05/01/2031 4 4
7.00%, 11/01/2031 18 20
8.00%, 06/01/2030 2 2
$ 93,592
Government National Mortgage Association (GNMA) - 15.04%
2.50%, 07/01/2050 4,500 4,737
3.00%, 11/15/2042 750 796
3.00%, 12/15/2042 1,405 1,492
3.00%, 02/15/2043 1,271 1,371
3.00%, 05/15/2043 1,712 1,839
3.00%, 07/20/2045 1,360 1,453
3.00%, 07/20/2046 780 830
3.00%, 08/20/2046 1,714 1,824
3.00%, 09/20/2046 2,066 2,196
3.00%, 12/20/2046 1,015 1,079
3.00%, 02/20/2047 1,215 1,291
3.00%, 08/20/2047 857 910
3.50%, 01/15/2043 1,049 1,133
3.50%, 05/15/2043 1,181 1,275
3.50%, 06/20/2043 689 749
3.50%, 04/20/2045 645 694
3.50%, 06/20/2046 95 102
3.50%, 02/20/2047 760 826
3.50%, 04/20/2047 1,530 1,633
3.50%, 05/20/2047 864 934
3.50%, 11/20/2047 651 697
3.50%, 02/20/2048 1,731 1,841
4.00%, 08/15/2041 853 948
4.00%, 07/20/2047 768 825
4.00%, 01/20/2048 3,197 3,508
4.50%, 07/15/2040 444 497

Schedule of Investments
Government & High Quality Bond Account
June 30, 2020 (unaudited)
See accompanying notes.
61
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
5.00%, 09/15/2033 $ 4 $ 5
5.00%, 02/15/2034 244 278
5.00%, 09/15/2039 32 36
5.50%, 11/15/2033 21 23
5.50%, 05/20/2035 105 121
6.00%, 04/20/2026 3 3
6.00%, 05/20/2026 2 2
6.00%, 03/20/2028 2 2
6.00%, 06/20/2028 11 13
6.00%, 07/20/2028 6 6
6.00%, 02/20/2029 6 6
6.00%, 03/20/2029 12 13
6.00%, 07/20/2029 12 13
6.00%, 07/20/2033 95 109
6.50%, 12/20/2025 6 7
6.50%, 02/20/2026 4 4
6.50%, 03/20/2031 8 10
6.50%, 04/20/2031 9 11
7.00%, 01/15/2028 1 1
7.00%, 01/15/2028 1 1
7.00%, 01/15/2028 4 4
7.00%, 01/15/2028 2 3
7.00%, 01/15/2028 1 1
7.00%, 03/15/2028 51 53
7.00%, 05/15/2028 5 5
7.00%, 01/15/2029 11 12
7.00%, 03/15/2029 4 3
7.00%, 05/15/2031 7 8
7.00%, 09/15/2031 24 28
7.00%, 06/15/2032 80 92
7.50%, 04/15/2023 4 4
7.50%, 09/15/2023 1 1
7.50%, 09/15/2023 1 1
7.50%, 10/15/2023 2 2
7.50%, 11/15/2023 2 2
8.00%, 07/15/2026 1 1
8.00%, 08/15/2026 2 2
8.00%, 01/15/2027 1 1
8.00%, 02/15/2027 1 1
$ 36,368
U.S. Treasury - 3.31%
2.13%, 12/31/2022 2,400 2,517
3.13%, 05/15/2021 2,500 2,564
4.50%, 02/15/2036 1,000 1,531
5.25%, 11/15/2028 1,000 1,384
$ 7,996
U.S. Treasury Bill - 6.82%
0.08%, 07/02/2020
(h)
6,000 6,000
0.11%, 07/30/2020
(h)
10,500 10,499
$ 16,499
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 181,861
Total Investments $ 252,525
Other Assets and Liabilities -  (4.47)% (10,797)
TOTAL NET ASSETS - 100.00% $ 241,728
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Security is an Interest Only Strip.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $9,922 or 4.10% of net assets.
(g) Security was purchased in a "to-be-announced" ("TBA") transaction.  See
Notes to Financial Statements for additional information.
(h) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 82.54%
Government 10.13%
Money Market Funds 8.50%
Asset Backed Securities 3.30%
Other Assets and Liabilities
(4.47)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Government & High Quality Bond Account
June 30, 2020 (unaudited)
See accompanying notes.
62
Affiliated Securities December 31, 2019 Purchases Sales June 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 6,646 $ 84,646 $ 70,748 $ 20,544
$ 6,646 $ 84,646 $ 70,748 $ 20,544
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 29 $ — $ — $ —
$ 29 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; September 2020 Short 64 $ 8,907 $ (23)
US Long Bond; September 2020 Short 20 3,571 (6)
Total $ (29)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap Growth Account I
June 30, 2020 (unaudited)
See accompanying notes.
63
INVESTMENT COMPANIES - 3.24% Shares Held Value (000's)
Exchange-Traded Funds - 0.82%
Technology Select Sector SPDR Fund 24,310 $ 2,540
Vanguard Mega Cap Growth ETF
(a)
11,606 1,898
$ 4,438
Money Market Funds - 2.41%
BlackRock Liquidity FedFund - Institutional
Class 0.09%
(b),(c)
2,131,639 2,132
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(d),(e)
10,969,117 10,969
$ 13,101
Principal Exchange-Traded Funds - 0.01%
Principal Price Setters Index ETF
(d)
1,616 63
TOTAL INVESTMENT COMPANIES $ 17,602
COMMON STOCKS - 96.94% Shares Held Value (000's)
Advertising - 0.01%
Trade Desk Inc /The
(e)
162 $ 66
Aerospace & Defense - 1.19%
HEICO Corp 144 14
HEICO Corp - Class A 251 20
L3Harris Technologies Inc 34,382 5,834
Lockheed Martin Corp 1,032 377
Mercury Systems Inc
(e)
177 14
Northrop Grumman Corp 618 190
TransDigm Group Inc 47 21
$ 6,470
Agriculture - 0.03%
Altria Group Inc 3,497 137
Apparel - 0.09%
NIKE Inc 5,038 494
VF Corp 76 5
$ 499
Automobile Manufacturers - 0.12%
Tesla Inc
(e)
615 664
Automobile Parts & Equipment - 0.45%
Allison Transmission Holdings Inc 293 11
Aptiv PLC 31,152 2,427
$ 2,438
Banks - 0.23%
Goldman Sachs Group Inc /The 6,200 1,225
Beverages - 1.36%
Boston Beer Co Inc /The
(e)
34 18
Brown-Forman Corp - A Shares 154 9
Brown-Forman Corp - B Shares 98,278 6,256
Coca-Cola Co/The 9,787 437
Monster Beverage Corp
(e)
1,479 103
PepsiCo Inc 4,394 581
$ 7,404
Biotechnology - 2.63%
ACADIA Pharmaceuticals Inc
(e)
438 21
Acceleron Pharma Inc
(e)
172 16
Alexion Pharmaceuticals Inc
(e)
4,537 509
Alnylam Pharmaceuticals Inc
(e)
457 68
Amgen Inc 2,538 599
Biogen Inc
(e)
198 53
BioMarin Pharmaceutical Inc
(e)
656 81
Bluebird Bio Inc
(e)
115 7
Exact Sciences Corp
(e)
517 45
Exelixis Inc
(e)
442 10
Guardant Health Inc
(e)
297 24
Illumina Inc
(e)
18,524 6,860
Immunomedics Inc
(e)
824 29
Incyte Corp
(e)
14,963 1,556
Ionis Pharmaceuticals Inc
(e)
258 15
Iovance Biotherapeutics Inc
(e)
541 15
Livongo Health Inc
(a),(e)
215 16
Moderna Inc
(e)
1,075 69
Regeneron Pharmaceuticals Inc
(e)
402 251
Sage Therapeutics Inc
(e)
15 1
Seattle Genetics Inc
(e)
486 83
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Vertex Pharmaceuticals Inc
(e)
13,583 $ 3,943
$ 14,271
Building Materials - 0.01%
Armstrong World Industries Inc 71 5
Carrier Global Corp 1,248 28
Trex Co Inc
(e)
231 30
$ 63
Chemicals - 1.53%
Air Products and Chemicals Inc 113 27
Ecolab Inc 200 40
FMC Corp 102 10
NewMarket Corp 23 9
RPM International Inc 427 32
Sherwin-Williams Co/The 14,121 8,160
W R Grace & Co 81 4
$ 8,282
Commercial Services - 6.54%
2U Inc
(e)
79 3
Automatic Data Processing Inc 1,381 206
Avalara Inc
(e)
307 41
Booz Allen Hamilton Holding Corp 551 43
Bright Horizons Family Solutions Inc
(e)
161 19
Chegg Inc
(e)
484 33
Cintas Corp 27,014 7,195
CoreLogic Inc /United States 17 1
CoStar Group Inc
(e)
2,673 1,899
Equifax Inc 360 62
FleetCor Technologies Inc
(e)
331 83
Gartner Inc
(e)
347 42
Global Payments Inc 39,662 6,728
H&R Block Inc 543 8
IHS Markit Ltd 867 65
MarketAxess Holdings Inc 147 74
Moody's Corp 677 186
Morningstar Inc 73 10
Paylocity Holding Corp
(e)
139 20
PayPal Holdings Inc
(e)
94,900 16,535
Quanta Services Inc 111 4
Rollins Inc 518 22
S&P Global Inc 5,646 1,860
Square Inc
(e)
1,531 161
StoneCo Ltd
(e)
620 24
TransUnion 693 60
Verisk Analytics Inc 683 116
WEX Inc
(e)
15 3
$ 35,503
Computers - 4.28%
Accenture PLC - Class A 2,427 521
Apple Inc 39,843 14,535
CACI International Inc
(e)
15 3
Crowdstrike Holdings Inc
(e)
8,373 840
Dell Technologies Inc
(e)
37 2
EPAM Systems Inc
(e)
213 54
Fortinet Inc
(e)
533 73
Genpact Ltd 195,144 7,127
Globant SA
(e)
144 21
Leidos Holdings Inc 52 5
Lumentum Holdings Inc
(e)
32 3
NetApp Inc 480 21
Pure Storage Inc
(e)
553 10
Science Applications International Corp 30 2
Zscaler Inc
(e)
282 31
$ 23,248
Consumer Products - 0.03%
Avery Dennison Corp 137 15
Church & Dwight Co Inc 984 76
Clorox Co/The 359 79
Reynolds Consumer Products Inc 54 2
$ 172

Schedule of Investments
LargeCap Growth Account I
June 30, 2020 (unaudited)
See accompanying notes.
64
COMMON STOCKS (continued) Shares Held Value (000’s)
Cosmetics & Personal Care - 1.29%
Estee Lauder Cos Inc /The 34,232 $ 6,459
Procter & Gamble Co/The 4,697 562
$ 7,021
Distribution & Wholesale - 0.04%
Copart Inc
(e)
814 68
Fastenal Co 1,860 80
IAA Inc
(e)
129 5
Pool Corp 156 42
WW Grainger Inc 132 41
$ 236
Diversified Financial Services - 4.19%
Ares Management Corp 392 16
Cboe Global Markets Inc 96 9
Charles Schwab Corp/The 24,131 814
Credit Acceptance Corp
(a),(e)
3 1
Intercontinental Exchange Inc 761 70
LendingTree Inc
(e)
30 9
LPL Financial Holdings Inc 26 2
Mastercard Inc 35,146 10,393
SLM Corp 344 2
T Rowe Price Group Inc 231 29
Tradeweb Markets Inc 278 16
Virtu Financial Inc 223 5
Visa Inc 57,469 11,101
Western Union Co/The 319 7
XP Inc
(e)
6,711 282
$ 22,756
Electric - 0.66%
NextEra Energy Inc 10,222 2,455
NRG Energy Inc 338 11
Sempra Energy 9,320 1,093
$ 3,559
Electrical Components & Equipment - 0.01%
Energizer Holdings Inc 197 9
Generac Holdings Inc
(e)
223 27
Universal Display Corp 172 26
$ 62
Electronics - 3.93%
Agilent Technologies Inc 107 9
Allegion plc 240 25
Amphenol Corp 60,379 5,785
Coherent Inc
(e)
79 10
Fortive Corp 103,797 7,023
Jabil Inc 112 4
Keysight Technologies Inc
(e)
252 25
Mettler -Toledo International Inc
(e)
89 72
PerkinElmer Inc 87 9
Roper Technologies Inc 21,582 8,379
Waters Corp
(e)
19 3
$ 21,344
Energy - Alternate Sources - 0.01%
Enphase Energy Inc
(e)
422 20
SolarEdge Technologies Inc
(e)
195 27
$ 47
Engineering & Construction - 0.00%
frontdoor Inc
(e)
57 3
Entertainment - 0.19%
DraftKings Inc
(a),(e)
29,531 982
Live Nation Entertainment Inc
(e)
567 25
Vail Resorts Inc 13 3
$ 1,010
Environmental Control - 0.00%
Waste Management Inc 219 23
Food - 0.05%
Beyond Meat Inc
(e)
164 22
Campbell Soup Co 350 17
Grocery Outlet Holding Corp
(e)
148 6
Hershey Co/The 456 59
COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Kellogg Co 342 $ 23
Lamb Weston Holdings Inc 135 9
McCormick & Co Inc /MD 278 50
Pilgrim's Pride Corp
(e)
67 1
Sprouts Farmers Market Inc
(e)
397 10
Sysco Corp 1,383 76
$ 273
Hand & Machine Tools - 0.00%
Lincoln Electric Holdings Inc 98 8
MSA Safety Inc 32 4
$ 12
Healthcare - Products - 8.03%
10X Genomics Inc
(e)
217 19
Abbott Laboratories 2,862 262
ABIOMED Inc
(e)
177 43
Adaptive Biotechnologies Corp
(e)
284 14
Align Technology Inc
(e)
313 86
Avantor Inc
(e)
69,935 1,189
Baxter International Inc 854 73
Bio- Techne Corp 143 38
Bruker Corp 176 7
Cooper Cos Inc /The 24 7
Danaher Corp 47,673 8,430
Edwards Lifesciences Corp
(e)
87,500 6,047
Haemonetics Corp
(e)
185 17
Hill-Rom Holdings Inc 32 3
Hologic Inc
(e)
718 41
ICU Medical Inc
(e)
22 4
IDEXX Laboratories Inc
(e)
362 119
Insulet Corp
(e)
252 49
Intuitive Surgical Inc
(e)
22,002 12,537
Masimo Corp
(e)
193 44
Novocure Ltd
(e)
397 23
Penumbra Inc
(e)
128 23
Quidel Corp
(e)
148 33
Repligen Corp
(e)
208 26
ResMed Inc 616 118
STERIS PLC 18 3
Stryker Corp 23,270 4,193
Tandem Diabetes Care Inc
(e)
208 21
Teleflex Inc 117 43
Thermo Fisher Scientific Inc 27,659 10,022
Varian Medical Systems Inc
(e)
46 6
West Pharmaceutical Services Inc 293 66
$ 43,606
Healthcare - Services - 2.35%
Amedisys Inc
(e)
126 25
Anthem Inc 5,190 1,365
Centene Corp
(e)
23,953 1,522
Charles River Laboratories International Inc
(e)
173 30
Chemed Corp 63 28
DaVita Inc
(e)
55 4
Encompass Health Corp 176 11
HCA Healthcare Inc 22,000 2,135
Humana Inc 5,419 2,102
IQVIA Holdings Inc
(e)
289 41
Laboratory Corp of America Holdings
(e)
22 4
Molina Healthcare Inc
(e)
159 28
PPD Inc
(e)
210 6
Syneos Health Inc
(e)
27 2
Teladoc Health Inc
(e)
267 51
UnitedHealth Group Inc 18,424 5,434
$ 12,788
Home Builders - 0.00%
NVR Inc
(e)
1 3
Home Furnishings - 0.00%
Dolby Laboratories Inc 31 2
Tempur Sealy International Inc
(e)
140 10
$ 12

Schedule of Investments
LargeCap Growth Account I
June 30, 2020 (unaudited)
See accompanying notes.
65
COMMON STOCKS (continued) Shares Held Value (000’s)
Housewares - 0.01%
Scotts Miracle- Gro Co/The 151 $ 20
Toro Co/The 386 26
$ 46
Insurance - 0.08%
Alleghany Corp 5 3
Aon PLC 919 177
Axis Capital Holdings Ltd 29 1
Brown & Brown Inc 50 2
Erie Indemnity Co 58 11
Lincoln National Corp 95 4
Marsh & McLennan Cos Inc 1,576 169
Primerica Inc 100 12
Progressive Corp/The 676 54
RenaissanceRe Holdings Ltd 66 11
$ 444
Internet - 21.70%
Alibaba Group Holding Ltd ADR
(e)
40,139 8,658
Alphabet Inc - A Shares
(e)
9,868 13,993
Alphabet Inc - C Shares
(e)
11,321 16,004
Amazon.com Inc
(e)
14,406 39,744
Anaplan Inc
(e)
521 24
Booking Holdings Inc
(e)
1,494 2,379
CDW Corp/DE 569 66
eBay Inc 2,630 138
Etsy Inc
(e)
472 50
Expedia Group Inc 61 5
Facebook Inc
(e)
66,414 15,081
FireEye Inc
(e)
199 2
GoDaddy Inc
(e)
663 49
Grubhub Inc
(e)
34 2
Match Group Inc
(e)
8,410 2,720
Match Group Inc
(a),(e)
222 24
Netflix Inc
(e)
13,016 5,923
NortonLifeLock Inc 2,232 44
Okta Inc
(e)
495 99
Palo Alto Networks Inc
(e)
391 90
Pinterest Inc
(e)
1,334 30
Proofpoint Inc
(e)
227 25
Roku Inc
(e)
407 47
Snap Inc Class A
(e)
114,491 2,689
Spotify Technology SA
(e)
17,048 4,401
Tencent Holdings Ltd ADR 74,961 4,798
Uber Technologies Inc
(e)
4,204 131
VeriSign Inc
(e)
243 50
Wayfair Inc
(e)
239 47
Wix.com Ltd
(e)
2,054 526
Zendesk Inc
(e)
452 40
Zillow Group Inc - A Shares
(e)
25 2
Zillow Group Inc - C Shares
(e)
59 3
$ 117,884
Leisure Products & Services - 0.00%
Peloton Interactive Inc
(e)
95 6
Planet Fitness Inc
(e)
182 11
Polaris Inc 25 2
Virgin Galactic Holdings Inc
(a),(e)
206 3
$ 22
Lodging - 0.27%
Hilton Worldwide Holdings Inc 15,739 1,156
Las Vegas Sands Corp 568 26
Wynn Resorts Ltd 3,738 278
$ 1,460
Machinery - Construction & Mining - 0.01%
BWX Technologies Inc 244 14
Vertiv Holdings Co
(e)
797 11
$ 25
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 0.28%
Cognex Corp 659 $ 39
Graco Inc 331 16
Ingersoll Rand Inc
(e)
48,511 1,364
Nordson Corp 188 36
Rockwell Automation Inc 226 48
$ 1,503
Media - 0.08%
Altice USA Inc
(e)
1,295 29
Cable One Inc 20 35
Charter Communications Inc
(e)
559 285
FactSet Research Systems Inc 148 49
Liberty Media Corp-Liberty SiriusXM - A Shares
(e)
38 1
Liberty Media Corp-Liberty SiriusXM - C Shares
(e)
80 3
Nexstar Media Group Inc 117 10
Sirius XM Holdings Inc 2,840 17
World Wrestling Entertainment Inc 184 8
$ 437
Mining - 0.00%
Royal Gold Inc 187 23
Miscellaneous Manufacturers - 0.07%
3M Co 1,600 250
Axon Enterprise Inc
(e)
247 24
Donaldson Co Inc 53 2
Illinois Tool Works Inc 559 98
$ 374
Office & Business Equipment - 0.01%
Zebra Technologies Corp
(e)
193 49
Oil & Gas - 0.13%
Concho Resources Inc 13,230 681
Packaging & Containers - 0.02%
Amcor PLC 963 10
Ball Corp 1,196 83
Berry Global Group Inc
(e)
181 8
Crown Holdings Inc
(e)
54 4
Graphic Packaging Holding Co 242 3
$ 108
Pharmaceuticals - 5.22%
AbbVie Inc 7,141 701
Agios Pharmaceuticals Inc
(e)
23 1
AmerisourceBergen Corp 280 28
Becton Dickinson and Co 8,278 1,981
Bristol-Myers Squibb Co 3,297 194
Cardinal Health Inc 1,170 61
Cigna Corp 26,983 5,064
DexCom Inc
(e)
21,687 8,792
Eli Lilly and Co 3,632 596
Global Blood Therapeutics Inc
(e)
234 15
Herbalife Nutrition Ltd
(e)
55 2
Horizon Therapeutics Plc
(e)
681 38
Johnson & Johnson 1,524 214
McKesson Corp 481 74
Merck & Co Inc 9,523 736
Neurocrine Biosciences Inc
(e)
368 45
PRA Health Sciences Inc
(e)
215 21
Reata Pharmaceuticals Inc
(e)
84 13
Sarepta Therapeutics Inc
(e)
298 48
Zoetis Inc 71,003 9,730
$ 28,354
Pipelines - 0.01%
Cheniere Energy Inc
(e)
925 45
Equitrans Midstream Corp
(a)
150 1
$ 46
Private Equity - 0.00%
Apollo Global Management Inc 339 17
Carlyle Group Inc /The
(a)
43 1
$ 18

Schedule of Investments
LargeCap Growth Account I
June 30, 2020 (unaudited)
See accompanying notes.
66
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 1.99%
American Tower Corp 1,837 $ 475
Americold Realty Trust 80 3
Brookfield Property REIT Inc 206 2
CoreSite Realty Corp 108 13
Crown Castle International Corp 1,609 269
Equinix Inc 367 258
Equity LifeStyle Properties Inc 286 18
Extra Space Storage Inc 356 33
Iron Mountain Inc 670 17
Public Storage 395 76
SBA Communications Corp 32,229 9,601
Simon Property Group Inc 959 66
$ 10,831
Retail - 5.35%
AutoZone Inc
(e)
56 63
Best Buy Co Inc 166 15
Burlington Stores Inc
(e)
233 46
CarMax Inc
(e)
11,159 999
Carvana Co
(a),(e)
25,716 3,091
Chipotle Mexican Grill Inc
(e)
1,321 1,390
Costco Wholesale Corp 20,534 6,226
Dollar General Corp 19,595 3,733
Dollar Tree Inc
(e)
449 42
Domino's Pizza Inc 157 58
Dunkin' Brands Group Inc 280 18
Five Below Inc
(e)
218 23
Floor & Decor Holdings Inc
(e)
325 19
Home Depot Inc /The 2,153 539
Lowe's Cos Inc 3,144 425
Lululemon Athletica Inc
(e)
27,858 8,692
McDonald's Corp 347 64
Ollie's Bargain Outlet Holdings Inc
(e)
188 18
O'Reilly Automotive Inc
(e)
294 124
Ross Stores Inc 34,536 2,944
Starbucks Corp 2,705 199
TJX Cos Inc /The 3,892 197
Tractor Supply Co 463 61
Ulta Beauty Inc
(e)
201 41
Wendy's Co/The 718 16
Williams-Sonoma Inc 51 4
Yum China Holdings Inc 101 5
Yum! Brands Inc 91 8
$ 29,060
Semiconductors - 2.55%
Advanced Micro Devices Inc
(e)
28,837 1,518
Analog Devices Inc 5 1
Applied Materials Inc 3,484 211
ASML Holding NV - NY Reg Shares 8,621 3,173
Broadcom Inc 1,398 441
Entegris Inc 502 30
Inphi Corp
(e)
191 22
IPG Photonics Corp
(e)
9 1
KLA Corp 622 121
Lam Research Corp 551 178
Marvell Technology Group Ltd 36,004 1,262
Maxim Integrated Products Inc 353 21
Microchip Technology Inc 705 74
MKS Instruments Inc 164 19
Monolithic Power Systems Inc 173 41
NVIDIA Corp 2,240 851
NXP Semiconductors NV 45,216 5,156
QUALCOMM Inc 4,514 412
Teradyne Inc 663 56
Texas Instruments Inc 1,499 190
Xilinx Inc 979 96
$ 13,874
Shipbuilding - 0.00%
Huntington Ingalls Industries Inc 15 3
COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 19.52%
Activision Blizzard Inc 1,209 $ 92
Adobe Inc
(e)
15,051 6,552
Akamai Technologies Inc
(e)
528 57
Alteryx Inc
(e)
210 34
ANSYS Inc
(e)
343 100
Aspen Technology Inc
(e)
253 26
Atlassian Corp PLC
(e)
501 90
Autodesk Inc
(e)
38,722 9,262
Bill.com Holdings Inc
(e)
64 6
Black Knight Inc
(e)
579 42
Broadridge Financial Solutions Inc 459 58
Cadence Design Systems Inc
(e)
1,104 106
CDK Global Inc 63 3
Ceridian HCM Holding Inc
(e)
299 24
Cerner Corp 1,219 84
Change Healthcare Inc
(e)
714 8
Citrix Systems Inc 135 20
Cloudflare Inc
(e)
436 16
Coupa Software Inc
(e)
267 74
Datadog Inc
(e)
610 53
DocuSign Inc
(e)
758 131
Dropbox Inc - A Shares
(e)
983 21
Dynatrace Inc
(e)
608 25
Elastic NV
(e)
218 20
Electronic Arts Inc
(e)
76,274 10,072
Everbridge Inc
(e)
136 19
Fair Isaac Corp
(e)
112 47
Fastly Inc
(e)
291 25
Fidelity National Information Services Inc 16,859 2,261
Fiserv Inc
(e)
420 41
Five9 Inc
(e)
246 27
Guidewire Software Inc
(e)
63 7
HubSpot Inc
(e)
166 37
Intuit Inc 47,796 14,156
Jack Henry & Associates Inc 240 44
Manhattan Associates Inc
(e)
226 21
Medallia Inc
(e)
328 8
Microsoft Corp 188,305 38,322
MongoDB Inc
(e)
3,727 844
MSCI Inc 356 119
New Relic Inc
(e)
201 14
Nutanix Inc
(e)
713 17
Oracle Corp 6,718 371
Paychex Inc 1,016 77
Paycom Software Inc
(e)
198 61
Pegasystems Inc 142 14
Pluralsight Inc
(e)
375 7
PTC Inc
(e)
418 32
RealPage Inc
(e)
308 20
RingCentral Inc
(e)
307 87
salesforce.com Inc
(e)
63,393 11,876
ServiceNow Inc
(e)
7,626 3,089
Slack Technologies Inc
(e)
27,480 855
Smartsheet Inc
(e)
442 22
Snowflake Inc - Class B
(e),(f),(g)
522 20
Splunk Inc
(e)
17,710 3,519
SS&C Technologies Holdings Inc 188 11
Stripe Inc - Class B
(e),(f),(g),(h)
5,754 90
Synopsys Inc
(e)
8,246 1,608
Take-Two Interactive Software Inc
(e)
416 58
Teradata Corp
(e)
338 7
Twilio Inc
(e)
460 101
Tyler Technologies Inc
(e)
157 54
Veeva Systems Inc
(e)
575 135
VMware Inc
(a),(e)
317 49
Workday Inc
(e)
3,588 672
Zoom Video Communications Inc
(a),(e)
719 182
Zynga Inc
(e)
2,922 28
$ 106,030

Schedule of Investments
LargeCap Growth Account I
June 30, 2020 (unaudited)
See accompanying notes.
67
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 0.01%
Arista Networks Inc
(e)
194 $ 41
CommScope Holding Co Inc
(e)
47 1
LogMeIn Inc 16 1
Motorola Solutions Inc 14 2
PagerDuty Inc
(e)
273 8
Switch Inc 354 6
T-Mobile US Inc - Rights
(e)
652 —
Ubiquiti Inc 29 5
$ 64
Toys, Games & Hobbies - 0.00%
Mattel Inc
(e)
818 8
Transportation - 0.38%
CH Robinson Worldwide Inc 84 7
Expeditors International of Washington Inc 408 31
JB Hunt Transport Services Inc 4,749 571
Landstar System Inc 125 14
Norfolk Southern Corp 5,313 933
Old Dominion Freight Line Inc 337 57
Union Pacific Corp 1,389 235
United Parcel Service Inc 1,867 208
XPO Logistics Inc
(e)
19 1
$ 2,057
TOTAL COMMON STOCKS $ 526,598
CONVERTIBLE PREFERRED STOCKS
- 0.10% Shares Held Value (000's)
Automobile Manufacturers - 0.04%
Waymo LLC Series A-2 0.00%
(e),(f),(g)
2,489 $ 214
Internet - 0.06%
Airbnb Inc - Series D 0.00%
(e),(f),(g),(h)
3,936 257
Airbnb Inc - Series E 0.00%
(e),(f),(g),(h)
1,119 73
$ 330
TOTAL CONVERTIBLE PREFERRED STOCKS $ 544
PREFERRED STOCKS - 0.20% Shares Held Value (000's)
Automobile Manufacturers - 0.12%
Rivian Automotive Series D 0.00%
(e),(f),(g),(h)
61,168 657
Internet - 0.02%
Doordash 0.00%
(e),(f),(g)
377 $ 87
Software - 0.04%
Magic Leap Inc - Series C 0.00%
(e),(f),(g),(h)
5,653 26
Magic Leap Inc - Series D 0.00%
(e),(f),(g),(h)
1,903 11
UIPATH Inc Series D-1 0.00%
(e),(f),(g),(h)
4,548 179
UIPATH Inc Series D-2 0.00%
(e),(f),(g),(h)
764 30
$ 246
Telecommunications - 0.02%
Aurora Innovation 0.00%
(e),(f),(g),(h)
12,920 119
TOTAL PREFERRED STOCKS $ 1,109
Total Investments $ 545,853
Other Assets and Liabilities -  (0.48)% (2,600)
TOTAL NET ASSETS - 100.00% $ 543,253
(a) Security or a portion of the security was on loan at the end of the period.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,132 or
0.39% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(e) Non-income producing security
(f) Restricted Security. Please see Restricted Security sub-schedule for additional information.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $1,763 or 0.32%
of net assets.
(h) The value of these investments was determined using significant unobservable inputs.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 27.53%
Technology 26.40%
Communications 21.90%
Consumer, Cyclical 6.68%
Financial 6.49%
Industrial 5.90%
Money Market Funds 2.41%
Basic Materials 1.53%
Utilities 0.66%
Investment Companies 0.47%
Domestic Equity Funds 0.36%
Energy 0.15%
Other Assets and Liabilities
(0.48)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap Growth Account I
June 30, 2020 (unaudited)
See accompanying notes.
68
Affiliated Securities December 31, 2019 Purchases Sales June 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 5,083 $ 84,037 $ 78,151 $ 10,969
Principal Millennials Index ETF 199 — 199 —
Principal Price Setters Index ETF 66 — — 63
Principal Sustainable Momentum Index ETF 21 — 20 —
Principal U.S. Mega-Cap Multi-Factor Index ETF 166 — 156 —
$ 5,535 $ 84,037 $ 78,52 6 $ 11,032
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 27 $ — $ — $ —
Principal Millennials Index ETF — 37 — (3 7 )
Principal Price Setters Index ETF — — — (3)
Principal Sustainable Momentum Index ETF — 1 — (2)
Principal U.S. Mega-Cap Multi-Factor Index ETF 1 12 — (22)
$ 28 $ 50 $ — $ (6 4 )
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Airbnb Inc - Series D   0.00% 04/16/2014 $ 160 $ 257 0.05%
Airbnb Inc - Series E   0.00% 07/14/2015 104 73 0.01%
Aurora Innovation   0.00% 03/01/2019 119 119 0.02%
Doordash 0.00% 06/17/2020 87 87 0.02%
Magic Leap Inc - Series C   0.00% 01/20/2016 130 26 0.00%
Magic Leap Inc - Series D   0.00% 10/12/2017 5 1 11 0.00%
Rivian Automotive Series D   0.00% 12/23/2019 657 657 0.12%
Snowflake Inc - Class B 03/17/2020 20 20 0.00%
Stripe Inc - Class B 12/17/2019 90 90 0.02%
UIPATH Inc Series D-1   0.00% 04/26/2019 179 179 0.03%
UIPATH Inc Series D-2   0.00% 04/26/2019 30 30 0.01%
Waymo LLC Series A-2   0.00% 05/08/2020 214 214 0.04%
Total $ 1,763 0.32%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini ; September 2020 Long 21 $ 3,245 $ 33
Total $ 33
Amounts in thousands except contracts.

Schedule of Investments
MidCap Account
June 30, 2020 (unaudited)
See accompanying notes.
69
INVESTMENT COMPANIES - 0.21% Shares Held Value (000's)
Money Market Funds - 0.21%
BlackRock Liquidity FedFund - Institutional
Class 0.09%
(a),(b)
197,078 $ 197
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
922,788 923
$ 1,120
TOTAL INVESTMENT COMPANIES $ 1,120
COMMON STOCKS - 100.11% Shares Held Value (000's)
Aerospace & Defense - 5.22%
HEICO Corp - Class A 66,970 $ 5,440
TransDigm Group Inc 51,584 22,803
$ 28,243
Banks - 1.26%
First Republic Bank/CA 48,990 5,193
M&T Bank Corp 15,642 1,626
$ 6,819
Beverages - 0.54%
Brown-Forman Corp - B Shares 46,029 2,930
Building Materials - 3.72%
Martin Marietta Materials Inc 28,940 5,978
Summit Materials Inc
(d)
131,622 2,117
Vulcan Materials Co 103,602 12,002
$ 20,097
Chemicals - 0.68%
Air Products and Chemicals Inc 15,185 3,666
Commercial Services - 10.45%
CoStar Group Inc
(d)
15,585 11,076
Everarc Holdings Ltd
(d)
92,882 1,205
Everarc Holdings Ltd - Warrants
(d)
97,671 25
Gartner Inc
(d)
76,548 9,287
IHS Markit Ltd 102,174 7,714
Moody's Corp 21,716 5,966
S&P Global Inc 7,522 2,478
Square Inc
(d)
20,881 2,191
TransUnion 100,087 8,712
Verisk Analytics Inc 45,980 7,826
$ 56,480
Distribution & Wholesale - 3.98%
Copart Inc
(d)
167,752 13,968
Fastenal Co 175,718 7,528
$ 21,496
Diversified Financial Services - 1.93%
Credit Acceptance Corp
(d)
24,946 10,453
Electric - 2.22%
Brookfield Infrastructure Partners LP 220,654 9,071
Brookfield Renewable Partners LP 60,794 2,912
$ 11,983
Electronics - 3.35%
Mettler -Toledo International Inc
(d)
9,108 7,337
Roper Technologies Inc 27,735 10,768
$ 18,105
Entertainment - 2.83%
Liberty Media Corp-Liberty Braves - A Shares
(d)
5,176 104
Liberty Media Corp-Liberty Braves - C Shares
(d)
18,935 374
Live Nation Entertainment Inc
(d)
167,625 7,431
Vail Resorts Inc 40,698 7,413
$ 15,322
Hand & Machine Tools - 0.66%
Colfax Corp
(d)
127,081 3,545
Healthcare - Products - 1.28%
IDEXX Laboratories Inc
(d)
20,901 6,901
Home Builders - 2.16%
Lennar Corp - A Shares 86,908 5,355
Lennar Corp - B Shares 1,475 68
NVR Inc
(d)
1,915 6,241
$ 11,664
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 8.00%
Aon PLC 21,695 $ 4,178
Arch Capital Group Ltd
(d)
263,544 7,551
Brown & Brown Inc 185,125 7,546
Fidelity National Financial Inc 212,087 6,503
Markel Corp
(d)
14,313 13,213
Progressive Corp/The 52,893 4,237
$ 43,228
Internet - 4.94%
VeriSign Inc
(d)
53,963 11,161
Wix.com Ltd
(d)
60,608 15,529
$ 26,690
Investment Companies - 0.23%
Brookfield Business Partners LP 12,809 395
Brookfield Infrastructure Corp
(e)
19,143 872
$ 1,267
Lodging - 2.67%
Hilton Worldwide Holdings Inc 154,678 11,361
Hyatt Hotels Corp 61,300 3,083
$ 14,444
Machinery - Diversified - 0.13%
Cognex Corp 11,856 708
Media - 3.77%
Liberty Broadband Corp - A Shares
(d)
23,522 2,874
Liberty Broadband Corp - C Shares
(d)
63,346 7,853
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
18,376 536
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
129,880 4,119
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
30,630 1,057
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
114,199 3,934
$ 20,373
Private Equity - 7.20%
Brookfield Asset Management Inc 665,340 21,890
Kennedy-Wilson Holdings Inc 158,273 2,409
KKR & Co Inc 347,588 10,733
Onex Corp 87,192 3,872
$ 38,904
Real Estate - 2.62%
Brookfield Property Partners LP 77,618 768
CBRE Group Inc
(d)
219,778 9,938
Howard Hughes Corp/The
(d)
66,228 3,440
$ 14,146
REITs - 3.84%
Equinix Inc 4,881 3,428
SBA Communications Corp 54,000 16,088
Vornado Realty Trust 32,458 1,240
$ 20,756
Retail - 10.59%
CarMax Inc
(d)
204,296 18,295
Dollar General Corp 15,510 2,955
Domino's Pizza Inc 21,968 8,116
O'Reilly Automotive Inc
(d)
35,624 15,021
Restaurant Brands International Inc 187,359 10,235
Ross Stores Inc 30,783 2,624
$ 57,246
Semiconductors - 1.64%
Microchip Technology Inc 84,081 8,85 6
Software - 12.28%
ANSYS Inc
(d)
36,821 10,742
Autodesk Inc
(d)
66,955 16,015
Black Knight Inc
(d)
199,340 14,464
Guidewire Software Inc
(d)
78,070 8,654
MSCI Inc 14,598 4,873
RealPage Inc
(d)
103,634 6,737
Slack Technologies Inc
(d)
102,580 3,189

Schedule of Investments
MidCap Account
June 30, 2020 (unaudited)
See accompanying notes.
70
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Tyler Technologies Inc
(d)
4,836 $ 1,678
$ 66,352
Telecommunications - 1.92%
GCI Liberty Inc
(d)
73,331 5,216
Motorola Solutions Inc 36,982 5,182
$ 10,398
TOTAL COMMON STOCKS $ 541,07 2
Total Investments $ 542,19 2
Other Assets and Liabilities -  (0.32)% (1,75 1 )
TOTAL NET ASSETS - 100.00% $ 540,441
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $197 or
0.04% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  (unaudited)
Sector Percent
Financial 25.08%
Consumer, Cyclical 22.23%
Technology 13.92%
Industrial 13.08%
Consumer, Non-cyclical 12.27%
Communications 10.63%
Utilities 2.22%
Basic Materials 0.68%
Money Market Funds 0.21%
Other Assets and Liabilities
(0.32)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales June 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 252 $ 97,945 $ 97,274 $ 923
$ 252 $ 97,945 $ 97,274 $ 923
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 3 $ — $ — $ —
$ 3 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2020 (unaudited)
See accompanying notes.
71
INVESTMENT COMPANIES - 1.51% Shares Held Value (000's)
Money Market Funds - 1.51%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
2,158,758 $ 2,159
TOTAL INVESTMENT COMPANIES $ 2,159
COMMON STOCKS - 99.07% Shares Held Value (000's)
Aerospace & Defense - 1.18%
Northrop Grumman Corp 3,580 $ 1,101
Teledyne Technologies Inc
(b)
1,909 593
$ 1,694
Apparel - 1.93%
Deckers Outdoor Corp
(b)
9,278 1,822
NIKE Inc 9,575 939
$ 2,761
Automobile Manufacturers - 0.87%
PACCAR Inc 16,584 1,241
Banks - 3.34%
JPMorgan Chase & Co 32,602 3,067
PNC Financial Services Group Inc/The 16,244 1,709
$ 4,776
Beverages - 2.45%
Keurig Dr Pepper Inc 23,034 654
PepsiCo Inc 21,510 2,845
$ 3,499
Chemicals - 1.09%
FMC Corp 15,614 1,555
Commercial Services - 0.70%
PayPal Holdings Inc
(b)
5,774 1,006
Computers - 5.42%
Apple Inc 21,260 7,756
Consumer Products - 1.32%
Church & Dwight Co Inc 24,450 1,890
Diversified Financial Services - 5.57%
Ameriprise Financial Inc 8,067 1,210
BlackRock Inc 2,019 1,099
Charles Schwab Corp/The 37,679 1,271
Discover Financial Services 16,698 836
Nasdaq Inc 7,775 929
Visa Inc 13,583 2,624
$ 7,969
Electric - 3.33%
NextEra Energy Inc 10,586 2,543
Xcel Energy Inc 35,622 2,226
$ 4,769
Electronics - 1.91%
Honeywell International Inc 10,815 1,564
Roper Technologies Inc 3,017 1,171
$ 2,735
Environmental Control - 1.06%
Republic Services Inc 16,696 1,370
Waste Connections Inc 1,555 146
$ 1,516
Food - 1.05%
McCormick & Co Inc/MD 7,587 1,361
Tyson Foods Inc 2,390 143
$ 1,504
Hand & Machine Tools - 0.52%
Snap-on Inc 5,364 743
Healthcare - Products - 4.75%
Abbott Laboratories 14,816 1,355
Edwards Lifesciences Corp
(b)
11,622 803
Medtronic PLC 14,432 1,323
Thermo Fisher Scientific Inc 6,742 2,443
Varian Medical Systems Inc
(b)
7,065 866
$ 6,790
Healthcare - Services - 1.99%
UnitedHealth Group Inc 6,469 1,908
Universal Health Services Inc 10,052 934
$ 2,842
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 3.24%
Chubb Ltd 7,321 $ 927
Fidelity National Financial Inc 37,556 1,151
Marsh & McLennan Cos Inc 16,858 1,810
Progressive Corp/The 9,247 741
$ 4,629
Internet - 10.08%
Alphabet Inc - A Shares
(b)
2,992 4,243
Amazon.com Inc
(b)
2,510 6,925
Facebook Inc
(b)
10,557 2,397
Netflix Inc
(b)
1,879 855
$ 14,420
Machinery - Diversified - 0.91%
Deere & Co 8,293 1,303
Media - 1.87%
Comcast Corp - Class A 38,191 1,489
Nexstar Media Group Inc 3,853 322
Walt Disney Co/The 7,716 860
$ 2,671
Miscellaneous Manufacturers - 0.49%
3M Co 4,518 705
Oil & Gas - 2.22%
Chevron Corp 23,822 2,126
Valero Energy Corp 17,740 1,043
$ 3,169
Packaging & Containers - 1.04%
Ball Corp 21,510 1,495
Pharmaceuticals - 7.49%
Becton Dickinson and Co 8,860 2,120
Bristol-Myers Squibb Co 29,534 1,737
DexCom Inc
(b)
1,252 507
Johnson & Johnson 13,098 1,842
Merck & Co Inc 32,466 2,510
Pfizer Inc 28,001 916
Roche Holding AG ADR 24,734 1,073
$ 10,705
REITs - 3.20%
Alexandria Real Estate Equities Inc 14,898 2,417
American Tower Corp 1,150 297
Extra Space Storage Inc 10,294 951
Prologis Inc 9,705 906
$ 4,571
Retail - 5.94%
Costco Wholesale Corp 6,675 2,024
Home Depot Inc/The 10,158 2,545
Lululemon Athletica Inc
(b)
6,453 2,013
Starbucks Corp 8,941 658
Target Corp 10,463 1,255
$ 8,495
Semiconductors - 5.17%
Broadcom Inc 4,861 1,534
Lam Research Corp 5,373 1,738
Microchip Technology Inc 12,380 1,304
NVIDIA Corp 3,137 1,192
Taiwan Semiconductor Manufacturing Co Ltd
ADR
28,722 1,630
$ 7,398
Software - 12.90%
Adobe Inc
(b)
8,044 3,502
Fair Isaac Corp
(b)
4,910 2,052
Fidelity National Information Services Inc 17,053 2,287
Microsoft Corp 39,881 8,116
salesforce.com Inc
(b)
5,479 1,026
ServiceNow Inc
(b)
3,602 1,459
$ 18,442
Telecommunications - 4.23%
Cisco Systems Inc 28,986 1,352
T-Mobile US Inc
(b)
22,905 2,386
T-Mobile US Inc - Rights
(b)
22,905 4

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2020 (unaudited)
See accompanying notes.
72
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Verizon Communications Inc 41,781 $ 2,303
$ 6,045
Toys, Games & Hobbies - 0.11%
Hasbro Inc 2,013 151
Transportation - 1.70%
Expeditors International of Washington Inc 13,013 990
Union Pacific Corp 8,518 1,440
$ 2,430
TOTAL COMMON STOCKS $ 141,675
Total Investments $ 143,834
Other Assets and Liabilities -  (0.58)% (825)
TOTAL NET ASSETS - 100.00% $ 143,009
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Technology 23.49%
Consumer, Non-cyclical 19.75%
Communications 16.18%
Financial 15.35%
Consumer, Cyclical 8.85%
Industrial 8.81%
Utilities 3.33%
Energy 2.22%
Money Market Funds 1.51%
Basic Materials 1.09%
Other Assets and Liabilities
(0.58)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales June 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 2,945 $ 17,019 $ 17,805 $ 2,159
$ 2,945 $ 17,019 $ 17,805 $ 2,159
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 11 $ — $ — $ —
$ 11 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Real Estate Securities Account
June 30, 2020 (unaudited)
See accompanying notes.
73
INVESTMENT COMPANIES - 0.03% Shares Held Value (000's)
Money Market Funds - 0.03%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
41,532 $ 42
TOTAL INVESTMENT COMPANIES $ 42
COMMON STOCKS - 99.49% Shares Held Value (000's)
Lodging - 0.70%
Choice Hotels International Inc 7,910 $ 624
Hilton Worldwide Holdings Inc 3,969 292
$ 916
REITs - 98.79%
Alexandria Real Estate Equities Inc 27,579 4,475
American Assets Trust Inc 25,911 721
American Campus Communities Inc 11,270 394
American Homes 4 Rent 197,098 5,302
American Tower Corp 15,245 3,941
Apartment Investment and Management Co 76,197 2,868
AvalonBay Communities Inc 54,838 8,480
Boston Properties Inc 29,191 2,638
Brandywine Realty Trust 61,568 671
Camden Property Trust 23,443 2,139
CoreSite Realty Corp 16,756 2,029
Cousins Properties Inc 85,229 2,542
CubeSmart 72,374 1,953
CyrusOne Inc 30,195 2,197
DiamondRock Hospitality Co 92,435 511
Digital Realty Trust Inc 6,933 985
Equinix Inc 18,469 12,971
Equity LifeStyle Properties Inc 45,850 2,865
Equity Residential 32,218 1,895
Essential Properties Realty Trust Inc 72,265 1,072
Essex Property Trust Inc 20,803 4,767
Extra Space Storage Inc 31,520 2,912
First Industrial Realty Trust Inc 34,463 1,325
Healthcare Trust of America Inc 157,934 4,188
Healthpeak Properties Inc 89,337 2,462
Invitation Homes Inc 275,759 7,592
Kilroy Realty Corp 30,543 1,793
Park Hotels & Resorts Inc 106,360 1,052
Prologis Inc 152,937 14,274
PS Business Parks Inc 1,385 183
Public Storage 6,391 1,226
Regency Centers Corp 48,485 2,225
Rexford Industrial Realty Inc 46,253 1,916
Sabra Health Care REIT Inc 114,912 1,658
Saul Centers Inc 14,445 466
Simon Property Group Inc 19,261 1,317
STORE Capital Corp 141,972 3,380
Sun Communities Inc 32,055 4,349
Taubman Centers Inc 7,033 266
Terreno Realty Corp 54,190 2,853
VICI Properties Inc 107,614 2,173
Welltower Inc 111,496 5,770
Weyerhaeuser Co 32,160 722
$ 129,518
TOTAL COMMON STOCKS $ 130,434
Total Investments $ 130,476
Other Assets and Liabilities -  0.48% 633
TOTAL NET ASSETS - 100.00% $ 131,109
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Sector Percent
Financial 98.79%
Consumer, Cyclical 0.70%
Money Market Funds 0.03%
Other Assets and Liabilities
0.48%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Real Estate Securities Account
June 30, 2020 (unaudited)
See accompanying notes.
74
Affiliated Securities December 31, 2019 Purchases Sales June 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 1,130 $ 12,836 $ 13,924 $ 42
$ 1,130 $ 12,836 $ 13,924 $ 42
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 3 $ — $ — $ —
$ 3 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
June 30, 2020 (unaudited)
See accompanying notes.
75
INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Money Market Funds - 1.78%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
11,310,294 $ 11,310
Principal Exchange-Traded Funds - 20.44%
Principal Active Global Dividend Income ETF
( a)
1,219,500 32,042
Principal Active Income ETF
( a)
249,900 9,028
Principal Investment Grade Corporate Active
ETF
( a)
160,200 4,289
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
2,304,200 69,243
Principal U.S. Small-Cap Multi-Factor Index
ETF
( a)
544,600 14,888
$ 129,490
Principal Funds, Inc. Class R-6 - 49.43%
Blue Chip Fund
( a)
2,077,334 61,593
Core Fixed Income Fund
( a)
7,513,863 76,416
Diversified International Fund
( a)
6,025,324 71,099
Diversified Real Asset Fund
( a)
1,795,161 18,706
Edge MidCap Fund
( a)
1,803,546 24,835
Global Real Estate Securities Fund
( a)
1,895,052 16,260
High Yield Fund
( a)
1,368,901 9,158
International Small Company Fund
( a)
870,682 8,402
Origin Emerging Markets Fund
( a)
835,220 9,237
Spectrum Preferred and Capital Securities Income
Fund
( a)
1,786,713 17,545
$ 313,251
Principal Funds, Inc. Institutional Class - 9.38%
Inflation Protection Fund
( a)
1,043,882 9,489
Short-Term Income Fund
( a)
3,988,060 49,930
$ 59,419
Principal Variable Contracts Funds, Inc.  Class 1 - 18.99%
Equity Income Account
( a)
3,198,282 76,919
Government & High Quality Bond Account
( a)
4,321,018 43,426
$ 120,345
TOTAL INVESTMENT COMPANIES $ 633,815
Total Investments $ 633,815
Other Assets and Liabilities -  (0.02)% (156)
TOTAL NET ASSETS - 100.00% $ 633,659
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 45.82%
Domestic Equity Funds 39.06%
International Equity Funds 10.41%
Specialty Funds 2.95%
Money Market Funds 1.78%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Balanced Portfolio
June 30, 2020 (unaudited)
See accompanying notes.
76
Affiliated Securities December 31, 2019 Purchases Sales June 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 64,076 $ 92 $ 8,747 $ 61,593
Core Fixed Income Fund 84,277 1,568 12,232 76,416
Diversified International Fund 82,310 276 4,802 71,099
Diversified Real Asset Fund 22,012 106 1,137 18,706
Edge MidCap Fund 29,239 124 1,353 24,835
Equity Income Account 92,733 311 2,833 76,919
Global Real Estate Securities Fund 20,186 135 610 16,260
Government & High Quality Bond Account 46,640 486 4,808 43,426
High Yield Fund 10,183 462 796 9,158
Inflation Protection Fund 10,145 65 1,205 9,489
International Small Company Fund 10,223 59 339 8,402
Origin Emerging Markets Fund 10,362 35 721 9,237
Principal Active Global Dividend Income ETF 36,652 — — 32,042
Principal Active Income ETF 9,639 605 — 9,028
Principal Government Money Market Fund - Institutional Class 0.00% 2,721 9,193 604 11,310
Principal Investment Grade Corporate Active ETF 5,329 — 1,198 4,289
Principal U.S. Mega-Cap Multi-Factor Index ETF 72,121 — — 69,243
Principal U.S. Small-Cap Multi-Factor Index ETF 17,732 — — 14,888
Short-Term Income Fund 53,153 856 5,000 49,930
Spectrum Preferred and Capital Securities Income Fund 18,459 663 522 17,545
$ 698,192 $ 15,036 $ 46,907 $ 633,815
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ 1,223 $ — $ 4,949
Core Fixed Income Fund 1,057 61 — 2,742
Diversified International Fund — (8) — (6,677)
Diversified Real Asset Fund — (55) — (2,220)
Edge MidCap Fund — (96) — (3,079)
Equity Income Account — 86 — (13,378)
Global Real Estate Securities Fund 28 (52) — (3,399)
Government & High Quality Bond Account — (9) — 1,117
High Yield Fund 261 (22) — (669)
Inflation Protection Fund 13 28 — 456
International Small Company Fund — (10) — (1,531)
Origin Emerging Markets Fund — (26) — (413)
Principal Active Global Dividend Income ETF 164 — — (4,610)
Principal Active Income ETF 192 — — (1,216)
Principal Government Money Market Fund - Institutional Class 0.00% 15 — — —
Principal Investment Grade Corporate Active ETF 67 90 — 68
Principal U.S. Mega-Cap Multi-Factor Index ETF 338 — — (2,878)
Principal U.S. Small-Cap Multi-Factor Index ETF 43 — — (2,844)
Short-Term Income Fund 521 14 — 907
Spectrum Preferred and Capital Securities Income Fund 414 (46) — (1,009)
$ 3,113 $ 1,178 $ — $ (33,684)
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
June 30, 2020 (unaudited)
See accompanying notes.
77
INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Money Market Funds - 1.86%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
3,283,360 $ 3,283
Principal Exchange-Traded Funds - 13.83%
Principal Active Global Dividend Income ETF
( a)
133,000 3,495
Principal Active Income ETF
( a)
132,100 4,772
Principal Investment Grade Corporate Active
ETF
( a)
65,800 1,762
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
396,800 11,924
Principal U.S. Small-Cap Multi-Factor Index
ETF
( a)
91,200 2,493
$ 24,446
Principal Funds, Inc. Class R-6 - 51.63%
Blue Chip Fund
( a)
412,458 12,229
Core Fixed Income Fund
( a)
3,170,670 32,246
Diversified International Fund
( a)
1,198,984 14,148
Diversified Real Asset Fund
( a)
441,940 4,605
Edge MidCap Fund
( a)
363,895 5,011
Global Diversified Income Fund
( a)
380,941 4,560
Global Real Estate Securities Fund
( a)
415,424 3,564
High Yield Fund
( a)
591,143 3,955
International Small Company Fund
( a)
169,496 1,636
Origin Emerging Markets Fund
( a)
161,550 1,787
Spectrum Preferred and Capital Securities Income
Fund
( a)
769,585 7,557
$ 91,298
Principal Funds, Inc. Institutional Class - 13.98%
Inflation Protection Fund
( a)
489,790 4,452
Short-Term Income Fund
( a)
1,619,275 20,273
$ 24,725
Principal Variable Contracts Funds, Inc.  Class 1 - 18.73%
Equity Income Account
( a)
611,317 14,702
Government & High Quality Bond Account
( a)
1,832,491 18,417
$ 33,119
TOTAL INVESTMENT COMPANIES $ 176,871
Total Investments $ 176,871
Other Assets and Liabilities -  (0.03)% (49)
TOTAL NET ASSETS - 100.00% $ 176,822
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 60.85%
Domestic Equity Funds 26.21%
International Equity Funds 5.93%
Specialty Funds 5.18%
Money Market Funds 1.86%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
June 30, 2020 (unaudited)
See accompanying notes.
78
Affiliated Securities December 31, 2019 Purchases Sales June 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 12,479 $ 166 $ 1,644 $ 12,229
Core Fixed Income Fund 34,488 1,596 5,005 32,246
Diversified International Fund 15,831 423 821 14,148
Diversified Real Asset Fund 5,408 107 350 4,605
Edge MidCap Fund 5,620 199 209 5,011
Equity Income Account 17,198 626 647 14,702
Global Diversified Income Fund 5,124 349 226 4,560
Global Real Estate Securities Fund 4,290 195 153 3,564
Government & High Quality Bond Account 19,609 779 2,438 18,417
High Yield Fund 4,201 321 265 3,955
Inflation Protection Fund 4,712 190 678 4,452
International Small Company Fund 2,003 15 85 1,636
Origin Emerging Markets Fund 2,005 29 159 1,787
Principal Active Global Dividend Income ETF 3,997 — — 3,495
Principal Active Income ETF 5,199 216 — 4,772
Principal Government Money Market Fund - Institutional Class 0.00% 580 2,920 217 3,283
Principal Investment Grade Corporate Active ETF 1,906 — 201 1,762
Principal U.S. Mega-Cap Multi-Factor Index ETF 12,420 — — 11,924
Principal U.S. Small-Cap Multi-Factor Index ETF 2,969 — — 2,493
Short-Term Income Fund 21,442 938 2,471 20,273
Spectrum Preferred and Capital Securities Income Fund 7,903 569 431 7,557
$ 189,384 $ 9,638 $ 16,000 $ 176,871
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ 91 $ — $ 1,137
Core Fixed Income Fund 442 (30) — 1,197
Diversified International Fund — (4) — (1,281)
Diversified Real Asset Fund — (16) — (544)
Edge MidCap Fund — (8) — (591)
Equity Income Account — 12 — (2,487)
Global Diversified Income Fund 118 (29) — (658)
Global Real Estate Securities Fund 6 (31) — (737)
Government & High Quality Bond Account — (16) — 483
High Yield Fund 112 (21) — (281)
Inflation Protection Fund 6 14 — 214
International Small Company Fund — 1 — (298)
Origin Emerging Markets Fund — (8) — (80)
Principal Active Global Dividend Income ETF 18 — — (502)
Principal Active Income ETF 102 — — (643)
Principal Government Money Market Fund - Institutional Class 0.00% 3 — — —
Principal Investment Grade Corporate Active ETF 26 15 — 42
Principal U.S. Mega-Cap Multi-Factor Index ETF 58 — — (496)
Principal U.S. Small-Cap Multi-Factor Index ETF 7 — — (476)
Short-Term Income Fund 211 — — 364
Spectrum Preferred and Capital Securities Income Fund 179 (53) — (431)
$ 1,288 $ (83) $ — $ (6,068)
Amounts in thousands.

Schedule of Investments
SAM Conservative Growth Portfolio
June 30, 2020 (unaudited)
See accompanying notes.
79
INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Money Market Funds - 1.68%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
5,521,039 $ 5,521
Principal Exchange-Traded Funds - 21.37%
Principal Active Global Dividend Income ETF
( a)
401,000 10,536
Principal Active Income ETF
( a)
122,900 4,440
Principal Investment Grade Corporate Active
ETF
( a)
50,000 1,339
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
1,451,300 43,613
Principal U.S. Small-Cap Multi-Factor Index
ETF
( a)
375,400 10,262
$ 70,190
Principal Funds, Inc. Class R-6 - 52.70%
Blue Chip Fund
( a)
1,527,766 45,298
Core Fixed Income Fund
( a)
1,466,457 14,914
Diversified International Fund
( a)
4,698,221 55,439
Diversified Real Asset Fund
( a)
1,051,538 10,957
Edge MidCap Fund
( a)
1,413,996 19,471
Global Real Estate Securities Fund
( a)
1,160,983 9,961
International Small Company Fund
( a)
624,732 6,029
Origin Emerging Markets Fund
( a)
570,139 6,306
Spectrum Preferred and Capital Securities Income
Fund
( a)
481,018 4,723
$ 173,098
Principal Funds, Inc. Institutional Class - 4.66%
Short-Term Income Fund
( a)
1,222,609 15,307
Principal Variable Contracts Funds, Inc.  Class 1 - 19.62%
Equity Income Account
( a)
2,219,900 53,388
Government & High Quality Bond Account
( a)
1,099,771 11,053
$ 64,441
TOTAL INVESTMENT COMPANIES $ 328,557
Total Investments $ 328,557
Other Assets and Liabilities -  (0.03)% (100)
TOTAL NET ASSETS - 100.00% $ 328,457
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 52.37%
Fixed Income Funds 32.65%
International Equity Funds 9.99%
Specialty Funds 3.34%
Money Market Funds 1.68%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
June 30, 2020 (unaudited)
See accompanying notes.
80
Affiliated Securities December 31, 2019 Purchases Sales June 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 44,819 $ 171 $ 3,975 $ 45,298
Core Fixed Income Fund 17,340 633 3,521 14,914
Diversified International Fund 61,484 1,223 2,229 55,439
Diversified Real Asset Fund 12,484 234 457 10,957
Edge MidCap Fund 21,539 770 552 19,471
Equity Income Account 62,031 1,675 1,366 53,388
Global Real Estate Securities Fund 11,975 448 387 9,961
Government & High Quality Bond Account 11,078 336 628 11,053
International Small Company Fund 6,926 281 149 6,029
Origin Emerging Markets Fund 7,147 35 555 6,306
Principal Active Global Dividend Income ETF 12,052 — — 10,536
Principal Active Income ETF 4,674 363 — 4,440
Principal Government Money Market Fund - Institutional Class 0.00% 826 5,058 363 5,521
Principal Investment Grade Corporate Active ETF 1,685 — 397 1,339
Principal U.S. Mega-Cap Multi-Factor Index ETF 46,991 — 1,139 43,613
Principal U.S. Small-Cap Multi-Factor Index ETF 12,223 — — 10,262
Short-Term Income Fund 15,935 386 1,291 15,307
Spectrum Preferred and Capital Securities Income Fund 5,325 172 464 4,723
$ 356,534 $ 11,785 $ 17,473 $ 328,557
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ 206 $ — $ 4,077
Core Fixed Income Fund 210 (50) — 512
Diversified International Fund — (129) — (4,910)
Diversified Real Asset Fund — (43) — (1,261)
Edge MidCap Fund — (66) — (2,220)
Equity Income Account — (13) — (8,939)
Global Real Estate Securities Fund 17 (74) — (2,001)
Government & High Quality Bond Account — (2) — 269
International Small Company Fund — (5) — (1,024)
Origin Emerging Markets Fund — (3) — (318)
Principal Active Global Dividend Income ETF 54 — — (1,516)
Principal Active Income ETF 94 — — (597)
Principal Government Money Market Fund - Institutional Class 0.00% 6 — — —
Principal Investment Grade Corporate Active ETF 21 30 — 21
Principal U.S. Mega-Cap Multi-Factor Index ETF 213 (233) — (2,006)
Principal U.S. Small-Cap Multi-Factor Index ETF 29 — — (1,961)
Short-Term Income Fund 158 (1) — 278
Spectrum Preferred and Capital Securities Income Fund 113 (31) — (279)
$ 915 $ (414) $ — $ (21,875)
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
June 30, 2020 (unaudited)
See accompanying notes.
81
INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Money Market Funds - 1.96%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
3,402,309 $ 3,402
Principal Exchange-Traded Funds - 15.62%
Principal Active Global Dividend Income ETF
( a)
505,300 13,276
Principal Active Income ETF
( a)
126,600 4,574
Principal Investment Grade Corporate Active
ETF
( a)
100,800 2,699
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
219,600 6,599
$ 27,148
Principal Funds, Inc. Class R-6 - 44.83%
Blue Chip Fund
( a)
109,123 3,236
Core Fixed Income Fund
( a)
4,148,189 42,187
Edge MidCap Fund
( a)
196,319 2,703
Global Diversified Income Fund
( a)
684,662 8,195
Global Real Estate Securities Fund
( a)
559,240 4,798
High Yield Fund
( a)
1,107,240 7,408
Spectrum Preferred and Capital Securities Income
Fund
( a)
956,374 9,392
$ 77,919
Principal Funds, Inc. Institutional Class - 18.24%
Inflation Protection Fund
( a)
1,061,408 9,648
Short-Term Income Fund
( a)
1,760,951 22,047
$ 31,695
Principal Variable Contracts Funds, Inc.  Class 1 - 19.38%
Equity Income Account
( a)
480,618 11,559
Government & High Quality Bond Account
( a)
2,201,712 22,127
$ 33,686
TOTAL INVESTMENT COMPANIES $ 173,850
Total Investments $ 173,850
Other Assets and Liabilities -  (0.03)% (48)
TOTAL NET ASSETS - 100.00% $ 173,802
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Fixed Income Funds 69.08%
Domestic Equity Funds 13.87%
International Equity Funds 10.40%
Specialty Funds 4.72%
Money Market Funds 1.96%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Flexible Income Portfolio
June 30, 2020 (unaudited)
See accompanying notes.
82
Affiliated Securities December 31, 2019 Purchases Sales June 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 3,401 $ 122 $ 640 $ 3,236
Core Fixed Income Fund 45,508 1,988 6,874 42,187
Edge MidCap Fund 2,998 180 161 2,703
Equity Income Account 13,572 926 1,061 11,559
Global Diversified Income Fund 9,319 669 578 8,195
Global Real Estate Securities Fund 6,690 121 1,018 4,798
Government & High Quality Bond Account 23,476 903 2,806 22,127
High Yield Fund 8,171 520 731 7,408
Inflation Protection Fund 11,203 324 2,395 9,648
Principal Active Global Dividend Income ETF 15,187 — — 13,276
Principal Active Income ETF 5,100 90 — 4,574
Principal Government Money Market Fund - Institutional Class 0.00% 511 2,981 90 3,402
Principal Investment Grade Corporate Active ETF 2,864 — 253 2,699
Principal U.S. Mega-Cap Multi-Factor Index ETF 6,874 — — 6,599
Short-Term Income Fund 23,652 907 2,908 22,047
Spectrum Preferred and Capital Securities Income Fund 9,918 707 667 9,392
$ 188,444 $ 10,438 $ 20,182 $ 173,850
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ 46 $ — $ 307
Core Fixed Income Fund 581 30 — 1,535
Edge MidCap Fund — (21) — (293)
Equity Income Account — (16) — (1,862)
Global Diversified Income Fund 213 (55) — (1,160)
Global Real Estate Securities Fund 8 90 — (1,085)
Government & High Quality Bond Account — (21) — 575
High Yield Fund 215 (40) — (512)
Inflation Protection Fund 15 62 — 454
Principal Active Global Dividend Income ETF 68 — — (1,911)
Principal Active Income ETF 98 — — (616)
Principal Government Money Market Fund - Institutional Class 0.00% 4 — — —
Principal Investment Grade Corporate Active ETF 39 19 — 69
Principal U.S. Mega-Cap Multi-Factor Index ETF 32 — — (275)
Short-Term Income Fund 231 3 — 393
Spectrum Preferred and Capital Securities Income Fund 223 (44) — (522)
$ 1,727 $ 53 $ — $ (4,903)
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
June 30, 2020 (unaudited)
See accompanying notes.
83
INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Money Market Funds - 1.56%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
4,510,282 $ 4,510
Principal Exchange-Traded Funds - 16.11%
Principal Active Global Dividend Income ETF
( a)
606,000 15,922
Principal U.S. Mega-Cap Multi-Factor Index
ETF
( a)
665,000 19,984
Principal U.S. Small-Cap Multi-Factor Index
ETF
( a)
389,100 10,637
$ 46,543
Principal Funds, Inc. Class R-6 - 62.10%
Blue Chip Fund
( a)
1,588,916 47,112
Diversified International Fund
( a)
5,192,262 61,269
Edge MidCap Fund
( a)
1,377,834 18,973
Global Real Estate Securities Fund
( a)
1,602,808 13,752
International Small Company Fund
( a)
697,756 6,733
LargeCap Growth Fund I
( a)
911,950 16,160
Origin Emerging Markets Fund
( a)
1,394,324 15,421
$ 179,420
Principal Funds, Inc. Institutional Class - 2.30%
LargeCap Value Fund III
( a)
462,414 6,645
Principal Variable Contracts Funds, Inc.  Class 1 - 17.96%
Equity Income Account
( a)
2,158,388 51,909
TOTAL INVESTMENT COMPANIES $ 289,027
Total Investments $ 289,027
Other Assets and Liabilities -  (0.03)% (93)
TOTAL NET ASSETS - 100.00% $ 288,934
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  ( unaudited)
Fund Type Percent
Domestic Equity Funds 59.33%
Fixed Income Funds 21.20%
International Equity Funds 17.94%
Money Market Funds 1.56%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales June 30, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 48,441 $ 616 $ 6,095 $ 47,112
Diversified International Fund 67,657 1,827 2,595 61,269
Edge MidCap Fund 21,089 761 628 18,973
Equity Income Account 59,669 2,519 1,563 51,909
Global Real Estate Securities Fund 16,031 1,116 576 13,752
International Small Company Fund 7,873 415 392 6,733
LargeCap Growth Fund I 15,867 413 1,633 16,160
LargeCap Value Fund III 7,700 392 254 6,645
Origin Emerging Markets Fund 16,906 329 1,108 15,421
Principal Active Global Dividend Income ETF 18,213 — — 15,922
Principal Government Money Market Fund - Institutional Class 0.00% 696 3,814 — 4,510
Principal U.S. Mega-Cap Multi-Factor Index ETF 22,380 — 1,140 19,984
Principal U.S. Small-Cap Multi-Factor Index ETF 12,669 — — 10,637
$ 315,191 $ 12,202 $ 15,984 $ 289,027
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ (94) $ — $ 4,244
Diversified International Fund — (266) — (5,354)
Edge MidCap Fund — (88) — (2,161)
Equity Income Account — (165) — (8,551)
Global Real Estate Securities Fund 25 (97) — (2,722)
International Small Company Fund — (46) — (1,117)
LargeCap Growth Fund I — (31) — 1,544
LargeCap Value Fund III — (47) — (1,146)
Origin Emerging Markets Fund — (39) — (667)
Principal Active Global Dividend Income ETF 82 — — (2,291)
Principal Government Money Market Fund - Institutional Class 0.00% 5 — — —
Principal U.S. Mega-Cap Multi-Factor Index ETF 97 (177) — (1,079)
Principal U.S. Small-Cap Multi-Factor Index ETF 30 — — (2,032)
$ 239 $ (1,050) $ — $ (21,332)
Amounts in thousands.

Schedule of Investments
Short-Term Income Account
June 30, 2020 (unaudited)
See accompanying notes.
84
INVESTMENT COMPANIES - 2.70% Shares Held Value (000's)
Money Market Funds - 2.70%
BlackRock Liquidity FedFund - Institutional
Class 0.09%
(a),(b)
1,593,776 $ 1,594
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
2,164,588 2,165
$ 3,759
TOTAL INVESTMENT COMPANIES $ 3,759
BONDS - 86.88%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0.57%
General Dynamics Corp
3.00%, 05 /11/2021 $ 250 $ 256
3.25%, 04 /01/2025 100 111
Northrop Grumman Corp
2.08%, 10 /15/2020 150 151
Raytheon Technologies Corp
3.20%, 03 /15/2024
(e)
250 269
$ 787
Agriculture - 0.15%
Cargill Inc
1.38%, 07 /23/2023
(e)
200 203
Airlines - 0.28%
Alaska Airlines 2020-1 Class A Pass Through
Trust
4.80%, 02 /15/2029
(e),(f)
200 202
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07 /15/2024 241 195
$ 397
Automobile Asset Backed Securities - 5.78%
Americredit Automobile Receivables Trust 2018-1
3.07%, 12 /19/2022 148 150
Americredit Automobile Receivables Trust 2018-2
3.15%, 03 /20/2023 175 177
Americredit Automobile Receivables Trust 2018-3
3.11%, 01 /18/2022 3 3
Americredit Automobile Receivables Trust 2019-1
2.93%, 06 /20/2022 82 82
2.97%, 11 /20/2023 200 204
Americredit Automobile Receivables Trust 2019-2
2.28%, 01 /18/2024 400 408
2.43%, 09 /19/2022 99 100
AmeriCredit Automobile Receivables Trust
2019-3
2.17%, 01 /18/2023 189 191
AmeriCredit Automobile Receivables Trust
2020-1
1.10%, 03 /20/2023 100 100
Capital Auto Receivables Asset Trust 2018-2
3.27%, 06 /20/2023
(e)
193 194
CPS Auto Receivables Trust 2019-A
3.18%, 06 /15/2022
(e)
34 34
CPS Auto Receivables Trust 2019-B
2.89%, 05 /16/2022
(e)
50 50
CPS Auto Receivables Trust 2019-C
2.55%, 09 /15/2022
(e)
94 95
CPS Auto Receivables Trust 2020-A
2.09%, 05 /15/2023
(e)
151 152
CPS Auto Receivables Trust 2020-B
1.15%, 07 /17/2023
(e)
193 194
Ford Credit Auto Owner Trust 2015-REV2
2.44%, 01 /15/2027
(e)
173 173
Ford Credit Auto Owner Trust 2016-REV2
2.03%, 12 /15/2027
(e)
750 759
Ford Credit Auto Owner Trust 2017-REV1
2.62%, 08 /15/2028
(e)
500 514
Ford Credit Auto Owner Trust 2018-REV2
3.47%, 01 /15/2030
(e)
400 423
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07 /15/2030
(e)
300 321
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Ford Credit Auto Owner Trust 2020-REV1
2.04%, 08 /15/2031
(e)
$ 250 $ 254
OneMain Direct Auto Receivables Trust 2018-1
3.43%, 12 /16/2024
(e)
500 507
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09 /14/2027
(e)
750 806
Santander Drive Auto Receivables Trust 2019-3
2.28%, 02 /15/2022 177 177
TCF Auto Receivables Owner Trust 2016-PT1
1.93%, 06 /15/2022
(e)
60 60
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11 /25/2031
(e)
250 266
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05 /25/2033
(e)
200 203
Westlake Automobile Receivables Trust 2018-2
3.20%, 01 /16/2024
(e)
46 46
Westlake Automobile Receivables Trust 2018-3
2.98%, 01 /18/2022
(e)
15 15
3.32%, 10 /16/2023
(e)
300 302
Westlake Automobile Receivables Trust 2019-1
3.06%, 05 /16/2022
(e)
103 104
3.26%, 10 /17/2022
(e)
350 355
Westlake Automobile Receivables Trust 2019-3
2.15%, 02 /15/2023
(e)
239 241
World Omni Select Auto Trust 2019-A
2.06%, 08 /15/2023 379 382
$ 8,042
Automobile Floor Plan Asset Backed Securities - 1.37%
Ally Master Owner Trust
2.70%, 01 /17/2023 500 504
3.29%, 05 /15/2023 500 511
Navistar Financial Dealer Note Master Owner
Trust II
0.81%, 09 /25/2023
(e)
250 249
1.00 x 1 Month USD LIBOR + 0.63%
Volvo Financial Equipment Master Owner Trust
0.68%, 11 /15/2022
(e)
250 250
1.00 x 1 Month USD LIBOR + 0.50%
0.70%, 07 /17/2023
(e)
400 398
1.00 x 1 Month USD LIBOR + 0.52%
$ 1,912
Automobile Manufacturers - 0.69%
General Motors Financial Co Inc
2.17%, 04 /09/2021 300 298
3 Month USD LIBOR + 0.85%
PACCAR Financial Corp
3.10%, 05 /10/2021 250 256
Toyota Motor Credit Corp
2.60%, 01 /11/2022 400 412
$ 966
Banks - 20.22%
Bank of America Corp
1.32%, 06 /19/2026
(g),(h)
600 602
United States Secured Overnight Financing
Rate + 1.15%
2.30%, 01 /20/2023 350 353
3 Month USD LIBOR + 1.16%
2.50%, 10 /21/2022 500 512
2.63%, 10 /19/2020 250 252
3.00%, 12 /20/2023
(g)
430 452
3 Month USD LIBOR + 0.79%
4.20%, 08 /26/2024 500 555
Bank of New York Mellon Corp/The
1.81%, 10 /30/2023 500 506
3 Month USD LIBOR + 1.05%
2.10%, 10 /24/2024 250 263
2.50%, 04 /15/2021 300 305

Schedule of Investments
Short-Term Income Account
June 30, 2020 (unaudited)
See accompanying notes.
85
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
BNP Paribas SA
3.50%, 03 /01/2023
(e)
$ 250 $ 265
Capital One NA
1.91%, 01 /30/2023 600 599
3 Month USD LIBOR + 1.15%
Citigroup Inc
1.95%, 04 /25/2022 200 201
3 Month USD LIBOR + 0.96%
2.70%, 03 /30/2021 900 915
3.50%, 05 /15/2023 250 266
4.00%, 08 /05/2024 274 299
4.04%, 06 /01/2024
(g)
250 272
3 Month USD LIBOR + 1.02%
Credit Suisse AG/New York NY
2.10%, 11 /12/2021 250 255
Credit Suisse Group AG
4.21%, 06 /12/2024
(e),(g)
500 537
3 Month USD LIBOR + 1.24%
Fifth Third Bancorp
2.60%, 06 /15/2022 600 622
3.65%, 01 /25/2024 200 218
4.30%, 01 /16/2024 400 441
Fifth Third Bank NA
2.25%, 06 /14/2021 300 305
First Republic Bank/CA
1.91%, 02 /12/2024
(g)
250 256
United States Secured Overnight Financing
Rate + 0.62%
Goldman Sachs Group Inc/The
3.00%, 04 /26/2022 950 968
3.20%, 02 /23/2023 300 318
HSBC Holdings PLC
2.63%, 11 /07/2025
(g)
200 207
3 Month USD LIBOR + 1.14%
3.95%, 05 /18/2024
(g)
250 269
3 Month USD LIBOR + 0.99%
Huntington Bancshares Inc/OH
2.63%, 08 /06/2024 200 212
ING Groep NV
3.15%, 03 /29/2022 450 468
JPMorgan Chase & Co
1.51%, 06 /01/2024
(g)
300 305
United States Secured Overnight Financing
Rate + 1.46%
1.89%, 04 /25/2023 1,000 1,003
3 Month USD LIBOR + 0.90%
2.25%, 10 /24/2023 500 506
3 Month USD LIBOR + 1.23%
2.30%, 08 /15/2021 250 250
4.25%, 10 /15/2020 750 758
KeyBank NA/Cleveland OH
1.25%, 03 /10/2023 300 305
2.40%, 06 /09/2022 400 414
3.30%, 02 /01/2022 250 260
KeyCorp
5.10%, 03 /24/2021 488 504
Morgan Stanley
2.42%, 10 /24/2023 1,400 1,417
3 Month USD LIBOR + 1.40%
4.10%, 05 /22/2023 300 324
5.50%, 07 /24/2020 1,118 1,121
MUFG Union Bank NA
2.10%, 12 /09/2022 250 258
PNC Bank NA
1.49%, 07 /27/2022 400 402
3 Month USD LIBOR + 0.50%
2.70%, 11 /01/2022 600 628
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
PNC Financial Services Group Inc/The
3.90%, 04 /29/2024 $ 150 $ 166
Royal Bank of Scotland Group PLC
4.27%, 03 /22/2025
(g)
250 272
3 Month USD LIBOR + 1.76%
Societe Generale SA
2.63%, 01 /22/2025
(e)
300 306
State Street Corp
2.35%, 11 /01/2025
(g)
200 212
United States Secured Overnight Financing
Rate + 0.94%
3.10%, 05 /15/2023 688 739
Truist Bank
1.15%, 08 /02/2022 250 251
3 Month USD LIBOR + 0.59%
2.45%, 08 /01/2022 700 725
2.63%, 01 /15/2022 600 619
Truist Financial Corp
2.05%, 05 /10/2021 200 203
2.90%, 03 /03/2021 500 508
UBS AG/London
1.75%, 04 /21/2022
(e)
250 255
UBS Group AG
3.49%, 05 /23/2023
(e)
300 314
US Bancorp
3.60%, 09 /11/2024 350 390
US Bank NA/Cincinnati OH
1.95%, 01 /09/2023 250 259
2.05%, 10 /23/2020 300 301
2.65%, 05 /23/2022 300 312
Wells Fargo & Co
1.65%, 06 /02/2024
(g)
400 406
United States Secured Overnight Financing
Rate + 1.60%
1.98%, 07 /22/2020 100 100
3 Month USD LIBOR + 0.88%
2.16%, 02 /11/2026
(g)
200 206
3 Month USD LIBOR + 0.75%
2.19%, 04 /30/2026
(g)
400 414
United States Secured Overnight Financing
Rate + 2.00%
3.07%, 01 /24/2023 1,000 1,036
$ 28,142
Beverages - 0.88%
Anheuser-Busch InBev Worldwide Inc
4.15%, 01 /23/2025 500 567
Diageo Capital PLC
1.38%, 09 /29/2025 200 204
Keurig Dr Pepper Inc
3.55%, 05 /25/2021 250 257
PepsiCo Inc
2.15%, 10 /14/2020 200 201
$ 1,229
Biotechnology - 0.61%
Amgen Inc
2.20%, 02 /21/2027 250 264
2.65%, 05 /11/2022 400 414
Biogen Inc
3.63%, 09 /15/2022 159 169
$ 847
Building Materials - 0.27%
Martin Marietta Materials Inc
4.25%, 07 /02/2024 349 380
Chemicals - 0.90%
Air Liquide Finance SA
1.75%, 09 /27/2021
(e)
250 253
Celanese US Holdings LLC
3.50%, 05 /08/2024 200 211

Schedule of Investments
Short-Term Income Account
June 30, 2020 (unaudited)
See accompanying notes.
86
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Chevron Phillips Chemical Co LLC / Chevron
Phillips Chemical Co LP
3.30%, 05 /01/2023
(e)
$ 200 $ 209
DuPont de Nemours Inc
4.21%, 11 /15/2023 250 274
International Flavors & Fragrances Inc
3.40%, 09 /25/2020 100 101
Westlake Chemical Corp
3.60%, 07 /15/2022 200 207
$ 1,255
Commercial Mortgage Backed Securities - 1.71%
Freddie Mac Multifamily Structured Pass
Through Certificates
1.02%, 09 /25/2029 1,400 1,406
Ginnie Mae
0.42%, 09 /16/2055
( i ),(j)
2,319 56
0.61%, 01 /16/2054
( i ),(j)
2,305 54
0.63%, 10 /16/2054
( i ),(j)
2,843 67
0.77%, 02 /16/2055
( i ),(j)
4,747 82
0.82%, 01 /16/2055
( i ),(j)
4,593 136
0.90%, 06 /16/2045
( i ),(j)
716 30
1.33%, 12 /16/2036
( i ),(j)
544 15
GS Mortgage Securities Trust 2017-GS6
1.95%, 05 /10/2050 326 327
JPMDB Commercial Mortgage Securities Trust
2016-C4
1.54%, 12 /15/2049 204 204
$ 2,377
Commercial Services - 0.29%
PayPal Holdings Inc
1.35%, 06 /01/2023 400 408
Computers - 0.72%
Apple Inc
0.75%, 05 /11/2023 200 202
1.13%, 05 /11/2025 250 255
Dell International LLC / EMC Corp
5.45%, 06 /15/2023
(e)
200 219
Hewlett Packard Enterprise Co
4.45%, 10 /02/2023 300 327
$ 1,003
Credit Card Asset Backed Securities - 0.59%
BA Credit Card Trust
1.74%, 01 /15/2025 800 823
Diversified Financial Services - 1.18%
American Express Co
2.75%, 05 /20/2022 200 208
3.00%, 02 /22/2021 550 558
3.70%, 11 /05/2021 150 156
Capital One Bank USA NA
2.01%, 01 /27/2023
(g)
250 253
United States Secured Overnight Financing
Rate + 0.62%
Capital One Financial Corp
3.90%, 01 /29/2024 242 263
USAA Capital Corp
2.63%, 06 /01/2021
(e)
200 204
$ 1,642
Electric - 5.39%
Alabama Power Co
2.45%, 03 /30/2022 250 258
Alliant Energy Finance LLC
3.75%, 06 /15/2023
(e)
400 429
Black Hills Corp
4.25%, 11 /30/2023 750 817
CenterPoint Energy Inc
3.60%, 11 /01/2021 300 312
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Dominion Energy Inc
2.58%, 07 /01/2020 $ 200 $ 200
2.72%, 08 /15/2021
(j)
200 204
3.07%, 08 /15/2024
(j)
200 215
DTE Energy Co
2.25%, 11 /01/2022 250 258
2.53%, 10 /01/2024 300 314
2.60%, 06 /15/2022 200 206
Duke Energy Florida LLC
3.10%, 08 /15/2021 250 255
Emera US Finance LP
2.70%, 06 /15/2021 300 305
Evergy Inc
2.45%, 09 /15/2024 200 211
Exelon Corp
3.50%, 06 /01/2022 500 523
Indiantown Cogeneration LP
9.77%, 12 /15/2020 28 29
LG&E and KU Energy LLC
4.38%, 10 /01/2021 310 321
NextEra Energy Capital Holdings Inc
2.40%, 09 /01/2021 500 511
2.90%, 04 /01/2022 150 156
3.15%, 04 /01/2024 150 163
Public Service Enterprise Group Inc
2.88%, 06 /15/2024 100 107
San Diego Gas & Electric Co
1.91%, 02 /01/2022 58 58
Sempra Energy
1.72%, 01 /15/2021 500 500
3 Month USD LIBOR + 0.50%
Southern California Edison Co
1.85%, 02 /01/2022 118 118
Tucson Electric Power Co
3.05%, 03 /15/2025 100 108
Vistra Operations Co LLC
3.70%, 01 /30/2027
(e)
500 515
WEC Energy Group Inc
3.38%, 06 /15/2021 400 411
$ 7,504
Electronics - 0.66%
Fortive Corp
2.35%, 06 /15/2021 300 304
Honeywell International Inc
1.85%, 11 /01/2021 400 408
2.15%, 08 /08/2022 200 207
$ 919
Environmental Control - 0.15%
Republic Services Inc
2.50%, 08 /15/2024 100 106
Waste Management Inc
2.95%, 06 /15/2024 100 103
$ 209
Finance - Mortgage Loan/Banker - 7.87%
Fannie Mae
0.50%, 06 /17/2025 1,000 1,000
1.75%, 07 /02/2024
(h)
400 422
1.88%, 09 /24/2026 3,700 3,983
2.00%, 01 /05/2022 1,000 1,028
2.13%, 04 /24/2026 1,200 1,308
2.50%, 02 /05/2024
(h)
500 539
Freddie Mac
0.25%, 06 /26/2023 400 399
1.50%, 02 /12/2025 1,150 1,205
2.75%, 06 /19/2023 1,000 1,075
$ 10,959

Schedule of Investments
Short-Term Income Account
June 30, 2020 (unaudited)
See accompanying notes.
87
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food - 0.63%
Conagra Brands Inc
3.80%, 10 /22/2021 $ 500 $ 520
Tyson Foods Inc
0.82%, 08 /21/2020 200 200
3 Month USD LIBOR + 0.45%
2.25%, 08 /23/2021 150 152
$ 872
Forest Products & Paper - 0.30%
Georgia-Pacific LLC
1.75%, 09 /30/2025
(e)
400 413
Healthcare - Services - 0.25%
Humana Inc
2.50%, 12 /15/2020 100 101
UnitedHealth Group Inc
1.95%, 10 /15/2020 250 251
$ 352
Home Builders - 0.15%
DR Horton Inc
2.50%, 10 /15/2024 200 209
Home Furnishings - 0.15%
Panasonic Corp
2.54%, 07 /19/2022
(e)
200 206
Insurance - 4.19%
Allstate Corp/The
0.94%, 03 /29/2023 250 249
3 Month USD LIBOR + 0.63%
Berkshire Hathaway Inc
2.75%, 03 /15/2023 500 530
Five Corners Funding Trust
4.42%, 11 /15/2023
(e)
750 836
Guardian Life Global Funding
1.10%, 06 /23/2025
(e)
250 251
MassMutual Global Funding II
0.85%, 06 /09/2023
(e)
500 502
2.00%, 04 /15/2021
(e)
450 456
Metropolitan Life Global Funding I
0.65%, 09 /07/2020
(e)
250 250
United States Secured Overnight Financing
Rate + 0.57%
0.90%, 06 /08/2023
(e)
350 352
1.95%, 09 /15/2021
(e)
470 478
New York Life Global Funding
0.83%, 06 /10/2022
(e)
1,000 1,002
3 Month USD LIBOR + 0.52%
2.00%, 04 /13/2021
(e)
400 405
2.00%, 01 /22/2025
(e)
200 210
Prudential Financial Inc
1.50%, 03 /10/2026 300 306
$ 5,827
Internet - 0.36%
Amazon.com Inc
1.20%, 06 /03/2027 500 507
Iron & Steel - 0.37%
Nucor Corp
2.00%, 06 /01/2025 500 518
Machinery - Construction & Mining - 0.23%
Caterpillar Financial Services Corp
2.55%, 11 /29/2022 300 315
Machinery - Diversified - 0.29%
John Deere Capital Corp
1.20%, 04 /06/2023 150 153
Otis Worldwide Corp
2.09%, 04 /05/2023
(e)
250 247
3 Month USD LIBOR + 0.45%
$ 400
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media - 0.52%
Sky Ltd
3.13%, 11 /26/2022
(e)
$ 130 $ 138
ViacomCBS Inc
4.75%, 05 /15/2025 150 171
Walt Disney Co/The
1.75%, 01 /13/2026 400 412
$ 721
Mining - 0.32%
Anglo American Capital PLC
5.38%, 04 /01/2025
(e)
400 452
Miscellaneous Manufacturers - 0.36%
Trane Technologies Global Holding Co Ltd
2.90%, 02 /21/2021 500 505
Mortgage Backed Securities - 5.36%
Chase Home Lending Mortgage Trust 2019-1
3.50%, 03 /25/2050
(e),(j)
175 179
CHL Mortgage Pass-Through Trust 2003-46
4.02%, 01 /19/2034
(j)
22 21
Credit Suisse First Boston Mortgage Securities
Corp
5.00%, 09 /25/2019 1 1
CSMC 2017-HL1 Trust
3.50%, 06 /25/2047
(e),(j)
275 279
CSMC 2017-HL2 Trust
3.50%, 10 /25/2047
(e),(j)
227 232
GS Mortage -Backed Securities Trust 2020-PJ1
3.50%, 05 /25/2050
(e),(j)
82 82
GS Mortgage-Backed Securities Corp Trust
2020-PJ3
3.00%, 10 /25/2050
(e),(j)
100 101
JP Morgan Mortgage Trust 2004-A3
3.31%, 07 /25/2034
(j)
13 12
JP Morgan Mortgage Trust 2004-S1
5.00%, 09 /25/2034 19 19
JP Morgan Mortgage Trust 2016-4
3.50%, 10 /25/2046
(e),(j)
351 355
JP Morgan Mortgage Trust 2017-2
3.50%, 05 /25/2047
(e),(j)
225 229
JP Morgan Mortgage Trust 2017-4
3.50%, 11 /25/2048
(e),(j)
173 176
JP Morgan Mortgage Trust 2017-6
3.50%, 12 /25/2048
(e),(j)
106 108
JP Morgan Mortgage Trust 2018-3
3.50%, 09 /25/2048
(e),(j)
271 275
JP Morgan Mortgage Trust 2018-4
3.50%, 10 /25/2048
(e),(j)
150 153
JP Morgan Mortgage Trust 2018-6
3.50%, 12 /25/2048
(e),(j)
129 130
JP Morgan Mortgage Trust 2019-2
4.00%, 08 /25/2049
(e),(j)
48 48
JP Morgan Mortgage Trust 2019-5
4.00%, 11 /25/2049
(e),(j)
146 147
PHH Mortgage Trust Series 2008-CIM1
2.42%, 06 /25/2038 78 74
1.00 x 1 Month USD LIBOR + 2.25%
Prime Mortgage Trust 2005-2
5.25%, 07 /25/2020 25 25
Provident Funding Mortgage Loan Trust 2005-1
0.75%, 05 /25/2035
(k)
51 50
1.00 x 1 Month USD LIBOR + 0.58%
PSMC 2018-1 Trust
3.50%, 02 /25/2048
(e),(j)
398 403
PSMC 2018-2 Trust
3.50%, 06 /25/2048
(e),(j)
220 223
PSMC 2018-3 Trust
4.00%, 08 /25/2048
(e),(j)
142 143
PSMC 2018-4 Trust
4.00%, 11 /25/2048
(e),(j)
65 65

Schedule of Investments
Short-Term Income Account
June 30, 2020 (unaudited)
See accompanying notes.
88
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
PSMC 2020-1 Trust
3.50%, 01 /25/2050
(e),(j)
$ 343 $ 350
PSMC 2020-2 Trust
3.00%, 05 /25/2050
(e),(j),(k)
250 255
RBSSP Resecuritization Trust 2009-7
0.57%, 06 /26/2037
(e)
5 5
1.00 x 1 Month USD LIBOR + 0.40%
Sequoia Mortgage Trust 2013-4
1.55%, 04 /25/2043
(j)
28 28
Sequoia Mortgage Trust 2013-8
2.25%, 06 /25/2043
(j)
115 115
Sequoia Mortgage Trust 2017-1
3.50%, 02 /25/2047
(e),(j)
273 280
Sequoia Mortgage Trust 2017-2
3.50%, 02 /25/2047
(e),(j)
140 143
Sequoia Mortgage Trust 2017-3
3.50%, 04 /25/2047
(e),(j)
205 209
Sequoia Mortgage Trust 2018-3
3.50%, 03 /25/2048
(e),(j)
151 153
Sequoia Mortgage Trust 2018-5
3.50%, 05 /25/2048
(e),(j)
197 200
Sequoia Mortgage Trust 2018-6
4.00%, 07 /25/2048
(e),(j)
51 51
Sequoia Mortgage Trust 2018-7
4.00%, 09 /25/2048
(e),(j)
44 44
Sequoia Mortgage Trust 2018-8
4.00%, 11 /25/2048
(e),(j)
160 162
Sequoia Mortgage Trust 2018-CH3
4.00%, 08 /25/2048
(e),(j)
59 60
Sequoia Mortgage Trust 2019-1
4.00%, 02 /25/2049
(e),(j)
35 35
Sequoia Mortgage Trust 2020-1
3.50%, 02 /25/2050
(e),(j)
79 81
Wells Fargo Mortgage Backed Securities 2018-1
3.50%, 07 /25/2047
(e),(j)
232 238
Wells Fargo Mortgage Backed Securities 2019-1
Trust
4.00%, 11 /25/2048
(e),(j)
149 150
4.00%, 11 /25/2048
(e),(j)
61 61
Wells Fargo Mortgage Backed Securities 2019-3
Trust
3.00%, 07 /25/2049
(e),(j)
258 261
Wells Fargo Mortgage Backed Securities 2019-4
Trust
3.50%, 09 /25/2049
(e),(j)
190 194
Wells Fargo Mortgage Backed Securities 2020-1
Trust
3.00%, 12 /25/2049
(e),(j)
437 445
Wells Fargo Mortgage Backed Securities 2020-2
Trust
3.00%, 12 /25/2049
(e),(j)
400 409
$ 7,459
Oil & Gas - 1.48%
BP Capital Markets America Inc
2.94%, 04 /06/2023 250 264
Cimarex Energy Co
4.38%, 06 /01/2024 250 264
Exxon Mobil Corp
1.57%, 04 /15/2023 150 154
2.99%, 03 /19/2025 200 217
Marathon Petroleum Corp
4.50%, 05 /01/2023 200 216
Phillips 66
0.96%, 02 /26/2021 50 50
3 Month USD LIBOR + 0.60%
3.70%, 04 /06/2023 150 160
Shell International Finance BV
2.38%, 08 /21/2022 300 313
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Suncor Energy Inc
2.80%, 05 /15/2023 $ 300 $ 313
3.10%, 05 /15/2025 100 107
$ 2,058
Oil & Gas Services - 0.19%
Baker Hughes a GE Co LLC / Baker Hughes Co-
Obligor Inc
2.77%, 12 /15/2022 250 260
Other Asset Backed Securities - 5.79%
CCG Receivables Trust
2.80%, 09 /14/2026
(e)
394 401
CCG Receivables Trust 2018-1
2.50%, 06 /16/2025
(e)
21 21
CCG Receivables Trust 2018-2
3.09%, 12 /15/2025
(e)
219 222
CCG Receivables Trust 2019-2
2.11%, 03 /15/2027
(e)
400 404
Daimler Trucks Retail Trust 2019-1
2.77%, 04 /15/2021
(e)
113 113
Drug Royalty III LP 1
3.72%, 04 /15/2027
(e)
85 85
1.00 x 3 Month USD LIBOR + 2.50%
3.98%, 04 /15/2027
(e)
8 8
4.27%, 10 /15/2031
(e)
175 180
MMAF Equipment Finance LLC 2018-A
2.92%, 07 /12/2021
(e)
28 28
MMAF Equipment Finance LLC 2019-A
2.84%, 01 /10/2022
(e)
239 240
MMAF Equipment Finance LLC 2020-A
0.74%, 04 /09/2024
(e)
500 501
MVW Owner Trust 2015-1
2.52%, 12 /20/2032
(e)
142 141
MVW Owner Trust 2016-1
2.25%, 12 /20/2033
(e)
122 120
MVW Owner Trust 2018-1
3.45%, 01 /21/2036
(e)
269 275
PFS Financing Corp
2.23%, 10 /15/2024
(e)
750 740
2.40%, 10 /17/2022
(e)
300 301
2.86%, 04 /15/2024
(e)
250 257
3.19%, 04 /17/2023
(e)
250 254
Verizon Owner Trust 2017-2
1.92%, 12 /20/2021
(e)
40 40
Verizon Owner Trust 2017-3
2.06%, 04 /20/2022
(e)
84 84
Verizon Owner Trust 2018-1
2.82%, 09 /20/2022
(e)
351 354
Verizon Owner Trust 2018-A
3.23%, 04 /20/2023 600 613
Verizon Owner Trust 2019-A
2.93%, 09 /20/2023 500 515
Verizon Owner Trust 2019-B
2.33%, 12 /20/2023 500 513
Verizon Owner Trust 2019-C
1.94%, 04 /22/2024 500 513
Verizon Owner Trust 2020-A
1.85%, 07 /22/2024 300 308
Volvo Financial Equipment LLC Series 2018-1
2.76%, 10 /17/2022
(e)
100 101
Volvo Financial Equipment LLC Series 2019-1
3.00%, 03 /15/2023
(e)
300 306
Volvo Financial Equipment LLC Series 2019-2
2.02%, 08 /15/2022
(e)
250 252
VSE 2018-A VOI Mortgage LLC
3.56%, 02 /20/2036
(e)
160 164
$ 8,054

Schedule of Investments
Short-Term Income Account
June 30, 2020 (unaudited)
See accompanying notes.
89
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals - 2.69%
AbbVie Inc
2.15%, 11 /19/2021
(e)
$ 500 $ 510
2.30%, 05 /14/2021 200 204
Bayer US Finance II LLC
3.88%, 12 /15/2023
(e)
200 219
Bristol-Myers Squibb Co
2.90%, 07 /26/2024
(e)
150 162
3.25%, 08 /15/2022
(e)
250 264
3.63%, 05 /15/2024
(e)
350 385
Cigna Corp
3.40%, 09 /17/2021 389 402
CVS Health Corp
2.63%, 08 /15/2024 250 267
3.35%, 03 /09/2021 300 306
Mead Johnson Nutrition Co
3.00%, 11 /15/2020 250 252
Merck & Co Inc
0.75%, 02 /24/2026 200 200
Novartis Capital Corp
1.75%, 02 /14/2025 300 314
Pfizer Inc
2.80%, 03 /11/2022 250 260
$ 3,745
Pipelines - 2.03%
Buckeye Partners LP
4.15%, 07 /01/2023 400 389
Enterprise Products Operating LLC
3.50%, 02 /01/2022 500 521
Florida Gas Transmission Co LLC
3.88%, 07 /15/2022
(e)
250 261
Kinder Morgan Inc
2.50%, 01 /15/2023 500 500
3 Month USD LIBOR + 1.28%
ONEOK Partners LP
5.00%, 09 /15/2023 325 351
Southeast Supply Header LLC
4.25%, 06 /15/2024
(e)
200 199
TransCanada PipeLines Ltd
2.60%, 05 /15/2067 900 609
3 Month USD LIBOR + 2.21%
$ 2,830
REITs - 1.87%
Alexandria Real Estate Equities Inc
3.90%, 06 /15/2023 250 271
American Tower Corp
2.40%, 03 /15/2025 200 211
American Tower Trust #1
3.07%, 03 /15/2048
(e)
225 230
Crown Castle International Corp
1.35%, 07 /15/2025 250 252
CubeSmart LP
4.38%, 12 /15/2023 92 100
Healthcare Realty Trust Inc
3.75%, 04 /15/2023 365 380
Omega Healthcare Investors Inc
4.95%, 04 /01/2024 250 263
SBA Tower Trust
2.88%, 07 /15/2046
(e)
150 150
3.17%, 04 /09/2047
(e)
400 404
Ventas Realty LP
3.50%, 04 /15/2024 198 206
Welltower Inc
3.75%, 03 /15/2023 134 142
$ 2,609
Retail - 0.47%
McDonald's Corp
2.75%, 12 /09/2020 500 504
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Walmart Inc
1.90%, 12 /15/2020 $ 150 $ 151
$ 655
Savings & Loans - 0.00%
Washington Mutual Bank / Henderson NV
0.00%, 01 /15/2013
(d)
200 —
Semiconductors - 1.14%
Broadcom Inc
2.25%, 11 /15/2023
(e)
150 155
4.70%, 04 /15/2025
(e)
200 225
Microchip Technology Inc
4.33%, 06 /01/2023 200 216
Micron Technology Inc
2.50%, 04 /24/2023 300 312
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05 /01/2025
(e)
200 210
3.15%, 05 /01/2027
(e)
200 212
QUALCOMM Inc
2.60%, 01 /30/2023 250 262
$ 1,592
Software - 0.51%
Intuit Inc
0.65%, 07 /15/2023 200 200
Oracle Corp
1.90%, 09 /15/2021 200 204
VMware Inc
2.95%, 08 /21/2022 300 310
$ 714
Student Loan Asset Backed Securities - 4.20%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09 /25/2045
(e)
215 223
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02 /25/2046
(e)
284 295
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01 /25/2047
(e)
420 436
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08 /25/2050
(e)
200 202
Keycorp Student Loan Trust 2000-b
1.30%, 07 /25/2029 260 257
1.00 x 3 Month USD LIBOR + 0.31%
KeyCorp Student Loan Trust 2003-A
1.52%, 01 /25/2037 649 643
1.00 x 3 Month USD LIBOR + 0.53%
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10 /25/2048
(e)
52 52
Navient Private Education Refi Loan Trust
2018-C
3.01%, 06 /16/2042
(e)
18 18
Navient Private Education Refi Loan Trust
2018-D
0.48%, 12 /15/2059
(e)
36 36
1.00 x 1 Month USD LIBOR + 0.30%
Navient Private Education Refi Loan Trust
2019-A
3.03%, 01 /15/2043
(e)
9 9
3.42%, 01 /15/2043
(e)
100 102
Navient Private Education Refi Loan Trust
2019-C
2.82%, 02 /15/2068
(e)
174 175
Navient Private Education Refi Loan Trust
2019-D
0.58%, 12 /15/2059
(e)
71 71
1.00 x 1 Month USD LIBOR + 0.40%
Navient Private Education Refi Loan Trust 2019-E
2.39%, 05 /15/2068
(e)
120 121
Navient Private Education Refi Loan Trust 2019-F
2.18%, 08 /15/2068
(e)
137 138

Schedule of Investments
Short-Term Income Account
June 30, 2020 (unaudited)
See accompanying notes.
90
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Navient Private Education Refi Loan Trust
2019-G
2.40%, 10 /15/2068
(e)
$ 352 $ 359
Navient Private Education Refi Loan Trust
2020-A
0.53%, 11 /15/2068
(e)
142 142
1.00 x 1 Month USD LIBOR + 0.35%
Navient Private Education Refi Loan Trust
2020-B
1.80%, 01 /15/2069
(e)
258 258
Navient Private Education Refi Loan Trust
2020-D
1.69%, 05 /15/2069
(e)
450 452
Navient Student Loan Trust 2018-EA
3.43%, 12 /15/2059
(e)
155 156
Navient Student Loan Trust 2019-B
0.58%, 12 /15/2059
(e)
78 78
1.00 x 1 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-A
0.71%, 06 /15/2033 98 95
1.00 x 3 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-B
0.64%, 03 /15/2024 260 256
1.00 x 3 Month USD LIBOR + 0.33%
SLM Private Credit Student Loan Trust 2006-A
0.60%, 06 /15/2039 636 590
1.00 x 3 Month USD LIBOR + 0.29%
SLM Private Credit Student Loan Trust 2006-B
0.51%, 12 /15/2039 252 240
1.00 x 3 Month USD LIBOR + 0.20%
SMB Private Education Loan Trust 2019-A
0.53%, 02 /16/2026
(e)
49 49
1.00 x 1 Month USD LIBOR + 0.35%
SMB Private Education Loan Trust 2019-B
0.53%, 07 /15/2026
(e)
95 95
1.00 x 1 Month USD LIBOR + 0.35%
SMB Private Education Loan Trust 2020-A
0.48%, 03 /15/2027
(e)
300 298
1.00 x 1 Month USD LIBOR + 0.30%
$ 5,846
Telecommunications - 2.30%
AT&T Inc
1.10%, 06 /01/2021 300 301
3 Month USD LIBOR + 0.75%
1.31%, 02 /15/2023 250 249
3 Month USD LIBOR + 0.89%
2.30%, 06 /01/2027 300 311
3.60%, 02 /17/2023 200 215
Cisco Systems Inc
2.20%, 02 /28/2021 250 253
Crown Castle Towers LLC
3.22%, 05 /15/2022
(e)
322 327
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
3.36%, 03 /20/2023
(e)
234 237
4.74%, 03 /20/2025
(e)
950 1,031
Vodafone Group PLC
3.75%, 01 /16/2024 250 273
$ 3,197
Transportation - 0.30%
Ryder System Inc
2.25%, 09 /01/2021 200 203
3.75%, 06 /09/2023 200 213
$ 416
Trucking & Leasing - 0.15%
Penske Truck Leasing Co Lp / PTL Finance Corp
3.45%, 07 /01/2024
(e)
200 212
TOTAL BONDS $ 120,948
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 9.68%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0.01%
3.84%, 09 /01/2035 $ 10 $ 10
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.25%
Federal National Mortgage Association (FNMA) - 0.06%
2.97%, 04 /01/2033 19 19
1.00 x 6 Month USD LIBOR + 1.51%
3.61%, 08 /01/2034 6 6
1.00 x 12 Month USD LIBOR + 1.63%
3.64%, 12 /01/2032 4 4
1.00 x 12 Month USD LIBOR + 1.64%
3.75%, 01 /01/2035 6 6
1.00 x 12 Month USD LIBOR + 1.75%
3.79%, 02 /01/2037 16 17
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.13%
3.95%, 02 /01/2035 3 3
1.00 x 6 Month USD LIBOR + 2.07%
4.04%, 11 /01/2032 2 2
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.29%
4.12%, 12 /01/2033 11 11
1.00 x 6 Month USD LIBOR + 2.25%
4.28%, 07 /01/2034 9 9
1.00 x 12 Month USD LIBOR + 1.64%
8.00%, 05 /01/2027 4 4
$ 81
U.S. Treasury - 6.67%
1.50%, 11 /30/2021 1,900 1,936
1.50%, 10 /31/2024 250 264
1.63%, 06 /30/2021 2,000 2,029
1.63%, 08 /31/2022 1,700 1,753
1.75%, 07 /31/2021 3,250 3,305
$ 9,287
U.S. Treasury Bill - 2.94%
0.13%, 09 /10/2020
(l)
1,000 1,000
0.13%, 10 /15/2020
(l)
500 500
0.13%, 11 /05/2020
(l)
600 599
0.14%, 08 /27/2020
(l)
500 500
0.14%, 11 /19/2020
(l)
500 500
0.15%, 01 /28/2021
(l)
500 499
0.16%, 10 /01/2020
(l)
500 500
$ 4,098
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 13,476
Total Investments $ 138,183
Other Assets and Liabilities -  0.74% 1,025
TOTAL NET ASSETS - 100.00% $ 139,208
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,594 or
1.15% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $39,207 or 28.16% of net assets.
(f) Security purchased on a when-issued basis.
(g) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(h) Security or a portion of the security was on loan at the end of the period.
( i ) Security is an Interest Only Strip.

Schedule of Investments
Short-Term Income Account
June 30, 2020 (unaudited)
See accompanying notes.
91
(j) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(k) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $305 or 0.22%
of net assets.
(l) Rate shown is the discount rate of the original purchase.
Portfolio Summary  ( unaudited)
Sector Percent
Financial 27.46%
Asset Backed Securities 17.73%
Government 17.48%
Mortgage Securities 7.14%
Consumer, Non-cyclical 5.50%
Utilities 5.39%
Energy 3.70%
Communications 3.18%
Industrial 2.98%
Money Market Funds 2.70%
Technology 2.37%
Basic Materials 1.89%
Consumer, Cyclical 1.74%
Other Assets and Liabilities
0.74%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales June 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 4,444 $ 44,323 $ 46,602 $ 2,165
$ 4,444 $ 44,323 $ 46,602 $ 2,165
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 12 $ — $ — $ —
$ 12 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap Account
June 30, 2020 (unaudited)
See accompanying notes.
92
INVESTMENT COMPANIES - 4.47% Shares Held Value (000's)
Money Market Funds - 4.47%
BlackRock Liquidity FedFund - Institutional
Class 0.09%
(a),(b)
2,274,513 $ 2,274
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
5,059,021 5,059
$ 7,333
TOTAL INVESTMENT COMPANIES $ 7,333
COMMON STOCKS - 100.05% Shares Held Value (000's)
Aerospace & Defense - 0.92%
Aerojet Rocketdyne Holdings Inc
(d)
38,000 $ 1,506
Agriculture - 1.53%
Darling Ingredients Inc
(d)
102,000 2,511
Automobile Parts & Equipment - 0.76%
Modine Manufacturing Co
(d)
54,300 300
Visteon Corp
(d)
13,900 952
$ 1,252
Banks - 6.25%
BancFirst Corp 10,300 418
Cathay General Bancorp 47,000 1,236
First Foundation Inc 30,100 492
First Interstate BancSystem Inc 38,900 1,204
First Merchants Corp 33,500 924
First Midwest Bancorp Inc /IL 70,700 944
Flagstar Bancorp Inc 35,000 1,030
IBERIABANK Corp 21,500 979
Independent Bank Corp/MI 23,500 349
Lakeland Bancorp Inc 24,800 283
United Community Banks Inc /GA 79,120 1,592
WesBanco Inc 39,200 796
$ 10,247
Biotechnology - 6.40%
Acceleron Pharma Inc
(d)
14,500 1,382
ADC Therapeutics SA
(d),(e)
9,600 449
Allogene Therapeutics Inc
(d),(e)
15,700 672
Bellicum Pharmaceuticals Inc
(d),(e)
10,400 77
Bluebird Bio Inc
(d)
8,400 513
Denali Therapeutics Inc
(d)
36,400 880
FibroGen Inc
(d)
24,200 981
Immunomedics Inc
(d)
19,100 677
Insmed Inc
(d)
53,400 1,471
Iovance Biotherapeutics Inc
(d)
31,800 873
MacroGenics Inc
(d)
32,500 907
Magenta Therapeutics Inc
(d)
47,400 356
Seattle Genetics Inc
(d)
7,400 1,257
$ 10,495
Building Materials - 1.28%
Builders FirstSource Inc
(d)
71,300 1,476
JELD-WEN Holding Inc
(d)
38,300 617
$ 2,093
Chemicals - 1.09%
Cabot Corp 36,260 1,344
Koppers Holdings Inc
(d)
15,400 290
Kraton Corp
(d)
9,215 159
$ 1,793
Commercial Services - 6.38%
AMN Healthcare Services Inc
(d)
35,500 1,606
BrightView Holdings Inc
(d)
69,900 783
Brink's Co/The 25,000 1,138
FTI Consulting Inc
(d)
6,800 779
HMS Holdings Corp
(d)
72,400 2,345
ICF International Inc 16,900 1,095
K12 Inc
(d)
51,100 1,392
Medifast Inc
(e)
7,400 1,027
Nesco Holdings Inc
(d),(e)
75,600 304
$ 10,469
Computers - 5.20%
CACI International Inc
(d)
7,500 1,626
ExlService Holdings Inc
(d)
21,100 1,338
Parsons Corp
(d)
54,200 1,964
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Perspecta Inc 91,300 $ 2,121
Ping Identity Holding Corp
(d)
45,900 1,473
$ 8,522
Consumer Products - 0.90%
Central Garden & Pet Co - A Shares
(d)
43,720 1,477
Diversified Financial Services - 4.14%
Federated Hermes Inc 29,700 704
Hamilton Lane Inc 21,946 1,479
LPL Financial Holdings Inc 11,900 933
Piper Sandler Cos 20,150 1,192
PJT Partners Inc 7,859 403
Stifel Financial Corp 43,995 2,087
$ 6,798
Electric - 2.24%
PNM Resources Inc 47,580 1,829
Portland General Electric Co 44,200 1,848
$ 3,677
Electrical Components & Equipment - 1.54%
EnerSys 32,600 2,099
nLight Inc
(d)
19,190 427
$ 2,526
Electronics - 4.10%
Advanced Energy Industries Inc
(d)
29,600 2,006
Atkore International Group Inc
(d)
48,000 1,313
SYNNEX Corp 17,300 2,072
Vishay Intertechnology Inc 87,600 1,338
$ 6,729
Engineering & Construction - 2.23%
Great Lakes Dredge & Dock Corp
(d)
108,000 1,000
MasTec Inc
(d)
52,500 2,356
Tutor Perini Corp
(d)
24,798 302
$ 3,658
Entertainment - 2.43%
Eldorado Resorts Inc
(d),(e)
56,600 2,267
Golden Entertainment Inc
(d)
50,400 450
Vail Resorts Inc 7,000 1,275
$ 3,992
Environmental Control - 0.96%
Tetra Tech Inc 19,900 1,574
Food - 0.79%
Performance Food Group Co
(d)
44,618 1,300
Forest Products & Paper - 0.26%
P H Glatfelter Co 26,200 420
Gas - 1.14%
Southwest Gas Holdings Inc 27,150 1,875
Healthcare - Products - 4.02%
Adaptive Biotechnologies Corp
(d)
13,600 658
Castle Biosciences Inc
(d)
3,127 118
Natera Inc
(d)
47,277 2,357
Nevro Corp
(d)
12,600 1,505
Precision BioSciences Inc
(d)
69,000 575
RA Medical Systems Inc
(d)
62,600 31
STAAR Surgical Co
(d)
21,800 1,342
$ 6,586
Healthcare - Services - 4.58%
Addus HomeCare Corp
(d)
22,900 2,120
Encompass Health Corp 27,100 1,678
Syneos Health Inc
(d)
36,100 2,103
Teladoc Health Inc
(d)
8,400 1,603
$ 7,504
Holding Companies - Diversified - 1.17%
GS Acquisition Holdings Corp II
(d)
182,300 1,916
Home Builders - 1.26%
Taylor Morrison Home Corp
(d)
107,000 2,064
Home Furnishings - 0.61%
Purple Innovation Inc
(d)
55,334 996

Schedule of Investments
SmallCap Account
June 30, 2020 (unaudited)
See accompanying notes.
93
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 3.69%
Essent Group Ltd 35,600 $ 1,291
First American Financial Corp 18,100 869
Hanover Insurance Group Inc /The 18,300 1,854
Kemper Corp 21,980 1,594
NMI Holdings Inc
(d)
27,600 444
$ 6,052
Internet - 0.61%
Eventbrite Inc
(d)
77,300 663
Revolve Group Inc
(d),(e)
23,098 343
$ 1,006
Iron & Steel - 0.71%
Cleveland-Cliffs Inc
(e)
212,000 1,170
Leisure Products & Services - 1.10%
Lindblad Expeditions Holdings Inc
(d)
36,800 284
Planet Fitness Inc
(d)
25,200 1,526
$ 1,810
Lodging - 0.93%
Extended Stay America Inc 136,700 1,530
Machinery - Diversified - 0.58%
Columbus McKinnon Corp/NY 28,300 947
Media - 0.63%
World Wrestling Entertainment Inc 23,700 1,030
Metal Fabrication & Hardware - 1.85%
Advanced Drainage Systems Inc 22,858 1,129
Rexnord Corp 65,400 1,907
$ 3,036
Mining - 0.25%
Alcoa Corp
(d)
36,420 409
Miscellaneous Manufacturers - 1.40%
Hillenbrand Inc 75,600 2,046
Trinseo SA 11,100 246
$ 2,292
Oil & Gas - 1.06%
Delek US Holdings Inc 24,300 423
Parsley Energy Inc 42,000 449
PDC Energy Inc
(d)
16,400 204
Talos Energy Inc
(d)
24,500 225
WPX Energy Inc
(d)
69,800 445
$ 1,746
Oil & Gas Services - 0.69%
ChampionX Corp
(d)
39,100 382
Matrix Service Co
(d)
23,200 225
Select Energy Services Inc
(d)
106,700 523
$ 1,130
Packaging & Containers - 0.86%
Graphic Packaging Holding Co 100,400 1,405
Pharmaceuticals - 2.91%
DexCom Inc
(d)
2,700 1,095
Horizon Therapeutics Plc
(d)
35,500 1,973
Revance Therapeutics Inc
(d)
69,700 1,702
$ 4,770
REITs - 7.48%
Agree Realty Corp 32,400 2,129
Brandywine Realty Trust 152,700 1,663
Cousins Properties Inc 61,901 1,847
First Industrial Realty Trust Inc 53,900 2,072
Ladder Capital Corp 107,100 868
Pebblebrook Hotel Trust 110,420 1,508
Rexford Industrial Realty Inc 42,900 1,777
Two Harbors Investment Corp 78,640 396
$ 12,260
Retail - 4.39%
BJ's Wholesale Club Holdings Inc
(d)
67,600 2,520
Bloomin ' Brands Inc 29,400 313
Brinker International Inc 19,100 458
Caleres Inc 120,000 1,001
Carvana Co
(d)
14,100 1,695
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Children's Place Inc /The
(e)
7,100 $ 266
Ruth's Hospitality Group Inc 48,760 398
World Fuel Services Corp 21,200 546
$ 7,197
Savings & Loans - 0.56%
Sterling Bancorp/DE 78,400 919
Semiconductors - 2.25%
Entegris Inc 32,400 1,913
SiTime Corp
(d)
37,300 1,769
$ 3,682
Software - 5.68%
Aspen Technology Inc
(d)
15,600 1,616
Ceridian HCM Holding Inc
(d)
7,681 609
Cloudflare Inc
(d)
32,900 1,183
Dynatrace Inc
(d)
20,700 840
Manhattan Associates Inc
(d)
21,400 2,016
SolarWinds Corp
(d),(e)
99,288 1,754
Sprout Social Inc
(d),(e)
48,100 1,299
$ 9,317
Telecommunications - 0.24%
Switch Inc 22,200 396
TOTAL COMMON STOCKS $ 164,084
Total Investments $ 171,417
Other Assets and Liabilities -  (4.52)% (7,407)
TOTAL NET ASSETS - 100.00% $ 164,010
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $5,634 or
3.44% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 27.51%
Financial 22.12%
Industrial 15.72%
Technology 13.13%
Consumer, Cyclical 11.48%
Money Market Funds 4.47%
Utilities 3.38%
Basic Materials 2.31%
Energy 1.75%
Communications 1.48%
Diversified 1.17%
Other Assets and Liabilities
(4.52)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Account
June 30, 2020 (unaudited)
See accompanying notes.
94
Affiliated Securities December 31, 2019 Purchases Sales June 30, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 10,018 $ 88,224 $ 93,183 $ 5,059
$ 10,018 $ 88,224 $ 93,183 $ 5,059
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 9 $ — $ — $ —
$ 9 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Glossary to the Schedule of Investments
June 30, 2020 (unaudited)
See accompanying notes.
95
Currency Abbreviations
USD/$ United States Dollar

See accompanying notes.
96
Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
CORE PLUS BOND ACCOUNT
Class 1 shares
2020(c) $ 11 .50 $ 0 .15 $ 0 .54 $ 0 .69 $ – $ – $ –
2019 10 .81 0 .34 0 .72 1 .06 ( 0 .37 ) – ( 0 .37 )
2018 11 .35 0 .36 ( 0 .52 ) ( 0 .16 ) ( 0 .38 ) – ( 0 .38 )
2017 11 .15 0 .35 0 .18 0 .53 ( 0 .33 ) – ( 0 .33 )
2016 11 .05 0 .32 0 .14 0 .46 ( 0 .36 ) – ( 0 .36 )
2015 11 .46 0 .32 ( 0 .37 ) ( 0 .05 ) ( 0 .36 ) – ( 0 .36 )
DIVERSIFIED INTERNATIONAL ACCOUNT
Class 1 shares
2020(c) 15 .71 0 .11 ( 1 .54 ) ( 1 .43 ) – – –
2019 13 .72 0 .28 2 .75 3 .03 ( 0 .26 ) ( 0 .78 ) ( 1 .04 )
2018 17 .01 0 .31 ( 3 .25 ) ( 2 .94 ) ( 0 .35 ) – ( 0 .35 )
2017 13 .42 0 .21 3 .67 3 .88 ( 0 .29 ) – ( 0 .29 )
2016 13 .68 0 .24 ( 0 .18 ) 0 .06 ( 0 .32 ) – ( 0 .32 )
2015 14 .08 0 .26 ( 0 .29 ) ( 0 .03 ) ( 0 .37 ) – ( 0 .37 )

See accompanying notes.
97
Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Net Asset Value, End
of Period Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Net Investment Income to
Average Net Assets
Portfolio Turnover
Rate
$ 12 .19 6 .00% (d) $ 260,649 0 .47% (e) 2 .64% (e) 196 .0% (e)
11 .50 9 .81 252,874 0 .47 2 .99 152 .4
10 .81 ( 1 .41 ) 280,760 0 .47 3 .27 127 .5
11 .35 4 .81 293,662 0 .46 3 .08 123 .5
11 .15 4 .09 292,436 0 .46 2 .79 155 .1
11 .05 ( 0 .48 ) 290,032 0 .46 2 .80 177 .2
14 .28 ( 9 .10 ) (d) 232,224 0 .92 (e) 1 .64 (e) 50 .0 (e)
15 .71 22 .69 266,768 0 .93 1 .86 43 .7
13 .72 ( 17 .54 ) 233,612 0 .91 1 .91 59 .3
17 .01 29 .06 292,975 0 .91 1 .37 42 .8
13 .42 0 .36 243,997 0 .91 1 .77 56 .8
13 .68 ( 0 .35 ) 273,300 0 .88 1 .80 48 .2
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2020.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

See accompanying notes.
98
Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
EQUITY INCOME ACCOUNT
Class 1 shares
2020(c) $ 28 .19 $ 0 .30 ( $ 4 .44 ) ( $ 4 .14 ) $ – $ – $ – $ 24 .05
2019 22 .86 0 .56 6 .00 6 .56 ( 0 .51 ) ( 0 .72 ) ( 1 .23 ) 28 .19
2018 26 .08 0 .64 ( 1 .72 ) ( 1 .08 ) ( 0 .52 ) ( 1 .62 ) ( 2 .14 ) 22 .86
2017 23 .20 0 .56 4 .14 4 .70 ( 0 .58 ) ( 1 .24 ) ( 1 .82 ) 26 .08
2016 21 .67 0 .57 2 .77 3 .34 ( 0 .64 ) ( 1 .17 ) ( 1 .81 ) 23 .20
2015 23 .12 0 .58 ( 1 .46 ) ( 0 .88 ) ( 0 .57 ) – ( 0 .57 ) 21 .67
Class 2 shares
2020(c) 27 .93 0 .27 ( 4 .40 ) ( 4 .13 ) – – – 23 .80
2019 22 .66 0 .49 5 .95 6 .44 ( 0 .45 ) ( 0 .72 ) ( 1 .17 ) 27 .93
2018 25 .87 0 .57 ( 1 .70 ) ( 1 .13 ) ( 0 .46 ) ( 1 .62 ) ( 2 .08 ) 22 .66
2017 23 .03 0 .49 4 .11 4 .60 ( 0 .52 ) ( 1 .24 ) ( 1 .76 ) 25 .87
2016 21 .52 0 .51 2 .75 3 .26 ( 0 .58 ) ( 1 .17 ) ( 1 .75 ) 23 .03
2015 22 .96 0 .52 ( 1 .45 ) ( 0 .93 ) ( 0 .51 ) – ( 0 .51 ) 21 .52
GOVERNMENT & HIGH QUALITY BOND ACCOUNT
Class 1 shares
2020(c) 9 .81 0 .06 0 .18 0 .24 – – – 10 .05
2019 9 .47 0 .22 0 .39 0 .61 ( 0 .27 ) – ( 0 .27 ) 9 .81
2018 9 .76 0 .23 ( 0 .15 ) 0 .08 ( 0 .37 ) – ( 0 .37 ) 9 .47
2017 9 .98 0 .31 ( 0 .12 ) 0 .19 ( 0 .41 ) – ( 0 .41 ) 9 .76
2016 10 .16 0 .33 ( 0 .14 ) 0 .19 ( 0 .37 ) – ( 0 .37 ) 9 .98
2015 10 .44 0 .27 ( 0 .19 ) 0 .08 ( 0 .35 ) ( 0 .01 ) ( 0 .36 ) 10 .16

See accompanying notes.
99
Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
( 14 .69 ) % (d) $ 626,137 0 .48% (e) 2 .48% (e) 25 .3% (e)
29 .09 741,311 0 .47 2 .16 17 .9
( 5 .01 ) 636,177 0 .49 2 .47 13 .2
21 .08 572,629 0 .50 2 .26 15 .9
15 .72 525,829 0 .50 2 .54 17 .1
( 3 .93 ) 513,126 0 .49 2 .54 10 .7
( 14 .79 ) (d) 25,671 0 .73 (e) 2 .23 (e) 25 .3 (e)
28 .78 31,874 0 .72 1 .91 17 .9
( 5 .24 ) 25,207 0 .74 2 .23 13 .2
20 .77 27,469 0 .75 2 .00 15 .9
15 .43 24,197 0 .75 2 .29 17 .1
( 4 .15 ) 23,215 0 .74 2 .29 10 .7
2 .45 (d) 241,728 0 .51 (e) 1 .30 (e) 52 .3 (e)
6 .45 241,332 0 .51 2 .26 22 .5
0 .91 219,612 0 .51 2 .43 17 .4
1 .88 241,839 0 .51 3 .09 24 .3
1 .80 247,620 0 .51 3 .25 25 .8
0 .79 286,659 0 .51 2 .61 21 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2020.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

See accompanying notes.
100
Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
LARGECAP GROWTH ACCOUNT I
Class 1 shares
2020(c) $ 37.64 ( $ 0.02) $ 3.99 $ 3.97 $ – $ – $ – $ 41.61
2019 30.10 0.01 10.27 10.28 (0.02) (2.72) (2.74) 37.64
2018 31.18 0.03 1.41 1.44 (0.01) (2.51) ( 2 .52) 30.10
2017 24.55 0.01 8.13 8.14 (0.01) (1.50) (1.51) 31.18
2016 26.33 0.01 0.34 0.35 – (2.13) (2.13) 24.55
2015 28.70 0.02 2.26 2.28 (0.07) (4.58) (4.65) 26.33
MIDCAP ACCOUNT
Class 1 shares
2020(c) 59.93 0.07 (2.99) (2.92) – – – 57.01
2019 48.53 0.43 19.93 20.36 (0.17) (8.79) (8.96) 59.93
2018 59.42 0.17 (2.93) (2.76) (0.17) (7.96) (8.13) 48.53
2017 50.96 0.19 12.48 12.67 (0.32) (3.89) (4.21) 59.42
2016 55.24 0.33 5.30 5.63 (0.24) (9.67) (9.91) 50.96
2015 60.79 0.22 1.19 1.41 (0.32) (6.64) (6.96) 55.24
Class 2 shares
2020(c) 59.42 – (2.97) (2.97) – – – 56.45
2019 48.19 0.28 19.77 20.05 (0.03) (8.79) (8.82) 59.42
2018 59.05 0.02 (2.89) (2.87) (0.03) (7.96) (7.99) 48.19
2017 50.69 0.05 12.39 12.44 (0.19) (3.89) ( 4 .08) 59.05
2016 54.97 0.20 5.27 5.47 (0.08) (9.67) (9.75) 50.69
2015 60.54 0.07 1.17 1.24 (0.17) (6.64) (6.81) 54.97

See accompanying notes.
101
Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
10.55% (d) $ 543,253 0.69% (e),(f) (0.10) % (e) 45.5% (e)
34.92 502,653 0.71 (f) 0.03 30.4
3.60 296,139 0.74 (f) 0.08 36.9
33.71 302,147 0.75 (f) 0.03 36.2
1.26 244,058 0.76 (f) 0.04 36.8
7.77 252,386 0.76 (f) 0.07 38.6
(4.89) (d),(g) 521,494 0.55 (e) 0.25 (e) 19.1 (e)
43.10 (g) 587,854 0.55 0.72 10.5
(6.55) 474,365 0.54 0.29 24.6
25.51 575,104 0.54 0 .34 13.4
10.37 576,634 0.54 0.62 13.6
1.64 617,437 0.53 0.37 26.3
(5.00) (d) 18,947 0.80 (e) 0.00 (e) 19.1 (e)
42.72 (g) 20,808 0.80 0.48 10.5
(6.79) (g) 15,710 0.79 0.04 24.6
25.19 (g) 17,792 0.79 0.09 13.4
10.11 14,985 0.79 0.38 13.6
1.37 15,243 0.78 0.12 26.3
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2020.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.
102
Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
PRINCIPAL CAPITAL APPRECIATION ACCOUNT
Class 1 shares
2020(c) $ 30 .72 $ 0 .17 ( $ 1 .23 ) ( $ 1 .06 ) $ – $ – $ – $ 29 .66
2019 25 .86 0 .38 7 .77 8 .15 ( 0 .50 ) ( 2 .79 ) ( 3 .29 ) 30 .72
2018 28 .54 0 .44 ( 1 .19 ) ( 0 .75 ) ( 0 .34 ) ( 1 .59 ) ( 1 .93 ) 25 .86
2017 23 .94 0 .28 4 .66 4 .94 ( 0 .34 ) – ( 0 .34 ) 28 .54
2016 22 .35 0 .30 1 .73 2 .03 ( 0 .26 ) ( 0 .18 ) ( 0 .44 ) 23 .94
2015 22 .31 0 .30 0 .20 0 .50 ( 0 .06 ) ( 0 .40 ) ( 0 .46 ) 22 .35
Class 2 shares
2020(c) 30 .32 0 .13 ( 1 .21 ) ( 1 .08 ) – – – 29 .24
2019 25 .58 0 .30 7 .67 7 .97 ( 0 .44 ) ( 2 .79 ) ( 3 .23 ) 30 .32
2018 28 .25 0 .37 ( 1 .17 ) ( 0 .80 ) ( 0 .28 ) ( 1 .59 ) ( 1 .87 ) 25 .58
2017 23 .71 0 .22 4 .60 4 .82 ( 0 .28 ) – ( 0 .28 ) 28 .25
2016 22 .14 0 .24 1 .72 1 .96 ( 0 .21 ) ( 0 .18 ) ( 0 .39 ) 23 .71
2015 22 .11 0 .23 0 .21 0 .44 ( 0 .01 ) ( 0 .40 ) ( 0 .41 ) 22 .14
REAL ESTATE SECURITIES ACCOUNT
Class 1 shares
2020(c) 21 .50 0 .17 ( 3 .14 ) ( 2 .97 ) – – – 18 .53
2019 17 .86 0 .34 5 .18 5 .52 ( 0 .40 ) ( 1 .48 ) ( 1 .88 ) 21 .50
2018 20 .62 0 .37 ( 1 .09 ) ( 0 .72 ) ( 0 .37 ) ( 1 .67 ) ( 2 .04 ) 17 .86
2017 21 .30 0 .25 1 .62 1 .87 ( 0 .39 ) ( 2 .16 ) ( 2 .55 ) 20 .62
2016 22 .20 0 .31 1 .09 1 .40 ( 0 .32 ) ( 1 .98 ) ( 2 .30 ) 21 .30
2015 22 .33 0 .34 0 .57 0 .91 ( 0 .34 ) ( 0 .70 ) ( 1 .04 ) 22 .20
Class 2 shares
2020(c) 21 .56 0 .15 ( 3 .15 ) ( 3 .00 ) – – – 18 .56
2019 17 .92 0 .30 5 .18 5 .48 ( 0 .36 ) ( 1 .48 ) ( 1 .84 ) 21 .56
2018 20 .70 0 .34 ( 1 .12 ) ( 0 .78 ) ( 0 .33 ) ( 1 .67 ) ( 2 .00 ) 17 .92
2017 21 .36 0 .19 1 .64 1 .83 ( 0 .33 ) ( 2 .16 ) ( 2 .49 ) 20 .70
2016 22 .29 0 .28 1 .06 1 .34 ( 0 .29 ) ( 1 .98 ) ( 2 .27 ) 21 .36
2015 22 .45 0 .34 0 .53 0 .87 ( 0 .33 ) ( 0 .70 ) ( 1 .03 ) 22 .29

See accompanying notes.
103
Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
( 3 .45 ) % (d) $ 129,880 0 .64% (e) 1 .17% (e) 50 .0% (e)
32 .49 143,227 0 .64 1 .27 29 .5
( 3 .41 ) 128,547 0 .63 1 .52 44 .9
20 .75 154,472 0 .63 1 .07 28 .5
9 .11 147,193 0 .63 1 .31 33 .7
2 .18 154,732 0 .64 1 .33 22 .1 (f)
( 3 .56 ) (d) 13,129 0 .89 (e) 0 .93 (e) 50 .0 (e)
32 .10 13,536 0 .89 1 .03 29 .5
( 3 .64 ) (g) 8,757 0 .88 1 .28 44 .9
20 .46 (g) 8,526 0 .88 0 .83 28 .5
8 .85 7,420 0 .88 1 .06 33 .7
1 .94 7,517 0 .89 1 .05 22 .1 (f)
( 13 .81 ) (d) 125,019 0 .83 (e) 1 .75 (e) 44 .2 (e)
31 .26 155,569 0 .88 (h) 1 .62 19 .3
( 4 .21 ) 133,429 0 .89 1 .89 17 .3
9 .19 154,615 0 .89 1 .19 19 .6
5 .85 158,760 0 .89 1 .38 31 .3
4 .21 159,292 0 .89 1 .54 22 .8
( 13 .91 ) (d) 6,090 1 .08 (e) 1 .58 (e) 44 .2 (e)
30 .94 6,361 1 .13 (h) 1 .43 19 .3
( 4 .47 ) 3,493 1 .14 1 .73 17 .3
8 .94 2,830 1 .14 0 .89 19 .6
5 .53 4,215 1 .14 1 .26 31 .3
4 .00 1,994 1 .14 1 .56 22 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2020.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Portfolio turnover rate excludes approximately $1,237,000 of purchases from portfolio realignment from the acquisition of LargeCap Blend Account II.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.
104
Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
SAM BALANCED PORTFOLIO
Class 1 shares
2020(c) $ 15 .67 $ 0 .05 ( $ 0 .70 ) ( $ 0 .65 ) $ – $ – $ – $ 15 .02
2019 13 .90 0 .31 2 .43 2 .74 ( 0 .40 ) ( 0 .57 ) ( 0 .97 ) 15 .67
2018 15 .89 0 .36 ( 1 .07 ) ( 0 .71 ) ( 0 .50 ) ( 0 .78 ) ( 1 .28 ) 13 .90
2017 14 .44 0 .45 1 .71 2 .16 ( 0 .34 ) ( 0 .37 ) ( 0 .71 ) 15 .89
2016 14 .69 0 .30 0 .70 1 .00 ( 0 .32 ) ( 0 .93 ) ( 1 .25 ) 14 .44
2015 16 .51 0 .30 ( 0 .38 ) ( 0 .08 ) ( 0 .49 ) ( 1 .25 ) ( 1 .74 ) 14 .69
Class 2 shares
2020(c) 15 .48 0 .04 ( 0 .71 ) ( 0 .67 ) – – – 14 .81
2019 13 .74 0 .28 2 .39 2 .67 ( 0 .36 ) ( 0 .57 ) ( 0 .93 ) 15 .48
2018 15 .72 0 .32 ( 1 .06 ) ( 0 .74 ) ( 0 .46 ) ( 0 .78 ) ( 1 .24 ) 13 .74
2017 14 .30 0 .42 1 .67 2 .09 ( 0 .30 ) ( 0 .37 ) ( 0 .67 ) 15 .72
2016 14 .55 0 .27 0 .69 0 .96 ( 0 .28 ) ( 0 .93 ) ( 1 .21 ) 14 .30
2015 16 .37 0 .26 ( 0 .38 ) ( 0 .12 ) ( 0 .45 ) ( 1 .25 ) ( 1 .70 ) 14 .55
SAM CONSERVATIVE BALANCED PORTFOLIO
Class 1 shares
2020(c) 12 .19 0 .07 ( 0 .35 ) ( 0 .28 ) – – – 11 .91
2019 11 .05 0 .28 1 .45 1 .73 ( 0 .35 ) ( 0 .24 ) ( 0 .59 ) 12 .19
2018 12 .33 0 .34 ( 0 .73 ) ( 0 .39 ) ( 0 .42 ) ( 0 .47 ) ( 0 .89 ) 11 .05
2017 11 .50 0 .38 0 .92 1 .30 ( 0 .34 ) ( 0 .13 ) ( 0 .47 ) 12 .33
2016 11 .52 0 .31 0 .42 0 .73 ( 0 .30 ) ( 0 .45 ) ( 0 .75 ) 11 .50
2015 12 .60 0 .29 ( 0 .36 ) ( 0 .07 ) ( 0 .41 ) ( 0 .60 ) ( 1 .01 ) 11 .52
Class 2 shares
2020(c) 12 .03 0 .06 ( 0 .36 ) ( 0 .30 ) – – – 11 .73
2019 10 .91 0 .25 1 .43 1 .68 ( 0 .32 ) ( 0 .24 ) ( 0 .56 ) 12 .03
2018 12 .19 0 .31 ( 0 .73 ) ( 0 .42 ) ( 0 .39 ) ( 0 .47 ) ( 0 .86 ) 10 .91
2017 11 .38 0 .36 0 .89 1 .25 ( 0 .31 ) ( 0 .13 ) ( 0 .44 ) 12 .19
2016 11 .41 0 .27 0 .42 0 .69 ( 0 .27 ) ( 0 .45 ) ( 0 .72 ) 11 .38
2015 12 .48 0 .27 ( 0 .36 ) ( 0 .09 ) ( 0 .38 ) ( 0 .60 ) ( 0 .98 ) 11 .41

See accompanying notes.
105
Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
( 4 .15 ) % (d) $ 516,836 0 .24% (e) ,(f) 0 .74% (e) 1 .8% (e)
20 .01 574,960 0 .24 (f) ,(g) 2 .06 23 .0
( 5 .04 ) 561,162 0 .23 (f) ,(g) 2 .29 18 .2
15 .21 678,409 0 .23 (f) 2 .92 27 .4
6 .82 672,562 0 .23 (f) 2 .07 16 .5
( 0 .81 ) 732,937 0 .23 (f) 1 .88 26 .1
( 4 .33 ) (d) 116,823 0 .49 (e) ,(f) 0 .49 (e) 1 .8 (e)
19 .74 123,870 0 .49 (f) ,(g) 1 .89 23 .0
( 5 .25 ) 104,051 0 .48 (f) ,(g) 2 .10 18 .2
14 .88 110,129 0 .48 (f) 2 .77 27 .4
6 .62 97,047 0 .48 (f) 1 .88 16 .5
( 1 .08 ) 96,511 0 .48 (f) 1 .66 26 .1
( 2 .30 ) (d) 150,889 0 .24 (e) ,(f) 1 .21 (e) 7 .6 (e)
15 .88 164,095 0 .24 (f) ,(g) 2 .32 30 .8
( 3 .49 ) 154,297 0 .22 (f) ,(g) 2 .79 19 .5
11 .46 178,523 0 .23 (f) 3 .16 26 .3
6 .37 183,830 0 .23 (f) 2 .64 19 .8
( 0 .78 ) 193,585 0 .23 (f) 2 .38 28 .2
( 2 .49 ) (d) 25,933 0 .49 (e) ,(f) 0 .97 (e) 7 .6 (e)
15 .66 25,380 0 .49 (f) ,(g) 2 .15 30 .8
( 3 .75 ) 20,449 0 .47 (f) ,(g) 2 .59 19 .5
11 .14 20,541 0 .48 (f) 3 .06 26 .3
6 .08 17,477 0 .48 (f) 2 .39 19 .8
( 0 .93 ) 17,774 0 .48 (f) 2 .19 28 .2
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2020.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Does not include expenses of the investment companies in which the Portfolio invests.
(g) Reflects Manager's contractual expense limit.

See accompanying notes.
106
Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class 1 shares
2020(c) $ 19 .94 $ 0 .03 ( $ 1 .23 ) ( $ 1 .20 ) $ – $ – $ – $ 18 .74
2019 17 .16 0 .36 3 .68 4 .04 ( 0 .36 ) ( 0 .90 ) ( 1 .26 ) 19 .94
2018 19 .86 0 .35 ( 1 .51 ) ( 1 .16 ) ( 0 .56 ) ( 0 .98 ) ( 1 .54 ) 17 .16
2017 17 .22 0 .54 2 .82 3 .36 ( 0 .30 ) ( 0 .42 ) ( 0 .72 ) 19 .86
2016 17 .22 0 .30 0 .90 1 .20 ( 0 .26 ) ( 0 .94 ) ( 1 .20 ) 17 .22
2015 19 .02 0 .26 ( 0 .41 ) ( 0 .15 ) ( 0 .43 ) ( 1 .22 ) ( 1 .65 ) 17 .22
Class 2 shares
2020(c) 19 .63 0 .01 ( 1 .21 ) ( 1 .20 ) – – – 18 .43
2019 16 .92 0 .32 3 .61 3 .93 ( 0 .32 ) ( 0 .90 ) ( 1 .22 ) 19 .63
2018 19 .60 0 .31 ( 1 .50 ) ( 1 .19 ) ( 0 .51 ) ( 0 .98 ) ( 1 .49 ) 16 .92
2017 17 .01 0 .49 2 .78 3 .27 ( 0 .26 ) ( 0 .42 ) ( 0 .68 ) 19 .60
2016 17 .02 0 .25 0 .89 1 .14 ( 0 .21 ) ( 0 .94 ) ( 1 .15 ) 17 .01
2015 18 .82 0 .21 ( 0 .40 ) ( 0 .19 ) ( 0 .39 ) ( 1 .22 ) ( 1 .61 ) 17 .02
SAM FLEXIBLE INCOME PORTFOLIO
Class 1 shares
2020(c) 12 .58 0 .10 ( 0 .29 ) ( 0 .19 ) – – – 12 .39
2019 11 .86 0 .33 1 .22 1 .55 ( 0 .46 ) ( 0 .37 ) ( 0 .83 ) 12 .58
2018 12 .95 0 .40 ( 0 .63 ) ( 0 .23 ) ( 0 .53 ) ( 0 .33 ) ( 0 .86 ) 11 .86
2017 12 .45 0 .47 0 .56 1 .03 ( 0 .44 ) ( 0 .09 ) ( 0 .53 ) 12 .95
2016 12 .27 0 .42 0 .44 0 .86 ( 0 .43 ) ( 0 .25 ) ( 0 .68 ) 12 .45
2015 13 .22 0 .40 ( 0 .56 ) ( 0 .16 ) ( 0 .47 ) ( 0 .32 ) ( 0 .79 ) 12 .27
Class 2 shares
2020(c) 12 .44 0 .09 ( 0 .29 ) ( 0 .20 ) – – – 12 .24
2019 11 .74 0 .31 1 .19 1 .50 ( 0 .43 ) ( 0 .37 ) ( 0 .80 ) 12 .44
2018 12 .83 0 .38 ( 0 .63 ) ( 0 .25 ) ( 0 .51 ) ( 0 .33 ) ( 0 .84 ) 11 .74
2017 12 .34 0 .45 0 .54 0 .99 ( 0 .41 ) ( 0 .09 ) ( 0 .50 ) 12 .83
2016 12 .17 0 .38 0 .44 0 .82 ( 0 .40 ) ( 0 .25 ) ( 0 .65 ) 12 .34
2015 13 .12 0 .37 ( 0 .56 ) ( 0 .19 ) ( 0 .44 ) ( 0 .32 ) ( 0 .76 ) 12 .17

See accompanying notes.
107
Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
( 6 .02 ) % (d) $ 195,683 0 .24% (e) ,(f) 0 .33% (e) 4 .2% (e)
24 .06 213,346 0 .24 (f) ,(g) 1 .89 16 .2
( 6 .62 ) 189,654 0 .23 (f) ,(g) 1 .81 27 .0
19 .78 220,054 0 .23 (f) 2 .88 35 .1
7 .00 194,284 0 .23 (f) 1 .73 25 .5
( 1 .09 ) 193,966 0 .23 (f) 1 .40 29 .1
( 6 .11 ) (d) 132,774 0 .49 (e) ,(f) 0 .08 (e) 4 .2 (e)
23 .68 143,501 0 .49 (f) ,(g) 1 .68 16 .2
( 6 .82 ) 118,307 0 .48 (f) ,(g) 1 .60 27 .0
19 .46 127,079 0 .48 (f) 2 .68 35 .1
6 .76 108,247 0 .48 (f) 1 .49 25 .5
( 1 .34 ) 103,771 0 .48 (f) 1 .17 29 .1
( 1 .51 ) (d) 142,266 0 .24 (e) ,(f) 1 .71 (e) 8 .4 (e)
13 .25 157,922 0 .24 (f) 2 .65 37 .4
( 1 .97 ) 157,019 0 .23 (f) 3 .19 19 .9
8 .41 194,742 0 .23 (f) 3 .69 29 .3
7 .04 196,393 0 .23 (f) 3 .32 17 .1
( 1 .31 ) 200,828 0 .23 (f) 3 .05 25 .2
( 1 .61 ) (d) 31,536 0 .49 (e) ,(f) 1 .46 (e) 8 .4 (e)
12 .97 30,663 0 .49 (f) 2 .46 37 .4
( 2 .20 ) 25,656 0 .48 (f) 3 .07 19 .9
8 .13 23,003 0 .48 (f) 3 .57 29 .3
6 .73 20,085 0 .48 (f) 3 .06 17 .1
( 1 .55 ) 21,108 0 .48 (f) 2 .85 25 .2
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2020.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Does not include expenses of the investment companies in which the Portfolio invests.
(g) Reflects Manager's contractual expense limit.

See accompanying notes.
108
Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
SAM STRATEGIC GROWTH PORTFOLIO
Class 1 shares
2020(c) $ 21 .85 ( $ 0 .01 ) ( $ 1 .54 ) ( $ 1 .55 ) $ – $ – $ – $ 20 .30
2019 18 .36 0 .39 4 .54 4 .93 ( 0 .33 ) ( 1 .11 ) ( 1 .44 ) 21 .85
2018 21 .72 0 .33 ( 2 .01 ) ( 1 .68 ) ( 0 .52 ) ( 1 .16 ) ( 1 .68 ) 18 .36
2017 18 .54 0 .51 3 .54 4 .05 ( 0 .30 ) ( 0 .57 ) ( 0 .87 ) 21 .72
2016 18 .70 0 .30 0 .85 1 .15 ( 0 .28 ) ( 1 .03 ) ( 1 .31 ) 18 .54
2015 21 .00 0 .29 ( 0 .56 ) ( 0 .27 ) ( 0 .47 ) ( 1 .56 ) ( 2 .03 ) 18 .70
Class 2 shares
2020(c) 21 .53 ( 0 .03 ) ( 1 .52 ) ( 1 .55 ) – – – 19 .98
2019 18 .11 0 .34 4 .47 4 .81 ( 0 .28 ) ( 1 .11 ) ( 1 .39 ) 21 .53
2018 21 .46 0 .28 ( 2 .00 ) ( 1 .72 ) ( 0 .47 ) ( 1 .16 ) ( 1 .63 ) 18 .11
2017 18 .33 0 .47 3 .48 3 .95 ( 0 .25 ) ( 0 .57 ) ( 0 .82 ) 21 .46
2016 18 .50 0 .26 0 .83 1 .09 ( 0 .23 ) ( 1 .03 ) ( 1 .26 ) 18 .33
2015 20 .80 0 .24 ( 0 .55 ) ( 0 .31 ) ( 0 .43 ) ( 1 .56 ) ( 1 .99 ) 18 .50
SHORT-TERM INCOME ACCOUNT
Class 1 shares
2020(c) 2 .57 0 .03 0 .03 0 .06 – – – 2 .63
2019 2 .52 0 .06 0 .06 0 .12 ( 0 .07 ) – ( 0 .07 ) 2 .57
2018 2 .55 0 .06 ( 0 .03 ) 0 .03 ( 0 .06 ) – ( 0 .06 ) 2 .52
2017 2 .54 0 .05 0 .01 0 .06 ( 0 .05 ) – ( 0 .05 ) 2 .55
2016 2 .54 0 .05 – 0 .05 ( 0 .05 ) – ( 0 .05 ) 2 .54
2015 2 .59 0 .04 ( 0 .02 ) 0 .02 ( 0 .07 ) – ( 0 .07 ) 2 .54

See accompanying notes.
109
Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
( 7 .09 ) % (d) $ 154,388 0 .24% (e) ,(f) ( 0 .07 ) % (e) 5 .9% (e)
27 .44 169,489 0 .24 (f) ,(g) 1 .89 20 .3
( 8 .60 ) 140,247 0 .23 (f) ,(g) 1 .56 37 .8
22 .22 163,861 0 .23 (f) 2 .50 37 .7
6 .15 145,083 0 .23 (f) 1 .61 23 .4
( 1 .62 ) 142,227 0 .23 (f) 1 .45 37 .9
( 7 .20 ) (d) 134,546 0 .49 (e) ,(f) ( 0 .32 ) (e) 5 .9 (e)
27 .13 145,924 0 .49 (f) ,(g) 1 .67 20 .3
( 8 .87 ) 114,902 0 .48 (f) ,(g) 1 .34 37 .8
21 .95 126,632 0 .48 (f) 2 .33 37 .7
5 .90 103,870 0 .48 (f) 1 .41 23 .4
( 1 .87 ) 95,775 0 .48 (f) 1 .19 37 .9
2 .33 (d) 139,208 0 .51 (e) ,(g) 1 .95 (e) 76 .5 (e)
4 .70 130,852 0 .51 (g) 2 .31 54 .2
1 .02 149,075 0 .50 (g) 2 .19 49 .9
2 .39 158,446 0 .50 (g) 2 .01 67 .3
2 .14 170,538 0 .50 (g) 1 .91 48 .6
0 .71 160,833 0 .49 (g) 1 .63 57 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2020.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Does not include expenses of the investment companies in which the Portfolio invests.
(g) Reflects Manager's contractual expense limit.

See accompanying notes.
110
Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
SMALLCAP ACCOUNT
Class 1 shares
2020(c) $ 15.33 $ 0.04 ( $ 1.67) ( $ 1.63) $ – $ – $ – $ 13.70
2019 14.30 0.08 3.67 3.75 (0.06) (2.66) (2.72) 15.33
2018 17.10 0.03 (1.62) (1.59) (0.06) (1.15) (1.21) 14.30
2017 15.21 0.06 1.89 1.95 (0.06) – (0.06) 17.10
2016 13.55 0.15 2.15 2.30 (0.04) (0.60) (0.64) 15.21
2015 13.99 0.05 (0.03) 0.02 (0.01) (0.45) (0.46) 13.55
Class 2 shares
2020(c) 15.26 0.02 (1.65) (1.63) – – – 13.63
2019 14.24 0.04 3.66 3.70 (0.02) (2.66) (2.68) 15.26
2018 17.04 (0.01) (1.62) (1.63) (0.02) (1.15) (1.17) 14.24
2017 15.17 0.02 1.87 1.89 (0.02) – (0.02) 17.04
2016 13.52 0.11 2.15 2.26 (0.01) (0.60) (0.61) 15.17
2015(g) 14.49 0.02 (0.53) (0.51) (0.01) (0.45) (0.46) 13.52

See accompanying notes.
111
Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
(10.63) % (d) $ 157,935 0.84% (e) 0.54% (e) 34.4% (e)
27.40 184,434 0.84 0.53 34.7
(10.89) 163,243 0.83 0.20 45.0
12.87 208,669 0.83 0.37 64.1
17.39 209,911 0.83 1.08 57.1
(0.10) 205,344 0.83 0.33 63.3
(10.75) (d),(f) 6,075 1.09 (e) 0.30 (e) 34.4 (e)
27.12 6,829 1.09 0.28 34.7
(11.17) (f) 4,874 1.08 (0.05) 45.0
12.57 (f) 5,371 1.08 0.12 64.1
17.15 4,938 1.08 0.80 57.1
(3.76) (d) 4,523 1.08 (e) 0.13 (e) 63.3 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2020.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Period from February 17, 2015 date operations commenced, through December 31, 2015.

Shareholder Expense Example
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)
112
As a shareholder of Principal Variable Contracts Funds, Inc. you incur ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Variable Contracts
Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the expenses the Funds bear directly, each of the Accounts may indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher. Expenses shown below and on the following pages do not account for fees, expenses and charges of any variable insurance contract or retirement plan. If these fees had been reflected, expenses would have been higher.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ( January 1, 2020 to
June 30, 2020 ), unless otherwise noted.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each account’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the account’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Variable Contracts Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds.
Beginning Account
Value January 1, 2020
Ending
Account Value
June 30, 2020
Expenses Paid
During Period
January 1, 2020
to June 30, 2020
(a)
Annualized
Expense Ratio
Core Plus Bond Account Class 1
Actual $ 1,000.00 $ 1,060.00 $ 2.41 0.47%
Hypothetical 1,000.00 1,022.53 2.36 0.47
Diversified International Account Class 1
Actual 1,000.00 908.98 4.37 0.92
Hypothetical 1,000.00 1,020.29 4.62 0.92
Equity Income Account Class 1
Actual 1,000.00 853.14 2.21 0.48
Hypothetical 1,000.00 1,022.48 2.41 0.48
Equity Income Account Class 2
Actual 1,000.00 852.13 3.36 0.73
Hypothetical 1,000.00 1,021.23 3.67 0.73
Government & High Quality Bond Account Class 1
Actual 1,000.00 1,024.46 2.57 0.51
Hypothetical 1,000.00 1,022.33 2.56 0.51
LargeCap Growth Account I Class 1
Actual 1,000.00 1,105.47 3.61 0.69
Hypothetical 1,000.00 1,021.43 3.47 0.69
MidCap Account Class 1
Actual 1,000.00 951.12 2.67 0.55
Hypothetical 1,000.00 1,022.13 2.77 0.55
MidCap Account Class 2
Actual 1,000.00 950.02 3.88 0.80
Hypothetical 1,000.00 1,020.89 4.02 0.80

Shareholder Expense Example
Principal Variable Contracts Funds, Inc.
June 30, 2020 (unaudited)
113
Beginning Account
Value January 1, 2020
Ending
Account Value
June 30, 2020
Expenses Paid
During Period
January 1, 2020
to June 30, 2020
(a)
Annualized
Expense Ratio
Principal Capital Appreciation Account Class 1
Actual $ 1,000.00 $ 965.49 $ 3.13 0.64%
Hypothetical 1,000.00 1,021.68 3.22 0.64
Principal Capital Appreciation Account Class 2
Actual 1,000.00 964.38 4.35 0.89
Hypothetical 1,000.00 1,020.44 4.47 0.89
Real Estate Securities Account Class 1
Actual 1,000.00 861.86 3.84 0.83
Hypothetical 1,000.00 1,020.74 4.17 0.83
Real Estate Securities Account Class 2
Actual 1,000.00 860.85 5.00 1.08
Hypothetical 1,000.00 1,019.49 5.42 1.08
SAM Balanced Portfolio Class 1
Actual 1,000.00 958.52 1.17 0.24
Hypothetical 1,000.00 1,023.67 1.21 0.24
SAM Balanced Portfolio Class 2
Actual 1,000.00 956.72 2.38 0.49
Hypothetical 1,000.00 1,022.43 2.46 0.49
SAM Conservative Balanced Portfolio Class 1
Actual 1,000.00 977.03 1.18 0.24
Hypothetical 1,000.00 1,023.67 1.21 0.24
SAM Conservative Balanced Portfolio Class 2
Actual 1,000.00 975.06 2.41 0.49
Hypothetical 1,000.00 1,022.43 2.46 0.49
SAM Conservative Growth Portfolio Class 1
Actual 1,000.00 939.82 1.16 0.24
Hypothetical 1,000.00 1,023.67 1.21 0.24
SAM Conservative Growth Portfolio Class 2
Actual 1,000.00 938.87 2.36 0.49
Hypothetical 1,000.00 1,022.43 2.46 0.49
SAM Flexible Income Portfolio Class 1
Actual 1,000.00 984.90 1.18 0.24
Hypothetical 1,000.00 1,023.67 1.21 0.24
SAM Flexible Income Portfolio Class 2
Actual 1,000.00 983.92 2.42 0.49
Hypothetical 1,000.00 1,022.43 2.46 0.49
SAM Strategic Growth Portfolio Class 1
Actual 1,000.00 929.06 1.15 0.24
Hypothetical 1,000.00 1,023.67 1.21 0.24
SAM Strategic Growth Portfolio Class 2
Actual 1,000.00 928.01 2.35 0.49
Hypothetical 1,000.00 1,022.43 2.46 0.49
Short-Term Income Account Class 1
Actual 1,000.00 1,023.35 2.57 0.51
Hypothetical 1,000.00 1,022.33 2.56 0.51
SmallCap Account Class 1
Actual 1,000.00 893.67 3.95 0.84
Hypothetical 1,000.00 1,020.69 4.22 0.84
SmallCap Account Class 2
Actual 1,000.00 892.53 5.13 1.09
Hypothetical 1,000.00 1,019.44 5.47 1.09
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

114
FUND DIRECTORS AND OFFICERS
Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Funds, Inc., Principal Exchange-Traded Funds, and Principal Diversified Select Real Asset Fund which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.
The following directors are considered not to be “interested persons” as defined in the 1940 Act
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other Directorships
Held by Director
During Past 5 Years
Elizabeth Ballantine
Director since 2004
Member, Nominating and Governance
Committee
1948
Principal, EBA Associates 127 Durango Herald, Inc.; McClatchy
Newspapers, Inc.
Leroy T. Barnes, Jr.
Director since 2012
Member, Audit Committee
Member, Nominating and Governance
Committee
1951
Retired. 127 McClatchy Newspapers, Inc.; Frontier
Communications, Inc.; formerly, Herbalife
Ltd.
Craig Damos
Lead Independent Director since 2020
Director since 2008
Member, Nominating and Governance
Committee Member,15(c) Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC 127 None
Mark A. Grimmett
Director since 2004
Member, Audit Committee Member, 15(c)
Committee
Member, Executive Committee
1960
Formerly, Executive Vice President and CFO, Merle
Norman Cosmetics, Inc.
127 None
Fritz S. Hirsch
Director since 2005
Member, Nominating and Governance
Committee
Member, Operations Committee
Member, 15(c) Committee
1951
Formerly, CEO, MAM USA 127 MAM USA
Tao Huang
Director since 2012
Member, Operations Committee
Member, 15(c) Committee
1962
Retired. 127 Armstrong World Industries, Inc. and
Equity Lifestyle Properties, Inc.
Karen (“Karrie”) McMillan
Director since 2014
Member, Operations Committee
1961
Managing Director, Patomak Global Partners, LLC 127 None
Elizabeth A. Nickels
Director since 2015
Member, Audit Committee
1962
Retired. 127 SpartanNash; formerly: Charlotte Russe;
Follet Corporation; PetSmart; Spectrum
Health Systems
Mary M. (“Meg”) VanDeWeghe
Director since 2018
Member, Operations Committee
1959
CEO and President, Forte Consulting, Inc. 127 Denbury Resources Inc. and Helmerich
& Payne; Formerly: Brown Advisory;
B/E Aerospace; WP Carey; Nalco (and its
successor Ecolab)

115
The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the
Manager and Principal Life.
Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392.
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other
Directorships
Held by Director
During Past 5 Years
Timothy M. Dunbar
Chair and Director since 2019
Member, Executive Committee
1957
Director, PGI since 2018
President, Principal Global Asset Management,
PGI, Principal Life Insurance Company (“PLIC”),
Principal Financial Services, Inc. (“PFSI”), and
Principal Financial Group (“PFG”) since 2018
Chair/Executive Vice President, RobustWealth, Inc.
since 2018
Director, Post Advisory Group, LLC (“Post”) since
2018
Executive Vice President/Chief Investment Officer,
PLIC, PFSI and PFG (2014-2018)
127 None
Patrick Halter
Director since 2017
1959
Chief Executive Officer and President, PGI since
2018
Chief Operating Officer, PGI (2017-2018)
Chair, PGI since 2018
Director, PGI (2003-2018)
Director, Finisterre Capital LLP since 2018
Director, Origin Asset Management LLP since 2018
Chair, Post since 2017
Chief Executive Officer, Principal Real Estate
Investors, LLC (“PREI”) since 2005
Chair, PREI since 2004
Chair, Spectrum Asset Management, Inc. since 2017
Director, CCIP, LLC since 2017
127 None

116
The following table presents officers of the Funds.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Kamal Bhatia
President, Chief Executive Officer
1972
President, PFG, PFSI, and PLIC since 2019
Principal Executive Officer, OC Private Capital
(2017-2019)
Senior Vice President, OppenheimerFunds (2011-
2019)
Randy D. Bolin
Assistant Tax Counsel
Des Moines, IA 50392
1961
Vice President/Associate General Counsel, PFSI
since 2013
Vice President/Associate General Counsel, PGI
since 2016
Assistant General Counsel, PGI (2007–2016)
Vice President/Associate General Counsel, PLIC
since 2013
Tracy W. Bollin
Chief Financial Officer
Des Moines, IA 50392
1970
Managing Director, PGI since 2016
Chief Operating Officer, PMC (2015-2017)
Chief Financial Officer, PFA (2010-2015)
Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015–2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014–2017)
Chief Financial Officer, PSI (2010-2015)
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President/Treasurer, PFA since 2016
Vice President/Treasurer, PFD since 2016
Vice President/Treasurer, PGI since 2016
Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, PREI since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Prior thereto, Attorney in Private Practice
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Compliance Advisor, PMC (2013-2015)
Sara L. Reece
Vice President and Controller
Des Moines, IA 50392
1975
Director - Accounting, PLIC since 2015
Assistant Financial Controller, PLIC prior to 2015
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Interim Chief Compliance Officer (2018)
Deputy Chief Compliance Officer (2015-2018)
Deputy Chief Compliance Officer, PGI since 2017
Vice President and Chief Compliance Officer, PMC
(2015–2017)
Vice President, PSS since 2015
Britney L. Schnathorst
Assistant Counsel and Assistant
Secretary
Des Moines, IA 50392
1981
Counsel, PLIC since 2013
Adam U. Shaikh
Assistant Counsel
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PGI (2017-2018)
Counsel, PLIC since 2006
Counsel, PMC (2014-2017)
John L. Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2019
Prior thereto, Attorney in Private Practice

117
The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.
The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the
Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des
Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Dan L. Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President/Treasurer, PGI since 2017
Assistant Vice President/Treasury, PFA since 2013
Assistant Vice President/Treasury, PFD since 2013
Assistant Vice President/Treasury, PLIC since 2014
Assistant Vice President/Treasury, PMC (2013-
2017)
Assistant Vice President/Treasury, PSI since 2013
Assistant Vice President/Treasury, PSS since 2013
Beth C. Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC
Clint L. Woods
Counsel, Vice President, and
Assistant Secretary
Des Moines, IA 50392
1961
Of Counsel (2017-2018)
Vice President (2016-2017)
Counsel (2015-2017)
Vice President, PLIC since 2015
Associate General Counsel, Governance Officer, and
Assistant Corporate Secretary, PLIC since 2013
Jared Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI since 2017
Counsel, PLIC since 2015
Senior Attorney, Transamerica Life Insurance
Company (2013-2015)

118
The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectus dated May 1, 2020 and as supplemented, and the Statement of Additional
Information dated May 1, 2020 and as supplemented. These documents may be obtained free of charge by writing Principal Funds,
Inc., P.O. Box 8024, Boston, MA 02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.
com/prospectuses-pvc.
PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission as of March 31 and September 30 each year as a part of Form N-PORT. The Fund’s Form N-PORT can be reviewed and copied at the Commission’s Public Reference Room in
Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
Management has evaluated events and transactions that have occurred The Board of Directors of Principal Funds, Inc. (the “Board”) met on
March 10, 2020 to review the liquidity risk management program (the “Program”) applicable to all series of the Principal Variable Contracts
Funds, Inc., (each, a “Fund”), pursuant to Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) for the period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). At the meeting, the committee designated by the
Board to administer the Program, the Liquidity Risk Management Committee (the “Committee”), addressed the operation, adequacy and effectiveness of the Program, the operation of each Fund’s highly liquid investment minimum, where applicable, and any material changes made to the Program during the Reporting Period.
The Committee noted key factors it considered when assessing, managing and reviewing each Fund’s liquidity risk. Such factors included each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including (a) whether the Fund’s investment strategy is appropriate for an open-end fund, (b) the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and (c) the use of borrowings for investment purposes and use of leveraged derivatives and financial commitment obligations; short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and each Fund’s shareholder ownership concentration.
There were no material changes to the Program during the Reporting Period. The Committee concluded, based on the operation of the functions as described in the Report that the Program is operating as intended and is effective in implementing the requirements of the
Liquidity Rule.

119
BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Variable Contracts Funds, Inc. (“PVC”) approved an Amended and Restated Subadvisory Agreement (the “Subadvisory Agreement”) between Principal Global Investors, LLC (the “Manager”) and T.
Rowe Price Associates, Inc. (the “Subadvisor”) related to the LargeCap Growth Account I. in connection with a proposal to change the methodology for calculating the subadvisory fee and to amend the subadvisory fee schedule to reduce the effective subadvisory fee rate payable at certain asset levels.
Approval of Amended and Restated Subadvisory Agreement LargeCap Growth Account I
On June 8, 2020, the Board considered for the LargeCap Growth Account I (the “Account”) the approval of an amended fee schedule under the subadvisory agreement between the Manager and the Subadvisor with respect to the Account, which would result in a reduction of the effective subadvisory rate payable at certain asset levels.
The Board reviewed materials received from the Manager regarding the proposed amendment to the Subadvisory Agreement and noted that because the subadvisory fee was paid by the Manager, the amendment would not change the management fee rate paid by the Account. The
Board considered the Manager’s representation that the amendment would not reduce the quality or quantity of the services the Subadvisor provides to the Account and that the Subadvisor’s obligations under the Subadvisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Subadvisory Agreement other than to the methodology for calculating the subadvisory fee and the subadvisory fee schedule.
The Board considered that they had last approved the Subadvisory Agreement for the Account during the annual contract renewal process that concluded at the Board of Directors’ September 2019 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Subadvisor under the Subadvisory Agreement and had concluded, based upon the information provided, that the terms of the Subadvisory Agreement were reasonable and that approval of the Subadvisory
Agreement was in the best interests of the Account.
Based upon all of the information considered, the Board concluded that it was in the best interests of the Account to approve the amended
Subadvisory Agreement and, accordingly, recommended to the Board of Directors the approval of the amended Subadvisory Agreement.

principalfunds.com
This report must be preceded or accompanied by a current prospectus for the Principal Variable
Contracts Funds, Inc.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal, Principal and symbol design, and Principal Financial Group are registered trademarks and services marks of Principal Financial Services, Inc., a Principal Financial Group company.
© 2020 Principal Financial Services, Inc. | MM1291B-12 | 06/2020 | 871465

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as
Exhibit 99.CERT
.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as
Exhibit 99.906CERT
.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Variable Contracts Funds, Inc.

By	/s/ Kamal Bhatia

            Kamal Bhatia, President and CEO

Date	8/6/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia

            Kamal Bhatia, President and CEO

Date	8/6/2020

By	/s/ Tracy W. Bollin

            Tracy W. Bollin, Chief Financial Officer

Date	8/6/2020